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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)     (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:     December 31

Date of reporting period:     January 1, 2013 to June 30, 2013

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2013

Classes ADV, I, S and S2

ING Investors Trust

■	ING BlackRock Health Sciences Opportunities Portfolio
■	ING Bond Portfolio
■	ING Clarion Global Real Estate Portfolio
■	ING FMRSM Diversified Mid Cap Portfolio
■	ING Global Resources Portfolio
■	ING Invesco Growth and Income Portfolio (formerly, ING Invesco Van Kampen Growth and Income Portfolio)
■	ING JPMorgan Emerging Markets Equity Portfolio
■	ING Liquid Assets Portfolio
■	ING Marsico Growth Portfolio
■	ING MFS Total Return Portfolio
■	ING MFS Utilities Portfolio
■	ING Morgan Stanley Global Franchise Portfolio
■	ING PIMCO Total Return Bond Portfolio
■	ING Pioneer Mid Cap Value Portfolio
■	ING T. Rowe Price Capital Appreciation Portfolio
■	ING T. Rowe Price Equity Income Portfolio
■	ING T. Rowe Price International Stock Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	2
Market Perspective	3
Shareholder Expense Examples	5
Statements of Assets and Liabilities	8
Statements of Operations	18
Statements of Changes in Net Assets	23
Financial Highlights	32
Notes to Financial Statements	42
Summary Portfolios of Investments	70
Shareholder Meeting Information	154
Advisory Contract Approval Discussion	157

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING BlackRock Health Sciences Opportunities Portfolio
Class ADV	$1,000.00	$1,198.10	1.35%	$7.34	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,201.80	0.75	4.09	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,200.50	1.00	5.44	1,000.00	1,019.84	1.00	5.01
ING Bond Portfolio
	1,000.00	973.30	0.75	3.67	1,000.00	1,021.08	0.75	3.76
ING Clarion Global Real Estate Portfolio
Class ADV	1,000.00	1,006.40	1.49	7.41	1,000.00	1,017.41	1.49	7.45
Class I	1,000.00	1,009.00	0.89	4.43	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,008.10	1.14	5.68	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,007.20	1.29	6.42	1,000.00	1,018.40	1.29	6.46
ING FMRSM Diversified Mid Cap Portfolio
Class ADV	1,000.00	1,118.20	1.24	6.51	1,000.00	1,018.65	1.24	6.21
Class I	1,000.00	1,121.50	0.64	3.37	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,119.60	0.89	4.68	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,119.70	1.04	5.47	1,000.00	1,019.64	1.04	5.21

*	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING Global Resources Portfolio
Class ADV	$1,000.00	$986.30	1.24%	$6.11	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	989.40	0.64	3.16	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	988.20	0.89	4.39	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	987.10	1.04	5.12	1,000.00	1,019.64	1.04	5.21
ING Invesco Growth and Income Portfolio
Class ADV	1,000.00	1,173.90	1.24	6.68	1,000.00	1,018.65	1.24	6.21
Class I	1,000.00	1,177.00	0.64	3.45	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,175.50	0.89	4.80	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,174.80	1.04	5.61	1,000.00	1,019.64	1.04	5.21
ING JPMorgan Emerging Markets Equity Portfolio
Class ADV	1,000.00	910.40	1.86	8.81	1,000.00	1,015.57	1.86	9.30
Class I	1,000.00	913.50	1.26	5.98	1,000.00	1,018.55	1.26	6.31
Class S	1,000.00	912.10	1.51	7.16	1,000.00	1,017.31	1.51	7.55
Class S2	1,000.00	911.30	1.66	7.87	1,000.00	1,016.56	1.66	8.30
ING Liquid Assets Portfolio
Class I	1,000.00	1,000.00	0.25	1.24	1,000.00	1,000.24	0.25	1.24
Class S	1,000.00	1,000.00	0.26	1.29	1,000.00	1,023.51	0.26	1.30
Class S2	1,000.00	1,000.00	0.26	1.29	1,000.00	1,023.51	0.26	1.30
ING Marsico Growth Portfolio
Class ADV	1,000.00	1,134.40	1.43	7.57	1,000.00	1,017.70	1.43	7.15
Class I	1,000.00	1,137.70	0.83	4.40	1,000.00	1,020.68	0.83	4.16
Class S	1,000.00	1,136.00	1.08	5.72	1,000.00	1,019.44	1.08	5.41
Class S2	1,000.00	1,135.40	1.23	6.51	1,000.00	1,018.70	1.23	6.16
ING MFS Total Return Portfolio
Class ADV	1,000.00	1,080.70	1.31	6.76	1,000.00	1,018.30	1.31	6.56
Class I	1,000.00	1,083.80	0.71	3.67	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,082.50	0.96	4.96	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	1,081.40	1.11	5.73	1,000.00	1,019.29	1.11	5.56
ING MFS Utilities Portfolio
Class ADV	1,000.00	1,093.60	1.38	7.16	1,000.00	1,017.95	1.38	6.90
Class I	1,000.00	1,097.00	0.78	4.06	1,000.00	1,020.93	0.78	3.91
Class S	1,000.00	1,095.30	1.03	5.35	1,000.00	1,019.69	1.03	5.16
Class S2	1,000.00	1,094.40	1.18	6.13	1,000.00	1,018.94	1.18	5.91
ING Morgan Stanley Global Franchise Portfolio
Class ADV	1,000.00	1,078.20	1.56	8.04	1,000.00	1,017.06	1.56	7.80
Class S	1,000.00	1,080.30	1.21	6.24	1,000.00	1,018.79	1.21	6.06
Class S2	1,000.00	1,080.20	1.36	7.01	1,000.00	1,018.05	1.36	6.80
ING PIMCO Total Return Bond Portfolio
Class ADV	1,000.00	969.40	1.13	5.52	1,000.00	1,019.19	1.13	5.66
Class I	1,000.00	972.10	0.57	2.79	1,000.00	1,021.97	0.57	2.86
Class S	1,000.00	969.70	0.82	4.00	1,000.00	1,020.73	0.82	4.11
Class S2	1,000.00	969.50	0.97	4.74	1,000.00	1,019.98	0.97	4.86

*	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING Pioneer Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,135.80	1.25%	$6.62	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,138.80	0.65	3.45	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,137.00	0.90	4.77	1,000.00	1,020.33	0.90	4.51
ING T. Rowe Price Capital Appreciation Portfolio
Class ADV	1,000.00	1,099.00	1.24	6.45	1,000.00	1,018.65	1.24	6.21
Class I	1,000.00	1,102.20	0.64	3.34	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,101.40	0.89	4.64	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,100.20	1.04	5.42	1,000.00	1,019.64	1.04	5.21
ING T. Rowe Price Equity Income Portfolio
Class ADV	1,000.00	1,139.00	1.24	6.58	1,000.00	1,018.65	1.24	6.21
Class I	1,000.00	1,142.40	0.64	3.40	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,140.70	0.89	4.72	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,139.40	1.04	5.52	1,000.00	1,019.64	1.04	5.21
ING T. Rowe Price International Stock Portfolio
Class ADV	1,000.00	994.10	1.37	6.77	1,000.00	1,018.00	1.37	6.85
Class I	1,000.00	996.60	0.77	3.81	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	995.70	1.02	5.05	1,000.00	1,019.74	1.02	5.11

*	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING BlackRock Health Sciences Opportunities Portfolio	ING Bond Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
ASSETS:
Investments in securities at fair value+*	$314,259,407	$430,293,647	$301,334,519	$1,098,704,549
Investments in affiliates at fair value**	—	50,438,932	—	—
Short-term investments at fair value***	5,414,381	1,921,748	6,399,549	46,938,362
Short-term investments in affiliates at fair value****	10,725,313	—	—	—
Total investments at fair value	$330,399,101	$482,654,327	$307,734,068	$1,145,642,911
Short-term investments at amortized cost	—	7,498,624	—	—
Cash	1,725,010	842,772	—	146,592
Cash collateral for futures	—	708,082	—	—
Foreign currencies at value*****	1,139,019	—	182,450	420,339
Receivables:
Investment securities sold	2,371,302	54,348,322	1,941,707	7,754,673
Investment securities sold on a delayed-delivery or when-issued basis	—	105,232,721	—	—
Fund shares sold	667,174	—	149,937	77,408
Dividends	172,217	12,595	1,105,803	614,886
Interest	—	2,159,478	—	—
Foreign tax reclaims	183,887	—	8,489	23,586
Unrealized appreciation on forward foreign currency contracts	782,539	749,162	—	—
Prepaid expenses	—	1,559	969	—
Reimbursement due from manager	—	75,191	22,794	—
Total assets	337,440,249	654,282,833	311,146,217	1,154,680,395

LIABILITIES:
Payable for investment securities purchased	10,109,016	55,396,342	779,689	23,077,574
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	180,684,320	—	—
Payable for fund shares redeemed	4,847	164,779	82,284	2,516,203
Payable upon receipt of securities loaned	5,414,381	1,921,748	4,763,967	23,347,438
Unrealized depreciation on forward foreign currency contracts	69,384	563,330	—	—
Payable for unified fees	198,464	—	—	588,689
Payable for investment management fees	—	168,236	199,501	—
Payable for administrative fees	—	35,049	25,079	—
Payable for distribution and shareholder service fees	63,719	126,177	44,651	236,719
Payable for trustee fees	—	2,220	1,583	—
Other accrued expenses and liabilities	—	142,041	86,154	—
Written options, at fair valueˆ	20,246	—	—	—
Total liabilities	15,880,057	239,204,242	5,982,908	49,766,623
NET ASSETS	$321,560,192	$415,078,591	$305,163,309	$1,104,913,772

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$231,979,747	$374,459,486	$429,402,815	$893,709,931
Undistributed net investment income	1,863,929	10,507,088	19,945,871	4,925,809
Accumulated net realized gain (loss)	45,713,714	36,888,795	(242,884,828)	77,296,217
Net unrealized appreciation (depreciation)	42,002,802	(6,776,778)	98,699,451	128,981,815
NET ASSETS	$321,560,192	$415,078,591	$305,163,309	$1,104,913,772
__________________
+ Including securities loaned at value	$5,208,768	$1,867,512	$3,645,364	$22,476,812
* Cost of investments in securities	$272,922,092	$435,097,863	$202,630,762	$969,722,013
** Cost of investments in affiliates	$—	$53,217,379	$—	$—
*** Cost of short-term investments	$5,414,381	$1,921,748	$6,399,549	$46,938,362
**** Cost of short-term investments in affiliates	$10,725,313	$—	$—	$—
***** Cost of foreign currencies	$1,190,223	$—	$182,450	$422,734
ˆ Premiums received on written options	$24,796	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING BlackRock Health Sciences Opportunities Portfolio	ING Bond Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
Portfolio Level*
Net assets	n/a	$415,078,591	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	40,725,530	n/a	n/a
Net asset value and redemption price per share	n/a	$10.19	n/a	n/a

Class ADV
Net assets	$234,160	n/a	$20,633,652	$60,201,563
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	15,185	n/a	1,871,528	3,553,822
Net asset value and redemption price per share	$15.42	n/a	$11.03	$16.94

Class I
Net assets	$10,957,825	n/a	$117,903,021	$99,691,686
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	678,716	n/a	10,462,102	5,746,911
Net asset value and redemption price per share	$16.14	n/a	$11.27	$17.35

Class S
Net assets	$310,368,207	n/a	$164,786,076	$876,511,786
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	19,413,655	n/a	14,711,747	50,898,500
Net asset value and redemption price per share	$15.99	n/a	$11.20	$17.22

Class S2
Net assets	n/a	n/a	$1,840,560	$68,508,737
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	163,671	4,002,706
Net asset value and redemption price per share	n/a	n/a	$11.25	$17.12
__________________
* Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Global Resources Portfolio	ING Invesco Growth and Income Portfolio	ING JPMorgan Emerging Markets Equity Portfolio	ING Liquid Assets Portfolio
ASSETS:
Investments in securities at fair value+*	$663,108,097	$592,906,522	$749,172,441	$—
Short-term investments at fair value**	16,025,536	10,166,596	31,091,385	—
Total investments at fair value	$679,133,633	$603,073,118	$780,263,826	$—
Repurchase agreements	—	—	—	146,212,000
Short-term investments at amortized cost	—	—	—	1,047,575,636
Cash	82,850	26,701	1,070,666	787
Foreign currencies at value***	182,726	—	885,729	—
Receivables:
Investment securities sold	4,411,700	3,306,772	385,695	—
Fund shares sold	171,385	18,816	4,177,378	19,500
Dividends	1,376,721	1,123,583	1,776,307	588
Interest	—	—	—	1,009,332
Foreign tax reclaims	—	37,017	—	—
Unrealized appreciation on forward foreign currency contracts	—	683,986	—	—
Prepaid expenses	—	—	—	11,962
Total assets	685,359,015	608,269,993	788,559,601	1,194,829,805

LIABILITIES:
Payable for investment securities purchased	3,045,373	1,001,296	385,812	—
Payable for fund shares redeemed	596,064	380,038	95,990	2,970,042
Payable upon receipt of securities loaned	4,622,505	—	31,091,385	—
Unrealized depreciation on forward foreign currency contracts	—	44,657	—	—
Payable for unified fees	367,224	319,701	779,254	42,110
Payable for distribution and shareholder service fees	170,329	130,839	141,853	149,510
Payable for trustee fees	—	—	—	7,897
Total liabilities	8,801,495	1,876,531	32,494,294	3,169,559
NET ASSETS	$676,557,520	$606,393,462	$756,065,307	$1,191,660,246

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$831,157,229	$432,119,710	$598,296,976	$1,191,403,793
Undistributed net investment income	10,879,062	12,108,083	11,190,349	284
Accumulated net realized gain (loss)	(184,707,517)	4,524,705	40,897,695	256,169
Net unrealized appreciation	19,228,746	157,640,964	105,680,287	—
NET ASSETS	$676,557,520	$606,393,462	$756,065,307	$1,191,660,246
__________________
+ Including securities loaned at value	$4,456,661	$—	$29,907,578	$—
* Cost of investments in securities	$643,876,378	$435,904,097	$643,480,838	$—
** Cost of short-term investments	$16,025,536	$10,166,596	$31,091,385	$—
*** Cost of foreign currencies	$185,473	$—	$886,959	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Global Resources Portfolio	ING Invesco Growth and Income Portfolio	ING JPMorgan Emerging Markets Equity Portfolio	ING Liquid Assets Portfolio
Class ADV
Net assets	$98,289,284	$11,894,853	$37,339,238	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	5,477,945	432,891	2,031,280	n/a
Net asset value and redemption price per share	$17.94	$27.48	$18.38	n/a

Class I
Net assets	$25,319,505	$20,314,201	$137,133,210	$89,624,414
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,357,110	734,382	7,172,966	89,597,101
Net asset value and redemption price per share	$18.66	$27.66	$19.12	$1.00

Class S
Net assets	$533,540,180	$524,075,340	$558,161,981	$833,612,305
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	28,837,619	18,897,023	29,393,554	833,310,378
Net asset value and redemption price per share	$18.50	$27.73	$18.99	$1.00

Class S2
Net assets	$19,408,551	$50,109,068	$23,430,878	$268,423,527
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,056,893	1,818,816	1,246,680	268,385,637
Net asset value and redemption price per share	$18.36	$27.55	$18.79	$1.00

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio	ING Morgan Stanley Global Franchise Portfolio
ASSETS:
Investments in securities at fair value+*	$508,578,365	$862,777,364	$607,645,773	$462,688,941
Short-term investments at fair value**	39,651,810	9,002,307	—	11,292,638
Total investments at fair value	$548,230,175	$871,779,671	$607,645,773	$473,981,579
Short-term investments at amortized cost	—	12,920,982	4,623,994	—
Cash	10,782	21,313	7,451,389	14,166,727
Foreign currencies at value***	—	9,492	430,594	—
Receivables:
Investment securities sold	4,750,326	19,476,289	5,600,650	—
Fund shares sold	46,465	42,952	109,624	357,259
Dividends	254,440	795,462	2,724,737	620,443
Interest	—	2,175,951	119,344	—
Foreign tax reclaims	71,335	191,548	414,239	903,054
Unrealized appreciation on forward foreign currency contracts	—	—	1,070,744	—
Prepaid expenses	—	—	2,033	—
Total assets	553,363,523	907,413,660	630,193,121	490,029,062

LIABILITIES:
Payable for investment securities purchased	19,800,193	28,905,697	4,807,868	—
Payable for fund shares redeemed	148,264	952,090	235,598	584,789
Payable upon receipt of securities loaned	7,424,383	9,002,307	—	11,292,638
Unrealized depreciation on forward foreign currency contracts	—	—	326,561	—
Payable for unified fees	360,824	507,486	—	382,610
Payable for investment management fees	—	—	309,111	—
Payable for administrative fees	—	—	51,518	—
Payable for distribution and shareholder service fees	107,714	164,684	138,986	119,753
Payable for trustee fees	—	—	3,147	—
Other accrued expenses and liabilities	—	—	190,807	—
Total liabilities	27,841,378	39,532,264	6,063,596	12,379,790
NET ASSETS	$525,522,145	$867,881,396	$624,129,525	$477,649,272

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$455,923,799	$806,371,028	$549,058,725	$324,118,979
Undistributed net investment income	4,429,871	26,723,096	11,333,644	15,804,856
Accumulated net realized gain (loss)	(26,392,484)	(86,210,732)	(2,492,076)	36,786,321
Net unrealized appreciation	91,560,959	120,998,004	66,229,232	100,939,116
NET ASSETS	$525,522,145	$867,881,396	$624,129,525	$477,649,272
__________________
+ Including securities loaned at value	$7,272,722	$8,674,769	$—	$10,999,566
* Cost of investments in securities	$417,017,406	$741,768,274	$542,070,428	$361,716,897
** Cost of short-term investments	$39,651,810	$9,002,307	$—	$11,292,638
*** Cost of foreign currencies	$—	$9,510	$432,147	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio	ING Morgan Stanley Global Franchise Portfolio
Class ADV
Net assets	$6,334,887	$8,858,254	$38,936,712	$40,484,064
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	299,142	512,930	2,398,164	2,349,328
Net asset value and redemption price per share	$21.18	$17.27	$16.24	$17.23

Class I
Net assets	$28,143,033	$110,174,045	$4,455,435	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	1,299,906	6,308,946	269,939	n/a
Net asset value and redemption price per share	$21.65	$17.46	$16.51	n/a

Class S
Net assets	$473,992,631	$717,281,899	$580,117,756	$377,318,241
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	22,154,881	41,110,050	35,318,498	21,243,751
Net asset value and redemption price per share	$21.39	$17.45	$16.43	$17.76

Class S2
Net assets	$17,051,594	$31,567,198	$619,622	$59,846,967
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	803,396	1,827,415	37,626	3,391,439
Net asset value and redemption price per share	$21.22	$17.27	$16.47	$17.65

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio
ASSETS:
Investments in securities at fair value+*	$3,703,437,507	$569,947,360	$4,267,031,798	$1,462,108,948
Short-term investments at fair value**	56,674,594	7,591,959	8,325,699	5,507,609
Short-term investments in affiliates at fair value***	—	—	469,860,976	87,753,590
Total investments at fair value	$3,760,112,101	$577,539,319	$4,745,218,473	$1,555,370,147
Short-term investments at amortized cost	67,473,758	—	—	—
Cash	348,498	2,020	10,186,073	4,781,168
Foreign currencies at value****	2,411,486	—	39,459	—
Foreign cash collateral for futures*****	18,139	—	—	—
Receivables:
Investment securities sold	69,177,943	9,036,712	67,438,688	9,269,699
Investment securities sold on a delayed-delivery or when-issued basis	197,737,695	—	—	—
Fund shares sold	272,881	63,144	1,300,338	235,766
Dividends	10,064	642,341	4,004,658	2,123,233
Interest	18,236,257	—	6,382,106	36
Foreign tax reclaims	—	—	75,463	—
Unrealized appreciation on unfunded corporate loans	—	—	4,568	—
Unrealized appreciation on forward foreign currency contracts	6,547,187	—	—	—
Upfront payments paid on OTC swap agreements	189,175	—	—	—
Unrealized appreciation on OTC swap agreements	2,241,437	—	—	—
Prepaid expenses	—	—	—	—
Reimbursement due from manager	—	181,500	—	—
Total assets	4,124,776,621	587,465,036	4,834,649,826	1,571,780,049

LIABILITIES:
Payable for investment securities purchased	18,996,496	2,249,502	17,442,530	5,095,888
Payable for investment securities purchased on a delayed-delivery or when-issued basis	916,907,500	—	—	—
Payable for fund shares redeemed	2,812,011	395,931	6,327,031	3,244,672
Payable upon receipt of securities loaned	12,453,210	3,546,697	8,325,699	5,507,609
Unrealized depreciation on unfunded corporate loans	—	—	429,101	—
Unrealized depreciation on forward foreign currency contracts	6,063,155	—	—	—
Upfront payments received on OTC swap agreements	1,444,057	—	—	—
Unrealized depreciation on OTC swap agreements	1,541,524	—	—	—
Variation margin payable on centrally cleared swaps	1,049,021	—	—	—
Payable for derivatives collateral (Note 2)	6,215,000	—	—	—
Payable for unified fees	1,490,588	308,150	2,476,218	826,521
Payable for distribution and shareholder service fees	647,184	101,572	920,570	288,066
Accrued proxy and solicitation costs (Note 7)	—	181,500	—	—
Other accrued expenses and liabilities	—	—	71,182	—
Written options, at fair valueˆ	8,214,426	—	20,506,827	—
Total liabilities	977,834,172	6,783,352	56,499,158	14,962,756
NET ASSETS	$3,146,942,449	$580,681,684	$4,778,150,668	$1,556,817,293

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,907,566,393	$608,075,873	$3,606,437,272	$1,181,116,654
Undistributed net investment income	136,625,115	3,787,486	41,842,291	17,562,724
Accumulated net realized gain (loss)	84,719,810	(103,532,184)	504,203,255	30,188,963
Net unrealized appreciation	18,031,131	72,350,509	625,667,850	327,948,952
NET ASSETS	$3,146,942,449	$580,681,684	$4,778,150,668	$1,556,817,293
__________________
+ Including securities loaned at value	$11,821,577	$3,438,253	$8,109,857	$5,022,254
* Cost of investments in securities	$3,694,603,110	$497,596,852	$3,633,754,863	$1,134,153,256
** Cost of short-term investments	$56,672,865	$7,591,959	$8,325,699	$5,507,609
*** Cost of short-term investments in affiliates	$—	$—	$469,860,976	$87,753,590
**** Cost of foreign currencies	$2,419,311	$—	$40,180	$—
***** Cost of foreign cash collateral for futures	$18,139	$—	$—	$—
ˆ Premiums received on written options	$3,390,328	$—	$13,063,651	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio
Class ADV
Net assets	$186,142,400	$4,082,318	$267,530,851	$58,307,454
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,320,430	323,168	9,920,206	3,932,834
Net asset value and redemption price per share	$11.41	$12.63	$26.97	$14.83

Class I
Net assets	$352,741,087	$96,025,510	$736,662,371	$324,720,079
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	29,749,879	7,455,570	26,686,956	21,647,816
Net asset value and redemption price per share	$11.86	$12.88	$27.60	$15.00

Class S
Net assets	$2,551,370,117	$480,573,856	$3,684,298,373	$1,056,552,842
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	215,411,770	37,362,394	133,510,081	70,413,966
Net asset value and redemption price per share	$11.84	$12.86	$27.60	$15.00

Class S2
Net assets	$56,688,845	n/a	$89,659,073	$117,236,918
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	4,815,959	n/a	3,265,322	7,876,652
Net asset value and redemption price per share	$11.77	n/a	$27.46	$14.88

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

ING T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*	$212,771,873
Short-term investments at fair value**	2,783,472
Short-term investments in affiliates at fair value***	1,033,001
Total investments at fair value	$216,588,346
Cash	954,721
Foreign currencies at value****	278,284
Receivables:
Investment securities sold	2,007,006
Fund shares sold	103,576
Dividends	423,553
Interest	10
Foreign tax reclaims	213,875
Unrealized appreciation on forward foreign currency contracts	70,420
Prepaid expenses	783
Total assets	220,640,574

LIABILITIES:
Payable for investment securities purchased	1,749,564
Payable for fund shares redeemed	200,489
Payable upon receipt of securities loaned	2,783,472
Unrealized depreciation on forward foreign currency contracts	2,497
Payable for investment management fees	98,200
Payable for administrative fees	18,184
Payable for distribution and shareholder service fees	38,443
Payable for trustee fees	1,149
Other accrued expenses and liabilities	195,170
Total liabilities	5,087,168
NET ASSETS	$215,553,406

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$332,142,202
Undistributed net investment income	4,283,683
Accumulated net realized loss	(131,370,611)
Net unrealized appreciation	10,498,132
NET ASSETS	$215,553,406
__________________
+ Including securities loaned at value	$2,652,361
* Cost of investments in securities	$202,318,056
** Cost of short-term investments	$2,783,472
*** Cost of short-term investments in affiliates	$1,033,001
**** Cost of foreign currencies	$288,685

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING T. Rowe Price International Stock Portfolio
Class ADV
Net assets	$10,056,545
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	859,470
Net asset value and redemption price per share	$11.70

Class I
Net assets	$47,213,689
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,034,465
Net asset value and redemption price per share	$11.70

Class S
Net assets	$158,283,172
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	13,589,899
Net asset value and redemption price per share	$11.65

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING BlackRock Health Sciences Opportunities Portfolio	ING Bond Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,489,875	$55,363	$4,225,333	$7,701,943
Interest, net of foreign taxes withheld*	366	5,304,361	—	314
Dividends from affiliated funds	2,876	1,524,109	—	—
Securities lending income, net	69,589	34,810	50,749	174,754
Total investment income	2,562,706	6,918,643	4,276,082	7,877,011

EXPENSES:
Investment management fees	—	1,056,797	1,247,631	—
Unified fees	1,085,284	—	—	3,544,715
Distribution and shareholder service fees:
Portfolio Level**	—	1,320,991	—	—
Class ADV	565	—	70,492	221,625
Class S	349,418	—	219,248	1,109,831
Class S2	—	—	4,856	171,126
Transfer agent fees	—	291	336	—
Administrative service fees	—	220,164	156,984	—
Shareholder reporting expense	—	21,462	22,640	—
Professional fees	—	16,188	9,257	—
Custody and accounting expense	—	18,475	63,869	—
Trustee fees and expenses	4,791	6,660	4,749	23,168
Miscellaneous expense	—	8,916	7,784	—
Interest expense	344	370	—	3,504
Total expenses	1,440,402	2,670,314	1,807,846	5,073,969
Net waived and reimbursed fees	(113)	(1,016,222)	(138,307)	(78,553)
Net expenses	1,440,289	1,654,092	1,669,539	4,995,416
Net investment income	1,122,417	5,264,551	2,606,543	2,881,595

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,816,937	(5,079,931)	10,410,246	80,963,326
Foreign currency related transactions	(124,328)	(395,068)	(57,779)	(76,572)
Futures	—	1,172,739	—	—
Swaps	—	(1,293)	—	—
Sale of affiliated underlying funds	—	507,379	—	—
Written options	203,153	—	—	—
Net realized gain (loss)	21,895,762	(3,796,174)	10,352,467	80,886,754
Net change in unrealized appreciation (depreciation) on:
Investments	24,630,246	(9,107,320)	(10,748,683)	42,040,930
Affiliated underlying funds	—	(4,940,722)	—	—
Foreign currency related transactions	1,196,826	698,787	(760)	(2,182)
Futures	—	218,885	—	—
Swaps	—	(30,929)	—	—
Written options	4,550	—	—	—
Net change in unrealized appreciation (depreciation)	25,831,622	(13,161,299)	(10,749,443)	42,038,748
Net realized and unrealized gain (loss)	47,727,384	(16,957,473)	(396,976)	122,925,502
Increase (decrease) in net assets resulting from operations	$48,849,801	$(11,692,922)	$2,209,567	$125,807,097
__________________
* Foreign taxes withheld	$185,904	$—	$270,893	$110,010
** Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Global Resources Portfolio	ING Invesco Growth and Income Portfolio	ING JPMorgan Emerging Markets Equity Portfolio	ING Liquid Assets Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,682,406	$6,493,411	$10,080,147	$3,490
Interest, net of foreign taxes withheld*	—	—	103	1,454,640
Securities lending income, net	133,034	86,865	286,649	3,908
Total investment income	7,815,440	6,580,276	10,366,899	1,462,038

EXPENSES:
Unified fees	2,346,360	1,856,150	5,323,023	1,569,456
Distribution and shareholder service fees:
Class ADV	395,916	40,838	140,751	—
Class S	726,729	630,190	774,893	999,193
Class S2	53,288	122,751	65,208	645,291
Trustee fees and expenses	15,267	11,037	12,990	28,791
Interest expense	416	—	6,056	—
Total expenses	3,537,976	2,660,966	6,322,921	3,242,731
Net waived and reimbursed fees	(89,841)	(32,717)	(41,192)	(1,782,811)
Brokerage commission recapture	—	(26,977)	—	—
Net expenses	3,448,135	2,601,272	6,281,729	1,459,920
Net investment income	4,367,305	3,979,004	4,085,170	2,118

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,823,337)	22,997,254	33,248,640	88,783
Foreign currency related transactions	(21,122)	64,318	(142,895)	—
Net realized gain (loss)	(5,844,459)	23,061,572	33,105,745	88,783
Net change in unrealized appreciation (depreciation) on:
Investments	(5,043,604)	64,359,935	(111,259,609)	—
Foreign currency related transactions	(1,930)	919,078	(37,461)	—
Net change in unrealized appreciation (depreciation)	(5,045,534)	65,279,013	(111,297,070)	—
Net realized and unrealized gain (loss)	(10,889,993)	88,340,585	(78,191,325)	88,783
Increase (decrease) in net assets resulting from operations	$(6,522,688)	$92,319,589	$(74,106,155)	$90,901
__________________
* Foreign taxes withheld	$243,601	$51,847	$798,567	$1,930

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio	ING Morgan Stanley Global Franchise Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,944,531	$6,715,403	$13,216,551	$8,605,924
Interest, net of foreign taxes withheld*	—	5,175,032	172,039	—
Securities lending income, net	49,824	74,347	—	265,524
Total investment income	2,994,355	11,964,782	13,388,590	8,871,448

EXPENSES:
Investment management fees	—	—	1,872,159	—
Unified fees	2,154,493	3,064,894	—	2,272,704
Distribution and shareholder service fees:
Class ADV	21,202	30,605	131,440	126,707
Class S	591,898	904,231	729,414	477,780
Class S2	43,214	80,989	1,770	154,101
Transfer agent fees	—	—	362	—
Administrative service fees	—	—	312,023	—
Shareholder reporting expense	—	—	44,806	—
Registration fees	—	—	28	—
Professional fees	—	—	22,364	—
Custody and accounting expense	—	—	140,146	—
Trustee fees and expenses	10,960	16,990	9,438	9,083
Miscellaneous expense	—	—	19,282	—
Interest expense	—	129	75	—
Total expenses	2,821,767	4,097,838	3,283,307	3,040,375
Net waived and reimbursed fees	(12,883)	(22,319)	(26,642)	(56,161)
Brokerage commission recapture	—	(4,744)	(13,802)	—
Net expenses	2,808,884	4,070,775	3,242,863	2,984,214
Net investment income	185,471	7,894,007	10,145,727	5,887,234

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,416,577	73,943,420	42,320,880	13,067,253
Foreign currency related transactions	5,876	(14,691)	(358,751)	(39,800)
Net realized gain	28,422,453	73,928,729	41,962,129	13,027,453
Net change in unrealized appreciation (depreciation) on:
Investments	37,889,173	(12,244,084)	1,401,981	17,254,777
Foreign currency related transactions	(249)	(11,879)	1,854,846	(23,959)
Net change in unrealized appreciation (depreciation)	37,888,924	(12,255,963)	3,256,827	17,230,818
Net realized and unrealized gain	66,311,377	61,672,766	45,218,956	30,258,271
Increase in net assets resulting from operations	$66,496,848	$69,566,773	$55,364,683	$36,145,505
__________________
* Foreign taxes withheld	$72,982	$100,217	$869,227	$462,900

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$996,148	$5,079,205	$26,856,673	$19,128,416
Interest	39,582,754	—	17,548,176	227
Dividends from affiliated funds	—	—	261,842	32,357
Securities lending income, net	73,633	70,135	100,193	196,217
Total investment income	40,652,535	5,149,340	44,766,884	19,357,217

EXPENSES:
Unified fees	9,454,965	1,855,454	14,719,535	4,906,417
Distribution and shareholder service fees:
Class ADV	693,765	14,408	876,932	199,427
Class S	3,459,404	596,389	4,484,650	1,282,998
Class S2	152,115	—	222,219	279,976
Trustee fees and expenses	128,372	11,577	52,424	29,777
Proxy and solicitation costs (Note 7)	—	181,500	—	—
Interest expense	1,029	463	458	—
Total expenses	13,889,650	2,659,791	20,356,218	6,698,595
Net waived and reimbursed fees	(206,177)	(184,382)	(219,831)	(103,795)
Brokerage commission recapture	—	(39,379)	(30,055)	(9,017)
Net expenses	13,683,473	2,436,030	20,106,332	6,585,783
Net investment income	26,969,062	2,713,310	24,660,552	12,771,434

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	40,129,057	41,637,108	192,582,209	52,637,088
Foreign currency related transactions	5,363,714	—	(87,184)	(3,910)
Futures	(1,239,649)	—	—	—
Swaps	6,725,857	—	—	—
Written options	2,824,686	—	2,550,001	—
Net realized gain	53,803,665	41,637,108	195,045,026	52,633,178
Net change in unrealized appreciation (depreciation) on:
Investments	(182,541,108)	30,350,974	226,748,313	135,445,677
Foreign currency related transactions	6,971,934	—	252,114	(8,647)
Futures	(7,487,059)	—	—	—
Swaps	12,067,242	—	—	—
Written options	(6,983,111)	—	(7,668,752)	—
Unfunded commitments	—	—	(386,692)	—
Net change in unrealized appreciation (depreciation)	(177,972,102)	30,350,974	218,944,983	135,437,030
Net realized and unrealized gain (loss)	(124,168,437)	71,988,082	413,990,009	188,070,208
Increase (decrease) in net assets resulting from operations	$(97,199,375)	$74,701,392	$438,650,561	$200,841,642
__________________
* Foreign taxes withheld	$—	$13,170	$56,578	$102,866

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

ING T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,752,651
Interest	60
Dividends from affiliated funds	1,689
Securities lending income, net	55,003
Total investment income	2,809,403

EXPENSES:
Investment management fees	615,397
Distribution and shareholder service fees:
Class ADV	33,769
Class S	212,058
Transfer agent fees	390
Administrative service fees	113,962
Shareholder reporting expense	74,680
Professional fees	14,429
Custody and accounting expense	40,100
Trustee fees	3,447
Miscellaneous expense	9,751
Interest expense	80
Total expenses	1,118,063
Net waived and reimbursed fees	(6,754)
Net expenses	1,111,309
Net investment income	1,698,094

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheldˆ)	2,126,025
Foreign currency related transactions	(53,513)
Net realized gain	2,072,512
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	(4,258,772)
Foreign currency related transactions	40,657
Net change in unrealized appreciation (depreciation)	(4,218,115)
Net realized and unrealized loss	(2,145,603)
Decrease in net assets resulting from operations	$(447,509)
__________________
* Foreign taxes withheld	$172,031
ˆ Foreign taxes on sale of Indian investments	$980
# Foreign taxes accrued on Indian investments	$38,725

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Health Sciences Opportunities Portfolio		ING Bond Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,122,417	$1,132,449	$5,264,551	$4,895,127
Net realized gain (loss)	21,895,762	25,491,559	(3,796,174)	47,515,238
Net change in unrealized appreciation (depreciation)	25,831,622	11,187,487	(13,161,299)	(22,942,598)
Increase (decrease) in net assets resulting from operations	48,849,801	37,811,495	(11,692,922)	29,467,767

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Portfolio Level*	—	—	—	(12,344,191)
Class ADV	—	(792)	—	—
Class I	—	(61,447)	—	—
Class S	—	(1,598,046)	—	—
Net realized gains:
Portfolio Level*	—	—	—	(12,099,491)
Class ADV	—	(1,424)	—	—
Class I	—	(97,583)	—	—
Class S	—	(3,352,330)	—	—
Total distributions	—	(5,111,622)	—	(24,443,682)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,758,878	30,547,810	13,894,388	41,544,180
Reinvestment of distributions	—	5,111,622	—	24,443,682
	47,758,878	35,659,432	13,894,388	65,987,862
Cost of shares redeemed	(11,749,137)	(37,543,881)	(49,464,103)	(88,618,324)
Net increase (decrease) in net assets resulting from capital share transactions	36,009,741	(1,884,449)	(35,569,715)	(22,630,462)
Net increase (decrease) in net assets	84,859,542	30,815,424	(47,262,637)	(17,606,377)

NET ASSETS:
Beginning of year or period	236,700,650	205,885,226	462,341,228	479,947,605
End of year or period	$321,560,192	$236,700,650	$415,078,591	$462,341,228
Undistributed net investment income at end of year or period	$1,863,929	$741,512	$10,507,088	$5,242,537
__________________
* Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Clarion Global Real Estate Portfolio		ING FMRSM Diversified Mid Cap Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$2,606,543	$6,010,804	$2,881,595	$7,764,916
Net realized gain	10,352,467	40,399,774	80,886,754	125,472,023
Net change in unrealized appreciation (depreciation)	(10,749,443)	33,013,954	42,038,748	18,636,711
Increase in net assets resulting from operations	2,209,567	79,424,532	125,807,097	151,873,650

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(47,578)	—	(161,838)
Class I	—	(751,402)	—	(803,565)
Class S	—	(895,792)	—	(5,181,483)
Class S2	—	(6,578)	—	(313,950)
Total distributions	—	(1,701,350)	—	(6,460,836)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,832,712	37,330,472	26,403,948	72,698,775
Reinvestment of distributions	—	1,701,350	—	6,460,836
	28,832,712	39,031,822	26,403,948	79,159,611
Cost of shares redeemed	(22,772,962)	(196,248,329)	(109,587,655)	(255,399,845)
Net increase (decrease) in net assets resulting from capital share transactions	6,059,750	(157,216,507)	(83,183,707)	(176,240,234)
Net increase (decrease) in net assets	8,269,317	(79,493,325)	42,623,390	(30,827,420)

NET ASSETS:
Beginning of year or period	296,893,992	376,387,317	1,062,290,382	1,093,117,802
End of year or period	$305,163,309	$296,893,992	$1,104,913,772	$1,062,290,382
Undistributed net investment income at end of year or period	$19,945,871	$17,339,328	$4,925,809	$2,044,214

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global Resources Portfolio		ING Invesco Growth and Income Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$4,367,305	$6,483,574	$3,979,004	$8,565,963
Net realized gain (loss)	(5,844,459)	2,287,954	23,061,572	31,751,317
Net change in unrealized appreciation (depreciation)	(5,045,534)	(34,605,353)	65,279,013	35,722,840
Increase (decrease) in net assets resulting from operations	(6,522,688)	(25,833,825)	92,319,589	76,040,120

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(710,167)	—	(138,551)
Class I	—	(361,508)	—	(225,886)
Class S	—	(5,030,775)	—	(8,879,081)
Class S2	—	(139,351)	—	(756,657)
Total distributions	—	(6,241,801)	—	(10,000,175)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,980,357	55,420,849	32,536,782	44,899,722
Reinvestment of distributions	—	6,241,801	—	10,000,175
	13,980,357	61,662,650	32,536,782	54,899,897
Cost of shares redeemed	(85,740,264)	(178,562,803)	(51,413,217)	(125,134,215)
Net decrease in net assets resulting from capital share transactions	(71,759,907)	(116,900,153)	(18,876,435)	(70,234,318)
Net increase (decrease) in net assets	(78,282,595)	(148,975,779)	73,443,154	(4,194,373)

NET ASSETS:
Beginning of year or period	754,840,115	903,815,894	532,950,308	537,144,681
End of year or period	$676,557,520	$754,840,115	$606,393,462	$532,950,308
Undistributed net investment income at end of year or period	$10,879,062	$6,511,757	$12,108,083	$8,129,079

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Emerging Markets Equity Portfolio		ING Liquid Assets Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$4,085,170	$6,093,262	$2,118	$101,963
Net realized gain	33,105,745	18,116,430	88,783	167,593
Net change in unrealized appreciation (depreciation)	(111,297,070)	125,594,310	—	—
Increase (decrease) in net assets resulting from operations	(74,106,155)	149,804,002	90,901	269,556

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	(2,118)	(101,962)
Class S	—	—	—	—
Class S2	—	—	—	—
Net realized gains:
Class ADV	—	(897,494)	—	—
Class I	—	(4,015,118)	—	(7,421)
Class S	—	(15,590,660)	—	(64,213)
Class S2	—	(666,913)	—	(16,711)
Total distributions	—	(21,170,185)	(2,118)	(190,307)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,310,534	124,569,161	216,583,873	414,563,144
Reinvestment of distributions	—	21,170,185	2,118	190,307
	48,310,534	145,739,346	216,585,991	414,753,451
Cost of shares redeemed	(111,383,548)	(235,334,742)	(291,835,630)	(560,522,353)
Net decrease in net assets resulting from capital share transactions	(63,073,014)	(89,595,396)	(75,249,639)	(145,768,902)
Net increase (decrease) in net assets	(137,179,169)	39,038,421	(75,160,856)	(145,689,653)

NET ASSETS:
Beginning of year or period	893,244,476	854,206,055	1,266,821,102	1,412,510,755
End of year or period	$756,065,307	$893,244,476	$1,191,660,246	$1,266,821,102
Undistributed net investment income at end of year or period	$11,190,349	$7,105,179	$284	$284

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Marsico Growth Portfolio		ING MFS Total Return Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$185,471	$4,256,801	$7,894,007	$18,244,742
Net realized gain	28,422,453	114,805,383	73,928,729	32,737,627
Net change in unrealized appreciation (depreciation)	37,888,924	(40,269,608)	(12,255,963)	42,058,734
Increase in net assets resulting from operations	66,496,848	78,792,576	69,566,773	93,041,103

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(141,329)
Class I	—	(794,401)	—	(2,933,055)
Class S	—	(1,904,030)	—	(17,504,220)
Class S2	—	(41,792)	—	(708,975)
Total distributions	—	(2,740,223)	—	(21,287,579)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,526,412	50,474,063	9,260,623	23,157,672
Reinvestment of distributions	—	2,740,223	—	21,287,579
	6,526,412	53,214,286	9,260,623	44,445,251
Cost of shares redeemed	(47,110,545)	(264,489,676)	(62,551,082)	(139,720,738)
Net decrease in net assets resulting from capital share transactions	(40,584,133)	(211,275,390)	(53,290,459)	(95,275,487)
Net increase (decrease) in net assets	25,912,715	(135,223,037)	16,276,314	(23,521,963)

NET ASSETS:
Beginning of year or period	499,609,430	634,832,467	851,605,082	875,127,045
End of year or period	$525,522,145	$499,609,430	$867,881,396	$851,605,082
Undistributed net investment income at end of year or period	$4,429,871	$4,244,400	$26,723,096	$18,829,089

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MFS Utilities Portfolio		ING Morgan Stanley Global Franchise Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$10,145,727	$15,472,707	$5,887,234	$9,830,575
Net realized gain	41,962,129	61,325,812	13,027,453	24,867,803
Net change in unrealized appreciation (depreciation)	3,256,827	(3,316,493)	17,230,818	28,680,018
Increase in net assets resulting from operations	55,364,683	73,482,026	36,145,505	63,378,396

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(794,030)	—	(310,655)
Class I	—	(160,346)	—	—
Class S	—	(17,181,917)	—	(6,112,854)
Class S2	—	(14,547)	—	(914,443)
Net realized gains:
Class ADV	—	—	—	(865,536)
Class S	—	—	—	(17,385,482)
Class S2	—	—	—	(2,904,766)
Total distributions	—	(18,150,840)	—	(28,493,736)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,387,016	36,345,258	19,096,783	40,407,126
Reinvestment of distributions	—	18,150,840	—	28,493,736
	24,387,016	54,496,098	19,096,783	68,900,862
Cost of shares redeemed	(47,650,241)	(100,300,689)	(27,584,237)	(61,806,828)
Net increase (decrease) in net assets resulting from capital share transactions	(23,263,225)	(45,804,591)	(8,487,454)	7,094,034
Net increase in net assets	32,101,458	9,526,595	27,658,051	41,978,694

NET ASSETS:
Beginning of year or period	592,028,067	582,501,472	449,991,221	408,012,527
End of year or period	$624,129,525	$592,028,067	$477,649,272	$449,991,221
Undistributed net investment income at end of year or period	$11,333,644	$1,187,917	$15,804,856	$9,917,622

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING PIMCO Total Return Bond Portfolio		ING Pioneer Mid Cap Value Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$26,969,062	$77,099,284	$2,713,310	$6,436,140
Net realized gain	53,803,665	153,318,057	41,637,108	21,897,806
Net change in unrealized appreciation (depreciation)	(177,972,102)	55,746,321	30,350,974	40,669,985
Increase (decrease) in net assets resulting from operations	(97,199,375)	286,163,662	74,701,392	69,003,931

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,953,133)	—	(18,303)
Class I	—	(11,858,436)	—	(2,012,918)
Class S	—	(97,365,853)	—	(4,130,875)
Class S2	—	(2,077,817)	—	—
Total distributions	—	(116,255,239)	—	(6,162,272)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	113,563,742	757,794,823	4,378,335	32,104,990
Reinvestment of distributions	—	116,255,239	—	6,162,272
	113,563,742	874,050,062	4,378,335	38,267,262
Cost of shares redeemed	(577,720,826)	(713,982,505)	(54,666,726)	(191,710,271)
Net increase (decrease) in net assets resulting from capital share transactions	(464,157,084)	160,067,557	(50,288,391)	(153,443,009)
Net increase (decrease) in net assets	(561,356,459)	329,975,980	24,413,001	(90,601,350)

NET ASSETS:
Beginning of year or period	3,708,298,908	3,378,322,928	556,268,683	646,870,033
End of year or period	$3,146,942,449	$3,708,298,908	$580,681,684	$556,268,683
Undistributed net investment income at end of year or period	$136,625,115	$109,656,053	$3,787,486	$1,074,176

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Capital Appreciation Portfolio		ING T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$24,660,552	$68,769,551	$12,771,434	$30,719,353
Net realized gain	195,045,026	321,413,722	52,633,178	82,414,266
Net change in unrealized appreciation	218,944,983	165,392,770	135,437,030	119,116,202
Increase in net assets resulting from operations	438,650,561	555,576,043	200,841,642	232,249,821

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,560,549)	—	(756,283)
Class I	—	(11,301,433)	—	(7,918,295)
Class S	—	(52,319,924)	—	(18,354,905)
Class S2	—	(1,208,836)	—	(1,866,372)
Net realized gains:
Class ADV	—	(4,560,261)	—	—
Class I	—	(14,042,040)	—	—
Class S	—	(95,613,190)	—	—
Class S2	—	(2,348,285)	—	—
Total distributions	—	(183,954,518)	—	(28,895,855)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	178,274,561	455,607,859	82,964,532	118,208,322
Proceeds from shares issued in merger (Note 13)	51,088,126	—	—	—
Reinvestment of distributions	—	183,954,518	—	28,895,855
	229,362,687	639,562,377	82,964,532	147,104,177
Cost of shares redeemed	(206,934,445)	(554,625,247)	(188,029,610)	(287,732,492)
Net increase (decrease) in net assets resulting from capital share transactions	22,428,242	84,937,130	(105,065,078)	(140,628,315)
Net increase in net assets	461,078,803	456,558,655	95,776,564	62,725,651

NET ASSETS:
Beginning of year or period	4,317,071,865	3,860,513,210	1,461,040,729	1,398,315,078
End of year or period	$4,778,150,668	$4,317,071,865	$1,556,817,293	$1,461,040,729
Undistributed net investment income at end of year or period	$41,842,291	$17,182,020	$17,562,724	$4,791,290

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,698,094	$2,755,339
Net realized gain (loss)	2,072,512	(9,897,769)
Net change in unrealized appreciation (depreciation)	(4,218,115)	45,516,478
Increase (decrease) in net assets resulting from operations	(447,509)	38,374,048

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(957)
Class I	—	(288,488)
Class S	—	(465,814)
Total distributions	—	(755,259)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,747,572	25,468,740
Reinvestment of distributions	—	755,259
	7,747,572	26,223,999
Cost of shares redeemed	(19,823,179)	(48,927,620)
Net decrease in net assets resulting from capital share transactions	(12,075,607)	(22,703,621)
Net increase (decrease) in net assets	(12,523,116)	14,915,168

NET ASSETS:
Beginning of year or period	228,076,522	213,161,354
End of year or period	$215,553,406	$228,076,522
Undistributed net investment income at end of year or period	$4,283,683	$2,585,589

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING BlackRock Health Sciences Opportunities Portfolio
Class ADV
06-30-13	12.87	0.03	•	2.52	2.55	—	—	—	—	—	15.42	19.81	1.50	1.35		1.35		0.42		234	48
12-31-12	11.16	0.02	•	2.00	2.02	0.11	0.20	—	0.31	—	12.87	18.25	1.51	1.36		1.36		0.13		97	127
12-31-11	10.76	(0.01)		0.49	0.48	0.08	—	—	0.08	—	11.16	4.39	1.50	1.35		1.34		(0.01)		50	176
12-31-10	10.13	0.03		0.60	0.63	—	—	—	—	—	10.76	6.22	1.50	1.35	†	1.34	†	0.32	†	1	60
12-31-09	8.47	(0.03)		1.69	1.66	—	—	—	—	—	10.13	19.60	1.51	1.35		1.34		(0.38)		1	56
12-31-08	12.64	(0.07)		(3.48)	(3.55)	—	0.62	—	0.62	—	8.47	(29.14)	1.50	1.35	†	1.34	†	(0.62	)†	1	56
Class I
06-30-13	13.43	0.08	•	2.63	2.71	—	—	—	—	—	16.14	20.18	0.75	0.75		0.75		1.04		10,958	48
12-31-12	11.58	0.09	•	2.08	2.17	0.12	0.20	—	0.32	—	13.43	18.94	0.76	0.76		0.76		0.73		6,995	127
12-31-11	11.09	0.03	•	0.54	0.57	0.08	—	—	0.08	—	11.58	5.12	0.75	0.75		0.74		0.26		4,352	176
12-31-10	10.34	0.08	•	0.67	0.75	—	—	—	—	—	11.09	7.25	0.75	0.75	†	0.74	†	0.74	†	4,640	60
12-31-09	8.59	0.01		1.74	1.75	—	—	—	—	—	10.34	20.37	0.76	0.75		0.74		0.17		7,890	56
12-31-08	12.75	0.01		(3.50)	(3.49)	0.05	0.62	—	0.67	—	8.59	(28.49)	0.75	0.75	†	0.74	†	0.11	†	5,626	56
Class S
06-30-13	13.32	0.05		2.62	2.67	—	—	—	—	—	15.99	20.05	1.00	1.00		1.00		0.77		310,368	48
12-31-12	11.48	0.07		2.06	2.13	0.09	0.20	—	0.29	—	13.32	18.73	1.01	1.01		1.01		0.50		229,608	127
12-31-11	11.01	(0.00	)*	0.53	0.53	0.06	—	—	0.06	—	11.48	4.76	1.00	1.00		0.99		0.02		201,483	176
12-31-10	10.29	0.06		0.66	0.72	—	—	—	—	—	11.01	7.00	1.00	1.00	†	0.99	†	0.57	†	190,935	60
12-31-09	8.57	(0.01)		1.73	1.72	—	—	—	—	—	10.29	20.07	1.01	1.00		0.99		(0.07)		202,164	56
12-31-08	12.72	(0.01)		(3.50)	(3.51)	0.02	0.62	—	0.64	—	8.57	(28.68)	1.00	1.00	†	0.99	†	(0.08	)†	181,234	56
ING Bond Portfolio
06-30-13	10.47	0.12	•	(0.40)	(0.28)	—	—	—	—	—	10.19	(2.67)	1.21	0.75		0.75		2.39		415,079	263
12-31-12	10.37	0.11	•	0.55	0.66	0.28	0.28	—	0.56	—	10.47	6.50	0.91	0.69		0.69		1.04		462,341	429
12-31-11(a)	10.12	0.26	•	0.32	0.58	0.29	0.04	—	0.33	—	10.37	5.72	0.63	0.63		0.63		2.53		479,948	14
12-31-10(b)	9.78	0.25		0.34	0.59	0.25	—	—	0.25	—	10.12	6.05	0.63	0.63		0.63		2.48		519,477	26
12-31-09(c)	9.02	0.29	•	0.79	1.08	0.32	0.00 *	—	0.32	—	9.78	12.15	0.63	0.63		0.63		3.11		501,980	12
12-31-08(d)	9.99	1.06	•	(2.03)	(0.97)	0.00 *	—	—	0.00 *	—	9.02	(9.71)	0.68	0.68		0.68		11.45		263,131	19
ING Clarion Global Real Estate Portfolio
Class ADV
06-30-13	10.96	0.08	•	(0.01)	0.07	—	—	—	—	—	11.03	0.64	1.71	1.49		1.49		1.33		20,634	18
12-31-12	8.79	0.14		2.07	2.21	0.04	—	—	0.04	—	10.96	25.17	1.75	1.49		1.49		1.52		15,270	43
12-31-11	9.64	0.14	•	(0.64)	(0.50)	0.35	—	—	0.35	—	8.79	(5.62)	1.72	1.49		1.49		1.46		10,225	34
12-31-10	9.22	0.13	•	1.15	1.28	0.86	—	—	0.86	—	9.64	15.61	1.73	1.49	†	1.49	†	1.39	†	5,304	56
12-31-09	7.07	0.18		2.10	2.28	0.13	—	—	0.13	—	9.22	32.88	1.76	1.49	†	1.49	†	2.36	†	1	76
12-31-08	12.08	0.19		(5.20)	(5.01)	—	—	—	—	—	7.07	(41.47)	1.72	1.50	†	1.50	†	1.79	†	1	53
Class I
06-30-13	11.17	0.11	•	(0.01)	0.10	—	—	—	—	—	11.27	0.90	0.96	0.89		0.89		1.86		117,903	18
12-31-12	8.93	0.20	•	2.12	2.32	0.08	—	—	0.08	—	11.17	26.08	1.00	0.89		0.89		1.97		106,134	43
12-31-11	9.75	0.19		(0.65)	(0.46)	0.36	—	—	0.36	—	8.93	(5.15)	0.97	0.89		0.89		1.97		210,292	34
12-31-10	9.26	0.17	•	1.18	1.35	0.86	—	—	0.86	—	9.75	16.33	0.98	0.89	†	0.89	†	1.92	†	222,983	56
12-31-09	7.12	0.23	•	2.11	2.34	0.20	—	—	0.20	—	9.26	33.75	1.01	0.89	†	0.89	†	3.20	†	190,880	76
12-31-08	12.08	0.26	•	(5.22)	(4.96)	—	—	—	—	—	7.12	(41.06)	0.97	0.90	†	0.90	†	2.73	†	272,111	53
Class S
06-30-13	11.11	0.09	•	0.00 *	0.09	—	—	—	—	—	11.20	0.81	1.21	1.14		1.14		1.57		164,786	18
12-31-12	8.89	0.19	•	2.08	2.27	0.05	—	—	0.05	—	11.11	25.65	1.25	1.14		1.14		1.86		173,554	43
12-31-11	9.70	0.16	•	(0.64)	(0.48)	0.33	—	—	0.33	—	8.89	(5.30)	1.22	1.14		1.14		1.70		154,055	34
12-31-10	9.22	0.15	•	1.17	1.32	0.84	—	—	0.84	—	9.70	16.00	1.23	1.14	†	1.14	†	1.66	†	187,177	56
12-31-09	7.09	0.21		2.10	2.31	0.18	—	—	0.18	—	9.22	33.42	1.26	1.14	†	1.14	†	2.79	†	184,853	76
12-31-08	12.07	0.23	•	(5.21)	(4.98)	—	—	—	—	—	7.09	(41.26)	1.22	1.15	†	1.15	†	2.33	†	144,199	53

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Clarion Global Real Estate Portfolio (continued)
Class S2
06-30-13	11.17	0.08	•	0.00 *	0.08	—	—	—	—	—	11.25	0.72	1.46	1.29		1.29		1.42		1,841	18
12-31-12	8.93	0.17	•	2.11	2.28	0.04	—	—	0.04	—	11.17	25.52	1.50	1.29		1.29		1.71		1,935	43
12-31-11	9.74	0.15	•	(0.64)	(0.49)	0.32	—	—	0.32	—	8.93	(5.43)	1.47	1.29		1.29		1.55		1,815	34
12-31-10	9.26	0.14	•	1.17	1.31	0.83	—	—	0.83	—	9.74	15.77	1.48	1.29	†	1.29	†	1.51	†	2,265	56
12-31-09	7.11	0.18		2.14	2.32	0.17	—	—	0.17	—	9.26	33.26	1.51	1.29	†	1.29	†	2.62	†	2,298	76
12-31-08	12.12	0.21	•	(5.22)	(5.01)	—	—	—	—	—	7.11	(41.34)	1.47	1.30	†	1.30	†	2.02	†	1,695	53
ING FMRSM Diversified Mid Cap Portfolio
Class ADV
06-30-13	15.15	0.02		1.77	1.79	—	—	—	—	—	16.94	11.82	1.39	1.24		1.24		0.17		60,202	65
12-31-12	13.30	0.05		1.84	1.89	0.04	—	—	0.04	—	15.15	14.24	1.39	1.24		1.24		0.36		56,105	186
12-31-11	15.02	(0.04)		(1.65)	(1.69)	0.03	—	—	0.03	—	13.30	(11.28)	1.39	1.24		1.24		(0.30)		53,845	88
12-31-10	11.75	(0.01)		3.29	3.28	0.01	—	—	0.01	—	15.02	27.89	1.39	1.24	†	1.24	†	(0.11	)†	38,961	34
12-31-09	8.49	0.00	*	3.28	3.28	0.02	—	—	0.02	—	11.75	38.65	1.40	1.24		1.24		0.05		11,364	59
12-31-08	15.09	0.01		(5.64)	(5.63)	0.02	0.95	—	0.97	—	8.49	(39.35)	1.39	1.24	†	1.24	†	0.11	†	6,321	146
Class I
06-30-13	15.47	0.07		1.81	1.88	—	—	—	—	—	17.35	12.15	0.64	0.64		0.64		0.78		99,692	65
12-31-12	13.58	0.15	•	1.88	2.03	0.14	—	—	0.14	—	15.47	14.93	0.64	0.64		0.64		1.03		92,185	186
12-31-11	15.24	0.05		(1.68)	(1.63)	0.03	—	—	0.03	—	13.58	(10.72)	0.64	0.64		0.64		0.28		75,502	88
12-31-10	11.89	0.06		3.34	3.40	0.05	—	—	0.05	—	15.24	28.62	0.64	0.64	†	0.64	†	0.48	†	93,325	34
12-31-09	8.57	0.07	•	3.32	3.39	0.07	—	—	0.07	—	11.89	39.61	0.65	0.64		0.64		0.68		74,080	59
12-31-08	15.33	0.11		(5.77)	(5.66)	0.15	0.95	—	1.10	—	8.57	(39.02)	0.64	0.64	†	0.64	†	0.70	†	158,268	146
Class S
06-30-13	15.38	0.05		1.79	1.84	—	—	—	—	—	17.22	11.96	0.89	0.89		0.89		0.52		876,512	65
12-31-12	13.50	0.10	•	1.87	1.97	0.09	—	—	0.09	—	15.38	14.63	0.89	0.89		0.89		0.69		848,802	186
12-31-11	15.19	0.01		(1.67)	(1.66)	0.03	—	—	0.03	—	13.50	(10.95)	0.89	0.89		0.89		0.03		901,291	88
12-31-10	11.85	0.03		3.33	3.36	0.02	—	—	0.02	—	15.19	28.36	0.89	0.89	†	0.89	†	0.23	†	1,196,633	34
12-31-09	8.55	0.04		3.31	3.35	0.05	—	—	0.05	—	11.85	39.18	0.90	0.89		0.89		0.40		984,825	59
12-31-08	15.24	0.06		(5.71)	(5.65)	0.09	0.95	—	1.04	—	8.55	(39.14)	0.89	0.89	†	0.89	†	0.46	†	688,119	146
Class S2
06-30-13	15.29	0.03		1.80	1.83	—	—	—	—	—	17.12	11.97	1.14	1.04		1.04		0.37		68,509	65
12-31-12	13.43	0.09		1.84	1.93	0.07	—	—	0.07	—	15.29	14.41	1.14	1.04		1.04		0.56		65,198	186
12-31-11	15.13	(0.02)		(1.65)	(1.67)	0.03	—	—	0.03	—	13.43	(11.06)	1.14	1.04		1.04		(0.12)		62,480	88
12-31-10	11.81	0.01		3.32	3.33	0.01	—	—	0.01	—	15.13	28.17	1.14	1.04	†	1.04	†	0.08	†	71,542	34
12-31-09	8.52	0.02		3.31	3.33	0.04	—	—	0.04	—	11.81	39.05	1.15	1.04		1.04		0.25		49,665	59
12-31-08	15.16	0.04		(5.68)	(5.64)	0.05	0.95	—	1.00	—	8.52	(39.26)	1.14	1.04	†	1.04	†	0.30	†	34,326	146
ING Global Resources Portfolio
Class ADV
06-30-13	18.19	0.09		(0.34)	(0.25)	—	—	—	—	—	17.94	(1.37)	1.39	1.24		1.24		0.89		98,289	23
12-31-12	18.91	0.10		(0.71)	(0.61)	0.11	—	—	0.11	—	18.19	(3.16)	1.40	1.25		1.25		0.47		105,126	50
12-31-11	21.04	0.07	•	(2.04)	(1.97)	0.16	—	—	0.16	—	18.91	(9.47)	1.40	1.25		1.25		0.37		121,833	73
12-31-10	17.55	0.06	•	3.61	3.67	0.18	—	—	0.18	—	21.04	21.26	1.40	1.25	†	1.25	†	0.33	†	20,655	45
12-31-09	12.82	0.09	•	4.65	4.74	0.01	—	—	0.01	—	17.55	36.96	1.41	1.26	†	1.26	†	0.64	†	4,007	77
12-31-08	25.93	0.09	•	(8.99)	(8.90)	0.38	3.83	—	4.21	—	12.82	(41.22)	1.39	1.24	†	1.24	†	0.46	†	1,983	85
Class I
06-30-13	18.86	0.14	•	(0.34)	(0.20)	—	—	—	—	—	18.66	(1.06)	0.64	0.64		0.64		1.47		25,320	23
12-31-12	19.59	0.20	•	(0.72)	(0.52)	0.21	—	—	0.21	—	18.86	(2.58)	0.65	0.65		0.65		1.07		31,148	50
12-31-11	21.67	0.19	•	(2.10)	(1.91)	0.17	—	—	0.17	—	19.59	(8.92)	0.65	0.65		0.65		0.88		37,839	73
12-31-10	18.00	0.16	•	3.73	3.89	0.22	—	—	0.22	—	21.67	21.96	0.65	0.65	†	0.65	†	0.90	†	46,813	45
12-31-09	13.14	0.19	•	4.76	4.95	0.09	—	—	0.09	—	18.00	37.87	0.66	0.66	†	0.66	†	1.25	†	29,788	77
12-31-08	26.36	0.21	•	(9.18)	(8.97)	0.42	3.83	—	4.25	—	13.14	(40.86)	0.64	0.64	†	0.64	†	0.97	†	23,664	85

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Global Resources Portfolio (continued)
Class S
06-30-13	18.72	0.12	•	(0.34)	(0.22)	—	—	—	—	—	18.50	(1.18)	0.89	0.89		0.89		1.23		533,540	23
12-31-12	19.43	0.16	•	(0.72)	(0.56)	0.15	—	—	0.15	—	18.72	(2.85)	0.90	0.90		0.90		0.83		596,715	50
12-31-11	21.50	0.13	•	(2.08)	(1.95)	0.12	—	—	0.12	—	19.43	(9.15)	0.90	0.90		0.90		0.63		719,213	73
12-31-10	17.86	0.12	•	3.69	3.81	0.17	—	—	0.17	—	21.50	21.64	0.90	0.90	†	0.90	†	0.65	†	907,755	45
12-31-09	13.03	0.15		4.73	4.88	0.05	—	—	0.05	—	17.86	37.51	0.91	0.91	†	0.91	†	1.00	†	902,260	77
12-31-08	26.19	0.16	•	(9.11)	(8.95)	0.38	3.83	—	4.21	—	13.03	(41.00)	0.89	0.89	†	0.89	†	0.74	†	691,845	85
Class S2
06-30-13	18.60	0.10	•	(0.34)	(0.24)	—	—	—	—	—	18.36	(1.29)	1.14	1.04		1.04		1.09		19,409	23
12-31-12	19.30	0.14		(0.73)	(0.59)	0.11	—	—	0.11	—	18.60	(2.99)	1.15	1.05		1.05		0.68		21,852	50
12-31-11	21.35	0.12		(2.08)	(1.96)	0.09	—	—	0.09	—	19.30	(9.24)	1.15	1.05		1.05		0.48		24,930	73
12-31-10	17.74	0.09	•	3.67	3.76	0.15	—	—	0.15	—	21.35	21.46	1.15	1.05	†	1.05	†	0.51	†	30,537	45
12-31-09	12.93	0.12	•	4.70	4.82	0.01	—	—	0.01	—	17.74	37.26	1.16	1.06	†	1.06	†	0.85	†	28,494	77
12-31-08	26.01	0.12		(9.04)	(8.92)	0.33	3.83	—	4.16	—	12.93	(41.09)	1.14	1.04	†	1.04	†	0.58	†	22,534	85
ING Invesco Growth and Income Portfolio
Class ADV
06-30-13	23.41	0.13	•	3.94	4.07	—	—	—	—	—	27.48	17.39	1.39	1.24		1.23		1.01		11,895	15
12-31-12	20.82	0.27	•	2.66	2.93	0.34	—	—	0.34	—	23.41	14.17	1.40	1.25		1.24		1.19		9,405	25
12-31-11	21.62	0.24	•	(0.78)	(0.54)	0.26	—	—	0.26	—	20.82	(2.55)	1.40	1.25		1.24		1.12		9,099	19
12-31-10	19.33	0.16	•	2.18	2.34	0.05	—	—	0.05	—	21.62	12.14	1.40	1.25	†	1.24	†	0.80	†	7,565	27
12-31-09	15.80	0.17	•	3.55	3.72	0.19	—	—	0.19	—	19.33	23.57	1.41	1.26	†	1.26	†	1.03	†	2,692	52
12-31-08	26.40	0.32	•	(8.51)	(8.19)	0.41	2.00	—	2.41	—	15.80	(32.49)	1.40	1.25		1.25		1.48		1,886	43
Class I
06-30-13	23.50	0.21	•	3.95	4.16	—	—	—	—	—	27.66	17.70	0.64	0.64		0.63		1.64		20,314	15
12-31-12	20.90	0.41	•	2.66	3.07	0.47	—	—	0.47	—	23.50	14.89	0.65	0.65		0.64		1.80		16,952	25
12-31-11	21.63	0.36	•	(0.77)	(0.41)	0.32	—	—	0.32	—	20.90	(1.96)	0.65	0.65		0.64		1.66		8,679	19
12-31-10	19.23	0.28	•	2.17	2.45	0.05	—	—	0.05	—	21.63	12.78	0.65	0.65	†	0.64	†	1.40	†	20,244	27
12-31-09	15.69	0.27		3.54	3.81	0.27	—	—	0.27	—	19.23	24.30	0.66	0.66	†	0.66	†	1.67	†	16,614	52
12-31-08	26.82	0.45	•	(8.59)	(8.14)	0.99	2.00	—	2.99	—	15.69	(32.08)	0.65	0.65		0.65		2.11		12,953	43
Class S
06-30-13	23.59	0.18	•	3.96	4.14	—	—	—	—	—	27.73	17.55	0.89	0.89		0.88		1.38		524,075	15
12-31-12	20.98	0.35	•	2.67	3.02	0.41	—	—	0.41	—	23.59	14.56	0.90	0.90		0.89		1.55		460,995	25
12-31-11	21.70	0.31	•	(0.77)	(0.46)	0.26	—	—	0.26	—	20.98	(2.16)	0.90	0.90		0.89		1.43		474,352	19
12-31-10	19.34	0.23	•	2.18	2.41	0.05	—	—	0.05	—	21.70	12.50	0.90	0.90	†	0.89	†	1.16	†	559,031	27
12-31-09	15.78	0.23	•	3.56	3.79	0.23	—	—	0.23	—	19.34	24.02	0.91	0.91	†	0.91	†	1.43	†	570,662	52
12-31-08	26.84	0.45		(8.66)	(8.21)	0.85	2.00	—	2.85	—	15.78	(32.26)	0.90	0.90		0.90		1.86		499,353	43
Class S2
06-30-13	23.45	0.16	•	3.94	4.10	—	—	—	—	—	27.55	17.48	1.14	1.04		1.03		1.23		50,109	15
12-31-12	20.85	0.32	•	2.66	2.98	0.38	—	—	0.38	—	23.45	14.41	1.15	1.05		1.04		1.40		45,598	25
12-31-11	21.58	0.28	•	(0.78)	(0.50)	0.23	—	—	0.23	—	20.85	(2.36)	1.15	1.05		1.04		1.28		45,015	19
12-31-10	19.26	0.20	•	2.17	2.37	0.05	—	—	0.05	—	21.58	12.34	1.15	1.05	†	1.04	†	1.01	†	52,679	27
12-31-09	15.72	0.21	•	3.53	3.74	0.20	—	—	0.20	—	19.26	23.83	1.16	1.06	†	1.06	†	1.28	†	51,397	52
12-31-08	26.69	0.41		(8.60)	(8.19)	0.78	2.00	—	2.78	—	15.72	(32.36)	1.15	1.05		1.05		1.71		44,674	43
ING JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-13	20.19	0.06	•	(1.87)	(1.81)	—	—	—	—	—	18.38	(8.96)	2.01	1.86		1.86		0.62		37,339	11
12-31-12	17.48	0.06		3.14	3.20	—	0.49	—	0.49	—	20.19	18.71	2.01	1.86		1.86		0.32		37,375	15
12-31-11	22.36	0.06	•	(4.06)	(4.00)	0.19	0.69	—	0.88	—	17.48	(18.53)	2.01	1.86		1.86		0.30		29,692	19
12-31-10	20.00	(0.05)		3.75	3.70	0.12	1.22	—	1.34	—	22.36	19.87	2.01	1.86		1.86		(0.29)		26,579	13
12-31-09	11.80	0.01		8.32	8.33	0.13	—	—	0.13	—	20.00	70.91	2.01	1.86		1.86		0.15		4,140	34
12-31-08	26.43	0.25	•	(13.17)	(12.92)	0.48	1.23	—	1.71	—	11.80	(51.46)	2.00	1.85		1.85		1.27		2,318	14

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING JPMorgan Emerging Markets Equity Portfolio (continued)
Class I
06-30-13	20.93	0.12	•	(1.93)		(1.81)	—		—		—	—		—	19.12	(8.65)	1.26	1.26		1.26		1.18		137,133	11
12-31-12	18.01	0.17	•	3.24		3.41	—		0.49		—	0.49		—	20.93	19.33	1.26	1.26		1.26		0.84		177,486	15
12-31-11	22.92	0.20	•	(4.19)		(3.99)	0.23		0.69		—	0.92		—	18.01	(18.05)	1.26	1.26		1.26		0.95		227,942	19
12-31-10	20.38	0.09		3.83		3.92	0.16		1.22		—	1.38		—	22.92	20.63	1.26	1.26		1.26		0.46		261,290	13
12-31-09	12.03	0.13	•	8.48		8.61	0.26		—		—	0.26		—	20.38	72.16	1.26	1.26		1.26		0.86		202,720	34
12-31-08	26.85	0.36	•	(13.40)		(13.04)	0.55		1.23		—	1.78		—	12.03	(51.21)	1.25	1.25		1.25		1.86		203,797	14
Class S
06-30-13	20.82	0.09	•	(1.92)		(1.83)	—		—		—	—		—	18.99	(8.79)	1.51	1.51		1.51		0.93		558,162	11
12-31-12	17.95	0.13		3.23		3.36	—		0.49		—	0.49		—	20.82	19.11	1.51	1.51		1.51		0.67		650,690	15
12-31-11	22.85	0.14		(4.17)		(4.03)	0.18		0.69		—	0.87		—	17.95	(18.27)	1.51	1.51		1.51		0.63		570,995	19
12-31-10	20.33	0.06		3.79		3.85	0.11		1.22		—	1.33		—	22.85	20.29	1.51	1.51		1.51		0.22		764,106	13
12-31-09	12.00	0.08	•	8.46		8.54	0.21		—		—	0.21		—	20.33	71.70	1.51	1.51		1.51		0.52		786,256	34
12-31-08	26.79	0.32	•	(13.38)		(13.06)	0.50		1.23		—	1.73		—	12.00	(51.32)	1.50	1.50		1.50		1.61		464,609	14
Class S2
06-30-13	20.62	0.08	•	(1.91)		(1.83)	—		—		—	—		—	18.79	(8.87)	1.76	1.66		1.66		0.78		23,431	11
12-31-12	17.81	0.10		3.20		3.30	—		0.49		—	0.49		—	20.62	18.92	1.76	1.66		1.66		0.51		27,693	15
12-31-11	22.68	0.12		(4.15)		(4.03)	0.15		0.69		—	0.84		—	17.81	(18.40)	1.76	1.66		1.66		0.48		25,577	19
12-31-10	20.19	0.02		3.78		3.80	0.09		1.22		—	1.31		—	22.68	20.15	1.76	1.66		1.66		0.06		35,523	13
12-31-09	11.92	0.06		8.39		8.45	0.18		—		—	0.18		—	20.19	71.27	1.76	1.66		1.66		0.37		33,343	34
12-31-08	26.59	0.30	•	(13.29)		(12.99)	0.45		1.23		—	1.68		—	11.92	(51.37)	1.75	1.65		1.65		1.48		20,682	14
ING Liquid Assets Portfolio
Class I
06-30-13	1.00	—		0.00	*	0.00	0.00	*	—		—	0.00	*	—	1.00	0.00	0.28	0.25		0.25		0.00	*	89,624	—
12-31-12	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.11	0.28	0.28		0.28		0.10		98,940	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.27	0.25		0.25		0.01		111,088	—
12-31-10	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.06	0.27	0.27		0.27		0.06		129,360	—
12-31-09	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.52	0.29	0.29		0.29		0.31		153,190	—
12-31-08	1.00	0.03		0.00	*	0.03	0.03		—		—	0.03		—	1.00	2.70	0.28	0.28		0.28		2.64		204,155	—
Class S
06-30-13	1.00	—		0.00	*	0.00	—		—		—	—		—	1.00	0.00	0.53	0.26		0.26		0.00		833,612	—
12-31-12	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.38		0.38		0.00	*	897,738	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.52	0.26		0.26		0.00	*	1,072,086	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.00	0.52	0.33		0.33		0.00	*	1,157,898	—
12-31-09	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.31	0.54	0.51		0.51		0.10		1,610,786	—
12-31-08	1.00	0.02		0.00	*	0.02	0.02		—		—	0.02		—	1.00	2.44	0.53	0.53		0.53		2.28		2,461,486	—
Class S2
06-30-13	1.00	—		0.00	*	0.00	—		—		—	—		—	1.00	0.00	0.78	0.26		0.26		0.00		268,424	—
12-31-12	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.38		0.38		0.00	*	270,143	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.77	0.26		0.26		0.00	*	229,337	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.00	0.77	0.34		0.34		0.00	*	185,550	—
12-31-09	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.27	0.79	0.55		0.55		0.05		134,392	—
12-31-08	1.00	0.02		0.00	*	0.02	0.02		—		—	0.02		—	1.00	2.29	0.78	0.68		0.68		2.06		171,930	—
ING Marsico Growth Portfolio
Class ADV
06-30-13	18.67	(0.03	)•	2.54		2.51	—		—		—	—		—	21.18	13.44	1.58	1.43		1.43		(0.29)		6,335	61
12-31-12	16.65	0.06		1.96		2.02	—		—		—	—		—	18.67	12.13	1.57	1.42		1.42		0.36		5,072	74
12-31-11	17.00	(0.01	)•	(0.33)		(0.34)	0.01		—		—	0.01		—	16.65	(2.02)	1.57	1.42		1.42		(0.07)		4,073	65
12-31-10	14.29	(0.01	)•	2.77		2.76	0.05		—		—	0.05		—	17.00	19.35	1.56	1.41	†	1.41	†	(0.10	)†	8,140	79
12-31-09	11.11	0.02	•	3.16		3.18	0.00	*	—		—	0.00	*	—	14.29	28.63	1.56	1.41	†	1.41	†	0.19	†	4,313	74
12-31-08	18.68	0.04	•	(7.61)		(7.57)	—		—		—	—		—	11.11	(40.52)	1.53	1.38	†	1.38	†	0.24	†	3,818	76

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Marsico Growth Portfolio (continued)
Class I
06-30-13	19.03	0.03	•	2.59	2.62	—	—	—	—	—	21.65	13.77	0.83	0.83		0.83		0.31		28,143	61
12-31-12	16.97	0.12	•	2.06	2.18	0.12	—	—	0.12	—	19.03	12.89	0.82	0.82		0.82		0.63		26,180	74
12-31-11	17.29	0.11		(0.35)	(0.24)	0.08	—	—	0.08	—	16.97	(1.41)	0.82	0.82		0.82		0.56		147,444	65
12-31-10	14.51	0.08		2.82	2.90	0.12	—	—	0.12	—	17.29	20.13	0.81	0.81	†	0.81	†	0.47	†	188,224	79
12-31-09	11.36	0.10	•	3.20	3.30	0.15	—	—	0.15	—	14.51	29.30	0.81	0.81	†	0.81	†	0.80	†	182,448	74
12-31-08	19.14	0.15	•	(7.80)	(7.65)	0.13	—	—	0.13	—	11.36	(40.16)	0.78	0.78	†	0.78	†	0.95	†	249,020	76
Class S
06-30-13	18.83	0.01	•	2.55	2.56	—	—	—	—	—	21.39	13.60	1.08	1.08		1.08		0.07		473,993	61
12-31-12	16.80	0.13	•	1.97	2.10	0.07	—	—	0.07	—	18.83	12.52	1.07	1.07		1.07		0.69		451,755	74
12-31-11	17.12	0.05	•	(0.33)	(0.28)	0.04	—	—	0.04	—	16.80	(1.66)	1.07	1.07		1.07		0.32		466,896	65
12-31-10	14.37	0.04		2.79	2.83	0.08	—	—	0.08	—	17.12	19.83	1.06	1.06	†	1.06	†	0.22	†	609,780	79
12-31-09	11.24	0.07		3.17	3.24	0.11	—	—	0.11	—	14.37	29.00	1.06	1.06	†	1.06	†	0.54	†	546,201	74
12-31-08	18.93	0.11		(7.72)	(7.61)	0.08	—	—	0.08	—	11.24	(40.31)	1.03	1.03	†	1.03	†	0.65	†	455,225	76
Class S2
06-30-13	18.69	(0.01	)•	2.54	2.53	—	—	—	—	—	21.22	13.54	1.33	1.23		1.23		(0.08)		17,052	61
12-31-12	16.68	0.10	•	1.96	2.06	0.05	—	—	0.05	—	18.69	12.33	1.32	1.22		1.22		0.55		16,602	74
12-31-11	17.00	0.04		(0.34)	(0.30)	0.02	—	—	0.02	—	16.68	(1.79)	1.32	1.22		1.22		0.17		16,419	65
12-31-10	14.28	0.02		2.76	2.78	0.06	—	—	0.06	—	17.00	19.58	1.31	1.21	†	1.21	†	0.07	†	18,825	79
12-31-09	11.16	0.05		3.16	3.21	0.09	—	—	0.09	—	14.28	28.88	1.31	1.21	†	1.21	†	0.39	†	17,478	74
12-31-08	18.79	0.08	•	(7.66)	(7.58)	0.05	—	—	0.05	—	11.16	(40.42)	1.28	1.18	†	1.18	†	0.49	†	14,280	76
ING MFS Total Return Portfolio
Class ADV
06-30-13	15.98	0.12	•	1.17	1.29	—	—	—	—	—	17.27	8.07	1.46	1.31		1.30		1.44		8,858	38
12-31-12	14.76	0.27	•	1.30	1.57	0.35	—	—	0.35	—	15.98	10.76	1.46	1.31		1.31		1.71		7,345	22
12-31-11	14.92	0.27	•	(0.08)	0.19	0.35	—	—	0.35	—	14.76	1.25	1.45	1.30		1.30		1.84		5,177	19
12-31-10	13.69	0.25	•	1.04	1.29	0.06	—	—	0.06	—	14.92	9.49	1.45	1.30		1.29		1.78		4,361	30
12-31-09	11.90	0.29		1.79	2.08	0.29	—	—	0.29	—	13.69	17.48	1.45	1.30		1.29		2.39		2,184	44
12-31-08	17.99	0.37	•	(4.17)	(3.80)	0.68	1.61	—	2.29	—	11.90	(22.63)	1.41	1.26		1.25		2.40		1,960	59
Class I
06-30-13	16.11	0.17	•	1.18	1.35	—	—	—	—	—	17.46	8.38	0.71	0.71		0.70		2.03		110,174	38
12-31-12	14.86	0.36	•	1.31	1.67	0.42	—	—	0.42	—	16.11	11.41	0.71	0.71		0.71		2.31		107,119	22
12-31-11	14.98	0.36	•	(0.07)	0.29	0.41	—	—	0.41	—	14.86	1.86	0.70	0.70		0.70		2.42		108,731	19
12-31-10	13.66	0.34	•	1.04	1.38	0.06	—	—	0.06	—	14.98	10.17	0.70	0.70		0.69		2.39		122,406	30
12-31-09	11.87	0.37	•	1.78	2.15	0.36	—	—	0.36	—	13.66	18.14	0.70	0.70		0.69		3.00		127,025	44
12-31-08	18.26	0.48	•	(4.23)	(3.75)	1.03	1.61	—	2.64	—	11.87	(22.17)	0.66	0.66		0.65		3.06		121,270	59
Class S
06-30-13	16.12	0.15	•	1.18	1.33	—	—	—	—	—	17.45	8.25	0.96	0.96		0.95		1.78		717,282	38
12-31-12	14.86	0.32	•	1.32	1.64	0.38	—	—	0.38	—	16.12	11.17	0.96	0.96		0.96		2.06		705,517	22
12-31-11	14.98	0.33	•	(0.09)	0.24	0.36	—	—	0.36	—	14.86	1.58	0.95	0.95		0.95		2.17		729,715	19
12-31-10	13.70	0.30	•	1.04	1.34	0.06	—	—	0.06	—	14.98	9.85	0.95	0.95		0.94		2.14		847,131	30
12-31-09	11.90	0.34	•	1.79	2.13	0.33	—	—	0.33	—	13.70	17.91	0.95	0.95		0.94		2.74		904,853	44
12-31-08	18.23	0.44	•	(4.22)	(3.78)	0.94	1.61	—	2.55	—	11.90	(22.35)	0.91	0.91		0.90		2.82		836,604	59
Class S2
06-30-13	15.97	0.14	•	1.16	1.30	—	—	—	—	—	17.27	8.14	1.21	1.11		1.10		1.63		31,567	38
12-31-12	14.73	0.30	•	1.30	1.60	0.36	—	—	0.36	—	15.97	10.96	1.21	1.11		1.11		1.91		31,624	22
12-31-11	14.85	0.30	•	(0.08)	0.22	0.34	—	—	0.34	—	14.73	1.47	1.20	1.10		1.10		2.03		31,504	19
12-31-10	13.60	0.28	•	1.03	1.31	0.06	—	—	0.06	—	14.85	9.70	1.20	1.10		1.09		1.99		35,158	30
12-31-09	11.82	0.32	•	1.77	2.09	0.31	—	—	0.31	—	13.60	17.69	1.20	1.10		1.09		2.60		35,301	44
12-31-08	18.08	0.41	•	(4.18)	(3.77)	0.88	1.61	—	2.49	—	11.82	(22.44)	1.16	1.06		1.05		2.67		33,529	59

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING MFS Utilities Portfolio
Class ADV
06-30-13	14.85	0.24	•	1.15	1.39	—	—	—	—	—	16.24	9.36	1.53	1.38	1.37	3.00	38,937	29
12-31-12	13.55	0.34	•	1.38	1.72	0.42	—	—	0.42	—	14.85	12.82	1.54	1.39	1.39	2.35	29,965	49
12-31-11	13.22	0.37	•	0.43	0.80	0.47	—	—	0.47	—	13.55	6.04	1.53	1.38	1.37	2.70	18,817	52
12-31-10	11.97	0.35	•	1.24	1.59	0.34	—	—	0.34	—	13.22	13.29	1.52	1.37	1.36	2.79	5,970	56
12-31-09	9.49	0.48	•	2.57	3.05	0.55	—	0.02	0.57	—	11.97	32.35	1.55	1.40	1.38	4.61	658	71
12-31-08	17.74	0.30		(6.42)	(6.12)	0.38	1.75	—	2.13	—	9.49	(37.91)	1.53	1.38	1.36	2.13	618	67
Class I
06-30-13	15.05	0.29	•	1.17	1.46	—	—	—	—	—	16.51	9.70	0.78	0.78	0.77	3.52	4,455	29
12-31-12	13.71	0.42	•	1.42	1.84	0.50	—	—	0.50	—	15.05	13.53	0.79	0.79	0.79	2.91	4,493	49
12-31-11	13.35	0.49	•	0.39	0.88	0.52	—	—	0.52	—	13.71	6.62	0.78	0.78	0.77	3.48	4,636	52
12-31-10	12.03	0.41	•	1.28	1.69	0.37	—	—	0.37	—	13.35	14.08	0.77	0.77	0.76	3.35	4,844	56
12-31-09	9.53	0.53	•	2.60	3.13	0.61	—	0.02	0.63	—	12.03	33.11	0.80	0.80	0.78	5.11	5,180	71
12-31-08	17.92	0.40	•	(6.52)	(6.12)	0.52	1.75	—	2.27	—	9.53	(37.56)	0.78	0.78	0.76	2.73	4,858	67
Class S
06-30-13	15.00	0.26	•	1.17	1.43	—	—	—	—	—	16.43	9.53	1.03	1.03	1.02	3.26	580,118	29
12-31-12	13.66	0.38	•	1.42	1.80	0.46	—	—	0.46	—	15.00	13.29	1.04	1.04	1.04	2.64	557,017	49
12-31-11	13.30	0.43		0.42	0.85	0.49	—	—	0.49	—	13.66	6.39	1.03	1.03	1.02	3.20	558,900	52
12-31-10	12.00	0.38	•	1.26	1.64	0.34	—	—	0.34	—	13.30	13.68	1.02	1.02	1.01	3.10	515,667	56
12-31-09	9.51	0.50	•	2.59	3.09	0.58	—	0.02	0.60	—	12.00	32.80	1.05	1.05	1.03	4.75	493,128	71
12-31-08	17.84	0.36	•	(6.48)	(6.12)	0.46	1.75	—	2.21	—	9.51	(37.70)	1.03	1.03	1.01	2.55	404,884	67
Class S2
06-30-13	15.05	0.25	•	1.17	1.42	—	—	—	—	—	16.47	9.44	1.28	1.18	1.17	3.15	620	29
12-31-12	13.73	0.38	•	1.40	1.78	0.46	—	—	0.46	—	15.05	13.11	1.29	1.19	1.19	2.60	553	49
12-31-11	13.37	0.40	•	0.44	0.84	0.48	—	—	0.48	—	13.73	6.27	1.28	1.18	1.17	2.84	148	52
12-31-10	12.15	0.41	•	1.17	1.58	0.36	—	—	0.36	—	13.37	13.02	1.27	1.17	1.16	3.08	83	56
12-31-09	9.67	0.51	•	2.60	3.11	0.61	—	0.02	0.63	—	12.15	32.42	1.30	1.20	1.18	4.83	1	71
12-31-08	17.83	0.35		(6.50)	(6.15)	0.26	1.75	—	2.01	—	9.67	(37.71)	1.28	1.18	1.16	2.42	1	67
ING Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-13	15.98	0.19	•	1.06	1.25	—	—	—	—	—	17.23	7.82	1.71	1.56	1.56	2.17	40,484	8
12-31-12	14.84	0.27	•	1.94	2.21	0.28	0.79	—	1.07	—	15.98	15.38	1.71	1.56	1.56	1.69	26,169	28
12-31-11	13.99	0.17	•	1.07	1.24	0.39	—	—	0.39	—	14.84	8.75	1.72	1.57	1.57	1.17	9,740	35
12-31-10	12.42	0.03	•	1.63	1.66	0.09	—	—	0.09	—	13.99	13.40	1.73	1.58	1.58	0.22	2,567	47
12-31-09	10.78	0.15		2.65	2.80	0.79	0.37	—	1.16	—	12.42	28.15	1.74	1.59	1.59	1.29	1	21
12-31-08	16.80	0.30		(4.98)	(4.68)	0.22	1.12	—	1.34	—	10.78	(28.87)	1.72	1.57	1.57	2.13	1	28
Class S
06-30-13	16.44	0.22	•	1.10	1.32	—	—	—	—	—	17.76	8.03	1.21	1.21	1.21	2.51	377,318	8
12-31-12	15.18	0.36	•	1.97	2.33	0.28	0.79	—	1.07	—	16.44	15.79	1.21	1.21	1.21	2.24	364,277	28
12-31-11	14.24	0.28	•	1.02	1.30	0.36	—	—	0.36	—	15.18	9.05	1.22	1.22	1.22	1.83	339,475	35
12-31-10	12.56	0.23		1.51	1.74	0.06	—	—	0.06	—	14.24	13.89	1.23	1.23	1.23	1.79	331,750	47
12-31-09	10.89	0.17	•	2.72	2.89	0.85	0.37	—	1.22	—	12.56	28.90	1.24	1.24	1.24	1.57	277,784	21
12-31-08	16.97	0.35		(5.03)	(4.68)	0.28	1.12	—	1.40	—	10.89	(28.57)	1.22	1.22	1.22	2.43	219,215	28
Class S2
06-30-13	16.34	0.21	•	1.10	1.31	—	—	—	—	—	17.65	8.02	1.46	1.36	1.36	2.36	59,847	8
12-31-12	15.10	0.34	•	1.94	2.28	0.25	0.79	—	1.04	—	16.34	15.53	1.46	1.36	1.36	2.10	59,545	28
12-31-11	14.16	0.26	•	1.01	1.27	0.33	—	—	0.33	—	15.10	8.92	1.47	1.37	1.37	1.72	58,797	35
12-31-10	12.48	0.22	•	1.50	1.72	0.04	—	—	0.04	—	14.16	13.82	1.48	1.38	1.38	1.67	62,756	47
12-31-09	10.83	0.16	•	2.69	2.85	0.83	0.37	—	1.20	—	12.48	28.58	1.49	1.39	1.39	1.46	60,930	21
12-31-08	16.87	0.34		(5.01)	(4.67)	0.25	1.12	—	1.37	—	10.83	(28.66)	1.47	1.37	1.37	2.28	53,297	28

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING PIMCO Total Return Bond Portfolio
Class ADV
06-30-13	11.77	0.07	•	(0.43)	(0.36)	—	—	—	—	—	11.41	(3.06)	1.32	1.13		1.13		1.27		186,142	356
12-31-12	11.23	0.22	•	0.72	0.94	0.40	—	—	0.40	—	11.77	8.42	1.32	1.13		1.13		1.91		176,099	694
12-31-11	11.90	0.27	•	0.09	0.36	0.53	0.50	—	1.03	—	11.23	3.04	1.32	1.13		1.13		2.34		118,286	717
12-31-10	12.01	0.27	•	0.58	0.85	0.63	0.33	—	0.96	—	11.90	7.28	1.31	1.11		1.11		2.27		68,384	553
12-31-09	11.30	0.42	•	1.09	1.51	0.42	0.38	—	0.80	—	12.01	13.84	1.31	1.16		1.16		3.63		1	585
12-31-08	11.29	0.52	•	(0.11)	0.41	0.30	0.10	—	0.40	—	11.30	3.70	1.31	1.16		1.16		4.63		1	537
Class I
06-30-13	12.20	0.11	•	(0.45)	(0.34)	—	—	—	—	—	11.86	(2.79)	0.57	0.57		0.57		1.84		352,741	356
12-31-12	11.61	0.29	•	0.74	1.03	0.44	—	—	0.44	—	12.20	8.95	0.57	0.57		0.57		2.45		469,998	694
12-31-11	12.21	0.34	•	0.11	0.45	0.55	0.50	—	1.05	—	11.61	3.68	0.57	0.57		0.57		2.86		310,820	717
12-31-10	12.21	0.34	•	0.62	0.96	0.63	0.33	—	0.96	—	12.21	8.09	0.56	0.55		0.55		2.72		323,398	553
12-31-09	11.47	0.52	•	1.09	1.61	0.49	0.38	—	0.87	—	12.21	14.63	0.56	0.56		0.56		4.41		266,881	585
12-31-08	11.45	0.59	•	(0.09)	0.50	0.38	0.10	—	0.48	—	11.47	4.42	0.56	0.56		0.56		5.13		778,611	537
Class S
06-30-13	12.21	0.10	•	(0.47)	(0.37)	—	—	—	—	—	11.84	(3.03)	0.82	0.82		0.82		1.59		2,551,370	356
12-31-12	11.61	0.27	•	0.74	1.01	0.41	—	—	0.41	—	12.21	8.77	0.82	0.82		0.82		2.24		2,997,307	694
12-31-11	12.20	0.31	•	0.11	0.42	0.51	0.50	—	1.01	—	11.61	3.47	0.82	0.82		0.82		2.63		2,883,352	717
12-31-10	12.22	0.31	•	0.61	0.92	0.61	0.33	—	0.94	—	12.20	7.69	0.81	0.80		0.80		2.46		3,064,266	553
12-31-09	11.48	0.47	•	1.12	1.59	0.47	0.38	—	0.85	—	12.22	14.44	0.81	0.81		0.81		3.96		3,044,602	585
12-31-08	11.47	0.57	•	(0.09)	0.48	0.37	0.10	—	0.47	—	11.48	4.21	0.81	0.81		0.81		5.00		2,150,994	537
Class S2
06-30-13	12.14	0.08	•	(0.45)	(0.37)	—	—	—	—	—	11.77	(3.05)	1.07	0.97		0.97		1.39		56,689	356
12-31-12	11.54	0.25	•	0.74	0.99	0.39	—	—	0.39	—	12.14	8.63	1.07	0.97		0.97		2.09		64,895	694
12-31-11	12.14	0.30	•	0.10	0.40	0.50	0.50	—	1.00	—	11.54	3.23	1.07	0.97		0.97		2.48		65,865	717
12-31-10	12.16	0.29	•	0.61	0.90	0.59	0.33	—	0.92	—	12.14	7.56	1.06	0.95		0.95		2.31		73,270	553
12-31-09	11.42	0.45	•	1.12	1.57	0.45	0.38	—	0.83	—	12.16	14.30	1.06	0.96		0.96		3.82		73,871	585
12-31-08	11.41	0.55	•	(0.10)	0.45	0.34	0.10	—	0.44	—	11.42	4.02	1.06	0.96		0.96		4.80		61,402	537
ING Pioneer Mid Cap Value Portfolio
Class ADV
06-30-13	11.12	0.04		1.47	1.51	—	—	—	—	—	12.63	13.58	1.46	1.25		1.23		0.65		4,082	60
12-31-12	10.11	0.06	•	1.01	1.07	0.06	—	—	0.06	—	11.12	10.56	1.40	1.25		1.23		0.57		3,542	94
12-31-11	10.79	0.08	•	(0.65)	(0.57)	0.11	—	—	0.11	—	10.11	(5.30)	1.40	1.25		1.22		0.78		3,778	88
12-31-10	9.26	0.07	•	1.54	1.61	0.08	—	—	0.08	—	10.79	17.44	1.39	1.24	†	1.23	†	0.68	†	3,275	93
12-31-09	7.51	0.08	•	1.78	1.86	0.11	—	—	0.11	—	9.26	24.78	1.40	1.25	†	1.23	†	1.00	†	462	95
12-31-08	12.22	0.15	•	(4.09)	(3.94)	0.11	0.66	—	0.77	—	7.51	(33.48)	1.39	1.24	†	1.22	†	1.88	†	44	91
Class I
06-30-13	11.31	0.08	•	1.49	1.57	—	—	—	—	—	12.88	13.88	0.71	0.65		0.63		1.22		96,026	60
12-31-12	10.28	0.13	•	1.03	1.16	0.13	—	—	0.13	—	11.31	11.33	0.65	0.65		0.63		1.18		97,993	94
12-31-11	10.98	0.15	•	(0.68)	(0.53)	0.17	—	—	0.17	—	10.28	(4.81)	0.65	0.65		0.62		1.36		160,877	88
12-31-10	9.39	0.11		1.60	1.71	0.12	—	—	0.12	—	10.98	18.20	0.64	0.64	†	0.63	†	1.15	†	285,618	93
12-31-09	7.59	0.12	•	1.81	1.93	0.13	—	—	0.13	—	9.39	25.39	0.65	0.65	†	0.63	†	1.51	†	237,581	95
12-31-08	12.37	0.15	•	(4.05)	(3.90)	0.22	0.66	—	0.88	—	7.59	(32.90)	0.64	0.64	†	0.62	†	1.47	†	311,831	91
Class S
06-30-13	11.31	0.07		1.48	1.55	—	—	—	—	—	12.86	13.70	0.96	0.90		0.88		0.99		480,574	60
12-31-12	10.28	0.10	•	1.03	1.13	0.10	—	—	0.10	—	11.31	11.03	0.90	0.90		0.88		0.92		454,734	94
12-31-11	10.97	0.12	•	(0.67)	(0.55)	0.14	—	—	0.14	—	10.28	(5.00)	0.90	0.90		0.87		1.10		482,168	88
12-31-10	9.38	0.09		1.59	1.68	0.09	—	—	0.09	—	10.97	17.94	0.89	0.89	†	0.88	†	0.88	†	595,335	93
12-31-09	7.58	0.10		1.81	1.91	0.11	—	—	0.11	—	9.38	25.15	0.90	0.90	†	0.88	†	1.23	†	582,243	95
12-31-08	12.32	0.12	•	(4.04)	(3.92)	0.16	0.66	—	0.82	—	7.58	(33.12)	0.89	0.89	†	0.87	†	1.22	†	506,336	91

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-13	24.54	0.09	•	2.34	2.43	—	—	—	—	—	26.97	9.90	1.39	1.24	1.24	0.70	267,531	33
12-31-12	22.46	0.31	•	2.80	3.11	0.33	0.70	—	1.03	—	24.54	14.10	1.40	1.25	1.25	1.30	199,893	76
12-31-11	22.26	0.31	•	0.27	0.58	0.38	—	—	0.38	—	22.46	2.59	1.40	1.25	1.25	1.33	131,571	85
12-31-10	19.88	0.27	•	2.43	2.70	0.32	—	—	0.32	—	22.26	13.63	1.40	1.25	1.25	1.33	88,819	71
12-31-09	15.19	0.36	•	4.61	4.97	0.28	—	—	0.28	—	19.88	32.74	1.41	1.26	1.26	2.08	37,968	96
12-31-08	24.12	0.36	•	(6.54)	(6.18)	0.61	2.14	—	2.75	—	15.19	(27.77)	1.40	1.25	1.24	1.70	34,503	98
Class I
06-30-13	25.04	0.17		2.39	2.56	—	—	—	—	—	27.60	10.22	0.64	0.64	0.64	1.30	736,662	33
12-31-12	22.87	0.46	•	2.86	3.32	0.45	0.70	—	1.15	—	25.04	14.78	0.65	0.65	0.65	1.89	652,221	76
12-31-11	22.65	0.45	•	0.27	0.72	0.50	—	—	0.50	—	22.87	3.16	0.65	0.65	0.65	1.91	436,806	85
12-31-10	20.18	0.40	•	2.48	2.88	0.41	—	—	0.41	—	22.65	14.31	0.65	0.65	0.65	1.90	454,380	71
12-31-09	15.40	0.47	•	4.70	5.17	0.39	—	—	0.39	—	20.18	33.57	0.66	0.66	0.66	2.65	306,468	96
12-31-08	24.74	0.49	•	(6.69)	(6.20)	1.00	2.14	—	3.14	—	15.40	(27.33)	0.65	0.65	0.64	2.36	167,666	98
Class S
06-30-13	25.06	0.14		2.40	2.54	—	—	—	—	—	27.60	10.14	0.89	0.89	0.89	1.05	3,684,298	33
12-31-12	22.89	0.40	•	2.86	3.26	0.39	0.70	—	1.09	—	25.06	14.48	0.90	0.90	0.90	1.64	3,379,234	76
12-31-11	22.67	0.39	•	0.27	0.66	0.44	—	—	0.44	—	22.89	2.89	0.90	0.90	0.90	1.66	3,214,571	85
12-31-10	20.20	0.34	•	2.48	2.82	0.35	—	—	0.35	—	22.67	14.03	0.90	0.90	0.90	1.63	3,376,297	71
12-31-09	15.42	0.42		4.70	5.12	0.34	—	—	0.34	—	20.20	33.24	0.91	0.91	0.91	2.43	3,140,972	96
12-31-08	24.69	0.44	•	(6.67)	(6.23)	0.90	2.14	—	3.04	—	15.42	(27.51)	0.90	0.90	0.89	2.10	2,376,765	98
Class S2
06-30-13	24.96	0.12	•	2.38	2.50	—	—	—	—	—	27.46	10.02	1.14	1.04	1.04	0.90	89,659	33
12-31-12	22.80	0.36	•	2.86	3.22	0.36	0.70	—	1.06	—	24.96	14.34	1.15	1.05	1.05	1.49	85,723	76
12-31-11	22.58	0.35	•	0.27	0.62	0.40	—	—	0.40	—	22.80	2.73	1.15	1.05	1.05	1.51	77,565	85
12-31-10	20.12	0.31	•	2.47	2.78	0.32	—	—	0.32	—	22.58	13.86	1.15	1.05	1.05	1.47	85,201	71
12-31-09	15.36	0.40	•	4.67	5.07	0.31	—	—	0.31	—	20.12	33.05	1.16	1.06	1.06	2.30	84,840	96
12-31-08	24.54	0.41	•	(6.64)	(6.23)	0.81	2.14	—	2.95	—	15.36	(27.64)	1.15	1.05	1.04	1.93	70,744	98
ING T. Rowe Price Equity Income Portfolio
Class ADV
06-30-13	13.02	0.08		1.73	1.81	—	—	—	—	—	14.83	13.90	1.39	1.24	1.24	1.27	58,307	7
12-31-12	11.34	0.20		1.70	1.90	0.22	—	—	0.22	—	13.02	16.77	1.40	1.25	1.25	1.71	45,958	14
12-31-11	11.68	0.18	•	(0.32)	(0.14)	0.20	—	—	0.20	—	11.34	(1.18)	1.40	1.25	1.25	1.52	36,348	22
12-31-10	10.34	0.15	•	1.35	1.50	0.16	—	—	0.16	—	11.68	14.51	1.40	1.25	1.25	1.42	28,478	16
12-31-09	8.41	0.14		1.93	2.07	0.14	—	—	0.14	—	10.34	24.59	1.41	1.26	1.26	1.67	17,601	14
12-31-08	15.00	0.26	•	(5.40)	(5.14)	0.38	1.07	—	1.45	—	8.41	(35.91)	1.40	1.25	1.24	2.10	12,589	33
Class I
06-30-13	13.13	0.14	•	1.73	1.87	—	—	—	—	—	15.00	14.24	0.64	0.64	0.64	1.90	324,720	7
12-31-12	11.43	0.29	•	1.70	1.99	0.29	—	—	0.29	—	13.13	17.44	0.65	0.65	0.65	2.30	361,913	14
12-31-11	11.77	0.25	•	(0.32)	(0.07)	0.27	—	—	0.27	—	11.43	(0.63)	0.65	0.65	0.65	2.07	353,764	22
12-31-10	10.40	0.20		1.38	1.58	0.21	—	—	0.21	—	11.77	15.23	0.65	0.65	0.65	2.01	452,121	16
12-31-09	8.45	0.20	•	1.93	2.13	0.18	—	—	0.18	—	10.40	25.28	0.66	0.66	0.66	2.22	337,251	14
12-31-08	15.26	0.33	•	(5.48)	(5.15)	0.59	1.07	—	1.66	—	8.45	(35.50)	0.65	0.65	0.64	2.80	154,488	33
Class S
06-30-13	13.15	0.12		1.73	1.85	—	—	—	—	—	15.00	14.07	0.89	0.89	0.89	1.62	1,056,553	7
12-31-12	11.44	0.26	•	1.71	1.97	0.26	—	—	0.26	—	13.15	17.22	0.90	0.90	0.90	2.05	950,612	14
12-31-11	11.78	0.22		(0.32)	(0.10)	0.24	—	—	0.24	—	11.44	(0.89)	0.90	0.90	0.90	1.84	925,797	22
12-31-10	10.41	0.19	•	1.36	1.55	0.18	—	—	0.18	—	11.78	14.94	0.90	0.90	0.90	1.77	957,065	16
12-31-09	8.46	0.18		1.93	2.11	0.16	—	—	0.16	—	10.41	24.99	0.91	0.91	0.91	2.07	891,492	14
12-31-08	15.22	0.30	•	(5.48)	(5.18)	0.51	1.07	—	1.58	—	8.46	(35.69)	0.90	0.90	0.89	2.48	726,076	33

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING T. Rowe Price Equity Income Portfolio (continued)
Class S2
06-30-13	13.06	0.10		1.72	1.82	—	—	—	—	—	14.88	13.94	1.14	1.04		1.04		1.47		117,237	7
12-31-12	11.37	0.24	•	1.69	1.93	0.24	—	—	0.24	—	13.06	17.01	1.15	1.05		1.05		1.91		102,557	14
12-31-11	11.70	0.19		(0.30)	(0.11)	0.22	—	—	0.22	—	11.37	(0.93)	1.15	1.05		1.05		1.71		82,406	22
12-31-10	10.35	0.16		1.36	1.52	0.17	—	—	0.17	—	11.70	14.72	1.15	1.05		1.05		1.62		74,101	16
12-31-09	8.42	0.16		1.92	2.08	0.15	—	—	0.15	—	10.35	24.74	1.16	1.06		1.06		1.91		54,916	14
12-31-08	15.12	0.28		(5.43)	(5.15)	0.48	1.07	—	1.55	—	8.42	(35.76)	1.15	1.05		1.04		2.33		41,553	33
ING T. Rowe Price International Stock Portfolio
Class ADV
06-30-13	11.77	0.07	•	(0.14)	(0.07)	—	—	—	—	—	11.70	(0.59)	1.52	1.37		1.37		1.19		10,057	25
12-31-12	9.95	0.08	•	1.74	1.82	0.00 *	—	—	0.00 *	—	11.77	18.31	1.51	1.36		1.36		0.74		7,625	40
12-31-11	11.75	0.09		(1.52)	(1.43)	0.37	—	—	0.37	—	9.95	(12.63)	1.56	1.41		1.41		0.85		4,128	135
12-31-10	10.48	0.07		1.31	1.38	0.11	—	—	0.11	—	11.75	13.37	1.50	1.33	†	1.33	†	0.60	†	5,475	132
12-31-09	7.69	0.05	•	2.79	2.84	0.05	—	—	0.05	—	10.48	37.02	1.50	1.29	†	1.29	†	0.58	†	4,737	110
12-31-08	16.99	0.11	•	(8.01)	(7.90)	—	1.40	—	1.40	—	7.69	(49.65)	1.49	1.28	†	1.28	†	0.85	†	4,326	122
Class I
06-30-13	11.74	0.11		(0.15)	(0.04)	—	—	—	—	—	11.70	(0.34)	0.77	0.77		0.77		1.70		47,214	25
12-31-12	9.92	0.15	•	1.73	1.88	0.06	—	—	0.06	—	11.74	19.02	0.76	0.76		0.76		1.38		48,992	40
12-31-11	11.70	0.15	•	(1.50)	(1.35)	0.43	—	—	0.43	—	9.92	(12.06)	0.81	0.81		0.81		1.31		51,178	135
12-31-10	10.46	0.11		1.31	1.42	0.18	—	—	0.18	—	11.70	13.92	0.75	0.73	†	0.73	†	1.03	†	191,825	132
12-31-09	7.70	0.11	•	2.79	2.90	0.14	—	—	0.14	—	10.46	38.03	0.75	0.69	†	0.69	†	1.31	†	162,601	110
12-31-08	17.11	0.20	•	(8.05)	(7.85)	0.16	1.40	—	1.56	—	7.70	(49.34)	0.74	0.68	†	0.68	†	1.62	†	210,871	122
Class S
06-30-13	11.70	0.09	•	(0.14)	(0.05)	—	—	—	—	—	11.65	(0.43)	1.02	1.02		1.02		1.44		158,283	25
12-31-12	9.88	0.12	•	1.73	1.85	0.03	—	—	0.03	—	11.70	18.76	1.01	1.01		1.01		1.15		171,460	40
12-31-11	11.66	0.14		(1.52)	(1.38)	0.40	—	—	0.40	—	9.88	(12.34)	1.06	1.06		1.06		1.15		157,855	135
12-31-10	10.41	0.09	•	1.31	1.40	0.15	—	—	0.15	—	11.66	13.78	1.00	0.98	†	0.98	†	0.90	†	203,858	132
12-31-09	7.66	0.08	•	2.78	2.86	0.11	—	—	0.11	—	10.41	37.60	1.00	0.94	†	0.94	†	0.94	†	220,701	110
12-31-08	17.05	0.16	•	(8.02)	(7.86)	0.13	1.40	—	1.53	—	7.66	(49.51)	0.99	0.93	†	0.93	†	1.25	†	193,839	122

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(a)	Prior to July 20, 2012, the Portfolio operated under a “master-feeder” fund structure in which the Portfolio invested all of its assets in a “master fund” managed by Capital Research and Management CompanySM. For the year ended December 31, 2011, expenses including gross expenses of the master fund, expenses including expenses net of voluntary waivers, if any, of the master fund, expenses including expenses net of all reductions of the master fund and the portfolio turnover rate of the master fund were 1.01%, 1.01%, 1.01% and 163%, respectively.

(b)	Prior to July 20, 2012, the Portfolio operated under a “master-feeder” fund structure in which the Portfolio invested all of its assets in a “master fund” managed by Capital Research and Management CompanySM. For the year ended December 31, 2010, expenses including gross expenses of the master fund, expenses including expenses net of voluntary waivers, if any, of the master fund, expenses including expenses net of all reductions of the master fund and the portfolio turnover rate of the master fund were 1.01%, 1.01%, 1.01% and 187%, respectively.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(c)	Prior to July 20, 2012, the Portfolio operated under a “master-feeder” fund structure in which the Portfolio invested all of its assets in a “master fund” managed by Capital Research and Management CompanySM. For the year ended December 31, 2009, expenses including gross expenses of the master fund, expenses including expenses net of voluntary waivers, if any, of the master fund, expenses including expenses net of all reductions of the master fund and the portfolio turnover rate of the master fund were 1.02%, 1.02%, 1.02% and 125%, respectively.

(d)	Prior to July 20, 2012, the Portfolio operated under a “master-feeder” fund structure in which the Portfolio invested all of its assets in a “master fund” managed by Capital Research and Management CompanySM. For the year ended December 31, 2008, expenses including gross expenses of the master fund, expenses including expenses net of voluntary waivers, if any, of the master fund, expenses including expenses net of all reductions of the master fund and the portfolio turnover rate of the master fund were 1.08%, 1.04%, 1.04% and 63%, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of forty-four active separate investment series. There are seventeen series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Health Sciences Opportunities Portfolio (“BlackRock Health Sciences Opportunities”), ING Bond Portfolio (“Bond”), ING Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING Global Resources Portfolio (“Global Resources”), ING Invesco Growth and Income Portfolio (“Invesco Growth and Income”), ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), ING PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”), ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and ING T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

All of the Portfolios are diversified except for Global Resources and Morgan Stanley Global Franchise, which are non-diversified Portfolios. The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”) and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”) serves as the investment adviser to all of the Portfolios except Bond and Clarion Global Real Estate. ING Investments, LLC (“ING Investments”) serves as the investment adviser (collectively with DSL, the “Investment Advisers”) to Bond and Clarion Global Real Estate. ING Investment Management Co. LLC (“ING IM”) serves as the sub-adviser to Bond, Global Resources and Liquid Assets. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for certain Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less, as well as all securities in Liquid Assets, are valued at amortized cost which approximates fair value. The amortized cost method

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair values nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by Liquid Assets. For all other Portfolios, net

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2013, the maximum amount of loss the below Portfolios would incur if the counterparties to their derivative transactions failed to perform and they were to be unwound is disclosed below by derivative type:

	Forward foreign currency contracts	Swaps
BlackRock Health Sciences Opportunities	$782,539	$—
Bond	749,162	—
Invesco Growth and Income	683,986	—
MFS Utilities	1,070,744	—
PIMCO Total Return Bond	6,547,187	2,430,612

To reduce the amount of potential loss to PIMCO Total Return Bond, various counterparties have posted $6,215,000 in cash collateral at June 30, 2013.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2013, the following Portfolios had derivatives in a net liability position with credit related contingent features as disclosed below by derivative type:

	Forward foreign currency contracts	Swaps	Written options
BlackRock Health Sciences Opportunities	$69,384	$—	$—
Bond	563,330	—	—
Invesco Growth and Income	44,657	—	—
MFS Utilities	326,561	—	—
PIMCO Total Return Bond	6,063,155	2,985,581	7,413,478
T. Rowe Price Capital Appreciation	—	—	12,664,142

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

If a contingent feature would have been triggered as of June 30, 2013, the Portfolios could have been required to pay these amounts in cash to their counterparties. As of June 30, 2013, PIMCO had pledged $12,403,000 principal amount in U.S. Treasury Bills and Notes as collateral. These securities have been footnoted as segregated on the Summary Portfolio of Investments.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the period ended June 30, 2013, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
BlackRock Health Sciences and Opportunities*	$6,617,714	$40,949,287
Bond*	29,862,519	44,123,940
Invesco Growth and Income*	1,187,981	22,815,382
MFS Utilities*	14,195,963	82,801,568
PIMCO Total Return Bond**	111,804,655	564,082,282
T. Rowe Price International Stock*	138,823	2,859,326

*	For the period ended June 30, 2013, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2013.

**	For the period ended June 30, 2013, the Portfolios used forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2013.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2013, PIMCO Total Return Bond had pledged $4,792,000 principal value in U.S. Treasury Obligations. These securities have been footnoted as segregated on the Summary Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. PIMCO Total Return Bond purchased or sold futures contracts on various bonds and notes as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2013, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Buy	Sell
Bond	$41,620,110	$37,136,706
PIMCO Total Return Bond	1,267,681,122	8,900,287

J.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2013, PIMCO Total Return Bond had written options on exchange-traded futures contracts on various bonds and notes as part of their duration strategy and to generate income. Please refer to the table following the Summary Portfolio of Investments for open written options on exchange-traded futures contracts at June 30, 2013.

During the period ended June 30, 2013, PIMCO Total Return Bond had written foreign currency options to gain exposure to currencies and to generate income. Please refer to the table following the Summary Portfolio of Investments for open written foreign currency options.

During the period ended June 30, 2013, Bond and PIMCO Total Return Bond had written swaptions on interest rate swaps to gain additional exposure to interest rates and to generate income. Please refer to the table following the Summary Portfolio of Investments for open written interest rate swaptions at June 30, 2013 for PIMCO Total Return Bond. There were no open written interest rate swaptions at June 30, 2013 for Bond.

During the period ended June 30, 2013, PIMCO Total Return Bond had written swaptions on credit default swap indices (“CDX”) as part of managing the Portfolio’s credit risk and sector exposure and as a means of generating additional income. Please refer to the table following the Summary Portfolio of Investments for open written swaptions on CDX at June 30, 2013.

During the period ended June 30, 2013, BlackRock Health Sciences Opportunities and T. Rowe Price Capital Appreciation had written equity options to generate income. Please refer to the table following the Summary Portfolio of Investments for each respective Portfolio for open written exchange-traded equity options at June 30, 2013.

Please refer to Note 9 for the volume of both purchased and written option activity during the period ended June 30, 2013.

K.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of OTC swap contracts is recorded on the Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments made and/or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations until termination. These upfront payments represent the amounts paid or received when initially entering into the contract to offset the differences between the swap agreements and the prevailing market conditions at time of contract. Upon termination, these upfront payments are recorded as a realized gain or loss on the Statement of Operations. A Portfolio also records periodic payments made or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In assessing the status of payment or performance risk for a seller of protection, unrealized losses imply

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

widening credit spreads when selling protection. A decrease in fair value and a resulting unrealized loss position suggests a deterioration of the referenced entity’s credit soundness. As the notional amount represents the total obligation that would be due upon a credit event, fair values that approach this loss, offset by any upfront payments received, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Unrealized losses, fair values, and upfront payments for all credit default swap agreements in which a Portfolio is a seller of protection have been disclosed in the Summary Portfolio of Investments.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which a Portfolio is seller of protection are disclosed in a table following each Portfolio’s Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2013, PIMCO Total Return Bond has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the period ended June 30, 2013, PIMCO Total Return Bond has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market. The Portfolio also sold credit protection on CDX indices during the period ended June 30, 2013.

For the period ended June 30, 2013, PIMCO Total Return Bond had average notional amounts of $213,077,772 and $348,611,784 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

For the period ended June 30, 2013, Bond had an average notional amount of $23,268,000 on credit default swaps to buy protection.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2013, PIMCO Total Return Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $1,139,167,666.

For the period ended June 30, 2013, PIMCO Total Return Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $234,600,000.

PIMCO Total Return Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaps at June 30, 2013.

PIMCO Total Return Bond has posted $18,202,000 principal amount in U.S. Treasury Obligations as initial margin for open centrally cleared credit default swaps and interest rate swaps at June 30, 2013. The U.S. Treasury Obligations have been footnoted as segregated on the Summary Portfolio of Investments.

Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ’structured’ by the purchaser and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the changes in the market value of these structured products as an unrealized gain or loss in the accompanying Portfolio’s

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations. A Portfolio records a realized gain or loss when a structured product is sold or matures.

Risks associated with structured products include credit risk (if the counterparty fails to meet its obligation) and risk associated with the underlying asset or reference. Since a Portfolio enters into the transaction with the borrower at par value, a Portfolio could receive more or less than it originally invested when a note matures. The prices of the notes may also be very volatile and may have limited liquidity in the market which can make it difficult for a Portfolio to value or sell at an advantageous price. There were no structured products outstanding at June 30, 2013.

L.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

M.  Securities Lending. Certain Portfolios may temporarily loan up to 33-1/3% (except for JPMorgan Emerging Markets Equity which has the option to temporarily loan up to 30%) of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with the respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O.  Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P.  Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

Q.  Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no outstanding sales commitments at June 30, 2013.

R.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Health Sciences Opportunities	$172,855,067	$136,048,935
Bond	142,544,240	157,126,231
Clarion Global Real Estate	64,464,736	56,945,475
FMRSM Diversified Mid Cap	713,376,219	800,438,295
Global Resources	162,203,599	220,327,086
Invesco Growth and Income	84,368,838	94,856,487
JPMorgan Emerging Markets Equity	92,261,823	154,368,076
Marsico Growth	310,110,999	350,670,016
MFS Total Return	$183,715,102	$236,606,243
MFS Utilities	174,515,043	194,020,011
Morgan Stanley Global Franchise	36,892,781	41,707,370
PIMCO Total Return Bond	214,301,553	800,679,731
Pioneer Mid Cap Value	344,635,278	389,258,572
T. Rowe Price Capital Appreciation	1,562,555,919	1,343,076,038
T. Rowe Price Equity Income	104,652,533	229,847,891
T. Rowe Price International Stock	55,160,660	66,491,680

U.S. government securities not included above were as follows:

	Purchases	Sales
Bond	$1,167,891,828	$1,169,500,450
MFS Total Return	141,537,165	128,731,092
PIMCO Total Return Bond	14,375,543,581	14,171,844,815
T. Rowe Price Capital Appreciation	—	8,672,428

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Bond and Clarion Global Real Estate have entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, an Arizona limited liability company, which is an indirect, wholly-owned subsidiary of ING U.S., Inc. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio at the following annual rates:

Portfolio	Fee
Bond
If the Portfolio has not invested all or substantially all of its assets in another investment company:
0.48% on the first $600 million;
0.44% on the next $400 million;
0.40% on the next $1 billion;
0.38% on the next $1 billion; and,
0.36% on assets over $3 billion
If the Portfolio invests all or substantially all of its assets in another investment company:
0.00% on all assets

Clarion Global Real Estate	0.80% of the first $250 million; 0.775% of the next $250 million; and, 0.70% of the amount in excess of $500 million

MFS Utilities and T. Rowe Price International Stock have entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreements compensate DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
MFS Utilities	0.60% of the first $1 billion; 0.55% of the next $500 million; 0.50% of the next $1 billion; 0.47% of the next $1 billion; 0.45% of the next $1 billion; 0.44% of the next $1 billion; 0.43% thereafter
T. Rowe Price International Stock	0.54% of the first $4 billion; 0.53% thereafter

Except for the above Portfolios, DSL, an indirect, wholly-owned subsidiary of ING U.S., Inc., provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

Under the Unified Agreement, DSL has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL is also responsible for providing or procuring, at DSL’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, and auditing. As compensation for its services under the Unified Agreement, the Trust pays DSL a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
BlackRock Health Sciences Opportunities	0.75% of the first $500 million; 0.70% of the amount in excess of $500 million
FMRSM Diversified Mid Cap	0.65% of the first $800 million; 0.60% of the next $700 million; 0.58% of the amount in excess of $1.5 billion
JPMorgan Emerging Markets Equity	1.25%
Liquid Assets(1)	0.35% of the first $200 million; 0.30% of the next $300 million; 0.25% of the amount in excess of $500 million
Marsico Growth	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; 0.70% of the amount in excess of $1.1 billion
MFS Total Return	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; 0.60% of the amount in excess of $1.1 billion
Morgan Stanley Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; 0.75% of the amount in excess of $500 million
PIMCO Total Return Bond	0.75% of the first $100 million; 0.65% of the next $100 million; 0.55% of the amount in excess of $200 million
Pioneer Mid Cap Value	0.64%
Global Resources, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Invesco Growth and Income(2)	0.75% first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; 0.60% of the amount in excess of $3.5 billion

(1)	The assets of Liquid Assets are aggregated with those of ING Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee.

(2)	The assets of these Portfolios are aggregated with those of ING Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee.

Each Investment Adviser has contractually agreed to waive a portion of the advisory fee for each of Clarion Global Real Estate1, Pioneer Mid Cap Value and T. Rowe Price Equity Income2. The waiver is calculated as follows, except for T. Rowe Price Equity Income:

Waiver = 50% X (former sub-advisory fee minus new sub-advisory fee)

For the period ended June 30, 2013, ING Investments or DSL waived $23,280, $0 and $7,914 for Clarion Global Real Estate, Pioneer Mid Cap Value and T. Rowe Price Equity Income, respectively. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue. The waivers will only renew if ING Investments or DSL elects to renew them.

(1)	ING Investments has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

(2)	DSL has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for T. Rowe Price Equity Income is based on the total aggregated savings in excess of $500,000 as a result of the sub-advisory fee schedule effective June 1, 2010 with respect to T. Rowe Price Equity Income and ING T. Rowe Price Growth Equity Portfolio, which is not in this book, and effective May 1, 2011 with respect to T. Rowe Price Equity Income, pro rata based on each Portfolio’s contribution to the amount saved.

IFS an indirect, wholly-owned subsidiary of ING U.S., Inc., acts as administrator and provides certain administrative and shareholder services necessary for Bond, Clarion Global Real Estate, MFS Utilities, and T. Rowe Price International Stock Portfolios’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Portfolio, except Bond, a fee at an annual rate of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

0.10% of each Portfolio’s average daily net assets. For Bond, IFS is entitled to receive a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets if the Portfolio has not invested all or substantially all of its assets in another investment company or 0.00% if the Portfolio invests all or substantially all of its assets in another investment company.

The Trust and the Investment Advisers have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the respective Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of the Portfolios are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser
BlackRock Health Sciences Opportunities	BlackRock Advisors, LLC
Bond	ING Investment Management Co. LLC*
Clarion Global Real Estate	CBRE Clarion Securities LLC
FMRSM Diversified Mid Cap	Fidelity Management & Research Company
Global Resources	ING Investment Management Co. LLC*
Invesco Van Kampen Growth & Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Liquid Assets	ING Investment Management Co. LLC*
Marsico Growth	Marsico Capital Management, LLC
MFS Total Return	Massachusetts Financial Services Company
MFS Utilities	Massachusetts Financial Services Company
Morgan Stanley Global Franchise	Morgan Stanley Investment Management, Inc.
PIMCO Total Return Bond	Pacific Investment Management Company LLC
Pioneer Mid Cap Value	Pioneer Investment Management, Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
MFS Utilities	1.45%	0.85%	1.10%	1.25%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

For Bond, ING Investments agrees to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to 0.99%. Additionally, pursuant to a side agreement, IID has agreed to waive a portion of its distribution fee for Bond so that the maximum operating expense ratio shall be 0.75%. This side agreement is not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

The Investment Advisers may at a later date recoup (unless otherwise stated above) from a Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Advisers of such waived and reimbursed fees are recognized in the accompanying Statements of Operations for each Portfolio in the period during which such waiver, reimbursement or recoupment occurs.

As of June 30, 2013, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — EXPENSE LIMITATION AGREEMENTS (continued)

	June 30,
	2014	2015	2016	Total
Bond	$—	$—	$1,047,343	$1,047,343
Clarion Global Real Estate	268,263	336,755	225,512	830,530
Pioneer Mid Cap Value	—	—	181,500	181,500

The expense limitation agreements are contractual and shall renew automatically for one-year terms unless: (i) ING Investments or DSL provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreements have been terminated.

NOTE 6 — DISTRIBUTION AND SERVICE FEES

Bond has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with IID. The Distribution Plan provides that Bond shall pay a 12b-1 distribution fee for distribution services, including payments to IID, at an annual rate not to exceed 0.35% of the average daily net assets.

The Trust has entered into a Shareholder Service Plan (the “Plan”) for Bond and each Portfolio that offers Class S and Class S2 shares. The agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Bond, Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Bond, Class S and Class S2. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board.

Each Portfolio that offers Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares so that the actual fee paid by Class ADV shares of a Portfolio is an annual rate of 0.35%. IID has also agreed to waive an additional 0.04% of the distribution fee attributable to Class ADV for PIMCO Total Return Bond. Termination or modification of these contractual waivers requires approval by the Board.

IID and DSL have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that Liquid Assets will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by DSL and/or IID, as applicable, within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of Liquid Assets on that day. Distribution and Servicing fees waived are not subject to recoupment. For the period ended June 30, 2013, IID and/or DSL waived $12,305, $1,094,072 and $547,376 for Classes I, S and S2 of Liquid Assets, respectively, of Distribution, Servicing and Advisory fees. Termination or modification of this contractual waiver requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the period ended June 30, 2013, Pioneer Mid Cap Value incurred $181,500 of proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed merger into ING Large Cap Value Portfolio. DSL reimbursed the Portfolio for these costs.

At June 30, 2013, the following indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	BlackRock Health Sciences Opportunities	12.41%
	Clarion Global Real Estate	31.87%
	FMRSM Diversified Mid Cap	24.64%
	Global Resources	20.73%
	Invesco Growth and Income	9.74%
	JPMorgan Emerging Markets Equity	11.16%
	Marsico Growth	6.54%
	MFS Total Return	15.56%
	MFS Utilities	12.02%
	Pioneer Mid Cap Value	15.10%
	T. Rowe Price Capital Appreciation	24.72%
	T. Rowe Price Equity Income	26.02%
	T. Rowe Price International Stock	8.88%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Portfolios	Percentage
ING National Trust	Clarion Global Real Estate	8.15%
	FMRSM Diversified Mid Cap	11.38%
	Liquid Assets	21.32%
	MFS Utilities	6.00%
	Morgan Stanley Global Franchise	8.63%
	PIMCO Total Return Bond	6.87%
	T. Rowe Price Capital Appreciation	10.90%
	T. Rowe Price Equity Income	11.70%
	T. Rowe Price International Stock	7.51%

ING USA Annuity and Life Insurance Company	BlackRock Health Sciences Opportunities	81.82%
	Bond	96.69%
	Clarion Global Real Estate	40.96%
	FMRSM Diversified Mid Cap	59.92%
	Global Resources	67.05%
	Invesco Growth and Income	80.95%
	JPMorgan Emerging Markets Equity	67.21%
	Liquid Assets	66.22%
	Marsico Growth	87.57%
	MFS Total Return	79.75%
	MFS Utilities	76.40%
	Morgan Stanley Global Franchise	89.99%
	PIMCO Total Return Bond	80.93%
	Pioneer Mid Cap Value	80.43%
	T. Rowe Price Capital Appreciation	56.96%
	T. Rowe Price Equity Income	47.56%
	T. Rowe Price International Stock	62.37%

ReliaStar Life Insurance Company	T. Rowe Price International Stock	14.15%

Security Life of Denver Insurance Company	Liquid Assets	6.37%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios. Therefore, because certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, those Portfolios are deemed to be affiliates of each other.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustee fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by the Investment Advisers until distribution in accordance with the Plan.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during period ended June 30, 2013 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Health Sciences Opportunities	6	$1,850,833	1.13%
Bond	4	495,000	1.10%
FMRSM Diversified Mid Cap	18	6,287,778	1.13%
Global Resources	13	1,053,077	1.11%
JPMorgan Emerging Markets Equity	20	10,046,750	1.10%
Liquid Assets	5	15,163,000	1.16%
MFS Total Return	3	1,376,667	1.14%
PIMCO Total Return Bond	2	16,480,000	1.14%
Pioneer Mid Cap Value	9	1,705,556	1.10%
T. Rowe Price International Stock(1)	2	1,275,000	1.15%

(1)	At December 31, 2012, T. Rowe Price International Stock had an outstanding balance of $610,000.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in written options on exchange-traded equities for BlackRock Health Sciences Opportunities during the period ended June 30, 2013 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/12	—	$—
Options Written	2,473	331,751
Options Terminated in Closing Purchase Transactions	(890)	(180,137)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

	USD Notional	Premiums Received
Options Exercised
Options Expired	(1,278)	$(126,818)
Balance at 06/30/13	305	$24,796

Transactions in purchased interest rate swaptions for Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	10,472,000	$781,735
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(10,472,000)	(781,735)
Options Exercised		—
Options Expired	—	—
Balance at 06/30/13	—	$—

Transactions in written interest rate swaptions for PIMCO Total Return Bond during the period ended June 30, 2013 were as follows:

	USD Notional	EUR Notional	Premiums Received
Balance at 12/31/12	668,000,000	6,300,000	$2,448,532
Options Written	1,133,700,000	81,800,000	3,258,930
Options Terminated in Closing Purchase Transactions	(13,400,000)	—	(16,415)
Options Exercised	—	—	—
Options Expired	(964,600,000)	(6,300,000)	(2,712,958)
Balance at 06/30/13	823,700,000	81,800,000	$2,978,089

Transactions in written swaptions on credit indices for PIMCO Total Return Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/12	—	$—
Options Written	22,200,000	14,570
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	$—
Options Expired	—	—
Balance at 6/30/12	22,200,000	$14,570

Transactions in written options on exchange-traded futures contracts for PIMCO Total Return Bond during the period ended June 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/12	—	$—
Options Written	766	329,490
Options Terminated in Closing Purchase Transactions	(95)	(24,275)
Options Exercised	—	—
Options Expired	(95)	(38,315)
Balance at 06/30/13	576	$266,900

Transactions in written options on currencies for PIMCO Total Return Bond during the period ended June 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/12	—	$—
Options Written	32,500,000	179,969
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	(16,400,000)	(49,200)
Balance at 06/30/13	16,100,000	$130,769

Transactions in written options on equities for T. Rowe Price Capital Appreciation during the period ended June 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/12	72,629	$10,794,966
Options Written	88,055	14,447,319
Options Terminated in Closing Purchase Transactions	(40,255)	(5,553,614)
Options Exercised	(21,174)	(3,476,418)
Options Expired	(23,848)	(3,148,602)
Balance at 06/30/13	75,407	$13,063,651

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Health Sciences Opportunities
Class ADV
6/30/2013	10,873	—	—	(3,256)	7,617	162,873	—	—	(45,879)	116,994
12/31/2012	4,443	—	183	(1,573)	3,053	54,098	—	2,217	(18,895)	37,420

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Health Sciences Opportunities (continued)
Class I
6/30/2013	257,102	—	—	(99,095)	158,007	3,869,911	—	—	(1,517,647)	2,352,264
12/31/2012	406,956	—	12,621	(274,722)	144,855	5,112,106	—	159,030	(3,451,903)	1,819,233
Class S
6/30/2013	2,844,057	—	—	(668,436)	2,175,621	43,726,094	—	—	(10,185,611)	33,540,483
12/31/2012	2,012,360	—	395,713	(2,714,302)	(306,229)	25,381,606	—	4,950,375	(34,073,083)	(3,741,102)
Class S2
6/30/2013	—	—	—	—	—	—	—	—	—	—
12/31/2012	—	—	—	—	—	—	—	—	—	—
Bond
6/30/2013	1,318,948	—	—	(4,734,006)	(3,415,058)	13,894,388	—	—	(49,464,103)	(35,569,715)
12/31/2012	3,944,739	—	2,394,092	(8,468,325)	(2,129,494)	41,544,180	—	24,443,682	(88,618,324)	(22,630,462)
Clarion Global Real Estate
Class ADV
6/30/2013	514,845	—	—	(36,674)	478,171	5,885,312	—	—	(414,240)	5,471,072
12/31/2012	435,956	—	4,748	(211,201)	229,503	4,369,527	—	47,578	(2,118,411)	2,298,694
Class I
6/30/2013	1,551,209	—	—	(591,493)	959,716	18,043,042	—	—	(6,860,380)	11,182,662
12/31/2012	2,300,517	—	73,739	(16,408,415)	(14,034,159)	23,349,753	—	751,402	(165,736,872)	(141,635,717)
Class S
6/30/2013	421,152	—	—	(1,323,898)	(902,746)	4,887,436	—	—	(15,367,140)	(10,479,704)
12/31/2012	952,611	—	88,255	(2,751,230)	(1,710,364)	9,596,547	—	895,792	(28,068,098)	(17,575,759)
Class S2
6/30/2013	1,456	—	—	(11,041)	(9,585)	16,922	—	—	(131,202)	(114,280)
12/31/2012	1,501	—	644	(32,131)	(29,986)	14,645	—	6,578	(324,948)	(303,725)
FMRSM Diversified Mid Cap
Class ADV
6/30/2013	203,050	—	—	(351,916)	(148,866)	3,345,075	—	—	(5,791,437)	(2,446,362)
12/31/2012	526,735	—	10,811	(883,075)	(345,529)	7,654,377	—	161,838	(12,882,826)	(5,066,611)
Class I
6/30/2013	364,274	—	—	(576,175)	(211,901)	6,103,114	—	—	(9,915,193)	(3,812,079)
12/31/2012	2,331,842	—	52,555	(1,986,015)	398,382	35,020,925	—	803,565	(30,110,497)	5,713,993
Class S
6/30/2013	957,861	—	—	(5,259,376)	(4,301,515)	15,800,830	—	—	(88,360,908)	(72,560,078)
12/31/2012	1,770,860	—	340,887	(13,698,407)	(11,586,660)	26,030,826	—	5,181,483	(202,408,503)	(171,196,194)
Class S2
6/30/2013	69,382	—	—	(329,579)	(260,197)	1,154,929	—	—	(5,520,117)	(4,365,188)
12/31/2012	270,921	—	20,778	(682,698)	(390,999)	3,992,647	—	313,950	(9,998,019)	(5,691,422)
Global Resources
Class ADV
6/30/2013	455,800	—	—	(757,331)	(301,531)	8,534,025	—	—	(14,103,547)	(5,569,522)
12/31/2012	1,751,332	—	41,997	(2,456,072)	(662,743)	33,656,507	—	710,167	(45,462,196)	(11,095,522)
Class I
6/30/2013	88,713	—	—	(383,293)	(294,580)	1,719,855	—	—	(7,390,460)	(5,670,605)
12/31/2012	150,151	—	20,681	(450,755)	(279,923)	2,856,259	—	361,508	(8,727,555)	(5,509,788)
Class S
6/30/2013	189,300	—	—	(3,221,252)	(3,031,952)	3,661,857	—	—	(61,923,648)	(58,261,791)
12/31/2012	978,364	—	289,458	(6,410,219)	(5,142,397)	18,341,338	—	5,030,775	(121,429,094)	(98,056,981)
Class S2
6/30/2013	3,351	—	—	(121,398)	(118,047)	64,620	—	—	(2,322,609)	(2,257,989)
12/31/2012	30,819	—	8,064	(155,942)	(117,059)	566,745	—	139,351	(2,943,958)	(2,237,862)
Invesco Growth and Income
Class ADV
6/30/2013	109,247	—	—	(78,098)	31,149	2,892,930	—	—	(2,084,704)	808,226
12/31/2012	56,451	—	6,355	(98,028)	(35,222)	1,253,705	—	138,551	(2,187,801)	(795,545)
Class I
6/30/2013	132,820	—	—	(119,845)	12,975	3,520,038	—	—	(2,990,600)	529,438
12/31/2012	468,113	—	10,352	(172,217)	306,248	10,566,565	—	225,886	(3,933,713)	6,858,738

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Growth and Income (continued)
Class S
6/30/2013	987,115	—	—	(1,632,926)	(645,811)	25,822,434	—	—	(42,720,884)	(16,898,450)
12/31/2012	1,468,554	—	404,883	(4,942,279)	(3,068,842)	32,406,574	—	8,879,081	(112,752,149)	(71,466,494)
Class S2
6/30/2013	11,295	—	—	(136,880)	(125,585)	301,380	—	—	(3,617,029)	(3,315,649)
12/31/2012	29,539	—	34,677	(278,409)	(214,193)	672,878	—	756,657	(6,260,552)	(4,831,017)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2013	271,387	—	—	(91,414)	179,973	5,329,097	—	—	(1,810,724)	3,518,373
12/31/2012	359,914	—	50,821	(257,708)	153,027	6,933,406	—	897,494	(4,853,471)	2,977,429
Class I
6/30/2013	1,038,128	—	—	(2,343,294)	(1,305,166)	21,128,436	—	—	(48,133,247)	(27,004,811)
12/31/2012	2,308,350	—	219,886	(6,708,729)	(4,180,493)	45,113,311	—	4,015,118	(129,822,579)	(80,694,150)
Class S
6/30/2013	1,050,018	—	—	(2,910,251)	(1,860,233)	21,358,725	—	—	(59,008,787)	(37,650,062)
12/31/2012	3,622,398	—	857,572	(5,031,851)	(551,881)	71,671,616	—	15,590,660	(97,290,068)	(10,027,792)
Class S2
6/30/2013	24,240	—	—	(120,479)	(96,239)	494,276	—	—	(2,430,790)	(1,936,514)
12/31/2012	44,114	—	37,009	(174,084)	(92,961)	850,828	—	666,913	(3,368,624)	(1,850,883)
Liquid Assets
Class I
6/30/2013	15,540,641	—	2,118	(24,864,607)	(9,321,848)	15,540,641	—	2,118	(24,864,607)	(9,321,848)
12/31/2012	35,209,851	—	109,384	(47,473,784)	(12,154,549)	35,209,852	—	109,384	(47,473,784)	(12,154,548)
Class S
6/30/2013	149,397,450	—	—	(213,585,175)	(64,187,725)	149,397,450	—	—	(213,585,175)	(64,187,725)
12/31/2012	261,388,077	—	64,213	(435,857,710)	(174,405,420)	261,388,076	—	64,213	(435,857,710)	(174,405,421)
Class S2
6/30/2013	51,645,782	—	—	(53,385,848)	(1,740,066)	51,645,782	—	—	(53,385,848)	(1,740,066)
12/31/2012	117,965,216	—	16,711	(77,190,859)	40,791,068	117,965,216	—	16,710	(77,190,859)	40,791,067
Marsico Growth
Class ADV
6/30/2013	55,164	—	—	(27,757)	27,407	1,151,860	—	—	(564,195)	587,665
12/31/2012	121,450	—	—	(94,374)	27,076	2,270,439	—	—	(1,772,617)	497,822
Class I
6/30/2013	101,906	—	—	(177,961)	(76,055)	2,181,233	—	—	(3,597,192)	(1,415,959)
12/31/2012	847,056	—	43,386	(8,203,866)	(7,313,424)	15,954,892	—	794,401	(156,794,170)	(140,044,877)
Class S
6/30/2013	148,833	—	—	(1,990,628)	(1,841,795)	3,135,046	—	—	(41,154,839)	(38,019,793)
12/31/2012	1,676,492	—	104,905	(5,577,407)	(3,796,010)	31,938,633	—	1,904,030	(103,797,570)	(69,954,907)
Class S2
6/30/2013	2,734	—	—	(87,629)	(84,895)	58,273	—	—	(1,794,319)	(1,736,046)
12/31/2012	16,859	—	2,318	(115,237)	(96,060)	310,099	—	41,792	(2,125,319)	(1,773,428)
MFS Total Return
Class ADV
6/30/2013	73,934	—	—	(20,660)	53,274	1,262,551	—	—	(348,553)	913,998
12/31/2012	144,767	—	9,292	(45,036)	109,023	2,262,102	—	141,329	(700,948)	1,702,483
Class I
6/30/2013	132,565	—	—	(472,675)	(340,110)	2,280,235	—	—	(8,127,137)	(5,846,902)
12/31/2012	192,725	—	191,703	(1,050,560)	(666,132)	3,023,740	—	2,933,055	(16,471,270)	(10,514,475)
Class S
6/30/2013	323,435	—	—	(2,990,373)	(2,666,938)	5,600,544	—	—	(51,352,957)	(45,752,413)
12/31/2012	1,094,635	—	1,142,573	(7,549,954)	(5,312,746)	17,042,448	—	17,504,220	(118,551,575)	(84,004,907)
Class S2
6/30/2013	6,824	—	—	(159,912)	(153,088)	117,293	—	—	(2,722,435)	(2,605,142)
12/31/2012	52,415	—	46,674	(257,405)	(158,316)	829,382	—	708,975	(3,996,945)	(2,458,588)
MFS Utilities
Class ADV
6/30/2013	470,553	—	—	(89,944)	380,609	7,613,490	—	—	(1,443,234)	6,170,256
12/31/2012	762,560	—	55,134	(189,114)	628,580	10,789,821	—	794,030	(2,712,883)	8,870,968

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MFS Utilities (continued)
Class I
6/30/2013	24,710	—	—	(53,244)	(28,534)	416,188	—	—	(884,329)	(468,141)
12/31/2012	73,680	—	10,968	(124,304)	(39,656)	1,036,202	—	160,346	(1,815,622)	(619,074)
Class S
6/30/2013	980,197	—	—	(2,797,444)	(1,817,247)	16,154,357	—	—	(45,120,739)	(28,966,382)
12/31/2012	1,712,668	—	1,180,170	(6,657,691)	(3,764,853)	24,080,890	—	17,181,916	(95,689,827)	(54,427,021)
Class S2
6/30/2013	12,990	—	—	(12,080)	910	202,981	—	—	(201,939)	1,042
12/31/2012	30,614	—	990	(5,665)	25,939	438,345	—	14,548	(82,357)	370,536
Morgan Stanley Global Franchise
Class ADV
6/30/2013	783,902	—	—	(72,627)	711,275	13,581,882	—	—	(1,292,956)	12,288,926
12/31/2012	959,709	—	77,945	(55,991)	981,663	15,265,911	—	1,176,192	(869,720)	15,572,383
Class S
6/30/2013	304,032	—	—	(1,221,586)	(917,554)	5,385,055	—	—	(21,708,987)	(16,323,932)
12/31/2012	1,549,591	—	1,516,022	(3,263,434)	(197,821)	24,841,853	—	23,498,335	(52,564,980)	(4,224,792)
Class S2
6/30/2013	7,332	—	—	(259,268)	(251,936)	129,846	—	—	(4,582,294)	(4,452,448)
12/31/2012	18,489	—	247,679	(517,444)	(251,276)	299,362	—	3,819,209	(8,372,128)	(4,253,557)
PIMCO Total Return Bond
Class ADV
6/30/2013	1,967,368	—	—	(605,848)	1,361,520	23,240,737	—	—	(7,044,157)	16,196,580
12/31/2012	4,616,302	—	429,960	(619,263)	4,426,999	53,673,791	—	4,953,133	(7,171,942)	51,454,982
Class I
6/30/2013	3,932,739	—	—	(12,693,997)	(8,761,258)	48,055,734	—	—	(154,948,301)	(106,892,567)
12/31/2012	27,362,128	—	994,835	(16,626,267)	11,730,696	329,727,276	—	11,858,435	(199,203,049)	142,382,662
Class S
6/30/2013	3,338,686	—	—	(33,481,701)	(30,143,015)	41,155,706	—	—	(408,181,917)	(367,026,211)
12/31/2012	30,620,743	—	8,161,430	(41,646,737)	(2,864,564)	370,146,333	—	97,365,854	(497,000,144)	(29,487,957)
Class S2
6/30/2013	91,696	—	—	(621,275)	(529,579)	1,111,565	—	—	(7,546,451)	(6,434,886)
12/31/2012	354,285	—	175,048	(889,678)	(360,345)	4,247,423	—	2,077,817	(10,607,370)	(4,282,130)
Pioneer Mid Cap Value
Class ADV
6/30/2013	34,971	—	—	(30,250)	4,721	428,479	—	—	(369,179)	59,300
12/31/2012	124,452	—	1,680	(181,381)	(55,249)	1,348,922	—	18,303	(1,952,509)	(585,284)
Class I
6/30/2013	73,729	—	—	(1,284,132)	(1,210,403)	916,741	—	—	(15,788,527)	(14,871,786)
12/31/2012	2,366,663	—	180,187	(9,525,701)	(6,978,851)	26,193,620	—	2,012,918	(107,054,467)	(78,847,929)
Class S
6/30/2013	250,671	—	—	(3,106,480)	(2,855,809)	3,033,115	—	—	(38,509,012)	(35,475,897)
12/31/2012	397,704	—	370,164	(7,436,363)	(6,668,495)	4,391,120	—	4,130,875	(82,474,603)	(73,952,608)
Class S2
6/30/2013	—	—	—	(1)	(1)	—	—	—	(8)	(8)
12/31/2012	15,840	—	16	(20,333)	(4,477)	171,328	—	176	(228,692)	(57,188)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2013	1,874,168	—	—	(100,999)	1,773,169	49,347,101	—	—	(2,640,694)	46,706,407
12/31/2012	2,542,253	—	302,270	(556,720)	2,287,803	61,296,203	—	7,120,810	(13,436,424)	54,980,589
Class I
6/30/2013	1,775,867	—	—	(1,136,702)	639,165	47,641,108	—	—	(30,616,225)	17,024,883
12/31/2012	8,185,457	—	1,047,761	(2,286,616)	6,946,602	200,527,293	—	25,343,473	(56,169,271)	169,701,495
Class S
6/30/2013	2,941,324	1,907,037	—	(6,167,569)	(1,319,208)	78,379,724	51,088,126	—	(166,232,202)	(36,764,352)
12/31/2012	7,616,297	—	6,147,047	(19,372,567)	(5,609,223)	187,258,453	—	147,933,114	(475,653,985)	(140,462,418)
Class S2
6/30/2013	108,667	—	—	(278,247)	(169,580)	2,906,628	—	—	(7,445,324)	(4,538,696)
12/31/2012	266,670	—	148,605	(382,383)	32,892	6,525,910	—	3,557,121	(9,365,567)	717,464

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Equity Income
Class ADV
6/30/2013	633,575	—	—	(231,029)	402,546	9,042,029	—	—	(3,273,152)	5,768,877
12/31/2012	1,038,174	—	58,873	(772,746)	324,301	12,875,025	—	756,283	(9,631,750)	3,999,558
Class I
6/30/2013	1,653,788	—	—	(7,562,621)	(5,908,833)	23,313,480	—	—	(107,848,980)	(84,535,500)
12/31/2012	3,632,985	—	609,870	(7,643,062)	(3,400,207)	45,294,708	—	7,918,295	(96,095,540)	(42,882,537)
Class S
6/30/2013	3,140,482	—	—	(4,997,331)	(1,856,849)	45,379,905	—	—	(72,007,870)	(26,627,965)
12/31/2012	3,782,841	—	1,412,845	(13,818,759)	(8,623,073)	46,326,592	—	18,354,905	(173,889,033)	(109,207,536)
Class S2
6/30/2013	361,901	—	—	(339,801)	22,100	5,229,118	—	—	(4,899,608)	329,510
12/31/2012	1,107,505	—	144,775	(647,700)	604,580	13,711,997	—	1,866,372	(8,116,169)	7,462,200
T. Rowe Price International Stock
Class ADV
6/30/2013	238,703	—	—	(27,026)	211,677	2,894,684	—	—	(328,085)	2,566,599
12/31/2012	306,158	—	93	(73,422)	232,829	3,333,741	—	957	(814,958)	2,519,740
Class I
6/30/2013	82,309	—	—	(222,004)	(139,695)	991,994	—	—	(2,691,364)	(1,699,370)
12/31/2012	329,535	—	28,145	(1,344,422)	(986,742)	3,597,142	—	288,488	(15,096,969)	(11,211,339)
Class S
6/30/2013	321,727	—	—	(1,391,854)	(1,070,127)	3,860,894	—	—	(16,803,730)	(12,942,836)
12/31/2012	1,681,489	—	45,579	(3,047,758)	(1,320,690)	18,537,857	—	465,814	(33,015,693)	(14,012,022)
Class S2
6/30/2013	—	—	—	—	—	—	—	—	—	—
12/31/2012	—	—	—	—	—	—	—	—	—	—

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

At June 30, 2013, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
BlackRock Health Sciences Opportunities	$5,208,768	$5,414,381
Bond	1,867,512	1,921,748
Clarion Global Real Estate	3,645,364	4,763,967
FMRSM Diversified Mid Cap	22,476,812	23,347,438
Global Resources	4,456,661	4,622,505
JPMorgan Emerging Markets Equity	29,907,578	31,091,385
Marsico Growth	7,272,722	7,424,383
MFS Total Return	8,674,769	9,002,307
Morgan Stanley Global Franchise	10,999,566	11,292,638
PIMCO Total Return Bond	11,821,577	12,453,210
Pioneer Mid Cap Value	3,438,253	3,546,697
T. Rowe Price Capital Appreciation	8,109,857	8,325,699
T. Rowe Price Equity Income	5,022,254	5,507,609
T. Rowe Price International Stock	2,652,361	2,783,472

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk—some more than others—and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Certain Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 13 — REORGANIZATIONS

On March 23, 2013, T. Rowe Capital Appreciation (“Acquiring Portfolio”) acquired all of the net assets of ING Oppenheimer Active Allocation Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on February 27, 2013. The purposes of the transaction were to combine two portfolios with comparable management. Shareholders of the Acquired Portfolio are expected to experience lower gross and net expenses as shareholders of Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income	$24,503,688
Net realized and unrealized loss on investments	$20,783,241
Net increase in net assets resulting from operations	$45,286,929

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 22, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards	Acquired Unrealized Appreciation (000s)	Portfolio Conversion Ratio
T. Rowe Capital Appreciation	ING Oppenheimer Active Allocation Portfolio	$51,088	$4,629,304	$—	$—	0.3360

The net assets of T. Rowe Capital Appreciation after the acquisition were $4,680,391,896.

NOTE 14 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. At June 30, 2013, T. Rowe Price Capital Appreciation had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unfunded Appreciation at 06/30/13*	Unfunded Depreciation at 06/30/13*
Charter Communications Operating LLC	$4,575,000	$—	$9,662
Dunkin Brands Inc.	3,000,000	4,568	—
HJ Heinz Co.	44,300,000	—	127,650
Telesat Canada Inc.	8,000,000	—	239,367
UPC Financing Partnership	7,975,000	—	24,224
Wendy’s International, Inc.	2,750,000	—	28,198
	$70,600,000	$4,568	$429,101

*	Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio’s Statement of Assets and Liabilities and Statement of Operations.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	Ordinary Income	Ordinary Income	Long-term Capital Gains
BlackRock Health Sciences Opportunities	$—	$1,660,285	$3,451,337
Bond	—	12,347,397	12,096,285
Clarion Global Real Estate	—	1,701,350	—
FMRSM Diversified Mid Cap	—	6,460,836	—
Global Resources	—	6,241,801	—
Invesco Growth and Income	—	10,000,175	—
JPMorgan Emerging Markets Equity	—	—	21,170,185
Liquid Assets	2,118	190,067	240
Marsico Growth	—	2,740,223	—
MFS Total Return	—	21,287,579	—
MFS Utilities	—	18,150,840	—
Morgan Stanley Global Franchise	—	7,337,952	21,155,784
PIMCO Total Return Bond	—	116,255,239	—
Pioneer Mid Cap Value	—	6,162,272	—
T. Rowe Price Capital Appreciation	—	67,390,742	116,563,776
T. Rowe Price Equity Income	—	28,895,855	—
T. Rowe Price International Stock	—	755,259	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Health Sciences Opportunities	$16,201,299	$8,528,323	$16,005,369	$—	—	—
Bond	7,075,761	38,995,133	6,246,638	—	—	—
Clarion Global Real Estate	17,342,933	—	72,296,057	(67,751,392)	Short-term	2016
				(138,763,608)	Short-term	2017
				(9,567,152)	Short-term	2018
				$(216,082,152)
FMRSM Diversified Mid Cap	2,073,705	4,333,666	79,008,548	—	—	—
Global Resources	6,525,337	—	12,214,138	(164,060,330)	Short-term	2017
				(2,742,001)	Short-term	None
				$(166,802,331)
Invesco Growth and Income	7,861,396	—	91,535,561	(17,430,401)	Short-term	2017
JPMorgan Emerging Markets Equity	7,119,805	17,424,485	207,344,823	—	—	—
Liquid Assets	192,245	1,680	—	—	—	—
Marsico Growth	4,261,062	—	53,190,130	(2,769,045)	Short-term	2016
				(51,567,144)	Short-term	2017
				$(54,336,189)
MFS Total Return	18,849,391	—	110,707,125	(4,287,662)	Short-term	2016
				(133,304,957)	Short-term	2017
				$(137,592,619)
MFS Utilities	—	—	61,372,349	(29,624,090)	Short-term	2017
				(12,034,981)	Short-term	2018
				$(41,659,071)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
Morgan Stanley Global Franchise	$10,175,243	$26,710,959	$80,504,457	$—	—	—
PIMCO Total Return Bond	106,790,055	32,654,042	197,171,759	—	—	—
Pioneer Mid Cap Value	1,090,013	—	36,884,189	(1,463,003)	Short-term	2016
				(138,590,943)	Short-term	2017
				$(140,053,946)
T. Rowe Price Capital Appreciation	141,422,465	189,313,986	402,378,924	—	—	—
T. Rowe Price Equity Income	4,832,973	1,163,986	179,314,791	(7,237,843)	Short-term	2015
				(2,390,465)	Short-term	2016
				(620,380)	Short-term	2017
				(162,382)	Short-term	2018
				$(10,411,070)*
T. Rowe Price International Stock	2,585,213	—	12,800,615	(40,316,112)	Short-term	2016
				(82,466,488)	Short-term	2017
				(608,466)	Short-term	None
				(8,129,586)	Long-term	None
				$(131,520,652)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — LITIGATION

On November 16, 2010, certain ING entities, (collectively, the “ING Entities”) received a subpoena for information regarding holdings of shares of Tribune Co. (“Tribune”) and a copy of an adversary complaint filed in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al., (the “Tribune Complaint”) as part of the Tribune Chapter 11 bankruptcy proceedings. The lawsuit arises out of a leveraged buyout transaction (the “LBO”) through which Tribune converted to a privately held company in 2007. The Tribune Complaint alleges, among other things, that: (i) certain parties engaged in misconduct in connection with a leverage buyout transaction (the “LBO”) by which Tribune converted to a privately held company in 2007; (ii) the LBO damaged Tribune; and (iii) the LBO ultimately forced Tribune to file for bankruptcy in December 2008. The Tribune Complaint seeks to recover payments made to beneficial owners in 2007 (“LBO Proceeds”) that occurred on or about June 4, 2007 and/or December 20, 2007, in connection with the LBO.

On September 24, 2012, T. Rowe Price Equity Income (the “Subject Portfolio”) was officially served as defendant in the action. The potential exposure of the Subject Portfolio in this action is the value of all shares sold in conjunction with the LBO transaction, and is $18,125,400.

In addition to the Tribune Complaint, various actions stemming from the same facts and circumstances underlying the Tribune Complaint were filed in multiple U.S. District Courts, including Deutsche Bank Trust Company Americas, et. al. v. Commonwealth of PA-PSERS, et. al (“Deutsche Bank PA Matter”) in the United States District Court for the Eastern District of Pennsylvania (“PA District Court”) which included the Subject Portfolio as a defendant. On December 19, 2011, these similar cases were consolidated and transferred to the Southern District of New York (“NY District Court”) (the “MDL Action”). It is expected that the Subject Portfolio will continue to be a defendant through the MDL Action. In addition, the Tribune Complaint was moved from the Bankruptcy Court to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 16 — LITIGATION (continued)

the jurisdiction of the New York District Court and will be dealt with in conjunction with the MDL Action for pre-trial purposes.

On November 6, 2012, the defendants in the MDL Action submitted a threshold motion to dismiss that, if granted, will dispose of the case against the ING Entities. The plaintiffs filed a motion in opposition to defendants’ motion to dismiss on December 21, 2012, and the defendants filed a reply on February 4, 2013. On May 23, 2013, Judge Sullivan heard oral arguments and took defendants’ motion to dismiss under advisement. Most recently, on June 3, 2013, defendants filed a motion for leave to file a supplemental memorandum in support of the motion to dismiss, which, as of June 4, was denied by the Court. The motion to dismiss is directly related to the MDL Action and does not include the Tribune Complaint noted above.

The Subject Portfolio believes the claims raised in the Complaint are without merit and intends to vigorously defend against the action.

NOTE 17 — RESTRUCTURING PLAN

The Investment Advisers, ING IM, the Administrator and the Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements, as applicable, for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and affiliated sub-advisory agreements, as applicable, prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of BlackRock Health Sciences Opportunities, Clarion Global Real Estate, FMRSM Diversified Mid Cap, Invesco Growth and Income, JPMorgan Emerging Markets Equity, Marsico Growth, MFS Total Return, MFS Utilities, Morgan Stanley Global Franchise, PIMCO Total Return Bond, Pioneer Mid Cap Value, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and T. Rowe Price International Stock approved new advisory agreements on April 22, 2013 and shareholders of Bond, Global Resources and Liquid Assets approved new advisory and affiliated sub-advisory agreements on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 17 — RESTRUCTURING PLAN (continued)

the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 18 — SUBSEQUENT EVENTS

On May 23, 2013, the Board approved a proposal to reorganize Pioneer Mid Cap Value with and into ING Large Cap Value Portfolio, which is not included in this report (the “Reorganization”). The proposed Reorganization is subject to approval by shareholders of Pioneer Mid Cap Value at a shareholder meeting scheduled to be held on or about August 22, 2013. The Portfolio will notify its shareholders if shareholder approval of the Reorganization is not obtained. If shareholder approval is obtained, it is expected that the Reorganization will take place on or about September 7, 2013.

On July 22, 2013, the Portfolios and the Investment Advises received exemptive relief from the SEC which permits the Investment Advisers, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Advisers or of another company that, indirectly or directly wholly owns the Investment Advisers. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

Dividends: Subsequent to June 30, 2013, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
BlackRock Health Sciences Opportunities
Class ADV	$0.0007	$0.7895	$0.4210	July 17, 2013	July 15, 2013
Class I	$0.0375	$0.7895	$0.4210	July 17, 2013	July 15, 2013
Class S	$0.0094	$0.7895	$0.4210	July 17, 2013	July 15, 2013
Bond	$0.1187	$0.0564	$0.9648	July 17, 2013	July 15, 2013

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Clarion Global Real Estate
Class ADV	$0.6175	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.6569	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.6283	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.6112	$—	$—	July 17, 2013	July 15, 2013

FMRSM Diversified Mid Cap
Class ADV	$0.0326	$—	$0.0681	July 17, 2013	July 15, 2013
Class I	$0.0326	$—	$0.0681	July 17, 2013	July 15, 2013
Class S	$0.0326	$—	$0.0681	July 17, 2013	July 15, 2013
Class S2	$0.0326	$—	$0.0681	July 17, 2013	July 15, 2013

Global Resources
Class ADV	$0.1168	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.2458	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.1885	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.1578	$—	$—	July 17, 2013	July 15, 2013

Invesco Growth and Income
Class ADV	$0.2944	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.4256	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.3609	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.3234	$—	$—	July 17, 2013	July 15, 2013

JPMorgan Emerging Markets Equity
Class ADV	$0.1245	$—	$0.4384	July 17, 2013	July 15, 2013
Class I	$0.2267	$—	$0.4384	July 17, 2013	July 15, 2013
Class S	$0.1730	$—	$0.4384	July 17, 2013	July 15, 2013
Class S2	$0.1434	$—	$0.4384	July 17, 2013	July 15, 2013

Liquid Assets
Class I	$—	$0.0001	$0.0000*	July 17, 2013	July 15, 2013
Class S	$—	$0.0001	$0.0000	July 17, 2013	July 15, 2013
Class S2	$—	$0.0001	$0.0000	July 17, 2013	July 15, 2013

Marsico Growth
Class ADV	$0.1299	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.2279	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.1723	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.1419	$—	$—	July 17, 2013	July 15, 2013
MFS Total Return
Class ADV	$0.3491	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.4197	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.3752	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.3503	$—	$—	July 17, 2013	July 15, 2013

Morgan Stanley Global Franchise
Class ADV	$0.3710	$0.0094	$0.9928	July 17, 2013	July 15, 2013
Class S	$0.3726	$0.0094	$0.9928	July 17, 2013	July 15, 2013
Class S2	$0.3436	$0.0094	$0.9928	July 17, 2013	July 15, 2013

PIMCO Total Return Bond
Class ADV	$0.3925	$—	$0.1257	July 17, 2013	July 15, 2013
Class I	$0.4427	$—	$0.1257	July 17, 2013	July 15, 2013
Class S	$0.4084	$—	$0.1257	July 17, 2013	July 15, 2013
Class S2	$0.3881	$—	$0.1257	July 17, 2013	July 15, 2013

Pioneer Mid Cap Value
Class ADV	$0.0243	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.0243	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.0243	$—	$—	July 17, 2013	July 15, 2013

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Capital Appreciation
Class ADV	$0.0995	$0.7166	$1.0924	July 17, 2013	July 15, 2013
Class I	$0.0995	$0.7166	$1.0924	July 17, 2013	July 15, 2013
Class S	$0.0995	$0.7166	$1.0924	July 17, 2013	July 15, 2013
Class S2	$0.0995	$0.7166	$1.0924	July 17, 2013	July 15, 2013

T. Rowe Price Equity Income
Class ADV	$0.0467	$—	$0.0113	July 17, 2013	July 15, 2013
Class I	$0.0467	$—	$0.0113	July 17, 2013	July 15, 2013
Class S	$0.0467	$—	$0.0113	July 17, 2013	July 15, 2013
Class S2	$0.0467	$—	$0.0113	July 17, 2013	July 15, 2013

T. Rowe Price International Stock
Class ADV	$0.1237	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.1649	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.1334	$—	$—	July 17, 2013	July 15, 2013

*    Rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Health Care	95.8%
Consumer Staples	1.0%
Consumer Discretionary	0.9%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 0.9%
161,300		Service Corp. International	$2,908,239	0.9

		Consumer Staples: 1.0%
44,300		CVS Caremark Corp.	2,533,074	0.8
146,600		Other Securities	660,287	0.2
			3,193,361	1.0

		Health Care: 95.8%
218,000		AbbVie, Inc.	9,012,120	2.8
158,513	@, L	Acadia Pharmaceuticals, Inc.	2,877,011	0.9
83,700	@	Acorda Therapeutics, Inc.	2,761,263	0.9
18,300	@	Actavis, Inc.	2,309,826	0.7
80,014		Aetna, Inc.	5,084,090	1.6
75,600	@	Alkermes PLC	2,168,208	0.7
27,318		Allergan, Inc.	2,301,268	0.7
83,369	@	Alnylam Pharmaceuticals, Inc.	2,585,273	0.8
129,719		Amgen, Inc.	12,798,077	4.0
80,800		Baxter International, Inc.	5,597,016	1.7
38,500		Bayer AG	4,099,097	1.3
43,900		Becton Dickinson & Co.	4,338,637	1.3
17,600	@	Biogen Idec, Inc.	3,787,520	1.2
354,800	@	Boston Scientific Corp.	3,288,996	1.0
221,600		Bristol-Myers Squibb Co.	9,903,304	3.1
77,100	@	CareFusion Corp.	2,841,135	0.9
104,812	@	Celgene Corp.	12,253,571	3.8
29,400	@	Cerner Corp.	2,825,046	0.9
59,200		Cigna Corp.	4,291,408	1.3
43,700		Cooper Cos., Inc.	5,202,485	1.6
55,310	@	Covidien PLC	3,475,680	1.1
65,400		Densply International, Inc.	2,678,784	0.8

COMMON STOCK: (continued)
		Health Care: (continued)
126,600		Eli Lilly & Co.	$6,218,592	1.9
43,866	@	Express Scripts Holding Co.	2,706,094	0.8
191,060	@	Gilead Sciences, Inc.	9,784,183	3.0
117,400		HCA Holdings, Inc.	4,233,444	1.3
89,900	@	ICON PLC	3,185,157	1.0
50,500	@	Illumina, Inc.	3,779,420	1.2
167,800		Johnson & Johnson	14,407,308	4.5
34,531		McKesson Corp.	3,953,799	1.2
136,988		Medtronic, Inc.	7,050,772	2.2
154,100		Merck & Co., Inc.	7,157,945	2.2
168,800		Novartis AG	11,956,196	3.7
32,800	@, X	Onyx Pharmaceuticals, Inc.	3,936,000	1.2
465,530		Pfizer, Inc.	13,039,495	4.1
20,775	@	Regeneron Pharmaceuticals, Inc.	4,671,882	1.5
38,900		Roche Holding AG — Genusschein	9,654,877	3.0
92,800		Sanofi	9,593,666	3.0
140,355	@	Seattle Genetics, Inc.	4,415,568	1.4
53,400	@	Sirona Dental Systems, Inc.	3,517,992	1.1
100,700		Stryker Corp.	6,513,276	2.0
31,000		Teleflex, Inc.	2,402,190	0.7
34,200		Thermo Fisher Scientific, Inc.	2,894,346	0.9
102,775		UnitedHealth Group, Inc.	6,729,707	2.1
118,000		Universal Health Services, Inc.	7,901,280	2.5
37,500	@	Valeant Pharmaceuticals International	3,228,000	1.0
49,220	@	Vertex Pharmaceuticals, Inc.	3,931,201	1.2
34,432	@	Waters Corp.	3,444,922	1.1
3,180,805		Other Securities(a)	41,370,507	12.9
			308,157,634	95.8

		Total Common Stock
		(Cost $272,922,092)	314,259,234	97.7

WARRANTS: 0.0%
		Health Care: 0.0%
133,228		Other Securities	173	0.0

		Total Warrants
		(Cost $—)	173	0.0

		Total Long-Term Investments
		(Cost $272,922,092)	314,259,407	97.7

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc(1): 1.7%
1,285,917	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,285,932, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,311,635, due 12/01/17–06/01/43)	$1,285,917	0.4
1,285,917	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,285,943, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,311,635, due 06/01/17–03/01/48)	1,285,917	0.4
1,285,917	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,285,943, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,311,635, due 07/01/32–07/01/43)	1,285,917	0.4
270,713	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $270,715, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $276,134, due 01/15/25–02/15/43)	270,713	0.1
1,285,917	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,285,934, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,311,635, due 12/04/13–08/27/32)	1,285,917	0.4
		5,414,381	1.7

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Affiliated Investment Companies: 3.3%
10,725,313	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,725,313)	$10,725,313	3.3

	Total Short-Term Investments
	(Cost $16,139,694)	16,139,694	5.0

	Total Investments in Securities (Cost $289,061,786)	$330,399,101	102.7
	Liabilities in Excess of Other Assets	(8,838,909)	(2.7)
	Net Assets	$321,560,192	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $289,344,442.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$45,211,010
Gross Unrealized Depreciation	(4,156,351)
Net Unrealized Appreciation	$41,054,659

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$2,908,239	$—	$—	$2,908,239
Consumer Staples	3,193,361	—	—	3,193,361
Health Care	262,214,452	45,534,956	408,226	308,157,634
Total Common Stock	268,316,052	45,534,956	408,226	314,259,234
Warrants	—	173	—	173
Short-Term Investments	10,725,313	5,414,381	—	16,139,694
Total Investments, at fair value	$279,041,365	$50,949,510	$408,226	$330,399,101
Other Financial Instruments+
Forward Foreign Currency Contracts	—	782,539	—	782,539
Total Assets	$279,041,365	$51,732,049	$408,226	$331,181,640
Liabilities Table
Other Financial Instruments+
Written Options	$(20,246)	$—	$—	$(20,246)
Forward Foreign Currency Contracts	—	(69,384)	—	(69,384)
Total Liabilities	$(20,246)	$(69,384)	$—	$(89,630)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$9,950,540	$80,055,273	$(79,280,500)	$—	$10,725,313	$2,876	$—	$—
	$9,950,540	$80,055,273	$(79,280,500)	$—	$10,725,313	$2,876	$—	$—

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Swiss Franc	1,930,318	Buy	07/17/13	$2,039,324	$2,043,887	$4,563
Bank of America	Swiss Franc	1,403,624	Buy	07/17/13	1,482,574	1,486,205	3,631
JPMorgan Chase & Co.	EU Euro	488,228	Buy	07/17/13	634,993	635,540	547
JPMorgan Chase & Co.	EU Euro	170,000	Buy	07/17/13	223,137	221,293	(1,844)
Citigroup, Inc.	Danish Krone	73,047	Buy	07/17/13	12,721	12,749	28
Citigroup, Inc.	Japanese Yen	378,659,817	Buy	07/17/13	3,725,170	3,818,125	92,955
Citigroup, Inc.	Danish Krone	585,196	Buy	07/17/13	102,713	102,142	(571)
Citigroup, Inc.	Danish Krone	84,684	Buy	07/17/13	14,827	14,781	(46)
Deutsche Bank AG	EU Euro	1,326,655	Buy	07/17/13	1,725,104	1,726,943	1,839

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	495,000	Buy	07/17/13	$651,149	$644,355	$(6,794)
Deutsche Bank AG	EU Euro	214,495	Buy	07/17/13	276,375	279,214	2,839
Deutsche Bank AG	Danish Krone	1,389,499	Buy	07/17/13	244,570	242,529	(2,041)
Goldman Sachs & Co.	Swiss Franc	1,748,257	Buy	07/17/13	1,872,351	1,851,115	(21,236)
UBS Warburg LLC	Swiss Franc	415,000	Buy	07/17/13	444,857	439,417	(5,440)
							$68,430

Barclays Bank PLC	EU Euro	69,000	Sell	07/17/13	$90,515	$89,819	$696
JPMorgan Chase & Co.	EU Euro	59,378	Sell	07/17/13	76,492	77,294	(802)
Citigroup, Inc.	Japanese Yen	473,064	Sell	07/17/13	4,777	4,770	7
Citigroup, Inc.	Danish Krone	160,483	Sell	07/17/13	27,988	28,011	(23)
Citigroup, Inc.	EU Euro	105,000	Sell	07/17/13	136,103	136,681	(578)
Citigroup, Inc.	Danish Krone	163,140	Sell	07/17/13	28,308	28,475	(167)
Citigroup, Inc.	EU Euro	168,711	Sell	07/17/13	218,114	219,616	(1,502)
Citigroup, Inc.	Swiss Franc	210,052	Sell	07/17/13	223,729	222,411	1,318
Citigroup, Inc.	Japanese Yen	13,081,328	Sell	07/17/13	131,878	131,903	(25)
Citigroup, Inc.	Australian Dollar	471,955	Sell	07/17/13	495,601	431,136	64,465
Citigroup, Inc.	EU Euro	9,192,153	Sell	07/17/13	12,077,404	11,965,677	111,727
Citigroup, Inc.	Japanese Yen	500,128,985	Sell	07/17/13	5,042,985	5,042,929	56
Credit Suisse Group AG	Swiss Franc	944,417	Sell	07/17/13	1,021,390	999,981	21,409
Deutsche Bank AG	EU Euro	2,565,000	Sell	07/17/13	3,321,770	3,338,931	(17,161)
Deutsche Bank AG	Swiss Franc	227,190	Sell	07/17/13	236,545	240,556	(4,011)
Deutsche Bank AG	Swiss Franc	140,314	Sell	07/17/13	145,104	148,570	(3,466)
Deutsche Bank AG	Danish Krone	66,761	Sell	07/17/13	11,540	11,652	(112)
Deutsche Bank AG	EU Euro	315,085	Sell	07/17/13	412,729	410,155	2,574
Deutsche Bank AG	Swiss Franc	343,879	Sell	07/17/13	370,902	364,111	6,791
Deutsche Bank AG	Japanese Yen	9,874,916	Sell	07/17/13	100,926	99,571	1,355
Deutsche Bank AG	Japanese Yen	2,555,592	Sell	07/17/13	26,109	25,769	340
Deutsche Bank AG	Swiss Franc	310,000	Sell	07/17/13	334,955	328,239	6,716
Deutsche Bank AG	Japanese Yen	29,723,041	Sell	07/17/13	298,711	299,705	(994)
Deutsche Bank AG	EU Euro	233,897	Sell	07/17/13	305,877	304,470	1,407
Deutsche Bank AG	Japanese Yen	61,451,086	Sell	07/17/13	625,774	619,628	6,146
Deutsche Bank AG	Swiss Franc	79,082	Sell	07/17/13	84,937	83,735	1,202
Deutsche Bank AG	Canadian Dollar	169,465	Sell	07/17/13	167,647	161,075	6,572
Goldman Sachs & Co.	EU Euro	130,000	Sell	07/17/13	170,232	169,225	1,007
Goldman Sachs & Co.	EU Euro	133,000	Sell	07/17/13	175,816	173,130	2,686
Goldman Sachs & Co.	Japanese Yen	13,464,000	Sell	07/17/13	135,682	135,761	(79)
Goldman Sachs & Co.	Japanese Yen	30,111,000	Sell	07/17/13	307,403	303,618	3,785
Goldman Sachs & Co.	Swiss Franc	135,788	Sell	07/17/13	146,129	143,776	2,353
Deutsche Bank AG	Japanese Yen	2,335,209	Sell	07/17/13	22,790	23,547	(757)
Royal Bank of Scotland Group PLC	EU Euro	91,000	Sell	07/17/13	118,642	118,458	184
Royal Bank of Scotland Group PLC	Swiss Franc	146,780	Sell	07/17/13	153,923	155,415	(1,492)
Royal Bank of Scotland Group PLC	EU Euro	151,000	Sell	07/17/13	198,217	196,560	1,657
Royal Bank of Scotland Group PLC	Japanese Yen	35,927,000	Sell	07/17/13	363,673	362,261	1,412
Royal Bank of Scotland Group PLC	Australian Dollar	24,094	Sell	07/17/13	24,629	22,010	2,619
Royal Bank of Scotland Group PLC	Swiss Franc	466,297	Sell	07/17/13	500,383	493,732	6,651
Royal Bank of Scotland Group PLC	Danish Krone	366,041	Sell	07/17/13	64,070	63,890	180
Royal Bank of Scotland Group PLC	Swiss Franc	19,534,716	Sell	07/17/13	21,054,538	20,684,024	370,514
UBS Warburg LLC	Swiss Franc	335,546	Sell	07/17/13	355,045	355,288	(243)
UBS Warburg LLC	Swiss Franc	2,095,000	Sell	07/17/13	2,253,405	2,218,257	35,148
UBS Warburg LLC	EU Euro	100,000	Sell	07/17/13	132,154	130,172	1,982
UBS Warburg LLC	Danish Krone	7,822,495	Sell	07/17/13	1,378,549	1,365,371	13,178
							$644,725

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING BlackRock Health Sciences Opportunities Portfolio Written Options Open on June 30, 2013:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Call on Gilead Sciences, Inc.	52.50	07/20/13	89	$8,218	$(8,366)
Put on Halozyme Therapeutics, Inc.	7.50	07/20/13	108	6,908	(4,320)
Put on Halozyme Therapeutics, Inc.	7.50	08/17/13	108	9,670	(7,560)
				$24,796	$(20,246)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$782,539
Total Asset Derivatives		$782,539
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$69,384
Equity contracts	Written options, at fair value	20,246
Total Liability Derivatives		$89,630

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Written Options	Total
Equity contracts	$—	$203,153	$203,153
Foreign exchange contracts	(117,029)	—	(117,029)
Total	$(117,029)	$203,153	$86,124

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Written Options	Total
Equity contracts	$—	$4,550	$4,550
Foreign exchange contracts	1,249,243	—	1,249,243
Total	$1,249,243	$4,550	$1,253,793

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Bank of America	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Royal Bank of Scotland Group PLC	UBS Warburg LLC	Totals
Assets:
Forward foreign currency contracts	$8,194	$696	$270,556	$21,409	$37,781	$9,831	$547	$383,217	$50,308	$782,539
Total Assets	$8,194	$696	$270,556	$21,409	$37,781	$9,831	$547	$383,217	$50,308	$782,539
Liabilities:
Forward foreign currency contracts	$—	$—	$2,912	$—	$35,336	$21,315	$2,646	$1,492	$5,683	$69,384
Total Liabilities	$—	$—	$2,912	$—	$35,336	$21,315	$2,646	$1,492	$5,683	$69,384
Net OTC derivative instruments by counterparty, at fair value	$8,194	$696	$267,644	$21,409	$2,445	$(11,484)	$(2,099)	$381,725	$44,625	$713,155
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$8,194	$696	$267,644	$21,409	$2,445	$(11,484)	$(2,099)	$381,725	$44,625	$713,155

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

U.S. Government Agency Obligations	32.0%
Corporate Bonds/Notes	25.3%
U.S. Treasury Obligations	19.4%
Collateralized Mortgage Obligations	17.8%
Affiliated Mutual Funds	12.2%
Asset-Backed Securities	8.4%
Preferred Stock	0.7%
Liabilities in Excess of Other Assets*	(15.8)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 25.3%
		Consumer Discretionary: 1.8%
600,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	$609,000	0.1
304,000	#	COX Communications, Inc., 4.500%, 06/30/43	262,922	0.1
1,792,000		DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., 2.400%, 03/15/17	1,801,718	0.4
642,000		DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., 5.150%, 03/15/42	575,314	0.2
205,000	#	DISH DBS Corp., 4.250%, 04/01/18	201,925	0.0
394,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	363,731	0.1
425,000	#	Viacom, Inc., 4.375%, 03/15/43	362,269	0.1
750,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	821,250	0.2
2,481,000		Other Securities	2,365,749	0.6
			7,363,878	1.8

		Consumer Staples: 0.5%
750,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	789,375	0.2
1,115,000		Other Securities	1,137,849	0.3
			1,927,224	0.5

		Energy: 3.4%
1,755,000		Energy Transfer Partners L.P., 4.650%–6.050%, 06/01/21–06/01/41	1,804,882	0.4
1,592,000		Phillips 66, 2.950%–4.300%, 05/01/17–04/01/22	1,645,227	0.4

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
372,000	#, L	Reliance Industries Ltd., 5.875%, 12/31/49	$326,430	0.1
1,420,000		Transocean, Inc., 2.500%–3.800%, 10/15/17–10/15/22	1,389,519	0.3
9,040,000		Other Securities(a)	8,936,893	2.2
			14,102,951	3.4

		Financials: 11.2%
1,451,000		American International Group, Inc., 5.850%–8.175%, 01/16/18–05/15/58	1,694,960	0.4
1,220,000		Bank of America Corp., 3.300%–5.200%, 01/11/23–12/29/49	1,153,867	0.3
3,524,000		Citigroup, Inc., 1.300%–5.950%, 04/01/16–12/29/49	3,474,180	0.9
736,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	949,794	0.2
496,000		ERP Operating L.P., 3.000%, 04/15/23	456,501	0.1
667,000		Fifth Third Bancorp., 1.450%, 02/28/18	644,813	0.1
750,000		Fifth Third Bancorp, 5.100%, 12/31/49	710,625	0.2
2,244,000		General Electric Capital Corp., 3.150%–7.125%, 10/17/16–12/15/49	2,313,219	0.6
1,770,000		Goldman Sachs Group, Inc., 2.375%–6.750%, 01/22/18–10/01/37	1,789,437	0.4
505,000	#	HBOS PLC, 6.750%, 05/21/18	537,052	0.1
1,096,000	#	HSBC Bank PLC, 1.500%, 05/15/18	1,057,021	0.3
2,140,000		Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	2,140,000	0.5
3,311,000		JPMorgan Chase & Co., 1.625%–5.400%, 05/15/18–05/29/49	3,214,400	0.8
499,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	484,135	0.1
2,210,000		Morgan Stanley, 2.125%–5.500%, 03/22/17–05/22/23	2,202,994	0.5
463,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	450,473	0.1
493,000	#	Simon Property Group L.P., 1.500%, 02/01/18	475,201	0.1

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
938,000	#	Standard Chartered PLC, 3.950%, 01/11/23	$873,763	0.2
21,695,000		Other Securities(a)	21,779,354	5.3
			46,401,789	11.2

		Health Care: 1.9%
750,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	765,000	0.2
507,000	#	Zoetis, Inc., 1.875%, 02/01/18	496,689	0.1
709,000	#	Zoetis, Inc., 3.250%, 02/01/23	674,593	0.2
253,000	#	Zoetis, Inc., 4.700%, 02/01/43	237,440	0.0
5,826,000		Other Securities	5,739,774	1.4
			7,913,496	1.9

		Industrials: 1.2%
376,000	#	Barrick Gold Corp., 2.500%, 05/01/18	337,667	0.1
527,000	#	Barrick Gold Corp., 4.100%, 05/01/23	440,885	0.1
681,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	677,679	0.1
429,000	#	Turlock Corp., 2.750%, 11/02/22	401,910	0.1
3,137,000		Other Securities	3,202,211	0.8
			5,060,352	1.2

		Information Technology: 1.5%
2,030,000		EMC Corp./MA, 1.875%–3.375%, 06/01/18–06/01/23	2,003,564	0.5
1,725,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,723,875	0.4
2,676,000		Other Securities	2,392,364	0.6
			6,119,803	1.5

		Materials: 1.5%
968,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	944,377	0.2
300,000	#	Ashland, Inc., 4.750%, 08/15/22	297,750	0.1
649,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	617,701	0.2
598,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	541,995	0.1
488,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	475,343	0.1
750,000	#	Sealed Air Corp., 8.375%, 09/15/21	851,250	0.2
815,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	740,906	0.2

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
289,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	$280,117	0.0
1,788,000		Other Securities	1,690,482	0.4
			6,439,921	1.5

		Telecommunication Services: 0.9%
3,786,000		Other Securities	3,743,870	0.9

		Utilities: 1.4%
5,910,000		Other Securities	5,837,418	1.4

		Total Corporate Bonds/Notes
		(Cost $108,920,094)	104,910,702	25.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.8%
1,047,850		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	800,137	0.2
913,261		Banc of America Funding Corp., 6.000%, 08/25/37	810,897	0.2
1,121,757	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	1,121,757	0.3
370,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	367,363	0.1
644,275		Banc of America Mortgage Securities, Inc., 5.500%, 09/25/35	639,655	0.1
718,098		Bear Stearns ARM Trust 2006-2, 2.726%, 07/25/36	571,551	0.2
830,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	837,538	0.2
460,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	490,522	0.1
454,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.615%, 04/15/40	459,139	0.1
1,118,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	1,097,110	0.3
779,116		Citigroup Mortgage Loan Trust, Inc., 3.027%, 09/25/37	621,816	0.1
1,670,000	#	Citigroup Commercial Mortgage Trust, 5.615%, 04/15/40	1,704,131	0.4
2,533,313		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37–06/25/37	2,111,959	0.5
3,451,060	ˆ	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	354,249	0.1

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,146,386	ˆ	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	$356,600	0.1
4,546,104	ˆ	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	532,500	0.1
14,576,488	ˆ	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	1,873,586	0.5
10,860,000	#, ˆ	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	538,971	0.1
4,420,550		Countrywide Alternative Loan Trust, 0.313%, 06/25/36	3,039,371	0.7
914,772		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	835,404	0.2
460,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	469,300	0.1
777,458	ˆ	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	170,548	0.0
3,499,704		First Horizon Alternative Mortgage Securities, 0.493%–6.250%, 05/25/36–02/25/37	2,845,950	0.7
770,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	774,627	0.2
642,727	#	Fosse Master Issuer PLC, 1.677%, 10/18/54	649,306	0.2
2,000,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	2,064,393	0.5
700,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	705,488	0.2
2,000,000	#	Greenwich Capital Commercial Funding Corp., 5.567%, 01/05/36	2,031,339	0.5
350,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	353,148	0.1
3,010,988	#, ˆ	GS Mortgage Securities Corp. II, 1.907%, 08/10/44	234,565	0.1
301,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	295,654	0.1
3,514,198	ˆ	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	495,513	0.1

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
490,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	$469,465	0.1
2,871,525		GSR Mortgage Loan Trust, 5.500%–6.250%, 05/25/36–01/25/37	2,555,671	0.6
362,972		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	301,457	0.1
10,963,817	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	1,228,098	0.3
4,700,000	#, ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	133,920	0.0
2,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	1,997,224	0.5
540,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	547,702	0.1
1,366,384		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	1,148,737	0.3
456,776		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	394,093	0.1
1,540,110		JP Morgan Mortgage Trust, 6.500%, 08/25/36	1,381,107	0.3
1,160,408		JP Morgan Chase Commercial Mortgage Securities Corp., 4.903%-5.836%, 06/12/41–10/15/42	1,192,944	0.3
2,500,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	2,552,215	0.6
190,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	210,671	0.0
7,123,578	#, ˆ	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	210,858	0.1
310,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	307,553	0.1
450,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.081%, 06/15/38	418,899	0.1
460,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	456,594	0.1
29,984,657	#, ˆ	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	598,526	0.2
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.560%, 10/15/36	1,419,918	0.3
1,270,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	993,166	0.2

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
840,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	$791,670	0.2
1,820,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	1,868,712	0.4
4,589,179	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	353,370	0.1
4,509,424	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	466,390	0.1
2,727,127	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	317,837	0.1
170,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	164,570	0.0
160,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	159,961	0.0
990,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	1,005,844	0.3
600,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	602,808	0.2
510,000		Morgan Stanley Capital I, 5.073%, 08/13/42	535,293	0.1
530,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	512,419	0.1
510,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	481,163	0.1
698,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	738,801	0.2
2,037,147		Morgan Stanley Mortgage Loan Trust 2005-7, 5.500%, 11/25/35	1,730,866	0.4
580,000	#	Morgan Stanley Reremic Trust, 5.391%, 12/17/43	586,812	0.1
580,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	624,022	0.1
370,000	#	RBSCF Trust, 5.305%, 01/16/49	372,638	0.1
2,500,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	2,539,247	0.6
558,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	560,820	0.2
470,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	473,282	0.1
830,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	864,159	0.2
1,370,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	1,448,369	0.3

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
446,385		WaMu Mortgage Pass Through Certificates, 5.703%, 10/25/36	$351,767	0.1
1,806,402		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%–6.000%, 10/25/35–11/25/35	1,570,245	0.4
1,675,417		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	1,480,764	0.4
1,005,125		Wells Fargo Mortgage Backed Securities Trust, 5.592%, 04/25/36	961,312	0.2
3,177,750	#, ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	389,168	0.1
3,499,142		Other Securities	3,363,286	0.8

		Total Collateralized Mortgage Obligations
		(Cost $73,850,583)	74,088,500	17.8

ASSET-BACKED SECURITIES: 8.4%
		Automobile Asset-Backed Securities: 0.2%
250,000	#	Motor PLC, 1.286%, 02/25/20	250,705	0.0
800,000		Other Securities	795,354	0.2
			1,046,059	0.2

		Credit Card Asset-Backed Securities: 0.6%
1,000,000	#	Cards II Trust, 0.643%, 09/15/17	1,003,006	0.3
1,300,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	1,309,580	0.3
			2,312,586	0.6

		Home Equity Asset-Backed Securities: 0.4%
3,029,552		GSAA Trust, 0.253%–0.283%, 10/25/36–12/25/36	1,512,789	0.4

		Other Asset-Backed Securities: 7.2%
732,368	#	Aimco CDO, 0.526%, 10/20/19	718,048	0.2
700,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	699,712	0.2
500,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	484,970	0.1
500,000	#	Apidos CDO II, 1.076%, 12/21/18	473,767	0.1
700,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	701,735	0.2
450,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	440,328	0.1
946,100	#	Ares VR CLO Ltd., 2.174%, 02/24/18	915,608	0.2
484,818	#	ARES X CLO Ltd., 2.273%, 09/18/17	484,368	0.1

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
835,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	$806,036	0.2
750,000	#	Atrium IV, 1.024%, 06/08/19	723,191	0.2
625,000	#	Babson CLO, Inc. 2005-III, 0.675%, 11/10/19	595,237	0.1
405,213	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	403,187	0.1
1,220,908	#	Black Diamond CLO Ltd., 0.622%, 06/20/17	1,207,632	0.3
250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 1.776%, 01/21/21	247,360	0.1
624,558	#	Castle Garden Funding, 0.535%, 10/27/20	617,891	0.2
800,000	#	Castle Garden Funding, 6.560%, 10/27/20	856,620	0.2
900,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	855,365	0.2
875,000	#	Clydesdale CLO 2005 Ltd, 0.727%, 12/06/17	856,405	0.2
550,000	#	Eaton Vance CDO IX Ltd., 0.926%, 04/20/19	511,850	0.1
650,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	647,995	0.1
751,694	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	746,858	0.2
1,750,000	#	Emporia Preferred Funding, 0.777%, 10/18/18	1,659,334	0.4
525,000	#	Fraser Sullivan CLO II Ltd., 0.672%, 12/20/20	497,153	0.1
135,019	#	Galaxy CLO Ltd, 0.728%, 04/17/17	134,989	0.0
1,225,000	#	Gulf Stream — Compass CLO 2005-I Ltd, 2.175%, 05/15/17	1,192,187	0.3
350,000	#	Gulf Stream — Compass CLO 2007-I Ltd., 2.276%, 10/28/19	336,634	0.1
865,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	823,600	0.2
1,550,000	#	Gulf Stream — Sextant CLO Ltd., 0.614%, 08/21/20	1,522,320	0.3
1,275,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	1,255,869	0.3
480,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	468,263	0.1
354,046	#	Katonah VI Ltd., 2.472%, 09/20/16	354,358	0.1

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,075,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	$1,038,395	0.3
869,485	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	854,266	0.2
350,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	349,932	0.1
575,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	574,917	0.1
408,119	#	Mesa West Capital CDO Ltd., 0.453%, 02/25/47	392,815	0.1
625,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	607,856	0.2
500,000	#	Oak Hill Credit Partners IV Ltd, 1.974%, 05/17/21	474,919	0.1
500,000	#	Stanfield Veyron CLO Ltd., 0.677%, 07/15/18	481,664	0.1
800,000	#	Stanfield Veyron CLO Ltd., 0.957%, 07/15/18	759,298	0.2
525,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	504,454	0.1
140,286	#	Whitney CLO Ltd., 0.725%, 03/01/17	140,215	0.0
425,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	424,963	0.1
1,100,000		Other Securities	1,085,250	0.3
			29,927,814	7.2

		Total Asset-Backed Securities
		(Cost $34,555,980)	34,799,248	8.4

U.S. TREASURY OBLIGATIONS: 19.4%
		Treasury Inflation Indexed Protected Securities: 1.8%
7,621,105		0.125%, due 01/15/22	7,463,622	1.8

		U.S. Treasury Bonds: 2.7%
4,366,000		1.750%, due 05/15/23	4,086,646	1.0
2,720,000		2.000%, due 02/15/22	2,659,012	0.6
4,736,000		3.125%, due 02/15/43	4,427,421	1.1
			11,173,079	2.7

		U.S. Treasury Notes: 14.9%
2,367,000		0.250%, due 05/31/15	2,362,701	0.6
12,563,000		0.375%, due 06/30/15	12,566,430	3.0
14,533,000		0.500%, due 06/15/16	14,469,985	3.5
28,428,000		1.375%, due 06/30/18	28,402,472	6.8
1,609,000		1.375%, due 05/31/20	1,551,868	0.4
2,553,000		1.875%, due 06/30/20	2,542,129	0.6
172,000		1.000%–1.125%, due 05/31/18-04/30/20	168,669	0.0
			62,064,254	14.9
		Total U.S. Treasury Obligations
		(Cost $81,243,336)	80,700,955	19.4

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.0%
		Federal Home Loan Mortgage Corporation: 11.0%##
26,223,000	W	3.500%, due 01/15/42	$26,493,425	6.4
4,761,177		3.500%, due 08/01/42	4,830,819	1.1
8,466,521	ˆ	4.500%, due 12/15/40	1,642,568	0.4
11,082,588	ˆ	5.500%, due 12/15/18	881,291	0.2
7,456,699		6.500%, due 03/15/42	8,647,447	2.1
5,680,550	ˆ	23.861%, due 01/15/36	3,229,795	0.8
			45,725,345	11.0

		Federal National Mortgage Association: 19.1%##
6,700,000	W	2.500%, due 05/25/27	6,726,172	1.6
2,795,000	W	3.000%, due 05/25/27	2,869,679	0.7
31,301,000	W	3.000%, due 05/25/42	30,420,658	7.3
5,710,653		3.500%, due 08/01/42	5,806,681	1.4
1,897,914		3.500%, due 08/01/42	1,929,828	0.5
2,757,000	W	4.000%, due 02/25/39	2,872,988	0.7
1,043,674		4.000%, due 08/01/42	1,088,021	0.3
3,106,993		4.000%, due 08/01/42	3,248,752	0.8
1,706,592		4.000%, due 08/01/42	1,784,457	0.4
3,159,000	W	4.500%, due 08/01/39	3,337,681	0.8
1,860,655		5.000%, due 02/01/35	2,013,178	0.5
11,275,968		5.000%, due 12/01/36	12,140,316	2.9
11,749,964	ˆ	5.000%, due 04/25/42	2,609,002	0.6
2,221,430		6.000%, due 01/01/38	2,469,497	0.6
			79,316,910	19.1

		Government National Mortgage Association: 1.9%
2,244,456		4.000%, due 10/20/42	2,361,507	0.6
2,000,000		4.500%, due 05/20/39	2,208,292	0.5
7,648,035	ˆ	4.500%, due 05/20/40	1,100,764	0.3
11,190,392	ˆ	5.000%, due 03/20/40	2,084,501	0.5
			7,755,064	1.9

		Total U.S. Government Agency Obligations
		(Cost $133,439,620)	132,797,319	32.0

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 0.7%
		Financials: 0.7%
123,530		Other Securities	2,996,923	0.7

		Total Preferred Stock
		(Cost $3,088,250)	2,996,923	0.7

INVESTMENT COMPANIES: 12.2%
		Affiliated Investment Companies: 12.2%
848,148		ING Emerging Markets Corporate Debt Fund — Class P	8,260,961	2.0
2,075,512		ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	19,468,301	4.7
1,097,561		ING Emerging Markets Local Currency Debt Fund — Class P	10,075,610	2.4

INVESTMENT COMPANIES: (continued)
		Affiliated Investment Companies: (continued)
1,119,048		ING Investment Grade Credit Fund — Class P	$11,593,333	2.8
128,485		Other Securities	1,040,727	0.3

		Total Investment Companies
		(Cost $53,217,379)	50,438,932	12.2

		Total Long-Term Investments
		(Cost $488,315,242)	480,732,579	115.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
		Commercial Paper: 1.8%
700,000		American Electric, 0.250%, 07/11/13	699,947	0.2
2,800,000		Dominion Resources Inc., 0.280%, 07/24/13	2,799,477	0.7
4,000,000		Kinder Morgan, 0.300%, 07/24/13	3,999,200	0.9
			7,498,624	1.8

		Securities Lending Collateralcc(1): 0.5%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17–06/01/43)	1,000,000	0.3
921,748		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $921,759, collateralized by various U.S. Government Agency Obligations, 2.000%–9.500%, Market Value plus accrued interest $940,183, due 04/01/14–01/01/52)	921,748	0.2
			1,921,748	0.5

		Total Short-Term Investments
		(Cost $9,420,372)	9,420,372	2.3

		Total Investments in Securities (Cost $497,735,614)	$490,152,951	118.1
		Liabilities in Excess of Other Assets	(75,074,360)	(18.1)
		Net Assets	$415,078,591	100.0

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $498,150,308.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,459,223
Gross Unrealized Depreciation	(11,456,580)
Net Unrealized Depreciation	$(7,997,357)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Preferred Stock	$2,996,923	$—	$—	$2,996,923
Corporate Bonds/Notes	—	102,770,702	2,140,000	104,910,702
Collateralized Mortgage Obligations	—	72,966,743	1,121,757	74,088,500
Short-Term Investments	—	9,420,372	—	9,420,372
U.S. Treasury Obligations	—	80,700,955	—	80,700,955
Investment Companies	50,438,932	—	—	50,438,932
U.S. Government Agency Obligations	—	132,797,319	—	132,797,319
Asset-Backed Securities	—	34,406,433	392,815	34,799,248
Total Investments, at fair value	$53,435,855	$433,062,524	$3,654,572	$490,152,951
Other Financial Instruments+
Futures	655,513	—	—	655,513
Forward Foreign Currency Contracts	—	749,162	—	749,162
Total Assets	$54,091,368	$433,811,686	$3,654,572	$491,557,626
Liabilities Table
Other Financial Instruments+
Futures	$(35,460)	$—	$—	$(35,460)
Forward Foreign Currency Contracts	—	(563,330)	—	(563,330)
Total Liabilities	$(35,460)	$(563,330)	$—	$(598,790)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$12,813,197	$—	$(3,768,231)	$(784,005)	$8,260,961	$308,813	$206,770	$—
ING Emerging Markets Hard Currency Debt Fund — Class P	21,606,078	—	—	(2,137,777)	19,468,301	530,916	—	—
ING Emerging Markets Local Currency Debt Fund — Class P	23,943,000	—	(12,024,390)	(1,843,000)	10,075,610	682,410	300,609	—
ING High Yield Bond Fund — Class P	—	1,060,000	—	(19,273)	1,040,727	1,970	—	—
ING Investment Grade Credit Fund — Class P	—	11,750,000	—	(156,667)	11,593,333	—	—	—
	$58,362,275	$12,810,000	$(15,792,621)	$(4,940,722)	$50,438,932	$1,524,109	$507,379	$—

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Brazilian Real	3,372,670	Buy	07/12/13	$1,642,001	$1,507,973	$(134,028)
Citigroup, Inc.	Indonesian Rupiah	11,172,384,748	Buy	08/23/13	1,068,923	1,118,724	49,801
Citigroup, Inc.	Singapore Dollar	340,250	Buy	08/23/13	272,814	268,465	(4,349)
Citigroup, Inc.	Czech Koruna	4,186,059	Buy	08/23/13	211,535	209,509	(2,026)
Citigroup, Inc.	EU Euro	395,812	Buy	07/12/13	520,037	515,228	(4,809)
Deutsche Bank AG	Chinese Offshore Yuan	2,526,686	Buy	01/14/14	405,262	405,967	705
Deutsche Bank AG	Chinese Yuan	6,954,096	Buy	08/09/13	1,104,000	1,129,163	25,163
Deutsche Bank AG	Chinese Yuan	6,152,169	Buy	08/09/13	977,000	998,951	21,951
Deutsche Bank AG	Colombian Peso	1,094,368,372	Buy	07/12/13	591,001	568,869	(22,132)
Deutsche Bank AG	EU Euro	178,087	Buy	07/12/13	234,519	231,816	(2,703)
Deutsche Bank AG	Chinese Yuan	1,573,739	Buy	08/09/13	254,001	255,534	1,533
Deutsche Bank AG	Philippine Peso	103,570,741	Buy	07/12/13	2,541,613	2,397,128	(144,485)
Deutsche Bank AG	Colombian Peso	1,919,933,000	Buy	07/12/13	1,046,000	998,010	(47,990)
Deutsche Bank AG	Chinese Offshore Yuan	825,467	Buy	01/14/14	133,001	132,629	(372)
HSBC	Chinese Offshore Yuan	7,247,847	Buy	01/14/14	1,151,000	1,164,525	13,525
HSBC	Philippine Peso	9,322,383	Buy	07/12/13	226,001	215,765	(10,236)
HSBC	Polish Zloty	1,938,892	Buy	08/23/13	589,000	581,562	(7,438)
JPMorgan Chase & Co.	Chilean Peso	125,503,868	Buy	07/12/13	257,001	246,581	(10,420)
JPMorgan Chase & Co.	EU Euro	38,075	Buy	07/12/13	49,001	49,563	562
							$(277,748)

Barclays Bank PLC	Turkish Lira	1,872,162	Sell	08/23/13	$976,678	$962,531	$14,147
Barclays Bank PLC	Thai Baht	24,145,241	Sell	08/23/13	775,128	776,283	(1,155)
Barclays Bank PLC	Indian Rupee	16,553,862	Sell	08/23/13	288,811	275,938	12,873
Barclays Bank PLC	Romanian New Leu	111,927	Sell	08/23/13	32,512	32,437	75
Citigroup, Inc.	Polish Zloty	4,237,442	Sell	08/23/13	1,293,409	1,271,002	22,407
Citigroup, Inc.	EU Euro	178,087	Sell	07/12/13	232,456	231,816	640
Citigroup, Inc.	EU Euro	474,925	Sell	07/12/13	620,000	618,209	1,791
Citigroup, Inc.	Philippine Peso	32,251,750	Sell	07/12/13	790,000	746,462	43,538
Citigroup, Inc.	Colombian Peso	2,608,500,000	Sell	07/12/13	1,410,000	1,355,937	54,063
Deutsche Bank AG	South African Rand	8,854,677	Sell	08/23/13	866,492	888,796	(22,304)
Deutsche Bank AG	Malaysian Ringgit	3,394,857	Sell	08/23/13	1,076,741	1,070,677	6,064
Deutsche Bank AG	Peruvian Nuevo Sol	1,227,858	Sell	08/23/13	443,751	439,300	4,451
Deutsche Bank AG	South Korean Won	182,193,790	Sell	08/23/13	162,152	159,111	3,041
Deutsche Bank AG	Mexican Peso	12,960,956	Sell	08/23/13	1,005,505	995,455	10,050
Deutsche Bank AG	Brazilian Real	6,072,126	Sell	07/12/13	2,975,074	2,714,941	260,133
Deutsche Bank AG	Hungarian Forint	163,460,506	Sell	09/20/13	716,033	715,574	459
Deutsche Bank AG	Philippine Peso	50,296,400	Sell	07/12/13	1,232,000	1,164,102	67,898
Deutsche Bank AG	Philippine Peso	35,966,400	Sell	07/12/13	885,000	832,437	52,563
Deutsche Bank AG	Colombian Peso	1,518,293,540	Sell	07/12/13	835,517	789,232	46,285
Deutsche Bank AG	Chinese Yuan	19,800,000	Sell	08/09/13	3,149,606	3,215,002	(65,396)
Deutsche Bank AG	Chinese Offshore Yuan	10,600,000	Sell	01/14/14	1,681,606	1,703,121	(21,515)
Goldman Sachs & Co.	Chilean Peso	125,002,012	Sell	07/12/13	262,747	245,595	17,152

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Indonesian Rupiah	11,172,384,748	Sell	08/23/13	$1,071,486	$1,118,724	$(47,238)
JPMorgan Chase & Co.	Indonesian Rupiah	11,172,384,748	Sell	08/23/13	1,103,991	1,118,725	(14,734)
JPMorgan Chase & Co.	Russian Ruble	38,930,553	Sell	08/23/13	1,191,758	1,173,466	18,292
							$463,580

ING Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	176	09/30/13	$38,720,000	$(33,479)
U.S. Treasury 5-Year Note	27	09/30/13	3,268,266	(1,981)
U.S. Treasury Long Bond	2	09/19/13	271,688	182
			$42,259,954	$(35,278)
Short Contracts
U.S. Treasury 10-Year Note	(202)	09/19/13	(25,565,625)	566,775
U.S. Treasury Ultra Long Bond	(15)	09/19/13	(2,209,688)	88,556
			$(27,775,313)	$655,331

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$749,162
Interest rate contracts	Net Assets — Unrealized appreciation*	655,513
Total Asset Derivatives		$1,404,675
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$563,330
Interest rate contracts	Net Assets — Unrealized depreciation*	35,460
Total Liability Derivatives		$598,790

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(1,293)	$(1,293)
Foreign exchange contracts	—	(397,995)	—	—	(397,995)
Interest rate contracts	(189,019)	—	1,172,739	—	983,720
Total	$(189,019)	$(397,995)	$1,172,739	$(1,293)	$584,432

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(30,929)	$(30,929)
Foreign exchange contracts	—	698,787	—	—	698,787
Interest rate contracts	171,878	—	218,885	—	390,763
Total	$171,878	$698,787	$218,885	$(30,929)	$1,058,621

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$27,095	$172,240	$500,296	$17,152	$13,525	$18,854	$749,162
Total Assets	$27,095	$172,240	$500,296	$17,152	$13,525	$18,854	$749,162
Liabilities:
Forward foreign currency contracts	$1,155	$145,212	$326,897	$—	$17,674	$72,392	$563,330
Total Liabilities	$1,155	$145,212	$326,897	$—	$17,674	$72,392	$563,330
Net OTC derivative instruments by counterparty, at fair value	$25,940	$27,028	$173,399	$17,152	$(4,149)	$(53,538)	$185,832
Total collateral pledged by Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$25,940	$27,028	$173,399	$17,152	$(4,149)	$(53,538)	$185,832

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

United States	46.4%
Japan	17.3%
Hong Kong	8.1%
Australia	8.0%
United Kingdom	5.2%
Singapore	5.0%
France	4.9%
Canada	1.1%
Sweden	0.8%
Germany	0.8%
Countries between 0.1%-0.4%ˆ	1.1%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 4 countries, which each represents 0.1%–0.4% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Australia: 8.0%
3,627,519		Dexus Property Group	$3,537,567	1.2
1,029,900		Federation Centres Ltd	2,232,130	0.7
850,484		Goodman Group	3,781,243	1.2
2,163,311		Mirvac Group	3,167,094	1.0
523,845		Westfield Group	5,486,580	1.8
1,592,652		Westfield Retail Trust	4,504,179	1.5
597,608		Other Securities	1,780,406	0.6
			24,489,199	8.0

		Brazil: 0.1%
19,000		Other Securities	204,361	0.1

		Canada: 1.1%
105,400		Other Securities	3,410,292	1.1

		China: 0.3%
320,700		Other Securities	834,927	0.3

		France: 4.9%
86,083		Klepierre	3,392,461	1.1
37,654		Unibail-Rodamco SE	8,769,767	2.9
45,103		Other Securities(a)	2,899,538	0.9
			15,061,766	4.9

		Germany: 0.8%
49,000		Other Securities(a)	2,318,995	0.8

COMMON STOCK: (continued)
		Hong Kong: 8.1%
267,959		Cheung Kong Holdings Ltd.	$3,613,273	1.2
553,513		Hongkong Land Holdings Ltd.	3,789,876	1.2
839,600		Link Real Estate Investment Trust	4,120,487	1.4
329,200		Sun Hung Kai Properties Ltd.	4,227,601	1.4
413,392		Wharf Holdings Ltd.	3,450,342	1.1
2,531,851		Other Securities	5,508,007	1.8
			24,709,586	8.1

		Japan: 17.3%
28,717		Daito Trust Construction Co., Ltd.	2,705,708	0.9
463		Japan Real Estate Investment Corp.	5,172,062	1.7
1,858		Japan Retail Fund Investment Corp.	3,881,634	1.3
486,819		Mitsubishi Estate Co., Ltd.	12,961,010	4.2
370,982		Mitsui Fudosan Co., Ltd.	10,906,889	3.6
192	L	Nippon Building Fund, Inc.	2,223,649	0.7
141,900		Sumitomo Realty & Development Co., Ltd.	5,655,296	1.8
493,739		Other Securities	9,443,826	3.1
			52,950,074	17.3

		Netherlands: 0.3%
23,337		Other Securities	856,615	0.3

		Singapore: 5.0%
2,648,000	L	CapitaCommercial Trust	3,054,745	1.0
1,369,380		CapitaLand Ltd.	3,308,397	1.1
1,432,179		CapitaMall Trust	2,247,396	0.7
1,715,500		Global Logistic Properties Ltd.	3,710,746	1.2
2,873,500		Other Securities(a)	3,098,836	1.0
			15,420,120	5.0

		Sweden: 0.8%
180,800		Other Securities	2,333,548	0.8

		Switzerland: 0.4%
13,762		Other Securities	1,191,818	0.4

		United Kingdom: 5.2%
318,290		Great Portland Estates PLC	2,568,797	0.8
328,717		Hammerson PLC	2,437,344	0.8
448,455		Land Securities Group PLC	6,023,118	2.0
729,127		Other Securities	4,993,498	1.6
			16,022,757	5.2

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: 46.4%
32,625	AvalonBay Communities, Inc.	$4,401,439	1.5
57,900	Boston Properties, Inc.	6,106,713	2.0
57,900	BRE Properties, Inc.	2,896,158	1.0
188,400	DDR Corp.	3,136,860	1.0
107,200	Douglas Emmett, Inc.	2,674,640	0.9
217,500	Duke Realty Corp.	3,390,825	1.1
111,700	Equity Residential	6,485,302	2.1
296,582	General Growth Properties, Inc.	5,893,084	1.9
93,600	HCP, Inc.	4,253,184	1.4
87,200	Health Care Real Estate Investment Trust, Inc.	5,845,016	1.9
474,121	Host Hotels & Resorts, Inc.	7,998,421	2.6
76,400	Kilroy Realty Corp.	4,049,964	1.3
215,200	Kimco Realty Corp.	4,611,736	1.5
103,100	Liberty Property Trust	3,810,576	1.3
90,865	Macerich Co.	5,540,039	1.8
62,000	Post Properties, Inc.	3,068,380	1.0
179,727	ProLogis, Inc.	6,779,303	2.2
29,294	Public Storage, Inc.	4,491,649	1.5
77,251	Simon Property Group, Inc.	12,199,478	4.0
67,100	SL Green Realty Corp.	5,917,549	2.0
37,900	Taubman Centers, Inc.	2,848,185	0.9
188,475	UDR, Inc.	4,804,228	1.6
57,170	Ventas, Inc.	3,971,028	1.3
52,331	Vornado Realty Trust	4,335,623	1.4
1,031,640	Other Securities	22,021,081	7.2
		141,530,461	46.4

	Total Common Stock (Cost $202,630,762)	301,334,519	98.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 1.6%
1,131,443	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $1,131,454, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $1,154,076, due 07/03/13–05/15/37)	1,131,443	0.3

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
238,195	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $238,198, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $242,959, due 07/05/13–08/15/21)	$238,195	0.1
1,131,443	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,131,457, collateralized by various U.S. Government Agency Obligations, 1.370%–7.900%, Market Value plus accrued interest $1,154,096, due 05/01/15–01/01/47)	1,131,443	0.4
1,131,443	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,131,457, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $1,154,072, due 06/01/18–04/01/43)	1,131,443	0.4
1,131,443	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,131,458, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,154,072, due 12/04/13–08/27/32)	1,131,443	0.4
		4,763,967	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,635,582	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,635,582)	1,635,582	0.5

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments (Cost $6,399,549)	$6,399,549	2.1

	Total Investments in Securities (Cost $209,030,311)	$307,734,068	100.8
	Liabilities in Excess of Other Assets	(2,570,759)	(0.8)
	Net Assets	$305,163,309	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $243,647,929.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$86,255,430
Gross Unrealized Depreciation	(22,169,291)
Net Unrealized Appreciation	$64,086,139

REIT Diversification	Percentage of Net Assets
Retail REITs	25.4%
Diversified Real Estate Activities	16.0
Office REITs	13.5
Diversified REITs	11.2
Residential REITs	8.6
Specialized REITs	8.1
Real Estate Operating Companies	5.3
Industrial REITs	4.0
Hotels, Resorts & Cruise Lines	3.8
Real Estate Development	2.8
Assets in Excess of Other Liabilities*	1.3
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$24,489,199	$—	$24,489,199
Brazil	204,361	—	—	204,361
Canada	3,410,292	—	—	3,410,292
China	—	834,927	—	834,927
France	—	15,061,766	—	15,061,766
Germany	1,650,483	668,512	—	2,318,995
Hong Kong	—	24,709,586	—	24,709,586
Japan	—	52,950,074	—	52,950,074
Netherlands	856,615	—	—	856,615
Singapore	—	15,420,120	—	15,420,120
Sweden	—	2,333,548	—	2,333,548
Switzerland	1,191,818	—	—	1,191,818
United Kingdom	655,380	15,367,377	—	16,022,757
United States	141,530,461	—	—	141,530,461
Total Common Stock	149,499,410	151,835,109	—	301,334,519
Short-Term Investments	1,635,582	4,763,967	—	6,399,549
Total Investments, at fair value	$151,134,992	$156,599,076	$—	$307,734,068

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Information Technology	22.5%
Consumer Discretionary	21.0%
Financials	16.6%
Industrials	15.6%
Health Care	9.0%
Materials	5.5%
Consumer Staples	4.9%
Energy	3.9%
Utilities	0.5%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.2%
		Consumer Discretionary: 21.0%
172,830		Cheesecake Factory	$7,239,849	0.7
173,977	@	Delphi Automotive PLC	8,818,894	0.8
130,190	@	Discovery Communications, Inc. — Class A	10,051,970	0.9
279,517	@	Grand Canyon Education, Inc.	9,008,833	0.8
394,031		H&R Block, Inc.	10,934,360	1.0
234,118		HSN, Inc.	12,576,819	1.1
199,945	@	Jarden Corp.	8,747,594	0.8
206,983		Johnson Controls, Inc.	7,407,922	0.7
152,989		Lithia Motors, Inc.	8,155,844	0.7
219,716	@	Tenneco, Inc.	9,948,740	0.9
207,567		Time Warner, Inc.	12,001,524	1.1
69,757		Whirlpool Corp.	7,977,410	0.7
5,244,896		Other Securities(a)	119,171,034	10.8
			232,040,793	21.0

		Consumer Staples: 4.9%
500,995		Archer-Daniels-Midland Co.	16,988,741	1.5
453,921		Kroger Co.	15,678,431	1.4
2,759,984		Other Securities(a)	21,428,186	2.0
			54,095,358	4.9

		Energy: 3.9%
1,166,395		Other Securities	43,000,907	3.9

		Financials: 16.3%
37,698		Blackrock, Inc.	9,682,731	0.9
174,054		Equifax, Inc.	10,257,002	0.9

COMMON STOCK: (continued)
		Financials: (continued)
1,044,362		Huntington Bancshares, Inc.	$8,229,572	0.7
300,502	@	Invesco Ltd.	9,555,964	0.9
69,092		Jones Lang LaSalle, Inc.	6,297,045	0.6
340,190		SEI Investments Co.	9,671,602	0.9
6,714,272		Other Securities(a)	126,492,760	11.4
			180,186,676	16.3

		Health Care: 9.0%
981,215	@	Boston Scientific Corp.	9,095,863	0.8
96,861		Stryker Corp.	6,264,970	0.6
79,857		Thermo Fisher Scientific, Inc.	6,758,298	0.6
143,950	@	United Therapeutics Corp.	9,474,789	0.9
1,961,089		Other Securities	67,352,777	6.1
			98,946,697	9.0

		Industrials: 15.6%
108,878		Carlisle Cos., Inc.	6,784,188	0.6
200,898		Con-way, Inc.	7,826,986	0.7
83,953		Dun & Bradstreet Corp.	8,181,220	0.8
118,990		Fluor Corp.	7,057,297	0.6
344,222	@	Hertz Global Holdings, Inc.	8,536,706	0.8
185,620	@	Ingersoll-Rand PLC — Class A	10,305,622	0.9
202,245		Manpower, Inc.	11,083,026	1.0
819,789		Southwest Airlines Co.	10,567,080	1.0
3,130,877		Other Securities	101,978,233	9.2
			172,320,358	15.6

		Information Technology: 22.5%
55,205	@	Alliance Data Systems Corp.	9,993,761	0.9
193,096	@	Arrow Electronics, Inc.	7,694,876	0.7
363,200	@	Electronic Arts, Inc.	8,342,704	0.7
196,959		Fidelity National Information Services, Inc.	8,437,724	0.8
142,850	@	Fiserv, Inc.	12,486,518	1.1
155,409	@	FleetCor Technologies, Inc.	12,634,752	1.1
949,479	@	Flextronics International Ltd.	7,348,967	0.7
514,014	@, L	Freescale Semiconductor Holdings Ltd.	6,964,890	0.6
140,207		Intuit, Inc.	8,556,833	0.8
329,966	@	Juniper Networks, Inc.	6,371,643	0.6
145,976	@	Lam Research Corp.	6,472,576	0.6
430,931		Mentor Graphics Corp.	8,424,701	0.7
134,335	@	NeuStar, Inc.	6,539,428	0.6
450,587		Nvidia Corp.	6,321,736	0.6
350,818	@	Skyworks Solutions, Inc.	7,679,406	0.7

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
212,586	@	TE Connectivity Ltd.	$9,681,166	0.9
6,327,605		Other Securities(a)	114,501,403	10.4
			248,453,084	22.5

		Materials: 5.5%
169,763		International Paper Co.	7,522,199	0.7
105,636	@	LyondellBasell Industries NV Class A	6,999,441	0.6
2,920,819		Other Securities(a)	46,728,280	4.2
			61,249,920	5.5

		Utilities: 0.5%
328,654		Other Securities	5,745,863	0.5

		Total Common Stock (Cost $967,644,043)	1,096,039,656	99.2

PREFERRED STOCK: 0.3%
		Financials: 0.3%
1,100	#, @, P	Ally Financial, Inc.	1,045,584	0.1
61,456		Other Securities	1,600,929	0.2

		Total Preferred Stock (Cost $2,077,970)	2,646,513	0.3

WARRANTS: 0.0%
		Energy: 0.0%
110,085		Other Securities(a)	18,380	0.0

		Total Warrants (Cost $—)	18,380	0.0

		Total Long-Term Investments (Cost $969,722,013)	1,098,704,549	99.5

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc(1): 2.1%
5,545,022		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $5,545,127, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $5,655,922, due 07/15/13–05/01/51)	5,545,022	0.5

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
5,545,022		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $5,545,086, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $5,655,922, due 12/01/17–06/01/43)	$5,545,022	0.5
5,545,022		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $5,545,136, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $5,655,922, due 06/01/17–03/01/48)	5,545,022	0.5
5,545,022		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $5,545,136, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $5,655,922, due 07/01/32–07/01/43)	5,545,022	0.5
1,167,350		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $1,167,361, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $1,190,727, due 01/15/25–02/15/43)	1,167,350	0.1
			23,347,438	2.1

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.1%
23,590,924	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $23,590,924)	$23,590,924	2.1

	Total Short-Term Investments (Cost $46,938,362)	$46,938,362	4.2

	Total Investments in Securities (Cost $1,016,660,375)	$1,145,642,911	103.7
	Liabilities in Excess of Other Assets	(40,729,139)	(3.7)
	Net Assets	$1,104,913,772	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,021,669,506.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$148,456,763
Gross Unrealized Depreciation	(24,483,358)
Net Unrealized Appreciation	$123,973,405

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$221,621,865	$10,418,928	$—	$232,040,793
Consumer Staples	50,381,703	3,713,655	—	54,095,358
Energy	43,000,907	—	—	43,000,907
Financials	163,942,255	16,244,421	—	180,186,676
Health Care	96,984,507	1,962,190	—	98,946,697
Industrials	170,547,030	1,773,328	—	172,320,358
Information Technology	246,422,210	2,030,874	—	248,453,084
Materials	59,655,776	1,594,144	—	61,249,920
Utilities	5,540,760	205,103	—	5,745,863
Total Common Stock	1,058,097,013	37,942,643	—	1,096,039,656
Preferred Stock	—	2,646,513	—	2,646,513
Warrants	—	18,380	—	18,380
Short-Term Investments	23,590,924	23,347,438	—	46,938,362
Total Investments, at fair value	$1,081,687,937	$63,954,974	$—	$1,145,642,911

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

United States	81.5%
Canada	11.5%
United Kingdom	1.6%
France	1.5%
Netherlands	1.0%
Norway	0.9%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Canada: 11.5%
484,800		Alamos Gold, Inc.	$5,872,732	0.9
691,500		Canadian Natural Resources Ltd.	19,541,790	2.9
345,300	@	Dominion Diamond Corp.	4,882,201	0.7
512,494		GoldCorp, Inc.	12,673,977	1.9
283,800	@	MEG Energy Corp.	7,779,741	1.1
485,500		Suncor Energy, Inc.	14,317,395	2.1
2,486,964		Other Securities	12,716,897	1.9
			77,784,733	11.5

		France: 1.5%
98,691		Technip S.A.	10,030,136	1.5

		Netherlands: 1.0%
108,342		Royal Dutch Shell PLC — Class A ADR	6,912,220	1.0

		Norway: 0.9%
296,000		Statoil ASA ADR	6,124,240	0.9

		United Kingdom: 1.6%
117,404		Rio Tinto PLC	4,774,726	0.7
294,025		Other Securities	6,163,910	0.9
			10,938,636	1.6

		United States: 81.5%
330,600		Anadarko Petroleum Corp.	28,408,458	4.2
217,400	@	Cameron International Corp.	13,296,184	2.0
120,200		Celanese Corp.	5,384,960	0.8
28,300		CF Industries Holdings, Inc.	4,853,450	0.7

COMMON STOCK: (continued)
		United States: (continued)
507,579		Chevron Corp.	$60,066,899	8.9
91,400		Cimarex Energy Co.	5,940,086	0.9
258,800	@	Cobalt International Energy, Inc.	6,876,316	1.0
61,700	@	Concho Resources, Inc.	5,165,524	0.8
116,700		ConocoPhillips	7,060,350	1.0
212,400		Consol Energy, Inc.	5,756,040	0.9
87,222	@	Continental Resources, Inc.	7,506,325	1.1
119,800		Domtar Corp.	7,966,700	1.2
185,300		EOG Resources, Inc.	24,400,304	3.6
676,958		ExxonMobil Corp.	61,163,155	9.0
220,200	@	Forum Energy Technologies, Inc.	6,700,686	1.0
651,978		Freeport-McMoRan Copper & Gold, Inc.	18,001,113	2.7
529,828		Halliburton Co.	22,104,424	3.3
63,400		Hess Corp.	4,215,466	0.6
97,800		HollyFrontier Corp.	4,183,884	0.6
202,600	@	Laredo Petroleum Holdings, Inc.	4,165,456	0.6
416,900		Marathon Oil Corp.	14,416,402	2.1
118,500		Mosaic Co.	6,376,485	0.9
273,000	@	Newfield Exploration Co.	6,521,970	1.0
186,700		Newmont Mining Corp.	5,591,665	0.8
240,900	@	Noble Corp.	9,053,022	1.3
145,700	@	Oasis Petroleum, Inc.	5,663,359	0.8
418,300		Occidental Petroleum Corp.	37,324,909	5.5
113,000		Phillips 66	6,656,830	1.0
94,400		Pioneer Natural Resources Co.	13,664,400	2.0
190,900		Range Resources Corp.	14,760,388	2.2
263,000	@	Rowan Companies PLC	8,960,410	1.3
107,700		Royal Gold, Inc.	4,532,016	0.7
634,225		Schlumberger Ltd.	45,448,563	6.7
123,400		SM Energy Co.	7,401,532	1.1
151,200	@	Southwestern Energy Co.	5,523,336	0.8
336,500	@	Superior Energy Services	8,728,810	1.3
92,400		Tesoro Corp.	4,834,368	0.7
26,000		Union Pacific Corp.	4,011,280	0.6
184,300	@	Unit Corp.	7,847,494	1.2
232,800		Valero Energy Corp.	8,094,456	1.2
2,411,847		Other Securities	22,690,657	3.4
			551,318,132	81.5

		Total Common Stock (Cost $643,876,378)	663,108,097	98.0

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc(1): 0.7%
1,097,847	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,097,860, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,119,804, due 12/01/17–06/01/43)	$1,097,847	0.2
1,097,847	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,097,870, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,119,804, due 06/01/17–03/01/48)	1,097,847	0.2
1,097,847	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,097,870, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,119,804, due 07/01/32–07/01/43)	1,097,847	0.2
231,117	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $231,119, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $235,745, due 01/15/25–02/15/43)	231,117	0.0
1,097,847	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,097,861, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,119,804, due 12/04/13–08/27/32)	1,097,847	0.1
		4,622,505	0.7

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.7%
11,403,031	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $11,403,031)	$11,403,031	1.7

	Total Short-Term Investments (Cost $16,025,536)	16,025,536	2.4

	Total Investments in Securities (Cost $659,901,914)	$679,133,633	100.4
	Liabilities in Excess of Other Assets	(2,576,113)	(0.4)
	Net Assets	$676,557,520	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $671,344,083.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$81,717,434
Gross Unrealized Depreciation	(73,927,884)
Net Unrealized Appreciation	$7,789,550

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	28.0%
Oil & Gas Exploration & Production	23.2
Oil & Gas Equipment & Services	16.3
Energy	4.2
Diversified Metals & Mining	4.2
Gold	3.9
Oil & Gas Refining & Marketing	3.5
Materials	3.1
Oil & Gas Drilling	2.5
Paper Products	1.5
Coal & Consumable Fuels	1.4
Oil & Gas	1.2
Oil&Gas	1.1
Fertilizers & Agricultural Chemicals	0.9
Mining	0.8
Retail	0.7
Industrials	0.6
Precious Metals & Minerals	0.5
Oil & Gas Storage & Transportation	0.4
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Canada	$77,784,733	$—	$—	$77,784,733
France	—	10,030,136	—	10,030,136
Netherlands	6,912,220	—	—	6,912,220
Norway	6,124,240	—	—	6,124,240
United Kingdom	—	10,938,636	—	10,938,636
United States	551,318,132	—	—	551,318,132
Total Common Stock	642,139,325	20,968,772	—	663,108,097
Short-Term Investments	11,403,031	4,622,505	—	16,025,536
Total Investments, at fair value	$653,542,356	$25,591,277	$—	$679,133,633

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	28.3%
Health Care	14.3%
Information Technology	11.5%
Consumer Staples	11.1%
Consumer Discretionary	10.6%
Energy	8.9%
Industrials	7.2%
Telecommunication Services	2.3%
Utilities	1.8%
Materials	1.8%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 10.6%
178,347		Carnival Corp.	$6,115,519	1.0
287,261		Comcast Corp. — Class A	12,030,491	2.0
124,724		Time Warner Cable, Inc.	14,028,955	2.3
67,536		Time Warner, Inc.	3,904,931	0.7
225,666		Viacom — Class B	15,356,571	2.5
286,489		Other Securities	12,974,930	2.1
			64,411,397	10.6

		Consumer Staples: 11.1%
244,806		Archer-Daniels-Midland Co.	8,301,372	1.4
774,301		Avon Products, Inc.	16,283,550	2.7
150,614		Coca-Cola Co.	6,041,128	1.0
358,823		Mondelez International, Inc.	10,237,220	1.7
113,875		Procter & Gamble Co.	8,767,236	1.4
237,632		Sysco Corp.	8,117,509	1.3
182,086		Other Securities	9,409,793	1.6
			67,157,808	11.1

		Energy: 8.9%
106,090		Anadarko Petroleum Corp.	9,116,314	1.5
126,029		Baker Hughes, Inc.	5,813,718	1.0
245,693		Canadian Natural Resources Ltd.	6,926,688	1.1
101,076		Chevron Corp.	11,961,334	2.0
72,453		ExxonMobil Corp.	6,546,128	1.1
291,899		Other Securities	13,386,475	2.2
			53,750,657	8.9

COMMON STOCK: (continued)
		Financials: 28.3%
91,331	@	Aon PLC	$5,877,150	1.0
198,130		BB&T Corp.	6,712,644	1.1
446,450		Charles Schwab Corp.	9,478,133	1.6
449,697		Citigroup, Inc.	21,571,965	3.6
158,123		Comerica, Inc.	6,298,039	1.0
327,476		Fifth Third Bancorp.	5,910,942	1.0
530,837		JPMorgan Chase & Co.	28,022,885	4.6
334,357		Marsh & McLennan Cos., Inc.	13,347,531	2.2
526,499		Morgan Stanley	12,862,371	2.1
108,153		Northern Trust Corp.	6,262,059	1.0
187,337		PNC Financial Services Group, Inc.	13,660,614	2.3
121,416		State Street Corp.	7,917,537	1.3
216,166		Wells Fargo & Co.	8,921,171	1.5
622,006		Other Securities	24,399,737	4.0
			171,242,778	28.3

		Health Care: 14.3%
95,623		Amgen, Inc.	9,434,165	1.6
158,948		Bristol-Myers Squibb Co.	7,103,386	1.2
84,681		Cigna Corp.	6,138,526	1.0
157,206		Eli Lilly & Co.	7,721,959	1.3
184,952		Medtronic, Inc.	9,519,480	1.6
255,354		Merck & Co., Inc.	11,861,193	2.0
9,748		Novartis AG ADR	689,281	0.1
90,079		Novartis AG	6,380,345	1.0
288,636		Pfizer, Inc.	8,084,694	1.3
103,740		UnitedHealth Group, Inc.	6,792,895	1.1
122,527		WellPoint, Inc.	10,027,610	1.6
77,619		Other Securities	3,042,665	0.5
			86,796,199	14.3

		Industrials: 7.2%
773,759		General Electric Co.	17,943,471	3.0
112,083	@	Ingersoll-Rand PLC — Class A	6,222,848	1.0
297,020	@	Tyco International Ltd.	9,786,809	1.6
285,117		Other Securities	9,886,147	1.6
			43,839,275	7.2

		Information Technology: 11.5%
194,967	@	Adobe Systems, Inc.	8,882,697	1.5
199,589	@	Amdocs Ltd.	7,402,756	1.2
775,198		Applied Materials, Inc.	11,558,202	1.9
235,159	@	eBay, Inc.	12,162,423	2.0
415,305		Microsoft Corp.	14,340,482	2.4
323,903		Symantec Corp.	7,278,100	1.2
398,898		Other Securities	8,259,559	1.3
			69,884,219	11.5

See Accompanying Notes to Financial Statements

ING INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 1.8%
188,666	Dow Chemical Co.	$6,069,385	1.0
33,240	Other Securities	4,866,669	0.8
		10,936,054	1.8

	Telecommunication Services: 2.3%
346,701	Vodafone Group PLC ADR	9,964,187	1.7
74,907	Other Securities	3,770,818	0.6
		13,735,005	2.3

	Utilities: 1.8%
107,023	Pinnacle West Capital Corp.	5,936,566	1.0
120,910	Other Securities	5,216,564	0.8
		11,153,130	1.8

	Total Common Stock (Cost $435,904,097)	592,906,522	97.8

SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
10,166,596	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,166,596)	10,166,596	1.7

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments (Cost $10,166,596)	$10,166,596	1.7

	Total Investments in Securities (Cost $446,070,693)	$603,073,118	99.5
	Assets in Excess of Other Liabilities	3,320,344	0.5
	Net Assets	$606,393,462	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $447,175,855.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$160,138,633
Gross Unrealized Depreciation	(4,241,370)
Net Unrealized Appreciation	$155,897,263

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$64,411,397	$—	$—	$64,411,397
Consumer Staples	67,157,808	—	—	67,157,808
Energy	53,750,657	—	—	53,750,657
Financials	171,242,778	—	—	171,242,778
Health Care	80,415,854	6,380,345	—	86,796,199
Industrials	43,839,275	—	—	43,839,275
Information Technology	69,884,219	—	—	69,884,219
Materials	10,936,054	—	—	10,936,054
Telecommunication Services	13,735,005	—	—	13,735,005
Utilities	11,153,130	—	—	11,153,130
Total Common Stock	586,526,177	6,380,345	—	592,906,522
Short-Term Investments	10,166,596	—	—	10,166,596
Total Investments, at fair value	$596,692,773	$6,380,345	$—	$603,073,118
Other Financial Instruments+
Forward Foreign Currency Contracts	—	683,986	—	683,986
Total Assets	$596,692,773	$7,064,331	$—	$603,757,104
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(44,657)	$—	$(44,657)
Total Liabilities	$—	$(44,657)	$—	$(44,657)

See Accompanying Notes to Financial Statements

ING INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Canadian Dollar	458,654	Buy	07/22/13	$448,935	$435,895	$(13,040)
The Bank of New York Mellon Corp.	Swiss Franc	309,955	Buy	07/22/13	336,379	328,204	(8,175)
The Bank of New York Mellon Corp.	EU Euro	216,282	Buy	07/22/13	288,994	281,546	(7,448)
State Street Bank	British Pound	430,910	Buy	07/22/13	671,297	655,303	(15,994)
							$(44,657)

The Bank of New York Mellon Corp.	Swiss Franc	3,229,380	Sell	07/22/13	$3,504,691	$3,419,517	$85,174
The Bank of New York Mellon Corp.	EU Euro	3,177,070	Sell	07/22/13	4,245,169	4,135,769	109,400
The Bank of New York Mellon Corp.	Canadian Dollar	3,796,444	Sell	07/22/13	3,715,993	3,608,056	107,937
State Street Bank	Swiss Franc	2,153,565	Sell	07/22/13	2,336,742	2,280,360	56,382
State Street Bank	British Pound	5,169,208	Sell	07/22/13	8,052,902	7,861,036	191,866
State Street Bank	Canadian Dollar	4,660,830	Sell	07/22/13	4,562,776	4,429,549	133,227
							$683,986

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$683,986
Total Asset Derivatives		$683,986
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$44,657
Total Liability Derivatives		$44,657

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$324,668
Total	$324,668

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$919,834
Total	$919,834

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	State Street Bank	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$381,475	$302,511	$683,986
Total Assets	$381,475	$302,511	$683,986

Liabilities:
Forward foreign currency contracts	$15,994	$28,663	$44,657
Total Liabilities	$15,994	$28,663	$44,657

Net OTC derivative instruments by counterparty, at fair value	$365,481	$273,848	$639,329

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—

Net Exposure(1)	$365,481	$273,848	$639,329

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

India	14.8%
Brazil	13.8%
South Africa	13.4%
China	10.8%
Taiwan	8.1%
South Korea	7.2%
Hong Kong	6.1%
Russia	4.8%
Indonesia	4.3%
United Kingdom	4.0%
Countries between 0.8%–2.9%ˆ	11.8%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 7 countries, which each represents 0.8%–2.9% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Brazil: 13.8%
570,335	@	Cia de Bebidas das Americas ADR	$21,302,012	2.8
1,317,700		CCR SA	10,487,979	1.4
349,253		Cielo SA	8,751,086	1.2
879,762		Itau Unibanco Holding S.A.	11,362,960	1.5
869,187		Petroleo Brasileiro SA ADR	12,742,282	1.7
518,200		Ultrapar Participacoes SA	12,371,217	1.6
828,671	@	Vale SA ADR	10,076,639	1.3
1,466,910		Other Securities	16,948,009	2.3
			104,042,184	13.8

		Chile: 1.0%
292,916		Banco Santander Chile ADR	7,161,796	1.0

		China: 10.8%
1,870,000		China Mobile Ltd.	19,367,318	2.6
9,340,000		CNOOC Ltd.	15,643,731	2.1
1,952,000		Ping An Insurance Group Co. of China Ltd.	13,030,950	1.7
2,674,000		Tingyi Cayman Islands Holding Corp.	6,940,160	0.9
1,798,000	@	Tsingtao Brewery Co., Ltd.	12,812,214	1.7
8,569,037		Other Securities	14,035,742	1.8
			81,830,115	10.8

COMMON STOCK: (continued)
		Hong Kong: 6.1%
5,834,000		AIA Group Ltd.	$24,578,647	3.3
2,215,000		Hang Lung Properties Ltd.	7,672,380	1.0
228,800	@	Jardine Matheson Holdings Ltd.	13,808,568	1.8
			46,059,595	6.1

		Hungary: 0.8%
290,423		Other Securities	6,074,818	0.8

		India: 14.8%
407,506		ACC Ltd.	8,357,672	1.1
727,040		HDFC Bank Ltd. ADR	26,347,930	3.5
600,700		Housing Development Finance Corp.	8,843,385	1.2
366,964	L	Infosys Ltd. ADR	15,115,247	2.0
1,490,500		ITC Ltd.	8,111,710	1.1
318,700	@	Larsen & Toubro Ltd.	7,521,521	1.0
512,500		Mahindra & Mahindra Ltd.	8,341,943	1.1
457,356		Tata Consultancy Services Ltd.	11,664,558	1.5
2,842,830		Other Securities	17,542,630	2.3
			111,846,596	14.8

		Indonesia: 4.3%
20,796,500		Astra International Tbk PT	14,619,624	1.9
15,197,000		Bank Rakyat Indonesia	11,798,944	1.6
2,011,500		Other Securities	6,212,380	0.8
			32,630,948	4.3

		Italy: 1.8%
327,737		Tenaris S.A. ADR	13,197,969	1.8

		Malaysia: 1.6%
1,549,800		Public Bank BHD	8,291,237	1.1
192,800		Other Securities	3,627,184	0.5
			11,918,421	1.6

		Mexico: 2.6%
4,844,097		Wal-Mart de Mexico SA de CV	13,578,104	1.8
1,066,295		Other Securities	6,369,509	0.8
			19,947,613	2.6

		Russia: 4.8%
358,770		Magnit OJSC GDR	20,480,882	2.7
4,636,606		Sberbank	13,201,470	1.8
204,900		Sberbank of Russia ADR	2,333,811	0.3
			36,016,163	4.8

		South Africa: 13.4%
560,200		Bidvest Group Ltd.	13,879,469	1.8
2,570,170		FirstRand Ltd.	7,520,794	1.0
273,800	L	Kumba Iron Ore Ltd.	12,777,542	1.7
361,432	L	Massmart Holdings Ltd.	6,555,835	0.9
849,032		MTN Group Ltd.	15,791,496	2.1

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: (continued)
423,094		Remgro Ltd.	$8,127,727	1.1
524,900	L	Shoprite Holdings Ltd.	9,859,951	1.3
240,000		Tiger Brands Ltd.	7,166,503	0.9
4,215,464		Other Securities(a)	19,861,604	2.6
			101,540,921	13.4

		South Korea: 7.2%
31,674		Hyundai Mobis	7,540,717	1.0
98,097		Hyundai Motor Co.	19,239,824	2.5
23,781		Samsung Electronics Co., Ltd.	27,795,809	3.7
			54,576,350	7.2

		Taiwan: 8.1%
3,437,200		Delta Electronics, Inc.	15,609,983	2.0
1,482,000		President Chain Store Corp.	9,687,568	1.3
1,500,223		Taiwan Semiconductor Manufacturing Co., Ltd.	5,430,952	0.7
1,682,206		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,818,014	4.1
			61,546,517	8.1

		Thailand: 1.1%
1,488,100		Siam Commercial Bank PCL	8,194,392	1.1

		Turkey: 2.9%
1,548,745		KOC Holding A/S	7,421,903	1.0
3,366,657		Turkiye Garanti Bankasi A/S	14,675,215	1.9
			22,097,118	2.9

		United Kingdom: 4.0%
345,300		SABMiller PLC	16,554,945	2.2
641,900		Standard Chartered PLC	13,935,980	1.8
			30,490,925	4.0

		Total Common Stock (Cost $643,480,838)	749,172,441	99.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateralcc(1): 4.1%
7,384,211		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $7,384,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $7,531,895, due 07/15/13–05/01/51)	7,384,211	1.0

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
7,384,211		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $7,384,296, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $7,531,895, due 12/01/17–06/01/43)	$7,384,211	0.9
7,384,211		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $7,384,363, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $7,531,895, due 06/01/17–03/01/48)	7,384,211	1.0
7,384,211		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $7,384,363, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $7,531,895, due 07/01/32–07/01/43)	7,384,211	1.0
1,554,541		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $1,554,555, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $1,585,672, due 01/15/25–02/15/43)	1,554,541	0.2
			31,091,385	4.1

		Total Short-Term Investments (Cost $31,091,385)	31,091,385	4.1

		Total Investments in Securities (Cost $674,572,223)	$780,263,826	103.2
		Liabilities in Excess of Other Assets	(24,198,519)	(3.2)
		Net Assets	$756,065,307	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $682,573,489.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$153,095,595
Gross Unrealized Depreciation	(55,405,258)
Net Unrealized Appreciation	$97,690,337

Sector Diversification	Percentage of Net Assets
Financials	30.2%
Consumer Staples	19.9
Information Technology	15.2
Industrials	8.5
Consumer Discretionary	8.3
Energy	7.2
Materials	5.1
Telecommunication Services	4.7
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$104,042,184	$—	$—	$104,042,184
Chile	7,161,796	—	—	7,161,796
China	—	81,830,115	—	81,830,115
Hong Kong	—	46,059,595	—	46,059,595
Hungary	—	6,074,818	—	6,074,818
India	41,463,177	70,383,419	—	111,846,596
Indonesia	—	32,630,948	—	32,630,948
Italy	13,197,969	—	—	13,197,969
Malaysia	—	11,918,421	—	11,918,421
Mexico	19,947,613	—	—	19,947,613
Russia	2,333,811	33,682,352	—	36,016,163
South Africa	14,426,847	87,114,074	—	101,540,921
South Korea	—	54,576,350	—	54,576,350
Taiwan	30,818,014	30,728,503	—	61,546,517
Thailand	—	8,194,392	—	8,194,392
Turkey	—	22,097,118	—	22,097,118
United Kingdom	—	30,490,925	—	30,490,925
Total Common Stock	233,391,411	515,781,030	—	749,172,441
Short-Term Investments	—	31,091,385	—	31,091,385
Total Investments, at fair value	$233,391,411	$546,872,415	$—	$780,263,826

(1)	For the six months ended June 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $14,780,800 were transferred from Level 1 to Level 2. In addition, securities valued at $9,443,878 and $9,391,643, respectively, were transferred from Level 2 to Level 1 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

Other Note	26.3%
Asset Backed Commercial Paper	23.7%
Government Agency Debt	13.8%
Government Agency Repurchase Agreement	12.3%
Financial Company Commercial Paper	11.5%
Certificates of Deposit	7.0%
Other Instrument	3.3%
Treasury Debt	2.3%
Liabilities in Excess of Other Assets	(0.2)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

ASSET BACKED COMMERCIAL PAPER: 23.7%
12,750,000		Barton Capital LLC, 0.090%, due 07/02/13	$12,749,968	1.1
25,500,000		Barton Capital LLC, 0.100%, due 07/01/13	25,500,000	2.1
47,500,000		Concord Minutement Capital Co., 0.200%, due 08/23/13	47,486,014	4.0
250,000		Concord Minutement Capital Co., 0.210%, due 07/03/13	249,997	0.0
2,250,000		Concord Minutement Capital Co., 0.240%, due 08/16/13	2,249,310	0.2
49,850,000		Crown Point Capital Co., 0.200%, due 08/23/13	49,835,322	4.2
24,250,000		Jupiter Securitization Company LLC, 0.220%, due 10/04/13	24,235,921	2.0
5,500,000		Jupiter Securitization Company LLC, 0.240%, due 11/22/13	5,494,720	0.4
7,250,000		Jupiter Securitization Company LLC, 0.240%, due 12/11/13	7,242,122	0.6
11,750,000		Jupiter Securitization Company LLC, 0.240%, due 12/17/13	11,736,762	1.0
2,750,000		Old Line Funding LLC, 0.200%, due 10/21/13	2,748,289	0.2
20,000,000	#	Old Line Funding LLC, 0.214%, due 07/04/13	20,000,000	1.7
25,250,000		Old Line Funding LLC, 0.240%, due 12/20/13	25,221,047	2.1
6,750,000		Thunder Bay Funding LLC, 0.200%, due 10/10/13	6,746,212	0.6

ASSET BACKED COMMERCIAL PAPER: (continued)
5,000,000		Thunder Bay Funding LLC, 0.210%, due 07/01/13	$5,000,000	0.4
22,450,000		Thunder Bay Funding LLC, 0.230%, due 12/06/13	22,427,338	1.9
14,000,000		Thunder Bay Funding LLC, 0.260%, due 09/23/13	13,991,507	1.2
		Total Asset Backed Commercial Paper
		(Cost $282,914,529)	282,914,529	23.7

CERTIFICATES OF DEPOSIT: 7.0%
15,250,000		Australia & New Zealand Banking Group, 0.180%, due 07/03/13	15,250,034	1.3
9,500,000		Royal Bank of Canada NY, 0.688%, due 07/02/13	9,509,313	0.8
19,500,000		Standard Chartered Bank NY, 0.310%, due 10/07/13	19,501,320	1.6
500,000		Standard Chartered Bank NY, 0.330%, due 07/09/13	500,013	0.1
19,250,000		Svenska Handelsbanken NY, 0.255%, due 07/12/13	19,250,676	1.6
11,250,000		Toronto Dominion Bank NY, 0.305%, due 07/19/13	11,250,421	0.9
1,400,000		Toronto Dominion Bank NY, 0.314%, due 07/26/13	1,400,011	0.1
6,500,000		Westpac Banking Corp./NY, 0.353%, due 08/01/13	6,498,886	0.6

		Total Certificates of Deposit
		(Cost $83,160,674)	83,160,674	7.0

FINANCIAL COMPANY COMMERCIAL PAPER: 11.5%
27,250,000		ASB Finance Ltd. London, 0.100%, due 07/01/13	27,250,000	2.3
18,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%, due 07/18/13	18,000,000	1.5
600,000	#	Australia & New Zealand Banking Group Ltd., 0.372%, due 08/16/13	600,027	0.1
1,100,000		Commonwealth Bank of Australia, 0.140%, due 07/08/13	1,099,970	0.1
17,397,000		Commonwealth Bank of Australia, 0.170%, due 08/14/13	17,393,385	1.5
25,000,000		Deutsche Bank Finl LLC, 0.391%, due 07/01/13	25,000,000	2.1
564,000		Deutsche Bank, 0.401%, due 01/29/14	562,672	0.1
7,000,000		HSBC Bank PLC, 0.452%, due 08/05/13	6,996,938	0.6
13,300,000		Rabobank USA Finance Corp., 0.261%, due 07/01/13	13,300,000	1.1

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FINANCIAL COMPANY COMMERCIAL PAPER: (continued)
25,500,000		Toronto Dominion Holding USA, 0.080%, due 07/16/13	$25,499,150	2.1
300,000		Toronto Dominion Holding USA, 0.110%, due 07/18/13	299,984	0.0
250,000		UBS Finance Delaware LLC, 0.230%, due 07/02/13	249,998	0.0
500,000		Westpac Securities NZ Ltd., 0.250%, due 08/19/13	499,830	0.0

		Total Financial Company Commercial Paper
		(Cost $136,751,954)	136,751,954	11.5

GOVERNMENT AGENCY DEBT: 13.8%
37,000,000		Federal Home Loan Bank Discount Notes, 0.075%, due 08/09/13	36,996,994	3.1
108,373,000		Federal Home Loan Bank Discount Notes, 0.082%, due 08/21/13	108,360,399	9.1
1,750,000		Federal Home Loan Bank Discount Notes, 0.090%, due 08/23/13	1,749,768	0.1
17,000,000		Freddie Mac Discount Notes, 0.080%, due 08/12/13	16,998,413	1.4
1,000,000	Z	Freddie Mac Discount Notes, 0.090%, due 08/26/13	999,860	0.1
		Total Government Agency Debt
		(Cost $165,105,434)	165,105,434	13.8

GOVERNMENT AGENCY REPURCHASE AGREEMENT: 12.3%
46,212,000		Deutsche Bank Repurchase Agreement dated 06/28/13, 0.180%, due 07/01/13, $46,212,693 to be received upon repurchase (Collateralized by $47,335,000, Fannie Mae Bond and Freddie Mac Bond, 0.650%–0.700%, Market Value plus accrued interest $47,136,316 due 03/28/16, due 07/01/13	46,212,000	3.9
100,000,000		Goldman Sachs Repurchase Agreement dated 06/28/13, 0.110%, due 07/01/13, $100,000,917 to be received upon repurchase (Collateralized by $107,421,000, Fannie Mae Bond, 2.250%, Market Value plus accrued interest $102,000,268 due 10/17/22), due 07/01/13	100,000,000	8.4

GOVERNMENT AGENCY REPURCHASE AGREEMENT: (continued)

		Total Government Agency Repurchase Agreement
		(Cost $146,212,000)	$146,212,000	12.3

OTHER INSTRUMENT: 3.3%
39,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%, due 07/01/13	39,000,000	3.3

		Total Other Instrument
		(Cost $39,000,000)	39,000,000	3.3

OTHER NOTE: 26.3%
13,000,000	#	American Honda Finance, 0.331%, due 09/05/13	13,000,000	1.1
2,250,000	#	American Honda Finance, 0.913%, due 08/05/13	2,251,307	0.2
1,900,000	#	American Honda Finance, 1.625%, due 09/20/13	1,905,603	0.2
6,400,000	#	ANZ New Zealand Int’l Ltd., 1.280%, due 09/20/13	6,427,406	0.5
5,250,000	#	ANZ New Zealand Int’l Ltd., 6.200%, due 07/19/13	5,265,342	0.4
7,650,000		Bottling Group LLC, 5.000%, due 11/15/13	7,782,347	0.7
550,000		Caterpillar Financial Services Corp., 6.200%, due 09/30/13	558,161	0.0
860,000	#	Commonwealth Bank of Australia, 2.125%, due 03/17/14	870,625	0.1
2,400,000		General Electric Capital Corp., 0.280%, due 09/20/13	2,399,763	0.2
863,000		General Electric Capital Corp., 5.400%, due 09/20/13	872,669	0.1
1,000,000	#	HSBC Bank PLC, 0.925%, due 08/12/13	1,000,734	0.1
7,050,000	#	HSBC Bank PLC, 1.625%, due 08/12/13	7,059,948	0.6
6,250,000		JPMorgan Chase & Co., 1.023%, due 09/15/13	6,283,418	0.5
869,000		JPMorgan Chase & Co., 1.650%, due 09/30/13	871,912	0.1
4,705,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	4,881,079	0.4
2,750,000		JPMorgan Chase Bank NA, 0.331%, due 07/22/13	2,746,523	0.2
11,500,000		JPMorgan Chase Bank NA, 0.356%, due 07/22/13	11,500,000	1.0

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

OTHER NOTE: (continued)
2,030,769	#	Motor PLC, 0.683%, due 09/25/13	$2,030,769	0.2
11,900,000		Pepsico, Inc., 0.875%, due 10/25/13	11,921,227	1.0
700,000		Rabobank Nederland, 2.500%, due 12/12/13	706,522	0.1
6,750,000	#	Rabobank Nederland, 4.200%, due 05/13/14	6,969,104	0.6
24,000,000	#	Royal Bank of Canada, 0.408%, due 07/01/13	24,000,000	2.0
24,000,000		Svenska Handelsbanken AB, 0.386%, due 07/04/13	24,000,000	2.0
2,250,000		Toronto Dominion Bank, 0.763%, due 08/01/13	2,253,435	0.2
9,500,000		Toyota Motor Credit Corp., 0.264%, due 09/11/13	9,500,000	0.8
14,000,000		Toyota Motor Credit Corp., 0.289%, due 08/24/13	14,000,000	1.2
3,750,000		Toyota Motor Credit Corp., 0.395%, due 07/25/13	3,750,000	0.3
12,250,000		Toyota Motor Credit Corp., 0.551%, due 07/19/13	12,251,536	1.0
4,835,000		Toyota Motor Credit Corp., 0.678%, due 07/17/13	4,845,699	0.4
550,000		Toyota Motor Credit Corp., 1.375%, due 08/12/13	550,697	0.0
46,178,000		UBS AG Stamford CT, 2.250%, due 08/12/13	46,281,312	3.9
5,300,000		US Bancorp, 1.375%, due 09/13/13	5,309,398	0.4

OTHER NOTE: (continued)
4,500,000		Wal-Mart Stores, Inc., 0.070%, due 07/17/13	$4,499,860	0.4
36,250,000		Wells Fargo Bank NA, 0.380%, due 09/22/13	36,250,000	3.0
26,500,000		Westpac Banking Corp, 0.533%, due 07/29/13	26,500,000	2.2
2,100,000		Westpac Banking Corp, 0.533%, due 07/26/13	2,100,031	0.2

		Total Other Note
		(Cost $313,396,427)	313,396,427	26.3

TREASURY DEBT: 2.3%
27,250,000		United States Treasury Bill, 0.051%, due 09/26/13	27,246,618	2.3

		Total Treasury Debt
		(Cost $27,246,618)	27,246,618	2.3

		Total Investments in Securities (Cost $1,193,787,636)	$1,193,787,636	100.2
		Liabilities in Excess of Other Assets	(2,127,390)	(0.2)
		Net Assets	$1,191,660,246	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Certificates of Deposit	$—	$83,160,674	$—	$83,160,674
Government Agency Debt	—	165,105,434	—	165,105,434
Government Agency Repurchase Agreement	—	146,212,000	—	146,212,000
Treasury Debt	—	27,246,618	—	27,246,618
Financial Company Commercial Paper	—	136,751,954	—	136,751,954
Other Note	—	313,396,427	—	313,396,427
Other Instrument	39,000,000	—	—	39,000,000
Asset Backed Commercial Paper	—	282,914,529	—	282,914,529
Total Investments, at fair value	$39,000,000	$1,154,787,636	$—	$1,193,787,636

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Consumer Discretionary	27.2%
Financials	15.3%
Health Care	14.8%
Industrials	14.6%
Information Technology	11.9%
Materials	5.1%
Consumer Staples	4.6%
Energy	3.3%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.8%
		Consumer Discretionary: 27.2%
20,834	@	Amazon.com, Inc.	$5,785,394	1.1
22,899	@	Autozone, Inc.	9,702,077	1.8
261,744		CBS Corp. — Class B	12,791,429	2.4
11,661	@	Chipotle Mexican Grill, Inc.	4,248,685	0.8
133,675		Comcast Corp. — Class A	5,598,309	1.1
172,138		Home Depot, Inc.	13,335,531	2.5
102,997	@	Liberty Global PLC — A	7,630,018	1.5
160,552	@, L	Lululemon Athletica, Inc.	10,519,367	2.0
164,990		Nike, Inc.	10,506,563	2.0
13,788	@	Priceline.com, Inc.	11,404,468	2.2
160,492		Starbucks Corp.	10,510,621	2.0
163,727		Starwood Hotels & Resorts Worldwide, Inc.	10,345,909	2.0
229,412		TJX Cos., Inc.	11,484,365	2.2
122,358		Walt Disney Co.	7,726,908	1.5
88,068		Wynn Resorts Ltd.	11,272,704	2.1
			142,862,348	27.2

		Consumer Staples: 4.6%
158,667		Anheuser-Busch InBev NV ADR	14,321,283	2.7
15,330		Estee Lauder Cos., Inc.	1,008,254	0.2
45,943	@	Green Mountain Coffee Roasters, Inc.	3,448,482	0.7
182,216		Mondelez International, Inc.	5,198,622	1.0
			23,976,641	4.6

		Energy: 3.3%
203,880	@	Kinder Morgan, Inc./Delaware	7,778,022	1.5
131,167		Schlumberger Ltd.	9,399,427	1.8
			17,177,449	3.3

COMMON STOCK: (continued)
		Financials: 15.3%
367,800	@	American International Group, Inc.	$16,440,660	3.1
73,496		American Express Co.	5,494,561	1.0
73,397		American Tower Corp.	5,370,459	1.0
368,696		Citigroup, Inc.	17,686,347	3.4
103,296		Moody’s Corp.	6,293,825	1.2
88,990		Visa, Inc.	16,262,923	3.1
315,479		Wells Fargo & Co.	13,019,818	2.5
			80,568,593	15.3

		Health Care: 14.8%
117,351	@	Biogen Idec, Inc.	25,253,935	4.8
281,760		Bristol-Myers Squibb Co.	12,591,855	2.4
565,638	@	Gilead Sciences, Inc.	28,966,322	5.5
43,533		Roche Holding AG — Genusschein	10,804,775	2.1
			77,616,887	14.8

		Industrials: 14.6%
97,301	L	Canadian Pacific Railway Ltd	11,810,395	2.2
194,373		CSX Corp.	4,507,510	0.9
37,725		Lockheed Martin Corp.	4,091,654	0.8
137,007	@	Pentair Ltd.	7,903,934	1.5
63,525		Precision Castparts Corp.	14,357,285	2.7
492,947		Rolls-Royce Holdings PLC	8,487,803	1.6
41,548,850	@	Rolls-Royce Holdings PLC — C shares	63,194	0.0
104,722		Union Pacific Corp.	16,156,510	3.1
103,662	@	United Rentals, Inc.	5,173,771	1.0
15,861		WW Grainger, Inc.	3,999,827	0.8
			76,551,883	14.6

		Information Technology: 11.9%
183,654	@	Accenture PLC	13,215,742	2.5
98,075	@	ASML Holding NV-NY REG	7,757,732	1.5
258,797	@	eBay, Inc.	13,384,981	2.5
32,330	@	FleetCor Technologies, Inc.	2,628,429	0.5
21,945	@	Google, Inc. — Class A	19,319,720	3.7
76,057		Texas Instruments, Inc.	2,652,107	0.5
153,137	@	Yahoo!, Inc.	3,845,270	0.7
			62,803,981	11.9

		Materials: 5.1%
184,857		Monsanto Co.	18,263,872	3.5
49,585		Sherwin-Williams Co.	8,756,711	1.6
			27,020,583	5.1

		Total Common Stock
		(Cost $417,017,406)	508,578,365	96.8

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc(1): 1.4%
1,763,291	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $1,763,308, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $1,798,564, due 07/03/13–05/15/37)	$1,763,291	0.4
371,219	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $371,224, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $378,643, due 07/05/13–08/15/21)	371,219	0.1
1,763,291	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,763,313, collateralized by various U.S. Government Agency Obligations, 1.370%–7.900%, Market Value plus accrued interest $1,798,595, due 05/01/15–01/01/47)	1,763,291	0.3
1,763,291	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,763,313, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $1,798,557, due 06/01/18–04/01/43)	1,763,291	0.3
1,763,291	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,763,314, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,798,557, due 12/04/13–08/27/32)	1,763,291	0.3
		7,424,383	1.4

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 6.1%
32,227,427	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $32,227,427)	$32,227,427	6.1

	Total Short-Term Investments
	(Cost $39,651,810)	39,651,810	7.5

	Total Investments in Securities (Cost $456,669,216)	$548,230,175	104.3
	Liabilities in Excess of Other Assets	(22,708,030)	(4.3)
	Net Assets	$525,522,145	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $456,763,071.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$97,124,468
Gross Unrealized Depreciation	(5,657,364)
Net Unrealized Appreciation	$91,467,104

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$142,862,348	$—	$—	$142,862,348
Consumer Staples	23,976,641	—	—	23,976,641
Energy	17,177,449	—	—	17,177,449
Financials	80,568,593	—	—	80,568,593
Health Care	66,812,112	10,804,775	—	77,616,887
Industrials	68,000,886	8,550,997	—	76,551,883
Information Technology	62,803,981	—	—	62,803,981
Materials	27,020,583	—	—	27,020,583
Total Common Stock	489,222,593	19,355,772	—	508,578,365
Short-Term Investments	32,227,427	7,424,383	—	39,651,810
Total Investments, at fair value	$521,450,020	$26,780,155	$—	$548,230,175

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

Common Stock	60.4%
U.S. Government Agency Obligations	12.8%
U.S. Treasury Obligations	12.0%
Corporate Bonds/Notes	9.5%
Collateralized Mortgage Obligations	2.2%
Foreign Government Bonds	1.2%
Asset-Backed Securities	0.7%
Preferred Stock	0.5%
Municipal Bonds	0.1%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 60.4%
		Consumer Discretionary: 7.1%
181,730		Comcast Corp. — Special Class A	$7,209,229	0.8
118,800	@	Delphi Automotive PLC	6,021,972	0.7
98,710		Target Corp.	6,797,171	0.8
42,690		Time Warner Cable, Inc.	4,801,771	0.6
25,750		Time Warner, Inc.	1,488,865	0.2
93,117		Walt Disney Co.	5,880,339	0.7
610,206		Other Securities	29,057,687	3.3
			61,257,034	7.1

		Consumer Staples: 8.1%
136,628		CVS Caremark Corp.	7,812,389	0.9
153,587		Diageo PLC	4,404,335	0.5
100,090		General Mills, Inc.	4,857,368	0.6
151,270		Lorillard, Inc.	6,607,474	0.8
72,087		Nestle S.A.	4,730,378	0.5
176,088		Philip Morris International, Inc.	15,252,742	1.7
61,594		Procter & Gamble Co.	4,742,122	0.5
518,945		Other Securities	22,236,537	2.6
			70,643,345	8.1

		Energy: 6.1%
88,019		Chevron Corp.	10,416,168	1.2
169,754		ExxonMobil Corp.	15,337,274	1.8
49,403		Occidental Petroleum Corp.	4,408,230	0.5
441,134		Other Securities	22,563,936	2.6
			52,725,608	6.1

		Financials: 13.2%
58,333	@	ACE Ltd.	5,219,637	0.6
52,390	@	American International Group, Inc.	2,341,833	0.3

COMMON STOCK: (continued)
		Financials: (continued)
191,205		Bank of New York Mellon Corp.	$5,363,300	0.6
43,014		Goldman Sachs Group, Inc.	6,505,868	0.7
365,980		JPMorgan Chase & Co.	19,320,084	2.2
192,610		Metlife, Inc.	8,813,834	1.0
103,210		Prudential Financial, Inc.	7,537,426	0.9
62,957		State Street Corp.	4,105,426	0.5
49,524		Travelers Cos., Inc.	3,957,958	0.5
319,690		Wells Fargo & Co.	13,193,606	1.5
1,949,493		Other Securities(a)	37,877,212	4.4
			114,236,184	13.2

		Health Care: 7.7%
180,540		Johnson & Johnson	15,501,164	1.8
107,830		Merck & Co., Inc.	5,008,704	0.6
521,948		Pfizer, Inc.	14,619,763	1.7
55,720		Thermo Fisher Scientific, Inc.	4,715,584	0.5
510,132		Other Securities(a)	26,524,664	3.1
			66,369,879	7.7

		Industrials: 7.4%
57,832		3M Co.	6,323,929	0.7
104,054		Danaher Corp.	6,586,618	0.7
95,460		Honeywell International, Inc.	7,573,796	0.9
103,080		Lockheed Martin Corp.	11,180,057	1.3
48,846		United Parcel Service, Inc. — Class B	4,224,202	0.5
75,217		United Technologies Corp.	6,990,668	0.8
309,965		Other Securities	21,551,018	2.5
			64,430,288	7.4

		Information Technology: 5.2%
57,540	@	Accenture PLC	4,140,578	0.5
246,399		Hewlett-Packard Co.	6,110,695	0.7
23,589		International Business Machines Corp.	4,508,094	0.5
106,320		Microchip Technology, Inc.	3,960,420	0.5
143,530		Microsoft Corp.	4,956,091	0.6
128,660		Oracle Corp.	3,952,435	0.4
570,237		Other Securities(a)	17,411,242	2.0
			45,039,555	5.2

		Materials: 1.7%
34,811		PPG Industries, Inc.	5,096,678	0.6
303,680		Other Securities	9,926,058	1.1
			15,022,736	1.7

		Telecommunication Services: 2.3%
140,764		AT&T, Inc.	4,983,046	0.6
75,530		Verizon Communications, Inc.	3,802,180	0.4
3,036,459		Other Securities(a)	11,508,810	1.3
			20,294,036	2.3

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: 1.6%
80,630		PPL Corp.	$2,439,864	0.3
384,664		Other Securities	11,720,965	1.3
			14,160,829	1.6
		Total Common Stock
		(Cost $412,430,887)	524,179,494	60.4

PREFERRED STOCK: 0.5%

		Consumer Discretionary: 0.2%
30,650		Other Securities	1,476,104	0.2

		Industrials: 0.0%
4,347	@	United Technologies Corp.	258,038	0.0

		Utilities: 0.3%
32,890	@	PPL Corp.	1,765,579	0.2
81,300		Other Securities	721,784	0.1
			2,487,363	0.3
		Total Preferred Stock
		(Cost $4,451,896)	4,221,505	0.5

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 9.5%
		Consumer Discretionary: 0.9%
874,000		Target Corp., 4.000%, 07/01/42	798,997	0.1
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	734,546	0.1
6,062,000		Other Securities	6,549,896	0.7
			8,083,439	0.9

		Consumer Staples: 0.7%
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	848,812	0.1
5,183,000		Other Securities	5,585,458	0.6
			6,434,270	0.7

		Energy: 1.3%
850,000	#	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	821,788	0.1
9,293,000		Other Securities	10,213,730	1.2
			11,035,518	1.3

		Financials: 3.8%
870,000	#	ABN Amro Bank NV, 2.046%, 01/30/14	877,803	0.1
1,520,000		American International Group, Inc., 4.875%, 06/01/22	1,622,269	0.2
850,000	#	American Tower Trust I, 3.070%, 03/15/23	817,066	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	565,285	0.1
690,000	#	BBVA, 6.750%, 09/30/22	746,925	0.1
558,000	#	BNP Paribas, 7.195%, 06/29/49	542,655	0.1

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
754,000	#	BPCE S.A., 12.500%, 08/29/49	$921,765	0.1
965,000	#	ERAC USA Finance, LLC, 7.000%, 10/15/37	1,140,892	0.1
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,206,899	0.1
57,000	#	Hyundai Capital America, 2.125%, 10/02/17	55,143	0.0
1,278,000		JPMorgan Chase & Co., 3.250%-6.300%, 04/23/19-09/23/22	1,431,193	0.2
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	490,360	0.1
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	407,880	0.0
820,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	851,226	0.1
200,000	#	Swedbank AB, 2.125%, 09/29/17	198,912	0.0
1,530,000	#	Temasek Financial I Ltd., 2.375%, 01/23/23	1,362,096	0.2
840,000	#	WEA Finance, LLC, 4.625%, 05/10/21	887,179	0.1
227,000	#	WEA Finance, LLC, 6.750%, 09/02/19	268,317	0.0
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	461,175	0.0
16,734,000		Other Securities	18,061,945	2.1
			32,916,985	3.8

		Health Care: 0.9%
1,560,000	#	AbbVie, Inc., 1.200%, 11/06/15	1,562,392	0.2
1,114,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,331,185	0.1
4,984,000		Other Securities	5,184,576	0.6
			8,078,153	0.9

		Industrials: 0.4%
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	986,589	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	831,056	0.1
360,000		United Technologies Corp., 3.100%, 06/01/22	356,101	0.0
1,400,000		Other Securities	1,329,101	0.2
			3,502,847	0.4

		Information Technology: 0.2%
1,491,000		Other Securities	1,358,168	0.2

		Materials: 0.2%
860,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	779,457	0.1
1,220,000		Other Securities	1,194,545	0.1
			1,974,002	0.2

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: 0.5%
685,000		AT&T, Inc., 5.550%, 08/15/41	$716,544	0.1
320,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	344,473	0.0
605,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	694,890	0.1
1,883,000		Other Securities	2,147,298	0.3
			3,903,205	0.5

		Utilities: 0.6%
404,000	#	State Grid Overseas Investment 2013 Ltd., 1.750%, 05/22/18	387,563	0.1
4,178,000		Other Securities	4,435,714	0.5
			4,823,277	0.6

		Total Corporate Bonds/Notes
		(Cost $78,738,007)	82,109,864	9.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.2%
21,377	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	7,462	0.0
138,668		Freddie Mac, 4.186%, 08/25/19	152,660	0.0
127,920	#	GG1C Funding Corp., 5.129%, 01/15/14	128,792	0.0
5,570,215		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%–6.003%, 09/12/37–06/15/49	5,911,335	0.7
2,207,679	#, ˆ	Morgan Stanley Capital I, 1.117%, 11/15/30	39,573	0.0
899,589	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	902,288	0.1
10,950,712		Other Securities(a)	12,250,974	1.4

		Total Collateralized Mortgage Obligations
		(Cost $18,489,661)	19,393,084	2.2

MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		Other Securities	1,202,310	0.1

		Total Municipal Bonds
		(Cost $935,210)	1,202,310	0.1

FOREIGN GOVERNMENT BONDS: 1.2%
		Banks: 0.3%
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	473,445	0.0
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	683,223	0.1
1,400,000		Other Securities	1,624,721	0.2
			2,781,389	0.3

		Energy: 0.1%
555,000		Other Securities	559,126	0.1

FOREIGN GOVERNMENT BONDS: (continued)
		Energy: (continued)
820,000	#	Iceland Government International Bond, 4.875%, 06/16/16	$858,078	0.1
1,800,000	#	Russian Foreign Bond — Eurobond, 3.625%, 04/29/15	1,867,500	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	626,552	0.1
1,904,000		Other Securities	1,950,580	0.2

		Mining: 0.0%
248,000	#	Corp. Nacional del Cobre de Chile — CODELCO, 3.750%, 11/04/20	242,464	0.0

		Multi-National: 0.1%
1,282,000		Other Securities(a)	1,302,985	0.1

		Oil & Gas: 0.1%
538,073	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	573,047	0.1

		Total Foreign Government Bonds
		(Cost $10,262,457)	10,761,721	1.2

U.S. TREASURY OBLIGATIONS: 12.0%
		U.S. Treasury Bonds: 3.7%
4,607,000		3.125%, due 05/15/19	4,998,056	0.6
16,689,500		4.500%, due 08/15/39	19,975,245	2.3
5,257,000		3.750%–9.875%, due 11/15/15–05/15/37	6,822,645	0.8
			31,795,946	3.7

		U.S. Treasury Notes: 8.3%
3,304,000		0.500%, due 08/15/14	3,314,906	0.4
28,325,000		0.875%, due 12/31/16	28,305,088	3.3
4,218,000		3.125%, due 05/15/21	4,527,761	0.5
25,641,000		2.125%, due 05/31/15	26,508,897	3.0
8,904,900		1.875%–3.500%, due 04/30/14–05/15/20	9,395,785	1.1
			72,052,437	8.3

		Total U.S. Treasury Obligations
		(Cost $101,947,167)	103,848,383	12.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.8%

		Federal Home Loan Mortgage Corporation: 3.8%##
31,690,366	W	1.869%–6.500%, due 04/01/16–07/01/43	33,065,897	3.8

		Federal National Mortgage Association: 6.7%##
10,540,000	W	3.500%, due 03/25/41	10,642,106	1.2
43,831,198	W	2.500%–7.500%, due 08/01/13–01/01/42	47,204,766	5.5
164,143		3.154%–5.500%, due 02/25/18–05/01/35	175,818	0.0
			58,022,690	6.7

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 2.2%
4,292,000		3.500%, due 02/20/42	$4,406,006	0.5
14,359,396		3.000%–6.000%, due 09/15/32–06/20/43	15,233,657	1.7
			19,639,663	2.2

		Other U.S. Agency Obligations: 0.1%
425,000		Other Securities	589,818	0.1

		Total U.S. Government Agency Obligations
		(Cost $108,063,211)	111,318,068	12.8

ASSET-BACKED SECURITIES: 0.7%
		Home Equity Asset-Backed Securities: 0.2%
936,357	#	Bayview Financial Revolving Mortgage Loan Trust, 1.795%, 12/28/40	452,163	0.1
1,627,875		Other Securities	1,114,808	0.1
			1,566,971	0.2

		Other Asset-Backed Securities: 0.5%
175,920	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	176,026	0.0
710,000	#	Race Point IV CLO Ltd., 0.474%, 08/01/21	697,288	0.1
3,011,035		Other Securities	3,302,650	0.4
			4,175,964	0.5

		Total Asset-Backed Securities
		(Cost $6,449,778)	5,742,935	0.7

		Total Long-Term Investments
		(Cost $741,768,274)	862,777,364	99.4

SHORT-TERM INVESTMENTS: 2.5%
		Commercial Paper: 1.5%
12,921,000		HSBC USA Inc., 0.050%, 07/01/13
		(Cost $12,920,982)	12,920,982	1.5

		Securities Lending Collateralcc(1): 1.0%
2,138,049		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,138,070, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $2,180,818, due 07/03/13–05/15/37)	2,138,049	0.3

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
450,111		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $450,117, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $459,113, due 07/05/13–08/15/21)	$450,111	0.1
2,138,049		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,138,075, collateralized by various U.S. Government Agency Obligations, 1.370%–7.900%, Market Value plus accrued interest $2,180,856, due 05/01/15–01/01/47)	2,138,049	0.2
2,138,049		Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,138,075, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $2,180,810, due 06/01/18–04/01/43)	2,138,049	0.2
2,138,049		Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,138,077, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $2,180,810, due 12/04/13–08/27/32)	2,138,049	0.2
			9,002,307	1.0

		Total Short-Term Investments
		(Cost $21,923,289)	21,923,289	2.5

		Total Investments in Securities (Cost $763,691,563)	$884,700,653	101.9
		Liabilities in Excess of Other Assets	(16,819,257)	(1.9)
		Net Assets	$867,881,396	100.0

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $777,925,646.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$130,027,443
Gross Unrealized Depreciation	(23,252,436)
Net Unrealized Appreciation	$106,775,007

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$61,257,034	$—	$—	$61,257,034
Consumer Staples	57,420,449	13,222,896	—	70,643,345
Energy	50,342,028	2,383,580	—	52,725,608
Financials	105,399,229	8,836,955	—	114,236,184
Health Care	64,245,178	2,124,701	—	66,369,879
Industrials	63,122,983	1,307,305	—	64,430,288
Information Technology	42,971,149	2,068,406	—	45,039,555
Materials	13,109,654	1,913,082	—	15,022,736
Telecommunication Services	17,230,936	3,063,100	—	20,294,036
Utilities	11,538,766	2,622,063	—	14,160,829
Total Common Stock	486,637,406	37,542,088	—	524,179,494
Preferred Stock	2,455,926	1,765,579	—	4,221,505
Corporate Bonds/Notes	—	82,109,864	—	82,109,864
Collateralized Mortgage Obligations	—	19,393,084	—	19,393,084
Municipal Bonds	—	1,202,310	—	1,202,310
Short-Term Investments	—	21,923,289	—	21,923,289
U.S. Treasury Obligations	—	103,848,383	—	103,848,383
U.S. Government Agency Obligations	—	111,318,068	—	111,318,068
Asset-Backed Securities	—	5,566,909	176,026	5,742,935
Foreign Government Bonds	—	10,761,721	—	10,761,721
Total Investments, at fair value	$489,093,332	$395,431,295	$176,026	$884,700,653

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Utilities	54.7%
Telecommunication Services	16.3%
Energy	14.7%
Consumer Discretionary	9.4%
Financials	1.5%
Industrials	0.8%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 89.9%
		Consumer Discretionary: 9.4%
603,580		Comcast Corp. — Special Class A	$23,944,019	3.8
120,107	@	Liberty Global PLC — A	8,897,526	1.4
127,296		Time Warner Cable, Inc.	14,318,254	2.3
3,542,248		Other Securities	11,657,290	1.9
			58,817,089	9.4

		Energy: 14.7%
141,930		Enbridge, Inc.	5,966,269	1.0
91,260	@	Ensco PLC	5,304,031	0.9
159,460		EQT Corp.	12,656,340	2.0
461,811	@	Kinder Morgan, Inc./Delaware	17,618,090	2.8
208,110		QEP Resources, Inc.	5,781,296	0.9
220,250		Spectra Energy Corp.	7,589,815	1.2
271,241		Williams Companies, Inc.	8,807,195	1.4
159,740		Williams Partners L.P.	8,242,584	1.3
429,560		Other Securities	20,069,951	3.2
			92,035,571	14.7

		Financials: 1.5%
127,500		American Tower Corp.	9,329,175	1.5

		Industrials: 0.8%
1,094,100		Snam Rete Gas S.p.A.	4,981,786	0.8

		Telecommunication Services: 15.6%
4,305,540		Bezeq Israeli Telecommunication Corp., Ltd.	5,724,343	0.9
156,579		CenturyTel, Inc.	5,535,068	0.9
479,675		Mobile Telesystems OJSC ADR	8,267,128	1.3
63,970	@	SBA Communications Corp.	4,741,456	0.8
799,287		TDC A/S	6,477,878	1.0
427,119		Tim Participacoes SA ADR	7,944,413	1.3
111,990		Verizon Communications, Inc.	5,637,577	0.9

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
2,337,812	@	Vodafone Group PLC	$6,699,456	1.1
993,110		Windstream Corp.	7,656,878	1.2
183,550		Ziggo NV	7,372,650	1.2
15,373,504		Other Securities	31,065,203	5.0
			97,122,050	15.6

		Utilities: 47.9%
1,089,740		AES Corp.	13,065,983	2.1
159,520		American Electric Power Co., Inc.	7,143,306	1.1
792,180	@	Calpine Corp.	16,817,981	2.7
293,490		CenterPoint Energy, Inc.	6,894,080	1.1
570,800		CMS Energy Corp.	15,508,636	2.5
115,390		Duke Energy Corp.	7,788,825	1.2
334,390		Edison International	16,104,222	2.6
987,500		EDP — Energias do Brasil S.A.	4,956,641	0.8
2,001,362		EDP Renovaveis S.A.	10,270,726	1.6
346,393		Enagas	8,561,427	1.4
105,580		Energen Corp.	5,517,611	0.9
5,765,372		Energias de Portugal S.A.	18,597,613	3.0
267,841		Gaz de France	5,253,629	0.8
908,055		Iberdrola S.A.	4,798,685	0.8
123,150		NextEra Energy, Inc.	10,034,262	1.6
185,490		NiSource, Inc.	5,312,434	0.8
112,820		Northeast Utilities	4,740,696	0.8
578,429		NRG Energy, Inc.	15,444,054	2.5
142,460		OGE Energy Corp.	9,715,772	1.6
184,510		Oneok, Inc.	7,622,108	1.2
203,780		Portland General Electric Co.	6,233,630	1.0
92,120		PPL Corp.	2,787,551	0.4
335,560		Public Service Enterprise Group, Inc.	10,959,390	1.8
147,781	@	Red Electrica de Espana	8,126,041	1.3
128,260		Sempra Energy	10,486,538	1.7
18,018,462		Other Securities	65,891,154	10.6
			298,632,995	47.9

		Total Common Stock
		(Cost $497,553,701)	560,918,666	89.9

PREFERRED STOCK: 6.6%
		Utilities: 6.6%
771,286		Cia Energetica de Minas Gerais	6,847,503	1.1
126,320	@	Dominion Resources, Inc./VA	6,331,790	1.0
81,520	@	NextEra Energy, Inc.	4,527,621	0.7
122,940	@	NextEra Energy, Inc. — Convertible	7,468,605	1.2
298,560	@	PPL Corp.	15,967,244	2.6

		Total Preferred Stock
		(Cost $41,456,265)	41,142,763	6.6

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.9%
		Telecommunication Services: 0.7%
1,891,000		SBA Communications Corp., 4.000%, 10/01/14	$4,644,769	0.7

		Utilities: 0.2%
910,000	#	Viridian Group FundCo II, 11.125%, 04/01/17	939,575	0.2

		Total Corporate Bonds/Notes
		(Cost $3,060,462)	5,584,344	0.9

		Total Long-Term Investments
		(Cost $542,070,428)	607,645,773	97.4

SHORT-TERM INVESTMENTS: 0.7%
		Commercial Paper: 0.7%
4,624,000		HSBC USA Inc., 0.050%, 07/01/13
		(Cost $4,623,994)	4,623,994	0.7

		Total Short-Term Investments
		(Cost $4,623,994)	4,623,994	0.7
		Total Investments in Securities (Cost $546,694,422)	$612,269,767	98.1
		Assets in Excess of Other Liabilities	11,859,758	1.9
		Net Assets	$624,129,525	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $549,887,894.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$94,984,694
Gross Unrealized Depreciation	(32,602,821)
Net Unrealized Appreciation	$62,381,873

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$53,366,705	$5,450,384	$—	$58,817,089
Energy	92,035,571	—	—	92,035,571
Financials	9,329,175	—	—	9,329,175
Industrials	—	4,981,786	—	4,981,786
Telecommunication Services	54,923,047	42,199,003	—	97,122,050
Utilities	213,266,146	85,366,849	—	298,632,995
Total Common Stock	422,920,644	137,998,022	—	560,918,666
Preferred Stock	25,175,519	15,967,244	—	41,142,763
Corporate Bonds/Notes	—	5,584,344	—	5,584,344
Short-Term Investments	—	4,623,994	—	4,623,994
Total Investments, at fair value	$448,096,163	$164,173,604	$—	$612,269,767
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,070,744	—	1,070,744
Total Assets	$448,096,163	$165,244,348	$—	$613,340,511
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(326,561)	$—	$(326,561)
Total Liabilities	$—	$(326,561)	$—	$(326,561)

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

(1)	For the six months ended June 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $7,508,725 and $6,799,847 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	55,437	Buy	07/16/13	$73,929	$72,163	$(1,766)
Barclays Bank PLC	EU Euro	203,586	Buy	07/16/13	265,475	265,013	(462)
Barclays Bank PLC	British Pound	1,175,000	Buy	09/18/13	1,842,547	1,786,171	(56,376)
Credit Suisse Group AG	EU Euro	271,264	Buy	07/16/13	358,737	353,110	(5,627)
Credit Suisse Group AG	British Pound	146,151	Buy	07/16/13	223,385	222,268	(1,117)
Deutsche Bank AG	EU Euro	149,199	Buy	07/16/13	197,873	194,215	(3,658)
Goldman Sachs & Co.	EU Euro	132,938	Buy	07/16/13	173,552	173,048	(504)
JPMorgan Chase & Co.	EU Euro	372,828	Buy	07/16/13	488,069	485,317	(2,752)
JPMorgan Chase & Co.	British Pound	7,407,000	Buy	07/16/13	11,460,288	11,264,623	(195,665)
JPMorgan Chase & Co.	EU Euro	311,606	Buy	07/16/13	415,627	405,624	(10,003)
JPMorgan Chase & Co.	British Pound	293,145	Buy	07/16/13	450,370	445,817	(4,553)
UBS Warburg LLC	EU Euro	132,369	Buy	07/16/13	172,128	172,308	180
UBS Warburg LLC	EU Euro	520,490	Buy	07/16/13	683,438	677,533	(5,905)
UBS Warburg LLC	EU Euro	163,744	Buy	07/16/13	217,735	213,149	(4,586)
							$(292,794)

Barclays Bank PLC	British Pound	411,386	Sell	07/15/13	$636,244	$625,644	$10,600
Barclays Bank PLC	British Pound	893,302	Sell	07/16/13	1,388,040	1,358,541	29,499
Barclays Bank PLC	EU Euro	34,853	Sell	07/16/13	44,858	45,369	(511)
Barclays Bank PLC	EU Euro	2,431	Sell	07/16/13	3,158	3,164	(6)
Barclays Bank PLC	EU Euro	12,670,073	Sell	09/18/13	16,884,772	16,497,834	386,938
Citigroup, Inc.	British Pound	410,377	Sell	07/16/13	622,683	624,104	(1,421)
Citigroup, Inc.	EU Euro	133,806	Sell	07/16/13	174,237	174,177	60
Credit Suisse Group AG	British Pound	6,146,496	Sell	07/16/13	9,418,829	9,347,638	71,191
Credit Suisse Group AG	EU Euro	235,133	Sell	07/16/13	307,869	306,077	1,792
Deutsche Bank AG	British Pound	242,955	Sell	07/16/13	378,876	369,487	9,389
Deutsche Bank AG	EU Euro	208,763	Sell	07/16/13	269,354	271,751	(2,397)
Deutsche Bank AG	EU Euro	187,168	Sell	07/16/13	245,522	243,641	1,881
Deutsche Bank AG	EU Euro	43,227	Sell	07/16/13	56,522	56,270	252
Deutsche Bank AG	EU Euro	223,238	Sell	07/16/13	290,436	290,594	(158)
Deutsche Bank AG	EU Euro	6,451,608	Sell	07/16/13	8,433,284	8,398,199	35,085
Deutsche Bank AG	British Pound	6,146,496	Sell	07/16/13	9,419,075	9,347,639	71,436
Goldman Sachs & Co.	EU Euro	176,710	Sell	07/16/13	226,765	230,027	(3,262)
JPMorgan Chase & Co.	EU Euro	58,875	Sell	07/16/13	77,073	76,639	434
JPMorgan Chase & Co.	British Pound	1,395,679	Sell	07/16/13	2,122,697	2,122,558	139
JPMorgan Chase & Co.	EU Euro	20,382	Sell	07/16/13	26,253	26,532	(279)
JPMorgan Chase & Co.	EU Euro	3,418,000	Sell	07/16/13	4,423,781	4,449,285	(25,504)
JPMorgan Chase & Co.	EU Euro	2,629,681	Sell	07/16/13	3,447,572	3,423,113	24,459
JPMorgan Chase & Co.	EU Euro	209,249	Sell	07/16/13	276,160	272,384	3,776
JPMorgan Chase & Co.	EU Euro	6,451,608	Sell	07/16/13	8,433,419	8,398,198	35,221
JPMorgan Chase & Co.	EU Euro	139,446	Sell	07/16/13	182,351	181,519	832
UBS Warburg LLC	British Pound	27,655	Sell	07/16/13	42,009	42,058	(49)
UBS Warburg LLC	EU Euro	12,670,073	Sell	09/18/13	16,885,406	16,497,834	387,572
UBS Warburg LLC	EU Euro	59,214	Sell	07/16/13	77,088	77,080	8
							$1,036,977

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,070,744
Total Asset Derivatives		$1,070,744
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$326,561
Total Liability Derivatives		$326,561

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(116,651)
Total	$(116,651)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$1,941,752
Total	$1,941,752

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Assets:
Forward foreign currency contracts	$427,037	$60	$72,983	$118,043	$—	$64,861	$387,760	$1,070,744
Total Assets	$427,037	$60	$72,983	$118,043	$—	$64,861	$387,760	$1,070,744
Liabilities:
Forward foreign currency contracts	$59,121	$1,421	$6,744	$6,213	$3,766	$238,756	$10,540	$326,561
Total Liabilities	$59,121	$1,421	$6,744	$6,213	$3,766	$238,756	$10,540	$326,561
Net OTC derivative instruments by counterparty, at fair value	$367,916	$(1,361)	$66,239	$111,830	$(3,766)	$(173,895)	$377,220	$744,183
Total collateral pledged by Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$367,916	$(1,361)	$66,239	$111,830	$(3,766)	$(173,895)	$377,220	$744,183

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

United Kingdom	34.8%
United States	31.5%
Switzerland	9.8%
France	6.3%
Germany	4.5%
Ireland	4.4%
Sweden	2.6%
Netherlands	1.7%
Italy	1.2%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.8%
		France: 6.3%
72,740		Legrand S.A.	$3,372,589	0.7
259,066		Sanofi	26,782,248	5.6
			30,154,837	6.3

		Germany: 4.5%
294,697		SAP AG	21,519,555	4.5

		Ireland: 4.4%
293,083	@	Accenture PLC	21,090,253	4.4

		Italy: 1.2%
763,606	L	Davide Campari-Milano S.p.A.	5,532,207	1.2

		Netherlands: 1.7%
523,089	@	DE Master Blenders 1753 NV	8,374,762	1.7

		Sweden: 2.6%
354,470		Swedish Match AB	12,581,748	2.6

		Switzerland: 9.8%
714,254		Nestle S.A.	46,869,633	9.8

		United Kingdom: 34.8%
168,166		Admiral Group PLC	3,387,548	0.7
869,812		British American Tobacco PLC	44,612,554	9.3
743,642		Diageo PLC	21,325,037	4.5
423,696		Experian Group Ltd.	7,363,780	1.5
567,885		Imperial Tobacco Group PLC	19,691,312	4.1

COMMON STOCK: (continued)
		United Kingdom: (continued)
495,769		Reckitt Benckiser PLC	$35,069,180	7.4
855,039		Unilever PLC	34,614,053	7.3
			166,063,464	34.8

		United States: 31.5%
31,764		3M Co.	3,473,394	0.7
400,054		Dr Pepper Snapple Group, Inc.	18,374,480	3.9
218,151	@, L	Herbalife Ltd.	9,847,336	2.1
140,199		Kraft Foods Group, Inc.	7,832,918	1.6
93,229		Mead Johnson Nutrition Co.	7,386,534	1.5
688,128		Microsoft Corp.	23,761,060	5.0
333,400		Mondelez International, Inc.	9,511,902	2.0
143,175		Moody’s Corp.	8,723,653	1.8
88,490		Nike, Inc.	5,635,043	1.2
242,687		Philip Morris International, Inc.	21,021,548	4.4
284,267		Procter & Gamble Co.	21,885,716	4.6
71,403		Visa, Inc.	13,048,898	2.7
			150,502,482	31.5

		Total Common Stock (Cost $361,716,897)	462,688,941	96.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateralcc(1): 2.4%
2,682,004		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,682,055, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $2,735,644, due 07/15/13–05/01/51)	2,682,004	0.6
2,682,004		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,682,030, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $2,735,655, due 07/03/13–05/15/37)	2,682,004	0.5

See Accompanying Notes to Financial Statements

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
564,622	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $564,629, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $575,914, due 07/05/13–08/15/21)	$564,622	0.1
2,682,004	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,682,037, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $2,735,644, due 06/01/18–04/01/43)	2,682,004	0.6
2,682,004	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,682,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $2,735,644, due 12/04/13–08/27/32)	2,682,004	0.6
		11,292,638	2.4

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments (Cost $11,292,638)	$11,292,638	2.4

	Total Investments in Securities (Cost $373,009,535)	$473,981,579	99.2
	Assets in Excess of Other Liabilities	3,667,693	0.8
	Net Assets	$477,649,272	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $375,585,513.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$101,040,167
Gross Unrealized Depreciation	(2,644,101)
Net Unrealized Appreciation	$98,396,066

Sector Diversification	Percentage of Net Assets
Consumer Staples	68.0%
Information Technology	13.9
Health Care	5.6
Financials	5.2
Industrials	2.9
Consumer Discretionary	1.2
Short-Term Investments	2.4
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
France	$—	$30,154,837	$—	$30,154,837
Germany	—	21,519,555	—	21,519,555
Ireland	21,090,253	—	—	21,090,253
Italy	—	5,532,207	—	5,532,207
Netherlands	8,374,762	—	—	8,374,762
Sweden	—	12,581,748	—	12,581,748
Switzerland	—	46,869,633	—	46,869,633
United Kingdom	—	166,063,464	—	166,063,464
United States	150,502,482	—	—	150,502,482
Total Common Stock	179,967,497	282,721,444	—	462,688,941
Short-Term Investments	—	11,292,638	—	11,292,638
Total Investments, at fair value	$179,967,497	$294,014,082	$—	$473,981,579

See Accompanying Notes to Financial Statements

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $8,726,937 were transferred from Level 2 to Level 1 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

U.S. Government Agency Obligations	51.4%
U.S. Treasury Obligations	33.9%
Corporate Bonds/Notes	10.6%
Foreign Government Bonds	7.1%
Collateralized Mortgage Obligations	6.2%
Asset-Backed Securities	4.4%
Municipal Bonds	3.6%
Preferred Stock	0.5%
Common Stock	0.0%
Liabilities in Excess of Other Assets*	(17.7)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 10.6%
		Consumer Staples: 1.3%
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	$6,568,650	0.2
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	29,179,112	0.9
3,800,000		Other Securities	4,414,392	0.2
			40,162,154	1.3

		Energy: 0.4%
1,000,000	#	OAO Novatek Via Novatek Finance Ltd., 5.326%, 02/03/16	1,052,500	0.0
1,045,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,060,675	0.0
1,500,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	1,771,875	0.1
7,400,000		Other Securities	7,930,434	0.3
			11,815,484	0.4

		Financials: 8.9%
CAD 4,000,000		American International Group, Inc., 4.900%, 06/02/14	3,911,701	0.1
EUR 1,100,000		American International Group, Inc., 6.797%, 11/15/17	1,708,976	0.1
500,000		American International Group, Inc., 5.450%, 05/18/17	551,977	0.0
36,800,000		Ally Financial, Inc., 3.475%–8.300%, 12/31/13–09/15/20	38,821,237	1.2

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
5,000,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	$5,042,655	0.2
7,000,000	#	Banco Santander Brazil SA/Cayman Islands, 2.373%, 03/18/14	6,967,415	0.2
23,500,000		Bank of America Corp., 6.500%, 08/01/16	26,509,692	0.8
13,600,000		Bank of America NA, 0.553%, 06/15/16	13,122,395	0.4
2,300,000	#	Bank of Montreal, 2.850%, 06/09/15	2,395,843	0.1
200,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	204,509	0.0
GBP 4,700,000		Barclays Bank PLC, 14.000%, 11/29/49	9,363,686	0.3
900,000		Barclays Bank PLC, 2.375%–5.200%, 01/13/14–07/10/14	921,568	0.0
1,400,000	#	BBVA, 4.500%, 03/10/16	1,459,500	0.0
2,700,000	#	BBVA, 6.500%, 03/10/21	2,848,500	0.1
8,900,000		BNP Paribas, 1.169%, 01/10/14	8,925,641	0.3
900,000	#, L	CIT Group, Inc., 5.250%, 04/01/14	915,750	0.0
2,000,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,580,962	0.1
7,700,000		Ford Motor Credit Co., LLC, 7.000%–8.700%, 10/01/14–12/15/16	8,521,513	0.3
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,495,500	0.1
3,700,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	3,639,779	0.1
4,800,000	#	Intesa Sanpaolo SpA, 2.674%, 02/24/14	4,818,403	0.2
GBP 7,400,000		LBG Capital No.1 PLC, 7.588%–7.869%, 05/12/20–08/25/20	11,425,488	0.4
GBP 4,800,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	7,394,598	0.2
EUR 1,300,000	L	Lloyds, 8.875%, 02/07/20	1,818,369	0.1
GBP 4,000,000	L	Lloyds, 7.867%–15.000%, 12/17/19–12/21/19	6,928,411	0.2
8,800,000		Merrill Lynch & Co., Inc., 6.500%–6.875%, 04/25/18–07/15/18	10,129,364	0.3

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
6,800,000	#	National Australia Bank Ltd., 0.998%, 04/11/14	$6,838,039	0.2
2,000,000	#	Pricoa Global Funding I, 0.476%, 09/27/13	2,000,560	0.1
12,000,000	#	RCI Banque SA, 2.148%, 04/11/14	12,027,120	0.4
3,900,000	#, L	Royal Bank of Scotland PLC, 6.990%, 10/29/49	3,685,500	0.1
30,200,000	#	SSIF Nevada L.P., 0.977%, 04/14/14	30,347,104	1.0
2,200,000	#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,215,684	0.1
10,600,000		Toyota Motor Credit Corp., 0.564%, 05/17/16	10,589,389	0.3
36,206,669		Other Securities	27,499,145	0.9
			278,625,973	8.9

		Industrials: 0.0%
99,187		Other Securities(a)	29,756	0.0

		Materials: 0.0%
1,100,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	1,078,000	0.0

		Utilities: 0.0%
600,000	#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	634,146	0.0

		Total Corporate Bonds/Notes (Cost $316,314,402)	332,345,513	10.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.2%
2,323,671	#	Banc of America Large Loan, Inc., 2.493%, 11/15/15	2,331,161	0.1
6,761,334	#	BCAP, LLC Trust, 5.250%, 08/26/37	6,854,661	0.2
11,323,181		Citigroup Mortgage Loan Trust, Inc., 2.550%–5.500%, 09/25/35–10/25/35	11,265,838	0.4
2,769,368	ˆ	Countrywide Alternative Loan Trust, 4.807%, 05/25/35	347,794	0.0
2,020,721	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.533%, 06/25/35	1,825,966	0.1
10,700,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	12,002,757	0.4

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
34,181,309	ˆ	First Horizon Alternative Mortgage Securities, 4.507%, 01/25/36	$3,630,233	0.1
3,565,392		First Horizon Alternative Mortgage Securities, 2.385%–5.166%, 03/25/35–02/25/36	3,308,988	0.1
EUR 23,156,004	L	German Residential Asset Note Distributor PLC, 1.615%, 01/20/21	30,065,491	1.0
16,946,428		Homebanc Mortgage Trust, 0.433%, 07/25/35	15,096,894	0.5
19,670,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%–6.093%, 08/12/48–03/12/51	21,974,988	0.7
1,400,000	#	Morgan Stanley Reremic Trust, 5.982%, 08/12/45	1,573,909	0.0
45,854	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	45,860	0.0
3,667,263	#	RBSSP Resecuritization Trust, 0.443%, 02/26/37	3,317,624	0.1
2,600,000		SLM Student Loan Trust, 0.776%, 10/25/17	2,591,466	0.1
14,783,609		SLM Student Loan Trust, 1.776%, 04/25/23	15,215,844	0.5
1,000,000	#	SLM Student Loan Trust, 2.843%, 12/16/19	1,020,735	0.0
63,173,990		Other Securities	58,068,898	1.8

		Consumer Discretionary: 0.1%
2,867,904	#	BCAP, LLC Trust, 5.250%, 02/26/36	2,626,633	0.1

		Federal Home Loan Mortgage Corporation: 0.0%
1,542,567		Freddie Mac, 1.574%, 07/25/44	1,584,355	0.0

		Total Collateralized Mortgage Obligations (Cost $183,691,695)	194,750,095	6.2

MUNICIPAL BONDS: 3.6%
		California: 1.7%
6,700,000		Los Angeles Unified School District, 4.500%, 07/01/22	7,284,173	0.2

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

MUNICIPAL BONDS: (continued)
		California: (continued)
4,500,000		Bay Area Toll Authority, 7.043%, 04/01/50	$5,789,700	0.2
7,700,000		Los Angeles Department of Airports, 6.582%, 05/15/39	9,335,788	0.3
4,700,000		State of California, 7.500%–7.600%, 04/01/34–11/01/40	6,296,926	0.2
10,700,000		University of California, 6.270%–6.548%, 05/15/31–05/15/48	11,851,433	0.4
10,600,000		Other Securities	11,168,028	0.4
			51,726,048	1.7

		Illinois: 0.3%
7,500,000		Chicago Transit Authority, 6.300%–6.899%, 12/01/21–12/01/40	8,642,144	0.3
570,000		Other Securities	578,254	0.0
			9,220,398	0.3

		Nebraska: 0.1%
1,500,000		Other Securities	1,667,070	0.1

		Nevada: 0.1%
2,300,000		Other Securities	3,000,764	0.1

		New Jersey: 0.3%
7,145,000		Other Securities	8,265,276	0.3

		New York: 0.7%
12,800,000		New York City Municipal Water Finance Authority, 5.000%–6.282%, 06/15/42–06/15/44	14,687,966	0.4
7,870,000		Other Securities	8,599,255	0.3
			23,287,221	0.7

		North Carolina: 0.1%
3,000,000		Other Securities	3,073,680	0.1

		Pennsylvania: 0.2%
6,700,000		Other Securities	7,393,865	0.2

		Texas: 0.1%
3,400,000		Other Securities	3,709,468	0.1

		Washington: 0.0%
1,560,000		Other Securities	1,286,298	0.0

		Total Municipal Bonds (Cost $100,556,969)	112,630,088	3.6

ASSET-BACKED SECURITIES: 4.4%
		Home Equity Asset-Backed Securities: 1.5%
27,300,000		Accredited Mortgage Loan Trust 2006-1, 0.473%, 04/25/36	18,428,701	0.6

ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
11,086,685		ACE Securities Corp., 1.093%–1.993%, 10/25/32–12/25/34	$10,011,814	0.3
12,702,397		Bear Stearns Asset Backed Securities Trust, 0.393%–0.623%, 11/25/35–04/25/37	9,245,946	0.3
10,969,238		Other Securities	9,460,233	0.3
			47,146,694	1.5

		Other Asset-Backed Securities: 2.9%
11,156,121	#	ACA CLO 2006-1 Ltd., 0.526%, 07/25/18	11,055,157	0.3
2,991,180		Bear Stearns Asset Backed Securities Trust, 0.273%–2.995%, 10/25/36	2,886,494	0.1
11,485,780	#	Halcyon Structured Asset Management Long/Short CLO Ltd., 0.498%, 08/07/21	11,363,422	0.4
10,872,808	#	Pacifica CDO Ltd., 0.536%, 01/26/20	10,794,382	0.3
35,332,624		Small Business Administration, 5.160%–5.902%, 02/10/18–03/01/28	38,850,827	1.2
19,996,466		Other Securities	17,969,951	0.6
			92,920,233	2.9
		Total Asset-Backed Securities (Cost $133,022,655)	140,066,927	4.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 51.4%
		Federal Home Loan Mortgage Corporation: 8.6%##
112,600,000		0.750%, due 01/12/18	109,141,041	3.5
21,600,000		1.000%, due 06/29/17	21,427,114	0.7
21,800,000		1.250%, due 05/12/17	21,848,875	0.7
114,694,882	W	0.543%–8.250%, due 02/01/14–10/25/44	117,735,713	3.7
			270,152,743	8.6

		Federal National Mortgage Association: 36.2%##
15,200,000		0.393%, due 10/27/37	15,206,414	0.5
21,000,000		0.875%, due 12/20/17	20,453,223	0.6
900,000	ˆ	2.310%, due 08/01/22	860,656	0.0
23,000,000	W	2.500%, due 02/25/27	23,140,155	0.7
9,800,000	ˆ	2.640%, due 06/01/22	9,521,652	0.3
2,100,000	ˆ	2.870%, due 09/01/27	1,897,046	0.1
62,000,000	W	3.000%, due 03/25/43	60,595,310	1.9
124,000,000	W	3.500%, due 02/25/26	129,192,500	4.1
15,000,000	W	3.500%, due 03/25/27	15,391,406	0.5
141,000,000	W	4.000%, due 02/25/39	146,931,912	4.7
29,000,000	W	4.000%, due 06/25/39	30,156,601	0.9
62,000,000	W	4.500%, due 07/15/35	65,623,125	2.1
35,000,000	W	4.500%, due 08/01/39	36,979,688	1.2
23,900,226		4.500%, due 09/01/40	25,348,721	0.8
17,384,706		4.500%, due 12/01/40	18,424,686	0.6

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
23,901,355		4.500%, due 11/01/41	$25,350,182	0.8
17,000,000	W	5.000%, due 07/01/37	18,297,583	0.6
31,000,000	W	5.500%, due 08/25/38	33,673,759	1.1
436,679,313	W	0.693%–6.500%, due 12/01/13–10/01/44	463,487,890	14.7
50,360		5.500%, due 05/01/36	54,252	0.0
			1,140,586,761	36.2

		Government National Mortgage Association: 6.6%
48,000,000	W	3.000%, due 11/15/41	49,387,502	1.6
18,900,000		3.000%, due 06/15/43	18,735,472	0.6
46,000,000	W	3.000%, due 07/01/43	45,489,690	1.4
92,694,561	W	1.625%–5.000%, due 01/20/27–06/15/43	94,062,535	3.0
			207,675,199	6.6
		Total U.S. Government Agency Obligations (Cost $1,631,731,970)	1,618,414,703	51.4

U.S. TREASURY OBLIGATIONS: 33.9%
		Treasury Inflation Indexed Protected Securities: 9.0%
18,605,528		0.125%, due 07/15/22	18,184,001	0.6
63,045,160	S	1.750%, due 01/15/28	70,615,497	2.2
22,845,615		2.000%, due 01/15/26	26,380,448	0.8
33,184,109		2.375%, due 01/15/25	39,527,981	1.3
62,149,934		2.375%, due 01/15/27	74,769,292	2.4
13,429,820	S	2.500%, due 01/15/29	16,549,111	0.5
32,119,790		0.125%–3.875%, due 04/15/17–04/15/29	35,658,813	1.2
			281,685,143	9.0

		U.S. Treasury Bonds: 2.0%
63,000,000		2.000%, due 02/15/23	60,590,754	1.9
4,000,000		1.750%–2.000%, due 02/15/22–05/15/23	3,889,531	0.1
			64,480,285	2.0

		U.S. Treasury Notes: 22.9%
19,700,000		1.125%, due 05/31/19	19,112,073	0.6
96,200,000		0.625%, due 04/30/18	92,934,491	3.0
64,100,000	S	0.750%, due 10/31/17	62,875,562	2.0
40,800,000		0.750%, due 12/31/17	39,905,909	1.3
94,700,000	S	0.750%, due 02/28/18	92,350,966	2.9
76,000,000		0.750%, due 03/31/18	73,951,572	2.3
25,700,000		0.875%, due 07/31/19	24,467,197	0.8
47,000,000		1.000%, due 06/30/19	45,164,086	1.4
35,100,000		1.000%, due 08/31/19	33,594,526	1.1
36,600,000		1.000%, due 09/30/19	34,984,439	1.1
58,700,000	S	1.000%, due 11/30/19	55,902,593	1.8
17,500,000		1.250%, due 02/29/20	16,838,290	0.5
88,500,000	S	1.500%, due 08/31/18	88,735,056	2.8
34,000,000		0.250%–2.875%, due 04/15/16–08/15/21	33,381,053	1.1
5,900,000		Other Securities	6,163,193	0.2
			720,361,006	22.9
		Total U.S. Treasury Obligations (Cost $1,098,233,098)	1,066,526,434	33.9

FOREIGN GOVERNMENT BONDS: 7.1%
4,800,000	#	ANZ New Zealand Int’l Ltd., 6.200%, 07/19/13	$4,817,645	0.2
EUR 1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,485,643	0.1
1,200,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,257,356	0.0
1,000,000	#	BPCE S.A., 2.375%, 10/04/13	1,004,650	0.0
BRL 67,906,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	29,798,779	0.9
BRL 4,030,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21-01/01/23	1,787,850	0.1
3,400,000	#	Corp. Nacional del Cobre de Chile — CODELCO, 7.500%, 01/15/19	4,082,305	0.1
3,700,000	#, L	EDF SA, 5.500%, 01/26/14	3,796,252	0.1
1,900,000		Export-Import Bank of Korea, 5.125%, 06/29/20	2,020,211	0.1
19,200,000		Export-Import Bank of Korea, 5.875%, 01/14/15	20,450,381	0.6
1,100,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,163,044	0.0
MXN 175,700,000		Mexican Bonos, 6.000%–10.000%, 06/18/15–12/05/24	17,054,781	0.6
9,000,000		Petrobras International Finance Co., 3.875%, 01/27/16	9,303,228	0.3
21,100,000		Petrobras International Finance Co., 7.875%, 03/15/19	24,495,264	0.8
2,900,000		Province of Ontario Canada, 1.650%–4.400%, 07/16/18–04/14/20	3,056,086	0.1
CAD 57,900,000		Province of Ontario Canada, 2.850%–6.500%, 03/08/17–06/02/39	59,816,619	1.9
3,400,000		Province of Quebec Canada, 2.750%–3.500%, 07/29/20–08/25/21	3,413,502	0.1
CAD 18,200,000		Province of Quebec Canada, 3.000%–4.500%, 12/01/16–09/01/23	18,205,460	0.6

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
200,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	$208,580	0.0
3,100,000	#	State Bank of India/London, 4.500%, 07/27/15	3,232,153	0.1
2,700,000	#, L	Temasek Financial I Ltd., 4.300%, 10/25/19	2,923,209	0.1
1,100,000	#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,146,750	0.0
9,800,000		Other Securities(b)	7,859,417	0.3

		Total Foreign Government Bonds (Cost $220,622,667)	222,379,165	7.1

Shares			Value	Percentage of Net Assets

COMMON STOCK: —%
		Consumer Discretionary: —%
192,000		Other Securities	—	—

		Total Common Stock (Cost $0)	—	—

PREFERRED STOCK: 0.5%
		Financials: 0.5%
2,000	#, @, P	Ally Financial, Inc.	1,901,062	0.1
12,080	@	Wells Fargo & Co.	14,423,520	0.4

		Total Preferred Stock (Cost $10,429,654)	16,324,582	0.5

		Total Long-Term Investments (Cost $3,694,603,110)	3,703,437,507	117.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.9%
		U.S. Treasury Bills: 3.5%
4,800,000		United States Treasury Bill, 0.020%, 08/22/13	4,799,866	0.1
62,676,000	S	United States Treasury Bill, 0.030%, 08/08/13	62,673,892	2.0
4,225,000	S	United States Treasury Bill, 0.040%, 10/03/13	4,224,544	0.1
40,000,000		United States Treasury Bill, 0.050%, 09/26/13	39,996,840	1.3
			111,695,142	3.5

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): 0.4%
2,957,640		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,957,696, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $3,016,793, due 07/15/13–05/01/51)	$2,957,640	0.1
2,957,640		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,957,669, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $3,016,804, due 07/03/13–05/15/37)	2,957,640	0.1
622,650		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $622,658, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $635,103, due 07/05/13–08/15/21)	622,650	0.0
2,957,640		Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,957,676, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $3,016,793, due 06/01/18–04/01/43)	2,957,640	0.1

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,957,640	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,957,679, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $3,016,793, due 12/04/13–08/27/32)	$2,957,640	0.1
		12,453,210	0.4

	Total Short-Term Investments (Cost $124,146,623)	124,148,352	3.9

	Total Investments in Securities (Cost $3,818,749,733)	$3,827,585,859	121.6
	Liabilities in Excess of Other Assets	(680,643,410)	(21.6)
	Net Assets	$3,146,942,449	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	The grouping contains securities in default.

(b)	This grouping contains securities on loan.

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	EU Euro

GBP	British Pound

MXN	Mexican Peso

Cost for federal income tax purposes is $3,823,967,149.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$84,055,936
Gross Unrealized Depreciation	(80,437,226)
Net Unrealized Appreciation	$3,618,710

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	14,423,520	1,901,062	—	16,324,582
Corporate Bonds/Notes	—	332,345,513	—	332,345,513
Collateralized Mortgage Obligations	—	194,303,201	446,894	194,750,095
Municipal Bonds	—	112,630,088	—	112,630,088
Short-Term Investments	—	124,148,352	—	124,148,352
U.S. Treasury Obligations	—	1,066,526,434	—	1,066,526,434
Foreign Government Bonds	—	222,379,165	—	222,379,165
U.S. Government Agency Obligations	—	1,618,414,703	—	1,618,414,703
Asset-Backed Securities	—	140,066,927	—	140,066,927
Total Investments, at fair value	$14,423,520	$3,812,715,445	$446,894	$3,827,585,859
Other Financial Instruments+
Futures	44,761	—	—	44,761
Swaps	—	29,744,341	—	29,744,341
Forward Foreign Currency Contracts	—	6,547,187	—	6,547,187
Total Assets	$14,468,281	$3,849,006,973	$446,894	$3,863,922,148
Liabilities Table
Other Financial Instruments+
Written Options	$(800,948)	$(7,413,478)	$—	$(8,214,426)
Futures	(6,769,809)	—	—	(6,769,809)
Swaps	—	(17,910,316)	—	(17,910,316)
Forward Foreign Currency Contracts	—	(6,063,155)	—	(6,063,155)
Total Liabilities	$(7,570,757)	$(31,386,949)	$—	$(38,957,706)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	3,504,000	Buy	07/02/13	$4,655,173	$4,560,956	$(94,217)
Barclays Bank PLC	EU Euro	1,282,000	Buy	07/02/13	1,703,177	1,668,706	(34,471)
Barclays Bank PLC	EU Euro	1,181,000	Buy	07/02/13	1,546,003	1,537,240	(8,763)
Barclays Bank PLC	Japanese Yen	505,000,000	Buy	07/18/13	5,181,257	5,092,065	(89,192)
Barclays Bank PLC	EU Euro	1,870,000	Buy	07/02/13	2,417,413	2,434,072	16,659
Barclays Bank PLC	Mexican Peso	2,656,757	Buy	09/18/13	196,252	203,585	7,333
Barclays Bank PLC	Malaysian Ringgit	1,219,200	Buy	07/15/13	400,000	385,527	(14,473)
Barclays Bank PLC	Malaysian Ringgit	1,216,000	Buy	07/15/13	400,000	384,515	(15,485)
Barclays Bank PLC	Malaysian Ringgit	1,217,000	Buy	07/15/13	400,000	384,832	(15,168)
BNP Paribas Bank	Danish Krone	67,725,000	Buy	08/15/13	11,733,829	11,824,834	91,005
BNP Paribas Bank	Mexican Peso	7,087,247	Buy	09/18/13	545,034	543,089	(1,945)
Citigroup, Inc.	EU Euro	4,400,000	Buy	07/02/13	5,863,414	5,727,228	(136,186)
Citigroup, Inc.	EU Euro	5,195,000	Buy	07/02/13	6,922,826	6,762,034	(160,792)
Citigroup, Inc.	British Pound	1,962,000	Buy	07/02/13	3,078,908	2,984,121	(94,787)
Citigroup, Inc.	EU Euro	1,251,000	Buy	07/02/13	1,656,248	1,628,355	(27,893)
Citigroup, Inc.	British Pound	825,000	Buy	07/02/13	1,283,779	1,254,791	(28,988)
Citigroup, Inc.	British Pound	700,000	Buy	07/02/13	1,089,267	1,064,671	(24,596)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	3,439,000	Buy	07/02/13	$4,461,724	$4,476,349	$14,625
Citigroup, Inc.	Japanese Yen	253,200,000	Buy	07/18/13	2,564,492	2,553,090	(11,402)
Credit Suisse Group AG	EU Euro	3,182,000	Buy	07/02/13	4,241,281	4,141,827	(99,454)
Credit Suisse Group AG	British Pound	872,000	Buy	07/02/13	1,369,786	1,326,277	(43,509)
Credit Suisse Group AG	Japanese Yen	116,600,000	Buy	07/18/13	1,236,692	1,175,713	(60,979)
Credit Suisse Group AG	EU Euro	1,059,000	Buy	08/02/13	1,381,439	1,378,626	(2,813)
Credit Suisse Group AG	Danish Krone	210,000	Buy	08/15/13	36,738	36,666	(72)
Credit Suisse Group AG	Malaysian Ringgit	913,800	Buy	07/15/13	300,000	288,956	(11,044)
Credit Suisse Group AG	Indonesian Rupiah	992,200,000	Buy	08/12/13	100,000	99,505	(495)
Deutsche Bank AG	EU Euro	2,880,000	Buy	07/02/13	3,859,710	3,748,731	(110,979)
Deutsche Bank AG	EU Euro	5,392,000	Buy	07/02/13	7,131,163	7,018,458	(112,705)
Deutsche Bank AG	EU Euro	3,185,000	Buy	07/02/13	4,163,356	4,145,732	(17,624)
Deutsche Bank AG	Japanese Yen	137,000,000	Buy	07/18/13	1,438,503	1,381,412	(57,091)
Deutsche Bank AG	EU Euro	2,111,000	Buy	07/02/13	2,715,856	2,747,767	31,911
Deutsche Bank AG	EU Euro	786,000	Buy	08/02/13	1,029,676	1,023,229	(6,447)
HSBC	EU Euro	1,588,000	Buy	07/02/13	2,117,789	2,067,009	(50,780)
HSBC	EU Euro	2,450,000	Buy	07/02/13	3,267,369	3,189,025	(78,344)
HSBC	British Pound	700,000	Buy	07/02/13	1,097,543	1,064,672	(32,871)
HSBC	EU Euro	3,869,000	Buy	08/02/13	5,062,200	5,036,736	(25,464)
JPMorgan Chase & Co.	EU Euro	1,270,000	Buy	07/02/13	1,661,496	1,653,086	(8,410)
JPMorgan Chase & Co.	Japanese Yen	658,100,000	Buy	07/18/13	6,913,723	6,635,817	(277,906)
JPMorgan Chase & Co.	Mexican Peso	1,839,763	Buy	09/18/13	136,117	140,979	4,862
JPMorgan Chase & Co.	EU Euro	4,193,000	Buy	09/17/13	5,623,190	5,459,723	(163,467)
JPMorgan Chase & Co.	Mexican Peso	3,801,113	Buy	09/18/13	296,882	291,275	(5,607)
JPMorgan Chase & Co.	Mexican Peso	3,645,454	Buy	09/18/13	282,992	279,347	(3,645)
JPMorgan Chase & Co.	Mexican Peso	181,250,116	Buy	09/18/13	14,679,689	13,889,026	(790,663)
JPMorgan Chase & Co.	Indonesian Rupiah	5,952,000,000	Buy	08/12/13	600,000	596,908	(3,092)
Morgan Stanley	EU Euro	2,210,000	Buy	07/02/13	2,915,834	2,876,630	(39,204)
Morgan Stanley	Mexican Peso	3,673,422	Buy	09/18/13	288,452	281,490	(6,962)
Morgan Stanley	Mexican Peso	5,722,035	Buy	09/18/13	447,842	438,474	(9,368)
Morgan Stanley	Mexican Peso	3,656,579	Buy	09/18/13	284,723	280,200	(4,523)
Royal Bank of Scotland Group PLC	EU Euro	2,260,000	Buy	07/02/13	2,993,234	2,941,712	(51,522)
Royal Bank of Scotland Group PLC	EU Euro	34,041,000	Buy	08/02/13	44,811,470	44,315,198	(496,272)
Royal Bank of Scotland Group PLC	Danish Krone	22,305,000	Buy	08/15/13	3,964,449	3,894,469	(69,980)
UBS Warburg LLC	Mexican Peso	7,316,135	Buy	09/18/13	557,067	560,628	3,561
UBS Warburg LLC	Mexican Peso	7,191,920	Buy	09/18/13	555,386	551,110	(4,276)
							$(3,233,970)

Barclays Bank PLC	Japanese Yen	73,500,000	Sell	07/18/13	$754,104	$741,123	$12,981
Barclays Bank PLC	Mexican Peso	20,392,000	Sell	09/18/13	1,574,550	1,562,620	11,930
Barclays Bank PLC	Danish Krone	88,339,700	Sell	08/15/13	15,647,143	15,424,176	222,967
Barclays Bank PLC	Canadian Dollar	88,836,000	Sell	09/23/13	87,236,090	84,295,808	2,940,282
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	130,367	(4,028)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	130,425	(3,972)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	130,453	(3,953)
BNP Paribas Bank	Japanese Yen	476,800,000	Sell	07/18/13	4,867,939	4,807,716	60,223
Citigroup, Inc.	EU Euro	700,000	Sell	04/01/14	887,145	912,571	(25,426)
Credit Suisse Group AG	EU Euro	3,293,150	Sell	11/01/13	4,255,474	4,289,025	(33,551)
Credit Suisse Group AG	EU Euro	1,100,000	Sell	06/02/14	1,394,800	1,434,672	(39,872)
Deutsche Bank AG	EU Euro	97,000	Sell	08/02/13	127,072	126,276	796
Deutsche Bank AG	Malaysian Ringgit	1,034,550	Sell	07/15/13	333,672	327,139	6,533
Deutsche Bank AG	EU Euro	51,100,000	Sell	08/01/13	64,359,428	66,522,599	(2,163,171)
Goldman Sachs & Co.	British Pound	23,597,000	Sell	08/02/13	36,431,054	35,882,170	548,884
HSBC	British Pound	28,656,000	Sell	07/02/13	43,442,496	43,584,596	(142,100)
HSBC	Malaysian Ringgit	618,600	Sell	07/15/13	200,000	195,610	4,390
HSBC	Brazilian Real	2,069,559	Sell	08/02/13	947,253	920,843	26,410
HSBC	Mexican Peso	8,356,158	Sell	09/18/13	654,000	640,324	13,676
HSBC	Mexican Peso	6,214,968	Sell	09/18/13	486,000	476,247	9,753

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	Indonesian Rupiah	6,944,200,000	Sell	08/12/13	$701,080	$696,413	$4,667
JPMorgan Chase & Co.	Malaysian Ringgit	927,750	Sell	07/15/13	300,000	293,367	6,633
JPMorgan Chase & Co.	Mexican Peso	6,168,687	Sell	09/18/13	471,000	472,701	(1,701)
JPMorgan Chase & Co.	Mexican Peso	3,005,519	Sell	09/18/13	226,200	230,310	(4,110)
JPMorgan Chase & Co.	Mexican Peso	9,204,936	Sell	09/18/13	724,000	705,366	18,634
Morgan Stanley	EU Euro	14,609,000	Sell	07/02/13	18,870,475	19,015,698	(145,223)
Morgan Stanley	Brazilian Real	1,113,450	Sell	08/02/13	500,000	495,426	4,574
Morgan Stanley	Brazilian Real	694,252	Sell	08/02/13	311,687	308,905	2,782
Morgan Stanley	Brazilian Real	1,314,840	Sell	08/02/13	600,000	585,033	14,967
Morgan Stanley	Japanese Yen	100,000	Sell	07/18/13	1,022	1,008	14
Morgan Stanley	Mexican Peso	3,451,875	Sell	09/18/13	263,000	264,514	(1,514)
Morgan Stanley	Mexican Peso	3,053,282	Sell	09/18/13	230,600	233,970	(3,370)
Morgan Stanley	Mexican Peso	29,022,812	Sell	09/18/13	2,246,000	2,223,991	22,009
Royal Bank of Scotland Group PLC	EU Euro	34,041,000	Sell	07/02/13	44,804,764	44,309,218	495,546
UBS Warburg LLC	Malaysian Ringgit	1,033,900	Sell	07/15/13	333,678	326,933	6,745
UBS Warburg LLC	Malaysian Ringgit	951,200	Sell	07/15/13	306,938	300,782	6,156
UBS Warburg LLC	Japanese Yen	1,293,015,000	Sell	07/18/13	13,096,847	13,037,853	58,994
UBS Warburg LLC	Brazilian Real	35,426,204	Sell	08/02/13	17,435,871	15,762,765	1,673,106
UBS Warburg LLC	Mexican Peso	25,841,580	Sell	09/18/13	2,004,000	1,980,216	23,784
UBS Warburg LLC	EU Euro	2,200,000	Sell	09/04/13	2,777,214	2,864,452	(87,238)
Credit Suisse Group AG	EU Euro	15,837,993	Sell	09/20/13	20,802,808	20,623,013	179,795
							$3,718,002

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	48	12/15/14	$15,522,870	$4,938
3-Month Euro Euribor	41	03/16/15	13,248,445	(23,542)
3-Month Euro Euribor	40	06/15/15	12,913,597	(25,078)
3-Month Euro Euribor	3	09/14/15	967,592	(1,726)
90-Day Eurodollar	228	09/15/14	56,677,950	37,565
90-Day Eurodollar	47	12/15/14	11,670,687	2,258
90-Day Eurodollar	1,316	03/16/15	326,285,750	(470,832)
90-Day Eurodollar	2,248	06/15/15	556,295,700	(698,420)
90-Day Eurodollar	507	09/14/15	125,171,962	(484,199)
90-Day Eurodollar	1,141	12/14/15	280,971,250	(1,741,657)
90-Day Eurodollar	319	03/14/16	78,342,412	(598,682)
U.S. Treasury 10-Year Note	871	09/19/13	110,235,938	(2,725,673)
			$1,588,304,153	$(6,725,048)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD 2,218,347	$33,678	$—	$33,678
						$33,678	$—	$33,678

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%)(4)	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD 500,000	$(2,475)	$(2,711)	$236
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD 1,000,000	(6,518)	(6,898)	380
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	1.400	USD 21,100,000	(226,541)	(75,265)	(151,276)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD 9,100,000	(116,820)	(15,102)	(101,718)
Credit Suisse Group AG	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD 2,000,000	(9,899)	(19,901)	10,002
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD 500,000	(2,475)	(2,532)	57
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD 3,000,000	(14,848)	(31,447)	16,599
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD 5,700,000	(28,211)	(23,749)	(4,462)
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD 1,800,000	(11,732)	(7,933)	(3,799)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD 500,000	(3,259)	(2,094)	(1,165)
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.318	USD 1,800,000	38,244	—	38,244
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	0.318	USD 7,600,000	135,680	—	135,680
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	0.318	USD 6,200,000	116,698	—	116,698
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.318	USD 4,500,000	87,428	—	87,428
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	0.318	USD 3,600,000	79,106	—	79,106
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	0.318	USD 7,000,000	181,228	—	181,228
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	0.318	USD 4,200,000	79,665	—	79,665
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	0.318	USD 3,900,000	83,807	—	83,807
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/14	0.412	USD 14,400,000	125,990	(165,634)	291,624
Credit Suisse Group AG	Metlife Inc.	Sell	1.000	12/20/14	0.412	USD 8,100,000	70,869	(62,235)	133,104
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/14	0.821	USD 5,600,000	12,344	(93,673)	106,017
Credit Suisse Group AG	Morgan Stanley	Sell	1.000	09/20/14	0.821	USD 6,500,000	14,328	(105,097)	119,425
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	0.532	USD 1,300,000	12,056	8,134	3,922
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	0.532	USD 4,000,000	37,096	25,774	11,322
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/16	0.708	USD 300,000	2,585	1,865	720
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	1.021	USD 600,000	(272)	(6,105)	5,833
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.263	USD 1,300,000	19,035	4,510	14,525
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.733	USD 2,000,000	9,238	(15,095)	24,333
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.733	USD 2,000,000	9,238	(15,405)	24,643
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.789	USD 1,000,000	4,682	(6,675)	11,357
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	0.914	USD 9,100,000	23,184	—	23,184
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.733	USD 1,000,000	4,619	(7,702)	12,321
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	0.880	USD 6,500,000	21,181	(25,582)	46,763
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	0.914	USD 9,400,000	23,948	13,062	10,886
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.132	EUR 13,700,000	46,963	(84,514)	131,477
Credit Suisse Group AG	Wells Fargo & Co.	Sell	1.000	09/20/13	0.132	USD 17,500,000	35,393	(5,761)	41,154
							$851,555	$(727,765)	$1,579,320

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 3-month USD-LIBOR	10/15/17	USD 200,200,000	$(3,092,497)	$(2,856,532)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD 181,800,000	25,053,721	12,366,009
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD 80,700,000	(12,657,383)	14,487,820
Receive a fixed rate equal to 1.500% and pay a floating rate based on 3-month USD-LIBOR	03/18/16	USD 883,400,000	3,085,153	(3,865,468)
			$12,388,994	$20,131,829

ING PIMCO Total Return Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 9.130% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Deutsche Bank AG	01/02/17	BRL 3,000,000	$(52,891)	$10,098	$(62,989)
Receive a fixed rate equal to 9.095% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/17	BRL 2,800,000	(51,190)	—	(51,190)
Receive a fixed rate equal to 8.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/17	BRL 700,000	(13,648)	(3)	(13,645)
Receive a fixed rate equal to 9.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/17	BRL 1,000,000	(17,723)	3,121	(20,844)
Receive a fixed rate equal to 8.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/17	BRL 8,100,000	(159,002)	(5,726)	(153,276)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN 11,100,000	12,495	3,576	8,919
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN 122,400,000	9,342	(44,138)	53,480
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN 1,700,000	(2,478)	(839)	(1,639)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN 2,200,000	(12,100)	(6,286)	(5,814)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN 5,100,000	(19,996)	(8,857)	(11,139)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: BNP Paribas Bank	06/05/23	MXN 2,500,000	$(13,750)	$(3,207)	$(10,543)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN 23,500,000	208,852	—	208,852
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN 5,100,000	(28,049)	(8,568)	(19,481)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN 5,300,000	(29,149)	(13,022)	(16,127)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN 30,300,000	34,107	8,630	25,477
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN 100,600,000	7,678	(22,514)	30,192
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN 5,300,000	(7,727)	(2,884)	(4,843)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN 90,000,000	(228,588)	(143,047)	(85,541)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN 80,200,000	(491,410)	(150,950)	(340,460)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN 6,400,000	(35,199)	(10,496)	(24,703)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN 7,300,000	(28,622)	(30,400)	1,778
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN 18,000,000	20,283	6,570	13,713
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN 48,000,000	3,664	(17,796)	21,460
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN 57,000,000	(144,796)	(92,002)	(52,794)
Receive a fixed rate equal to 6.350% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN 104,100,000	(10,719)	116,897	(127,616)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN 63,700,000	$(390,349)	$(113,889)	$(276,460)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: UBS Warburg LLC	09/13/17	MXN 10,000,000	763	(1,385)	2,148
			$(1,440,202)	$(527,117)	$(913,085)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2013:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Call Option on Euro-Bund	EUR 148.00	09/13/13	23	$12,176	$(1,198)
Call Option on U.S. Treasury 10-Year Note	USD 133.00	08/23/13	265	78,231	(8,281)
Put Option on Euro-Bund	EUR 142.00	09/13/13	23	22,410	(50,296)
Put Option on U.S. Treasury 10-Year Note	USD 129.00	08/23/13	265	154,083	(741,173)
				$266,900	$(800,948)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2013:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call OTC Swaption	Bank of America	CDX.NA.IG.20	Receive	0.650%	09/18/13	USD 8,600,000	$4,300	$(3,104)
Call OTC Swaption	Citigroup, Inc.	CDX.NA.IG.20	Receive	0.650%	09/18/13	USD 8,600,000	6,020	(3,105)
Call OTC Swaption	Citigroup, Inc.	CDX.NA.IG.20	Receive	0.700%	09/18/13	USD 5,000,000	4,250	(3,571)
							$14,570	$(9,780)

ING PIMCO Total Return Bond Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
16,100,000	BNP Paribas Bank	USD Put vs. JPY Call Currency Option	95.000	USD	07/05/13	$130,769	$(7,523)
Total Written OTC Options						$130,769	$(7,523)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR 13,300,000	$29,140	$(37,555)
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR 5,800,000	31,318	(3,712)
Put OTC Swaption	Credit Suisse Group AG	EUR-EURIBOR Reuters	Pay	1.150%	07/24/13	EUR 18,400,000	38,832	(853)
Put OTC Swaption	Deutsche Bank AG	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR 2,500,000	13,087	(1,600)
Put OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR 13,200,000	27,219	(37,273)
Put OTC Swaption	HSBC	EUR-EURIBOR Reuters	Pay	1.500%	07/24/13	EUR 2,100,000	3,683	(97)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD 3,500,000	24,500	(47,409)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.100%	09/03/13	USD 15,800,000	89,665	(432,621)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD 39,900,000	281,604	—
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.250%	09/03/13	USD 11,900,000	32,130	(248,516)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.400%	09/03/13	USD 32,600,000	110,930	(498,765)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD 12,700,000	$80,010	$(172,027)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.500%	10/28/13	USD 66,800,000	183,940	(1,150,342)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD 42,300,000	163,980	(572,973)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD 37,500,000	152,116	(507,955)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.250%	09/03/13	USD 45,400,000	114,955	(948,122)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.450%	09/03/13	USD 84,300,000	414,595	(1,153,902)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.650%	09/03/13	USD 63,300,000	151,920	(540,080)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD 13,500,000	94,060	(182,864)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.100%	09/03/13	USD 15,800,000	60,830	(432,621)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD 27,200,000	119,423	(368,436)
Call OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR 13,300,000	25,711	(17,840)
Call OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR 13,200,000	27,219	(17,706)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD 3,500,000	16,800	(5)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD 11,900,000	8,330	(43)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.900%	09/03/13	USD 15,800,000	16,590	(502)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD 42,300,000	206,785	(61)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD 37,500,000	138,474	(54)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD 45,400,000	25,293	(162)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.000%	09/03/13	USD 22,300,000	22,300	(2,419)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.100%	09/03/13	USD 63,300,000	75,960	(19,528)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD 12,700,000	25,400	(18)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	18.000%	07/29/13	USD 13,500,000	70,950	(19)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD 15,800,000	6,320	(56)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD 27,200,000	94,020	(39)
Total Written Swaptions							$2,978,089	$(7,396,175)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,547,187
Credit contracts	Upfront payments paid on OTC swap agreements	40,283
Interest rate contracts	Upfront payments paid on OTC swap agreements	148,892
Credit contracts	Unrealized appreciation on OTC swap agreements	1,875,418
Interest rate contracts	Unrealized appreciation on OTC swap agreements	366,019
Interest rate contracts	Net Assets — Unrealized appreciation*	26,853,829
Interest rate contracts	Net Assets — Unrealized appreciation**	44,761
Total Asset Derivatives		$35,876,389

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,063,155
Credit contracts	Upfront payments received on OTC swap agreements	768,048
Interest rate contracts	Upfront payments received on OTC swap agreements	676,009
Credit contracts	Unrealized depreciation on OTC swap agreements	262,420
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,279,104
Interest rate contracts	Net Assets — Unrealized depreciation*	6,722,000
Interest rate contracts	Net Assets — Unrealized depreciation**	6,769,809
Credit contracts	Written options, at fair value	9,780
Foreign exchange contracts	Written options, at fair value	7,523
Interest rate contracts	Written options, at fair value	8,197,123
Total Liability Derivatives		$30,754,971

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$1,198,528	$—	$1,198,528
Foreign exchange contracts	5,404,648	—	—	49,200	5,453,848
Interest rate contracts	—	(1,239,649)	5,527,329	2,775,486	7,063,166
Total	$5,404,648	$(1,239,649)	$6,725,857	$2,824,686	$13,715,542

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$(2,637,679)	$4,790	$(2,632,889)
Foreign exchange contracts	7,577,510	—	—	123,246	7,700,756
Interest rate contracts	—	(7,487,059)	14,704,921	(7,111,147)	106,715
Total	$7,577,510	$(7,487,059)	$12,067,242	$(6,983,111)	$5,174,582

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Royal Bank of Scotland Group PLC	UBS Warburg LLC	Totals
Assets:
Forward foreign currency contracts	$3,212,152	$151,228	$14,625	$179,795	$39,240	$548,884	$58,896	$30,129	$44,346	$495,546	$1,772,346	$6,547,187
Credit default swap agreements	130,586	38,244	963,384	303,685	239,275	52,770	16,599	—	—	39,681	131,477	1,915,701
Interest rate swap agreements	65,975	—	208,852	—	10,098	—	64,299	1,778	161,761	—	2,148	514,911
Total Return swap agreements	—	—	—	—	—	—	—	—	—	—	—	—
Total Assets	$3,408,713	$189,472	$1,186,861	$483,480	$288,613	$601,654	$139,794	$31,907	$206,107	$535,227	$1,905,971	$8,977,799

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Royal Bank of Scotland Group PLC	UBS Warburg LLC	Totals

Liabilities:
Forward foreign currency contracts	$271,769	$13,898	$510,070	$291,789	$2,468,017	$—	$329,559	$1,258,601	$210,164	$617,774	$91,514	$6,063,155
Credit default swap agreements	111,479	—	537,973	192,994	26,327	2,532	71,390	—	—	—	87,773	1,030,468
Interest rate swap agreements	78,712	13,750	—	—	91,038	80,339	799,086	30,400	701,401	—	160,387	1,955,113
Written options	109,625	7,523	6,676	853	1,354,074	1,778,355	97	508,009	2,847,114	801,152	—	7,413,478
Total Liabilities	$571,585	$35,171	$1,054,719	$485,636	$3,939,456	$1,861,226	$1,200,132	$1,797,010	$3,758,679	$1,418,926	$339,674	$16,462,214

Net OTC derivative instruments by counterparty, at fair value	$2,837,128	$154,301	$132,142	$(2,156)	$(3,650,843)	$(1,259,572)	$(1,060,338)	$(1,765,103)	$(3,552,572)	$(883,699)	$1,566,297	$(7,484,415)

Total collateral pledged by Portfolio/(Received from counterparty)	$(2,450,000)	$(10,000)	$(374,000)	$—	$—	$—	$—	$—	$(2,331,000)	$—	$(1,050,000)	$(6,215,000)

Net Exposure(1)	$387,128	$144,301	$(241,858)	$(2,156)	$(3,650,843)	$(1,259,572)	$(1,060,338)	$(1,765,103)	$(5,883,572)	$(883,699)	$516,297	$(13,699,415)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	28.0%
Information Technology	13.6%
Industrials	11.6%
Energy	10.7%
Health Care	9.7%
Consumer Discretionary	8.8%
Materials	6.3%
Utilities	5.2%
Consumer Staples	4.3%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 8.8%
579,100	@	Goodyear Tire & Rubber Co.	$8,854,439	1.5
225,750	@	Jarden Corp.	9,876,563	1.7
196,700		Macy’s, Inc.	9,441,600	1.6
156,010		Rent-A-Center, Inc.	5,858,175	1.0
127,800		Ross Stores, Inc.	8,282,718	1.5
191,800	@	Tenneco, Inc.	8,684,704	1.5
			50,998,199	8.8

		Consumer Staples: 4.3%
131,905		Campbell Soup Co.	5,908,025	1.0
158,100		Coca-Cola Enterprises, Inc.	5,558,796	1.0
80,100	@	Green Mountain Coffee Roasters, Inc.	6,012,306	1.0
115,474		Ingredion, Inc.	7,577,404	1.3
			25,056,531	4.3

		Energy: 10.7%
258,600		Marathon Oil Corp.	8,942,388	1.6
95,400		Murphy Oil Corp.	5,808,906	1.0
65,300	@	Oil States International, Inc.	6,049,392	1.0
220,300	@	Superior Energy Services	5,714,582	1.0
849,100	@	Weatherford International Ltd.	11,632,670	2.0
226,600	@	Whiting Petroleum Corp.	10,443,994	1.8
549,146		Other Securities	13,192,063	2.3
			61,783,995	10.7

		Financials: 28.0%
221,795		Allstate Corp.	10,672,775	1.8
174,600		American Campus Communities, Inc.	7,099,236	1.2
157,520		Ameriprise Financial, Inc.	12,740,218	2.2

COMMON STOCK: (continued)
		Financials: (continued)
193,400	@	Axis Capital Holdings Ltd.	$8,853,852	1.5
204,115	@	CIT Group, Inc.	9,517,882	1.6
194,930		Discover Financial Services	9,286,465	1.6
176,140		First Republic Bank	6,777,867	1.2
299,700		Hartford Financial Services Group, Inc.	9,266,724	1.6
257,490		Kimco Realty Corp.	5,518,011	1.0
250,100		Lincoln National Corp.	9,121,147	1.6
228,400		Nasdaq Stock Market, Inc.	7,489,236	1.3
267,750		Pebblebrook Hotel Trust	6,921,338	1.2
1,068,600		Regions Financial Corp.	10,183,758	1.8
365,000		SLM Corp.	8,343,900	1.4
337,797	@	UnumProvident Corp.	9,921,098	1.7
199,000	@	Walter Investment Management Corp.	6,728,190	1.2
216,000	@	Willis Group Holdings PLC	8,808,480	1.5
530,870		Other Securities	15,421,055	2.6
			162,671,232	28.0

		Health Care: 9.7%
83,490	@	Actavis, Inc.	10,538,108	1.8
240,170	@	CareFusion Corp.	8,850,265	1.5
96,055		Cigna Corp.	6,963,027	1.2
315,100	@	Hologic, Inc.	6,081,430	1.1
119,321		Humana, Inc.	10,068,306	1.7
80,200	@	Jazz Pharmaceuticals PLC	5,512,146	1.0
88,500		Zimmer Holdings, Inc.	6,632,190	1.1
28,343		Other Securities	1,874,889	0.3
			56,520,361	9.7

		Industrials: 11.6%
190,000	@	Eaton Corp. PLC	12,503,900	2.2
94,430		Fluor Corp.	5,600,643	1.0
123,700		Paccar, Inc.	6,637,742	1.1
112,800	@	Pentair Ltd.	6,507,432	1.1
235,400		Robert Half International, Inc.	7,822,342	1.4
126,900		Ryder System, Inc.	7,714,251	1.3
495,240		Southwest Airlines Co.	6,383,644	1.1
74,900		Stanley Black & Decker, Inc.	5,789,770	1.0
189,900		Other Securities	8,396,532	1.4
			67,356,256	11.6

		Information Technology: 13.6%
197,100	@	Amdocs Ltd.	7,310,439	1.3
128,135		Analog Devices, Inc.	5,773,763	1.0
1,314,700	@	Brocade Communications Systems, Inc.	7,572,672	1.3
157,500		Fidelity National Information Services, Inc.	6,747,300	1.2
770,400	@	Marvell Technology Group Ltd.	9,021,384	1.5

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
178,600	@	NCR Corp.	$5,892,014	1.0
359,400	@	Skyworks Solutions, Inc.	7,867,266	1.3
371,600		Symantec Corp.	8,349,852	1.4
935,400		Xerox Corp.	8,484,078	1.5
216,900		Xilinx, Inc.	8,591,409	1.5
176,923		Other Securities(a)	3,441,152	0.6
			79,051,329	13.6

		Materials: 6.3%
199,000	@	Crown Holdings, Inc.	8,184,870	1.4
78,900		Cytec Industries, Inc.	5,779,425	1.0
154,700		Eastman Chemical Co.	10,830,547	1.9
162,900		International Paper Co.	7,218,099	1.2
103,800		Other Securities	4,678,266	0.8
			36,691,207	6.3

		Utilities: 5.2%
142,140		AGL Resources, Inc.	6,092,120	1.1
170,860		Ameren Corp.	5,884,419	1.0
146,670		Northeast Utilities	6,163,073	1.1
257,400		PNM Resources, Inc.	5,711,706	1.0
186,700		Westar Energy, Inc.	5,966,932	1.0
			29,818,250	5.2

		Total Common Stock
		(Cost $497,596,852)	569,947,360	98.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.3%
		Securities Lending Collateralcc(1): 0.6%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17–06/01/43)	1,000,000	0.2
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17–03/01/48)	1,000,000	0.2

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
546,697		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $546,704, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $557,631, due 07/05/13–08/15/21)	$546,697	0.1
1,000,000		Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,020,000, due 12/04/13–08/27/32)	1,000,000	0.1
			3,546,697	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
4,045,262		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,045,262)	4,045,262	0.7

		Total Short-Term Investments
		(Cost $7,591,959)	7,591,959	1.3

		Total Investments in Securities (Cost $505,188,811)	$577,539,319	99.5
		Assets in Excess of Other Liabilities	3,142,365	0.5
		Net Assets	$580,681,684	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $508,733,842.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$77,108,534
Gross Unrealized Depreciation	(8,303,057)
Net Unrealized Appreciation	$68,805,477

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$569,947,360	$—	$—	$569,947,360
Short-Term Investments	4,045,262	3,546,697	—	7,591,959
Total Investments, at fair value	$573,992,622	$3,546,697	$—	$577,539,319

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	16.1%
Consumer Discretionary	14.7%
Information Technology	11.2%
Health Care	10.5%
Industrials	9.9%
Consumer Staples	9.8%
Energy	5.3%
U.S. Government Agency Obligations	4.6%
Telecommunication Services	3.6%
Utilities	2.8%
Collateralized Mortgage Obligations	0.4%
Asset-Backed Securities	0.2%
Materials	0.2%
Assets in Excess of Other Liabilities*	10.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 61.4%
		Consumer Discretionary: 9.7%
167,600	@	Autozone, Inc.	$71,010,444	1.5
1,106,300	@	Delphi Automotive PLC	56,078,347	1.2
750,280	@	Dollar General Corp.	37,836,620	0.8
736,896		Johnson Controls, Inc.	26,373,508	0.6
700,126		L Brands, Inc.	34,481,206	0.7
1,375,841		Lowe’s Cos., Inc.	56,271,897	1.2
845,900		Omnicom Group, Inc.	53,181,733	1.1
1,105,210	@	TRW Automotive Holdings Corp.	73,430,152	1.5
523,100		Walt Disney Co.	33,033,765	0.7
440,696		Other Securities	21,210,760	0.4
			462,908,432	9.7

		Consumer Staples: 7.4%
956,184		General Mills, Inc.	46,403,610	1.0
776,044	@	Kellogg Co.	49,845,306	1.0
888,586		Nestle S.A.	58,309,369	1.2
691,484		PepsiCo, Inc.	56,556,476	1.2
754,497		Philip Morris International, Inc.	65,354,530	1.4
875,673		Procter & Gamble Co.	67,418,064	1.4
447,600		Other Securities	9,413,028	0.2
			353,300,383	7.4

		Energy: 2.9%
405,000		Apache Corp.	33,951,150	0.7
349,600		ExxonMobil Corp.	31,586,360	0.6

COMMON STOCK: (continued)
		Energy: (continued)
176,500		Range Resources Corp.	$13,646,980	0.3
883,000		Williams Companies, Inc.	28,671,010	0.6
321,660		Other Securities	32,473,702	0.7
			140,329,202	2.9

		Financials: 11.3%
3,394,769	@	Invesco Ltd.	107,953,654	2.2
552,610		JPMorgan Chase & Co.	29,172,282	0.6
2,419,600		Marsh & McLennan Cos., Inc.	96,590,432	2.0
1,476,100		State Street Corp.	96,256,481	2.0
3,666,533		TD Ameritrade Holding Corp.	89,060,087	1.9
2,595,700		US Bancorp.	93,834,555	2.0
886,500	@	XL Group PLC	26,878,680	0.6
			539,746,171	11.3

		Health Care: 8.9%
696,700		Densply International, Inc.	28,536,832	0.6
214,600	@	Henry Schein, Inc.	20,547,950	0.4
178,000		McKesson Corp.	20,381,000	0.4
4,065,974		Pfizer, Inc.	113,887,932	2.4
1,779,068		Thermo Fisher Scientific, Inc.	150,562,525	3.2
1,140,324		UnitedHealth Group, Inc.	74,668,415	1.6
465,713		Other Securities	14,385,875	0.3
			422,970,529	8.9

		Industrials: 8.6%
670,733		Actuant Corp.	22,114,067	0.5
189,600		Boeing Co.	19,422,624	0.4
3,107,291		Danaher Corp.	196,691,520	4.1
1,792,075		United Technologies Corp.	166,555,451	3.5
217,100		Other Securities	7,153,445	0.1
			411,937,107	8.6

		Information Technology: 10.3%
343,500	@	Cognizant Technology Solutions Corp.	21,506,535	0.4
1,276,657	@	Fiserv, Inc.	111,592,588	2.3
88,500	@	Google, Inc. — Class A	77,912,745	1.6
232,200		International Business Machines Corp.	44,375,742	0.9
725,410	@	NXP Semiconductor NV	22,473,202	0.5
1,130,900		Oracle Corp.	34,741,248	0.7
1,745,860	@	TE Connectivity Ltd.	79,506,464	1.7
2,575,523		Texas Instruments, Inc.	89,808,487	1.9
174,700		Other Securities	12,571,412	0.3
			494,488,423	10.3

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: 2.3%
1,440,837		Pacific Gas & Electric Co.	$65,889,476	1.4
1,104,849		Xcel Energy, Inc.	31,311,420	0.6
494,400		Other Securities	13,200,480	0.3
			110,401,376	2.3

		Total Common Stock
		(Cost $2,326,823,846)	2,936,081,623	61.4

PREFERRED STOCK: 0.8%
		Consumer Staples: 0.1%
42	#, @	HJ Heinz Finance Co.	4,264,312	0.1

		Financials: 0.6%
371,000	@, P	US Bancorp	10,283,650	0.2
312,150		Other Securities	19,177,716	0.4
			29,461,366	0.6

		Utilities: 0.1%
160,000		Other Securities	3,776,000	0.1

		Total Preferred Stock
		(Cost $31,826,851)	37,501,678	0.8

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 21.7%
		Consumer Discretionary: 5.0%
1,350,000		Dollar General Corp., 4.125%, 07/15/17	1,424,838	0.0
104,746,541		Dunkin’ Brands, Inc. — TL B3 1L, 3.750%, 02/14/20	104,672,905	2.2
6,420,000	#	NBCUniversal Enterprise, Inc., 0.817%, 04/15/16	6,443,478	0.1
2,805,000	#	NBCUniversal Enterprise, Inc., 0.965%, 04/15/18	2,832,722	0.1
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,274,500	0.1
3,250,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,640,000	0.1
EUR 2,000,000	#	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.500%, 03/15/19	2,777,055	0.1
1,300,000	#	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.500%, 03/15/19	1,374,750	0.0
EUR 1,548,330	#	UPC Germany GmbH, 8.125%, 12/01/17	2,126,217	0.0
109,639,717		Other Securities(a)	111,886,380	2.3
			240,452,845	5.0

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: 2.3%
3,340,000	#	Heineken NV, 0.800%, 10/01/15	$3,324,222	0.1
40,775,000		HJ Heinz Co., 3.500%, 06/05/20	40,823,318	0.8
4,390,000		Kellogg Co., 0.505%, 02/13/15	4,393,249	0.1
61,295,000		Other Securities	61,143,266	1.3
			109,684,055	2.3

		Energy: 2.4%
24,550,000		Range Resources Corp., 5.000%–8.000%, 05/15/19–03/15/23	24,672,062	0.5
86,507,875		Other Securities	88,076,896	1.9
			112,748,958	2.4

		Financials: 4.0%
2,640,000	#	American Honda Finance Corp., 0.353%, 08/02/13	2,640,500	0.0
2,775,000	#	American Honda Finance Corp., 0.375%, 11/13/14	2,774,800	0.1
2,000,000	#	American Honda Finance Corp., 0.396%, 04/08/14	2,002,016	0.0
8,350,000	#	American Honda Finance Corp., 0.648%, 05/26/16	8,342,769	0.2
4,120,000	#	American Honda Finance Corp., 1.000%, 08/11/15	4,128,281	0.1
1,125,000	#,L	CIT Group, Inc., 5.250%, 04/01/14	1,144,687	0.0
2,275,000	#	CNH Capital LLC, 3.625%, 04/15/18	2,172,625	0.1
28,810,000		Ford Motor Credit Co., LLC, 2.500%–7.000%, 10/01/13–05/15/18	29,695,437	0.6
14,435,000	#	International Lease Finance Corp., 6.500%, 09/01/14	15,084,575	0.3
29,585,000		Toyota Motor Credit Corp., 0.353%–0.800%, 08/22/14–05/17/16	29,561,077	0.6
4,170,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	4,336,800	0.1
85,788,000		Other Securities(a)	87,896,795	1.9
			189,780,362	4.0

		Health Care: 1.6%
1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,828,750	0.1
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,057,500	0.0

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
32,375,000		Pfizer, Inc., 0.575%–0.900%, 01/15/17–06/15/18	$32,304,055	0.7
4,220,000	#	Takeda Pharmaceutical Co. Ltd., 1.031%, 03/17/15	4,244,113	0.1
1,700,000	#	Zoetis, Inc., 1.150%, 02/01/16	1,695,068	0.0
1,120,000	#	Zoetis, Inc., 1.875%, 02/01/18	1,097,222	0.0
36,208,750		Other Securities	36,126,577	0.7
			78,353,285	1.6

		Industrials: 1.3%
1,300,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	1,378,000	0.0
12,842,000		Continental Airlines, Inc., 4.500%, 01/15/15	22,497,579	0.5
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,323,125	0.1
7,875,000		United Technologies Corp., 0.775%, 06/01/15	7,926,156	0.2
24,589,223		Other Securities	25,956,653	0.5
			60,081,513	1.3

		Information Technology: 0.9%
2,325,000	#	NXP BV/NXP Funding LLC, 5.750%, 02/15/21	2,365,688	0.0
2,350,000	#	NXP BV/NXP Funding LLC, 5.750%, 03/15/23	2,373,500	0.1
38,795,000		Other Securities	38,518,390	0.8
			43,257,578	0.9

		Materials: 0.2%
6,875,000		Other Securities	8,226,451	0.2

		Telecommunication Services: 3.6%
25,720,000		AT&T, Inc., 0.660%–0.900%, 12/01/15-02/12/16	25,591,573	0.5
46,765,000		Intelsat Jackson Holdings SA, 4.250%, 04/02/18	46,925,778	1.0
CHF 575,000	#	Matterhorn Mobile SA, 5.395%, 05/15/19	613,625	0.0
CHF 1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,649,463	0.1
15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	18,607,575	0.4
7,985,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	8,484,063	0.2
7,125,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	7,410,000	0.1
9,400,000	#	Verizon Communications, Inc., 0.474%, 03/06/15	9,388,353	0.2

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
52,649,890		Other Securities	$53,394,827	1.1
			172,065,257	3.6

		Utilities: 0.4%
2,834,000	#	Calpine Corp., 7.500%, 02/15/21	3,039,465	0.1
15,875,000		Other Securities	16,797,803	0.3
			19,837,268	0.4

		Total Corporate Bonds/Notes
		(Cost $1,018,172,989)	1,034,487,572	21.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
19,520,000		Ally Master Owner Trust, 0.893%, 06/15/17	19,575,915	0.4

		Total Collateralized Mortgage Obligations
		(Cost $19,520,000)	19,575,915	0.4

ASSET-BACKED SECURITIES: 0.2%
		Automobile Asset-Backed Securities: 0.2%
9,640,000		Other Securities	9,634,310	0.2

		Total Asset-Backed Securities
		(Cost $9,639,607)	9,634,310	0.2

FOREIGN GOVERNMENT BONDS: 0.2%

		Banks: 0.2%
10,634,000		Other Securities(a)	10,556,446	0.2

		Total Foreign Government Bonds
		(Cost $10,599,865)	10,556,446	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.6%
		Federal Home Loan Mortgage Corporation: 1.4%##
67,449,832		0.573%–0.693%, due 05/15/39–08/15/42	68,283,678	1.4

		Federal National Mortgage Association: 2.7%##
124,725,144		0.573%–0.743%, due 04/25/39–10/25/42	126,188,434	2.7

		Government National Mortgage Association: 0.5%
24,492,998		0.542%–0.593%, due 07/16/41–04/16/42	24,722,142	0.5

		Total U.S. Government Agency Obligations
		(Cost $217,171,705)	219,194,254	4.6

		Total Long-Term Investments
		(Cost $3,633,754,863)	4,267,031,798	89.3

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 10.0%
	Securities Lending Collateralcc(1): 0.2%
1,977,357	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,977,380, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $2,016,904, due 12/01/17–06/01/43)	$1,977,357	0.1
1,977,357	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,977,398, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $2,016,904, due 06/01/17–03/01/48)	1,977,357	0.0
1,977,357	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,977,398, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $2,016,904, due 07/01/32–07/01/43)	1,977,357	0.0
416,271	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $416,275, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $424,607, due 01/15/25–02/15/43)	416,271	0.0

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,977,357	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,977,383, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $2,016,904, due 12/04/13–08/27/32)	$1,977,357	0.1
		8,325,699	0.2

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 9.8%
469,860,976	T. Rowe Price Reserve Investment Fund
	(Cost $469,860,976)	469,860,976	9.8

	Total Short-Term Investments
	(Cost $478,186,675)	478,186,675	10.0

	Total Investments in Securities (Cost $4,111,941,538)	$4,745,218,473	99.3
	Assets in Excess of Other Liabilities	32,932,195	0.7
	Net Assets	$4,778,150,668	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	EU Euro

Cost for federal income tax purposes is $4,112,593,428.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$642,916,397
Gross Unrealized Depreciation	(10,291,352)
Net Unrealized Appreciation	$632,625,045

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$462,908,432	$—	$—	$462,908,432
Consumer Staples	294,991,014	58,309,369	—	353,300,383
Energy	140,329,202	—	—	140,329,202
Financials	539,746,171	—	—	539,746,171
Health Care	422,970,529	—	—	422,970,529
Industrials	411,937,107	—	—	411,937,107
Information Technology	494,488,423	—	—	494,488,423
Utilities	110,401,376	—	—	110,401,376
Total Common Stock	2,877,772,254	58,309,369	—	2,936,081,623
Preferred Stock	10,283,650	27,218,028	—	37,501,678
Corporate Bonds/Notes	—	1,034,487,572	—	1,034,487,572
Collateralized Mortgage Obligations	—	19,575,915	—	19,575,915
Short-Term Investments	469,860,976	8,325,699	—	478,186,675
U.S. Government Agency Obligations	—	219,194,254	—	219,194,254
Foreign Government Bonds	—	10,556,446	—	10,556,446
Asset-Backed Securities	—	9,634,310	—	9,634,310
Total Investments, at fair value	$3,357,916,880	$1,387,301,593	$—	$4,745,218,473
Liabilities Table
Other Financial Instruments+
Written Options	$(7,842,685)	$(12,664,142)	$—	$(20,506,827)
Total Liabilities	$(7,842,685)	$(12,664,142)	$—	$(20,506,827)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$618,022,599	$494,540,995	$(642,702,618)	$—	$469,860,976	$261,842	$—	$—
	$618,022,599	$494,540,995	$(642,702,618)	$—	$469,860,976	$261,842	$—	$—

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2013:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Accenture PLC	80.00	01/18/14	620	$206,841	$(111,600)
Accenture PLC	82.50	01/18/14	873	241,944	(109,125)
Accenture PLC	85.00	01/18/14	254	64,077	(22,860)
International Business Machines Corp.	230.00	01/18/14	1,764	735,847	(176,400)
JPMorgan Chase & Co.	45.00	01/18/14	2,070	540,258	(1,800,900)
JPMorgan Chase & Co.	55.00	01/18/14	3,456	394,857	(808,704)
Oracle Corp.	33.00	01/18/14	4,383	533,674	(495,279)
Philip Morris International, Inc.	95.00	01/18/14	495	144,537	(76,230)
Philip Morris International, Inc.	97.50	01/18/14	495	107,908	(53,955)
Procter & Gamble Co.	75.00	01/18/14	2,668	276,324	(1,387,360)
The Walt Disney Co.	70.00	01/18/14	1,476	304,026	(286,344)
US Bancorp.	35.00	01/18/14	4,731	586,990	(1,182,750)
US Bancorp.	37.00	01/18/14	8,245	575,145	(1,179,035)
Williams Companies, Inc.	40.00	08/17/13	1,288	87,582	(10,304)
Williams Companies, Inc.	40.00	01/18/14	1,907	165,905	(101,071)
Zoetis, Inc.	35.00	10/19/13	728	156,500	(40,768)
				$5,122,415	$(7,842,685)

ING T. Rowe Price Capital Appreciation Portfolio Written OTC Options on June 30, 2013:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
547	JPMorgan Chase & Co.	Apache Corp.	90.000	USD	01/18/14	$225,211	$(218,800)
345	Merrill Lynch and Co., Inc.	Chevron Corp.	125.000	USD	01/18/14	83,490	(113,850)
345	Merrill Lynch and Co., Inc.	Chevron Corp.	135.000	USD	01/18/14	25,185	(36,915)
344	Merrill Lynch and Co., Inc.	Chevron Corp.	135.000	USD	01/18/14	46,096	(65,704)
1,748	Merrill Lynch and Co., Inc.	Exxon Mobil Corp.	92.500	USD	01/18/14	500,075	(515,660)
1,748	Merrill Lynch and Co., Inc.	Exxon Mobil Corp.	95.000	USD	01/18/14	327,121	(356,592)
133	Merrill Lynch and Co., Inc.	Google Inc.	850.000	USD	01/18/14	401,261	(1,057,350)
279	Morgan Stanley	International Business Machines Corp.	200.000	USD	01/18/14	279,000	(198,090)
279	Morgan Stanley	International Business Machines Corp.	210.000	USD	01/18/14	167,740	(112,995)
393	Morgan Stanley	Kohl’s Corp.	47.000	USD	01/18/14	136,764	(224,010)
295	Morgan Stanley	Kohl’s Corp.	50.000	USD	01/18/14	66,965	(119,180)
1,173	JPMorgan Chase & Co.	Lowe’s Companies Inc.	42.000	USD	10/19/13	221,138	(195,304)
2,346	JPMorgan Chase & Co.	Lowe’s Companies Inc.	45.000	USD	01/18/14	336,723	(309,672)
586	JPMorgan Chase & Co.	Lowe’s Companies Inc.	46.000	USD	01/18/14	68,432	(65,046)
1,066	Citigroup, Inc.	NRG Energy, Inc.	25.000	USD	01/18/14	186,539	(351,780)
1,066	Citigroup, Inc.	NRG Energy, Inc.	27.000	USD	01/18/14	122,462	(239,850)
2,309	Citigroup, Inc.	Oracle Corp.	32.000	USD	01/18/14	369,648	(346,350)
2,308	Citigroup, Inc.	Oracle Corp.	32.000	USD	01/18/14	609,352	(346,200)
2,309	Citigroup, Inc.	Oracle Corp.	35.000	USD	01/18/14	359,884	(143,158)
2,167	Citigroup, Inc.	PepsiCo, Inc.	75.000	USD	01/18/14	352,337	(1,739,018)
1,851	Citigroup, Inc.	PepsiCo, Inc.	77.500	USD	01/18/14	196,041	(1,138,365)
5,864	Merrill Lynch and Co., Inc.	Pfizer, Inc.	27.000	USD	01/18/14	720,950	(1,202,120)
1,478	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	100.000	USD	01/18/14	365,708	(113,806)
498	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	105.000	USD	01/18/14	57,912	(19,422)
950	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	97.500	USD	01/18/14	320,150	(103,550)
1,270	Merrill Lynch and Co., Inc.	The Walt Disney Co.	55.000	USD	01/18/14	396,855	(1,371,600)
1,270	Merrill Lynch and Co., Inc.	The Walt Disney Co.	57.500	USD	01/18/14	271,147	(1,111,250)
958	Merrill Lynch and Co., Inc.	UnitedHealth Group Inc.	65.000	USD	09/21/13	109,068	(306,560)
874	Merrill Lynch and Co., Inc.	UnitedHealth Group Inc.	65.000	USD	01/18/14	160,926	(445,740)
1,578	Merrill Lynch and Co., Inc.	Williams Companies, Inc.	40.000	USD	08/17/13	164,980	(12,624)
1,577	Merrill Lynch and Co., Inc.	Williams Companies, Inc.	40.000	USD	01/18/14	292,076	(83,581)
Total Written OTC Options						$7,941,236	$(12,664,142)

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$20,506,827
Total Liability Derivatives		$20,506,827

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$2,550,001
Total	$2,550,001

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(7,668,752)
Total	$(7,668,752)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Citigroup, Inc.	JPMorgan Chase & Co.	Morgan Stanley	Merrill Lynch and Co., Inc.	Totals
Liabilities:
Written options	$4,304,721	$788,822	$654,275	$6,916,324	$12,664,142
Total Liabilities	$4,304,721	$788,822	$654,275	$6,916,324	$12,664,142
Net OTC derivative instruments by counterparty, at fair value	$(4,304,721)	$(788,822)	$(654,275)	$(6,916,324)	$(12,664,142)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$(4,304,721)	$(788,822)	$(654,275)	$(6,916,324)	$(12,664,142)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	20.1%
Energy	14.0%
Industrials	14.0%
Consumer Discretionary	11.7%
Information Technology	9.2%
Health Care	6.3%
Utilities	5.6%
Consumer Staples	5.1%
Materials	4.3%
Telecommunication Services	3.6%
Assets in Excess of Other Liabilities*	6.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 93.2%
		Consumer Discretionary: 11.1%
337,100		Kohl’s Corp.	$17,026,921	1.1
384,400		Mattel, Inc.	17,417,164	1.1
302,766		Time Warner, Inc.	17,505,930	1.1
4,145,289		Other Securities	120,462,571	7.8
			172,412,586	11.1

		Consumer Staples: 5.1%
438,700		Archer-Daniels-Midland Co.	14,876,317	0.9
345,200		Campbell Soup Co.	15,461,508	1.0
188,500		Clorox Co.	15,671,890	1.0
175,600		PepsiCo, Inc.	14,362,324	0.9
691,700		Other Securities	19,583,044	1.3
			79,955,083	5.1

		Energy: 14.0%
185,100		Anadarko Petroleum Corp.	15,905,643	1.0
305,500		Apache Corp.	25,610,065	1.6
312,190		Chevron Corp.	36,944,565	2.4
338,324		ExxonMobil Corp.	30,567,573	2.0
232,700		Hess Corp.	15,472,223	1.0
270,400		Murphy Oil Corp.	16,464,656	1.0
338,600		Royal Dutch Shell PLC — Class A ADR	21,602,680	1.4
192,100		Schlumberger Ltd.	13,765,886	0.9
1,436,824		Other Securities	42,015,137	2.7
			218,348,428	14.0

		Financials: 20.0%
349,100		Allstate Corp.	16,798,692	1.1
269,900		American Express Co.	20,177,724	1.3

COMMON STOCK: (continued)
		Financials: (continued)
1,522,119		Bank of America Corp.	$19,574,450	1.3
830,944		JPMorgan Chase & Co.	43,865,534	2.8
446,900		Marsh & McLennan Cos., Inc.	17,840,248	1.1
261,500		Northern Trust Corp.	15,140,850	1.0
290,500		PNC Financial Services Group, Inc.	21,183,260	1.4
442,500		SunTrust Bank	13,969,725	0.9
712,400		US Bancorp.	25,753,260	1.6
775,000		Wells Fargo & Co.	31,984,250	2.0
2,853,328		Other Securities	85,024,820	5.5
			311,312,813	20.0

		Health Care: 6.3%
343,800		Bristol-Myers Squibb Co.	15,364,422	1.0
269,600		Johnson & Johnson	23,147,856	1.5
385,500		Merck & Co., Inc.	17,906,475	1.1
714,976		Pfizer, Inc.	20,026,478	1.3
447,800		Other Securities	21,951,859	1.4
			98,397,090	6.3

		Industrials: 14.0%
161,000		3M Co.	17,605,350	1.1
155,800		Boeing Co.	15,960,152	1.0
296,000		Emerson Electric Co.	16,143,840	1.1
1,820,500		General Electric Co.	42,217,395	2.7
242,400		Honeywell International, Inc.	19,232,016	1.3
290,200		Illinois Tool Works, Inc.	20,073,134	1.3
232,700		Norfolk Southern Corp.	16,905,655	1.1
439,700	@	United Continental Holdings, Inc.	13,758,213	0.9
183,700		United Parcel Service, Inc. — Class B	15,886,376	1.0
1,098,981		Other Securities	39,450,289	2.5
			217,232,420	14.0

		Information Technology: 9.2%
32,000		Apple, Inc.	12,674,560	0.8
619,300		Cisco Systems, Inc.	15,055,183	1.0
951,900		Dell, Inc.	12,707,865	0.8
634,000		Microsoft Corp.	21,892,020	1.4
3,980,900		Other Securities(a)	81,146,816	5.2
			143,476,444	9.2

		Materials: 4.3%
467,793		International Paper Co.	20,727,908	1.3
291,000		Nucor Corp.	12,606,120	0.8
901,800		Other Securities(a)	33,503,935	2.2
			66,837,963	4.3

		Telecommunication Services: 3.6%
684,703		AT&T, Inc.	24,238,486	1.6
291,350		Verizon Communications, Inc.	14,666,559	0.9

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: (continued)
2,377,725	Other Securities	$17,782,480	1.1
		56,687,525	3.6

	Utilities: 5.6%
272,372	Duke Energy Corp.	18,385,110	1.2
224,300	Entergy Corp.	15,629,224	1.0
410,800	Exelon Corp.	12,685,504	0.8
568,000	NiSource, Inc.	16,267,520	1.1
1,052,600	Other Securities	23,934,649	1.5
		86,902,007	5.6

	Total Common Stock
	(Cost $1,123,215,221)	1,451,562,359	93.2

PREFERRED STOCK: 0.7%
	Consumer Discretionary: 0.6%
203,050	Other Securities	9,778,888	0.6

	Financials: 0.1%
15,050	Other Securities	767,701	0.1

	Total Preferred Stock
	(Cost $10,938,035)	10,546,589	0.7

	Total Long-Term Investments
	(Cost $1,134,153,256)	1,462,108,948	93.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.0%
	Securities Lending Collateralcc(1): 0.4%
1,308,058	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $1,308,071, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $1,334,224, due 07/03/13–05/15/37)	1,308,058	0.1
275,377	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $275,380, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $280,885, due 07/05/13–08/15/21)	275,377	0.0

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,308,058	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,308,074, collateralized by various U.S. Government Agency Obligations, 1.370%–7.900%, Market Value plus accrued interest $1,334,247, due 05/01/15–01/01/47)	$1,308,058	0.1
1,308,058	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,308,074, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $1,334,219, due 06/01/18–04/01/43)	1,308,058	0.1
1,308,058	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,308,075, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,334,219, due 12/04/13–08/27/32)	1,308,058	0.1
		5,507,609	0.4

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 5.6%
87,753,590	T. Rowe Price Reserve Investment Fund
	(Cost $87,753,590)	87,753,590	5.6

	Total Short-Term Investments
	(Cost $93,261,199)	93,261,199	6.0

	Total Investments in Securities (Cost $1,227,414,455)	$1,555,370,147	99.9
	Assets in Excess of Other Liabilities	1,447,146	0.1
	Net Assets	$1,556,817,293	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,241,689,369.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$374,255,558
Gross Unrealized Depreciation	(60,574,780)
Net Unrealized Appreciation	$313,680,778

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$168,508,323	$3,904,263	$—	$172,412,586
Consumer Staples	79,955,083	—	—	79,955,083
Energy	218,348,428	—	—	218,348,428
Financials	311,312,813	—	—	311,312,813
Health Care	98,397,090	—	—	98,397,090
Industrials	217,232,420	—	—	217,232,420
Information Technology	143,476,444	—	—	143,476,444
Materials	66,837,963	—	—	66,837,963
Telecommunication Services	47,407,074	9,280,451	—	56,687,525
Utilities	86,902,007	—	—	86,902,007
Total Common Stock	1,438,377,645	13,184,714	—	1,451,562,359
Preferred Stock	10,546,589	—	—	10,546,589
Short-Term Investments	87,753,590	5,507,609	—	93,261,199
Total Investments, at fair value	$1,536,677,824	$18,692,323	$—	$1,555,370,147

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$58,480,714	$134,287,314	$(105,014,438)	$—	$87,753,590	$32,357	$—	$—
	$58,480,714	$134,287,314	$(105,014,438)	$—	$87,753,590	$32,357	$—	$—

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

United Kingdom	16.5%
Japan	13.7%
Switzerland	10.8%
China	7.2%
United States	4.7%
France	4.6%
Brazil	4.5%
Germany	4.2%
Canada	4.2%
Hong Kong	4.1%
Countries between 0.1%–3.6%ˆ	24.2%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 18 countries, which each represents 0.1%– 3.6% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%

		Australia: 3.6%
234,418		Amcor Ltd.	$2,166,480	1.0
259,901		Other Securities	5,637,865	2.6
			7,804,345	3.6

		Belgium: 1.1%
26,490		Anheuser-Busch InBev Worldwide, Inc.	2,384,967	1.1

		Brazil: 4.5%
220,200		BR Malls Participacoes S.A.	1,968,759	0.9
157,450		Itau Unibanco Holding S.A.	2,033,616	0.9
721,800		Other Securities	5,784,939	2.7
			9,787,314	4.5

		Canada: 4.2%
50,700		Potash Corp. of Saskatchewan	1,933,191	0.9
43,700		Tim Hortons, Inc.	2,363,465	1.1
272,700		Other Securities(a)	4,714,367	2.2
			9,011,023	4.2

		China: 7.2%
64,200	@	Avago Technologies Ltd.	2,399,796	1.1
29,100	@	Baidu.com ADR	2,750,823	1.3
4,447,730		Other Securities(a)	10,251,860	4.8
			15,402,479	7.2

		Denmark: 1.4%
20,876		Carlsberg A/S	1,866,651	0.9

COMMON STOCK: (continued)
		Denmark: (continued)
7,557		Other Securities	$1,174,830	0.5
			3,041,481	1.4

		France: 4.6%
153,639		AXA S.A.	3,028,625	1.4
66,551		Eutelsat Communications	1,888,113	0.9
86,987		Other Securities(a)	4,970,531	2.3
			9,887,269	4.6

		Germany: 4.2%
20,348		Bayer AG	2,166,453	1.0
13,684		Brenntag AG	2,079,856	1.0
17,642		Fresenius AG	2,171,378	1.0
34,309		Other Securities	2,688,092	1.2
			9,105,779	4.2

		Hong Kong: 4.1%
680,400		AIA Group Ltd.	2,866,526	1.3
543,000		Hang Lung Properties Ltd.	1,880,859	0.9
38,000		Jardine Matheson Holdings Ltd.	2,293,381	1.1
457,500		Other Securities	1,783,537	0.8
			8,824,303	4.1

		India: 3.1%
391,175		Bharti Airtel Ltd.	1,913,944	0.9
148,389		Housing Development Finance Corp.	2,184,553	1.0
250,751		Other Securities	2,497,712	1.2
			6,596,209	3.1

		Indonesia: 0.8%
724,500		Other Securities	1,788,438	0.8

		Ireland: 0.8%
24,600		Other Securities	1,770,216	0.8

		Japan: 13.7%
53,200		FamilyMart Co., Ltd.	2,269,961	1.1
59,000		Honda Motor Co., Ltd.	2,191,816	1.0
82,400		Japan Tobacco, Inc.	2,908,518	1.3
2,035	L	Jupiter Telecommunications Co.	2,515,538	1.2
105,000		Mitsubishi Estate Co., Ltd.	2,795,507	1.3
50,600		Nippon Telegraph & Telephone Corp.	2,637,317	1.2
191,500		Nissan Motor Co., Ltd.	1,919,330	0.9
44,800		Softbank Corp.	2,607,806	1.2
118,600		Sony Financial Holdings, Inc.	1,867,306	0.9
167,500		Sumitomo Corp.	2,087,652	1.0
152,971		Other Securities	5,624,281	2.6
			29,425,032	13.7

		Malaysia: 1.2%
2,130,500		Other Securities	2,628,291	1.2

		Mexico: 0.1%
21,303		Other Securities	287,610	0.1

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Netherlands: 1.7%
58,345		Royal Dutch Shell PLC — Class B	$1,932,336	0.9
21,768		Other Securities	1,718,374	0.8
			3,650,710	1.7

		Norway: 0.7%
84,025		Other Securities	1,473,188	0.7

		Russia: 0.8%
156,652		Other Securities	1,784,266	0.8

		South Africa: 0.6%
191,253		Other Securities	1,246,620	0.6

		South Korea: 2.1%
11,145		Other Securities	4,615,999	2.1

		Spain: 0.8%
202,436		Other Securities	1,701,235	0.8

		Sweden: 2.2%
179,592		Other Securities	4,714,055	2.2

		Switzerland: 10.8%
37,247		Cie Financiere Richemont SA	3,284,750	1.5
130,192	@	Credit Suisse Group	3,446,714	1.6
27,146		Holcim Ltd.	1,889,533	0.9
40,535		Nestle S.A.	2,659,923	1.2
20,909		Sonova Holding AG — Reg	2,212,081	1.0
5,510		Syngenta AG	2,148,673	1.0
151,337		Other Securities	7,653,920	3.6
			23,295,594	10.8

		Taiwan: 1.6%
677,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,450,805	1.1
499,000		Other Securities	1,073,327	0.5
			3,524,132	1.6

		Turkey: 0.6%
276,470		Other Securities	1,375,594	0.6

		United Arab Emirates: 1.0%
132,065		DP World Ltd.	2,042,452	1.0

		United Kingdom: 16.5%
168,921		British Sky Broadcasting PLC	2,034,994	0.9
201,914		Capita Group PLC	2,967,952	1.4
176,848		Compass Group PLC	2,259,703	1.1
154,538		Experian Group Ltd.	2,685,850	1.2
93,803		GlaxoSmithKline PLC	2,344,736	1.1
160,014		Rolls-Royce Holdings PLC	2,755,200	1.3
22,375,332	@	Rolls-Royce Holdings PLC — C shares	34,032	0.0
118,631		Standard Chartered PLC	2,575,540	1.2
246,448		WPP PLC	4,212,517	2.0
888,055		Other Securities	13,619,142	6.3
			35,489,666	16.5

COMMON STOCK: (continued)
		United States: 4.7%
57,400		Carnival Corp.	$1,968,246	0.9
42,500		Las Vegas Sands Corp.	2,249,525	1.0
36,500	@	Liberty Global PLC — A	2,703,920	1.3
3,200	@	Priceline.com, Inc.	2,646,816	1.2
83,165		Other Securities(a)	525,702	0.3
			10,094,209	4.7

		Total Common Stock
		(Cost $202,189,829)	212,752,476	98.7

PREFERRED STOCK: 0.0%
		United States: 0.0%
3,895		Other Securities	19,397	0.0

		Total Preferred Stock
		(Cost $128,227)	19,397	0.0

		Total Long-Term Investments
		(Cost $202,318,056)	212,771,873	98.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateralcc(1): 1.3%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17–06/01/43)	1,000,000	0.5
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17–03/01/48)	1,000,000	0.5
783,472		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $783,482, collateralized by various U.S. Government Agency Obligations, 2.000%–9.500%, Market Value plus accrued interest $799,141, due 04/01/14–01/01/52)	783,472	0.3
			2,783,472	1.3

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Affiliated Investment Companies: 0.5%
1,033,001	T. Rowe Price Reserve Investment Fund
	(Cost $1,033,001)	$1,033,001	0.5

	Total Short-Term Investments
	(Cost $3,816,473)	3,816,473	1.8

	Total Investments in Securities (Cost $206,134,529)	$216,588,346	100.5
	Liabilities in Excess of Other Assets	(1,034,940)	(0.5)
	Net Assets	$215,553,406	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $207,843,504.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$26,919,383
Gross Unrealized Depreciation	(18,174,541)
Net Unrealized Appreciation	$8,744,842

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	21.7%
Financials	19.5
Industrials	15.2
Information Technology	10.2
Consumer Staples	9.1
Health Care	6.8
Materials	6.5
Energy	5.2
Telecommunication Services	4.3
Utilities	0.2
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$1,136,332	$6,668,013	$—	$7,804,345
Belgium	—	2,384,967	—	2,384,967
Brazil	9,787,314	—	—	9,787,314
Canada	9,011,023	—	—	9,011,023
China	6,995,304	8,407,175	—	15,402,479
Denmark	—	3,041,481	—	3,041,481
France	—	9,887,269	—	9,887,269
Germany	—	9,105,779	—	9,105,779
Hong Kong	—	8,824,303	—	8,824,303
India	—	6,596,209	—	6,596,209
Indonesia	1,788,438	—	—	1,788,438
Ireland	1,770,216	—	—	1,770,216
Japan	2,515,538	26,909,494	—	29,425,032
Malaysia	—	2,628,291	—	2,628,291
Mexico	—	287,610	—	287,610
Netherlands	—	3,650,710	—	3,650,710
Norway	1,473,188	—	—	1,473,188
Russia	1,784,266	—	—	1,784,266
South Africa	—	1,246,620	—	1,246,620
South Korea	—	4,615,999	—	4,615,999
Spain	—	1,701,235	—	1,701,235
Sweden	—	4,714,055	—	4,714,055
Switzerland	—	23,295,594	—	23,295,594
Taiwan	—	3,524,132	—	3,524,132

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Common Stock (continued)
Turkey	$—	$1,375,594	$—	$1,375,594
United Arab Emirates	—	2,042,452	—	2,042,452
United Kingdom	638,889	34,850,777	—	35,489,666
United States	10,008,727	—	85,482	10,094,209
Total Common Stock	46,909,235	165,757,759	85,482	212,752,476
Preferred Stock	—	—	19,397	19,397
Short-Term Investments	1,033,001	2,783,472	—	3,816,473
Total Investments, at fair value	$47,942,236	$168,541,231	$104,879	$216,588,346
Other Financial Instruments+
Forward Foreign Currency Contracts	—	70,420	—	70,420
Total Assets	$47,942,236	$168,611,651	$104,879	$216,658,766
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,497)	$—	$(2,497)
Total Liabilities	$—	$(2,497)	$—	$(2,497)

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $2,218,904 were transferred from Level 1 to Level 2 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$1,000	$28,341,671	$(27,309,670)	$—	$1,033,001	$1,689	$—	$—
	$1,000	$28,341,671	$(27,309,670)	$—	$1,033,001	$1,689	$—	$—

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Japanese Yen	106,317,896	Sell	07/02/13	$1,118,600	$1,071,969	$46,631
Goldman Sachs & Co.	Japanese Yen	334,484,295	Sell	07/02/13	3,370,000	3,372,497	(2,497)
Goldman Sachs & Co.	Japanese Yen	109,019,717	Sell	07/02/13	1,123,000	1,099,211	23,789
							$67,923

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$70,420
Total Asset Derivatives		$70,420
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,497
Total Liability Derivatives		$2,497

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$16,292
Total	$16,292

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$68,283
Total	$68,283

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

Goldman Sachs & Co.
Assets:
Forward foreign currency contracts	$70,420
Total Assets	$70,420
Liabilities:
Forward foreign currency contracts	$2,497
Total Liabilities	$2,497
Net OTC derivative instruments by counterparty, at fair value	$67,923
Total collateral pledged by Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$67,923

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2	To approve a new investment advisory agreement for certain Portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment advisory agreement for certain Portfolios with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4	To approve a new investment sub-advisory agreement between DSL or ING Investments, as applicable, and ING IM with respect to the certain Portfolios prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING BlackRock Health Sciences Opportunities Portfolio	2*	15,309,864.000	778,654.000	1,172,447.000	0.000	17,260,965.000
	8*	14,548,329.000	1,615,793.000	1,096,843.000	0.000	17,260,965.000
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Bond Portfolio	3*	38,038,416.000	1,685,304.000	3,349,860.000	0.000	43,073,580.000
	4*	38,040,074.667	1,764,910.667	3,268,594.666	0.000	43,073,580.000
	8*	36,544,746.667	3,343,423.667	3,185,409.666	0.000	43,073,580.000
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Clarion Global Real Estate Portfolio	3*	20,783,610.502	1,313,422.599	2,034,627.387	2,720.720	24,134,381.208
	8*	19,844,540.013	2,504,065.919	1,783,054.306	2,720.970	24,134,381.208
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING FMRSM Diversified Mid Cap Portfolio	2*	44,633,352.000	2,657,047.000	4,182,046.000	1,547.668	51,473,992.668
	8*	42,811,111.000	4,635,467.000	4,025,867.000	1,547.668	51,473,992.668
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Global Resources Portfolio	2*	29,665,534.140	2,450,927.000	3,175,410.000	749.444	35,292,620.584
	4*	29,896,022.890	2,527,541.750	2,868,306.750	749.194	35,292,620.584
	8*	28,450,943.390	3,779,474.250	3,061,453.250	749.694	35,292,620.584
____________
* Proposals Passed

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Invesco Growth and Income Portfolio	2*	17,617,610.000	1,068,181.000	2,174,549.000	101.067	20,860,441.067
	8*	17,029,696.000	1,640,721.000	2,189,923.000	101.067	20,860,441.067
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING JPMorgan Emerging Markets Equity Portfolio	2*	34,584,634.551	2,692,056.000	2,785,882.706	583.314	40,063,156.571
	8*	32,875,633.551	4,246,092.000	2,940,847.706	583.314	40,063,156.571
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Liquid Assets Portfolio	2*	808,386,456.000	47,533,523.000	81,468,402.000	0.000	937,388,381.000
	4*	808,909,333.334	49,606,711.333	78,872,336.333	0.000	937,388,381.000
	8*	784,038,076.334	75,391,600.333	77,958,704.333	0.000	937,388,381.000
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Marsico Growth Portfolio	2*	21,563,551.000	1,119,241.000	1,967,609.000	0.000	24,650,401.000
	8*	20,617,645.000	2,162,660.000	1,870,096.000	0.000	24,650,401.000
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING MFS Total Return Portfolio	2*	43,606,179.000	1,944,409.000	5,343,212.000	0.000	50,893,800.000
	8*	42,119,526.667	3,761,002.667	5,013,270.666	0.000	50,893,800.000
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING MFS Utilities Portfolio	1*	30,582,787.000	2,249,163.000	3,135,541.000	0.000	35,967,491.000
	8*	29,432,404.000	3,414,483.000	3,120,604.000	0.000	35,967,491.000
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Morgan Stanley Global Franchise Portfolio	2*	22,156,779.000	1,436,535.023	2,148,564.000	5,197.007	25,747,075.030
	8*	21,046,925.500	2,522,785.523	2,172,167.500	5,196.507	25,747,075.030
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING PIMCO Total Return Bond Portfolio	2*	235,126,321.567	12,780,523.000	21,346,677.000	22,049.333	269,275,570.900
	8*	225,796,953.567	23,278,066.000	20,178,502.000	22,049.333	269,275,570.900
____________
* Proposals Passed

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Pioneer Mid Cap Value Portfolio	2*	40,292,633.000	2,676,669.000	4,214,777.000	0.000	47,184,079.000
	8*	38,783,618.667	4,138,745.667	4,261,714.666	0.000	47,184,079.000
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING T. Rowe Price Capital Appreciation Portfolio	2*	119,838,325.000	7,386,613.000	12,492,148.000	295.571	139,717,381.571
	8*	115,136,130.750	11,934,037.750	12,646,917.750	295.321	139,717,381.571
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING T. Rowe Price Equity Income Portfolio	2*	70,321,398.000	4,410,840.000	7,931,026.000	1,671.125	82,664,935.125
	8*	65,629,176.500	8,788,458.500	8,245,628.500	1,671.625	82,664,935.125
____________
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING T. Rowe Price International Stock Portfolio	1*	15,192,748.000	988,982.000	1,210,667.000	149.676	17,392,546.676
	8*	14,374,536.750	1,878,049.750	1,139,810.750	149.426	17,392,546.676
____________
* Proposals Passed

ING Investors Trust	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	3,772,604,208.181	200,055,617.846	0.000	0.000	3,972,659,826.027
John V. Boyer	5*	3,771,764,050.384	200,895,775.643	0.000	0.000	3,972,659,826.027
Patricia W. Chadwick	5*	3,772,206,322.587	200,453,503.440	0.000	0.000	3,972,659,826.027
Albert E. DePrince, Jr.	5*	3,765,707,671.886	206,952,154.141	0.000	0.000	3,972,659,826.027
Peter S. Drotch	5*	3,767,827,922.960	204,831,903.067	0.000	0.000	3,972,659,826.027
J. Michael Earley	5*	3,770,753,270.683	201,906,555.344	0.000	0.000	3,972,659,826.027
Martin J. Gavin	5*	3,775,692,739.886	196,967,086.141	0.000	0.000	3,972,659,826.027
Russell H. Jones	5*	3,772,527,763.683	200,132,062.344	0.000	0.000	3,972,659,826.027
Patrick W. Kenny	5*	3,771,382,294.384	201,277,531.643	0.000	0.000	3,972,659,826.027
Shaun P. Mathews	5*	3,770,296,611.683	202,363,214.344	0.000	0.000	3,972,659,826.027
Joseph E. Obermeyer	5*	3,772,728,725.886	199,931,100.141	0.000	0.000	3,972,659,826.027
Sheryl K. Pressler	5*	3,770,539,151.683	202,120,674.344	0.000	0.000	3,972,659,826.027
Roger B. Vincent	5*	3,770,381,868.886	202,277,957.141	0.000	0.000	3,972,659,826.027
____________
* Proposal Passed

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO, ING BOND PORTFOLIO, ING CLARION GLOBAL REAL ESTATE PORTFOLIO, ING FMRSM DIVERSIFIED MID CAP PORTFOLIO, ING GLOBAL RESOURCES PORTFOLIO, ING INVESCO GROWTH AND INCOME PORTFOLIO, ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO, ING LIQUID ASSETS PORTFOLIO, ING MARSICO GROWTH PORTFOLIO, ING MFS TOTAL RETURN PORTFOLIO, ING MFS UTILITIES PORTFOLIO, ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO, ING PIMCO TOTAL RETURN BOND PORTFOLIO, ING PIONEER MID CAP VALUE PORTFOLIO, ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO, ING T. ROWE PRICE EQUITY INCOME PORTFOLIO, AND ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolios, each a series of ING Investors Trust (the “Trust”), enter into new investment advisory contracts (“Advisory Contracts”) with ING Investments, LLC (“ING Investments”) or Directed Services LLC (“Directed Services”) (each an “Adviser” and, collectively the “Advisers”), as applicable, and new sub-advisory contracts (“Sub-Advisory Contracts”) (together, the “Advisory and Sub-Advisory Contracts”) between the Advisers and BlackRock Advisors, LLC, CBRE Clarion Securities LLC, Fidelity Management & Research Company, ING Investment Management Co. LLC (“ING IM”), Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., Marsico Capital Management, LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Pacific Investment Management Company LLC, Pioneer Investment Management, Inc., and T. Rowe Price Associates, Inc. (each a “Sub-Adviser” to one or more Portfolios and collectively, the “Sub-Advisers”), as applicable, the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 (for the Advisory Contracts and Sub-Advisory Contracts with parties that are affiliated with the Advisers) and on March 7, 2013 (for Sub-Advisory Contracts with third parties that are not affiliated with the Advisers) in determining whether to approve new advisory and sub-advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Advisers and ING IM, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which include the Advisers and ING IM, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Advisers and ING IM. The Board further noted that the Separation Plan may result in the Advisers’ and ING IM’s loss of access to the services and resources of their ultimate parent company, which could adversely affect their businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios, the Advisers and ING IM, including the Advisers’ and ING IM’s ability prior to, during and after the separation to perform the same level of service to the Portfolios as they currently provide. In this regard, the Board noted that the Advisers and ING IM do not currently anticipate that the separation would have a material adverse impact on the Portfolios or their operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Advisers and ING IM, which in turn would result in the automatic termination of the current advisory agreements and current sub-advisory agreements (collectively, the “Current Agreements”). The decisions by the Board, including a majority of the Independent Trustees, to approve the proposed advisory agreements and the proposed sub-advisory agreements for the Portfolios (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Advisers and Sub-Advisers to continue providing investment advisory, sub-advisory, and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Advisers, Sub-Advisers and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Advisers and their counsel that the Advisers are seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Advisers and Sub-Advisers under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Advisers relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Advisers, Sub-Advisers and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Advisers, ING IM, and their affiliates with respect to their services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013 (for the Advisory Contracts and Sub-Advisory Contracts with parties that are affiliated with the Advisers) and on March 7, 2013 (for Sub-Advisory Contracts with third parties that are not affiliated with the Advisers), the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 and March 7, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on those dates by the

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Advisers’ president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Advisers and their affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Portfolios. When making its decisions on January 10, 2013 and March 7, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolios’ best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.	The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.	The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Trustees, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.	The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Advisers and their affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.	The Board received and evaluated written responses from the Advisers and their affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5.	The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Advisers and their affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

matter of course, report directly to the Board or its Committees.

6.	The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Advisers and their affiliates.

7.	K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Advisers and their affiliates, including the potential implications to the Advisers and their non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8.	The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Advisers and their affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Advisers and their affiliates a series of follow-up information requests.

9.	Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Trustees requested and received written assurances that the Advisers and their affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Advisers and their affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.	The Board considered representations by the Advisers and their affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Advisers and Sub-Advisers following the Change of Control Events contemplated by the Separation Plan.

11.	The Board considered representations by the Advisers and their affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.	The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Advisers’ representation that no material changes would be made to the Proposed Agreements, as

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and their Advisers and Sub-Advisers currently operate, including contractual provisions relating to fees and expenses.

13.	The Board considered representations by the Advisers and their affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Advisers and Sub-Advisers can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.	The Board considered the steps by the Advisers and their affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15.	The Board considered that the Advisers and their affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16.	The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17.	The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Advisers, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18.	The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.	The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.	The Board considered actions taken by the Advisers subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.	The Board considered the potential benefits to be realized by the Advisers and their affiliates as a result of the Proposed Agreements.

22.	The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it wo uld be able to, and intends to, monitor on a regular basis the ability of the Advisers and their affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013 and March 7, 2013, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and, as applicable, to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

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Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
ING Investments Distributor LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT1AISS2 (0613-082313)

Semi-Annual Report

June 30, 2013

Classes ADV, I, S and S2

ING Investors Trust

■	ING BlackRock Large Cap Growth Portfolio

■	ING Clarion Real Estate Portfolio

■	ING Franklin Income Portfolio

■	ING Franklin Mutual Shares Portfolio

■	ING JPMorgan Small Cap Core Equity Portfolio

■	ING Large Cap Growth Portfolio

■	ING Large Cap Value Portfolio

■	ING Limited Maturity Bond Portfolio

■	ING Multi-Manager Large Cap Core Portfolio (formerly, ING Pioneer Fund Portfolio)

■	ING PIMCO High Yield Portfolio

■	ING Templeton Global Growth Portfolio

■	ING U.S. Stock Index Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond – 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING BlackRock Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,088.40	1.40%	$7.25	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,091.20	0.80	4.15	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	1,090.80	1.04	5.39	1,000.00	1,019.64	1.04	5.21
Class S2	1,000.00	1,090.20	1.20	6.22	1,000.00	1,018.84	1.20	6.01
ING Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,048.10	1.21%	$6.14	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,051.40	0.61	3.10	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,050.50	0.86	4.37	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,049.60	1.01	5.13	1,000.00	1,019.79	1.01	5.06
ING Franklin Income Portfolio
Class ADV	$1,000.00	$1,045.60	1.37%	$6.95	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,047.20	0.77	3.91	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,047.50	1.02	5.18	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,045.70	1.17	5.93	1,000.00	1,018.99	1.17	5.86

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING Franklin Mutual Shares Portfolio
Class ADV	$1,000.00	$1,122.80	1.38%	$7.26	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,126.00	0.78	4.11	1,000.00	1,020.93	0.78	3.91
Class S	1,000.00	1,125.10	1.03	5.43	1,000.00	1,019.69	1.03	5.16
ING JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,158.00	1.47%	$7.87	$1,000.00	$1,017.50	1.47%	$7.35
Class I	1,000.00	1,161.40	0.87	4.66	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,160.00	1.12	6.00	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,159.30	1.27	6.80	1,000.00	1,018.50	1.27	6.36
ING Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,098.10	1.07%	$5.57	$1,000.00	$1,019.49	1.07%	$5.36
Class I	1,000.00	1,100.70	0.60	3.13	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,099.20	0.85	4.42	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,098.30	1.00	5.20	1,000.00	1,019.84	1.00	5.01
ING Large Cap Value Portfolio
Class ADV	$1,000.00	$1,146.80	1.29%	$6.87	$1,000.00	$1,018.40	1.29%	$6.46
Class I	1,000.00	1,150.60	0.69	3.68	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,148.80	0.94	5.01	1,000.00	1,020.13	0.94	4.71
ING Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$998.00	0.88%	$4.36	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,000.00	0.28	1.39	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,000.00	0.53	2.63	1,000.00	1,022.17	0.53	2.66
ING Multi-Manager Large Cap Core Portfolio
Class ADV	$1,000.00	$1,139.70	1.33%	$7.06	$1,000.00	$1,018.20	1.33%	$6.66
Class I	1,000.00	1,143.60	0.73	3.88	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,142.50	0.98	5.21	1,000.00	1,019.93	0.98	4.91
ING PIMCO High Yield Portfolio
Class ADV	$1,000.00	$1,004.20	1.12%	$5.57	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	1,006.30	0.52	2.59	1,000.00	1,022.22	0.52	2.61
Class S	1,000.00	1,006.00	0.77	3.83	1,000.00	1,020.98	0.77	3.86
Class S2	1,000.00	1,004.30	0.92	4.57	1,000.00	1,020.23	0.92	4.61
ING Templeton Global Growth Portfolio
Class ADV	$1,000.00	$1,088.30	1.50%	$7.77	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,092.30	0.90	4.67	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,090.30	1.15	5.96	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,089.30	1.30	6.73	1,000.00	1,018.35	1.30	6.51
ING U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,134.00	0.79%	$4.18	$1,000.00	$1,020.83	0.79%	$3.96
Class I	1,000.00	1,136.50	0.26	1.38	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	1,135.50	0.50	2.65	1,000.00	1,022.27	0.50	2.51
Class S2	1,000.00	1,134.60	0.66	3.49	1,000.00	1,021.47	0.66	3.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio	ING Franklin Mutual Shares Portfolio
ASSETS:
Investments in securities at fair value+*	$329,469,384	$674,329,284	$830,948,972	$456,487,324
Short-term investments at fair value**	8,462,465	23,157,902	71,420,222	36,697,855
Short-term investments in affiliates at fair value**	7,167,048	—	—	—

Total investments at fair value	$345,098,897	$697,487,186	$902,369,194	$493,185,179

Cash	1,448	—	16,411,705	—
Foreign currencies at value***	14,427	—	110,245	458,990
Receivables:
Investment securities sold	—	5,654,869	—	306,010
Fund shares sold	41,931	2,472,203	1,670,330	95,395
Dividends	330,633	1,966,033	1,408,828	919,394
Interest	—	—	5,875,403	305,093
Foreign tax reclaims	—	—	367,785	259,989
Unrealized appreciation on forward foreign currency contracts	—	—	—	1,022,591
Prepaid expenses	—	2,317	2,812	—
Reimbursement due from manager	—	114,678	—	—

Total assets	345,487,336	707,697,286	928,216,302	496,552,641

LIABILITIES:
Payable for investment securities purchased	—	7,677,014	10,939,880	4,057,321
Payable for fund shares redeemed	188,958	346,643	3,019	216,050
Payable upon receipt of securities loaned	8,462,465	16,148,099	47,020,646	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	139,036
Payable for unified fees	228,601	—	—	318,757
Payable for investment management fees	—	400,501	450,927	—
Payable for administrative fees	—	56,040	71,728	—
Payable for distribution and shareholder service fees	39,481	137,314	130,253	45,751
Payable to custodian due to bank overdraft	—	—	—	2,740
Payable for trustee fees	—	3,511	4,339	—
Other accrued expenses and liabilities	—	76,325	145,327	—

Total liabilities	8,919,505	24,845,447	58,766,119	4,779,655

NET ASSETS	$336,567,831	$682,851,839	$869,450,183	$491,772,986

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$315,741,277	$799,500,845	$852,897,062	$470,967,269
Undistributed net investment income	5,642,027	13,530,231	64,990,718	13,471,990
Accumulated net realized loss	(21,311,694)	(233,138,767)	(80,371,380)	(60,481,771)
Net unrealized appreciation	36,496,221	102,959,530	31,933,783	67,815,498

NET ASSETS	$336,567,831	$682,851,839	$869,450,183	$491,772,986

+ Including securities loaned at value	$8,279,978	$15,756,677	$45,801,003	$—
* Cost of investments in securities	$292,973,999	$571,369,754	$798,387,896	$389,529,283
** Cost of short-term investments	$15,629,513	$23,157,902	$72,033,356	$36,694,533
*** Cost of foreign currencies	$13,592	$—	$110,604	$459,773

Class ADV
Net assets	$10,669,166	$61,958,169	$38,479,793	$8,522,831
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	922,199	2,257,554	3,649,095	895,756
Net asset value and redemption price per share	$11.57	$27.44	$10.55	$9.51
Class I
Net assets	$166,205,658	$117,892,089	$296,519,540	$284,216,222
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,891,881	4,119,045	27,267,152	29,183,005
Net asset value and redemption price per share	$11.96	$28.62	$10.87	$9.74
Class S
Net assets	$152,310,258	$475,907,923	$524,697,387	$199,033,933
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,813,841	16,695,124	48,602,442	20,507,523
Net asset value and redemption price per share	$11.89	$28.51	$10.80	$9.71
Class S2
Net assets	$7,382,749	$27,093,658	$9,753,463	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	630,039	956,439	906,466	n/a
Net asset value and redemption price per share	$11.72	$28.33	$10.76	n/a

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Large Cap Value Portfolio	ING Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$570,098,320	$4,328,299,660	$375,078,823	$263,451,966
Short-term investments at fair value**	26,834,279	83,876,600	13,819,999	6,814,369

Total investments at fair value	$596,932,599	$4,412,176,260	$388,898,822	$270,266,335

Cash	135,433	10,972	49,077	297,012
Cash collateral for futures	—	—	—	521,901
Foreign currencies at value***	—	—	894,595	—
Receivables:
Investment securities sold	13,751,641	214,800,877	—	71,656,728
Fund shares sold	544,393	2,042,761	236,569	192,655
Dividends	872,606	3,587,284	655,488	55
Interest	132	—	—	888,723
Prepaid expenses	—	12,211	1,204	—
Reimbursement due from manager	—	325,322	25,622	—

Total assets	612,236,804	4,632,955,687	390,761,377	343,823,409

LIABILITIES:
Payable for investment securities purchased	9,318,534	192,135,684	—	71,382,605
Payable for fund shares redeemed	209,190	2,015,007	216,385	75,956
Payable for variation margin	594	—	—	—
Payable upon receipt of securities loaned	12,801,624	—	3,279,911	3,043,463
Payable for unified fees	413,603	—	—	60,883
Payable for investment management fees	—	1,893,953	206,475	—
Payable for administrative fees	—	344,352	31,765	—
Payable for distribution and shareholder service fees	121,213	1,060,089	21,388	43,768
Payable for trustee fees	—	3,708	1,907	—
Other accrued expenses and liabilities	—	232,311	81,933	—

Total liabilities	22,864,758	197,685,104	3,839,764	74,606,675

NET ASSETS	$589,372,046	$4,435,270,583	$386,921,613	$269,216,734

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$422,140,258	$3,745,498,447	$346,417,119	$271,479,563
Undistributed net investment income	5,738,380	27,416,853	11,174,793	3,549,545
Accumulated net realized gain (loss)	38,371,805	226,292,770	(22,315,332)	(6,321,962)
Net unrealized appreciation	123,121,603	436,062,513	51,645,033	509,588

NET ASSETS	$589,372,046	$4,435,270,583	$386,921,613	$269,216,734

+ Including securities loaned at value	$12,499,723	$—	$3,212,873	$2,980,806
* Cost of investments in securities	$447,011,895	$3,892,237,147	$323,382,049	$263,538,377
** Cost of short-term investments	$26,834,279	$83,876,600	$13,819,999	$6,813,153
*** Cost of foreign currencies	$—	$—	$946,336	$—

Class ADV
Net assets	$61,420,264	$2,257,362,249	$5,751,620	$37,200,668
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,550,442	145,104,978	549,352	3,758,113
Net asset value and redemption price per share	$17.30	$15.56	$10.47	$9.90
Class I
Net assets	$107,158,805	$1,062,498,482	$289,982,474	$107,592,343
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,979,059	65,238,944	27,316,594	10,574,937
Net asset value and redemption price per share	$17.92	$16.29	$10.62	$10.17
Class S
Net assets	$376,149,732	$1,072,266,650	$91,187,519	$124,423,723
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,183,949	66,767,901	8,684,102	12,186,563
Net asset value and redemption price per share	$17.76	$16.06	$10.50	$10.21
Class S2
Net assets	$44,643,245	$43,143,202	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	2,535,827	2,701,421	n/a	n/a
Net asset value and redemption price per share	$17.61	$15.97	n/a	n/a

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Multi-Manager Large Cap Core Portfolio	ING PIMCO High Yield Portfolio	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio
ASSETS:
Investments in securities at fair value+*	$448,723,506	$882,080,928	$530,394,035	$4,309,288,212
Short-term investments at fair value**	12,099,358	23,038,630	5,293,942	32,017,957

Total investments at fair value	$460,822,864	$905,119,558	$535,687,977	$4,341,306,169

Cash	214	540,301	19,539,164	1,743,008
Cash collateral for futures	—	—	—	1,180,179
Foreign currencies at value***	—	655,696	641,408	—
Receivable for derivatives collateral (Note 2)	—	7,000	—	—
Receivables:
Investment securities sold	5,495,641	3,775,658	394,594	535,689
Fund shares sold	365,457	370,100	96,634	1,285,947
Dividends	592,867	—	858,671	5,330,191
Interest	—	14,733,921	91	4
Foreign tax reclaims	—	—	337,670	2,980
Unrealized appreciation on forward foreign currency contracts	—	974,579	—	—
Unrealized appreciation on OTC swap agreements	—	939,982	—	—

Total assets	467,277,043	927,116,795	557,556,209	4,351,384,167

LIABILITIES:
Payable for investment securities purchased	6,961,965	2,532,275	1,906,452	2,015,664
Payable for fund shares redeemed	6,562,706	3,448,425	80,416	20,381,934
Payable upon receipt of securities loaned	—	22,938,742	5,293,942	6,131,841
Unrealized depreciation on forward foreign currency contracts	—	31,938	—	—
Upfront payments received on OTC swap agreements	—	575,468	—	—
Variation margin payable on centrally cleared swaps	—	84,531	—	—
Payable for derivatives collateral (Note 2)	—	1,140,000	—	—
Payable for unified fees	275,951	373,655	412,391	935,575
Payable for distribution and shareholder service fees	12,833	208,106	57,282	87,507
Other accrued expenses and liabilities	47,000	—	—	—

Total liabilities	13,860,455	31,333,140	7,750,483	29,552,521

NET ASSETS	$453,416,588	$895,783,655	$549,805,726	$4,321,831,646

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$445,997,101	$899,479,395	$519,955,058	$2,789,609,474
Undistributed net investment income	1,320,269	5,335,220	16,044,443	57,044,523
Accumulated net realized gain (loss)	8,477,733	(44,892,020)	(16,375,447)	292,496,713
Net unrealized appreciation (depreciation)	(2,378,515)	35,861,060	30,181,672	1,182,680,936

NET ASSETS	$453,416,588	$895,783,655	$549,805,726	$4,321,831,646

+ Including securities loaned at value	$—	$22,337,376	$5,078,225	$5,935,475
* Cost of investments in securities	$451,102,021	$848,762,750	$500,181,255	$3,126,425,068
** Cost of short-term investments	$12,099,358	$23,038,611	$5,293,942	$32,017,957
*** Cost of foreign currencies	$—	$675,446	$655,609	$—

Class ADV
Net assets	$1,421,706	$112,193,482	$5,319	$87,339,600
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	109,574	10,801,154	400	6,833,002
Net asset value and redemption price per share	$12.97	$10.39	$13.31	$12.78
Class I
Net assets	$393,381,540	$72,054,082	$280,680,871	$4,068,589,810
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,111,313	6,934,480	20,629,058	311,269,882
Net asset value and redemption price per share	$13.06	$10.39	$13.61	$13.07
Class S
Net assets	$58,613,342	$705,459,809	$263,931,280	$39,357,331
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,484,663	67,925,080	19,348,036	3,029,314
Net asset value and redemption price per share	$13.07	$10.39	$13.64	$12.99
Class S2
Net assets	n/a	$6,076,282	$5,188,256	$126,544,905
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	584,210	383,139	9,809,806
Net asset value and redemption price per share	n/a	$10.40	$13.54	$12.90

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio	ING Franklin Mutual Shares Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,822,765	$7,386,447	$9,337,733	$5,561,943
Interest, net of foreign taxes withheld*	—	—	14,123,187	1,078,387
Dividends from affiliated underlying funds	2,964	—	—	—
Securities lending income, net	53,851	2,531	264,098	—

Total investment income	2,879,580	7,388,978	23,725,018	6,640,330

EXPENSES:
Investment management fees	—	2,487,524	2,705,867	—
Unified fees	1,380,137	—	—	1,882,615
Distribution and shareholder service fees:
Class ADV	39,725	217,195	125,758	29,453
Class S	200,747	614,391	659,326	246,487
Class S2	18,146	69,987	25,036	—
Transfer agent fees	—	580	453	—
Administrative service fees	—	348,301	430,311	—
Shareholder reporting expense	—	54,300	60,780	—
Registration fees	—	2,528	—	—
Professional fees	—	24,073	25,591	—
Custody and accounting expense	—	33,485	51,372	—
Trustee fees and expenses	6,795	10,536	13,016	9,113
Miscellaneous expense	—	13,424	17,924	—
Interest expense	—	—	256	—

Total expenses	1,645,550	3,876,324	4,115,690	2,167,668
Net waived and reimbursed fees	(22,498)	(901,064)	(30,159)	(5,891)
Brokerage commission recapture	—	—	(738)	—

Net expenses	1,623,052	2,975,260	4,084,793	2,161,777

Net investment income	1,256,528	4,413,718	19,640,225	4,478,553

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,619,732	55,418,738	(2,809,313)	18,021,250
Foreign currency related transactions	(309)	—	32,510	(1,016,265)
Written options	—	—	—	4,443

Net realized gain (loss)	21,619,423	55,418,738	(2,776,803)	17,009,428

Net change in unrealized appreciation (depreciation) on:
Investments	7,207,310	(26,441,442)	22,247,910	31,155,152
Foreign currency related transactions	(471)	—	(28,659)	3,753,478

Net change in unrealized appreciation (depreciation)	7,206,839	(26,441,442)	22,219,251	34,908,630

Net realized and unrealized gain	28,826,262	28,977,296	19,442,448	51,918,058

Increase in net assets resulting from operations	$30,082,790	$33,391,014	$39,082,673	$56,396,611

* Foreign taxes withheld	$10,316	$—	$235,039	$57,601

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Large Cap Value Portfolio	ING Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,597,575	$24,396,411	$4,610,738	$1,746
Interest	329	—	—	1,528,407
Securities lending income, net	427,397	—	59,095	12,157

Total investment income	4,025,301	24,396,411	4,669,833	1,542,310

EXPENSES:
Investment management fees	—	10,752,118	1,229,224	—
Unified fees	2,331,596	—	—	375,131
Distribution and shareholder service fees:
Class ADV	187,507	8,420,904	17,646	133,661
Class S	431,943	720,498	111,158	159,687
Class S2	109,048	103,731	—	—
Transfer agent fees	—	2,665	322	—
Administrative service fees	—	1,954,911	189,110	—
Shareholder reporting expense	—	196,270	37,469	—
Registration fees	—	21,777	22	—
Professional fees	—	103,607	17,368	—
Custody and accounting expense	—	183,360	25,235	—
Trustee fees and expenses	12,097	11,125	5,720	6,612
Miscellaneous expense	—	53,751	11,386	—
Interest expense	—	1,481	17	—

Total expenses	3,072,191	22,526,198	1,644,677	675,091
Net waived and reimbursed fees	(59,313)	(4,750,489)	(219,378)	(26,732)

Net expenses	3,012,878	17,775,709	1,425,299	648,359

Net investment income	1,012,423	6,620,702	3,244,534	893,951

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	26,363,469	182,751,001	26,517,473	384,065
Futures	1,373,235	—	—	393,094

Net realized gain	27,736,704	182,751,001	26,517,473	777,159

Net change in unrealized appreciation (depreciation) on:
Investments	48,270,174	161,666,928	22,735,565	(2,160,715)
Foreign currency related transactions	—	—	(51,264)	—
Futures	(195,030)	—	—	494,391

Net change in unrealized appreciation (depreciation)	48,075,144	161,666,928	22,684,301	(1,666,324)

Net realized and unrealized gain (loss)	75,811,848	344,417,929	49,201,774	(889,165)

Increase in net assets resulting from operations	$76,824,271	$351,038,631	$52,446,308	$4,786

* Foreign taxes withheld	$747	$—	$47,232	$—

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Multi-Manager Large Cap Core Portfolio	ING PIMCO High Yield Portfolio	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,878,213	$—	$8,690,201	$48,363,791
Interest	—	32,875,412	1,024	342
Securities lending income, net	—	161,353	351,065	220,424

Total investment income	1,878,213	33,036,765	9,042,290	48,584,557

EXPENSES:
Unified fees	666,512	2,478,003	2,469,411	5,945,601
Distribution and shareholder service fees:
Class ADV	5,058	393,277	20	314,634
Class S	67,029	959,188	336,639	40,571
Class S2	—	15,457	12,793	279,629
Trustee fees and expenses	1,667	25,476	10,411	101,359
Information statement costs (Note 7)	47,000	—	—	—
Interest expense	—	—	—	280

Total expenses	787,266	3,871,401	2,829,274	6,682,074
Net waived and reimbursed fees	(49,399)	(81,747)	(2,562)	(149,844)
Brokerage commission recapture	(6,467)	—	(4,169)	—

Net expenses	731,400	3,789,654	2,822,543	6,532,230

Net investment income	1,146,813	29,247,111	6,219,747	42,052,327

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	16,549,607	13,251,702	5,688,244	247,273,818
Foreign currency related transactions	1,857	(644,763)	(57,848)	—
Futures	—	—	—	10,309,231
Swaps	—	4,076,393	—	—

Net realized gain	16,551,464	16,683,332	5,630,396	257,583,049

Net change in unrealized appreciation (depreciation) on:
Investments	(14,488,650)	(37,389,994)	35,911,973	299,513,976
Foreign currency related transactions	12	1,856,896	(39,273)	—
Futures	—	—	—	(596,919)
Swaps	—	(1,484,592)	—	—

Net change in unrealized appreciation (depreciation)	(14,488,638)	(37,017,690)	35,872,700	298,917,057

Net realized and unrealized gain (loss)	2,062,826	(20,334,358)	41,503,096	556,500,106

Increase in net assets resulting from operations	$3,209,639	$8,912,753	$47,722,843	$598,552,433

* Foreign taxes withheld	$2,428	$—	$701,252	$8,500

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio		ING Clarion Real Estate Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,256,528	$4,431,017	$4,413,718	$9,128,594
Net realized gain	21,619,423	25,447,755	55,418,738	75,969,724
Net change in unrealized appreciation (depreciation)	7,206,839	16,492,669	(26,441,442)	2,824,687

Increase in net assets resulting from operations	30,082,790	46,371,441	33,391,014	87,923,005

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(26,878)	—	(374,638)
Class I	—	(1,253,584)	—	(1,331,150)
Class S	—	(780,489)	—	(4,640,457)
Class S2	—	(27,587)	—	(226,042)

Total distributions	—	(2,088,538)	—	(6,572,287)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,595,266	35,271,546	38,393,726	120,755,246
Reinvestment of distributions	—	2,088,538	—	6,572,287

	10,595,266	37,360,084	38,393,726	127,327,533
Cost of shares redeemed	(40,472,122)	(69,808,011)	(53,494,253)	(113,179,684)

Net increase (decrease) in net assets resulting from capital share transactions	(29,876,856)	(32,447,927)	(15,100,527)	14,147,849

Net increase in net assets	205,934	11,834,976	18,290,487	95,498,567

NET ASSETS:
Beginning of year or period	336,361,897	324,526,921	664,561,352	569,062,785

End of year or period	$336,567,831	$336,361,897	$682,851,839	$664,561,352

Undistributed net investment income at end of year or period	$5,642,027	$4,385,499	$13,530,231	$9,116,513

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin Income Portfolio		ING Franklin Mutual Shares Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$19,640,225	$45,856,229	$4,478,553	$8,008,401
Net realized gain (loss)	(2,776,803)	(15,090,057)	17,009,428	26,221,428
Net change in unrealized appreciation	22,219,251	66,931,741	34,908,630	25,175,102

Increase in net assets resulting from operations	39,082,673	97,697,913	56,396,611	59,404,931

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,376,679)	—	(88,067)
Class I	—	(16,180,457)	—	(4,637,651)
Class S	—	(29,794,272)	—	(2,867,898)
Class S2	—	(551,619)	—	—

Total distributions	—	(47,903,027)	—	(7,593,616)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	53,174,317	71,912,174	14,962,103	18,237,872
Reinvestment of distributions	—	47,903,027	—	7,593,616

	53,174,317	119,815,201	14,962,103	25,831,488
Cost of shares redeemed	(49,501,140)	(122,655,146)	(32,761,937)	(73,004,862)

Net increase (decrease) in net assets resulting from capital share transactions	3,673,177	(2,839,945)	(17,799,834)	(47,173,374)

Net increase in net assets	42,755,850	46,954,941	38,596,777	4,637,941

NET ASSETS:
Beginning of year or period	826,694,333	779,739,392	453,176,209	448,538,268

End of year or period	$869,450,183	$826,694,333	$491,772,986	$453,176,209

Undistributed net investment income at end of year or period	$64,990,718	$45,350,493	$13,471,990	$8,993,437

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio		ING Large Cap Growth Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,012,423	$4,730,877	$6,620,702	$20,585,640
Net realized gain	27,736,704	35,087,717	182,751,001	76,801,238
Net change in unrealized appreciation	48,075,144	33,919,641	161,666,928	213,082,300

Increase in net assets resulting from operations	76,824,271	73,738,235	351,038,631	310,469,178

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(27,942)	—	(698,297)
Class I	—	(315,120)	—	(4,330,205)
Class S	—	(487,538)	—	(1,860,869)
Class S2	—	(5,092)	—	(117,685)
Net realized gains:
Class ADV	—	—	—	(1,459,890)
Class I	—	—	—	(7,242,332)
Class S	—	—	—	(4,268,045)
Class S2	—	—	—	(239,016)

Total distributions	—	(835,692)	—	(20,216,339)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	82,170,998	110,457,872	745,905,429	732,720,837
Proceeds from shares issued in merger (Note 11)	—	—	—	1,933,926,036
Reinvestment of distributions	—	835,692	—	20,216,338

	82,170,998	111,293,564	745,905,429	2,686,863,211
Cost of shares redeemed	(35,337,128)	(117,049,677)	(286,934,534)	(403,398,225)

Net increase (decrease) in net assets resulting from capital share transactions	46,833,870	(5,756,113)	458,970,895	2,283,464,986

Net increase in net assets	123,658,141	67,146,430	810,009,526	2,573,717,825

NET ASSETS:
Beginning of year or period	465,713,905	398,567,475	3,625,261,057	1,051,543,232

End of year or period	$589,372,046	$465,713,905	$4,435,270,583	$3,625,261,057

Undistributed net investment income at end of year or period	$5,738,380	$4,725,957	$27,416,853	$20,796,151

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Large Cap Value Portfolio		ING Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$3,244,534	$7,940,859	$893,951	$2,605,166
Net realized gain (loss)	26,517,473	16,108,219	777,159	(423,564)
Net change in unrealized appreciation (depreciation)	22,684,301	22,864,191	(1,666,324)	2,741,750

Increase in net assets resulting from operations	52,446,308	46,913,269	4,786	4,923,352

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(68,457)	—	(234,444)
Class I	—	(6,740,004)	—	(1,866,934)
Class S	—	(1,724,959)	—	(1,129,049)

Total distributions	—	(8,533,420)	—	(3,230,427)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,778,559	61,604,260	14,327,447	332,293,072
Reinvestment of distributions	—	8,533,420	—	3,230,427

	20,778,559	70,137,680	14,327,447	335,523,499
Cost of shares redeemed	(43,147,115)	(69,242,057)	(143,950,918)	(151,102,072)

Net increase (decrease) in net assets resulting from capital share transactions	(22,368,556)	895,623	(129,623,471)	184,421,427

Net increase (decrease) in net assets	30,077,752	39,275,472	(129,618,685)	186,114,352

NET ASSETS:
Beginning of year or period	356,843,861	317,568,389	398,835,419	212,721,067

End of year or period	$386,921,613	$356,843,861	$269,216,734	$398,835,419

Undistributed net investment income at end of year or period	$11,174,793	$7,930,259	$3,549,545	$2,655,594

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Multi-Manager Large Cap Core Portfolio		ING PIMCO High Yield Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,146,813	$1,128,894	$29,247,111	$56,703,407
Net realized gain	16,551,464	3,574,761	16,683,332	17,573,970
Net change in unrealized appreciation (depreciation)	(14,488,638)	3,307,557	(37,017,690)	47,966,203

Increase in net assets resulting from operations	3,209,639	8,011,212	8,912,753	122,243,580

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(12,689)	(2,859,089)	(4,102,950)
Class I	—	(454,275)	(4,068,670)	(9,248,366)
Class S	—	(622,987)	(22,310,421)	(44,882,177)
Class S2	—	—	(175,060)	(215,871)

Total distributions	—	(1,089,951)	(29,413,240)	(58,449,364)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	391,744,657	5,078,794	96,374,234	324,255,312
Reinvestment of distributions	—	1,089,951	29,398,892	58,434,968

	391,744,657	6,168,745	125,773,126	382,690,280
Cost of shares redeemed	(19,577,419)	(16,640,289)	(214,413,434)	(364,336,235)

Net increase (decrease) in net assets resulting from capital share transactions	372,167,238	(10,471,544)	(88,640,308)	18,354,045

Net increase (decrease) in net assets	375,376,877	(3,550,283)	(109,140,795)	82,148,261

NET ASSETS:
Beginning of year or period	78,039,711	81,589,994	1,004,924,450	922,776,189

End of year or period	$453,416,588	$78,039,711	$895,783,655	$1,004,924,450

Undistributed net investment income at end of year or period	$1,320,269	$173,456	$5,335,220	$5,501,349

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Templeton Global Growth Portfolio		ING U.S. Stock Index Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$6,219,747	$9,474,477	$42,052,327	$86,963,566
Net realized gain	5,630,396	7,126,797	257,583,049	101,703,665
Net change in unrealized appreciation	35,872,700	86,083,678	298,917,057	433,506,803

Increase in net assets resulting from operations	47,722,843	102,684,952	598,552,433	622,174,034

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(108)	—	(988,103)
Class I	—	(5,805,540)	—	(76,565,442)
Class S	—	(4,548,081)	—	(416,024)
Class S2	—	(74,977)	—	(1,404,125)
Net realized gains:
Class ADV	—	—	—	(1,293,640)
Class I	—	—	—	(114,151,987)
Class S	—	—	—	(670,195)
Class S2	—	—	—	(1,790,286)

Total distributions	—	(10,428,706)	—	(197,279,802)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,844,003	29,753,387	469,905,659	727,587,290
Reinvestment of distributions	—	10,428,689	—	197,279,803

	26,844,003	40,182,076	469,905,659	924,867,093
Cost of shares redeemed	(50,840,155)	(106,896,386)	(1,140,071,553)	(922,453,327)

Net increase (decrease) in net assets resulting from capital share transactions	(23,996,152)	(66,714,310)	(670,165,894)	2,413,766

Net increase (decrease) in net assets	23,726,691	25,541,936	(71,613,461)	427,307,998

NET ASSETS:
Beginning of year or period	526,079,035	500,537,099	4,393,445,107	3,966,137,109

End of year or period	$549,805,726	$526,079,035	$4,321,831,646	$4,393,445,107

Undistributed net investment income at end of year or period	$16,044,443	$9,824,696	$57,044,523	$14,992,196

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS  (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING BlackRock Large Cap Growth Portfolio
Class ADV
06-30-13	10.63	0.02		0.92	0.94	—		—	—	—		—	11.57	8.84	1.55	1.40		1.40		0.27		10,669	27
12-31-12	9.35	0.07		1.24	1.31	0.03		—	—	0.03		—	10.63	14.03	1.56	1.41		1.41		0.82		10,386	120
12-31-11	9.55	0.00	*	(0.18)	(0.18)	0.02		—	—	0.02		—	9.35	(1.87)	1.56	1.41		1.41		0.17		7,643	156
12-31-10	8.45	0.00	*	1.10	1.10	0.00	*	—	—	0.00	*	—	9.55	13.04	1.56	1.41	†	1.41	†	0.13	†	5,695	200
12-31-09	6.52	(0.00	)*	1.93	1.93	—		—	—	—		—	8.45	29.60	1.56	1.36	†	1.36	†	(0.05	)†	3,849	231
12-31-08	12.15	(0.01)		(4.44)	(4.45)	—		1.18	—	1.18		—	6.52	(39.24)	1.56	1.26	†	1.26	†	(0.13	)†	2,962	156
Class I
06-30-13	10.96	0.06		0.94	1.00	—		—	—	—		—	11.96	9.12	0.80	0.80		0.80		0.87		166,206	27
12-31-12	9.62	0.15	•	1.27	1.42	0.08		—	—	0.08		—	10.96	14.78	0.81	0.81		0.81		1.40		162,295	120
12-31-11	9.80	0.07		(0.19)	(0.12)	0.06		—	—	0.06		—	9.62	(1.30)	0.81	0.81		0.81		0.71		160,524	156
12-31-10	8.67	0.06		1.11	1.17	0.04		—	—	0.04		—	9.80	13.60	0.81	0.81	†	0.81	†	0.68	†	172,451	200
12-31-09	6.68	0.04		1.99	2.03	0.04		—	—	0.04		—	8.67	30.58	0.81	0.76	†	0.76	†	0.55	†	167,466	231
12-31-08	12.38	0.05		(4.55)	(4.50)	0.02		1.18	—	1.20		—	6.68	(38.94)	0.81	0.66	†	0.66	†	0.48	†	137,725	156
Class S
06-30-13	10.90	0.04	•	0.95	0.99	—		—	—	—		—	11.89	9.08	1.05	1.04		1.04		0.63		152,310	27
12-31-12	9.57	0.12	•	1.26	1.38	0.05		—	—	0.05		—	10.90	14.47	1.06	1.04		1.04		1.16		156,893	120
12-31-11	9.76	0.04		(0.19)	(0.15)	0.04		—	—	0.04		—	9.57	(1.58)	1.06	1.04		1.04		0.48		150,372	156
12-31-10	8.63	0.04		1.11	1.15	0.02		—	—	0.02		—	9.76	13.42	1.06	1.04	†	1.04	†	0.44	†	146,392	200
12-31-09	6.65	0.02		1.98	2.00	0.02		—	—	0.02		—	8.63	30.20	1.06	1.01	†	1.01	†	0.31	†	143,730	231
12-31-08	12.33	0.02		(4.52)	(4.50)	—		1.18	—	1.18		—	6.65	(39.06)	1.06	0.91	†	0.91	†	0.25	†	104,114	156
Class S2
06-30-13	10.75	0.03		0.94	0.97	—		—	—	—		—	11.72	9.02	1.30	1.20		1.20		0.47		7,383	27
12-31-12	9.45	0.11		1.23	1.34	0.04		—	—	0.04		—	10.75	14.21	1.31	1.21		1.21		1.01		6,788	120
12-31-11	9.64	0.03		(0.19)	(0.16)	0.03		—	—	0.03		—	9.45	(1.68)	1.31	1.21		1.21		0.35		5,987	156
12-31-10	8.53	0.02		1.10	1.12	0.01		—	—	0.01		—	9.64	13.21	1.31	1.21	†	1.21	†	0.32	†	5,459	200
12-31-09	6.56	0.01		1.96	1.97	—		—	—	—		—	8.53	30.03	1.31	1.16	†	1.16	†	0.16	†	3,957	231
12-31-08	12.21	0.01		(4.48)	(4.47)	—		1.18	—	1.18		—	6.56	(39.21)	1.31	1.06	†	1.06	†	0.06	†	3,174	156

ING Clarion Real Estate Portfolio
Class ADV
06-30-13	26.18	0.13	•	1.13	1.26	—		—	—	—		—	27.44	4.81	1.60	1.21		1.21		0.96		61,958	24
12-31-12	22.94	0.28	•	3.20	3.48	0.24		—	—	0.24		—	26.18	15.17	1.60	1.21		1.21		1.11		48,742	35
12-31-11	21.32	0.34		1.61	1.95	0.33		—	—	0.33		—	22.94	9.09	1.47	1.19		1.19		1.53		26,977	33
12-31-10	17.34	0.27	•	4.40	4.67	0.69		—	—	0.69		—	21.32	27.57	1.40	1.21	†	1.21	†	1.37	†	11,045	49
12-31-09	13.77	0.37	•	4.07	4.44	0.52		0.35	—	0.87		—	17.34	35.38	1.41	1.23	†	1.23	†	2.79	†	1,391	91
12-31-08	28.02	0.47	•	(9.82)	(9.35)	0.32		4.58	—	4.90		—	13.77	(38.73)	1.40	1.24	†	1.24	†	2.08	†	931	53

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Clarion Real Estate Portfolio (Continued)
Class I
06-30-13	27.22	0.22	•	1.18	1.40	—	—	—	—	—	28.62	5.14	0.85	0.61		0.61		1.50		117,892	24
12-31-12	23.77	0.45	•	3.32	3.77	0.32	—	—	0.32	—	27.22	15.85	0.85	0.61		0.61		1.70		114,961	35
12-31-11	21.97	0.47		1.68	2.15	0.35	—	—	0.35	—	23.77	9.76	0.72	0.59		0.59		2.02		69,269	33
12-31-10	17.78	0.35	•	4.56	4.91	0.72	—	—	0.72	—	21.97	28.28	0.65	0.61	†	0.61	†	1.75	†	56,759	49
12-31-09	14.13	0.46	•	4.17	4.63	0.63	0.35	—	0.98	—	17.78	36.29	0.66	0.63	†	0.63	†	3.59	†	44,956	91
12-31-08	28.55	0.58	•	(10.01)	(9.43)	0.41	4.58	—	4.99	—	14.13	(38.36)	0.65	0.64	†	0.64	†	2.58	†	370,871	53
Class S
06-30-13	27.14	0.18	•	1.19	1.37	—	—	—	—	—	28.51	5.05	1.10	0.86		0.86		1.25		475,908	24
12-31-12	23.71	0.36	•	3.33	3.69	0.26	—	—	0.26	—	27.14	15.54	1.10	0.86		0.86		1.39		474,299	35
12-31-11	21.92	0.40		1.69	2.09	0.30	—	—	0.30	—	23.71	9.50	0.97	0.84		0.84		1.74		449,964	33
12-31-10	17.75	0.29	•	4.57	4.86	0.69	—	—	0.69	—	21.92	27.98	0.90	0.86	†	0.86	†	1.48	†	457,721	49
12-31-09	14.08	0.46		4.13	4.59	0.57	0.35	—	0.92	—	17.75	35.89	0.91	0.88	†	0.88	†	3.14	†	395,965	91
12-31-08	28.41	0.52	•	(9.97)	(9.45)	0.30	4.58	—	4.88	—	14.08	(38.51)	0.90	0.89	†	0.89	†	2.17	†	324,906	53
Class S2
06-30-13	26.99	0.16	•	1.18	1.34	—	—	—	—	—	28.33	4.96	1.35	1.01		1.01		1.11		27,094	24
12-31-12	23.59	0.33	•	3.30	3.63	0.23	—	—	0.23	—	26.99	15.38	1.35	1.01		1.01		1.25		26,559	35
12-31-11	21.82	0.37		1.67	2.04	0.27	—	—	0.27	—	23.59	9.31	1.22	0.99		0.99		1.61		22,854	33
12-31-10	17.68	0.26	•	4.54	4.80	0.66	—	—	0.66	—	21.82	27.75	1.15	1.01	†	1.01	†	1.33	†	21,179	49
12-31-09	14.01	0.40	•	4.16	4.56	0.54	0.35	—	0.89	—	17.68	35.70	1.16	1.03	†	1.03	†	3.00	†	18,835	91
12-31-08	28.28	0.48	•	(9.92)	(9.44)	0.25	4.58	—	4.83	—	14.01	(38.60)	1.15	1.04	†	1.04	†	2.03	†	15,855	53

ING Franklin Income Portfolio
Class ADV
06-30-13	10.09	0.22	•	0.24	0.46	—	—	—	—	—	10.55	4.56	1.52	1.37		1.37		4.14		38,480	15
12-31-12	9.55	0.52	•	0.62	1.14	0.60	—	—	0.60	—	10.09	12.33	1.53	1.38		1.38		5.22		28,291	25
12-31-11	9.91	0.53		(0.31)	0.22	0.58	—	—	0.58	—	9.55	2.06	1.52	1.37		1.37		5.42		17,231	25
12-31-10	9.33	0.48	•	0.64	1.12	0.54	—	—	0.54	—	9.91	12.51	1.53	1.36	†	1.36	†	5.12	†	7,830	48
12-31-09	7.58	0.46	•	1.81	2.27	0.52	—	—	0.52	—	9.33	31.13	1.55	1.34		1.34		5.64		1	48
12-31-08	11.12	0.63		(3.85)	(3.22)	0.24	0.08	—	0.32	—	7.58	(29.64)	1.53	1.34		1.34		6.48		1	38
Class I
06-30-13	10.38	0.24		0.25	0.49	—	—	—	—	—	10.87	4.72	0.77	0.77		0.77		4.74		296,520	15
12-31-12	9.77	0.59	•	0.66	1.25	0.64	—	—	0.64	—	10.38	13.17	0.78	0.78		0.78		5.83		274,701	25
12-31-11	10.08	0.60		(0.32)	0.28	0.59	—	—	0.59	—	9.77	2.63	0.77	0.77		0.77		5.97		266,035	25
12-31-10	9.42	0.55	•	0.65	1.20	0.54	—	—	0.54	—	10.08	13.25	0.78	0.76	†	0.76	†	5.70	†	308,236	48
12-31-09	7.67	0.53	•	1.82	2.35	0.60	—	—	0.60	—	9.42	32.03	0.80	0.74		0.74		6.32		306,057	48
12-31-08	11.23	0.69	•	(3.85)	(3.16)	0.32	0.08	—	0.40	—	7.67	(28.92)	0.78	0.74		0.74		7.17		252,264	38

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Franklin Income Portfolio (Continued)
Class S
06-30-13	10.31	0.24	•	0.25	0.49	—	—	—	—	—	10.80	4.75	1.02	1.02		1.02		4.50		524,697	15
12-31-12	9.71	0.56	•	0.65	1.21	0.61	—	—	0.61	—	10.31	12.85	1.03	1.03		1.03		5.58		513,445	25
12-31-11	10.03	0.57		(0.32)	0.25	0.57	—	—	0.57	—	9.71	2.31	1.02	1.02		1.02		5.73		487,480	25
12-31-10	9.38	0.52	•	0.65	1.17	0.52	—	—	0.52	—	10.03	12.97	1.03	1.01	†	1.01	†	5.45	†	480,911	48
12-31-09	7.65	0.50	•	1.81	2.31	0.58	—	—	0.58	—	9.38	31.51	1.05	0.99		0.99		6.06		465,967	48
12-31-08	11.19	0.66	•	(3.82)	(3.16)	0.30	0.08	—	0.38	—	7.65	(28.98)	1.03	0.99		0.99		6.81		310,156	38
Class S2
06-30-13	10.29	0.23	•	0.24	0.47	—	—	—	—	—	10.76	4.57	1.27	1.17		1.17		4.35		9,753	15
12-31-12	9.69	0.52		0.68	1.20	0.60	—	—	0.60	—	10.29	12.73	1.28	1.18		1.18		5.42		10,258	25
12-31-11	10.01	0.54		(0.30)	0.24	0.56	—	—	0.56	—	9.69	2.20	1.27	1.17		1.17		5.58		8,994	25
12-31-10	9.36	0.49		0.66	1.15	0.50	—	—	0.50	—	10.01	12.80	1.28	1.16	†	1.16	†	5.30	†	8,986	48
12-31-09	7.63	0.45		1.84	2.29	0.56	—	—	0.56	—	9.36	31.27	1.30	1.14		1.14		5.90		7,860	48
12-31-08	11.17	0.72		(3.89)	(3.17)	0.29	0.08	—	0.37	—	7.63	(29.11)	1.28	1.14		1.14		6.57		5,878	38

ING Franklin Mutual Shares Portfolio
Class ADV
06-30-13	8.47	0.05		0.99	1.04	—	—	—	—	—	9.51	12.28	1.53	1.38		1.38		1.39		8,523	15
12-31-12	7.58	0.11		0.89	1.00	0.11	—	—	0.11	—	8.47	13.29	1.54	1.39		1.39		1.28		6,922	26
12-31-11	7.95	0.12	•	(0.20)	(0.08)	0.29	—	—	0.29	—	7.58	(1.20)	1.53	1.38		1.38		1.55		6,443	32
12-31-10	7.20	0.18	•	0.62	0.80	0.05	—	—	0.05	—	7.95	11.15	1.53	1.38		1.38		2.46		3,717	34
12-31-09	5.73	0.06		1.42	1.48	0.01	—	—	0.01	—	7.20	25.82	1.54	1.39		1.39		1.07		1	57
12-31-08	9.63	0.10		(3.77)	(3.67)	0.22	0.01	—	0.23	—	5.73	(38.07)	1.53	1.38		1.38		1.25		1	43
Class I
06-30-13	8.65	0.09	•	1.00	1.09	—	—	—	—	—	9.74	12.60	0.78	0.78		0.78		1.97		284,216	15
12-31-12	7.72	0.15	•	0.93	1.08	0.15	—	—	0.15	—	8.65	14.14	0.79	0.79		0.79		1.87		261,909	26
12-31-11	8.06	0.17	•	(0.21)	(0.04)	0.30	—	—	0.30	—	7.72	(0.68)	0.78	0.78		0.78		2.16		256,398	32
12-31-10	7.25	0.23	•	0.63	0.86	0.05	—	—	0.05	—	8.06	11.91	0.78	0.78		0.78		3.08		292,796	34
12-31-09	5.73	0.12		1.41	1.53	0.01	—	—	0.01	—	7.25	26.70	0.79	0.79		0.79		1.88		290,087	57
12-31-08	9.67	0.15	•	(3.79)	(3.64)	0.29	0.01	—	0.30	—	5.73	(37.61)	0.78	0.78		0.78		1.88		229,057	43
Class S
06-30-13	8.63	0.08	•	1.00	1.08	—	—	—	—	—	9.71	12.51	1.03	1.03		1.03		1.72		199,034	15
12-31-12	7.70	0.13	•	0.93	1.06	0.13	—	—	0.13	—	8.63	13.86	1.04	1.04		1.04		1.62		184,345	26
12-31-11	8.04	0.15	•	(0.21)	(0.06)	0.28	—	—	0.28	—	7.70	(0.93)	1.03	1.03		1.03		1.91		185,698	32
12-31-10	7.24	0.21	•	0.62	0.83	0.03	—	—	0.03	—	8.04	11.54	1.03	1.03		1.03		2.84		209,719	34
12-31-09	5.73	0.10		1.42	1.52	0.01	—	—	0.01	—	7.24	26.52	1.04	1.04		1.04		1.63		196,104	57
12-31-08	9.66	0.13		(3.78)	(3.65)	0.27	0.01	—	0.28	—	5.73	(37.77)	1.03	1.03		1.03		1.64		153,125	43

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-13	14.94	0.01	•	2.35	2.36	—		—	—	—		—	17.30	15.80	1.62	1.47		1.47		0.07		61,420	25
12-31-12	12.65	0.13	•	2.18	2.31	0.02		—	—	0.02		—	14.94	18.24	1.63	1.48		1.48		0.91		36,780	39
12-31-11	12.90	0.00	*	(0.20)	(0.20)	0.05		—	—	0.05		—	12.65	(1.60)	1.63	1.48		1.48		0.01		15,311	42
12-31-10	10.24	0.03	•	2.65	2.68	0.02		—	—	0.02		—	12.90	26.27	1.63	1.48	†	1.48	†	0.29	†	7,587	42
12-31-09	8.29	(0.00	)*	2.17	2.17	0.01		0.21	—	0.22		—	10.24	26.74	1.64	1.48	†	1.48	†	0.07	†	2,523	46
12-31-08	13.09	0.02		(3.72)	(3.70)	0.00	*	1.10	—	1.10		—	8.29	(30.14)	1.63	1.46	†	1.46	†	0.15	†	1,619	62
Class I
06-30-13	15.43	0.05		2.44	2.49	—		—	—	—		—	17.92	16.14	0.87	0.87		0.87		0.62		107,159	25
12-31-12	13.02	0.19	•	2.28	2.47	0.06		—	—	0.06		—	15.43	18.98	0.88	0.88		0.88		1.33		90,638	39
12-31-11	13.23	0.08		(0.22)	(0.14)	0.07		—	—	0.07		—	13.02	(1.07)	0.88	0.88		0.88		0.51		74,782	42
12-31-10	10.46	0.08		2.74	2.82	0.05		—	—	0.05		—	13.23	27.07	0.88	0.88	†	0.88	†	0.68	†	87,387	42
12-31-09	8.46	0.05	•	2.23	2.28	0.07		0.21	—	0.28		—	10.46	27.59	0.89	0.88	†	0.88	†	0.59	†	75,550	46
12-31-08	13.36	0.06		(3.77)	(3.71)	0.09		1.10	—	1.19		—	8.46	(29.74)	0.88	0.86	†	0.86	†	0.77	†	113,694	62
Class S
06-30-13	15.31	0.03	•	2.42	2.45	—		—	—	—		—	17.76	16.00	1.12	1.12		1.12		0.37		376,150	25
12-31-12	12.92	0.15	•	2.26	2.41	0.02		—	—	0.02		—	15.31	18.70	1.13	1.13		1.13		1.02		298,434	39
12-31-11	13.14	0.04		(0.21)	(0.17)	0.05		—	—	0.05		—	12.92	(1.34)	1.13	1.13		1.13		0.27		273,159	42
12-31-10	10.40	0.04		2.73	2.77	0.03		—	—	0.03		—	13.14	26.72	1.13	1.13	†	1.13	†	0.50	†	291,400	42
12-31-09	8.40	0.04		2.21	2.25	0.04		0.21	—	0.25		—	10.40	27.34	1.14	1.13	†	1.13	†	0.41	†	173,314	46
12-31-08	13.27	0.07		(3.79)	(3.72)	0.05		1.10	—	1.15		—	8.40	(29.95)	1.13	1.11	†	1.11	†	0.49	†	138,139	62
Class S2
06-30-13	15.19	0.02		2.40	2.42	—		—	—	—		—	17.61	15.93	1.37	1.27		1.27		0.21		44,643	25
12-31-12	12.82	0.13	•	2.24	2.37	0.00	*	—	—	0.00	*	—	15.19	18.50	1.38	1.28		1.28		0.90		39,862	39
12-31-11	13.03	0.02		(0.20)	(0.18)	0.03		—	—	0.03		—	12.82	(1.43)	1.38	1.28		1.28		0.12		35,316	42
12-31-10	10.31	0.04		2.69	2.73	0.01		—	—	0.01		—	13.03	26.53	1.38	1.28	†	1.28	†	0.28	†	38,636	42
12-31-09	8.33	0.03		2.18	2.21	0.02		0.21	—	0.23		—	10.31	27.06	1.39	1.28	†	1.28	†	0.25	†	34,234	46
12-31-08	13.16	0.05		(3.75)	(3.70)	0.03		1.10	—	1.13		—	8.33	(30.03)	1.38	1.26	†	1.26	†	0.34	†	30,011	62
ING Large Cap Growth Portfolio
Class ADV
06-30-13	14.17	0.02		1.37	1.39	—		—	—	—		—	15.56	9.81	1.43	1.07		1.07		0.18		2,257,362	40
12-31-12	12.23	0.11	•	2.02	2.13	0.06		0.13	—	0.19		—	14.17	17.49	1.42	1.08		1.08		0.80		2,134,353	79
12-31-11	12.86	0.05	•	0.24	0.29	0.04		—	0.88	0.92		—	12.23	1.88	1.44	1.20		1.20		0.37		70,714	77
12-31-10	11.34	0.04	•	1.53	1.57	0.05		—	—	0.05		—	12.86	13.91	1.37	1.20	†	1.20	†	0.32	†	8,618	134
12-31-09	8.01	0.02		3.31	3.33	—		—	—	—		—	11.34	41.57	1.36	1.20	†	1.20	†	0.17	†	1	19
12-31-08	12.65	0.03		(3.32)	(3.29)	—		1.35	—	1.35		—	8.01	(27.86)	1.35	1.20	†	1.19	†	0.33	†	1	46

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Large Cap Growth Portfolio (Continued)
Class I
06-30-13	14.80	0.05		1.44	1.49	—		—	—	—	—	16.29	10.07	0.68	0.60		0.60		0.65		1,062,498	40
12-31-12	12.72	0.16	•	2.13	2.29	0.08		0.13	—	0.21	—	14.80	18.10	0.67	0.60		0.60		1.09		969,313	79
12-31-11	13.27	0.12	•	0.25	0.37	0.04		—	0.88	0.92	—	12.72	2.48	0.69	0.60		0.60		0.92		629,091	77
12-31-10	11.63	0.09		1.60	1.69	0.05		—	—	0.05	—	13.27	14.59	0.62	0.60	†	0.60	†	0.69	†	299,170	134
12-31-09	8.19	0.07	•	3.42	3.49	0.05		—	—	0.05	—	11.63	42.73	0.61	0.60	†	0.60	†	0.68	†	282,862	19
12-31-08	12.88	0.10		(3.38)	(3.28)	0.06		1.35	—	1.41	—	8.19	(27.34)	0.60	0.60	†	0.59	†	0.89	†	120,012	46
Class S
06-30-13	14.61	0.03	•	1.42	1.45	—		—	—	—	—	16.06	9.92	0.93	0.85		0.85		0.39		1,072,267	40
12-31-12	12.57	0.09		2.14	2.23	0.06		0.13	—	0.19	—	14.61	17.81	0.92	0.85		0.85		0.80		486,212	79
12-31-11	13.14	0.09	•	0.25	0.34	0.03		—	0.88	0.91	—	12.57	2.24	0.94	0.85		0.85		0.68		338,683	77
12-31-10	11.54	0.04		1.60	1.64	0.04		—	—	0.04	—	13.14	14.25	0.87	0.85	†	0.85	†	0.45	†	131,155	134
12-31-09	8.14	0.04	•	3.40	3.44	0.04		—	—	0.04	—	11.54	42.45	0.86	0.85	†	0.85	†	0.41	†	95,580	19
12-31-08	12.80	0.07	•	(3.36)	(3.29)	0.02		1.35	—	1.37	—	8.14	(27.55)	0.85	0.85	†	0.84	†	0.67	†	9,156	46
Class S2
06-30-13	14.54	0.01		1.42	1.43	—		—	—	—	—	15.97	9.83	1.18	1.00		1.00		0.25		43,143	40
12-31-12	12.53	0.10	•	2.10	2.20	0.06		0.13	—	0.19	—	14.54	17.69	1.17	1.00		1.00		0.71		35,383	79
12-31-11	13.13	0.07	•	0.24	0.31	0.03		—	0.88	0.91	—	12.53	2.06	1.19	1.00		1.00		0.58		13,055	77
12-31-10	11.51	0.04	•	1.58	1.62	—		—	—	—	—	13.13	14.11	1.12	1.00	†	1.00	†	0.30	†	988	134
12-31-09	8.10	0.03	•	3.38	3.41	0.00	*	—	—	—	—	11.51	42.11	1.11	1.00	†	1.00	†	0.37	†	879	19
12-31-08	12.74	0.06		(3.35)	(3.29)	0.00	*	1.35	—	1.35	—	8.10	(27.63)	1.10	1.00	†	0.99	†	0.49	†	802	46
ING Large Cap Value Portfolio
Class ADV
06-30-13	9.13	0.06	•	1.28	1.34	—		—	—	—	—	10.47	14.68	1.55	1.29		1.29		1.22		5,752	46
12-31-12	8.19	0.15	•	0.98	1.13	0.19		—	—	0.19	—	9.13	14.00	1.55	1.29		1.29		1.74		3,629	96
12-31-11	8.05	0.19	•	0.03	0.22	0.08		—	—	0.08	—	8.19	2.76	1.55	1.29		1.29		2.41		2,424	92
12-31-10	6.92	0.12		1.17	1.29	0.16		—	—	0.16	—	8.05	18.96	1.54	1.29	†	1.29	†	1.61	†	1	19
12-31-09	6.18	0.14		0.60	0.74	—		—	—	—	—	6.92	11.97	1.58	1.29	†	1.28	†	2.37	†	1	34
12-31-08	9.18	0.20		(3.00)	(2.80)	0.19		—	0.01	0.20	—	6.18	(30.38)	1.56	1.29	†	1.29	†	2.44	†	1	23
Class I
06-30-13	9.23	0.09	•	1.30	1.39	—		—	—	—	—	10.62	15.06	0.80	0.69		0.69		1.78		289,982	46
12-31-12	8.26	0.21	•	0.99	1.20	0.23		—	—	0.23	—	9.23	14.71	0.80	0.69		0.69		2.35		273,167	96
12-31-11	8.06	0.24	•	0.04	0.28	0.08		—	—	0.08	—	8.26	3.51	0.80	0.69		0.69		2.94		248,161	92
12-31-10	6.94	0.18		1.14	1.32	0.20		—	—	0.20	—	8.06	19.37	0.79	0.69	†	0.69	†	2.32	†	142,983	19
12-31-09	6.16	0.19		0.59	0.78	—		—	—	—	—	6.94	12.66	0.83	0.69	†	0.68	†	2.98	†	129,369	34
12-31-08	9.18	0.24		(3.02)	(2.78)	0.23		—	0.01	0.24	—	6.16	(30.12)	0.81	0.69	†	0.69	†	3.06	†	116,455	23

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(+%)		(%)		($000’s)	(%)
ING Large Cap Value Portfolio (Continued)
Class S
06-30-13	9.14	0.08		1.28	1.36	—	—	—	—	—	10.50	14.88	1.05	0.94		0.94		1.54		91,188	46
12-31-12	8.19	0.19	•	0.97	1.16	0.21	—	—	0.21	—	9.14	14.35	1.05	0.94		0.94		2.12		80,048	96
12-31-11	8.01	0.22	•	0.04	0.26	0.08	—	—	0.08	—	8.19	3.28	1.05	0.94		0.94		2.74		66,983	92
12-31-10	6.90	0.15	•	1.15	1.30	0.19	—	—	0.19	—	8.01	19.22	1.04	0.94	†	0.94	†	2.07	†	3	19
12-31-09	6.14	0.15	•	0.61	0.76	—	—	—	—	—	6.90	12.38	1.08	0.94	†	0.93	†	2.45	†	3	34
12-31-08	9.18	0.22		(3.02)	(2.80)	0.23	—	0.01	0.24	—	6.14	(30.34)	1.06	0.94	†	0.94	†	2.70	†	1	23
ING Limited Maturity Bond Portfolio
Class ADV
06-30-13	9.92	0.01		(0.03)	(0.02)	—	—	—	—	—	9.90	(0.20)	1.03	0.88		0.88		0.25		37,201	302
12-31-12	9.88	0.03	•	0.09	0.12	0.08	—	—	0.08	—	9.92	1.19	1.03	0.88		0.88		0.35		35,265	644
12-31-11	10.15	0.11	•	(0.03)	0.08	0.35	—	—	0.35	—	9.88	0.79	1.03	0.88		0.88		1.07		24,671	370
12-31-10	10.27	0.14	•	0.16	0.30	0.42	—	—	0.42	—	10.15	2.97	1.02	0.87	†	0.87	†	1.36	†	9,294	434
12-31-09	10.19	0.31		0.34	0.65	0.48	0.09	—	0.57	—	10.27	6.48	1.02	0.87	†	0.87	†	2.92	†	1	460
12-31-08	11.01	0.41		(0.47)	(0.06)	0.68	0.08	—	0.76	—	10.19	(0.73)	1.02	0.87	†	0.87	†	3.83	†	1	310
Class I
06-30-13	10.17	0.04	•	(0.04)	0.00 *	—	—	—	—	—	10.17	0.00	0.28	0.28		0.28		0.85		107,592	302
12-31-12	10.10	0.09	•	0.09	0.18	0.11	—	—	0.11	—	10.17	1.81	0.28	0.28		0.28		0.90		229,471	644
12-31-11	10.32	0.18	•	(0.04)	0.14	0.36	—	—	0.36	—	10.10	1.35	0.28	0.28		0.28		1.73		32,131	370
12-31-10	10.38	0.29	•	0.07	0.36	0.42	—	—	0.42	—	10.32	3.52	0.27	0.27	†	0.27	†	2.77	†	60,020	434
12-31-09	10.28	0.37	•	0.38	0.75	0.56	0.09	—	0.65	—	10.38	7.41	0.27	0.27	†	0.27	†	3.52	†	113,672	460
12-31-08	11.09	0.49	•	(0.46)	0.03	0.76	0.08	—	0.84	—	10.28	0.06	0.27	0.27	†	0.27	†	4.45	†	213,975	310
Class S
06-30-13	10.21	0.04		(0.04)	0.00 *	—	—	—	—	—	10.21	0.00	0.53	0.53		0.53		0.60		124,424	302
12-31-12	10.14	0.07	•	0.08	0.15	0.08	—	—	0.08	—	10.21	1.50	0.53	0.53		0.53		0.71		134,099	644
12-31-11	10.35	0.15	•	(0.03)	0.12	0.33	—	—	0.33	—	10.14	1.16	0.53	0.53		0.53		1.45		155,919	370
12-31-10	10.42	0.24	•	0.08	0.32	0.39	—	—	0.39	—	10.35	3.13	0.52	0.52	†	0.52	†	2.32	†	179,330	434
12-31-09	10.31	0.34	•	0.38	0.72	0.52	0.09	—	0.61	—	10.42	7.16	0.52	0.52	†	0.52	†	3.30	†	196,325	460
12-31-08	11.12	0.45	•	(0.45)	0.00 *	0.73	0.08	—	0.81	—	10.31	(0.23)	0.52	0.52	†	0.52	†	4.13	†	205,438	310
ING Multi-Manager Large Cap Core Portfolio
Class ADV
06-30-13	11.38	0.04		1.55	1.59	—	—	—	—	—	12.97	13.97	1.53	1.33		1.32		0.69		1,422	18
12-31-12	10.46	0.10		0.94	1.04	0.12	—	—	0.12	—	11.38	9.93	1.48	1.33		1.32		0.95		1,268	43
12-31-11	11.12	0.10	•	(0.64)	(0.54)	0.12	—	—	0.12	—	10.46	(4.88)	1.48	1.33		1.33		0.92		1,003	12
12-31-10	9.74	0.08	•	1.42	1.50	0.12	—	—	0.12	—	11.12	15.41	1.48	1.33	†	1.33	†	0.74	†	611	19
12-31-09	7.93	0.11	•	1.77	1.88	0.07	—	—	0.07	—	9.74	23.74	1.48	1.31	†	1.30	†	1.32	†	1	19
12-31-08	13.02	0.13		(4.56)	(4.43)	0.20	0.45	0.01	0.66	—	7.93	(34.98)	1.48	1.29	†	1.28	†	1.12	†	1	13

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Multi-Manager Large Cap Core Portfolio (Continued)
Class I
06-30-13	11.42	0.09	•	1.55	1.64	—	—		—	—	—	13.06	14.36	0.78	0.73		0.72		1.34		393,382	18
12-31-12	10.50	0.17	•	0.93	1.10	0.18	—		—	0.18	—	11.42	10.50	0.73	0.73		0.72		1.54		29,086	43
12-31-11	11.16	0.18		(0.66)	(0.48)	0.18	—		—	0.18	—	10.50	(4.29)	0.73	0.73		0.73		1.49		29,839	12
12-31-10	9.73	0.13		1.43	1.56	0.13	—		—	0.13	—	11.16	16.13	0.73	0.73	†	0.73	†	1.37	†	34,623	19
12-31-09	7.92	0.15		1.79	1.94	0.13	—		—	0.13	—	9.73	24.45	0.73	0.71	†	0.70	†	1.79	†	28,964	19
12-31-08	13.16	0.22		(4.62)	(4.40)	0.38	0.45		0.01	0.84	—	7.92	(34.53)	0.73	0.69	†	0.68	†	1.75	†	23,411	13
Class S
06-30-13	11.44	0.06		1.57	1.63	—	—		—	—	—	13.07	14.25	1.03	0.98		0.97		1.05		58,613	18
12-31-12	10.51	0.14	•	0.94	1.08	0.15	—		—	0.15	—	11.44	10.29	0.98	0.98		0.97		1.29		47,686	43
12-31-11	11.17	0.15		(0.66)	(0.51)	0.15	—		—	0.15	—	10.51	(4.56)	0.98	0.98		0.98		1.23		50,748	12
12-31-10	9.74	0.11		1.43	1.54	0.11	—		—	0.11	—	11.17	15.85	0.98	0.98	†	0.98	†	1.12	†	61,972	19
12-31-09	7.93	0.13	•	1.79	1.92	0.11	—		—	0.11	—	9.74	24.15	0.98	0.96	†	0.95	†	1.54	†	55,060	19
12-31-08	13.12	0.20		(4.62)	(4.42)	0.31	0.45		0.01	0.77	—	7.93	(34.72)	0.98	0.94	†	0.93	†	1.50	†	49,041	13
ING PIMCO High Yield Portfolio
Class ADV
06-30-13	10.63	0.28		(0.23)	0.05	0.29	—		—	0.29	—	10.39	0.42	1.27	1.12		1.12		5.45		112,193	14
12-31-12	9.93	0.59		0.73	1.32	0.62	—		—	0.62	—	10.63	13.64	1.25	1.10		1.10		5.81		92,640	32
12-31-11	10.22	0.71	•	(0.31)	0.40	0.69	—		—	0.69	—	9.93	4.05	1.25	1.10		1.10		7.05		50,704	30
12-31-10	9.64	0.63	•	0.66	1.29	0.71	—		—	0.71	—	10.22	13.87	1.24	1.09		1.09		6.34		26,663	28
12-31-09	7.01	0.62		2.67	3.29	0.66	—		—	0.66	—	9.64	48.93	1.25	1.10		1.10		8.54		1,464	70
12-31-08	9.88	0.64	•	(2.80)	(2.16)	0.65	0.00	*	0.06	0.71	—	7.01	(22.84)	1.24	1.09		1.09		7.24		211	416
Class I
06-30-13	10.64	0.32	•	(0.25)	0.07	0.32	—		—	0.32	—	10.39	0.63	0.52	0.52		0.52		6.00		72,054	14
12-31-12	9.93	0.66	•	0.73	1.39	0.68	—		—	0.68	—	10.64	14.43	0.50	0.50		0.50		6.43		147,591	32
12-31-11	10.22	0.76	•	(0.29)	0.47	0.76	—		—	0.76	—	9.93	4.69	0.50	0.50		0.50		7.61		245,411	30
12-31-10	9.65	0.69		0.66	1.35	0.78	—		—	0.78	—	10.22	14.53	0.49	0.49		0.49		6.97		267,671	28
12-31-09	7.02	0.75	•	2.59	3.34	0.71	—		—	0.71	—	9.65	49.77	0.50	0.50		0.50		9.84		57,950	70
12-31-08	9.88	0.66		(2.76)	(2.10)	0.70	0.00	*	0.06	0.76	—	7.02	(22.37)	0.49	0.49		0.49		8.50		405,134	416
Class S
06-30-13	10.63	0.31		(0.24)	0.07	0.31	—		—	0.31	—	10.39	0.60	0.77	0.77		0.77		5.79		705,460	14
12-31-12	9.93	0.64	•	0.71	1.35	0.65	—		—	0.65	—	10.63	14.04	0.75	0.75		0.75		6.17		759,066	32
12-31-11	10.22	0.75	•	(0.31)	0.44	0.73	—		—	0.73	—	9.93	4.41	0.75	0.75		0.75		7.39		624,367	30
12-31-10	9.65	0.68		0.65	1.33	0.76	—		—	0.76	—	10.22	14.25	0.74	0.74		0.74		6.80		631,092	28
12-31-09	7.02	0.76		2.56	3.32	0.69	—		—	0.69	—	9.65	49.37	0.75	0.75		0.75		9.18		470,270	70
12-31-08	9.89	0.67	•	(2.80)	(2.13)	0.68	0.00	*	0.06	0.74	—	7.02	(22.53)	0.74	0.74		0.74		7.58		358,998	416

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING PIMCO High Yield Portfolio (Continued)
Class S2
06-30-13	10.65	0.12		(0.07)	0.05	0.30	—		—	0.30	—	10.40	0.43	1.02	0.92	0.92	2.44	6,076	14
12-31-12	9.94	0.60		0.75	1.35	0.64	—		—	0.64	—	10.65	13.97	1.00	0.90	0.90	5.98	5,628	32
12-31-11	10.22	0.72	•	(0.29)	0.43	0.71	—		—	0.71	—	9.94	4.32	1.00	0.90	0.90	7.29	2,294	30
12-31-10	9.66	0.65		0.62	1.27	0.71	—		—	0.71	—	10.22	13.65	0.99	0.89	0.89	6.50	10	28
12-31-09	7.02	0.74		2.59	3.33	0.69	—		—	0.69	—	9.66	49.57	1.00	0.90	0.90	9.01	1	70
12-31-08	9.90	0.66	•	(2.80)	(2.14)	0.68	0.00	*	0.06	0.74	—	7.02	(22.60)	0.99	0.89	0.89	7.48	1	416
ING Templeton Global Growth Portfolio
Class ADV
06-30-13	12.23	0.12		0.96	1.08	—	—		—	—	—	13.31	8.83	1.65	1.50	1.50	1.79	5	6
12-31-12	10.32	0.17	•	1.97	2.14	0.23	—		—	0.23	—	12.23	21.27	1.66	1.51	1.51	1.53	5	14
12-31-11	11.12	0.17		(0.84)	(0.67)	0.13	—		—	0.13	—	10.32	(6.25)	1.65	1.50	1.49	1.57	1	22
12-31-10	10.52	0.12		0.61	0.73	0.13	—		—	0.13	—	11.12	7.14	1.65	1.50	1.49	1.16	1	7
12-31-09	8.11	0.11		2.44	2.55	0.14	—		—	0.14	—	10.52	31.87	1.66	1.51	1.51	1.22	1	10
12-31-08	14.20	0.18		(5.72)	(5.54)	0.05	0.50		—	0.55	—	8.11	(40.06)	1.64	1.49	1.49	1.60	1	12
Class I
06-30-13	12.46	0.16	•	0.99	1.15	—	—		—	—	—	13.61	9.23	0.90	0.90	0.90	2.39	280,681	6
12-31-12	10.45	0.22	•	2.04	2.26	0.25	—		—	0.25	—	12.46	22.01	0.91	0.91	0.91	1.97	265,785	14
12-31-11	11.25	0.26		(0.86)	(0.60)	0.20	—		—	0.20	—	10.45	(5.49)	0.90	0.90	0.89	2.19	257,173	22
12-31-10	10.61	0.18		0.65	0.83	0.19	—		—	0.19	—	11.25	8.04	0.90	0.90	0.89	1.68	292,127	7
12-31-09	8.21	0.17		2.47	2.64	0.24	—		—	0.24	—	10.61	32.73	0.91	0.91	0.91	1.93	289,255	10
12-31-08	14.38	0.24		(5.75)	(5.51)	0.16	0.50		—	0.66	—	8.21	(39.57)	0.89	0.89	0.89	2.19	229,007	12
Class S
06-30-13	12.51	0.14	•	0.99	1.13	—	—		—	—	—	13.64	9.03	1.15	1.15	1.15	2.12	263,931	6
12-31-12	10.48	0.20	•	2.04	2.24	0.21	—		—	0.21	—	12.51	21.76	1.16	1.16	1.16	1.72	255,663	14
12-31-11	11.28	0.22	•	(0.84)	(0.62)	0.18	—		—	0.18	—	10.48	(5.71)	1.15	1.15	1.14	1.96	239,463	22
12-31-10	10.64	0.15	•	0.65	0.80	0.16	—		—	0.16	—	11.28	7.75	1.15	1.15	1.14	1.43	298,922	7
12-31-09	8.23	0.15		2.46	2.61	0.20	—		—	0.20	—	10.64	32.30	1.16	1.16	1.16	1.64	311,920	10
12-31-08	14.39	0.26		(5.80)	(5.54)	0.12	0.50		—	0.62	—	8.23	(39.68)	1.14	1.14	1.14	2.07	244,440	12
Class S2
06-30-13	12.43	0.13		0.98	1.11	—	—		—	—	—	13.54	8.93	1.40	1.30	1.30	2.00	5,188	6
12-31-12	10.42	0.18	•	2.03	2.21	0.20	—		—	0.20	—	12.43	21.53	1.41	1.31	1.31	1.57	4,626	14
12-31-11	11.21	0.20	•	(0.83)	(0.63)	0.16	—		—	0.16	—	10.42	(5.78)	1.40	1.30	1.29	1.82	3,900	22
12-31-10	10.58	0.14		0.64	0.78	0.15	—		—	0.15	—	11.21	7.56	1.40	1.30	1.29	1.28	4,733	7
12-31-09	8.18	0.13		2.45	2.58	0.18	—		—	0.18	—	10.58	32.08	1.41	1.31	1.31	1.50	4,692	10
12-31-08	14.29	0.27		(5.79)	(5.52)	0.09	0.50		—	0.59	—	8.18	(39.77)	1.39	1.29	1.29	1.93	3,738	12

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING U.S. Stock Index Portfolio
Class ADV
06-30-13	11.27	0.08		1.43	1.51	—	—	—	—	—	12.78	13.40	1.01	0.79		0.79		1.34		87,340	4
12-31-12	10.23	0.18	•	1.34	1.52	0.17	0.31	—	0.48	—	11.27	15.15	1.02	0.80		0.80		1.59		67,287	7
12-31-11	10.76	0.14	•	0.02	0.16	0.18	0.51	—	0.69	—	10.23	1.30	1.01	0.79		0.79		1.37		27,415	21
12-31-10	9.56	0.13	•	1.21	1.34	0.14	—	—	0.14	—	10.76	14.06	1.01	0.79	†	0.79	†	1.29	†	10,554	24
05-28-09(5) - 12-31-09	7.75	0.12	•	1.74	1.86	0.05	—	—	0.05	—	9.56	23.99	1.01	0.79	†	0.79	†	2.20	†	155	12
Class I
06-30-13	11.50	0.12	•	1.45	1.57	—	—	—	—	—	13.07	13.65	0.26	0.26		0.26		1.86		4,068,590	4
12-31-12	10.41	0.23	•	1.39	1.62	0.22	0.31	—	0.53	—	11.50	15.79	0.27	0.27		0.27		2.05		4,207,241	7
12-31-11	10.92	0.19		0.02	0.21	0.21	0.51	—	0.72	—	10.41	1.81	0.26	0.26		0.26		1.84		3,855,696	21
12-31-10	9.66	0.18	•	1.24	1.42	0.16	—	—	0.16	—	10.92	14.74	0.26	0.26	†	0.26	†	1.79	†	3,645,772	24
12-31-09	7.70	0.18	•	1.84	2.02	0.06	—	—	0.06	—	9.66	26.22	0.26	0.26	†	0.26	†	1.99	†	3,475,342	12
12-31-08	12.94	0.23	•	(4.97)	(4.74)	0.39	0.11	—	0.50	—	7.70	(37.12)	0.26	0.26	†	0.26	†	2.14	†	333,552	3
Class S
06-30-13	11.44	0.10	•	1.45	1.55	—	—	—	—	—	12.99	13.55	0.51	0.50		0.50		1.64		39,357	4
12-31-12	10.36	0.20	•	1.38	1.58	0.19	0.31	—	0.50	—	11.44	15.48	0.52	0.51		0.51		1.80		25,865	7
12-31-11	10.87	0.16		0.03	0.19	0.19	0.51	—	0.70	—	10.36	1.58	0.51	0.50		0.50		1.61		27,133	21
12-31-10	9.62	0.15	•	1.23	1.38	0.13	—	—	0.13	—	10.87	14.42	0.51	0.50	†	0.50	†	1.54	†	24,781	24
12-31-09	7.67	0.15	•	1.84	1.99	0.04	—	—	0.04	—	9.62	25.97	0.51	0.51	†	0.51	†	1.82	†	26,732	12
12-31-08	12.91	0.21	•	(4.96)	(4.75)	0.38	0.11	—	0.49	—	7.67	(37.35)	0.51	0.51	†	0.51	†	2.03	†	14,414	3
Class S2
06-30-13	11.37	0.08		1.45	1.53	—	—	—	—	—	12.90	13.46	0.76	0.66		0.66		1.49		126,545	4
12-31-12	10.31	0.19	•	1.36	1.55	0.18	0.31	—	0.49	—	11.37	15.29	0.77	0.67		0.67		1.69		93,052	7
12-31-11	10.83	0.16	•	0.01	0.17	0.18	0.51	—	0.69	—	10.31	1.43	0.76	0.66		0.66		1.47		55,893	21
12-31-10	9.59	0.14	•	1.23	1.37	0.13	—	—	0.13	—	10.83	14.26	0.76	0.66	†	0.66	†	1.40	†	31,885	24
12-31-09	7.65	0.14	•	1.83	1.97	0.03	—	—	0.03	—	9.59	25.79	0.76	0.66	†	0.66	†	1.69	†	25,311	12
12-31-08	12.89	0.19	•	(4.95)	(4.76)	0.37	0.11	—	0.48	—	7.65	(37.42)	0.76	0.66	†	0.66	†	1.96	†	12,788	3

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of forty-four active separate investment series. There are twelve series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), ING Clarion Real Estate Portfolio (“Clarion Real Estate”), ING Franklin Income Portfolio (“Franklin Income”), ING Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), ING JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), ING Large Cap Growth Portfolio (“Large Cap Growth”), ING Large Cap Value Portfolio (“Large Cap Value”), ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING Multi-Manager Large Cap Core Portfolio (“Multi-Manager Large Cap Core”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Templeton Global Growth Portfolio (“Templeton Global Growth”), and ING U.S. Stock Index Portfolio (“U.S. Stock Index”). The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

All of the Portfolios are diversified except for Clarion Real Estate, which is a non-diversified Portfolio. The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”), and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC (“ING IM”) serves as the sub-adviser to Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for certain Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities, of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the Act, as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair values nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly by PIMCO High Yield. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2013, the maximum amount of loss that Franklin Mutual Shares and PIMCO High Yield would incur if the counterparties to its derivative transactions failed to perform would be $1,022,591 and $1,914,561, respectively, which represents the gross payments to be received by the Portfolios on open OTC swaps and forward foreign currency transactions were they to be unwound as of June 30, 2013. As of June 30, 2013, PIMCO High Yield received $1,140,000 in cash collateral from various counterparties to mitigate counterparty credit risk.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2013, Franklin Mutual Shares and PIMCO High Yield had a net liability position of $139,036 and $607,406, respectively, on open OTC swaps and forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2013, the Portfolios could have been required to pay this amount in cash to its counterparties. There was no collateral posted as of June 30, 2013 by any Portfolio for open OTC derivatives.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the six months ended June 30, 2013, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. The below Portfolios used forward foreign currency contacts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated investment securities.

	Buy	Sell
Franklin Mutual Shares	$5,599,091	$64,444,777
PIMCO High Yield	1,922,171	49,937,672

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

As of June 30, 2013, JPMorgan Small Cap Core Equity had posted $400,000 principal value in U.S. Treasury Notes to the broker for open futures contracts which have been pledged on the Summary Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2013, JPMorgan Small Cap Core Equity and U.S. Stock Index have purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, Limited Maturity Bond has purchased and sold futures contracts on various bonds and notes to increase exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the six months ended June 30, 2013, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2013.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Purchased	Sold
JPMorgan Small Cap Core Equity	$8,812,400	$—
Limited Maturity Bond	58,087,714	41,292,602
U.S. Stock Index	73,213,315	—

J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract. During the six months ended June 30, 2013, Franklin Mutual Shares entered into written options on equity securities to generate income. Please refer to Note 9 for the volume of written options for Franklin Mutual Shares. There were no open written options at June 30, 2013

K. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which a Portfolio is seller of protection are disclosed following the Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2013, PIMCO High Yield has purchased credit protection on CDX swaps to hedge their exposure to both the high yield and investment grade markets. PIMCO High Yield has also sold protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2013, PIMCO High Yield had average notional amounts of $38,798,333 on credit default swaps to sell protection, respectively. Please refer to the tables following the Summary Portfolio of Investments for open credit default swaps at June 30, 2013 for PIMCO High Yield.

PIMCO High Yield has posted $7,000 in cash collateral and $754,000 par value in U.S. Treasury Bills which have been pledged on the Summary Portfolio of Investments as initial margin for the centrally cleared credit default swaps outstanding June 30, 2013.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk. There were no interest rate swaps entered into by any Portfolio during the six months ended June 30, 2013.

L. Structured Products. Franklin Income invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the

Statements of Operations upon the sale or maturity of the structured product. Please refer to the Summary Portfolio of investments for structured products held by Franklin Income at December 31, 2012.

M. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

N. Securities Lending. The Portfolios may loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with the respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

O. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

P. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

Q. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Large Cap Growth	$90,823,179	$116,940,341
Clarion Real Estate	164,729,292	174,189,750
Franklin Income	124,955,037	123,138,485
Franklin Mutual Shares	63,246,551	65,674,824
JPMorgan Small Cap Core Equity	176,630,835	127,846,481
Large Cap Growth	1,970,004,008	1,541,563,292
Large Cap Value	170,768,987	190,877,943
Limited Maturity Bond	61,694,243	96,657,323
Multi-Manager Large Cap Core	472,206,654	37,651,876
PIMCO High Yield	120,582,015	169,658,107
Templeton Global Growth	33,962,721	62,164,267
U.S. Stock Index	166,357,469	724,663,345

U.S. government securities not included above were as follows:

	Purchases	Sales
Limited Maturity Bond	$754,803,341	$816,204,807
PIMCO High Yield	21,898,931	25,800,082

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Clarion Real Estate, Franklin Income, Large Cap Growth, and Large Cap Value have entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Clarion Real Estate	0.75% of the first $200 million; 0.70% of the next $550 million; and 0.65% of the amount in excess of $750 million

Franklin Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

Large Cap Growth	0.55%

Large Cap Value	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

With the exception of the Portfolios in the table above, DSL, an indirect, wholly-owned subsidiary of ING U.S. Inc., provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL also is responsible for providing or procuring, at DSL’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing and auditing. As compensation for its services under the Unified Agreement, the Trust pays DSL a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
BlackRock Large Cap Growth	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; 0.60% of the amount in excess of $2 billion

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Franklin Mutual Shares	0.78% of the first $4 billion; 0.75% of the next $1 billion; 0.73% of the next $1 billion; 0.71% of the next $1 billion; 0.69% of the amount in excess of $7 billion

JPMorgan Small Cap Core Equity	0.900% of the first $200 million; 0.850% of the next $300 million; 0.800% of the next $250 million; 0.750% of the amount in excess of $750 million

Limited Maturity Bond(1)	0.350% of the first $200 million; 0.300% of the next $300 million; 0.250% of the amount in excess of $500 million

Multi-Manager Large Cap Core	0.725% of the first $500 million; 0.675% of the next $500 million; 0.625% of the amount in excess of $1 billion

PIMCO High Yield	0.490%

Templeton Global Growth	0.96% of the first $250 million; 0.86% of the next $250 million; 0.76% of the amount in excess of $500 million
U.S. Stock Index	0.26%

(1)	The assets of Limited Maturity Bond are aggregated with those of ING Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee.

DSL has contractually agreed to waive a portion of the advisory fee for Clarion Real Estate and Large Cap Value. Effective May 1, 2013, DSL has contractually agreed to waive a portion of the advisory fee for Multi-Manager Large Cap Core. The waiver is calculated as follows:

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

For the period ended June 30, 2013, DSL waived $133,155, $7,026 and $1,388 for Clarion Real Estate, Large Cap Value, and Multi-Manager Large Cap Core, respectively. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue. The agreements will only renew if DSL elects to renew them.

IFS, an indirect, wholly-owned subsidiary of ING U.S., Inc., acts as administrator and provides certain administrative and shareholder services necessary for Clarion Real Estate, Franklin Income, Large Cap Growth,

and Large Cap Value Portfolios’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and the Investment Adviser have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of the Portfolios are as follows (*denotes a Related Party adviser):

Portfolio	Sub-Adviser
BlackRock Large Cap Growth	BlackRock Investment Management, LLC
Clarion Real Estate	CBRE Clarion Securities LLC
Franklin Income	Franklin Advisers, Inc.
Franklin Mutual Shares	Franklin Mutual Advisers LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
Large Cap Growth	ING Investment Management Co. LLC*
Large Cap Value	ING Investment Management Co. LLC*
Limited Maturity Bond	ING Investment Management Co. LLC*
Multi-Manager Large Cap Core(1)	Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC
PIMCO High Yield	Pacific Investment Management Company LLC
Templeton Global Growth	Templeton Global Advisors Limited
U.S. Stock Index	ING Investment Management Co. LLC*

(1)	Prior to May 1, 2013, the Portfolio was sub-advised by Pioneer Investment Management, Inc.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

benefit the Portfolios and not sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to IID at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each respective Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Pursuant to a side agreement, IID agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue.

Each Class ADV share of the respective Portfolios has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. Pursuant to side agreements, IID has agreed to waive an additional 0.09% and an additional 0.04% of the distribution fee for Large Cap Growth Class ADV shares. Pursuant to a side agreement IID agreed to waive 0.22% of the distribution fee for U.S. Stock Index Class ADV shares. With the exception of the 0.04% distribution fee waiver for Large Cap Growth Class ADV shares, termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue.

Pursuant to an agreement, IID will limit Class S expenses, so that the operating expense ratio for BlackRock Large Cap Growth does not exceed 1.04%. IID may, at a later date, recoup from BlackRock Large Cap Growth shareholder service fees waived during the previous 36 months, but only if, after such recoupment, BlackRock Large Cap Growth’s expense ratio does not exceed 1.04%. As of June 30, 2013, $31,400 of such fees are subject to possible recoupment expiring June 30, 2014.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Real Estate	1.25%	0.65%	0.90%	1.05%
Franklin Income	1.39%	0.79%	1.04%	1.19%
Large Cap Growth	1.20%	0.60%	0.85%	1.00%
Large Cap Value	1.29%	0.69%	0.94%	N/A

The Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to each Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2013, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June30,
	2014	2015	2016	Total
Clarion Real Estate	$—	$1,141,311	$1,363,991	$2,505,302
Large Cap Growth	410,973	968,189	2,810,662	4,189,824
Large Cap Value	190,615	338,814	405,907	935,336

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended June 30, 2013, Multi-Manager Large Cap Core incurred $47,000 of information statement costs associated with the sub-adviser, name, principal investment strategies, and fee structure changes of the Portfolio. The Investment Adviser reimbursed the Portfolio for these costs.

At June 30, 2013, the following affiliated investment companies or indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Affiliated Investment Company/Subsidiary	Portfolios	Percentage
ING Franklin Templeton Founding Strategy Portfolio	Franklin Income	32.56%
	Franklin Mutual Shares	57.66
	Templeton Global Growth	50.97

ING Life Insurance and Annuity Company	BlackRock Large Cap Growth	46.18
	Clarion Real Estate	33.96
	JPMorgan Small Cap Core Equity	21.98
	Large Cap Growth	19.38
	Large Cap Value	63.83
	Multi-Manager Large Cap Core	7.02
	PIMCO High Yield	23.69
	U.S. Stock Index	14.13

ING National Trust	BlackRock Large Cap Growth	5.01
	Clarion Real Estate	9.72
	JPMorgan Small Cap Core Equity	10.26
	Large Cap Growth	5.56
	Limited Maturity Bond	14.13
	PIMCO High Yield	10.27

ING Retirement Growth Portfolio	U.S. Stock Index	28.85

ING Retirement Moderate Growth Portfolio	U.S. Stock Index	18.80

ING Retirement Moderate Portfolio	U.S. Stock Index	9.01

ING Solution 2015 Portfolio	Multi-Manager Large Cap Core	13.67

ING Solution 2025 Portfolio	Multi-Manager Large Cap Core	22.16

ING Solution 2035 Portfolio	Multi-Manager Large Cap Core	20.05

ING Solution 2045 Portfolio	Multi-Manager Large Cap Core	15.95

Affiliated Investment Company/Subsidiary	Portfolios	Percentage
ING USA Annuity and Life Insurance Company	BlackRock Large Cap Growth	42.32%
	Clarion Real Estate	43.09
	Franklin Income	58.18
	Franklin Mutual Shares	39.03
	JPMorgan Small Cap Core Equity	52.10
	Large Cap Growth	61.46
	Large Cap Value	23.03
	Limited Maturity Bond	21.91
	Multi-Manager Large Cap Core	12.30
	PIMCO High Yield	60.57
	Templeton Global Growth	46.83

ReliaStar Life Insurance Company	JPMorgan Small Cap Core Equity	9.16
	Limited Maturity Bond	11.80

Security Life of Denver Insurance Company	JPMorgan Small Cap Core Equity	5.07
	Limited Maturity Bond	8.24

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2013, as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Franklin Income	2	$3,670,000	1.11%
Large Cap Growth	3	15,645,000	1.13
U.S. Stock Index	7	1,279,286	1.14

NOTE 9 — WRITTEN OPTIONS

Transactions in written options on equities for Franklin Mutual Shares during the period ended June 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/12	—	$—
Options Written	6	6,203
Options Terminated in Closing Purchase Transactions	(6)	(6,203)
Options Expired	—	—

Balance at 6/30/13	—	$—

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Large Cap Growth
Class ADV
6/30/2013	100,157	—	—	(155,246)	(55,089)	1,150,015	—	—	(1,743,864)	(593,849)
12/31/2012	342,580	—	2,633	(185,579)	159,634	3,603,164	—	26,878	(1,938,969)	1,691,073
Class I
6/30/2013	175,819	—	—	(1,094,147)	(918,328)	2,062,946	—	—	(12,810,621)	(10,747,675)
12/31/2012	620,494	—	119,389	(2,610,323)	(1,870,440)	6,775,370	—	1,253,584	(28,034,734)	(20,005,780)
Class S
6/30/2013	578,242	—	—	(2,158,538)	(1,580,296)	6,613,593	—	—	(25,127,933)	(18,514,340)
12/31/2012	2,177,902	—	74,617	(3,569,082)	(1,316,563)	23,276,578	—	780,489	(38,181,431)	(14,124,364)
Class S2
6/30/2013	67,495	—	—	(68,639)	(1,144)	768,712	—	—	(789,704)	(20,992)
12/31/2012	152,465	—	2,673	(157,593)	(2,455)	1,616,434	—	27,587	(1,652,877)	(8,856)
Clarion Real Estate
Class ADV
6/30/2013	460,900	—	—	(65,302)	395,598	12,871,663	—	—	(1,824,616)	11,047,047
12/31/2012	849,643	—	14,223	(177,740)	686,126	21,517,223	—	374,638	(4,478,830)	17,413,031
Class I
6/30/2013	370,400	—	—	(474,897)	(104,497)	10,796,876	—	—	(13,748,631)	(2,951,755)
12/31/2012	2,227,658	—	48,742	(966,931)	1,309,469	59,403,843	—	1,331,150	(25,453,035)	35,281,958
Class S
6/30/2013	457,084	—	—	(1,236,060)	(778,976)	13,447,677	—	—	(35,829,374)	(22,381,697)
12/31/2012	1,347,282	—	170,167	(3,020,939)	(1,503,490)	35,104,896	—	4,640,457	(78,732,954)	(38,987,601)

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class S2
6/30/2013	44,751	—	—	(72,210)	(27,459)	1,277,510	—	—	(2,091,632)	(814,122)
12/31/2012	180,623	—	8,332	(173,695)	15,260	4,729,284	—	226,042	(4,514,865)	440,461
Franklin Income
Class ADV
6/30/2013	927,629	—	—	(81,912)	845,717	9,820,473	—	—	(866,342)	8,954,131
12/31/2012	988,172	—	144,306	(134,093)	998,385	9,781,629	—	1,376,679	(1,325,697)	9,832,611
Class I
6/30/2013	2,100,812	—	—	(1,307,191)	793,621	22,943,196	—	—	(14,253,620)	8,689,576
12/31/2012	2,995,557	—	1,652,754	(5,406,528)	(758,217)	30,342,953	—	16,180,457	(54,930,499)	(8,407,089)
Class S
6/30/2013	1,856,339	—	—	(3,035,966)	(1,179,627)	19,995,603	—	—	(32,997,372)	(13,001,769)
12/31/2012	3,015,046	—	3,058,960	(6,471,620)	(397,614)	30,419,659	—	29,794,272	(65,155,928)	(4,941,997)
Class S2
6/30/2013	38,491	—	—	(129,091)	(90,600)	415,045	—	—	(1,383,806)	(968,761)
12/31/2012	136,111	—	56,751	(123,640)	69,222	1,367,933	—	551,619	(1,243,022)	676,530
Franklin Mutual Shares
Class ADV
6/30/2013	119,793	—	—	(40,918)	78,875	1,112,168	—	—	(378,928)	733,240
12/31/2012	136,423	—	11,162	(180,809)	(33,224)	1,102,457	—	88,067	(1,449,030)	(258,506)
Class I
6/30/2013	947,286	—	—	(2,048,921)	(1,101,635)	9,033,236	—	—	(19,362,457)	(10,329,221)
12/31/2012	1,526,091	—	577,541	(5,019,629)	(2,915,997)	12,593,832	—	4,637,651	(41,456,485)	(24,225,002)
Class S
6/30/2013	515,789	—	—	(1,371,362)	(855,573)	4,816,699	—	—	(13,020,552)	(8,203,853)
12/31/2012	553,763	—	357,593	(3,652,616)	(2,741,260)	4,541,583	—	2,867,898	(30,099,347)	(22,689,866)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2013	1,172,561	—	—	(84,421)	1,088,140	19,425,940	—	—	(1,389,525)	18,036,415
12/31/2012	1,488,950	—	2,026	(239,460)	1,251,516	21,146,508	—	27,942	(3,370,700)	17,803,750
Class I
6/30/2013	552,096	—	—	(447,285)	104,811	9,537,926	—	—	(7,673,243)	1,864,683
12/31/2012	1,014,293	—	22,176	(905,400)	131,069	14,900,318	—	315,120	(13,189,124)	2,026,314
Class S
6/30/2013	3,038,263	—	—	(1,352,679)	1,685,584	51,205,044	—	—	(22,714,651)	28,490,393
12/31/2012	4,959,657	—	34,553	(6,639,654)	(1,645,444)	70,831,576	—	487,538	(95,038,798)	(23,719,684)
Class S2
6/30/2013	119,800	—	—	(208,803)	(89,003)	2,002,088	—	—	(3,559,709)	(1,557,621)
12/31/2012	250,546	—	364	(381,288)	(130,378)	3,579,470	—	5,092	(5,451,055)	(1,866,493)
Large Cap Growth
Class ADV
6/30/2013	3,667,311	—	—	(9,235,734)	(5,568,423)	55,769,363	—	—	(141,240,570)	(85,471,207)
12/31/2012	10,212,190	143,923,122	161,128	(9,405,741)	144,890,699	140,804,184	1,933,926,036	2,158,187	(138,783,687)	1,938,104,720

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class I
6/30/2013	5,515,134	—	—	(5,791,559)	(276,425)	86,976,487	—	—	(92,909,268)	(5,932,781)
12/31/2012	26,489,064	—	833,996	(11,282,176)	16,040,884	385,859,326	—	11,572,537	(160,269,534)	237,162,329
Class S
6/30/2013	36,476,435	—	—	(2,993,422)	33,483,013	593,931,729	—	—	(47,608,781)	546,322,948
12/31/2012	12,602,051	—	446,823	(6,710,799)	6,338,075	178,256,926	—	6,128,913	(95,785,992)	88,599,847
Class S2
6/30/2013	598,536	—	—	(331,070)	267,466	9,227,850	—	—	(5,175,915)	4,051,935
12/31/2012	1,964,899	—	26,118	(598,721)	1,392,296	27,800,401	—	356,701	(8,559,012)	19,598,090
Large Cap Value
Class ADV
6/30/2013	229,814	—	—	(77,908)	151,906	2,296,816	—	—	(766,779)	1,530,037
12/31/2012	157,679	—	8,045	(64,315)	101,409	1,394,212	—	68,457	(565,392)	897,277
Class I
6/30/2013	657,555	—	—	(2,935,760)	(2,278,205)	6,809,146	—	—	(29,683,558)	(22,874,412)
12/31/2012	2,582,005	—	785,903	(3,811,941)	(444,033)	22,997,331	—	6,740,004	(33,858,286)	(4,120,951)
Class S
6/30/2013	1,177,120	—	—	(1,250,049)	(72,929)	11,672,597	—	—	(12,696,778)	(1,024,181)
12/31/2012	4,316,764	—	202,741	(3,943,964)	575,541	37,212,717	—	1,724,959	(34,818,379)	4,119,297
Limited Maturity Bond
Class ADV
6/30/2013	599,031	—	—	(396,077)	202,954	5,948,136	—	—	(3,933,347)	2,014,789
12/31/2012	1,420,996	—	23,729	(385,438)	1,059,287	14,094,856	—	234,444	(3,820,803)	10,508,497
Class I
6/30/2013	492,807	—	—	(12,487,766)	(11,994,959)	5,020,949	—	—	(127,010,991)	(121,990,042)
12/31/2012	30,779,277	—	185,028	(11,574,475)	19,389,830	312,488,817	—	1,866,934	(117,588,748)	196,767,003
Class S
6/30/2013	328,259	—	—	(1,271,286)	(943,027)	3,358,362	—	—	(13,006,580)	(9,648,218)
12/31/2012	560,167	—	111,236	(2,912,554)	(2,241,151)	5,709,399	—	1,129,049	(29,692,521)	(22,854,073)
Multi-Manager Large Cap Core
Class ADV
6/30/2013	111,480	—	—	(3,861)	107,619	177,408	—	—	(197,717)	(20,309)
12/31/2012	37,590	—	1,131	(23,185)	15,536	421,470	—	12,689	(258,568)	175,591
Class I
6/30/2013	31,157,131	—	—	(1,049,166)	30,107,965	383,203,513	—	—	(15,045,726)	368,157,787
12/31/2012	251,175	—	40,209	(587,716)	(296,332)	2,776,286	—	454,275	(6,505,400)	(3,274,839)
Class S
6/30/2013	4,587,761	—	—	(112,879)	4,474,882	8,363,736	—	—	(4,333,976)	4,029,760
12/31/2012	168,409	—	55,167	(883,347)	(659,771)	1,881,038	—	622,987	(9,876,321)	(7,372,296)
PIMCO High Yield
Class ADV
6/30/2013	2,300,255	—	267,862	(478,915)	2,089,202	24,644,927	—	2,859,089	(5,108,411)	22,395,605
12/31/2012	3,756,646	—	396,474	(548,829)	3,604,291	38,887,330	—	4,102,950	(5,649,385)	37,340,895

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class I
6/30/2013	1,813,162	—	378,898	(9,132,585)	(6,940,525)	19,428,588	—	4,054,323	(98,655,958)	(75,173,047)
12/31/2012	12,334,087	—	896,536	(24,076,508)	(10,845,885)	127,824,999	—	9,233,970	(246,206,679)	(109,147,710)
Class S
6/30/2013	4,732,333	—	2,090,051	(10,291,204)	(3,468,820)	50,744,749	—	22,310,420	(109,514,604)	(36,459,435)
12/31/2012	14,976,670	—	4,344,328	(10,832,385)	8,488,613	154,033,329	—	44,882,176	(111,845,696)	87,069,809
Class S2
6/30/2013	145,179	—	16,375	(105,850)	55,704	1,555,970	—	175,060	(1,134,461)	596,569
12/31/2012	338,273	—	20,793	(61,288)	297,778	3,509,654	—	215,872	(634,475)	3,091,051
Templeton Global Growth
Class ADV
6/30/2013	—	—	—	—	—	—	—	—	—	—
12/31/2012	391	—	9	(70)	330	4,457	—	92	(834)	3,715
Class I
6/30/2013	912,182	—	—	(1,610,327)	(698,145)	12,379,933	—	—	(21,664,185)	(9,284,252)
12/31/2012	2,104,734	—	545,633	(5,929,165)	(3,278,798)	23,158,195	—	5,805,539	(68,077,134)	(39,113,400)
Class S
6/30/2013	1,073,844	—	—	(2,162,536)	(1,088,692)	14,172,202	—	—	(29,020,877)	(14,848,675)
12/31/2012	529,716	—	425,055	(3,358,233)	(2,403,462)	6,258,030	—	4,548,081	(38,389,233)	(27,583,122)
Class S2
6/30/2013	22,497	—	—	(11,614)	10,883	291,868	—	—	(155,093)	136,775
12/31/2012	28,333	—	7,053	(37,479)	(2,093)	332,705	—	74,977	(429,185)	(21,503)
U.S. Stock Index
Class ADV
6/30/2013	1,833,606	—	—	(969,682)	863,924	22,218,451	—	—	(12,121,074)	10,097,377
12/31/2012	3,546,530	—	208,709	(464,762)	3,290,477	39,535,948	—	2,281,742	(5,172,766)	36,644,924
Class I
6/30/2013	31,712,629	—	—	(86,391,609)	(54,678,980)	402,659,578	—	—	(1,112,926,635)	(710,267,057)
12/31/2012	55,674,477	—	17,113,487	(77,171,374)	(4,383,410)	631,086,126	—	190,717,430	(882,901,012)	(61,097,456)
Class S
6/30/2013	1,011,052	—	—	(242,356)	768,696	12,751,823	—	—	(3,016,293)	9,735,530
12/31/2012	1,172,181	—	98,104	(1,628,048)	(357,763)	13,233,404	—	1,086,220	(18,772,315)	(4,452,691)
Class S2
6/30/2013	2,579,577	—	—	(954,537)	1,625,040	32,275,807	—	—	(12,007,551)	20,268,256
12/31/2012	3,868,447	—	289,721	(1,394,398)	2,763,770	43,731,812	—	3,194,411	(15,607,234)	31,318,989

NOTE 11 — REORGANIZATIONS

On July 21, 2012, Large Cap Growth (“Acquiring Portfolio”) acquired all of the net assets of ING American Funds Growth Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on June 28, 2012. The purposes of the transaction were to combine two portfolios with comparable investment objectives, policies, restrictions, management, and portfolio holdings. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS (continued)

from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended December 31, 2012, are as follows:

Net investment income	$20,361,128
Net realized and unrealized loss on investments	$439,147,450
Net increase in net assets resulting from operations	$459,508,578

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 21, 2012. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total net assets of Acquired Portfolio (000s)	Total net assets of Acquiring Portfolio (000s)	Capital Loss Carryforwards (000s)	Unrealized Appreciation (000s)	Conversion Ratio
Large Cap Growth	ING American Funds Growth Portfolio	$1,933,926	$1,423,907	$31,296	$7,185	3.6408

The net assets of Large Cap Growth after the acquisition were $3,357,833,012 .

NOTE 12 — SECURITIES LENDING

Under an agreement with BNY the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

At June 30, 2013, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
BlackRock Large Cap Growth	$8,279,978	$8,462,465
Clarion Real Estate	15,756,677	16,148,099
Franklin Income	45,801,003	47,020,646
JPMorgan Small Cap Core Equity	12,499,723	12,801,624
Large Cap Value	3,212,873	3,279,911
Limited Maturity Bond	2,980,806	3,043,463
PIMCO High Yield	22,337,376	22,938,742
Templeton Global Growth	5,078,225	5,293,942
U.S. Stock Index	5,935,475	6,131,841

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Clarion Real Estate is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment by Funds-of-Funds (Franklin Mutual Shares, Multi-Manager Large Cap Core, Templeton Global Growth, and U.S. Stock Index). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of the Portfolio may be purchased by other investment companies. In some cases an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies. It will not purchase securities of other investment companies except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	Ordinary Income	Ordinary Income	Long-term Capital Gains
BlackRock Large Cap Growth	$—	$2,088,538	$—
Clarion Real Estate	—	6,572,287	—
Franklin Income	—	47,903,027	—
Franklin Mutual Shares	—	7,593,616	—
JPMorgan Small Cap Core Equity	—	835,692	—
Large Cap Growth	—	8,372,757	11,843,582
Large Cap Value	—	8,533,420	—
Limited Maturity Bond	—	3,230,427	—
Multi-Manager Large Cap Core	—	1,089,951	—
PIMCO High Yield	29,413,240	58,449,364	—
Templeton Global Growth	—	10,428,706	—
U.S. Stock Index	—	81,808,995	115,470,807

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
BlackRock Large Cap Growth	$4,391,798	$—	$29,136,840	$(33,614,934)	Short-term	2016
				(9,163,641)	Short-term	2017

				$(42,778,575)

Clarion Real Estate	9,130,370	—	108,950,657	(268,107,190)	Short-term	2017
Franklin Income	45,361,430	—	9,482,734	(20,607,036)	Short-term	2016
				(41,925,368)	Short-term	2017
				(14,832,996)	Short-term	None

				$(77,365,400)

Franklin Mutual Shares	6,053,689	—	35,266,700	(24,811,850)	Short-term	2016
				(52,094,547)	Short-term	2017

				$(76,906,397)

JPMorgan Small Cap Core Equity	4,731,979	14,698,138	70,983,422	—	—	—
Large Cap Growth	20,595,454	46,464,842	271,737,690	—	—	—
Large Cap Value	7,938,622	—	27,863,036	(24,772,629)	Short-term	2016
				(22,962,480)	Short-term	2017

				$(47,735,109)

Limited Maturity Bond	2,662,648	—	2,062,923	(6,703,581)	Short-term	2017
				(282,551)	Long-term	None

				$(6,986,132)

Multi-Manager Large Cap Core	175,144	—	11,812,922	(301,387)	Short-term	2016
				(7,475,143)	Short-term	2017

				$(7,776,530)

PIMCO High Yield	7,660,932	—	70,311,741	(61,156,450)	Short-term	2017
Templeton Global Growth	9,833,053	—	(5,809,840)	(21,886,979)	Short-term	2017
U.S. Stock Index	22,390,378	94,315,640	816,984,812	—	—	—

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 15 – RESTRUCTURING PLAN

The Investment Adviser, ING IM, the Administrator and the Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING

Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements, as applicable, for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and affiliated sub-advisory agreements, as applicable, prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of BlackRock Large Cap Growth, Clarion Real Estate, Franklin Income, Franklin Mutual Shares, JPMorgan Small Cap Core Equity, Multi-Manager Large Cap Core, PIMCO High Yield and Templeton Global Growth approved new advisory agreements on April 22, 2013 and shareholders of Large Cap Growth, Large Cap Value, Limited Maturity Bond and U.S. Stock Index approved new advisory and affiliated sub-advisory agreements on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 15 — RESTRUCTURING PLAN (continued)

and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2013, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
BlackRock Large Cap Growth
Class ADV	$0.1118	$ —	$—	July 17, 2013	July 15, 2013
Class I	$0.1727	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.1431	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.1287	$—	$—	July 17, 2013	July 15, 2013
Clarion Real Estate
Class ADV	$0.3449	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.4471	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.3729	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.3384	$—	$—	July 17, 2013	July 15, 2013
Franklin Income
Class ADV	$0.5440	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.5812	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.5551	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.5382	$—	$—	July 17, 2013	July 15, 2013
Franklin Mutual Shares
Class ADV	$0.0853	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.1308	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.1078	$—	$—	July 17, 2013	July 15, 2013
JPMorgan Small Cap Core Equity
Class ADV	$0.1312	$—	$0.4388	July 17, 2013	July 15, 2013
Class I	$0.1726	$—	$0.4388	July 17, 2013	July 15, 2013
Class S	$0.1377	$—	$0.4388	July 17, 2013	July 15, 2013
Class S2	$0.1123	$—	$0.4388	July 17, 2013	July 15, 2013

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Large Cap Growth
Class ADV	$0.0572	$—	$0.1576	July 17, 2013	July 15, 2013
Class I	$0.0903	$—	$0.1576	July 17, 2013	July 15, 2013
Class S	$0.0757	$—	$0.1576	July 17, 2013	July 15, 2013
Class S2	$0.0532	$—	$0.1576	July 17, 2013	July 15, 2013
Large Cap Value
Class ADV	$0.1921	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.2239	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.2011	$—	$—	July 17, 2013	July 15, 2013
Limited Maturity Bond
Class ADV	$0.0750	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.1212	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.0915	$—	$—	July 17, 2013	July 15, 2013
Multi-Manager Large Cap Core
Class ADV	$0.0052	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.0052	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.0052	$—	$—	July 17, 2013	July 15, 2013
PIMCO High Yield
Class ADV	$0.0523	$—	$—	August 1, 2013	Daily
Class I	$0.0576	$—	$—	August 1, 2013	Daily
Class S	$0.0554	$—	$—	August 1, 2013	Daily
Class S2	$0.0541	$—	$—	August 1, 2013	Daily
Templeton Global Growth
Class ADV	$0.1874	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.2595	$—	$—	July 17, 2013	July 15, 2013
Class S	$0.2277	$—	$—	July 17, 2013	July 15, 2013
Class S2	$0.2146	$—	$—	July 17, 2013	July 15, 2013
U.S. Stock Index
Class ADV	$0.0456	$0.0224	$0.2863	July 17, 2013	July 15, 2013
Class I	$0.0456	$0.0224	$0.2863	July 17, 2013	July 15, 2013
Class S	$0.0456	$0.0224	$0.2863	July 17, 2013	July 15, 2013
Class S2	$0.0456	$0.0224	$0.2863	July 17, 2013	July 15, 2013

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

50

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification

as of June 30, 2013

(as a percentage of net assets)

Information Technology	28.5%
Consumer Discretionary	15.4%
Health Care	13.8%
Industrials	12.3%
Financials	9.0%
Consumer Staples	7.3%
Materials	5.1%
Energy	4.7%
Exchange-Traded Funds	1.8%
Assets in Excess of Other Liabilities*	2.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.1%
		Consumer Discretionary: 15.4%
190,000		Comcast Corp. - Class A	$7,957,200	2.4
174,740		Lowe’s Cos., Inc.	7,146,866	2.1
269,582		News Corp. - Class A	8,788,373	2.6
69,912		Nike, Inc.	4,451,996	1.3
101,330		Ross Stores, Inc.	6,567,197	2.0
133,470		TJX Cos., Inc.	6,681,508	2.0
110,710		Walt Disney Co.	6,991,337	2.1
36,500		Other Securities	3,128,529	0.9
			51,713,006	15.4
		Consumer Staples: 7.3%
127,205		Coca-Cola Co.	5,102,193	1.5
141,435		CVS Caremark Corp.	8,087,253	2.4
49,160		Philip Morris International, Inc.	4,258,239	1.3
95,740		Wal-Mart Stores, Inc.	7,131,673	2.1
			24,579,358	7.3
		Energy: 4.7%
43,430		Marathon Petroleum Corp.	3,086,136	0.9
58,810		Oceaneering International, Inc.	4,246,082	1.2
86,194	L	PBF Energy, Inc.	2,232,425	0.7
214,160		Suncor Energy, Inc.	6,315,578	1.9
			15,880,221	4.7
		Financials: 9.0%
160,700		Discover Financial Services	7,655,748	2.3
18,000		Mastercard, Inc.	10,341,000	3.1

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
59,800		Travelers Cos., Inc.	$4,779,216	1.4
203,840		US Bancorp.	7,368,816	2.2
			30,144,780	9.0
		Health Care: 13.8%
156,605		Abbott Laboratories	5,462,382	1.6
117,425		AbbVie, Inc.	4,854,349	1.5
112,110		Agilent Technologies, Inc.	4,793,824	1.4
51,890		Amgen, Inc.	5,119,467	1.5
14,090	@	Biogen Idec, Inc.	3,032,168	0.9
26,230	@	Celgene Corp.	3,066,549	0.9
58,240		Eli Lilly & Co.	2,860,749	0.9
50,080	@	Gilead Sciences, Inc.	2,564,597	0.8
65,675		McKesson Corp.	7,519,788	2.2
81,020		Merck & Co., Inc.	3,763,379	1.1
104,100	@	Warner Chilcott PLC	2,069,508	0.6
34,165		Other Securities	1,306,924	0.4
			46,413,684	13.8
		Industrials: 12.3%
98,710		3M Co.	10,793,938	3.2
75,130		Boeing Co.	7,696,317	2.3
28,030		Cummins, Inc.	3,040,134	0.9
91,880	@	Ingersoll-Rand PLC - Class A	5,101,178	1.5
100,380		KBR, Inc.	3,262,350	1.0
27,130		Parker Hannifin Corp.	2,588,202	0.7
233,749	@	United Continental Holdings, Inc.	7,314,006	2.2
42,031		Other Securities	1,765,275	0.5
			41,561,400	12.3
		Information Technology: 28.5%
32,435	@	Alliance Data Systems Corp.	5,871,708	1.7
38,045		Apple, Inc.	15,068,864	4.5
44,615		DST Systems, Inc.	2,914,698	0.9
283,050		EMC Corp.	6,685,641	2.0
21,415	@	Google, Inc. - Class A	18,853,124	5.6
59,285		International Business Machines Corp.	11,329,956	3.4
445,990		Microsoft Corp.	15,400,035	4.6
296,040		Oracle Corp.	9,094,349	2.7
87,880	@	Teradata Corp.	4,414,212	1.3
295,990		Other Securities	6,199,014	1.8
			95,831,601	28.5

See Accompanying Notes to Financial Statements

51

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 5.1%
83,430		International Paper Co.	$3,696,783	1.1
132,946		Packaging Corp. of America	6,509,036	1.9
37,440		PPG Industries, Inc.	5,481,591	1.6
8,760		Other Securities	1,502,340	0.5
			17,189,750	5.1
		Total Common Stock (Cost $286,883,872)	323,313,800	96.1

EXCHANGE-TRADED FUNDS: 1.8%
38,470	L	SPDR Trust Series 1	6,155,584	1.8
		Total Exchange-Traded Funds (Cost $6,090,127)	6,155,584	1.8

		Total Long-Term Investments (Cost $292,973,999)	329,469,384	97.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc(1): 2.5%
2,009,837		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,009,857, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,050,042, due 07/03/13-05/15/37)	2,009,837	0.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
423,117	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $423,122, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $431,579, due 07/05/13-08/15/21)	$423,117	0.1
2,009,837	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,009,862, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $2,050,077, due 05/01/15-01/01/47)	2,009,837	0.6
2,009,837	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,009,862, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $2,050,034, due 06/01/18-04/01/43)	2,009,837	0.6

See Accompanying Notes to Financial Statements

52

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,009,837	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,009,863, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,050,034, due 12/04/13-08/27/32)	$2,009,837	0.6
		8,462,465	2.5

Shares		Value	Percentage of Net Assets

	Mutual Funds: 2.1%
7,167,048	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,167,048)	7,167,048	2.1
	Total Short-Term Investments (Cost $15,629,513)	15,629,513	4.6

	Total Investments in Securities (Cost $308,603,512)	$345,098,897	102.5
	Liabilities in Excess of Other Assets	(8,531,066)	(2.5)

	Net Assets	$336,567,831	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $308,777,437.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$46,175,351
Gross Unrealized Depreciation	(9,853,891)

Net Unrealized Appreciation	$36,321,460

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$323,313,800	$—	$—	$323,313,800
Exchange-Traded Funds	6,155,584	—	—	6,155,584
Short-Term Investments	7,167,048	8,462,465	—	15,629,513

Total Investments, at fair value	$336,636,432	$8,462,465	$—	$345,098,897

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

53

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$11,045,800	$69,874,249	$(73,753,001)	$—	$7,167,048	$2,964	$—	$—

	$11,045,800	$69,874,249	$(73,753,001)	$—	$7,167,048	$2,964	$—	$—

See Accompanying Notes to Financial Statements

54

ING CLARION REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification as of June 30, 2013

(as a percentage of net assets)

Financials	98.2%
Consumer Discretionary	0.5%
Assets in Excess of Other Liabilities*	1.3%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Consumer Discretionary: 0.5%
51,800		Starwood Hotels & Resorts Worldwide, Inc.	$3,273,242	0.5

		Financials: 98.2%
179,800	L	American Realty Capital Properties, Inc.	2,743,748	0.4
288,000		Apartment Investment & Management Co.	8,651,520	1.3
173,652		AvalonBay Communities, Inc.	23,427,391	3.4
410,200		BioMed Realty Trust, Inc.	8,298,346	1.2
238,196		Boston Properties, Inc.	25,122,532	3.7
448,300		Brandywine Realty Trust	6,061,016	0.9
282,720	L	BRE Properties, Inc.	14,141,654	2.1
361,000		CBL & Associates Properties, Inc.	7,732,620	1.1
136,400		CommonWealth REIT	3,153,568	0.5
274,400		CubeSmart	4,384,912	0.6
656,000		DDR Corp.	10,922,400	1.6
89,057	L	Digital Realty Trust, Inc.	5,432,477	0.8
468,200		Douglas Emmett, Inc.	11,681,590	1.7
826,800		Duke Realty Corp.	12,889,812	1.9
132,600		EPR Properties	6,665,802	1.0
535,071		Equity Residential	31,066,222	4.5
46,470		Essex Property Trust, Inc.	7,385,012	1.1
38,788	L	Federal Realty Investment Trust	4,021,540	0.6
1,067,253		General Growth Properties, Inc.	21,206,317	3.1
519,352		HCP, Inc.	23,599,355	3.4

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
409,900		Health Care Real Estate Investment Trust, Inc.	$27,475,597	4.0
348,345		Healthcare Realty Trust, Inc.	8,882,798	1.3
389,800		Healthcare Trust of America, Inc.	4,377,454	0.6
269,047	L	Highwoods Properties, Inc.	9,580,764	1.4
1,776,668		Host Hotels & Resorts, Inc.	29,972,389	4.4
259,000		Kilroy Realty Corp.	13,729,590	2.0
994,778		Kimco Realty Corp.	21,318,093	3.1
636,700		Lexington Realty Trust	7,436,656	1.1
351,045		Liberty Property Trust	12,974,623	1.9
285,523		Macerich Co.	17,408,337	2.5
157,300		Pebblebrook Hotel Trust	4,066,205	0.6
218,000		Post Properties, Inc.	10,788,820	1.6
813,184		ProLogis, Inc.	30,673,301	4.5
157,964		Public Storage, Inc.	24,220,620	3.5
223,400		Ramco-Gershenson Properties	3,469,402	0.5
129,100		Realty Income Corp.	5,411,872	0.8
213,600	L	Regency Centers Corp.	10,853,016	1.6
437,300	L	Senior Housing Properties Trust	11,339,189	1.7
399,211		Simon Property Group, Inc.	63,043,401	9.2
190,354		SL Green Realty Corp.	16,787,319	2.4
597,800	@	Strategic Hotel Capital, Inc.	5,296,508	0.8
84,000		Sun Communities, Inc.	4,179,840	0.6
487,300	@	Sunstone Hotel Investors, Inc.	5,886,584	0.9
79,898	L	Tanger Factory Outlet Centers, Inc.	2,673,387	0.4
115,874		Taubman Centers, Inc.	8,707,931	1.3
697,403		UDR, Inc.	17,776,803	2.6
330,195		Ventas, Inc.	22,935,345	3.4
263,933	L	Vornado Realty Trust	21,866,849	3.2
120,000		Weyerhaeuser Co.	3,418,800	0.5

See Accompanying Notes to Financial Statements

55

ING CLARION REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Financials: (continued)
343,500	Other Securities	$5,916,715	0.9
		671,056,042	98.2
	Total Common Stock (Cost $571,369,754)	674,329,284	98.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc(1): 2.4%
3,835,177	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $3,835,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $3,911,881, due 07/15/13-05/01/51)	3,835,177	0.6
3,835,177	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $3,835,215, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $3,911,896, due 07/03/13-05/15/37)	3,835,177	0.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
807,391	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $807,401, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $823,539, due 07/05/13-08/15/21)	$807,391	0.1
3,835,177	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $3,835,224, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $3,911,881, due 06/01/18-04/01/43)	3,835,177	0.6
3,835,177	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $3,835,227, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,911,881, due 12/04/13-08/27/32)	3,835,177	0.6
		16,148,099	2.4

See Accompanying Notes to Financial Statements

56

ING CLARION REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.0%
7,009,803	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,009,803)	$7,009,803	1.0
	Total Short-Term Investments (Cost $23,157,902)	23,157,902	3.4

	Total Investments in Securities (Cost $594,527,656)	$697,487,186	102.1
	Liabilities in Excess of Other Assets	(14,635,347)	(2.1)

	Net Assets	$682,851,839	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $607,535,524.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$106,741,798
Gross Unrealized Depreciation	(16,790,136)

Net Unrealized Appreciation	$89,951,662

REIT Diversification	Percentage of Net Assets
Retail REITs	25.0%
Specialized REITs	19.6
Residential REITs	18.1
Office REITs	14.6
Diversified REITs	9.9
Hotels, Resorts & Cruise Lines	6.6
Industrial REITs	4.9
Assets in Excess of Other Liabilities*	1.3

Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$674,329,284	$—	$—	$674,329,284
Short-Term Investments	7,009,803	16,148,099	—	23,157,902

Total Investments, at fair value	$681,339,087	$16,148,099	$—	$697,487,186

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

57

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation

as of June 30, 2013

(as a percentage of net assets)

Common Stock	55.2%
Corporate Bonds/Notes	35.6%
Preferred Stock	4.5%
Structured Products	0.2%
Warrants	0.1%
Assets in Excess of Other Liabilities*	4.4%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 55.2%
		Consumer Discretionary: 0.5%
204,612		Other Securities	$4,569,162	0.5

		Consumer Staples: 0.8%
73,900		PepsiCo, Inc.	6,044,281	0.7
51,200		Other Securities	1,211,392	0.1
			7,255,673	0.8
		Energy: 10.6%
308,500		BP PLC ADR	12,876,790	1.5
365,000	L	Canadian Oil Sands Ltd.	6,757,203	0.8
100,000		Chesapeake Energy Corp.	2,038,000	0.2
64,200		Chevron Corp.	7,597,428	0.9
106,235		ExxonMobil Corp.	9,598,332	1.1
155,200		Halliburton Co.	6,474,944	0.7
293,400		Royal Dutch Shell PLC - Class A ADR	18,718,920	2.2
161,200		Spectra Energy Corp.	5,554,952	0.6
630,900		Other Securities	22,235,592	2.6
			91,852,161	10.6
		Financials: 6.5%
697,300		Bank of America Corp.	8,967,278	1.0
226,000		JPMorgan Chase & Co.	11,930,540	1.4
365,500		Wells Fargo & Co.	15,084,185	1.7
1,741,300		Other Securities	20,746,974	2.4
			56,728,977	6.5
		Health Care: 6.9%
150,000		Johnson & Johnson	12,879,000	1.5
410,200		Merck & Co., Inc.	19,053,790	2.2
378,100		Pfizer, Inc.	10,590,581	1.2

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
46,700		Roche Holding AG - Genusschein	$11,590,816	1.3
115,000		Sanofi-Aventis SA ADR	5,923,650	0.7
			60,037,837	6.9
		Industrials: 3.0%
571,600		General Electric Co.	13,255,404	1.5
131,000		Waste Management, Inc.	5,283,230	0.6
115,800		Other Securities	7,892,542	0.9
			26,431,176	3.0
		Information Technology: 3.4%
512,200		Intel Corp.	12,405,484	1.5
484,100		Other Securities	16,722,356	1.9
			29,127,840	3.4
		Materials: 7.8%
70,000	L	Agrium, Inc.	6,087,200	0.7
272,500		BHP Billiton PLC	6,948,201	0.8
367,700		Dow Chemical Co.	11,828,909	1.4
129,100		EI Du Pont de Nemours & Co.	6,777,750	0.8
201,000		Freeport-McMoRan Copper & Gold, Inc.	5,549,610	0.6
130,000	@	LyondellBasell Industries NV Class A	8,613,800	1.0
198,000		Newmont Mining Corp.	5,930,100	0.7
200,000	L	Rio Tinto PLC ADR	8,216,000	0.9
399,700		Other Securities	7,467,170	0.9
			67,418,740	7.8
		Telecommunication Services: 2.8%
275,000		AT&T, Inc.	9,735,000	1.1
2,750,000	@	Vodafone Group PLC	7,880,661	0.9
1,055,966		Other Securities(a)	7,143,826	0.8
			24,759,487	2.8
		Utilities: 12.9%
150,000		American Electric Power Co., Inc.	6,717,000	0.8
111,700		Dominion Resources, Inc.	6,346,794	0.7
194,965		Duke Energy Corp.	13,160,138	1.5

See Accompanying Notes to Financial Statements

58

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
85,000		Entergy Corp.	$5,922,800	0.7
255,000		Exelon Corp.	7,874,400	0.9
130,830		NextEra Energy, Inc.	10,660,028	1.2
220,000		Pacific Gas & Electric Co.	10,060,600	1.2
100,000		Pinnacle West Capital Corp.	5,547,000	0.6
185,200		PPL Corp.	5,604,152	0.6
175,000		Public Service Enterprise Group, Inc.	5,715,500	0.7
105,000		Sempra Energy	8,584,800	1.0
150,200		Southern Co.	6,628,326	0.8
200,000		Xcel Energy, Inc.	5,668,000	0.6
535,000		Other Securities(a)	13,751,360	1.6
			112,240,898	12.9
		Total Common Stock (Cost $455,790,417)	480,421,951	55.2

PREFERRED STOCK: 4.5%
		Consumer Discretionary: 0.2%
30,000		Other Securities	1,444,800	0.2

		Energy: 0.6%
3,500	#,@	Chesapeake Energy Corp.	3,598,438	0.4
25,000		Other Securities	2,148,437	0.2
			5,746,875	0.6
		Financials: 3.4%
1,839	#,@,P	Ally Financial, Inc.	1,748,027	0.2
9,300	@	Bank of America Corp.	10,327,650	1.2
8,000	@	Wells Fargo & Co.	9,552,000	1.1
712,110		Other Securities(a)	7,736,119	0.9
			29,363,796	3.4
		Materials: 0.1%
33,000		Other Securities	567,930	0.1

		Utilities: 0.2%
34,000		Other Securities	1,704,250	0.2
		Total Preferred Stock (Cost $49,192,533)	38,827,651	4.5

Shares			Value	Percentage of Net Assets

WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
22,236		Other Securities	$448,611	0.1

		Utilities: 0.0%
21,595		Other Securities	39,951	0.0
		Total Warrants (Cost $1,798,381)	488,562	0.1

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 35.6%
		Consumer Discretionary: 6.9%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	2,002,500	0.2
1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,500,000	0.2
6,200,000		Cablevision Systems Corp., 7.750%-8.625%, 09/15/17-04/15/20	6,789,000	0.8
1,853,000	#	Clear Channel Communications, Inc., 9.000%, 12/15/19	1,806,675	0.2
11,482,944		Clear Channel Communications, Inc., 3.845%-9.000%, 01/29/16-03/01/21	10,717,699	1.2
2,000,000	#,L	Innovation Ventures, LLC / Innovation Ventures Finance Corp., 9.500%, 08/15/19	1,680,000	0.2
3,000,000	#	Landry’s, Inc., 9.375%, 05/01/20	3,180,000	0.4
2,000,000	#,L	Univision Communications, Inc., 5.125%, 05/15/23	1,900,000	0.2
EUR 1,061,822	#	UPC Germany GmbH, 8.125%, 12/01/17	1,458,129	0.2
27,764,590		Other Securities(b)	28,733,996	3.3
			59,767,999	6.9

See Accompanying Notes to Financial Statements

59

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: 1.4%
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	$842,000	0.1
10,800,000		Other Securities (a)	11,584,000	1.3
			12,426,000	1.4
		Energy: 5.3%
2,000,000		Chesapeake Energy Corp. - Term Loan B, 5.750%, 12/02/17	2,026,388	0.3
6,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	6,720,000	0.8
5,300,000		Chesapeake Energy Corp., 5.750%-6.875%, 11/15/20-03/15/23	5,439,500	0.6
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	969,545	0.1
1,000,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, 10.750%, 10/01/20	1,010,000	0.1
2,600,000	#	Samson Investment Co., 10.000%, 02/15/20	2,752,750	0.3
2,800,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	2,737,000	0.3
23,600,000		Other Securities (a)	24,177,282	2.8
			45,832,465	5.3
		Financials: 3.2%
1,500,000	L	Bank of America Corp., 8.125%, 12/29/49	1,695,174	0.2
GBP 1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,646,438	0.2
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	14,139,337	1.6
300,000	#	Ladder Capital Finance Corp., 7.375%, 10/01/17	307,500	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	$3,060,000	0.4
2,300,000	#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,300,000	0.3
4,300,000		Other Securities	4,657,677	0.5
			27,806,126	3.2
		Health Care: 2.8%
8,900,000		HCA, Inc., 6.500%-7.500%, 02/15/16-02/15/22	9,722,875	1.1
7,255,000	L	Tenet Healthcare Corp., 8.000%-9.250%, 02/01/15-08/01/20	7,757,994	0.9
2,300,000	#	VPII Escrow Corp., 7.500%, 07/15/21	2,383,375	0.3
4,500,000		Other Securities	4,804,500	0.5
			24,668,744	2.8
		Industrials: 3.7%
1,600,000	#,L	Abengoa Finance SAU, 8.875%, 11/01/17	1,496,000	0.2
3,600,000	#	CEVA Group PLC, 1.150%, 04/01/18	3,177,000	0.3
1,000,000	#	CEVA Group PLC, 1.275%, 03/31/20	882,500	0.1
1,600,000	#	CEVA Group PLC, 4.000%, 05/01/18	1,576,000	0.2
1,000,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	1,050,000	0.1
1,500,000	#	Laureate Education, Inc., 9.250%, 09/01/19	1,612,500	0.2
EUR 1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,002,740	0.2
19,760,128		Other Securities(a)	20,930,454	2.4
			32,727,194	3.7

See Accompanying Notes to Financial Statements

60

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: 5.7%
3,276,964		First Data Corp. –Term Loan B-3, 4.193%, 03/24/18	$3,217,159	0.4
7,892,000	L	First Data Corp., 11.250%, 03/31/16	7,753,890	0.9
6,400,000		First Data Corp., 12.625%, 01/15/21	6,800,000	0.8
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,333,475	0.7
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,290,577	0.4
5,980,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,607,900	0.8
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,247,500	0.3
1,484,000	#	Freescale Semiconductor, Inc., 10.125%, 03/15/18	1,613,850	0.2
3,333,000	L	Freescale Semiconductor, Inc., 8.050%-10.125%, 12/15/16-02/01/20	3,395,074	0.4
6,821,714		Other Securities	7,225,617	0.8
			49,485,042	5.7
		Materials: 2.9%
4,000,000	#	Cemex SAB de CV, 9.000%, 01/11/18	4,220,000	0.5
2,205,000		Cemex SAB de CV, 3.250%-3.750%, 03/15/16-03/15/18	2,696,422	0.3
1,500,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,486,875	0.2
600,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	609,000	0.1
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,070,000	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
1,800,000	#	FQM Akubra, Inc., 8.750%, 06/01/20	$1,849,500	0.2
1,000,000	#	HudBay Minerals, Inc., 9.500%, 10/01/20	980,000	0.1
EUR 2,169,175	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	2,833,937	0.3
EUR 2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,408,677	0.4
EUR 1,800,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,571,395	0.3
2,500,000		Other Securities (a)	2,437,500	0.3
			25,163,306	2.9
		Telecommunication Services: 2.1%
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,103,750	0.5
5,500,000		Sprint Nextel Corp., 7.000%-11.500%, 03/01/17-11/15/21	6,887,500	0.8
6,900,000		Other Securities	7,060,500	0.8
			18,051,750	2.1
		Utilities: 1.6%
904,000	#	Calpine Corp., 7.500%, 02/15/21	969,540	0.1
708,000	#	Calpine Corp., 7.875%, 07/31/20	771,720	0.1
872,000	#	Calpine Corp., 7.875%, 01/15/23	941,760	0.1
1,500,000	#	Intergen NV, 9.000%, 06/30/17	1,548,337	0.2
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,893,750	0.5
15,400,000		Other Securities	4,731,375	0.6
			13,856,482	1.6
		Total Corporate Bonds/Notes (Cost $289,635,565)	309,785,108	35.6

See Accompanying Notes to Financial Statements

61

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

STRUCTURED PRODUCTS: 0.2%
		Banks: 0.2%
50,000	#,@,Z	Freeport-McMoRan Copper & Gold, Inc., Equity-Linked Note (Deutsche Bank AG), 11/05/13	$1,425,700	0.2
		Total Structured Products (Cost $1,971,000)	1,425,700	0.2
		Total Long-Term Investments (Cost $798,387,896)	830,948,972	95.6

SHORT-TERM INVESTMENTS: 8.2%
		U.S. Government Agency Obligations: 2.3%
20,000,000	Z	Federal Home Loan Bank Discount Notes, 0.020%, 07/01/13
		(Cost $20,000,000)	20,000,000	2.3

		Securities Lending Collateralcc(1): 5.4%
11,167,424		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $11,167,553, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $11,390,773, due 12/01/17-06/01/43)	11,167,424	1.3
11,167,424		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $11,167,653, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $11,390,773, due 06/01/17-03/01/48)	11,167,424	1.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
11,167,424	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $11,167,653, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $11,390,772, due 07/01/32-07/01/43)	$11,167,424	1.3
2,350,950	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $2,350,971, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $2,398,029, due 01/15/25-02/15/43)	2,350,950	0.2
11,167,424	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $11,167,571, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $11,390,773, due 12/04/13-08/27/32)	11,167,424	1.3
		47,020,646	5.4

See Accompanying Notes to Financial Statements

62

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Structured Products: 0.2%
150,000	@	Corning, Inc. Equity Linked Note (Credit Suisse Group AG), 10/18/13 (Cost $1,942,500)	2,074,500	0.2

		Foreign Government Bonds: 0.3%
168,000	#,@,Z	Deutsche Bank AG/London, 11/22/13 (Cost $3,070,210)	2,325,076	0.3
		Total Short-Term Investments (Cost $72,033,356)	71,420,222	8.2
		Total Investments in Securities (Cost $870,421,252)	$902,369,194	103.8
		Liabilities in Excess of Other Assets	(32,919,011)	(3.8)

		Net Assets	$869,450,183	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
(b)	The grouping contains securities in default.
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $870,993,348.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$106,646,333
Gross Unrealized Depreciation	(75,270,487)

Net Unrealized Appreciation	$31,375,846

See Accompanying Notes to Financial Statements

63

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$4,569,162	$—	$—	$4,569,162
Consumer Staples	7,255,673	—	—	7,255,673
Energy	91,852,161	—	—	91,852,161
Financials	43,778,382	12,950,595	—	56,728,977
Health Care	48,447,021	11,590,816	—	60,037,837
Industrials	26,431,176	—	—	26,431,176
Information Technology	29,127,840	—	—	29,127,840
Materials	60,470,539	6,948,201	—	67,418,740
Telecommunication Services	11,907,500	12,851,987	—	24,759,487
Utilities	112,240,898	—	—	112,240,898

Total Common Stock	436,080,352	44,341,599	—	480,421,951

Preferred Stock	15,920,580	22,907,071	—	38,827,651
Warrants	488,562	—	—	488,562
Corporate Bonds/Notes	—	309,785,108	—	309,785,108
Structured Products	—	1,425,700	—	1,425,700
Short-Term Investments	—	71,420,222	—	71,420,222

Total Investments, at fair value	$452,489,494	$449,879,700	$—	$902,369,194

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

64

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification as of June 30, 2013

(as a percentage of net assets)

Financials	19.5%
Consumer Staples	13.8%
Information Technology	11.2%
Energy	11.0%
Health Care	10.6%
Consumer Discretionary	9.4%
Industrials	5.5%
Materials	4.8%
Utilities	4.0%
Telecommunication Services	3.0%
Assets in Excess of Other Liabilities*	7.2%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 86.5%
		Consumer Discretionary: 7.9%
370,242		British Sky Broadcasting PLC	$4,460,312	0.9
154,440	@	General Motors Co.	5,144,396	1.0
76,480		Kohl’s Corp.	3,863,005	0.8
292,214		News Corp. - Class B	9,590,463	2.0
592,520		Reed Elsevier PLC	6,738,285	1.4
50,118		Time Warner Cable, Inc.	5,637,273	1.1
509,193		Other Securities	3,463,202	0.7
			38,896,936	7.9
		Consumer Staples: 13.8%
138,520		Altria Group, Inc.	4,846,815	1.0
176,046		British American Tobacco PLC	9,029,378	1.8
180,714		CVS Caremark Corp.	10,333,226	2.1
213,592		Imperial Tobacco Group PLC	7,406,265	1.5
225,168		Kroger Co.	7,777,303	1.6
118,572		Lorillard, Inc.	5,179,225	1.1
106,990		Walgreen Co.	4,728,958	1.0
431,542		Other Securities	18,383,246	3.7
			67,684,416	13.8

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: 11.0%
89,534		Apache Corp.	$7,505,635	1.5
114,071		Baker Hughes, Inc.	5,262,095	1.1
554,065		BP PLC	3,845,204	0.8
151,640		Consol Energy, Inc.	4,109,444	0.8
237,162		Marathon Oil Corp.	8,201,062	1.7
248,577		Royal Dutch Shell PLC	7,942,947	1.6
108,945	@	Transocean Ltd.	5,223,913	1.1
495,699		Other Securities	11,957,657	2.4
			54,047,957	11.0
		Financials: 18.3%
80,286	@	ACE Ltd.	7,183,991	1.5
229,712	@	American International Group, Inc.	10,268,126	2.1
13,150	@	Alleghany Corp.	5,040,527	1.0
49,872	#,@,X	Bond Street Holdings, LLC	723,144	0.1
119,902		Citigroup, Inc.	5,751,699	1.2
73,450		JPMorgan Chase & Co.	3,877,426	0.8
130,979		Metlife, Inc.	5,993,599	1.2
189,710		Morgan Stanley	4,634,615	0.9
117,880		PNC Financial Services Group, Inc.	8,595,810	1.7
20,198	@	White Mountains Insurance Group Ltd.	11,612,638	2.4
1,069,496		Other Securities	26,337,195	5.4
			90,018,770	18.3
		Health Care: 10.6%
113,767		Cigna Corp.	8,246,970	1.7
188,558		Medtronic, Inc.	9,705,080	2.0
311,552		Merck & Co., Inc.	14,471,590	2.9
131,500		Teva Pharmaceutical Industries Ltd. ADR	5,154,800	1.0
50,120		WellPoint, Inc.	4,101,821	0.8
282,498		Other Securities	10,632,219	2.2
			52,312,480	10.6

See Accompanying Notes to Financial Statements

65

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: 4.7%
729		AP Moller - Maersk A/S - Class B	$5,214,985	1.0
77,388		Huntington Ingalls Industries, Inc.	4,370,874	0.9
480,688		Other Securities	13,606,105	2.8
			23,191,964	4.7
		Information Technology: 11.2%
22,530		Apple, Inc.	8,923,683	1.8
285,306		Cisco Systems, Inc.	6,935,789	1.4
298,441		Dell, Inc.	3,984,187	0.8
189,010		Hewlett-Packard Co.	4,687,448	1.0
374,161		Microsoft Corp.	12,919,779	2.6
199,102		Symantec Corp.	4,473,822	0.9
93,709	@	TE Connectivity Ltd.	4,267,508	0.9
659,362		Xerox Corp.	5,980,413	1.2
2,979		Other Securities	2,622,622	0.6
			54,795,251	11.2
		Materials: 4.8%
221,432		Freeport-McMoRan Copper & Gold, Inc.	6,113,737	1.3
125,047		International Paper Co.	5,540,833	1.1
400,652		Other Securities	11,864,022	2.4
			23,518,592	4.8
		Telecommunication Services: 1.8%
3,145,044	@	Vodafone Group PLC	9,012,736	1.8

		Utilities: 2.4%
165,563		NRG Energy, Inc.	4,420,532	0.9
245,066		Other Securities	7,371,352	1.5
			11,791,884	2.4
		Total Common Stock (Cost $356,149,531)	425,270,986	86.5

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 6.3%
		Consumer Discretionary: 1.5%
293,016		American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21	$311,329	0.0
2,575,000	#	Clear Channel Communications, Inc., 9.000%, 12/15/19	2,510,625	0.5
4,121,940		Clear Channel Communications, Inc., 3.845%-6.945%, 01/29/16-01/30/19	3,769,380	0.8
993,000		Other Securities	876,665	0.2
			7,467,999	1.5
		Financials: 1.2%
14,181,365	±	Lehman Brothers Holdings, Inc. - Claim, 8.160%, 12/31/49	6,239,801	1.2
1,216,000	X	Other Securities (a)	–	–
			6,239,801	1.2
		Industrials: 0.8%
69,481		American Airlines Pass-Through Trust, 10.375%, 07/02/19	73,650	0.0
27,043		American Airlines, Inc., 13.000%, 08/01/16	28,801	0.0
3,223,000	#,±	American Airlines, Inc., 7.500%, 03/15/16	3,762,852	0.8
			3,865,303	0.8
		Telecommunication Services: 1.2%
1,404,000		Avaya, Inc. - TL B3, 4.642%, 10/26/17	1,232,807	0.2
473,000		Avaya, Inc. - TL B5, 6.892%, 03/31/18	444,324	0.1
1,143,000	#	Avaya, Inc., 7.000%, 04/01/19	1,037,273	0.2

See Accompanying Notes to Financial Statements

66

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
1,802,000	#	Avaya, Inc., 10.500%, 03/01/21	$1,374,025	0.3
EUR 237,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	321,600	0.1
100,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	104,500	0.0
1,880,580		Other Securities	1,410,435	0.3
			5,924,964	1.2
		Utilities: 1.6%
6,400,233		Texas Competitive Electric Holdings Co., LLC, 4.695%, 10/10/17	4,499,364	0.9
3,254,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	325,400	0.1
3,208,000	#	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	2,414,020	0.5
624,000		Other Securities	479,487	0.1
			7,718,271	1.6
		Total Corporate Bonds/Notes (Cost $33,379,752)	31,216,338	6.3
		Total Long-Term Investments (Cost $389,529,283)	456,487,324	92.8

SHORT-TERM INVESTMENTS: 7.5%
		U.S. Treasury Bills: 7.5%
5,000,000		United States Treasury Bill, 0.010%, 07/18/13	4,999,971	1.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills: (continued)
3,000,000	United States Treasury Bill, 0.010%, 09/12/13	$2,999,910	0.6
1,000,000	United States Treasury Bill, 0.020%, 07/25/13	999,989	0.2
2,000,000	United States Treasury Bill, 0.020%, 08/01/13	1,999,957	0.4
500,000	United States Treasury Bill, 0.020%, 08/29/13	499,984	0.1
3,000,000	United States Treasury Bill, 0.020%, 09/05/13	2,999,904	0.6
4,800,000	United States Treasury Bill, 0.030%, 07/05/13	4,799,981	1.0
4,000,000	United States Treasury Bill, 0.030%, 08/08/13	3,999,875	0.8
3,000,000	United States Treasury Bill, 0.030%, 09/19/13	2,999,817	0.6
2,500,000	United States Treasury Bill, 0.040%, 08/15/13	2,499,875	0.5
1,500,000	United States Treasury Bill, 0.050%, 10/17/13	1,499,791	0.3
1,000,000	United States Treasury Bill, 0.050%, 10/24/13	999,848	0.2
1,400,000	United States Treasury Bill, 0.050%, 11/07/13	1,399,755	0.3
1,000,000	United States Treasury Bill, 0.050%, 09/26/13	999,921	0.2
3,000,000	United States Treasury Bill, 0.060%, 11/14/13	2,999,277	0.6
		36,697,855	7.5
	Total Short-Term Investments (Cost $36,694,533)	36,697,855	7.5

	Total Investments in Securities (Cost $426,223,816)	$493,185,179	100.3
	Liabilities in Excess of Other Assets	(1,412,193)	(0.3)

	Net Assets	$491,772,986	100.0

See Accompanying Notes to Financial Statements

67

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
ADR	American Depositary Receipt
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(a)	The grouping contains securities in default.
EUR	EU Euro

Cost for federal income tax purposes is $426,810,688.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$92,916,388
Gross Unrealized Depreciation	(26,541,897)

Net Unrealized Appreciation	$66,374,491

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$26,769,906	$12,127,030	$—	$38,896,936
Consumer Staples	48,386,809	19,297,607	—	67,684,416
Energy	38,667,512	15,380,445	—	54,047,957
Financials	79,643,332	7,713,879	2,661,559	90,018,770
Health Care	52,312,480	—	—	52,312,480
Industrials	15,725,859	7,466,105	—	23,191,964
Information Technology	54,795,251	—	—	54,795,251
Materials	16,507,754	7,010,838	—	23,518,592
Telecommunication Services	—	9,012,736	—	9,012,736
Utilities	9,562,160	2,229,724	—	11,791,884

Total Common Stock	342,371,063	80,238,364	2,661,559	425,270,986

Corporate Bonds/Notes	—	31,216,338	—	31,216,338
Short-Term Investments	—	36,697,855	—	36,697,855

Total Investments, at fair value	$342,371,063	$148,152,557	$2,661,559	$493,185,179

Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,022,591	—	1,022,591

Total Assets	$342,371,063	$149,175,148	$2,661,559	$494,207,770

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(139,036)	$—	$(139,036)

Total Liabilities	$—	$(139,036)	$—	$(139,036)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

68

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Swiss Franc	34,957	Buy	08/12/13	$36,453	$37,022	$569
Credit Suisse Group AG	Swiss Franc	3,720	Buy	08/12/13	4,002	3,940	(62)
Credit Suisse Group AG	Swiss Franc	6,200	Buy	08/12/13	6,567	6,566	(1)
Deutsche Bank AG	British Pound	212,136	Buy	08/19/13	324,970	322,540	(2,430)
Deutsche Bank AG	British Pound	609,456	Buy	08/19/13	936,764	926,641	(10,123)
Deutsche Bank AG	British Pound	221,384	Buy	08/19/13	345,997	336,602	(9,395)
Deutsche Bank AG	Swiss Franc	30,929	Buy	08/12/13	32,321	32,756	435
HSBC	British Pound	102,864	Buy	08/19/13	158,051	156,399	(1,652)
State Street Bank	British Pound	194,480	Buy	08/19/13	295,040	295,696	656
State Street Bank	British Pound	48,440	Buy	08/19/13	75,198	73,650	(1,548)

							$(23,551)

Bank of America	South Korean Won	149,182,783	Sell	08/12/13	132,843	130,349	2,494
Bank of America	EU Euro	92,026	Sell	07/17/13	120,954	119,793	1,161
Bank of America	South Korean Won	41,586,220	Sell	08/12/13	37,247	36,336	911
Bank of America	South Korean Won	72,723,394	Sell	08/12/13	64,984	63,542	1,442
Bank of America	South Korean Won	95,580,122	Sell	08/12/13	85,541	83,513	2,028
Bank of America	British Pound	98,937	Sell	08/19/13	151,245	150,427	818
Bank of America	British Pound	344,010	Sell	08/19/13	526,259	523,046	3,213
Bank of America	British Pound	344,428	Sell	08/19/13	525,108	523,683	1,425
Bank of America	British Pound	137,795	Sell	08/19/13	208,237	209,509	(1,272)
Bank of America	British Pound	157,115	Sell	08/19/13	238,498	238,885	(387)
Bank of America	British Pound	108,838	Sell	08/19/13	165,163	165,481	(318)
Bank of America	British Pound	103,977	Sell	08/19/13	157,447	158,091	(644)
Bank of America	EU Euro	100,430	Sell	11/18/13	133,907	130,812	3,095
Bank of America	British Pound	72,617	Sell	08/19/13	109,377	110,410	(1,033)
Bank of America	British Pound	127,870	Sell	08/19/13	190,596	194,419	(3,823)
Bank of America	British Pound	79,915	Sell	08/19/13	119,297	121,506	(2,209)
Bank of America	British Pound	205,350	Sell	08/19/13	309,312	312,223	(2,911)
Bank of America	EU Euro	202,300	Sell	11/18/13	264,544	263,501	1,043
Bank of America	British Pound	113,408	Sell	08/19/13	170,282	172,430	(2,148)
Bank of America	British Pound	114,381	Sell	08/19/13	171,800	173,909	(2,109)
Bank of America	EU Euro	77,320	Sell	11/18/13	100,742	100,711	31
Bank of America	EU Euro	32,821	Sell	07/17/13	44,214	42,724	1,490
Bank of America	EU Euro	9,007	Sell	11/18/13	11,716	11,732	(16)
Bank of America	EU Euro	176,276	Sell	07/17/13	235,713	229,464	6,249
Bank of America	British Pound	8,089,368	Sell	08/19/13	12,538,520	12,299,405	239,115
Barclays Bank PLC	British Pound	49,638	Sell	08/19/13	75,013	75,472	(459)
Barclays Bank PLC	British Pound	85,247	Sell	08/19/13	127,133	129,613	(2,480)
Barclays Bank PLC	EU Euro	6,898,155	Sell	07/17/13	9,211,417	8,979,518	231,899
Barclays Bank PLC	South Korean Won	62,549,433	Sell	08/12/13	55,270	54,652	618
Barclays Bank PLC	South Korean Won	60,238,977	Sell	08/12/13	53,037	52,634	403
Barclays Bank PLC	South Korean Won	65,802,423	Sell	08/12/13	58,450	57,496	954
Credit Suisse Group AG	South Korean Won	120,000,000	Sell	08/12/13	106,031	104,851	1,180
Credit Suisse Group AG	South Korean Won	118,500,000	Sell	08/12/13	104,497	103,539	958
Credit Suisse Group AG	EU Euro	69,978	Sell	07/17/13	91,768	91,092	676
Credit Suisse Group AG	South Korean Won	223,083,245	Sell	08/12/13	199,301	195,336	3,965
Credit Suisse Group AG	South Korean Won	108,831,653	Sell	08/12/13	97,476	95,092	2,384
Credit Suisse Group AG	South Korean Won	143,622,455	Sell	08/12/13	128,579	125,491	3,088
Credit Suisse Group AG	South Korean Won	158,892,458	Sell	08/12/13	142,568	138,833	3,735
Credit Suisse Group AG	Swiss Franc	3,291	Sell	08/12/13	3,484	3,486	(2)
Credit Suisse Group AG	British Pound	62,824	Sell	08/19/13	96,952	95,520	1,432
Credit Suisse Group AG	British Pound	71,651	Sell	08/19/13	109,854	108,941	913
Credit Suisse Group AG	British Pound	137,362	Sell	08/19/13	209,399	208,851	548

See Accompanying Notes to Financial Statements

69

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	EU Euro	53,766	Sell	11/18/13	$69,976	$70,031	$(55)
Credit Suisse Group AG	EU Euro	214,021	Sell	11/18/13	278,619	278,768	(149)
Credit Suisse Group AG	EU Euro	31,264	Sell	11/18/13	40,811	40,723	88
Credit Suisse Group AG	Swiss Franc	4,780	Sell	08/12/13	5,043	5,063	(20)
Credit Suisse Group AG	EU Euro	54,566	Sell	11/18/13	73,194	71,074	2,120
Credit Suisse Group AG	EU Euro	200,000	Sell	11/18/13	266,598	260,506	6,092
Credit Suisse Group AG	British Pound	72,617	Sell	08/19/13	109,202	110,410	(1,208)
Credit Suisse Group AG	British Pound	41,313	Sell	08/19/13	61,515	62,814	(1,299)
Credit Suisse Group AG	British Pound	170,494	Sell	08/19/13	254,148	259,226	(5,078)
Credit Suisse Group AG	British Pound	109,708	Sell	08/19/13	165,492	166,804	(1,312)
Credit Suisse Group AG	EU Euro	4,896,520	Sell	11/18/13	6,305,204	6,377,848	(72,644)
Credit Suisse Group AG	South Korean Won	148,917,097	Sell	08/12/13	132,843	130,117	2,726
Credit Suisse Group AG	South Korean Won	123,229,134	Sell	08/12/13	107,436	107,672	(236)
Credit Suisse Group AG	South Korean Won	135,481,049	Sell	08/12/13	117,122	118,377	(1,255)
Credit Suisse Group AG	South Korean Won	67,857,646	Sell	08/12/13	58,561	59,291	(730)
Credit Suisse Group AG	South Korean Won	76,961,015	Sell	08/12/13	68,685	67,245	1,440
Credit Suisse Group AG	EU Euro	32,961	Sell	07/17/13	44,729	42,907	1,822
Credit Suisse Group AG	British Pound	38,907	Sell	08/19/13	58,967	59,156	(189)
Credit Suisse Group AG	EU Euro	28,225	Sell	07/17/13	37,793	36,741	1,052
Credit Suisse Group AG	Swiss Franc	32,409	Sell	08/12/13	35,458	34,323	1,135
Credit Suisse Group AG	British Pound	16,041,180	Sell	08/19/13	24,831,746	24,389,664	442,082
Deutsche Bank AG	South Korean Won	148,717,832	Sell	08/12/13	132,843	129,943	2,900
Deutsche Bank AG	EU Euro	45,544	Sell	07/17/13	59,699	59,287	412
Deutsche Bank AG	EU Euro	46,013	Sell	07/17/13	60,378	59,896	482
Deutsche Bank AG	South Korean Won	127,285,048	Sell	08/12/13	114,055	111,216	2,839
Deutsche Bank AG	Swiss Franc	2,919	Sell	08/12/13	3,093	3,091	2
Deutsche Bank AG	British Pound	242,853	Sell	08/12/13	371,524	369,262	2,262
Deutsche Bank AG	British Pound	108,842	Sell	08/19/13	165,954	165,487	467
Deutsche Bank AG	British Pound	83,443	Sell	08/19/13	128,160	126,870	1,290
Deutsche Bank AG	British Pound	436,994	Sell	08/19/13	672,652	664,424	8,228
Deutsche Bank AG	British Pound	123,402	Sell	08/19/13	188,863	187,625	1,238
Deutsche Bank AG	British Pound	282,595	Sell	08/19/13	432,636	429,669	2,967
Deutsche Bank AG	British Pound	75,752	Sell	08/19/13	114,621	115,176	(555)
Deutsche Bank AG	EU Euro	68,081	Sell	11/18/13	90,933	88,678	2,255
Deutsche Bank AG	British Pound	41,313	Sell	08/19/13	61,546	62,814	(1,268)
Deutsche Bank AG	EU Euro	280,000	Sell	11/18/13	370,140	364,707	5,433
Deutsche Bank AG	EU Euro	27,376	Sell	07/17/13	36,965	35,636	1,329
Deutsche Bank AG	British Pound	50,745	Sell	08/19/13	77,421	77,155	266
Deutsche Bank AG	EU Euro	18,015	Sell	11/18/13	23,376	23,465	(89)
Deutsche Bank AG	Swiss Franc	32,407	Sell	08/12/13	35,437	34,322	1,115
HSBC	British Pound	106,261	Sell	08/19/13	161,830	161,563	267
HSBC	British Pound	170,494	Sell	08/19/13	254,167	259,226	(5,059)
HSBC	British Pound	85,597	Sell	08/19/13	128,855	130,145	(1,290)
HSBC	British Pound	51,338	Sell	08/19/13	77,467	78,056	(589)
HSBC	EU Euro	77,319	Sell	11/18/13	100,788	100,710	78
HSBC	EU Euro	16,411	Sell	07/17/13	22,116	21,363	753
HSBC	British Pound	77,813	Sell	08/19/13	117,637	118,310	(673)
Deutsche Bank AG	South Korean Won	123,320,455	Sell	08/12/13	107,436	107,752	(316)
Deutsche Bank AG	South Korean Won	153,650,725	Sell	08/12/13	137,369	134,253	3,116
State Street Bank	British Pound	639,481	Sell	08/19/13	977,990	972,293	5,697
State Street Bank	British Pound	311,572	Sell	08/19/13	475,437	473,727	1,710

							$907,106

See Accompanying Notes to Financial Statements

70

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,022,591

Total Asset Derivatives		$1,022,591

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$139,036

Total Liability Derivatives		$139,036

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign currency related transactions*	Written options	Total
Equity contracts	$—	$4,443	$4,443
Foreign exchange contracts	(881,361)	—	(881,361)

Total	$(881,361)	$4,443	$(876,918)

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or(Depreciation) on Derivatives Recognized in Income
	Foreign currency related transactions*	Written options	Total
Foreign exchange contracts	$3,828,792	$—	$3,828,792

Total	$3,828,792		$3,828,792

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Bank of America	Barclays Bank PLC	Credit Suisse Group AG	Deutsche Bank AG	HSBC	State Street Bank	Totals
Assets:
Forward foreign currency contracts	$265,084	$233,874	$477,436	$37,036	$1,098	$8,063	$1,022,591

Total Assets	$265,084	$233,874	$477,436	$37,036	$1,098	$8,063	$1,022,591

Liabilities:
Forward foreign currency contracts	$16,870	$2,939	$84,240	$24,176	$9,263	$1,548	$139,036

Total Liabilities	$16,870	$2,939	$84,240	$24,176	$9,263	$1,548	$139,036

Net OTC derivative instruments by counterparty, at fair value	$248,214	$230,935	$393,196	$12,860	$(8,165)	$6,515	883,555

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$248,214	$230,935	$393,196	$12,860	$(8,165)	$6,515	$883,555

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

71

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification

as of June 30, 2013

(as a percentage of net assets)

Financials	22.1%
Consumer Discretionary	17.1%
Industrials	16.6%
Information Technology	14.3%
Materials	7.5%
Health Care	7.5%
Energy	5.3%
Consumer Staples	2.9%
Utilities	2.8%
Telecommunication Services	0.5%
U.S. Treasury Notes	0.1%
Assets in Excess of Other Liabilities*	3.3%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.6%
		Consumer Discretionary: 17.1%
147,600		Allison Transmission Holdings, Inc.	$3,406,608	0.6
279,590		American Eagle Outfitters	5,105,313	0.9
145,202		Brinker International, Inc.	5,725,315	1.0
178,500		Chico’s FAS, Inc.	3,045,210	0.5
137,010		Cinemark Holdings, Inc.	3,825,319	0.6
47,796		Cracker Barrel Old Country Store	4,524,369	0.8
134,529	@	Iconix Brand Group, Inc.	3,956,498	0.7
164,632	@	Jarden Corp.	7,202,650	1.2
48,730	@	Papa John’s International, Inc.	3,185,480	0.5
80,000	@	Penn National Gaming, Inc.	4,228,800	0.7
68,050		Pool Corp.	3,566,501	0.6
2,407,835		Other Securities	53,229,496	9.0
			101,001,559	17.1
		Consumer Staples: 2.9%
47,500		J&J Snack Foods Corp.	3,695,500	0.6
1,061,800	@	Rite Aid Corp.	3,036,748	0.5
518,389		Other Securities	10,491,989	1.8
			17,224,237	2.9

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: 5.3%
67,010		Cimarex Energy Co.	$4,354,980	0.7
228,340		Patterson-UTI Energy, Inc.	4,419,521	0.8
63,370		Tidewater, Inc.	3,610,189	0.6
1,227,433		Other Securities	18,669,621	3.2
			31,054,311	5.3
		Financials: 22.1%
436,430		Associated Banc-Corp.	6,786,487	1.2
113,100		East-West Bancorp., Inc.	3,110,250	0.5
86,441		EastGroup Properties, Inc.	4,864,035	0.8
102,506		First Republic Bank	3,944,431	0.7
250,724		HFF, Inc.	4,455,365	0.8
70,830		Mid-America Apartment Communities, Inc.	4,800,149	0.8
109,410		National Retail Properties, Inc.	3,763,704	0.6
147,930		ProAssurance Corp.	7,716,029	1.3
218,491		RLJ Lodging Trust	4,913,863	0.8
272,432		Umpqua Holdings Corp.	4,089,204	0.7
207,673	@	Western Alliance Bancorp.	3,287,464	0.6
4,499,779		Other Securities	78,243,120	13.3
			129,974,101	22.1
		Health Care: 7.5%
53,876	@	Idexx Laboratories, Inc.	4,836,987	0.8
25,590	@	MWI Veterinary Supply, Inc.	3,153,712	0.5
121,632	@	NuVasive, Inc.	3,015,257	0.5
1,560,308		Other Securities	33,257,313	5.7
			44,263,269	7.5
		Industrials: 16.6%
180,481		Herman Miller, Inc.	4,885,621	0.8
141,280		KAR Auction Services, Inc.	3,231,073	0.6
243,660		Knight Transportation, Inc.	4,098,361	0.7
79,881	@	RBC Bearings, Inc.	4,149,818	0.7
50,870		Regal-Beloit Corp.	3,298,411	0.6
238,768	@	Rexnord Corp.	4,023,241	0.7
93,926		Toro Co.	4,265,180	0.7
217,215		Waste Connections, Inc.	8,936,225	1.5
2,720,485		Other Securities	60,742,066	10.3
			97,629,996	16.6

See Accompanying Notes to Financial Statements

72

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 14.3%
84,180	@	Anixter International, Inc.	$6,381,686	1.1
72,317	@	Micros Systems, Inc.	3,120,479	0.5
88,800		Pegasystems, Inc.	2,941,056	0.5
251,900	@	Sanmina Corp.	3,614,765	0.6
140,020	@	Unisys Corp.	3,090,241	0.5
101,100	@	WebMD Health Corp.	2,969,307	0.5
3,568,576		Other Securities	62,291,513	10.6
			84,409,047	14.3
		Materials: 7.5%
37,030		Airgas, Inc.	3,534,884	0.6
97,510		Aptargroup, Inc.	5,383,527	0.9
137,735	@	Crown Holdings, Inc.	5,665,040	0.9
185,955		Silgan Holdings, Inc.	8,732,447	1.5
861,240		Other Securities	21,072,544	3.6
			44,388,442	7.5
		Telecommunication Services: 0.5%
430,254		Other Securities	3,010,143	0.5

		Utilities: 2.8%
102,986		NorthWestern Corp.	4,109,141	0.7
168,477		Portland General Electric Co.	5,153,712	0.9
188,016		Other Securities	7,259,962	1.2
			16,522,815	2.8
		Total Common Stock (Cost $446,391,736)	569,477,920	96.6

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
620,000	S	0.250%, due 11/30/13	620,400	0.1
		Total U.S. Treasury Obligations (Cost $620,159)	620,400	0.1
		Total Long-Term Investments (Cost $447,011,895)	570,098,320	96.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateralcc(1): 2.2%
3,040,388	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $3,040,418, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $3,101,208, due 07/03/13-05/15/37)	$3,040,388	0.6
640,072	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $640,080, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $652,873, due 07/05/13-08/15/21)	640,072	0.1
3,040,388	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $3,040,425, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $3,101,261, due 05/01/15-01/01/47)	3,040,388	0.5

See Accompanying Notes to Financial Statements

73

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
3,040,388	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $3,040,425, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $3,101,196, due 06/01/18-04/01/43)	$3,040,388	0.5
3,040,388	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $3,040,428, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,101,196, due 12/04/13-08/27/32)	3,040,388	0.5
		12,801,624	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
14,032,655	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $14,032,655)	$14,032,655	2.4
	Total Short-Term Investments (Cost $26,834,279)	26,834,279	4.6

	Total Investments in Securities (Cost $473,846,174)	$596,932,599	101.3
	Liabilities in Excess of Other Assets	(7,560,553)	(1.3)

	Net Assets	$589,372,046	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $477,416,464.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$134,138,024
Gross Unrealized Depreciation	(14,621,889)

Net Unrealized Appreciation	$119,516,135

See Accompanying Notes to Financial Statements

74

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$101,001,559	$—	$—	$101,001,559
Consumer Staples	17,224,237	—	—	17,224,237
Energy	31,054,311	—	—	31,054,311
Financials	129,974,101	—	—	129,974,101
Health Care	44,263,269	—	—	44,263,269
Industrials	97,629,996	—	—	97,629,996
Information Technology	84,409,047	—	—	84,409,047
Materials	44,388,442	—	—	44,388,442
Telecommunication Services	3,010,143	—	—	3,010,143
Utilities	16,522,815	—	—	16,522,815

Total Common Stock	569,477,920	—	—	569,477,920

Short-Term Investments	14,032,655	12,801,624	—	26,834,279
U.S. Treasury Obligations	—	620,400	—	620,400

Total Investments, at fair value	$583,510,575	$13,422,024	$—	$596,932,599

Other Financial Instruments+
Futures	35,178	—	—	35,178

Total Assets	$583,545,753	$13,422,024	$—	$596,967,777

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	41	09/20/13	$3,996,270	$35,178

			$3,996,270	$35,178

See Accompanying Notes to Financial Statements

75

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets- Unrealized appreciation*	$35,178

Total Asset Derivatives		$35,178

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,373,235

Total	$1,373,235

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(195,030)

Total	$(195,030)

See Accompanying Notes to Financial Statements

76

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification

as of June 30, 2013

(as a percentage of net assets)

Information Technology	24.4%
Consumer Discretionary	19.1%
Consumer Staples	13.2%
Industrials	12.2%
Health Care	11.8%
Financials	9.2%
Energy	4.6%
Materials	3.1%
Assets in Excess of Other Liabilities*	2.4%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 19.1%
1,709,070		Best Buy Co., Inc.	$46,708,883	1.0
2,611,180		Comcast Corp. - Class A	109,356,218	2.5
1,363,750	@	Delphi Automotive PLC	69,128,488	1.6
1,082,560	@	Discovery Communications, Inc. - Class A	83,584,458	1.9
1,682,150		Gap, Inc.	70,196,119	1.6
1,576,030		Home Depot, Inc.	122,095,044	2.7
1,210,001		Macy’s, Inc.	58,080,048	1.3
1,074,996	@	Michael Kors Holdings Ltd.	66,671,252	1.5
1,461,700		Starbucks Corp.	95,726,733	2.2
461,520	@	Ulta Salon Cosmetics & Fragrance, Inc.	46,225,843	1.0
950,800		Walt Disney Co.	60,043,020	1.4
360,923		Other Securities	19,078,390	0.4
			846,894,496	19.1
		Consumer Staples: 13.2%
2,070,570		Coca-Cola Co.	83,050,563	1.9
1,182,290		Coca-Cola Enterprises, Inc.	41,569,316	0.9
802,540		Costco Wholesale Corp.	88,736,848	2.0
948,710		CVS Caremark Corp.	54,247,238	1.2
644,460		Hershey Co.	57,537,389	1.3
1,204,490		Kraft Foods Group, Inc.	67,294,856	1.5

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
769,730		Philip Morris International, Inc.	$66,674,012	1.5
1,102,260		Whole Foods Market, Inc.	56,744,345	1.3
1,715,540		Other Securities	70,762,900	1.6
			586,617,467	13.2
		Energy: 4.6%
493,760		Anadarko Petroleum Corp.	42,428,797	1.0
367,580		EOG Resources, Inc.	48,402,935	1.1
1,200,420		Halliburton Co.	50,081,522	1.1
696,330		Occidental Petroleum Corp.	62,133,526	1.4
			203,046,780	4.6
		Financials: 9.2%
625,730		Ameriprise Financial, Inc.	50,609,042	1.1
275,990		Blackrock, Inc.	70,888,031	1.6
779,800		Equifax, Inc.	45,953,614	1.0
707,130		Prudential Financial, Inc.	51,641,704	1.2
697,730		Travelers Cos., Inc.	55,762,582	1.3
739,500		Visa, Inc.	135,143,625	3.0
			409,998,598	9.2
		Health Care: 11.8%
626,550		Allergan, Inc.	52,780,572	1.2
999,540		Amgen, Inc.	98,614,617	2.2
451,510	@	Celgene Corp.	52,786,034	1.2
1,012,660	@	Express Scripts Holding Co.	62,470,995	1.4
2,041,610	@	Gilead Sciences, Inc.	104,550,848	2.4
1,146,030		HCA Holdings, Inc.	41,325,842	1.0
634,030		McKesson Corp.	72,596,435	1.6
291,199		Other Securities	36,755,138	0.8
			521,880,481	11.8
		Industrials: 12.2%
1,457,765		Ametek, Inc.	61,663,459	1.4
723,476	@	BE Aerospace, Inc.	45,636,866	1.0
993,430		Danaher Corp.	62,884,119	1.4
1,070,000		Flowserve Corp.	57,790,700	1.3
920,880	@	Ingersoll-Rand PLC - Class A	51,127,258	1.2
920,350		Pall Corp.	61,138,851	1.4
620,860		Roper Industries, Inc.	77,123,229	1.7

See Accompanying Notes to Financial Statements

77

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
548,650		Union Pacific Corp.	$84,645,722	1.9
952,770		Other Securities	39,196,958	0.9
			541,207,162	12.2
		Information Technology: 24.4%
375,020		Apple, Inc.	148,537,922	3.3
1,414,380		Broadcom Corp.	47,749,469	1.1
3,802,470		EMC Corp.	89,814,341	2.0
234,165	@	Google, Inc. - Class A	206,151,841	4.6
779,790		International Business Machines Corp.	149,025,667	3.4
1,374,640		Intuit, Inc.	83,894,279	1.9
4,100,560		Microsoft Corp.	141,592,337	3.2
4,135,907		Oracle Corp.	127,055,063	2.9
2,091,500		Other Securities	88,185,177	2.0
			1,082,006,096	24.4
		Materials: 3.1%
1,065,320		Monsanto Co.	105,253,616	2.4
708,530		Other Securities	31,394,964	0.7
			136,648,580	3.1
		Total Common Stock (Cost $3,892,237,147)	4,328,299,660	97.6

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
83,876,600	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $83,876,600)	$83,876,600	1.9
	Total Short-Term Investments (Cost $83,876,600)	83,876,600	1.9

	Total Investments in Securities (Cost $3,976,113,747)	$4,412,176,260	99.5
	Assets in Excess of Other Liabilities	23,094,323	0.5

	Net Assets	$4,435,270,583	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

Cost for federal income tax purposes is $3,989,930,470.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$551,492,288
Gross Unrealized Depreciation	(129,246,498)

Net Unrealized Appreciation	$422,245,790

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,328,299,660	$—	$—	$4,328,299,660
Short-Term Investments	83,876,600	—	—	83,876,600

Total Investments, at fair value	$4,412,176,260	$—	$—	$4,412,176,260

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

78

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification

as of June 30, 2013

(as a percentage of net assets)

Financials	26.9%
Energy	14.1%
Health Care	12.0%
Industrials	10.5%
Information Technology	8.2%
Consumer Discretionary	6.9%
Utilities	5.9%
Consumer Staples	5.9%
Materials	2.9%
Telecommunication Services	2.3%
Exchange-Traded Funds	1.3%
Assets in Excess of Other Liabilities*	3.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.6%
		Consumer Discretionary: 6.9%
138,980		Best Buy Co., Inc.	$3,798,323	1.0
97,003		Comcast Corp. - Class A	4,062,486	1.0
74,818	@	Delphi Automotive PLC	3,792,525	1.0
95,116		Lowe’s Cos., Inc.	3,890,244	1.0
82,775		Walt Disney Co.	5,227,241	1.4
134,987		Other Securities	5,875,885	1.5
			26,646,704	6.9
		Consumer Staples: 5.9%
87,455		Kraft Foods Group, Inc.	4,886,111	1.3
170,653		Procter & Gamble Co.	13,138,574	3.4
108,457		Other Securities	4,737,208	1.2
			22,761,893	5.9
		Energy: 14.1%
43,841		Anadarko Petroleum Corp.	3,767,257	1.0
90,426		ConocoPhillips	5,470,773	1.4
242,615		ExxonMobil Corp.	21,920,265	5.7
112,414		Halliburton Co.	4,689,912	1.2
79,541		Occidental Petroleum Corp.	7,097,443	1.8
62,962		Royal Dutch Shell PLC - Class A ADR	4,016,976	1.1
254,045		Other Securities(a)	7,536,768	1.9
			54,499,394	14.1

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: 26.9%
65,914		Ameriprise Financial, Inc.	$5,331,124	1.4
108,766		Arthur J. Gallagher & Co.	4,751,987	1.2
131,013		Citigroup, Inc.	6,284,694	1.6
292,857		Fifth Third Bancorp.	5,286,069	1.4
159,275	@	Invesco Ltd.	5,064,945	1.3
228,972		JPMorgan Chase & Co.	12,087,432	3.1
157,790		Lincoln National Corp.	5,754,601	1.5
69,871		PNC Financial Services Group, Inc.	5,094,993	1.3
66,422		Prudential Financial, Inc.	4,850,799	1.3
496,955		Regions Financial Corp.	4,735,981	1.2
66,524		Travelers Cos., Inc.	5,316,598	1.4
192,466		US Bancorp.	6,957,646	1.8
136,189		Weingarten Realty Investors	4,190,535	1.1
325,306		Wells Fargo & Co.	13,425,379	3.5
183,542	@	XL Group PLC	5,564,993	1.4
487,579		Other Securities(a)	9,372,085	2.4
			104,069,861	26.9
		Health Care: 12.0%
160,453		Abbott Laboratories	5,596,601	1.4
183,600		Johnson & Johnson	15,763,896	4.1
119,155		Medtronic, Inc.	6,132,908	1.6
237,591		Merck & Co., Inc.	11,036,102	2.9
119,500		UnitedHealth Group, Inc.	7,824,860	2.0
			46,354,367	12.0
		Industrials: 10.5%
56,800		Boeing Co.	5,818,592	1.5
167,122		CSX Corp.	3,875,559	1.0
94,644		Extra Space Storage, Inc.	3,968,423	1.0
66,118		General Dynamics Corp.	5,179,023	1.3
310,547		General Electric Co.	7,201,585	1.9
28,396		Union Pacific Corp.	4,380,935	1.1
151,122		Other Securities	10,489,453	2.7
			40,913,570	10.5

See Accompanying Notes to Financial Statements

79

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: 8.2%
18,290	Apple, Inc.	$7,244,303	1.9
436,651	Cisco Systems, Inc.	10,614,986	2.7
202,500	EMC Corp.	4,783,050	1.2
205,862	Jabil Circuit, Inc.	4,195,468	1.1
129,693	Microchip Technology, Inc.	4,831,064	1.3
		31,668,871	8.2
	Materials: 2.9%
53,577	Eastman Chemical Co.	3,750,926	1.0
72,391	EI Du Pont de Nemours & Co.	3,800,528	1.0
86,299	Other Securities	3,738,472	0.9
		11,289,926	2.9
	Telecommunication Services: 2.3%
144,551	CenturyTel, Inc.	5,109,878	1.3
74,931	Verizon Communications, Inc.	3,772,027	1.0
		8,881,905	2.3
	Utilities: 5.9%
234,650	CenterPoint Energy, Inc.	5,511,929	1.4
76,604	DTE Energy Co.	5,133,234	1.3
55,263	Entergy Corp.	3,850,726	1.0
199,056	Great Plains Energy, Inc.	4,486,722	1.2
48,400	Sempra Energy	3,957,184	1.0
		22,939,795	5.9
	Total Common Stock (Cost $318,452,101)	370,026,286	95.6

EXCHANGE-TRADED FUNDS: 1.3%
60,300	iShares Russell 1000 Value Index Fund	5,052,537	1.3
	Total Exchange-Traded Funds (Cost $4,929,948)	5,052,537	1.3
	Total Long-Term Investments (Cost $323,382,049)	375,078,823	96.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc(1): 0.9%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	$1,000,000	0.3
279,911	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $279,914, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $285,509, due 07/05/13-08/15/21)	279,911	0.1
1,000,000	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $1,020,000, due 06/01/18-04/01/43)	1,000,000	0.2

See Accompanying Notes to Financial Statements

80

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 12/04/13-08/27/32)	$1,000,000	0.3
		3,279,911	0.9

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.7%
10,540,088	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,540,088)	$10,540,088	2.7
	Total Short-Term Investments (Cost $13,819,999)	13,819,999	3.6

	Total Investments in Securities (Cost $337,202,048)	$388,898,822	100.5
	Liabilities in Excess of Other Assets	(1,977,209)	(0.5)

	Net Assets	$386,921,613	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $338,195,141.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$53,814,248
Gross Unrealized Depreciation	(3,110,567)

Net Unrealized Appreciation	$50,703,681

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$370,026,286	$—	$—	$370,026,286
Exchange-Traded Funds	5,052,537	—	—	5,052,537
Short-Term Investments	10,540,088	3,279,911	—	13,819,999

Total Investments, at fair value	$385,618,911	$3,279,911	$—	$388,898,822

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

81

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation

as of June 30, 2013

(as a percentage of net assets)

Corporate Bonds/Notes	41.4%
U.S. Treasury Obligations	33.8%
Asset-Backed Securities	11.3%
Collateralized Mortgage Obligations	6.0%
U.S. Government Agency Obligations	5.3%
Foreign Government Bonds	0.1%
Assets in Excess of Other Liabilities*	2.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 41.4%
		Consumer Discretionary: 1.4%
1,107,000		Walt Disney Co., 1.100%, 12/01/17	$1,074,003	0.4
2,597,000		Other Securities(a)	2,671,601	1.0
			3,745,604	1.4
		Consumer Staples: 4.0%
889,000		Coca-Cola Co., 0.750%, 03/13/15	892,394	0.3
525,000		Coca-Cola Co., 1.800%, 09/01/16	535,978	0.2
925,000		PepsiCo, Inc., 0.700%, 08/13/15	925,129	0.4
550,000		PepsiCo, Inc., 0.700%-1.250%, 02/26/16-08/13/17	542,727	0.2
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	360,269	0.1
7,265,000		Other Securities	7,368,953	2.8
			10,625,450	4.0
		Energy: 2.7%
969,000		Shell International Finance BV, 3.100%, 06/28/15	1,015,903	0.4
6,176,000		Other Securities	6,234,362	2.3
			7,250,265	2.7
		Financials: 18.8%
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	296,078	0.1
400,000	#	American Honda Finance Corp., 1.850%, 09/19/14	405,423	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
870,000		American International Group, Inc., 5.600%, 10/18/16	$970,147	0.4
1,250,000		Bank of America Corp., 1.250%, 01/11/16	1,233,284	0.4
977,000		Bank of America Corp., 1.500%, 10/09/15	975,188	0.4
840,000		Bank of America Corp., 3.750%, 07/12/16	881,052	0.3
1,060,000		Bank of New York Mellon Corp., 1.200%, 02/20/15	1,068,906	0.4
900,000		Barclays Bank PLC, 5.000%, 09/22/16	994,890	0.4
1,320,000		BB&T Corp., 1.600%-5.200%, 12/23/15-08/15/17	1,347,652	0.5
966,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1,004,992	0.4
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	479,161	0.2
1,462,000		Caterpillar Financial Services Corp., 0.700%-1.100%, 05/29/15-02/26/16	1,459,937	0.5
1,695,000		Citigroup, Inc., 1.250%-5.500%, 03/02/15-02/15/17	1,750,080	0.7
1,151,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,201,142	0.4
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	795,173	0.3
980,000		Fifth Third Bancorp., 3.625%, 01/25/16	1,035,051	0.4
945,000		General Electric Capital Corp., 1.000%, 12/11/15	944,016	0.3
980,000		General Electric Capital Corp., 4.875%, 03/04/15	1,043,491	0.4

See Accompanying Notes to Financial Statements

82

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
980,000		General Electric Capital Corp., 3.750%-4.750%, 09/15/14-11/14/14	$1,021,070	0.4
820,000		Goldman Sachs Group, Inc./The, 1.600%, 11/23/15	822,234	0.3
1,168,000		Goldman Sachs Group, Inc., 0.777%, 01/12/15	1,165,671	0.4
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	418,814	0.2
385,000	#	International Lease Finance Corp., 6.500%, 09/01/14	402,325	0.2
1,225,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,273,003	0.5
1,260,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,309,062	0.5
630,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	638,191	0.2
375,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	381,025	0.1
1,730,000		Morgan Stanley, 1.750%-6.000%, 01/24/14-04/25/18	1,726,158	0.6
220,000	#	New York Life Global Funding, 1.300%, 01/12/15	222,256	0.1
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	494,763	0.2
165,000	#	Nordea Bank AB, 3.700%, 11/13/14	171,132	0.0
672,000	#	Principal Life Global Funding II, 0.895%, 07/09/14	675,408	0.3
1,050,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,094,209	0.4
980,000		Royal Bank of Canada, 0.850%, 03/08/16	975,410	0.3
735,000		Royal Bank of Canada, 1.500%, 01/16/18	718,637	0.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
353,000		UBS AG/Stamford CT, 2.250%, 01/28/14	$356,435	0.1
490,000		UBS AG, 5.875%, 07/15/16	539,755	0.2
18,088,000		Other Securities	18,250,714	6.8
			50,541,935	18.8
		Health Care: 4.6%
700,000	#	AbbVie, Inc., 1.200%, 11/06/15	701,073	0.3
875,000		Covidien International Finance SA, 1.350%, 05/29/15	882,864	0.3
875,000		Genentech, Inc., 4.750%, 07/15/15	944,322	0.3
965,000		McKesson Corp., 0.950%, 12/04/15	962,853	0.4
584,000	#	Mylan, Inc., 6.000%, 11/15/18	640,207	0.2
915,000		Pfizer, Inc., 5.350%, 03/15/15	985,577	0.4
875,000		St. Jude Medical, Inc., 2.500%, 01/15/16	899,432	0.3
314,000	#	Zoetis, Inc., 1.150%, 02/01/16	313,089	0.1
6,083,000		Other Securities	6,170,564	2.3
			12,499,981	4.6
		Industrials: 0.7%
560,000		General Electric Co., 0.850%, 10/09/15	559,706	0.2
1,125,000		Other Securities	1,181,625	0.5
			1,741,331	0.7
		Information Technology: 3.3%
1,547,000		International Business Machines Corp., 0.550%, 02/06/15	1,546,185	0.6
130,000		International Business Machines Corp., 1.950%, 07/22/16	133,329	0.0
1,499,000		Oracle Corp., 1.200%-3.750%, 07/08/14-10/15/17	1,505,710	0.6
5,685,000		Other Securities	5,722,342	2.1
			8,907,566	3.3

See Accompanying Notes to Financial Statements

83

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: 1.3%
425,000	#	Glencore Funding LLC, 1.700%, 05/27/16	$412,355	0.1
225,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	229,112	0.1
770,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	770,570	0.3
2,162,000		Other Securities	2,169,819	0.8
			3,581,856	1.3
		Telecommunication Services: 2.1%
1,225,000		AT&T, Inc., 0.800%, 12/01/15	1,219,952	0.5
1,800,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,882,481	0.7
2,370,000		Other Securities	2,496,677	0.9
			5,599,110	2.1
		Utilities: 2.5%
890,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	894,821	0.3
1,025,000		Georgia Power Co., 0.625%, 11/15/15	1,016,666	0.4
694,000		Georgia Power Co., 0.750%-3.000%, 08/10/15-04/15/16	708,233	0.2
4,061,000		Other Securities	4,174,963	1.6
			6,794,683	2.5
		Total Corporate Bonds/Notes (Cost $111,257,567)	111,287,781	41.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
639,465	#	BAMLL-DB Trust, 2.343%, 04/13/29	645,602	0.2
1,043,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,068,274	0.4
800,000	#	Commercial Mortgage Pass Through Certificates, 1.243%, 06/08/30	795,344	0.3

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
105,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	$115,696	0.0
133,000	#	Del Coronado Trust, 0.993%, 03/15/26	132,835	0.1
240,000	#	GS Mortgage Securities Corp. Trust 2013-NYC5, 2.318%, 01/10/30	239,412	0.1
280,000	#	GS MTG, 1.045%, 11/08/29	278,947	0.1
423,318	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	429,160	0.2
25,486		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	25,517	0.0
1,288,606		JP Morgan Chase Commercial Mortgage Securities Corp., 5.298%-5.988%, 05/15/47-02/15/51	1,313,024	0.5
699,715		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	733,364	0.3
1,092,000		LB-UBS Commercial Mortgage Trust, 5.347%, 11/15/38	1,212,196	0.4
210,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	200,098	0.1
630,000		Morgan Stanley Capital I Trust 2006-TOP21, 5.185%, 10/12/52	637,580	0.2
91,000		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	101,713	0.1
84,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.816%, 06/11/42	95,457	0.0

See Accompanying Notes to Financial Statements

84

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,313,912		Morgan Stanley Capital I, 4.989%-5.763%, 08/13/42-04/12/49	$2,371,389	0.9
149,668	#	Motel 6 Trust, 1.500%, 10/05/25	147,632	0.1
637,000	#	Motel 6 Trust, 1.948%, 10/05/25	628,696	0.2
1,683,381		NCUA Guaranteed Notes, 1.600%, 10/29/20	1,707,626	0.6
318,385	#	NorthStar 2012-1 Mortgage Trust, 1.393%, 08/25/29	317,752	0.1
2,933,921		Other Securities	2,992,197	1.1
		Total Collateralized Mortgage Obligations (Cost $16,246,041)	16,189,511	6.0

FOREIGN GOVERNMENT BONDS: 0.1%
287,000		Other Securities	290,280	0.1
		Total Foreign Government Bonds (Cost $285,562)	290,280	0.1

ASSET-BACKED SECURITIES: 11.3%
		Automobile Asset-Backed Securities: 2.5%
1,065,000		Ally Auto Receivables Trust 2013-SN1, 0.720%, 05/20/16	1,064,982	0.4
1,302,000		CarMax Auto Owner Trust, 1.250%, 06/15/17	1,312,680	0.5
756,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	753,385	0.3
901,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	886,694	0.3
750,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	750,617	0.3
2,105,000		Other Securities	2,086,677	0.7
			6,855,035	2.5

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: 2.4%
1,283,000		BA Credit Card Trust, 4.943%, 03/15/16	$1,299,209	0.5
1,078,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	1,191,309	0.4
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,390,195	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,577,808	0.6
975,000		Dryrock Issuance Trust, 0.640%, 08/15/18	967,081	0.4
			6,425,602	2.4
		Other Asset-Backed Securities: 6.4%
500,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	499,794	0.2
500,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	484,970	0.2
500,000	#	Apidos CDO II, 1.076%, 12/21/18	473,767	0.2
425,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	426,053	0.1
510,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	492,310	0.2
65,338	#	Atrium CDO Corp., 0.603%, 10/27/16	65,024	0.0
500,000	#	Babson CLO, Inc. 2005-III, 0.675%, 11/10/19	476,190	0.2
1,380,201	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	1,373,300	0.5
500,000	#	Black Diamond CLO Ltd., 0.622%, 06/20/17	494,563	0.2
372,870	#	Castle Garden Funding, 0.535%, 10/27/20	368,890	0.1
500,000	#	Castle Garden Funding, 1.025%, 10/27/20	491,538	0.2
575,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	546,483	0.2

See Accompanying Notes to Financial Statements

85

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
550,000	#	Clydesdale CLO 2005 Ltd, 0.727%, 12/06/17	$538,312	0.2
1,374,000		CNH Equipment Trust, 0.650%, 04/16/18	1,367,813	0.5
400,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	398,766	0.1
452,106	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	449,197	0.2
575,000	#	Emporia Preferred Funding, 0.777%, 10/18/18	545,210	0.2
550,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.175%, 05/15/17	535,268	0.2
400,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 2.276%, 10/28/19	384,724	0.1
350,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	327,302	0.1
340,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	323,727	0.1
500,000	#	Gulf Stream - Sextant CLO Ltd., 0.614%, 08/21/20	491,071	0.2
433,212	#	Gulf Stream Compass CLO Ltd., 0.695%, 05/15/17	432,317	0.2
825,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	812,621	0.3
675,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	652,016	0.2
245,630	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	241,330	0.1

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	$499,903	0.2
350,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	349,949	0.1
500,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	486,285	0.2
350,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	336,302	0.1
200,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	199,983	0.1
925,000	#	Wind River CLO I Ltd., 5.701%, 12/19/16	927,683	0.4
750,000		Other Securities	741,091	0.3
			17,233,752	6.4
		Total Asset-Backed Securities (Cost $30,577,304)	30,514,389	11.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.3%
		Federal Home Loan Bank: 0.1%
150,000		Other Securities	147,253	0.1

		Federal National Mortgage Association: 5.2%##
13,300,000		0.750%, due 12/19/14	13,385,639	5.0
585,298		2.332%-7.500%, due 07/01/16-10/01/32	656,010	0.2
3,321		Other Securities	3,497	0.0
			14,045,146	5.2
		Government National Mortgage Association: 0.0%
9,342		Other Securities	10,798	0.0
		Total U.S. Government Agency Obligations (Cost $14,150,613)	14,203,197	5.3

See Accompanying Notes to Financial Statements

86

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 33.8%
		U.S. Treasury Notes: 33.8%
10,492,000	L	0.250%, due 05/31/15	$10,472,946	3.9
55,680,000		0.375%, due 06/30/15	55,695,201	20.7
6,845,000		0.500%, due 06/15/16	6,815,320	2.5
6,693,000		1.375%, due 06/30/18	6,686,990	2.5
4,440,000		1.375%, due 05/31/20	4,282,344	1.6
7,044,000		1.875%, due 06/30/20	7,014,007	2.6
		Total U.S. Treasury Obligations (Cost $91,021,290)	90,966,808	33.8
	-	Total Long-Term Investments (Cost $263,538,377)	263,451,966	97.9

SHORT-TERM INVESTMENTS: 2.5%
		U.S. Treasury Bills: 1.4%
3,772,000	Z	United States Treasury Bill, 0.060%, 12/12/13 (Cost $3,769,690)	3,770,906	1.4

		Securities Lending Collateralcc(1): 1.1%
43,463		Barclays Bank PLC, Repurchase Agreement dated 06/28/13, 0.10%, due 07/01/13 (Repurchase Amount $43,463, collateralized by various U.S. Government Securities, 0.000%-0.875%, Market Value plus accrued interest $44,332, due 07/31/13-08/15/26)	43,463	0.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	$1,000,000	0.3
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17-03/01/48)	1,000,000	0.4

See Accompanying Notes to Financial Statements

87

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Royal Bank of Canada, Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $1,020,000, due 01/01/42-12/01/42)	$1,000,000	0.4
		3,043,463	1.1
	Total Short-Term Investments (Cost $6,813,153)	6,814,369	2.5

	Total Investments in Securities (Cost $270,351,530)	$270,266,335	100.4
	Liabilities in Excess of Other Assets	(1,049,601)	(0.4)

	Net Assets	$269,216,734	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $270,546,618.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,061,471
Gross Unrealized Depreciation	(1,341,754)

Net Unrealized Depreciation	$(280,283)

See Accompanying Notes to Financial Statements

88

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$111,287,781	$—	$111,287,781
Collateralized Mortgage Obligations	—	15,394,167	795,344	16,189,511
Short-Term Investments	—	6,814,369	—	6,814,369
U.S. Treasury Obligations	—	90,966,808	—	90,966,808
Foreign Government Bonds	—	290,280	—	290,280
Asset-Backed Securities	—	30,514,389	—	30,514,389
U.S. Government Agency Obligations	—	14,203,197	—	14,203,197

Total Investments, at fair value	$—	$269,470,991	$795,344	$270,266,335

Other Financial Instruments+
Futures	644,527	—	—	644,527

Total Assets	$644,527	$269,470,991	$795,344	$270,910,862

Liabilities Table
Other Financial Instruments+
Futures	$(49,744)	$—	$—	$(49,744)

Total Liabilities	$(49,744)	$—	$—	$(49,744)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	263	09/30/13	$57,860,000	$(49,744)

			$57,860,000	$(49,744)

Short Contracts
U.S. Treasury 10-Year Note	(56)	09/19/13	(7,087,500)	165,441
U.S. Treasury 5-Year Note	(311)	09/30/13	(37,645,580)	473,182
U.S. Treasury Ultra Long Bond	(1)	09/19/13	(147,312)	5,904

			$(44,880,392)	$644,527

See Accompanying Notes to Financial Statements

89

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets-Unrealized appreciation*	$644,527

Total Asset Derivatives		$644,527

Liability Derivatives
Interest rate contracts	Net Assets-Unrealized depreciation*	$49,744

Total Liability Derivatives		$49,744

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$393,094

Total	$393,094

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$494,391

Total	$494,391

See Accompanying Notes to Financial Statements

90

ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification

as of June 30, 2013

(as a percentage of net assets)

Financials	21.9%
Information Technology	16.7%
Consumer Staples	13.8%
Consumer Discretionary	10.5%
Health Care	9.3%
Energy	8.6%
Industrials	7.3%
Materials	6.7%
Telecommunication Services	2.4%
Utilities	1.7%
Assets in Excess of Other Liabilities*	1.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.9%
		Consumer Discretionary: 10.5%
269,200	@	Carmax, Inc.	$12,426,272	2.7
70,190		Comcast Corp. - Class A	2,939,557	0.7
244,730		Lowe’s Cos., Inc.	10,009,457	2.2
48,380		Viacom - Class B	3,292,259	0.7
337,240		Other Securities	19,142,161	4.2
			47,809,706	10.5
		Consumer Staples: 13.8%
239,100		Altria Group, Inc.	8,366,109	1.8
52,400		Brown-Forman Corp.	3,539,620	0.8
208,900		Coca-Cola Co.	8,378,979	1.8
89,700		Energizer Holdings, Inc.	9,015,747	2.0
39,100		Hershey Co.	3,490,848	0.8
48,105		PepsiCo, Inc.	3,934,508	0.9
103,000		Philip Morris International, Inc.	8,921,860	2.0
47,880		Procter & Gamble Co.	3,686,281	0.8
88,200		Wal-Mart Stores, Inc.	6,570,018	1.4
118,180		Other Securities	6,855,424	1.5
			62,759,394	13.8
		Energy: 8.6%
121,820		Chevron Corp.	14,416,179	3.2
153,650		ConocoPhillips	9,295,825	2.0
39,310		ExxonMobil Corp.	3,551,658	0.8
41,306	@	Kinder Morgan Management, LLC	3,452,769	0.8
142,480		Other Securities	8,232,451	1.8
			38,948,882	8.6

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: 21.9%
50,060	@	Aon PLC	$3,221,361	0.7
272,785		Bank of America Corp.	3,508,015	0.8
156,130	@	Berkshire Hathaway, Inc.	17,474,070	3.8
47,920		Blackrock, Inc.	12,308,252	2.7
91,760		Citigroup, Inc.	4,401,727	1.0
249,500		Eaton Vance Corp.	9,378,705	2.1
91,805		JPMorgan Chase & Co.	4,846,386	1.1
4,830		Mastercard, Inc.	2,774,835	0.6
59,400		Visa, Inc.	10,855,350	2.4
351,830		Wells Fargo & Co.	14,520,024	3.2
17,800	@	White Mountains Insurance Group Ltd.	10,233,932	2.3
155,825		Other Securities	5,597,113	1.2
			99,119,770	21.9
		Health Care: 9.3%
241,600		Bristol-Myers Squibb Co.	10,797,104	2.4
72,130		Cardinal Health, Inc.	3,404,536	0.8
65,610		Johnson & Johnson	5,633,274	1.2
307,160		Pfizer, Inc.	8,603,552	1.9
258,030		Other Securities	13,828,368	3.0
			42,266,834	9.3
		Industrials: 7.3%
62,360		FedEx Corp.	6,147,449	1.4
115,800		General Dynamics Corp.	9,070,614	2.0
138,020		General Electric Co.	3,200,684	0.7
35,220		Honeywell International, Inc.	2,794,355	0.6
230,630		Other Securities	11,961,536	2.6
			33,174,638	7.3
		Information Technology: 16.7%
12,040		Apple, Inc.	4,768,803	1.0
318,700		Cisco Systems, Inc.	7,747,597	1.7
540,600		Corning, Inc.	7,692,738	1.7
460,410		EMC Corp.	10,874,884	2.4
6,610	@	Google, Inc. - Class A	5,819,246	1.3
42,350		International Business Machines Corp.	8,093,508	1.8

See Accompanying Notes to Financial Statements

91

ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
278,700	Intel Corp.	$6,750,114	1.5
44,865	Intuit, Inc.	2,738,111	0.6
232,420	Microsoft Corp.	8,025,463	1.8
462,025	Other Securities	13,024,634	2.9
		75,535,098	16.7
	Materials: 6.7%
158,800	Albemarle Corp.	9,891,652	2.2
174,660	MeadWestvaco Corp.	5,957,653	1.3
47,590	NewMarket Corp.	12,495,230	2.8
55,545	Other Securities	2,038,788	0.4
		30,383,323	6.7
	Telecommunication Services: 2.4%
138,800	Verizon Communications, Inc.	6,987,192	1.5
118,225	Other Securities	3,823,727	0.9
		10,810,919	2.4
	Utilities: 1.7%
98,100	Dominion Resources, Inc.	5,574,042	1.2
34,680	Other Securities	2,340,900	0.5
		7,914,942	1.7
	Total Common Stock (Cost $451,102,021)	448,723,506	98.9

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
12,099,358	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $12,099,358)	$12,099,358	2.7
	Total Short-Term Investments (Cost $12,099,358)	12,099,358	2.7

	Total Investments in Securities (Cost $463,201,379)	$460,822,864	101.6
	Liabilities in Excess of Other Assets	(7,406,276)	(1.6)

	Net Assets	$453,416,588	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

Cost for federal income tax purposes is $463,352,278.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,850,517
Gross Unrealized Depreciation	(10,379,931)

Net Unrealized Depreciation	$(2,529,414)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$448,723,506	$—	$—	$448,723,506
Short-Term Investments	12,099,358	—	—	12,099,358

Total Investments, at fair value	$460,822,864	$—	$—	$460,822,864

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

92

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation

as of June 30, 2013

(as a percentage of net assets)

Corporate Bonds/Notes	92.8%
U.S. Treasury Obligations	5.3%
Collateralized Mortgage Obligations	0.2%
Asset-Backed Securities	0.1%
Municipal Bonds	0.0%
Common Stock	0.0%
Assets in Excess of Other Liabilities*	1.6%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 92.8%
		Consumer Discretionary: 20.2%
2,250,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	$2,250,000	0.3
3,000,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	3,135,000	0.3
750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	761,250	0.1
1,000,000	#,L	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	990,000	0.1
1,000,000	#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	972,500	0.1
8,900,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%-8.125%, 10/30/17-02/15/23	8,928,375	1.0
1,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	1,278,125	0.1
350,000	#	Ceridian Corp., 8.875%, 07/15/19	390,687	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
3,500,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	$3,640,000	0.4
1,000,000	#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,030,000	0.1
2,250,000	#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,328,750	0.3
EUR 2,500,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	3,391,641	0.4
1,500,000	#	Continental Rubber Of America Corp., 4.500%, 09/15/19	1,552,013	0.2
3,000,000		CSC Holdings, LLC, 8.625%, 02/15/19	3,480,000	0.4
4,300,000		CSC Holdings, LLC, 6.750%-7.875%, 02/15/18-11/15/21	4,812,250	0.5
250,000	#	CST Brands, Inc., 5.000%, 05/01/23	245,000	0.0
10,650,000		DISH DBS Corp., 5.000%-7.875%, 10/01/14-03/15/23	11,290,625	1.3
CAD 1,000,000	#	Great Canadian Gaming Corp., 6.625%, 07/25/22	986,498	0.1
1,000,000	#	Griffey Intermediate, Inc. / Griffey Finance Sub, LLC, 7.000%, 10/15/20	970,000	0.1
750,000	#,L	Hyva Global BV, 8.625%, 03/24/16	710,625	0.1

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
500,000	#	inVentiv Health, Inc., 11.000%, 08/15/18	$420,000	0.0
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,110,000	0.1
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,462,500	0.2
250,000	#	Jaguar Land Rover PLC, 7.750%, 05/15/18	271,250	0.0
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,105,000	0.1
500,000	#	Lear Corp., 4.750%, 01/15/23	477,500	0.1
2,000,000	#	McClatchy Co., 9.000%, 12/15/22	2,110,000	0.2
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,880,000	0.2
8,000,000		MGM Resorts International, 6.625%-10.000%, 11/01/16-12/15/21	8,662,500	1.0
EUR 900,000	L	Nara Cable Funding Ltd., 8.875%, 12/01/18	1,227,124	0.1
3,000,000	#	Nara Cable Funding Ltd., 8.875%, 12/01/18	3,135,000	0.4
3,000,000		Nielsen Finance, LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,240,000	0.4
2,250,000	#	Nielsen Finance, LLC / Nielsen Finance Co., 4.500%, 10/01/20	2,171,250	0.2
2,500,000	#	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,706,250	0.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
1,000,000	#,&,L	Petco Holdings, Inc., 8.500%, 10/15/17	$1,025,000	0.1
1,500,000	#	QVC, Inc., 7.375%, 10/15/20	1,636,871	0.2
1,500,000	#	QVC, Inc., 7.500%, 10/01/19	1,631,140	0.2
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	955,000	0.1
1,000,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	1,110,000	0.1
3,000,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,360,000	0.4
EUR 1,500,000	L	Schaeffler Finance BV, 7.750%-8.750%, 02/15/17-02/15/19	2,154,609	0.2
675,000	#	Seneca Gaming Corp., 8.250%, 12/01/18	722,250	0.1
1,250,000	#	Studio City Finance Ltd., 8.500%, 12/01/20	1,343,750	0.1
2,000,000	#	Tempur Sealy International, Inc., 6.875%, 12/15/20	2,120,000	0.2
1,000,000	#	TRW Automotive, Inc., 4.500%, 03/01/21	1,002,500	0.1
3,530,000	#	TRW Automotive, Inc., 7.250%, 03/15/17	4,015,375	0.5
EUR 2,500,000		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 09/15/22	3,164,619	0.4

See Accompanying Notes to Financial Statements

94

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
EUR 350,000		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	$485,984	0.1
1,500,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	1,425,000	0.1
750,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	793,125	0.1
1,500,000	#	Univision Communications, Inc., 6.750%, 09/15/22	1,582,500	0.2
2,000,000	#	Univision Communications, Inc., 6.875%, 05/15/19	2,110,000	0.2
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,893,750	0.6
1,000,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	1,105,000	0.1
350,000	#	Wolverine World Wide, Inc., 6.125%, 10/15/20	363,125	0.1
57,908,509		Other Securities(a)	60,518,148	6.8
			180,639,459	20.2
		Consumer Staples: 6.5%
600,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	591,000	0.1
1,250,000	#	ARAMARK Corp., 5.750%, 03/15/20	1,284,375	0.1

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
1,406,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	$1,500,905	0.2
1,000,000	#	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,008,750	0.1
3,250,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	3,115,937	0.3
5,000,000		Hertz Corp., 6.750%-7.375%, 04/15/19-01/15/21	5,375,000	0.6
1,250,000	#	HJ Heinz Finance Co., 7.125%, 08/01/39	1,331,250	0.1
1,250,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	1,320,313	0.2
1,050,000	#	Live Nation Entertainment, Inc., 8.125%, 05/15/18	1,118,250	0.1
500,000	#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 05/01/21	478,750	0.0
EUR 1,000,000		Reynolds Group Issuer, Inc., 8.000%, 12/15/16	1,299,039	0.2
3,500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,535,000	0.4
3,750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	4,031,250	0.4
8,500,000		Reynolds Group Issuer, Inc., 6.875%-9.000%, 05/15/18-02/15/21	8,936,875	1.0

See Accompanying Notes to Financial Statements

95

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
1,500,000	#	Spectrum Brands Escrow Corp., 6.375%, 11/15/20	$1,575,000	0.2
1,500,000	#	Sun Products Corp./The, 7.750%, 03/15/21	1,496,250	0.2
19,000,000		Other Securities	20,305,000	2.3
			58,302,944	6.5
		Energy: 9.8%
300,000	#	Atlas Pipeline Escrow, LLC, 6.625%, 10/01/20	302,250	0.0
1,000,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 5.875%, 08/01/23	955,000	0.1
200,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 6.625%, 10/01/20	201,500	0.0
4,125,000		Chesapeake Energy Corp., 5.750%-9.500%, 02/15/15-03/15/23	4,493,750	0.5
3,750,000		Consol Energy, Inc., 8.000%-8.250%, 04/01/17-04/01/20	3,956,875	0.4
500,000		EP Energy, LLC, 6.875%, 05/01/19	537,500	0.1
5,000,000		EP Energy, LLC, 9.375%, 05/01/20	5,675,000	0.6
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	969,545	0.1
500,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	517,500	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
750,000	#	Inergy Midstream L.P. / Finance Corp., 6.000%, 12/15/20	$727,500	0.1
4,000,000		Kinder Morgan Finance Co., LLC, 5.700%, 01/05/16	4,303,848	0.5
1,500,000	#,L	NGPL PipeCo, LLC, 7.119%, 12/15/17	1,462,500	0.2
1,000,000	#,L	NGPL PipeCo, LLC, 9.625%, 06/01/19	1,040,000	0.1
2,000,000	#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	650,000	0.1
750,000	#	Rockies Express Pipeline LLC, 6.000%, 01/15/19	673,125	0.1
2,000,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,740,000	0.2
750,000	#	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	729,375	0.1
1,000,000	#	Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	947,500	0.1
1,500,000	#	Samson Investment Co., 10.000%, 02/15/20	1,588,125	0.2
4,000,000		SandRidge Energy, Inc., 7.500%, 03/15/21	3,840,000	0.4
1,500,000		SandRidge Energy, Inc., 8.125%, 10/15/22	1,492,500	0.2
4,000,000		Sonat, Inc., 7.000%, 02/01/18	4,190,608	0.5
1,500,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	1,443,750	0.2
500,000	#	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	495,000	0.0

See Accompanying Notes to Financial Statements

96

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
49,271,000		Other Securities(a),(b)	$44,697,131	5.0
			87,629,882	9.8
		Financials: 9.8%
GBP 1,000,000		American International Group, Inc., 8.625%, 05/22/38	1,793,213	0.2
3,000,000		American International Group, Inc., 8.175%, 05/15/58	3,675,000	0.4
3,000,000		Ally Financial, Inc., 8.300%, 02/12/15	3,240,000	0.3
11,500,000	Z	Ally Financial, Inc., 0.000%-8.000%, 06/15/15-11/01/31	12,263,240	1.4
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,047,500	0.1
1,250,000	#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,343,750	0.2
3,500,000		CIT Group, Inc., 5.000%, 08/15/22	3,489,318	0.4
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,037,500	0.1
6,500,000		CIT Group, Inc., 4.250%-5.250%, 05/15/17-03/15/18	6,645,625	0.7
1,500,000	#	Corrections Corp. of America, 4.625%, 05/01/23	1,473,750	0.2
1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,526,250	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
350,000	#	General Motors Financial Co., Inc., 2.750%, 05/15/16	$344,969	0.0
400,000	#	General Motors Financial Co., Inc., 3.250%, 05/15/18	390,000	0.1
500,000	#	Geo Group, Inc./The, 5.125%, 04/01/23	478,750	0.1
2,000,000	#	Hub International Ltd., 8.125%, 10/15/18	2,090,000	0.2
3,000,000		International Lease Finance Corp., 8.750%, 03/15/17	3,356,250	0.4
1,250,000	#	International Lease Finance Corp., 6.750%, 09/01/16	1,356,250	0.1
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,497,500	0.3
3,250,000		International Lease Finance Corp., 6.250%-8.625%, 09/15/15-12/15/20	3,548,750	0.4
1,250,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	1,218,750	0.1
EUR 1,250,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	1,612,817	0.2
GBP 1,000,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	1,551,378	0.2
3,350,000	#	LBG Capital No.1 PLC, 7.875%, 11/01/20	3,490,700	0.4
500,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	511,213	0.0

See Accompanying Notes to Financial Statements

97

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	$62,037	0.0
250,000	#	Milestone Aviation Group, LLC, 8.625%, 12/15/17	260,625	0.0
474,000	#	Rivers Pittsburgh Borrower L.P. /Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	514,290	0.1
1,000,000	#	Serta Simmons Holdings, LLC, 8.125%, 10/01/20	1,022,500	0.1
22,245,000		Other Securities(a)	25,880,587	2.9
			87,722,512	9.8
		Health Care: 10.5%
4,000,000		Biomet, Inc., 6.500%, 08/01/20	4,142,500	0.5
5,000,000		Biomet, Inc., 6.500%, 10/01/20	5,012,500	0.5
3,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	3,292,500	0.4
4,775,000		DaVita, Inc., 5.750%-6.625%, 11/01/18-08/15/22	4,956,781	0.6
3,500,000		DJO Finance, LLC / DJO Finance Corp., 7.750%, 04/15/18	3,473,750	0.4
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,045,000	0.1
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,057,500	0.1
3,750,000		HCA, Inc., 6.500%, 02/15/20	4,066,406	0.5

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
3,500,000		HCA, Inc., 7.500%, 02/15/22	$3,885,000	0.4
3,500,000		HCA, Inc., 8.500%, 04/15/19	3,764,688	0.4
3,500,000		HCA Holdings, Inc., 6.250%-7.750%, 02/15/21-05/15/21	3,668,750	0.4
8,000,000		HCA, Inc., 4.750%-8.000%, 10/01/18-05/01/23	8,321,875	1.0
400,000	#	Mallinckrodt International Finance SA, 4.750%, 04/15/23	381,556	0.0
1,000,000	#	Multiplan, Inc., 9.875%, 09/01/18	1,092,500	0.1
3,000,000	#	Mylan, Inc., 7.875%, 07/15/20	3,462,762	0.4
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,170,000	0.2
2,500,000	#	Tenet Healthcare Corp., 4.500%, 04/01/21	2,337,500	0.3
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,040,000	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,214,500	0.3
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,075,000	0.3
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	510,000	0.1
3,500,000		Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,727,500	0.4
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	993,750	0.1

See Accompanying Notes to Financial Statements

98

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
4,000,000		Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC, 7.750%, 09/15/18	$4,340,000	0.5
20,937,040		Other Securities	21,866,672	2.4
			93,898,990	10.5
		Industrials: 10.0%
2,500,000	#	Aguila 3 SA, 7.875%, 01/31/18	2,587,500	0.3
500,000	#	American Builders & Contractors Supply Co., Inc., 5.625%, 04/15/21	492,500	0.1
500,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	530,000	0.1
2,000,000	#	Aviation Capital Group, 7.125%, 10/15/20	2,183,164	0.2
750,000	#	Belden, Inc., 5.500%, 09/01/22	740,625	0.1
1,400,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,561,000	0.2
1,600,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	1,336,000	0.1
750,000	#	Calcipar SA, 6.875%, 05/01/18	772,500	0.1
1,500,000	#	CMA CGM SA, 8.500%, 04/15/17	1,327,500	0.1
1,000,000	#	General Cable Corp., 5.750%, 10/01/22	995,000	0.1
3,000,000	#	HD Supply, Inc., 7.500%, 07/15/20	3,045,000	0.3
4,500,000		HD Supply, Inc., 8.125%-11.500%, 04/15/19-01/15/21	5,051,875	0.6

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
500,000	#	LKQ Corp., 4.750%, 05/15/23	$478,750	0.0
2,500,000	#	Masonite International Corp., 8.250%, 04/15/21	2,706,250	0.3
500,000	#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	501,250	0.1
6,000,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	6,405,000	0.7
1,500,000	#	Silver II US Holdings, LLC, 7.750%, 12/15/20	1,515,000	0.2
1,000,000	#	Tervita Corp., 8.000%, 11/15/18	1,006,875	0.1
5,500,000		TransDigm, Inc., 7.750%, 12/15/18	5,816,250	0.7
1,000,000	#,L	TransDigm, Inc., 5.500%, 10/15/20	950,000	0.1
2,000,000	#,&	TransUnion Holding Co., Inc., 8.125%, 06/15/18	2,127,500	0.2
1,000,000	#,L	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19	960,000	0.1
1,000,000	#	Triumph Group, Inc., 4.875%, 04/01/21	997,500	0.1
6,550,000	L	United Rentals North America, Inc., 5.750%-8.375%, 07/15/18-06/15/23	7,061,875	0.8
1,250,000	#	USG Corp., 8.375%, 10/15/18	1,359,375	0.1
35,344,666		Other Securities(a)	37,556,971	4.2
			90,065,260	10.0

See Accompanying Notes to Financial Statements

99

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: 2.9%
750,000	#	Alliance Data Systems Corp., 6.375%, 04/01/20	$776,250	0.1
2,500,000	#	CommScope, Inc., 8.250%, 01/15/19	2,681,250	0.3
4,000,000	#	First Data Corp., 6.750%, 11/01/20	4,090,000	0.5
2,000,000	#	First Data Corp., 8.250%, 01/15/21	2,050,000	0.2
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,530,000	0.2
500,000	#	Sensata Technologies BV, 4.875%, 10/15/23	483,750	0.0
1,500,000	#	Sensata Technologies BV, 6.500%, 05/15/19	1,620,000	0.2
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,612,500	0.2
1,000,000	#	SunGard Data Systems, Inc., 6.625%, 11/01/19	1,010,000	0.1
EUR 2,000,000	L	UPC Holding BV, 8.375%, 08/15/20	2,784,214	0.3
1,000,000	#	VeriSign, Inc., 4.625%, 05/01/23	975,000	0.1
6,525,000		Other Securities	6,713,625	0.7
			26,326,589	2.9
		Materials: 9.9%
934,863	#,&	ARD Finance SA, 11.125%, 06/01/18	995,629	0.1
EUR 1,500,000	L	Ardagh Packaging Finance PLC, 9.250%, 10/15/20	2,054,968	0.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
1,000,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	$937,500	0.1
2,500,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	2,415,625	0.3
1,000,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	1,071,250	0.1
250,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	268,125	0.0
750,000	#	Ashland, Inc., 3.875%, 04/15/18	745,312	0.1
2,000,000	#	Ashland, Inc., 4.750%, 08/15/22	1,985,000	0.2
1,000,000	#	Ashland, Inc., 6.875%, 05/15/43	1,025,000	0.1
250,000	#	Axiall Corp., 4.875%, 05/15/23	238,438	0.0
1,000,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,022,500	0.1
500,000	#	Bombardier, Inc., 4.250%, 01/15/16	513,750	0.1
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,130,000	0.2
1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,070,000	0.1
375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	403,125	0.1
1,250,000	#	Cemex SAB de CV, 9.000%, 01/11/18	1,318,750	0.1
1,500,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	1,445,625	0.2
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	977,500	0.1

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	$1,947,500	0.2
2,000,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	2,030,000	0.2
1,500,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,552,500	0.2
1,000,000	#	FQM Akubra, Inc., 7.500%, 06/01/21	962,500	0.1
1,500,000	#	FQM Akubra, Inc., 8.750%, 06/01/20	1,541,250	0.2
500,000	#	Hecla Mining Co., 6.875%, 05/01/21	466,250	0.0
3,500,000	L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,587,500	0.4
2,000,000	L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,920,000	0.2
1,500,000	#	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 04/15/20	1,503,750	0.2
1,000,000		Huntsman International LLC, 4.875%, 11/15/20	992,500	0.1
4,000,000		Huntsman International, LLC, 8.625%, 03/15/21	4,410,000	0.5
2,000,000	#	Ineos Finance PLC, 7.500%, 05/01/20	2,135,000	0.3
1,250,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,196,875	0.1

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
1,800,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	$1,957,500	0.2
3,500,000		Novelis, Inc./GA, 8.375%, 12/15/17	3,727,500	0.4
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,232,500	0.4
500,000	#,&	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	502,500	0.1
1,100,000	#	OXEA Finance, 9.500%, 07/15/17	1,183,655	0.1
2,500,000	#	Perstorp Holding AB, 8.750%, 05/15/17	2,512,500	0.3
1,500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	1,545,000	0.2
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	1,005,000	0.1
500,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	546,250	0.1
750,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	795,000	0.1
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	530,000	0.1
1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,960,000	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,270,000	0.2
750,000	#	Steel Dynamics, Inc., 6.125%, 08/15/19	796,875	0.1
1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,118,750	0.1
1,000,000	#,L	Tronox Finance, LLC, 6.375%, 08/15/20	947,500	0.1

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
1,250,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	$1,279,688	0.1
16,607,375		Other Securities	17,975,343	2.0
			88,749,283	9.9
		Telecommunication Services: 9.7%
2,000,000	#	Avaya, Inc., 7.000%, 04/01/19	1,815,000	0.2
4,250,000		Crown Castle International Corp., 5.250%-7.125%, 11/01/19-01/15/23	4,367,812	0.5
1,000,000	#	Digicel Group Ltd., 8.250%, 09/30/20	1,040,000	0.1
1,500,000	#	Digicel Ltd., 6.000%, 04/15/21	1,421,250	0.2
4,750,000	#	Digicel Ltd., 8.250%, 09/01/17	4,963,750	0.5
1,750,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	1,688,750	0.2
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	3,153,750	0.3
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,165,000	0.4
4,000,000		Intelsat Jackson Holdings SA, 7.500%-8.500%, 11/01/19-04/01/21	4,288,750	0.5
1,500,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	1,520,625	0.2
2,000,000	#	Intelsat Luxembourg SA, 8.125%, 06/01/23	2,072,500	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
750,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	$765,938	0.1
2,000,000	#	MetroPCS Wireless, Inc., 6.625%, 04/01/23	2,042,500	0.2
500,000	#	NeuStar, Inc., 4.500%, 01/15/23	475,000	0.1
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	552,500	0.1
500,000	#	SBA Communications Corp., 5.625%, 10/01/19	496,875	0.0
500,000	#	SBA Telecommunications, Inc., 5.750%, 07/15/20	503,125	0.1
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	5,747,500	0.6
1,000,000		Sprint Nextel Corp., 6.000%, 12/01/16	1,057,500	0.1
7,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	6,895,000	0.8
4,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	4,420,000	0.5
EUR 2,500,000		UPC Holding BV, 6.375%, 09/15/22	3,140,213	0.4
1,000,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	1,062,500	0.1
1,000,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	1,040,000	0.1
1,000,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21	1,068,750	0.1

See Accompanying Notes to Financial Statements

102

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
1,000,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	$1,037,500	0.1
3,000,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	3,037,500	0.4
2,000,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	2,090,000	0.2
20,240,055		Other Securities(a)	21,862,739	2.4
			86,792,327	9.7
		Utilities: 3.5%
3,154,000	#	Calpine Corp., 7.500%, 02/15/21	3,382,665	0.4
1,780,000	#	Calpine Corp., 7.875%, 07/31/20	1,940,200	0.2
886,000	#	Calpine Corp., 7.875%, 01/15/23	956,880	0.1
1,000,000		Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	1,100,000	0.1
2,000,000	#	Energy Future Intermediate Holding Co., LLC, 6.875%, 08/15/17	2,040,000	0.3
2,500,000	#	Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	2,743,750	0.3
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	545,000	0.1
4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,330,000	0.5
2,250,000	#	NRG Energy, Inc., 6.625%, 03/15/23	2,261,250	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,500,000		NRG Energy, Inc., 7.625%-7.875%, 01/15/18-05/15/21	$2,686,250	0.3
2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	2,167,360	0.2
2,262,730	#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,429,607	0.3
4,332,258		Other Securities	4,824,907	0.5
			31,407,869	3.5
		Total Corporate Bonds/Notes (Cost $797,844,741)	831,535,115	92.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.2%
2,947,404		Other Securities	1,927,538	0.2
		Total Collateralized Mortgage Obligations (Cost $2,111,816)	1,927,538	0.2

MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
1,600,000		Other Securities	119,472	0.0
		Total Municipal Bonds (Cost $182,302)	119,472	0.0

U.S. TREASURY OBLIGATIONS: 5.3%
		U.S. Treasury Notes: 5.3%
7,400,000		0.250%, due 04/30/14	7,405,062	0.8
35,208,000		0.250%, due 05/31/14	35,230,709	4.0
3,700,000		1.250%, due 04/15/14	3,731,579	0.4
941,000	S	0.500%, due 11/15/13	942,416	0.1
		Total U.S. Treasury Obligations (Cost $47,321,318)	47,309,766	5.3

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: 0.1%
	Home Equity Asset-Backed Securities: 0.0%
251,822	Other Securities	$113,395	0.0

	Other Asset-Backed Securities: 0.1%
1,229,158	Other Securities	1,053,318	0.1
	Total Asset-Backed Securities (Cost $993,898)	1,166,713	0.1

Shares		Value	Percentage of Net Assets

COMMON STOCK: 0.0%
	Consumer Discretionary: 0.0%
529	Other Securities	22,324	0.0
	Total Common Stock (Cost $308,675)	22,324	0.0
	Total Long-Term Investments (Cost $848,762,750)	882,080,928	98.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.6%
	U.S. Treasury Bills: 0.0%
100,000	United States Treasury Bill, 0.120%, 05/29/14 (Cost $99,869)	99,888	0.0

	Securities Lending Collateralcc(1): 2.6%
5,447,955	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $5,448,009, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $5,556,936, due 07/03/13-05/15/37)	5,447,955	0.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,146,922	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,146,936, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,169,861, due 07/05/13-08/15/21)	$1,146,922	0.2
5,447,955	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,448,022, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $5,557,032, due 05/01/15-01/01/47)	5,447,955	0.6
5,447,955	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,448,022, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $5,556,914, due 06/01/18-04/01/43)	5,447,955	0.6

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
5,447,955	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $5,448,027, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $5,556,914, due 12/04/13-08/27/32)	$5,447,955	0.6
		22,938,742	2.6
	Total Short-Term Investments (Cost $23,038,611)	23,038,630	2.6

	Total Investments in Securities (Cost $871,801,361)	$905,119,558	101.0
	Liabilities in Excess of Other Assets	(9,335,903)	(1.0)

	Net Assets	$895,783,655	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
(b)	The grouping contains securities in default.
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $872,121,689.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$43,484,739
Gross Unrealized Depreciation	(10,486,870)

Net Unrealized Appreciation	$32,997,869

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$22,324	$22,324

Total Common Stock	—	—	22,324	22,324

Corporate Bonds/Notes	—	831,473,078	62,037	831,535,115
Collateralized Mortgage Obligations	—	1,927,538	—	1,927,538
Municipal Bonds	—	119,472	—	119,472
Short-Term Investments	—	23,038,630	—	23,038,630
U.S. Treasury Obligations	—	47,309,766	—	47,309,766
Asset-Backed Securities	—	1,166,713	—	1,166,713

Total Investments, at fair value	$—	$905,035,197	$84,361	$905,119,558

Other Financial Instruments+
Swaps	745,156	364,514	—	1,109,670
Forward Foreign Currency Contracts	—	974,579	—	974,579

Total Assets	$745,156	$906,374,290	$84,361	$907,203,807

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(31,938)	$—	$(31,938)

Total Liabilities	$—	$(31,938)	$—	$(31,938)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	1,215,000	Buy	09/17/13	$1,609,264	$1,582,056	$(27,208)
Credit Suisse Group AG	Brazilian Real	100,000	Buy	08/02/13	49,225	44,495	(4,730)

							$(31,938)

Barclays Bank PLC	Canadian Dollar	969,000	Sell	09/23/13	$949,891	$919,477	$30,414
BNP Paribas Bank	British Pound	7,174,000	Sell	09/12/13	11,145,548	10,905,918	239,630
BNP Paribas Bank	Swiss Franc	1,000,000	Sell	08/15/13	1,070,734	1,059,104	11,630
Citigroup, Inc.	EU Euro	24,265,000	Sell	09/17/13	32,288,465	31,595,560	692,905

							$974,579

See Accompanying Notes to Financial Statements

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ING PIMCO High Yield Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2013

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%)(2)	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	1,440,000	$100,483	$(14,717)
CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	3,360,000	234,463	436,063
CDX.NA.HY.19 Index	Sell	5.000	12/20/17	USD	10,000,000	410,210	261,835

						$745,156	$683,181

ING PIMCO High Yield Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%)(2)	Notional Amount(3)	Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group AG	AES Corp.	Sell	5.000	03/20/14	0.398	USD 2,000,000	$67,428	$(188,750)	$256,178
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	0.392	USD 100,000	3,376	(2,718)	6,094
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	0.656	USD 100,000	5,365	(9,000)	14,365
Credit Suisse Group AG	El Paso Corp.	Sell	5.000	12/20/14	0.752	USD 2,500,000	157,380	(75,000)	232,380
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	0.637	USD 2,000,000	107,779	(190,000)	297,779
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	0.348	USD 225,000	2,019	—	2,019
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	0.628	USD 1,000,000	21,167	(110,000)	131,167

							$364,514	$(575,468)	$939,982

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$974,579
Credit contracts	Unrealized appreciation on OTC swap agreements	939,982
Credit contracts	Net Assets- Unrealized appreciation*	697,898

Total Asset Derivatives		$2,612,459

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$31,938
Credit contracts	Upront payments received on swap agreements	575,468
Credit contracts	Net Assets- Unrealized depreciation*	14,717

Total Liability Derivatives		$622,123

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign currency related transactions*	Swaps	Total
Credit contracts	$—	4,076,393	$4,076,393
Foreign exchange contracts	(814,016)	—	(814,016)

Total	$(814,016)	$4,076,393	$3,262,377

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign currency related transactions*	Swaps	Total
Credit contracts	$—	$(1,484,592)	$(1,484,592)
Foreign exchange contracts	1,902,289	—	1,902,289

Total	$1,902,289	$(1,484,592)	$417,697

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

108

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$30,414	$251,260	$692,905	$—	$—	$—	$974,579
Credit default swap agreements	131,167	—	20,459	488,558	299,798	—	939,982

Total Assets	$161,581	$251,260	$713,364	$488,558	$299,798	$—	$1,914,561

Liabilities:
Forward foreign currency contracts	$—	$—	$27,208	$4,730	$—	$—	$31,938
Credit default swap agreements	110,000	—	11,718	263,750	190,000	—	575,468

Total Liabilities	$110,000	$—	$38,926	$268,480	$190,000	$—	$607,406

Net OTC derivative instruments by counterparty, at fair value	$51,581	$251,260	$674,438	$220,078	$109,798	$—	1,307,155

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$(710,000)	$(300,000)	$(130,000)	$—	$(1,140,000)

Net Exposure(1)	$51,581	$251,260	$(35,562)	$(79,922)	$(20,202)	$—	$167,155

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

109

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification as of June 30, 2013

(as a percentage of net assets)

United States	35.6%
United Kingdom	12.3%
France	10.5%
Germany	5.5%
Switzerland	5.3%
Netherlands	4.7%
Japan	4.2%
South Korea	3.7%
Italy	3.0%
Singapore	2.8%
Countries between 0.2%-1.6%^	8.8%
Assets in Excess of Other Liabilities*	3.6%

Net Assets	100.0%

*	Includes short-term investments.
^	Includes 11 countries, which each represents 0.2%-1.6% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.4%
		Brazil: 1.0%
388,955		Other Securities	$5,424,255	1.0

		Canada: 1.6%
757,700		Talisman Energy, Inc.	8,645,431	1.6

		China: 0.7%
750,229		Other Securities(a)	3,647,881	0.7

		Denmark: 0.2%
29,270		Other Securities	1,329,302	0.2

		France: 10.5%
167,500	@	Alstom	5,494,600	1.0
296,832		AXA S.A.	5,851,332	1.1
151,860		BNP Paribas	8,313,540	1.5
82,275		Cie Generale des Etablissements Michelin	7,356,658	1.3
699,560	@	Credit Agricole S.A.	6,020,962	1.1
91,550		Sanofi	9,464,441	1.7
165,330		Total S.A.	8,075,201	1.5
515,529		Other Securities	7,015,677	1.3
			57,592,411	10.5
		Germany: 5.5%
457,140	@	Deutsche Lufthansa AG	9,260,424	1.7
33,920		Muenchener Rueckversicherungs AG	6,231,502	1.1

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Germany: (continued)
69,520	Siemens AG	$7,039,803	1.3
72,800	Other Securities	7,634,208	1.4
		30,165,937	5.5
	India: 0.5%
76,440	Other Securities	2,923,830	0.5

	Ireland: 0.9%
372,850	Other Securities	5,272,099	0.9

	Italy: 3.0%
259,567	ENI S.p.A.	5,327,317	0.9
1,398,491	UniCredit SpA	6,537,752	1.2
2,995,557	Other Securities	4,794,486	0.9
		16,659,555	3.0
	Japan: 4.2%
136,700	Toyota Motor Corp.	8,245,449	1.5
2,036,000	Other Securities	14,780,106	2.7
		23,025,555	4.2
	Netherlands: 4.7%
101,590	Akzo Nobel NV	5,732,291	1.1
152,379	Randstad Holdings NV	6,264,017	1.1
159,697	Royal Dutch Shell PLC-Class B	5,289,028	1.0
381,065	Other Securities(a)	8,355,486	1.5
		25,640,822	4.7
	Portugal: 1.2%
445,540	Galp Energia SGPS SA	6,604,656	1.2

	Singapore: 2.8%
2,532,000	Singapore Telecommunications Ltd.	7,499,319	1.3
884,960	Other Securities(a)	8,239,863	1.5
		15,739,182	2.8
	South Korea: 3.7%
19,689	POSCO	5,132,061	1.0
8,507	Samsung Electronics Co., Ltd.	9,943,188	1.8
171,330	Other Securities	5,081,247	0.9
		20,156,496	3.7
	Spain: 0.9%
386,319	Other Securities	4,970,122	0.9

See Accompanying Notes to Financial Statements

110

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Sweden: 1.0%
449,721		Other Securities	$5,769,303	1.0
		Switzerland: 5.3%
292,740	@	Credit Suisse Group	7,750,024	1.4
50,040		Roche Holding AG-Genusschein	12,419,795	2.3
80,590		Swiss Re Ltd.	5,995,969	1.1
174,760		Other Securities	2,966,348	0.5
			29,132,136	5.3
		Taiwan: 0.2%
52,030		Other Securities	953,190	0.2

		Turkey: 0.6%
221,600		Other Securities	3,184,392	0.6

		United Kingdom: 12.3%
1,104,186		Aviva PLC	5,691,171	1.0
787,340		BP PLC	5,464,130	1.0
374,121		CRH PLC	7,591,407	1.4
338,530		GlaxoSmithKline PLC	8,462,025	1.5
557,910		HSBC Holdings PLC	5,782,888	1.1
2,490,740	@	International Consolidated Airlines Group SA	9,989,490	1.8
1,484,747		Kingfisher PLC	7,741,243	1.4
2,771,977	@	Vodafone Group PLC	7,943,640	1.5
1,714,710		Other Securities	8,930,211	1.6
			67,596,205	12.3
		United States: 35.6%
94,170		Amgen, Inc.	9,290,812	1.7
180,240		Baker Hughes, Inc.	8,314,471	1.5
385,400		Cisco Systems, Inc.	9,369,074	1.7
201,720		Citigroup, Inc.	9,676,508	1.8
134,800		Comcast Corp. - Class A	5,645,424	1.0
95,865		CVS Caremark Corp.	5,481,561	1.0
57,410		FedEx Corp.	5,659,478	1.0
187,350		Halliburton Co.	7,816,242	1.4
294,440		Hewlett-Packard Co.	7,302,112	1.3
120,000		JPMorgan Chase & Co.	6,334,800	1.2
144,030		Medtronic, Inc.	7,413,224	1.3
178,530		Merck & Co., Inc.	8,292,719	1.5
341,580		Microsoft Corp.	11,794,757	2.1
284,070		Morgan Stanley	6,939,830	1.3
195,600	@,L	Navistar International Corp.	5,429,856	1.0

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
169,560		News Corp.-Class A	$5,527,656	1.0
369,580		Pfizer, Inc.	10,351,936	1.9
1,062,377	@	Sprint Nextel Corp.	7,457,887	1.4
41,552		Time Warner Cable, Inc.	4,673,769	0.9
22,383		Time Warner, Inc.	1,294,185	0.2
76,450		United Parcel Service, Inc.-Class B	6,611,396	1.2
1,661,800		Other Securities	45,283,578	8.2
			195,961,275	35.6
		Total Common Stock (Cost $500,181,255)	530,394,035	96.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.0%
		Securities Lending Collateralcc(1): 1.0%
1,257,314		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,257,328, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,282,460, due 12/01/17-06/01/43)	1,257,314	0.2

See Accompanying Notes to Financial Statements

111

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,257,314	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,257,340, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,282,460, due 06/01/17-03/01/48)	$1,257,314	0.2
1,257,314	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,257,340, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,282,460, due 07/01/32-07/01/43)	1,257,314	0.2
264,686	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $264,688, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $269,987, due 01/15/25-02/15/43)	264,686	0.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,257,314	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,257,331, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,282,460, due 12/04/13-08/27/32)	$1,257,314	0.3
		5,293,942	1.0
	Total Short-Term Investments (Cost $5,293,942)	5,293,942	1.0
	Total Investments in Securities (Cost $505,475,197)	$535,687,977	97.4
	Assets in Excess of Other Liabilities	14,117,749	2.6

	Net Assets	$549,805,726	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $505,594,061.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$101,291,867
Gross Unrealized Depreciation	(71,197,951)

Net Unrealized Appreciation	$30,093,916

See Accompanying Notes to Financial Statements

112

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Financials	19.7%
Health Care	14.5
Energy	13.4
Information Technology	12.2
Industrials	11.8
Consumer Discretionary	11.3
Telecommunication Services	7.5
Materials	4.0
Consumer Staples	2.0
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	2.6

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$5,424,255	$—	$—	$5,424,255
Canada	8,645,431	—	—	8,645,431
China	1,187,500	2,460,381	—	3,647,881
Denmark	—	1,329,302	—	1,329,302
France	—	57,592,411	—	57,592,411
Germany	—	30,165,937	—	30,165,937
India	2,923,830	—	—	2,923,830
Ireland	5,272,099	—	—	5,272,099
Italy	—	16,659,555	—	16,659,555
Japan	—	23,025,555	—	23,025,555
Netherlands	—	25,640,822	—	25,640,822
Portugal	—	6,604,656	—	6,604,656
Singapore	4,419,385	11,319,797	—	15,739,182
South Korea	—	20,156,496	—	20,156,496
Spain	—	4,970,122	—	4,970,122
Sweden	—	5,769,303	—	5,769,303
Switzerland	—	29,132,136	—	29,132,136
Taiwan	953,190	—	—	953,190
Turkey	3,184,392	—	—	3,184,392
United Kingdom	—	67,596,205	—	67,596,205
United States	195,961,275	—	—	195,961,275

Total Common Stock	227,971,357	302,422,678	—	530,394,035

Short-Term Investments	—	5,293,942	—	5,293,942

Total Investments, at fair value	$227,971,357	$307,716,620	$—	$535,687,977

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $3,713,186 were transferred from Level 1 to Level 2 within the fair value hierarchy.
^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

113

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Sector Diversification as of June 30, 2013

(as a percentage of net assets)

Financials	17.6%
Information Technology	16.7%
Health Care	12.7%
Consumer Discretionary	12.3%
Energy	10.5%
Consumer Staples	10.5%
Industrials	10.0%
Utilities	3.3%
Materials	3.3%
Telecommunication Services	2.9%
Assets in Excess of Other Liabilities*	0.2%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.8%
		Consumer Discretionary: 12.3%
109,706	@	Amazon.com, Inc.	$30,464,259	0.7
792,446		Comcast Corp. - Class A	33,187,639	0.7
440,032		Home Depot, Inc.	34,089,279	0.8
301,995		McDonald’s Corp.	29,897,505	0.7
87,646		Time Warner Cable, Inc.	9,858,422	0.2
280,649		Time Warner, Inc.	16,227,125	0.4
542,040		Walt Disney Co.	34,229,826	0.8
7,608,254		Other Securities(a)	345,130,367	8.0
			533,084,422	12.3
		Consumer Staples: 10.5%
605,064		Altria Group, Inc.	21,171,189	0.5
1,153,769		Coca-Cola Co.	46,277,675	1.1
77,597		Coca-Cola Enterprises, Inc.	2,728,310	0.1
368,821		CVS Caremark Corp.	21,089,185	0.5
465,823		PepsiCo, Inc.	38,099,663	0.9
492,659		Philip Morris International, Inc.	42,674,123	1.0
825,595		Procter & Gamble Co.	63,562,559	1.5

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
493,512		Wal-Mart Stores, Inc.	$36,761,709	0.8
3,695,629		Other Securities	179,550,027	4.1
			451,914,440	10.5
		Energy: 10.5%
584,073		Chevron Corp.	69,119,199	1.6
368,299		ConocoPhillips	22,282,090	0.5
1,339,369		ExxonMobil Corp.	121,011,989	2.8
242,682		Occidental Petroleum Corp.	21,654,515	0.5
400,467		Schlumberger Ltd.	28,697,465	0.7
3,904,572		Other Securities	190,900,710	4.4
			453,665,968	10.5
		Financials: 17.6%
444,715	@	American International Group, Inc.	19,878,760	0.5
287,918		American Express Co.	21,524,750	0.5
3,248,531		Bank of America Corp.	41,776,109	1.0
549,517	@	Berkshire Hathaway, Inc.	61,501,943	1.4
916,600		Citigroup, Inc.	43,969,302	1.0
129,828		Goldman Sachs Group, Inc.	19,636,485	0.4
1,138,541		JPMorgan Chase & Co.	60,103,579	1.4
557,163		US Bancorp.	20,141,442	0.5
152,664		Visa, Inc.	27,899,346	0.6
1,483,736		Wells Fargo & Co.	61,233,785	1.4
8,783,831		Other Securities	384,226,865	8.9
			761,892,366	17.6
		Health Care: 12.7%
477,062		AbbVie, Inc.	19,721,743	0.5
225,914		Amgen, Inc.	22,288,675	0.5
494,781		Bristol-Myers Squibb Co.	22,111,763	0.5
459,479	@	Gilead Sciences, Inc.	23,529,920	0.5
846,113		Johnson & Johnson	72,647,262	1.7
909,589		Merck & Co., Inc.	42,250,409	1.0
2,009,388		Pfizer, Inc.	56,282,958	1.3

See Accompanying Notes to Financial Statements

114

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
307,710		UnitedHealth Group, Inc.	$20,148,851	0.5
4,447,823		Other Securities	269,520,269	6.2
			548,501,850	12.7
		Industrials: 10.0%
191,273		3M Co.	20,915,703	0.5
205,682		Boeing Co.	21,070,064	0.5
3,114,724		General Electric Co.	72,230,450	1.7
140,607		Union Pacific Corp.	21,692,848	0.5
254,765		United Technologies Corp.	23,677,859	0.5
4,516,317		Other Securities(a)	273,693,497	6.3
			433,280,421	10.0
		Information Technology: 16.7%
282,747		Apple, Inc.	111,990,432	2.6
1,609,859		Cisco Systems, Inc.	39,135,672	0.9
80,949	@	Google, Inc. - Class A	71,265,071	1.7
313,959		International Business Machines Corp.	60,000,705	1.4
1,497,400		Intel Corp.	36,267,028	0.8
2,263,292		Microsoft Corp.	78,151,473	1.8
1,106,803		Oracle Corp.	34,000,988	0.8
520,471		Qualcomm, Inc.	31,790,369	0.7
8,557,050		Other Securities(a)	258,142,018	6.0
			720,743,756	16.7
		Materials: 3.3%
2,899,198		Other Securities(a)	140,954,605	3.3

		Telecommunication Services: 2.9%
1,620,602		AT&T, Inc.	57,369,311	1.4
861,846		Verizon Communications, Inc.	43,385,327	1.0
1,655,590		Other Securities(a)	21,800,412	0.5
			122,555,050	2.9

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 3.3%
3,435,317	Other Securities	142,695,334	3.3
	Total Common Stock (Cost $3,126,425,068)	4,309,288,212	99.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateralcc(1): 0.1%
1,456,314	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,456,331, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,485,440, due 12/01/17-06/01/43)	$1,456,314	0.0
1,456,314	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,456,344, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,485,440, due 06/01/17-03/01/48)	1,456,314	0.0

See Accompanying Notes to Financial Statements

115

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
1,456,314	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,456,344, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,485,440, due 07/01/32-07/01/43)	$1,456,314	0.0
306,585	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $306,588, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $312,725, due 01/15/25-02/15/43)	306,585	0.0
1,456,314	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,456,333, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,485,440, due 12/04/13-08/27/32)	1,456,314	0.1
		6,131,841	0.1

Shares		Value	Percentage of Net Assets

	Mutual Funds: 0.6%
25,886,116	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $25,886,116)	$25,886,116	0.6
	Total Short-Term Investments (Cost $32,017,957)	32,017,957	0.7
	Total Investments in Securities (Cost $3,158,443,025)	$4,341,306,169	100.5
	Liabilities in Excess of Other Assets	(19,474,523)	(0.5)

	Net Assets	$4,321,831,646	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $3,217,272,130.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,238,389,992
Gross Unrealized Depreciation	(114,355,953)

Net Unrealized Appreciation	$1,124,034,039

See Accompanying Notes to Financial Statements

116

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,309,288,212	$—	$—	$4,309,288,212
Short-Term Investments	25,886,116	6,131,841	—	32,017,957

Total Investments, at fair value	$4,335,174,328	$6,131,841	$—	$4,341,306,169

Liabilities Table
Other Financial Instruments+
Futures	$(182,208)	$—	$—	$(182,208)

Total Liabilities	$(182,208)	$—	$—	$(182,208)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

ING U.S. Stock Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	185	09/20/13	$14,793,525	$(182,208)

			$14,793,525	$(182,208)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities		Fair Value
Liability Derivatives
Equity contracts	Net Assets- Unrealized depreciation	*	$182,208

			$182,208

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

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ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$10,309,231

Total	$10,309,231

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(596,919)

Total	$(596,919)

See Accompanying Notes to Financial Statements

118

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2	To approve a new investment advisory agreement for certain Portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4	To approve a new investment sub-advisory agreement between DSL or ING Investments, as applicable, and ING IM with respect to the certain Portfolios prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total shares voted
ING BlackRock Large Cap Growth Portfolio	2	*	21,505,440.000	1,515,300.000	2,361,962.000	10,578.285	25,393,280.285
	8	*	20,524,466.750	2,591,068.750	2,267,166.750	10,578.035	25,393,280.285
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Clarion Real Estate Portfolio	1	*	15,062,626.469	867,001.000	1,237,619.000	3,391.513	17,170,637.982
	8	*	14,170,285.719	1,744,673.250	1,252,287.250	3,391.763	17,170,637.982
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Franklin Income Portfolio	1	*	66,796,604.000	3,730,365.000	6,950,065.000	5,371.471	77,482,405.471
	8	*	63,845,235.250	6,167,286.250	7,464,512.250	5,371.721	77,482,405.471
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Franklin Mutual Shares Portfolio	2	*	44,541,314.000	2,889,523.000	4,200,234.000	9,779.850	51,640,850.850
	8	*	42,877,044.250	4,459,979.250	4,294,047.250	9,780.100	51,640,850.850
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING JPMorgan Small Cap Core Equity Portfolio	2	*	21,269,288.000	1,285,668.000	1,929,220.000	0.000	24,484,176.000
	8	*	19,900,158.334	2,798,609.333	1,785,408.333	0.000	24,484,176.000
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Large Cap Growth Portfolio	1	*	175,736,775.656	10,071,546.502	17,369,733.700	15,923.026	203,193,978.884
	4	*	175,970,507.158	10,459,057.000	16,748,491.700	15,923.026	203,193,978.884
	8	*	170,730,760.643	17,221,564.015	15,225,731.950	15,922.276	203,193,978.884
* Proposals Passed

119

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Large Cap Value Portfolio	1	*	31,037,153.000	2,289,805.000	4,885,864.000	938.490	38,213,760.490
	4	*	31,002,145.750	2,374,890.750	4,835,785.750	938.240	38,213,760.490
	8	*	28,869,876.500	4,142,689.500	5,200,255.500	938.990	38,213,760.490
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Limited Maturity Bond Portfolio	2	*	21,349,317.333	476,899.000	1,005,321.000	26,143.000	22,857,680.333
	4	*	21,139,651.333	495,089.000	1,196,797.000	26,143.000	22,857,680.333
	8	*	21,115,485.333	668,708.000	1,047,344.000	26,143.000	22,857,680.333
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Multi-Manager Large Cap Core Portfolio	2	*	5,187,230.000	764,282.000	575,842.000	0.000	6,527,354.000
	8	*	5,028,087.334	806,717.333	692,549.333	0.000	6,527,354.000
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING PIMCO High Yield Portfolio	2	*	68,194,725.000	4,079,286.000	6,125,956.000	8,450.856	78,408,417.856
	8	*	65,693,550.500	7,215,816.500	5,490,599.500	8,451.356	78,408,417.856
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Templeton Global Growth Portfolio	2	*	36,110,503.000	2,292,696.000	3,466,529.000	399.703	41,870,127.703
	8	*	34,270,331.000	4,205,156.000	3,394,241.000	399.703	41,870,127.703
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING U.S. Stock Index Portfolio	2	*	294,536,765.977	22,073,823.000	11,139,823.000	8,998.701	327,759,410.678
	4	*	295,116,236.727	21,696,023.750	10,938,151.750	8,998.451	327,759,410.678
	8	*	296,832,733.477	21,141,698.500	9,775,980.500	8,998.201	327,759,410.678
* Proposals Passed

ING Investors Trust	Proposal		For All	Withhold All	For All Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	3,772,604,208.181	200,055,617.846	0.000	0.000	3,972,659,826.027
John V. Boyer	5	*	3,771,764,050.384	200,895,775.643	0.000	0.000	3,972,659,826.027
Patricia W. Chadwick	5	*	3,772,206,322.587	200,453,503.440	0.000	0.000	3,972,659,826.027
Albert E. DePrince, Jr.	5	*	3,765,707,671.886	206,952,154.141	0.000	0.000	3,972,659,826.027
Peter S. Drotch	5	*	3,767,827,922.960	204,831,903.067	0.000	0.000	3,972,659,826.027
J. Michael Earley	5	*	3,770,753,270.683	201,906,555.344	0.000	0.000	3,972,659,826.027
Martin J. Gavin	5	*	3,775,692,739.886	196,967,086.141	0.000	0.000	3,972,659,826.027
Russell H. Jones	5	*	3,772,527,763.683	200,132,062.344	0.000	0.000	3,972,659,826.027
Patrick W. Kenny	5	*	3,771,382,294.384	201,277,531.643	0.000	0.000	3,972,659,826.027
Shaun P. Mathews	5	*	3,770,296,611.683	202,363,214.344	0.000	0.000	3,972,659,826.027
Joseph E. Obermeyer	5	*	3,772,728,725.886	199,931,100.141	0.000	0.000	3,972,659,826.027
Sheryl K. Pressler	5	*	3,770,539,151.683	202,120,674.344	0.000	0.000	3,972,659,826.027
Roger B. Vincent	5	*	3,770,381,868.886	202,277,957.141	0.000	0.000	3,972,659,826.027

*	Proposal Passed

120

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACTS FOR ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO (FORMERLY, ING PIONEER FUND PORTFOLIO) (“MULTI-MANAGER LARGE CAP CORE PORTFOLIO”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Multi-Manager Large Cap Core Portfolio, a series of ING Investors Trust (the “Trust”), enters into new sub-advisory contracts (“New Sub-Advisory Contracts”) between Directed Services LLC (“Directed Services” or “Adviser”) and Columbia Management Investment Advisers, LLC (“CMIA”) and The London Company of Virginia, LLC (“TLC,” together with CMIA, the “Sub-Advisers”), respectively, the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the New Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at its meeting held on March 7, 2013 in determining whether to approve new sub-advisory arrangements for Multi-Manager Large Cap Core Portfolio. Among other actions, the Independent Trustees of the Board: retained the services of one or more independent consultants with experience in the mutual fund industry to assist the Independent Trustees in working with the personnel employed by the Adviser or its affiliates who administer Multi-Manager Large Cap Core Portfolio (“Management”) to identify the types of information presented to the Board to inform its deliberations with respect to sub-advisory relationships and to help evaluate that information; evaluate industry best practices in regard to the consideration of sub-advisory contracts; establish a specific format in which certain requested information is provided to the Board; and determine the process for reviewing such information in connection with sub-advisory contract approvals.

The type and format of the information provided to the Board or to K&L Gates LLP (“K&L Gates”), legal counsel for the Independent Trustees, in connection with the contract approval process, has been codified in a 15(c) methodology guide (“15(c) Methodology Guide”) for the investment companies in the ING Fund complex under the Board’s jurisdiction (“ING Funds”). This guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request certain information that they deem important to facilitate an informed review in connection with initial approvals of advisory and sub-advisory contracts. The Independent Trustees review and update the 15(c) Methodology Guide annually.

Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of advisory and sub-advisory arrangements (including Multi-Manager Large Cap Core Portfolio’s New Sub-Advisory Contracts). The Independent Trustees previously retained an independent firm to verify and test the accuracy of certain FACT sheets data for a representative sample of the ING Funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and the selected peer group of investment companies (“Selected Peer Group”) to be used by Multi-Manager Large Cap Core Portfolio for certain comparison purposes during the review process. As part of an ongoing process, the Contracts Committee recommends or considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s International/ Balanced/ Fixed Income Funds Investment Review Committee reviews benchmarks used to assess the performance of Multi-Manager Large Cap Core Portfolio.

At a meeting of the Board of Multi-Manager Large Cap Core Portfolio held on March 7, 2013, the Board, including a majority of the Independent Trustees, determined to approve the New Sub-Advisory Contracts with the Sub-Advisers. In determining whether to approve the New Sub-Advisory Contracts with the Sub-Advisers with respect to Multi-Manager Large Cap Core Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Sub-Advisory Contracts should be approved for Multi-Manager Large Cap Core Portfolio.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Contract with CMIA included the following: (1) CMIA’s presentation before the Domestic Equity Funds Investment Review Committee at its January 2013 meeting; (2) memoranda and related materials provided to the Board in advance of its March 7, 2013 meeting discussing: (a) the performance of CMIA in

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

managing its contrarian core investment strategy, an investment style that is similar to its proposed management of a sleeve of Multi-Manager Large Cap Core Portfolio (with such performance being compared against relevant benchmark indices and Morningstar Category averages), and (b) CMIA’s considerable firm-wide resources, investment philosophy, and the overall investment process; (3) FACT sheets for Multi-Manager Large Cap Core Portfolio that provide information about the performance and projected net expense ratio of Multi-Manager Large Cap Core Portfolio as compared with a representative group of variable products mutual funds with investment programs similar to the investment program of Multi-Manager Large Cap Core Portfolio as modified in connection with the appointment of CMIA, selected based upon and the performance of Multi-Manager Large Cap Core Portfolio’s proposed Selected Peer Group; (4) CMIA’s responses to inquiries from K&L Gates, counsel to the Independent Trustees; (5) supporting documentation, including copies of the form of the New Sub-Advisory Contract with CMIA; and (6) other information relevant to the Board’s evaluation.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Contract with TLC included the following: (1) TLC’s presentation before the Domestic Equity Funds Investment Review Committee at its March 2013 meeting; (2) memoranda and related materials provided to the Board in advance of its March 7, 2013 meeting discussing: (a) the performance of TLC in managing its large cap core investment strategy, an investment style that is similar to its proposed management of a sleeve of Multi-Manager Large Cap Core Portfolio (with such performance being compared against relevant benchmark indices and Morningstar Category averages), and (b) TLC’s considerable firm-wide resources, investment philosophy, and the firm’s overall investment process; (3) FACT sheets for Multi-Manager Large Cap Core Portfolio that provide information about the performance and projected net expense ratio of Multi-Manager Large Cap Core Portfolio as compared with a representative group of variable products mutual funds with investment programs similar to the investment program of Multi-Manager Large Cap Core Portfolio as modified in connection with the appointment of TLC, selected based upon and the performance of Multi-Manager Large Cap Core Portfolio’s proposed Selected Peer Group; (4) TLC’s responses to inquiries from K&L Gates, counsel to the Independent Trustees; (5) supporting documentation, including copies of the form of the

New Sub-Advisory Contract with TLC; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage the Sub-Advisers, the Board, including a majority of the Independent Trustees, considered a number of factors including, but not limited to, the following: (1) Directed Services’ view with respect to the reputation of the New Sub-Advisers in managing the investment strategies proposed for Multi-Manager Large Cap Core Portfolio; (2) the strength and reputation of each of the Sub-Advisers in the industry; (3) the nature, extent and quality of the services to be provided by the Sub-Advisers under the New Sub-Advisory Contracts; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of the Sub-Advisers and their fit among the stable of managers in the ING Fund complex; (5) the fairness of the compensation under the New Sub-Advisory Contracts in light of the services to be provided by the Sub-Advisers; (6) the sub-advisory fee rates payable by Directed Services to the Sub-Advisers; (7) the costs of the services to be provided by the New Sub-Advisers; (8) the Sub-Advisers’ operations and compliance programs, including the policies and procedures intended to assure compliance with the Federal securities laws; and (9) the appropriateness of the selection of the Sub-Advisers in light of Multi-Manager Large Cap Core Portfolio’s proposed investment objective and investor base.

In addition, the Trustees took into account the extent to which the change in sub-advisers would result in the implementation of waivers lowering the advisory fees payable by Multi-Manager Large Cap Core Portfolio and the Adviser’s view that the management styles of CMIA and TLC would complement one other.

After its deliberation, the Board reached the following conclusions: (1) the New Sub-Advisers should each be appointed to serve as a sub-adviser to Multi-Manager Large Cap Core Portfolio under the New Sub-Advisory Contracts; (2) the sub-advisory fee rates payable by Directed Services to the Sub-Advisers are reasonable in the context of all factors considered by the Board; and (3) the Sub-Advisers maintain appropriate compliance programs, with this conclusion based upon, among other things, a representation from Multi-Manager Large Cap Core Portfolio’s Chief Compliance Officer that the Sub-Advisers’ compliance policies and procedures are reasonably designed to assure compliance with the federal securities laws. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Contracts for

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Multi-Manager Large Cap Core Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING BLACKROCK LARGE CAP GROWTH PORTFOLIO, ING CLARION REAL ESTATE PORTFOLIO, ING FRANKLIN INCOME PORTFOLIO, ING FRANKLIN MUTUAL SHARES PORTFOLIO, ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO, ING LARGE CAP GROWTH PORTFOLIO, ING LARGE CAP VALUE PORTFOLIO, ING LIMITED MATURITY BOND PORTFOLIO, ING PIMCO HIGH YIELD PORTFOLIO, ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO (FORMERLY, ING PIONEER FUND PORTFOLIO), ING TEMPLETON GLOBAL GROWTH PORTFOLIO, AND ING U.S. STOCK INDEX PORTFOLIO (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolios, each a series of ING Investors Trust (the “Trust”), enters into new investment advisory contracts (each an “Advisory Contract”) with Directed Services LLC (“Directed Services” or the “Adviser”) and new Sub-Advisory Contracts (“Sub-Advisory Contracts”) (together, the “Advisory and Sub-Advisory Contracts”) between the Adviser and BlackRock Investment Management, LLC, CBRE Clarion Securities LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, J.P. Morgan Investment Management Inc., ING Investment Management Co. LLC (“ING IM”), ING Investment Management Advisors B.V., ING Investment Management Asia/Pacific (Hong Kong) Limited, Pacific Investment Management Company LLC, Columbia Management Investment Advisers, LLC, The London Company of Virginia, LLC, Templeton Global Advisors Limited (each a “Sub-Adviser” to one or more Portfolios and collectively, the “Sub-Advisers”), as applicable, the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 (for the Advisory Contracts and Sub-Advisory Contracts with parties that are affiliated with the Adviser) and on March 7, 2013 (for Sub-Advisory Contracts with third parties that are not affiliated with the Adviser) in determining whether to approve new advisory and sub-advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Adviser and ING IM, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which include the Adviser and ING-affiliated sub-advisers, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Adviser and ING IM. The Board further noted that the Separation Plan may result in the Adviser’s and ING IM’s loss of access to the services and resources of their ultimate parent company, which could adversely affect their businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING funds complex under the Board’s jurisdiction (“ING Funds”), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios, the Adviser and ING IM, including the Adviser’s and ING IM’s ability prior to, during and after the separation to perform the same level of service to the Portfolios as they currently provide. In this regard, the Board noted that the Adviser and ING IM do not currently anticipate that the separation would have a material adverse impact on the Portfolios or their operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

achieved by means of a sale to a single buyer or group of buyers.)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Adviser and ING IM, which in turn would result in the automatic termination of the current advisory agreements and current sub-advisory agreements (collectively, the “Current Agreements”). The decisions by the Board, including a majority of the Independent Trustees, to approve the proposed advisory agreements and the proposed sub-advisory agreements for the Portfolios (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Adviser and Sub-Advisers to continue providing investment advisory, sub-advisory, and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Adviser, Sub-Advisers, and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser is seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Adviser and Sub-Advisers under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Adviser relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Adviser, Sub-Advisers, and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser, ING-affiliated sub-advisers, and their affiliates with respect to their services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013 (for the Advisory Contract and Sub-Advisory Contracts with parties that are affiliated with the Adviser) and on March 7, 2013 (for Sub-Advisory Contracts with third parties that are not affiliated with the Adviser), the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 and March 7, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on those dates by the Adviser’s president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Adviser and its affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Portfolios. When making its decisions on January 10, 2013 and March 7, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolios’ best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1. The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates LLP (“K&L Gates”), legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2. The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Trustees, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3. The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Adviser and its affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4. The Board received and evaluated written responses from the Adviser and its affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5. The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at

125

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Investment Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Adviser and its affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6. The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Adviser and its affiliates.

7. K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Adviser and its affiliates, including the potential implications to the Adviser and its non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8. The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Adviser and its affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Adviser and its affiliates a series of follow-up information requests.

9. Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Trustees requested and received written assurances that the Adviser and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10. The Board considered representations by the Adviser and its affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Adviser and Sub-Advisers following the Change of Control Events contemplated by the Separation Plan.

11. The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12. The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser’s representation that no material

126

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and their Adviser and Sub-Advisers currently operate, including contractual provisions relating to fees and expenses.

13. The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser and Sub-Advisers can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14. The Board considered the steps by the Adviser and its affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15. The Board considered that the Adviser and its affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16. The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17. The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Adviser, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18. The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19. The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20. The Board considered actions taken by the Adviser subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21. The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the Proposed Agreements.

22. The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013 and March 7, 2013, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and, as applicable, to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed

Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

128

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT2AISS2	(0613-082313)

Semi-Annual Report

June 30, 2013

Classes ADV, I and S

ING Investors Trust

■	ING BlackRock Inflation Protected Bond Portfolio
■	ING Goldman Sachs Commodity Strategy Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Portfolios of Investments	26
Shareholder Meeting Information	36
Advisory Contract Approval Discussion	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$925.50	1.13%	$5.39	$1,000.00	$1,019.19	1.13%	$5.66
Class I	1,000.00	928.90	0.53	2.53	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	927.80	0.78	3.73	1,000.00	1,020.93	0.78	3.91
ING Goldman Sachs Commodity Strategy Portfolio
Class ADV	1,000.00	882.50	1.52	7.09	1,000.00	1,017.26	1.52	7.60
Class I	1,000.00	880.10	0.92	4.29	1,000.00	1,020.23	0.92	4.61
Class S	1,000.00	884.30	1.17	5.47	1,000.00	1,018.99	1.17	5.86

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
ASSETS:
Investments in securities at fair value*	$837,656,513	$2,326,108
Short-term investments at fair value**	88,460,190	15,013,237
Short-term investments in affiliates at fair value***	70,481,999	—
Total investments at fair value	$996,598,702	$17,339,345
Short-term investments at amortized cost	—	5,999,895
Cash	—	2,431,013
Cash collateral for futures	3,929,688	8,806
Foreign currencies at value****	6,969,192	—
Foreign cash collateral for futures*****	267,892	—
Receivable for derivatives collateral (Note 3)	1,400,000	3,040,000
Receivables:
Investment securities sold	5,726,062	—
Fund shares sold	7,232,899	6,414
Dividends	959	750
Interest	3,880,140	1,182
Unrealized appreciation on forward foreign currency contracts	1,849,566	—
Unrealized appreciation on OTC swap agreements	3,251,465	—
Prepaid expenses	3,867	340
Total assets	1,031,110,432	28,827,745

LIABILITIES:
Payable for investment securities purchased	538,444	1,752,627
Payable for fund shares redeemed	1,688,108	357,962
Payable for foreign cash collateral for futures******	4,575,361	—
Unrealized depreciation on forward foreign currency contracts	391,793	—
Unrealized depreciation on OTC swap agreements	855,040	—
Payable for derivatives collateral (Note 3)	5,500,000	—
Payable for investment management fees	344,779	19,954
Payable for administrative fees	84,824	3,364
Payable for distribution and shareholder service fees	135,868	5,832
Payable for trustee fees	5,577	420
Other accrued expenses and liabilities	136,838	141,680
Written options, at fair valueˆ	6,059,918	—
Total liabilities	20,316,550	2,281,839
NET ASSETS	$1,010,793,882	$26,545,906

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,023,739,913	$163,938,580
Distributions in excess of net investment income	(5,092,384)	(313,730)
Accumulated net realized gain (loss)	32,499,477	(137,046,834)
Net unrealized depreciation	(40,353,124)	(32,110)
NET ASSETS	$1,010,793,882	$26,545,906
_________________________
* Cost of investments in securities	$879,996,947	$2,333,222
** Cost of short-term investments	$88,460,190	$15,012,110
*** Cost of short-term investments in affiliates	$70,481,999	$—
**** Cost of foreign currencies	$6,975,131	$—
***** Cost of foreign cash collateral for futures	$267,893	$—
****** Cost of payable for foreign cash collateral for futures	$4,575,361	$—
ˆ Premiums received on written options	$4,194,938	$—
(1)  The Statement of Assets and Liabilities for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
Class ADV
Net assets	$91,419,048	$8,939,215
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	9,196,197	1,776,999
Net asset value and redemption price per share	$9.94	$5.03

Class I
Net assets	$504,204,060	$12,184,015
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	49,489,515	2,368,465
Net asset value and redemption price per share	$10.19	$5.14

Class S
Net assets	$415,170,774	$5,422,676
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	40,921,214	1,058,692
Net asset value and redemption price per share	$10.15	$5.12

_________________________
(1)  The Statement of Assets and Liabilities for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
INVESTMENT INCOME:
Dividends	$945	$5,414
Interest	325,757	101,602
Dividends from affiliated funds	45,123	—
Total investment income	371,825	107,016

EXPENSES:
Investment management fees	2,205,019	341,813
Distribution and shareholder service fees:
Class ADV	374,885	36,441
Class S	627,191	6,343
Transfer agent fees	905	233
Administrative service fees	553,210	48,830
Shareholder reporting expense	14,495	3,112
Registration fees	—	184
Professional fees	60,820	23,147
Custody and accounting expense	74,590	9,707
Trustee fees	16,734	1,261
Miscellaneous expense	31,431	5,314
Total expenses	3,959,280	476,385
Net waived and reimbursed fees	(74,977)	(57,166)
Net expenses	3,884,303	419,219
Net investment (loss)	(3,512,478)	(312,203)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(36,652,138)	19,530
Foreign currency related transactions	5,818,382	—
Futures	2,210,958	(129,423)
Swaps	1,902,177	(7,160,050)
Written options	493,351	—
Net realized loss	(26,227,270)	(7,269,943)
Net change in unrealized appreciation (depreciation) on:
Investments	(50,402,942)	(160,326)
Foreign currency related transactions	(135,451)	—
Futures	11,027	(51,232)
Swaps	3,096,956	—
Written options	(2,116,382)	—
Net change in unrealized appreciation (depreciation)	(49,546,792)	(211,558)
Net realized and unrealized loss	(75,774,062)	(7,481,501)
Decrease in net assets resulting from operations	$(79,286,540)	$(7,793,704)

_________________________
(1)  The Statement of Operations for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio		ING Goldman Sachs Commodity Strategy Portfolio(1)
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(3,512,478)	$6,803,188	$(312,203)	$(702,167)
Net realized gain (loss)	(26,227,270)	61,010,481	(7,269,943)	(2,224,124)
Net change in unrealized appreciation (depreciation)	(49,546,792)	(1,438,220)	(211,558)	146,126
Increase (decrease) in net assets resulting from operations	(79,286,540)	66,375,449	(7,793,704)	(2,780,165)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(280,469)	—	—
Class I	—	(2,572,795)	—	—
Class S	—	(2,506,888)	—	—
Net realized gains:
Class ADV	—	(4,535,306)	—	—
Class I	—	(23,857,342)	—	—
Class S	—	(29,688,376)	—	—
Total distributions	—	(63,441,176)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	98,887,485	332,559,266	14,282,509	35,201,955
Reinvestment of distributions	—	63,441,176	—	—
	98,887,485	396,000,442	14,282,509	35,201,955
Cost of shares redeemed	(207,826,354)	(209,716,403)	(74,666,172)	(48,492,197)
Net increase (decrease) in net assets resulting from capital share transactions	(108,938,869)	186,284,039	(60,383,663)	(13,290,242)
Net increase (decrease) in net assets	(188,225,409)	189,218,312	(68,177,367)	(16,070,407)

NET ASSETS:
Beginning of year or period	1,199,019,291	1,009,800,979	94,723,273	110,793,680
End of year or period	$1,010,793,882	$1,199,019,291	$26,545,906	$94,723,273
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$(5,092,384)	$(1,579,906)	$(313,730)	$(1,527)

_________________________
(1)  The Statements of Changes in Net Assets for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)
ING BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-13	10.74	(0.06)		(0.74)	(0.80)	—	—	—	—	—	9.94	(7.45)	1.28	1.13		1.13		(1.02)	91,419	289
12-31-12	10.73	0.02		0.61	0.63	0.04	0.58	—	0.62	—	10.74	5.95	1.28	1.13		1.13		0.19	102,747	475
12-31-11	10.26	0.14	•	1.01	1.15	0.23	0.45	—	0.68	—	10.73	11.50	1.29	1.13		1.13		1.36	63,860	465
12-31-10	10.07	0.04	•	0.47	0.51	0.11	0.21	—	0.32	—	10.26	5.07	1.31	1.11	†	1.11	†	0.36 †	21,390	413
12-31-09	9.33	0.12		0.78	0.90	0.15	0.01	—	0.16	—	10.07	9.58	1.33	1.18		1.18		1.21	1	305
12-31-08	10.27	0.34		(0.52)	(0.18)	0.36	0.40	—	0.76	—	9.33	(2.16)	1.33	1.18		1.18		3.44	1	281
Class I
06-30-13	10.97	(0.02)		(0.76)	(0.78)	—	—	—	—	—	10.19	(7.11)	0.53	0.53		0.53		(0.41)	504,204	289
12-31-12	10.91	0.09		0.61	0.70	0.06	0.58	—	0.64	—	10.97	6.56	0.53	0.53		0.53		0.83	508,369	475
12-31-11	10.41	0.26		0.97	1.23	0.28	0.45	—	0.73	—	10.91	12.10	0.54	0.53		0.53		2.45	423,197	465
12-31-10	10.15	0.13		0.46	0.59	0.12	0.21	—	0.33	—	10.41	5.89	0.56	0.51	†	0.51	†	1.23 †	424,890	413
12-31-09	9.37	0.17	•	0.80	0.97	0.18	0.01	—	0.19	—	10.15	10.33	0.58	0.58		0.58		1.74	392,010	305
12-31-08	10.30	0.45	•	(0.58)	(0.13)	0.40	0.40	—	0.80	—	9.37	(1.60)	0.58	0.58		0.58		4.41	139,357	281
Class S
06-30-13	10.94	(0.05)		(0.74)	(0.79)	—	—	—	—	—	10.15	(7.22)	0.78	0.78		0.78		(0.79)	415,171	289
12-31-12	10.90	0.06		0.61	0.67	0.05	0.58	—	0.63	—	10.94	6.26	0.78	0.78		0.78		0.50	587,903	475
12-31-11	10.40	0.20	•	1.01	1.21	0.26	0.45	—	0.71	—	10.90	11.91	0.79	0.78		0.78		1.86	522,743	465
12-31-10	10.16	0.10		0.46	0.56	0.11	0.21	—	0.32	—	10.40	5.59	0.81	0.76	†	0.76	†	0.96 †	264,757	413
12-31-09	9.42	0.26	•	0.66	0.92	0.17	0.01	—	0.18	—	10.16	9.73	0.83	0.83		0.83		2.60	166,825	305
12-31-08	10.33	0.36		(0.52)	(0.16)	0.35	0.40	—	0.75	—	9.42	(1.86)	0.83	0.83		0.83		3.56	1	281

ING Goldman Sachs Commodity Strategy Portfolio(5)
Class ADV
06-30-13	5.70	(0.04)		(0.63)	(0.67)	—	—	—	—	—	5.03	(11.75)	1.79	1.52		1.52		(1.31)	8,939	33
12-31-12	5.87	(0.07)		(0.10)	(0.17)	—	—	—	—	—	5.70	(2.90)	1.80	1.52		1.52		(1.18)	10,080	75
12-31-11	7.63	(0.09	)•	(0.65)	(0.74)	1.02	—	—	1.02	—	5.87	(11.53)	1.79	1.54		1.54		(1.33)	8,908	66
12-31-10	6.74	(0.07	)•	1.08	1.01	0.12	—	—	0.12	—	7.63	15.37	1.86	1.57		1.57		(1.07)	3,555	213
12-31-09	5.58	0.00	*	1.26	1.26	0.10	—	—	0.10	—	6.74	23.03	1.66	1.49		1.49		0.01	2	265
04-28-08(6)–12-31-08	10.00	0.08	•	(4.50)	(4.42)	—	—	—	—	—	5.58	(44.20)	1.64	1.49	†	1.49	†	1.43 †	2	243
Class I
06-30-13	5.84	(0.02	)•	(0.68)	(0.70)	—	—	—	—	—	5.14	(11.99)	1.04	0.92		0.92		(0.66)	12,184	33
12-31-12	5.98	(0.04)		(0.10)	(0.14)	—	—	—	—	—	5.84	(2.34)	1.05	0.92		0.92		(0.60)	79,743	75
12-31-11	7.72	(0.05	)•	(0.66)	(0.71)	1.03	—	—	1.03	—	5.98	(11.07)	1.04	0.94		0.94		(0.73)	101,333	66
12-31-10	6.78	(0.03	)•	1.09	1.06	0.12	—	—	0.12	—	7.72	16.03	1.11	0.97		0.97		(0.40)	123,603	213
12-31-09	5.60	0.06	•	1.26	1.32	0.14	—	—	0.14	—	6.78	24.03	0.91	0.89		0.89		1.06	69,794	265
04-28-08(6)–12-31-08	10.00	0.11	•	(4.51)	(4.40)	—	—	—	—	—	5.60	(44.00)	0.89	0.89	†	0.89	†	2.05 †	243,888	243
Class S
06-30-13	5.79	(0.02)		(0.65)	(0.67)	—	—	—	—	—	5.12	(11.57)	1.29	1.17		1.17		(0.93)	5,423	33
12-31-12	5.94	(0.04)		(0.11)	(0.15)	—	—	—	—	—	5.79	(2.53)	1.30	1.17		1.17		(0.80)	4,901	75
12-31-11	7.69	(0.07	)•	(0.65)	(0.72)	1.03	—	—	1.03	—	5.94	(11.26)	1.29	1.19		1.19		(0.99)	552	66
12-31-10	6.76	(0.05	)•	1.08	1.03	0.10	—	—	0.10	—	7.69	15.70	1.36	1.22		1.22		(0.72)	143	213
12-31-09	5.59	0.02		1.27	1.29	0.12	—	—	0.12	—	6.76	23.60	1.16	1.14		1.14		0.36	2	265
04-28-08(6)–12-31-08	10.00	0.11	•	(4.52)	(4.41)	—	—	—	—	—	5.59	(44.10)	1.14	1.14	†	1.14	†	1.83 †	2	243

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	The financial highlights are consolidated and include the balances of the Subsidiary. All interfund transfers have been eliminated.

(6)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of forty-four active separate investment series. There are two series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), and ING Goldman Sachs Commodity Strategy Portfolio (“Goldman Sachs Commodity Strategy”). The Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the results of its subsidiary (“Subsidiary”). The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy are non-diversified Portfolios. The Portfolios are authorized to offer three classes of shares Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”) serves as the investment adviser to BlackRock Inflation Protected Bond. ING Investments, LLC (“ING Investments”) serves as the investment adviser (collectively, with DSL, the “Investment Advisers”) to Goldman Sachs Commodity Strategy. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

Effective May 10, 2013, Goldman Sachs Commodity Strategy is closed to new investments. On May 23, 2013, the Board approved the liquidation of Goldman Sachs Commodity Strategy. The liquidation will occur on or about September 6, 2013.

NOTE 2 — INVESTMENT IN THE SUBSIDIARY

The Subsidiary, a Cayman Islands exempted company, was incorporated on April 12, 2010 and is a wholly-owned subsidiary of Goldman Sachs Commodity Strategy. The Subsidiary acts as an investment vehicle for Goldman Sachs Commodity Strategy in order to effect certain investments on behalf of Goldman Sachs Commodity Strategy. Goldman Sachs Commodity Strategy is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 26, 2010, and it is intended that Goldman Sachs Commodity Strategy will remain the sole shareholder and will continue to control the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of June 30, 2013, the Goldman Sachs Commodity Strategy held $3,718,155 in the Subsidiary, representing 14.01% of Goldman Sachs Commodity Strategy’s net assets. The Subsidiary has separate agreements with ING Investments, the sub-adviser, and the Administrator. The Subsidiary also pays other expenses, including transfer agency and custody fees.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

For Goldman Sachs Commodity Strategy and the Subsidiary, the financial statements have been consolidated and include both accounts. Accordingly, all interfund balances have been eliminated.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more

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than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Advisers’ or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Advisers or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. Net investment income dividends and net capital gains distributions, if any, for Goldman Sachs Commodity Strategy will be declared and paid annually. BlackRock Inflation Protected Bond distributes net investment income monthly and distributes net capital gains annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of each Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations,

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2013, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $10,870,854 which represents the gross payments to be received by the Portfolio on open swap transactions, purchased options and forward foreign currency contracts were they to be unwound as of June 30, 2013. Certain counterparties had posted $5,500,000 in cash collateral to reduce the potential loss to BlackRock Inflation Protected Bond.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2013, BlackRock Inflation Protected Bond had a net liability position of $6,394,681 on open swaps, forward foreign currency contracts and written interest rate swaptions with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2013, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2013, BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy had posted $1,400,000 and $3,040,000 in cash collateral, respectively, for open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments for BlackRock Inflation Protected Bond. Goldman Sachs Commodity Strategy had no open forward currency contracts at June 30, 2013.

For the six months ended June 30, 2013, BlackRock Inflation Protected Bond has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond had average contract amounts on forward foreign currency contracts to buy and sell of $68,434,792 and $284,871,200, respectively.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolios of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolios of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2013, BlackRock Inflation Protected Bond has pledged U.S. Treasury Inflation Indexed Protected Securities with a par value of $900,000 with the broker as collateral for open futures contracts. At June 30, 2013, Goldman Sachs Commodity Strategy has pledged U.S. Treasury Notes with a par value of $241,000 with the broker as collateral for open futures contracts. The securities have been footnoted as segregated in the respective Portfolio of Investments for each Portfolio.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2013, BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy have both purchased and sold futures contracts on various bonds and notes as part of their respective duration strategy.

During the six months ended June 30, 2013, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Buy	Sell
BlackRock Inflation Protected Bond	$176,821,675	$406,625,178
Goldman Sachs Commodity Strategy	4,083,711	21,320,021

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond had purchased options on exchange-traded futures contracts to manage its duration strategy. Please refer to the Portfolio of Investments for open purchased options on exchange-traded futures at June 30, 2013.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond had purchased options on foreign currencies to manage is foreign exchange exposure. Please refer to the Portfolio of Investments for open purchased options currencies at June 30, 2013.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond had purchased interest rate swaptions to manage its duration strategy. Please refer to the Portfolio of Investments for open purchased interest rate swaptions at June 30, 2013.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond had purchased inflation caps to manage its duration strategy. Please refer to the Portfolio of Investments for open purchased inflation caps at June 30, 2013.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond had written options on exchange-traded futures contracts to generate income. Please refer to the table following the Portfolio of Investments for open written options on exchange-traded futures at June 30, 2013.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond had written interest rate swaptions to generate income. Please refer to the table following the Summary Portfolio of Investments for open written options on currencies at June 30, 2013.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond has written inflation caps to generate income. Please refer to the table following the Portfolio of Investments for open interest rate swaptions at June 30, 2013.

During the six months ended June 30, 2013, BlackRock Inflation Protected Bond has written options on foreign currencies to generate income. Please refer to the table following the Portfolio of Investments for open foreign currency options at June 30, 2013.

Please refer to Note 10 for the volume of both purchased and written option activity during the six months ended June 30, 2013.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements for BlackRock Inflation Protected Bond are reported following the Portfolio of Investments. All outstanding swap agreements for Goldman Sachs Commodity Strategy are reported following the Consolidated Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2013, BlackRock Inflation Protected Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $58,668,333.

For the six months ended June 30, 2013, BlackRock Inflation Protected Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $93,200,000.

BlackRock Inflation Protected Bond enters into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Portfolio of Investments for open interest rate swaps at June 30, 2013.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2013, BlackRock Inflation Protected Bond had entered into total return swaps to increase exposure to the interest rate risk of various indices. These total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of interest rate spreads of the related indices. BlackRock Inflation Protected Bond enters into total return swaps as part of its duration and inflation strategy. For the six months ended June 30, 2013, BlackRock Inflation Protected Bond had an average notional amount of $442,994,268 on total return swaps. Please refer to the table following the Portfolio of Investments for open total return swaps at June 30, 2013.

For the six months ended June 30, 2013, Goldman Sachs Commodity Strategy had entered into total return swaps on various commodity-linked indices to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. To the extent the return of the commodity index exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment or make a payment to the counterparty, respectively. For the six months ended June 30, 2013, Goldman Sachs Commodity Strategy had an average notional amount of $73,924,627 on total return swaps.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. The Portfolios may temporarily loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements (see Note 12). Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 4 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$1,315,214,398	$1,346,122,206
Goldman Sachs Commodity Strategy	9,292,203	11,448,889

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$1,647,873,793	$1,718,205,551
Goldman Sachs Commodity Strategy	10,331,784	75,428,251

NOTE 5 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios have entered into investment management agreements (“Investment Management Agreements”) with the Investment Advisers.

The Investment Management Agreements compensate the Investment Advisers with a fee, computed daily and payable monthly, each based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond	0.45% of the first $200 million; 0.40% of the next $800 million; 0.30% of the amount in excess of $1 billion
Goldman Sachs Commodity Strategy(1)	0.70% of the first $200 million; 0.60% of the amount in excess of $200 million

(1)	Effective January 1, 2013, the advisory fee breakpoints were modified.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations, and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Subsidiary of Goldman Sachs Commodity Strategy has entered into separate contracts with ING Investments and the Administrator for the management and administration of the Subsidiary’s portfolio. Under these agreements, the Subsidiary will pay, as a percentage of its total assets: (a) a management fee computed at an annual rate of 0.70% on the first $1 billion in assets and 0.65% on assets over $1 billion; and (b) an administrative services fee computed at an annual rate of 0.10%. ING Investments has agreed to waive the fees received from the Subsidiary in an amount equal to the management fee paid by the Subsidiary to ING Investments. For the six months ended June 30, 2013, ING Investments waived $49,878 of such fees. This waiver may not be terminated by ING Investments and will remain in effect for as long as the investment management agreement with the Subsidiary remains in place. Fees waived are not eligible for recoupment.

The Trust and the Investment Advisers have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Advisers based on the average daily net assets of the respective Portfolios. The sub-advisers of the Portfolios are as follows:

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Commodity Strategy and Subsidiary	Goldman Sachs Asset Management, L.P.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations. For the six months ended June 30, 2013, the Portfolios did not receive brokerage commission recapture.

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S shares of the respective Portfolios. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, each Portfolio makes payments to IID at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Each Class ADV shares of the respective Portfolios have a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive a portion of the distribution fee equal to 0.15% of each Portfolio’s average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee this waiver will continue.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Advisers have entered into written expense limitation agreements with each of the Portfolios, whereby the Investment Advisers have agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and certain acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
BlackRock Inflation Protected Bond	1.23%	0.63%	0.88%
Goldman Sachs Commodity Strategy(1)	1.55%	0.95%	1.20%

(1)	The expense levels listed above include the administrative fee payable to the Administrator for services rendered for the Subsidiary and exclude other investment-related costs with respect to the Subsidiary.

The Investment Advisers may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2013, the Portfolios did not have any amounts waived or reimbursed that are subject to recoupment by the Investment Advisers.

The expense limitation agreements are contractual and shall renew automatically for one-year terms unless: (i) the Investment Advisers provide 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following affiliated investment companies or indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Affiliated Investment Company/Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Goldman Sachs Commodity Strategy	30.15%
ING National Trust	BlackRock Inflation Protected Bond	9.25
	Goldman Sachs Commodity Strategy	24.56
ING Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	14.71
ING Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	22.82
ING Solution 2015 Portfolio	BlackRock Inflation Protected Bond	5.62
	Goldman Sachs Commodity Strategy	6.98
ING Solution 2025 Portfolio	Goldman Sachs Commodity Strategy	14.22
ING Solution 2035 Portfolio	Goldman Sachs Commodity Strategy	11.81
ING Solution 2045 Portfolio	Goldman Sachs Commodity Strategy	7.01
ING USA Annuity and Life Insurance Company	BlackRock Inflation Protected Bond	39.77

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other.

NOTE 9 — LINE OF CREDIT

Each Portfolio, in addition to certain other funds managed by the Investment Advisers, are a party to an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2013.

NOTE 10 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	AUD Notional	EUR Notional	USD Notional	Cost
Balance at 12/31/12	11,545,000	—	10,385,000	$172,765
Options Purchased	—	—	10,600,000	187,567
Options Terminated in Closing Sell Transactions	—	—	(10,385,000)	(61,323)
Options Expired	(11,545,000)	—	—	(111,442)
Balance at 06/30/13	—	—	10,600,000	$187,567

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	109,100,000	$1,330,923
Options Purchased	74,700,000	2,248,815
Options Terminated in Closing Sell Transactions	(56,600,000)	(624,593)
Options Expired	(43,500,000)	(492,130)
Balance at 06/30/2013	83,700,000	$2,463,015

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	EUR Notional	Cost
Balance at 12/31/12	10,100,000	$1,275,172
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/13	10,100,000	$1,275,172

Transactions in purchased inflation cap options for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	—	$—
Options Purchased	54,760,000	82,141
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/13	54,760,000	$82,141

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	Number of Contracts	Cost
Balance at 12/31/12	159	$92,245
Options Purchased	2,036	1,233,738
Options Terminated in Closing Sell Transactions	(325)	(398,649)
Options Expired	(554)	(71,906)
Balance at 06/30/13	1,316	$855,428

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	AUD Notional	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/12	—	—	6,005,000	$40,260
Options Purchased	5,500,000	30,545,000	33,220,000	870,004
Options Terminated in Closing Sell Transactions	—	—	—	—
Options Expired	—	(17,390,000)	(11,925,000)	(324,896)
Balance at 06/30/13	5,500,000	13,155,000	27,300,000	$585,368

Transactions in written inflation caps for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/12	3,140,000	$217,411
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/13	3,140,000	$217,411

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/12	146,300,000	$1,701,558
Options Written	126,900,000	826,546
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	273,200,000	(121,273)
Balance at 06/30/13	246,100,000	$2,406,831

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/12	10,100,000	$475,559
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/13	10,100,000	$475,559

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/12	159	$31,974
Options Written	3,505	1,114,219
Options Terminated in Closing Purchase Transactions	(732)	(433,920)
Options Expired	(313)	(202,504)
Balance at 06/30/13	2,619	$509,769

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/13	743,985	—	—	(1,118,778)	(374,793)	7,879,863	—	—	(11,687,585)	(3,807,722)
12/31/12	3,608,930	—	450,601	(438,936)	3,620,595	39,124,335	—	4,815,775	(4,761,295)	39,178,815
Class I
6/30/13	6,989,858	—	—	(3,849,879)	3,139,979	74,875,900	—	—	(41,581,985)	33,293,915
12/31/12	12,609,172	—	2,422,271	(7,459,151)	7,572,292	139,222,758	—	26,430,137	(82,887,171)	82,765,724
Class S
6/30/13	1,479,188	—	—	(14,317,594)	(12,838,406)	16,131,722	—	—	(154,556,784)	(138,425,062)
12/31/12	13,964,150	—	2,958,238	(11,125,032)	5,797,356	154,212,173	—	32,195,264	(122,067,937)	64,339,500
Goldman Sachs Commodity Strategy
Class ADV
6/30/13	242,560	—	—	(233,968)	8,592	1,310,721	—	—	(1,269,165)	41,556
12/31/12	597,157	—	—	(346,844)	250,313	3,503,599	—	—	(1,987,236)	1,516,363
Class I
6/30/13	1,954,368	—	—	(13,231,780)	(11,277,412)	11,373,796	—	—	(72,961,098)	(61,587,302)
12/31/12	4,270,543	—	—	(7,566,738)	(3,296,195)	25,773,376	—	—	(45,166,621)	(19,393,245)
Class S
6/30/13	290,854	—	—	(78,093)	212,761	1,597,992	—	—	(435,909)	1,162,083
12/31/12	986,275	—	—	(233,369)	752,906	5,924,980	—	—	(1,338,340)	4,586,640

NOTE 12 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

At June 30, 2013, the Portfolios did not have any outstanding securities on loan.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio’s most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Each Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities. Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Investment by Funds-of-Funds. As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of each of the Portfolios may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Advisers will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

No dividends or distributions were made during the six months ended June 30, 2013. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2012 was as follows:

Ordinary Income
BlackRock Inflation Protected Bond	$63,441,176

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
BlackRock Inflation Protected Bond	$60,819,744	$2,006,439	$3,519,166	$—	—
Goldman Sachs Commodity Strategy*	—	—	(10,589,398)	(100,587,370)	2016
				(18,420,675)	2017
				$(119,008,045)

*	It is unlikely the Portfolio will realize the full benefit of the capital loss carryforwards prior to liquidation.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Subsidiary is a wholly-owned subsidiary of Goldman Sachs Commodity Strategy (the “Portfolio”). The Subsidiary is classified as a controlled foreign corporation under Subchapter F of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

NOTE 15 — RESTRUCTURING PLAN

The Investment Advisers, Administrator and Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory agreements prompted by the IPO, as well as any future advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Portfolios approved new advisory agreements on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 15 — RESTRUCTURING PLAN (continued)

Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Advisers to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 16 — SUBSEQUENT EVENTS

On May 23, 2013, the Board approved the liquidation of Goldman Sachs Commodity Strategy. The liquidation will occur on or about September 6, 2013.

Dividends: Subsequent to June 30, 2013, the following Portfolio declared distributions of:

	Per Share Amounts
	Short-term Capital Gain	Long-term Capital Gain	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	$0.6213	$0.0205	July 17, 2013	July 15, 2013
Class I	$0.6213	$0.0205	July 17, 2013	July 15, 2013
Class S	$0.6213	$0.0205	July 17, 2013	July 15, 2013

On July 22, 2013, the Portfolios and the Investment Advisers received exemptive relief from the SEC which permits the Investment Advisers, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Advisers or of another company that, indirectly or directly wholly owns the Investment Advisers. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

25

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

U.S. Treasury Obligations	53.0%
Foreign Government Bonds	19.0%
U.S. Government Agency Obligations	10.0%
Purchased Options	0.7%
Corporate Bonds/Notes	0.1%
Structured Products	0.1%
Collateralized Mortgage Obligations	0.0%
Assets in Excess of Other Liabilities*	17.1%
Net Assets	100.0%

*    Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.1%
		Financials: 0.1%
590,000		Bear Stearns Cos., Inc., 2.860%, 03/10/14	$595,151	0.1

		Total Corporate Bonds/Notes
		(Cost $582,752)	595,151	0.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
166,267		GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	166,792	0.0

		Total Collateralized Mortgage Obligations
		(Cost $159,441)	166,792	0.0

STRUCTURED PRODUCTS: 0.1%
		Financials: 0.1%
445,000		International Bank for Reconstruction & Development, 1.907%, 12/10/13	440,216	0.1

		Total Structured Products
		(Cost $444,115)	440,216	0.1

FOREIGN GOVERNMENT BONDS: 19.0%
EUR 73,000,000		Bundesschatzanweisungen, 0.190%, 06/12/15	94,665,966	9.4
EUR 50,470,000		France Government Bond OAT, 3.500%, 04/25/15	69,514,532	6.9
EUR 605,900		Hellenic Republic Government Bond, 10/15/42	8,360	0.0
EUR 1,939,695		Italy Buoni Poliennali Del Tesoro, 2.150%, 09/15/14	2,563,745	0.2
EUR 19,478,855		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	25,526,159	2.5

		Total Foreign Government Bonds
		(Cost $193,562,785)	192,278,762	19.0

U.S. TREASURY OBLIGATIONS: 53.0%
		Treasury Inflation Indexed Protected Securities: 53.0%
57,859,605		0.125%, due 04/15/16	$59,369,394	5.9
14,544,638		0.125%, due 04/15/17	14,929,271	1.5
6,287,063		0.125%, due 04/15/18	6,450,627	0.6
14,385,580		0.125%, due 01/15/22	14,088,317	1.4
17,336,510		0.125%, due 07/15/22	16,943,734	1.7
3,022		0.125%, due 01/15/23	2,928	0.0
2,174,736		0.500%, due 04/15/15	2,230,125	0.2
8,292,782		0.625%, due 07/15/21	8,561,327	0.8
15,707,042		0.625%, due 02/15/43	13,202,507	1.3
1,918,925		0.750%, due 02/15/42	1,689,554	0.2
24,799,557		1.125%, due 01/15/21	26,521,960	2.6
13,861,120		1.250%, due 07/15/20	15,058,263	1.5
22,592,263		1.375%, due 01/15/20	24,619,399	2.4
7,952,169		1.625%, due 01/15/15	8,272,116	0.8
29,823,247		1.750%, due 01/15/28	33,404,362	3.3
16,058,868		1.875%, due 07/15/15	17,081,995	1.7
4,824,492		1.875%, due 07/15/19	5,440,555	0.5
3,909,927		2.000%, due 07/15/14	4,038,528	0.4
9,067,952		2.000%, due 01/15/16	9,743,088	1.0
12,875,554		2.000%, due 01/15/26	14,867,750	1.5
5,214,886		2.125%, due 01/15/19	5,898,526	0.6
14,675,856		2.125%, due 02/15/40	17,825,427	1.8
4,338,319		2.125%, due 02/15/41	5,279,699	0.5
32,593,827		2.375%, due 01/15/25	38,824,854	3.8
21,691,365		2.375%, due 01/15/27	26,095,731	2.6
29,436,052		2.500%, due 07/15/16	32,554,449	3.2
21,828,873		2.500%, due 01/15/29	26,898,978	2.7
3,203,023		3.375%, due 04/15/32	4,497,996	0.4
24,397,430		3.625%, due 04/15/28	33,854,288	3.4
32,791,890	S	3.875%, due 04/15/29	47,243,374	4.7

		Total U.S. Treasury Obligations
		(Cost $578,740,677)	535,489,122	53.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Mortgage Corporation: 5.0%##
4,175,933		3.500%, due 05/01/43	4,239,112	0.4
22,588,676		3.500%, due 06/01/43	22,930,423	2.3
23,110,343		3.500%, due 07/01/43	23,459,983	2.3
			50,629,518	5.0

		Federal National Mortgage Association: 5.0%##
49,952,323		3.500%, due 06/01/43	50,833,192	5.0

		Total U.S. Government Agency Obligations
		(Cost $101,643,854)	101,462,710	10.0

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.7%
		Options on Currencies: 0.0%
10,600,000	@	USD Call vs. JPY Put, Strike @ 99.000, Exp. 09/09/13 Counterparty: UBS Warburg LLC	283,289	0.0

See Accompanying Notes to Financial Statements

26

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
		Options on Exchange-Traded Futures Contracts: 0.2%
1,150	@	Eurodollar (2 Year) Mid-Curve Call Option, Strike at 98.875, Exp. 09/13/13	$359,375	0.1
166	@	U.S. Treasury Long Bond, Strike at 142.000, Exp. 08/23/13	1,094,562	0.1
			1,453,937	0.2

		Options on Inflations Caps: 0.0%
6,085,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/13/14 Counterparty: Deutsche Bank AG	2,937	0.0
12,170,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/10/14 Counterparty: Deutsche Bank AG	5,961	0.0
36,505,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/10/14 Counterparty: Deutsche Bank AG	17,881	0.0
			26,779	0.0

		OTC Interest Rate Swaptions: 0.5%
36,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.000%, Exp. 03/13/14 Counterparty: Deutsche Bank AG	1,053,414	0.1
19,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.250%, Exp. 01/29/16 Counterparty: Deutsche Bank AG	1,348,111	0.1
19,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.250%, Exp. 02/01/16 Counterparty: Deutsche Bank AG	1,349,898	0.1

PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
9,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.900%, Exp. 09/09/13 Counterparty: Citigroup, Inc.	$7,265	0.0
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,701,067	0.2
			5,459,755	0.5

		Total Purchased Options
		(Cost $4,863,323)	7,223,760	0.7

		Total Long-Term Investments
		(Cost $879,996,947)	837,656,513	82.9

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 15.7%
		Mutual Funds: 8.7%
88,460,190		Dreyfus Treasury & Agency Cash Management Fund — Institutional Shares
		(Cost $88,460,190)	88,460,190	8.7

		Affiliated Investment Companies: 7.0%
70,481,999		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $70,481,999)	70,481,999	7.0

		Total Short-Term Investments
		(Cost $158,942,189)	158,942,189	15.7

		Total Investments in Securities (Cost $1,038,939,136)	$996,598,702	98.6
		Assets in Excess of Other Liabilities	14,195,180	1.4
		Net Assets	$1,010,793,882	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

EUR	EU Euro

See Accompanying Notes to Financial Statements

27

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $1,039,785,733.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,036,884
Gross Unrealized Depreciation	(46,223,915)
Net Unrealized Depreciation	$(43,187,031)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Purchased Options	$1,453,937	$5,769,823	$—	$7,223,760
Corporate Bonds/Notes	—	595,151	—	595,151
Collateralized Mortgage Obligations	—	166,792	—	166,792
Structured Products	—	440,216	—	440,216
U.S. Treasury Obligations	—	535,489,122	—	535,489,122
Foreign Government Bonds	—	192,278,762	—	192,278,762
Short-Term Investments	158,942,189	—	—	158,942,189
U.S. Government Agency Obligations	—	101,462,710	—	101,462,710
Total Investments, at fair value	$160,396,126	$836,202,576	$—	$996,598,702
Other Financial Instruments+
Swaps	—	3,251,465	—	3,251,465
Futures	2,033,840	—	—	2,033,840
Forward Foreign Currency Contracts	—	1,849,566	—	1,849,566
Total Assets	$162,429,966	$841,303,607	$—	$1,003,733,573
Liabilities Table
Other Financial Instruments+
Written Options	$(912,070)	$(5,147,848)	$—	$(6,059,918)
Swaps	—	(855,040)	—	(855,040)
Futures	(2,026,488)	—	—	(2,026,488)
Forward Foreign Currency Contracts	—	(391,793)	—	(391,793)
Total Liabilities	$(2,938,558)	$(6,394,681)	$—	$(9,333,239)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$82,995,964	$1,752,877,694	$(1,765,391,659)	$—	$70,481,999	$45,123	$—	$—
	$82,995,964	$1,752,877,694	$(1,765,391,659)	$—	$70,481,999	$45,123	$—	$—

See Accompanying Notes to Financial Statements

28

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Japanese Yen	1,156,490	Buy	07/17/13	$11,656	$11,661	$5
Deutsche Bank AG	EU Euro	4,278,570	Buy	07/10/13	5,582,915	5,569,363	(13,552)
Deutsche Bank AG	Norwegian Krone	16,006,102	Buy	07/17/13	2,466,477	2,633,640	167,163
Deutsche Bank AG	Norwegian Krone	47,822,821	Buy	08/20/13	7,653,454	7,858,913	205,459
Goldman Sachs & Co.	Japanese Yen	190,000,000	Buy	07/17/13	1,842,301	1,915,819	73,518
Royal Bank of Scotland Group PLC	Japanese Yen	495,027,520	Buy	07/17/13	5,200,000	4,991,490	(208,510)
UBS Warburg LLC	EU Euro	3,900,000	Buy	07/23/13	5,086,206	5,076,869	(9,337)
							$214,746

Barclays Bank PLC	EU Euro	16,440,000	Sell	07/23/13	$21,459,839	$21,400,956	$58,883
Barclays Bank PLC	Japanese Yen	395,162,000	Sell	07/17/13	3,969,393	3,984,520	(15,127)
Deutsche Bank AG	EU Euro	1,530,000	Sell	07/23/13	1,993,027	1,991,695	1,332
Goldman Sachs & Co.	EU Euro	130,312,000	Sell	07/23/13	170,929,599	169,635,117	1,294,482
Goldman Sachs & Co.	EU Euro	546,000	Sell	07/23/13	714,374	710,762	3,612
Goldman Sachs & Co.	EU Euro	1,000,000	Sell	07/23/13	1,311,368	1,301,761	9,607
UBS Warburg LLC	EU Euro	1,403,145	Sell	07/23/13	1,862,064	1,826,559	35,505
UBS Warburg LLC	EU Euro	3,056,095	Sell	07/23/13	3,954,892	3,978,306	(23,414)
UBS Warburg LLC	EU Euro	2,833,017	Sell	07/23/13	3,660,414	3,687,912	(27,498)
UBS Warburg LLC	EU Euro	6,582,000	Sell	07/23/13	8,473,838	8,568,193	(94,355)
							$1,243,027

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	205	12/16/13	$51,057,812	$30,301
U.S. Treasury 10-Year Note	747	09/19/13	94,542,187	(1,840,608)
U.S. Treasury 2-Year Note	7	09/30/13	1,540,000	(2,386)
			$147,139,999	$(1,812,693)
Short Contracts
Euro-Schatz	(1,147)	09/06/13	(164,758,265)	(183,494)
Long Gilt	(41)	09/26/13	(6,978,007)	244,806
U.S. Treasury 5-Year Note	(1,165)	09/30/13	(141,019,615)	129,970
U.S. Treasury Long Bond	(212)	09/19/13	(28,798,875)	1,083,568
U.S. Treasury Ultra Long Bond	(222)	09/19/13	(32,703,375)	545,195
			$(374,258,137)	$1,820,045

ING BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.970% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	03/07/23	USD 2,700,000	$(160,653)	$—	$(160,653)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	03/17/24	USD 9,000,000	(389,415)	—	(389,415)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.485% Counterparty: Deutsche Bank AG	07/09/42	USD 3,100,000	575,905	—	575,905
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.506% Counterparty: Deutsche Bank AG	08/10/42	USD 1,000,000	182,188	—	182,188

See Accompanying Notes to Financial Statements

29

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.716% Counterparty: Deutsche Bank AG	08/21/42	USD 3,100,000	$437,655	$—	$437,655
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.576% Counterparty: Deutsche Bank AG	11/29/42	USD 5,400,000	916,197	—	916,197
Receive a fixed rate equal to 2.927% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	04/15/43	USD 3,000,000	(304,972)	—	(304,972)
			$1,256,905	$—	$1,256,905

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real Rates Inflation Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 35 basis points and, if negative, the absolute value of the total return on the basket. Counterparty: Barclays Bank PLC	07/24/13	441,674,301	$1,139,520	$—	$1,139,520
			$1,139,520	$—	$1,139,520

ING BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on June 30, 2013:

Inflation Caps

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount	Premiums Received	Fair Value
Cap — HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR 3,140,000	$217,411	$(97,541)
						$217,411	$(97,541)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on June 30, 2013:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Eurodollar (2 Year) Mid-Curve Call Option	99.13	09/13/13	2,287	$240,703	$(185,819)
U.S. Treasury Long Bond	138.00	08/23/13	166	77,470	(147,844)
U.S. Treasury Long Bond	138.00	08/23/13	166	191,596	(578,407)
				$509,769	$(912,070)

ING BlackRock Inflation Protected Bond Portfolio Written OTC Options on June 30, 2013:

Number of Contracts/ Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,500,000	Deutsche Bank AG	AUD Put vs. NOK Call	5.200	AUD	09/19/13	$64,781	$(24,172)
13,155,000	Deutsche Bank AG	EUR Call vs. USD Put	1.315	EUR	07/03/13	121,518	(18,699)
16,700,000	Deutsche Bank AG	USD Put vs. JPY Call	96.000	USD	08/06/13	230,794	(123,011)
10,600,000	UBS Warburg LLC	USD Put vs. JPY Call	93.000	USD	09/09/13	168,275	(71,913)
			Total Written OTC Options			$585,368	$(237,795)

See Accompanying Notes to Financial Statements

30

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on June 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR	Pay	4.500%	06/08/22	EUR 10,100,000	$475,559	$(538,286)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.000%	12/26/13	USD 23,600,000	75,520	(223,593)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.000%	10/17/14	USD 19,500,000	154,050	(584,396)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.500%	04/10/14	USD 16,300,000	317,850	(923,326)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.000%	10/17/14	USD 12,200,000	97,905	(365,622)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.400%	10/03/14	USD 31,000,000	522,350	(1,289,147)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	06/27/14	USD 14,100,000	148,403	(240,738)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	08/18/14	USD 25,500,000	382,500	(514,026)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	1.000%	12/06/13	USD 23,600,000	35,400	(9,745)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	1.000%	10/17/14	USD 19,500,000	89,700	(18,378)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	1.000%	10/17/14	USD 12,200,000	56,120	(11,498)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	2.150%	09/09/13	USD 9,000,000	202,680	(10,466)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	06/27/14	USD 14,100,000	148,403	(29,033)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	08/18/14	USD 25,500,000	175,950	(54,258)
				Total Written Swaptions			$2,882,390	$(4,812,512)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$283,289
Interest rate contracts	Investments in securities at value*	6,940,471
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,849,566
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,251,465
Interest rate contracts	Net Assets — Unrealized appreciation**	2,033,840
Total Asset Derivatives		$14,358,631
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$391,793
Interest rate contracts	Unrealized depreciation on OTC swap agreements	855,040
Interest rate contracts	Net Assets — Unrealized depreciation**	2,026,488
Foreign exchange contracts	Written options, at fair value	237,795
Interest rate contracts	Written options, at fair value	5,822,123
Total Liability Derivatives		$9,333,239

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Interest rate contracts	$217,695	$—	$2,210,958	$1,902,177	$168,455	$4,499,285
Foreign exchange contracts	(193,974)	496,851	—	—	324,896	627,773
Total	$23,721	$496,851	$2,210,958	$1,902,177	$493,351	$5,127,058

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Interest rate contracts	$2,455,310	$—	$11,027	$3,096,956	$(2,516,931)	$3,046,362
Foreign exchange contracts	330,747	(117,292)	—	—	400,549	614,004
Total	$2,786,057	$(117,292)	$11,027	$3,096,956	$(2,116,382)	$3,660,366

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

31

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	Royal Bank of Scotland Group PLC	The Bank of New York Mellon Corp.	UBS Warburg LLC	Totals
Assets:
Purchased Options	$—	$7,265	$5,479,269	$—	$—	$—	$283,289	$5,769,823
Forward foreign currency contracts	58,883		372,622	1,382,551	—	5	35,505	1,849,566
Interest rate swap agreements	—	—	2,111,945	—	—	—	—	2,111,945
Total Return swap agreements	1,139,520	—	—	—	—	—	—	1,139,520
Total Assets	$1,198,403	$7,265	$7,963,836	$1,382,551	$—	$5	$318,794	$10,870,854
Liabilities:
Forward foreign currency contracts	$15,127	$—	$13,552	$—	$208,510	$—	$154,604	$391,793
Interest rate swap agreements	—	—	855,040	—	—	—	—	855,040
Written options	1,759,438	1,676,733	1,639,764	—	—	—	71,913	5,147,848
Total Liabilities	$1,774,565	$1,676,733	$2,508,356	$—	$208,510	$—	$226,517	$6,394,681

Net OTC derivative instruments by counterparty, at fair value	$(576,162)	$(1,669,468)	$5,455,480	$1,382,551	$(208,510)	$5	$92,277	$4,476,173

Total collateral pledged by Portfolio/(Received from counterparty)	$1,400,000	$—	$(5,500,000)	$—	$—	$—	$—	$(4,100,000)

Net Exposure(1)	$823,838	$(1,669,468)	$(44,520)	$1,382,551	$(208,510)	$5	$92,277	$376,173

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 3 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

32

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

Collateralized Mortgage Obligations	6.5%
U.S. Treasury Obligations	2.2%
Assets in Excess of Other Liabilities*	91.3%
Net Assets	100.0%

*    Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.5%
115,739		NCUA Guaranteed Notes, 0.543%, 12/07/20	$116,063	0.4
212,843		NCUA Guaranteed Notes, 0.563%, 11/06/17	212,809	0.8
256,278		NCUA Guaranteed Notes, 0.573%, 03/06/20	255,958	1.0
222,506		NCUA Guaranteed Notes, 0.573%, 04/06/20	222,914	0.8
151,803		NCUA Guaranteed Notes, 0.573%, 05/07/20	152,023	0.6
265,747		NCUA Guaranteed Notes, 0.593%, 03/11/20	266,577	1.0
509,627		NCUA Guaranteed Notes, 0.593%, 02/06/20	510,264	1.9

		Total Collateralized Mortgage Obligations
		(Cost $1,734,534)	1,736,608	6.5

U.S. TREASURY OBLIGATIONS: 2.2%
		U.S. Treasury Notes: 2.2%
600,000	S	1.000%, due 05/31/18	589,500	2.2

		Total U.S. Treasury Obligations
		(Cost $598,688)	589,500	2.2

		Total Long-Term Investments
		(Cost $2,333,222)	2,326,108	8.7

SHORT-TERM INVESTMENTS: 79.2%
		U.S. Government Agency Obligations: 41.5%
2,000,000	Z	Fannie Mae Discount Notes, 0.040%, 07/10/13	$1,999,978	7.6
5,000,000	Z	Federal Farm Credit Discount Notes, 0.040%, 10/11/13	4,999,436	18.9
2,000,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, 07/12/13	1,999,963	7.5
2,000,000	Z	Freddie Mac Discount Notes, 0.050%, 07/15/13	1,999,954	7.5
			10,999,331	41.5

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 37.7%
10,013,801		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $10,013,801)	10,013,801	37.7

		Total Short-Term Investments
		(Cost $21,012,005)	21,013,132	79.2

		Total Investments in Securities (Cost $23,345,227)	$23,339,240	87.9
		Assets in Excess of Other Liabilities	3,206,666	12.1
		Net Assets	$26,545,906	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,546
Gross Unrealized Depreciation	(9,533)
Net Unrealized Depreciation	$(5,987)

See Accompanying Notes to Financial Statements

33

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$1,736,608	$—	$1,736,608
Short-Term Investments	10,013,801	10,999,331	—	21,013,132
U.S. Treasury Obligations	—	589,500	—	589,500
Total Investments, at fair value	$10,013,801	$13,325,439	$—	$23,339,240
Other Financial Instruments+
Futures	105,685	—	—	105,685
Swaps	—	—	—	—
Total Assets	$10,119,486	$13,325,439	$—	$23,444,925
Liabilities Table
Other Financial Instruments+
Futures	$(131,808)	$—	$—	$(131,808)
Total Liabilities	$(131,808)	$—	$—	$(131,808)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Long Bond	29	09/19/13	$3,939,469	$(131,808)
			$3,939,469	$(131,808)
Short Contracts
U.S. Treasury 10-Year Note	(22)	09/19/13	$(2,784,375)	$56,653
U.S. Treasury 2-Year Note	(50)	09/30/13	(11,000,000)	13,400
U.S. Treasury 5-Year Note	(23)	09/30/13	(2,784,078)	29,931
U.S. Treasury Ultra Long Bond	(1)	09/19/13	(147,313)	5,701
			$(16,715,766)	$105,685

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements Outstanding on June 30, 2013:(1)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return of the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	12/13/13	14,060,926	$—	$—	$—
Receive the price return of the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 27 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	06/12/14	12,674,515	—	—	—
			$—	$—	$—

(1)	Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At June 30, 2013, each total return swap reset with a negative price return and the Portfolio recorded a realized loss on June 30, 2013 in the amount of $(1,232,627). The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.

See Accompanying Notes to Financial Statements

34

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$105,685
Total Asset Derivatives		$105,685
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$131,808
Total Liability Derivatives		$131,808

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Commodity contracts	$—	$(7,160,050)	$(7,160,050)
Interest rate contracts	(129,423)	—	(129,423)
Total	$(129,423)	$(7,160,050)	$(7,289,473)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Commodity contracts	$—	$—	$—
Interest rate contracts	(51,232)	—	(51,232)
Total	$(51,232)	$—	$(51,232)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Merrill Lynch & Co., Inc.	UBS Warburg LLC	Totals
Liabilities:
Total return swap agreements (1)	$—	$—	$—
Total Liabilities	$—	$—	$—

Net OTC derivative instruments by counterparty, at fair value	$—	$—	$—

Total collateral pledged by Portfolio/(Received from counterparty)	$1,930,000	$1,110,000	$3,040,000

Net Exposure(2)	$1,930,000	$1,110,000	$3,040,000

(1)	At June 30, 2013, the total return swap agreements reset and the Portfolio recorded a realized loss of $(1,232,627). This loss has been recognized on the Portfolio’s Statement of Operation.

(2)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 3 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

35

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment advisory agreement for certain Portfolios with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING BlackRock Inflation Protected Portfolio	1*	86,603,054.719	5,041,155.000	6,504,025.000	20,808.337	98,169,043.056
	8*	83,599,207.469	8,164,723.750	6,384,303.750	20,808.087	98,169,043.056
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Goldman Sachs Commodity Strategy Portfolio	3*	10,808,589.000	546,909.000	2,935,943.000	0.000	14,291,441.000
	8*	10,243,397.000	879,139.000	3,168,905.000	0.000	14,291,441.000
* Proposals Passed

ING Investors Trust	Proposal	For All	Withhold All	For All Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	3,772,604,208.181	200,055,617.846	0.000	0.000	3,972,659,826.027
John V. Boyer	5*	3,771,764,050.384	200,895,775.643	0.000	0.000	3,972,659,826.027
Patricia W. Chadwick	5*	3,772,206,322.587	200,453,503.440	0.000	0.000	3,972,659,826.027
Albert E. DePrince, Jr.	5*	3,765,707,671.886	206,952,154.141	0.000	0.000	3,972,659,826.027
Peter S. Drotch	5*	3,767,827,922.960	204,831,903.067	0.000	0.000	3,972,659,826.027
J. Michael Earley	5*	3,770,753,270.683	201,906,555.344	0.000	0.000	3,972,659,826.027
Martin J. Gavin	5*	3,775,692,739.886	196,967,086.141	0.000	0.000	3,972,659,826.027
Russell H. Jones	5*	3,772,527,763.683	200,132,062.344	0.000	0.000	3,972,659,826.027
Patrick W. Kenny	5*	3,771,382,294.384	201,277,531.643	0.000	0.000	3,972,659,826.027
Shaun P. Mathews	5*	3,770,296,611.683	202,363,214.344	0.000	0.000	3,972,659,826.027
Joseph E. Obermeyer	5*	3,772,728,725.886	199,931,100.141	0.000	0.000	3,972,659,826.027
Sheryl K. Pressler	5*	3,770,539,151.683	202,120,674.344	0.000	0.000	3,972,659,826.027
Roger B. Vincent	5*	3,770,381,868.886	202,277,957.141	0.000	0.000	3,972,659,826.027

* Proposals Passed

36

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO AND ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolios, each a series of ING Investors Trust (the “Trust”), enter into new investment advisory contracts (each an “Advisory Contract”) with ING Investments, LLC (“ING Investments”) or Directed Services LLC (“Directed Services”) (each an “Adviser” and, collectively the “Advisers”), as applicable, and new sub-advisory contracts (“Sub-Advisory Contracts”) (together, the “Advisory and Sub-Advisory Contracts”) between the applicable Adviser and applicable sub-adviser to each Portfolio (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 (for the Advisory Contracts) and March 7, 2013 (for the Sub-Advisory Contracts) in determining whether to approve new advisory and sub-advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Advisers, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which include the Advisers, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Advisers. The Board further noted that the Separation Plan may result in the Advisers’ loss of access to the services and resources of their ultimate parent company, which could adversely affect their businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios and the Advisers, including the Advisers’ ability prior to, during and after the separation to perform the same level of service to the Portfolios as they currently provide. In this regard, the Board noted that the Advisers do not currently anticipate that the separation would have a material adverse impact on the Portfolios or their operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Advisers, which in turn would result in the automatic termination of the current advisory agreements and current sub-advisory agreements (collectively, the “Current Agreements”). The decisions by the Board, including a majority of the Independent Trustees, to approve the proposed advisory agreements and the proposed sub-advisory agreements for the Portfolios (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Advisers and Sub-Advisers to continue providing investment advisory, sub-advisory, and related services

37

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Advisers, Sub-Advisers and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Advisers and their counsel that the Advisers are seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Advisers and Sub-Advisers under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Advisers relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Advisers, Sub-Advisers and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Advisers and their affiliates with respect to their services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013 and March 7, 2013, the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 and March 7, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on those dates by the Advisers’ president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Advisers and their affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Portfolios. When making its decisions on January 10, 2013 and March 7, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally

38

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolios’ best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.	The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.	The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Trustees, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.	The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Advisers and their affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.	The Board received and evaluated written responses from the Advisers and their affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5.	The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Advisers and their affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.	The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Advisers and their affiliates.

7.	K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1

39

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

and related information provided by the Advisers and their affiliates, including the potential implications to the Advisers and their non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8.	The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Advisers and their affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Advisers and their affiliates a series of follow-up information requests.

9.	Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Trustees requested and received written assurances that the Advisers and their affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Advisers and their affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.	The Board considered representations by the Advisers and their affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Advisers and Sub-Advisers following the Change of Control Events contemplated by the Separation Plan.

11.	The Board considered representations by the Advisers and their affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.	The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Advisers’ representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and their Advisers and Sub-Advisers currently operate, including contractual provisions relating to fees and expenses.

13.	The Board considered representations by the Advisers and their affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Advisers and Sub-Advisers can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.	The Board considered the steps by the Advisers and their affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management

40

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15.	The Board considered that the Advisers and their affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16.	The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17.	The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Advisers, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18.	The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.	The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.	The Board considered actions taken by the Advisers subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.	The Board considered the potential benefits to be realized by the Advisers and their affiliates as a result of the Proposed Agreements.

22.	The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Advisers and their affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013 and March 7, 2013, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and, as applicable, to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

41

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Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT3AISS2 (0613-082113)

Semi-Annual Report

June 30, 2013

Classes ADV, I and S

ING Investors Trust

■	ING DFA Global Allocation Portfolio

■	ING DFA World Equity Portfolio

■	ING Franklin Templeton Founding Strategy Portfolio

■	ING Global Perspectives Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING DFA Global Allocation Portfolio
Class ADV	$1,000.00	$1,028.80	1.05%	$5.28	$1,000.00	$1,019.59	1.05%	$5.26
Class I	1,000.00	1,032.00	0.45	2.27	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,031.00	0.70	3.53	1,000.00	1,021.52	0.70	3.51
ING DFA World Equity Portfolio
Class ADV	$1,000.00	$1,064.60	0.86%	$4.40	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	1,067.80	0.26	1.33	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	1,066.80	0.51	2.61	1,000.00	1,022.27	0.51	2.56
ING Franklin Templeton Founding Strategy Portfolio
Class ADV	$1,000.00	$1,084.50	0.67%	$3.46	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,088.40	0.07	0.36	1,000.00	1,024.45	0.07	0.35
Class S	1,000.00	1,086.60	0.32	1.66	1,000.00	1,023.21	0.32	1.61

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING Global Perspective Portfolio
Class ADV(1)	$1,000.00	$969.00	0.98%	$1.61	$1,000.00	$1,020.28	0.98%	$1.65
Class I(1)	1,000.00	969.00	0.38	0.63	1,000.00	1,022.81	0.38	0.64
Class S(1)	1,000.00	969.00	0.63	1.04	1,000.00	1,021.08	0.63	1.06

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was May 1, 2013. Expenses paid for the actual Portfolio’s return reflect the 61-day period ended June 30, 2013.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING DFA Global Allocation Portfolio	ING DFA World Equity Portfolio	ING Franklin Templeton Founding Strategy Portfolio	ING Global Perspectives Portfolio
ASSETS:
Investments in unaffiliated underlying funds at fair value*	$12,955,103	$170,474,780	$—	$—
Investments in affiliated underlying funds at fair value**	—	—	848,526,377	438,802
Short-term investments at fair value***	31,711	555,786	—	—

Total investments at fair value	$12,986,814	$171,030,566	$848,526,377	$438,802

Cash	—	—	—	8
Receivables:
Investment in affiliated underlying funds sold	—	—	—	14
Fund shares sold	—	240,048	282,552	—
Dividends	—	15	—	165
Foreign tax reclaims	—	400	—	—
Prepaid expenses	41	569	2,706	—
Prepaid offering expense	—	—	—	20,959
Reimbursement due from manager	1,412	14,590	33,185	3,011

Total assets	12,988,267	171,286,188	848,844,820	462,959

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	—	274,449	—
Payable for fund shares redeemed	4,380	1,272	8,103	13
Payable for investment management fees	2,692	35,670	—	32
Payable for administrative fees	1,077	14,268	35,210	32
Payable for distribution and shareholder service fees	5,977	36,176	177,546	126
Payable for trustee fees	64	877	4,189	2
Other accrued expenses and liabilities	35,697	67,612	92,201	23,492

Total liabilities	49,887	155,875	591,698	23,697

NET ASSETS	$12,938,380	$171,130,313	$848,253,122	$439,262

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$12,082,044	$179,942,576	$812,534,482	$455,462
Undistributed net investment income	157	4,518,640	21,836,084	172
Accumulated net realized loss	(262,011)	(35,463,747)	(171,767,399)	(58)
Net unrealized appreciation (depreciation)	1,118,190	22,132,844	185,649,955	(16,314)

NET ASSETS	$12,938,380	$171,130,313	$848,253,122	$439,262

* Cost of investments in unaffiliated underlying funds	$11,836,913	$148,341,905	$—	$—
** Cost of investments in affiliated underlying funds	$—	$—	$662,876,422	$455,116
*** Cost of short-term investments	$31,711	$555,786	$—	$—
Class ADV
Net assets	$12,015,518	$3,324,987	$6,737,177	$292,881
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,085,514	360,310	699,628	30,230
Net asset value and redemption price per share	$11.07	$9.23	$9.63	$9.69
Class I
Net assets	$919,557	$2,143,115	$2,086,474	$117,309
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	83,724	226,800	211,813	12,105
Net asset value and redemption price per share	$10.98	$9.45	$9.85	$9.69
Class S
Net assets	$3,305	$165,662,211	$839,429,471	$29,072
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	17,589,994	85,708,469	3,001
Net asset value and redemption price per share	$10.98	$9.42	$9.79	$9.69

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING DFA Global Allocation Portfolio	ING DFA World Equity Portfolio	ING Franklin Templeton Founding Strategy Portfolio	ING Global Perspectives Portfolio
				May 1, 2013(1) to June 30, 2013
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$—	$—	$—	$540
Dividends from unaffiliated underlying funds	64,694	1,430,692	—	—

Total investment income	64,694	1,430,692	—	540

EXPENSES:
Investment management fees	16,017	217,315	—	50
Distribution and shareholder service fees:
Class ADV	44,417	10,801	23,687	220
Class S	4	210,734	1,028,372	12
Transfer agent fees	97	91	494	17
Administrative service fees	6,407	86,925	207,764	50
Shareholder reporting expense	4,401	181	28,960	308
Professional fees	4,527	9,595	46,800	1,676
Custody and accounting expense	253	1,448	28,960	196
Trustee fees	195	2,629	12,569	5
Offering expense	—	—	—	4,041
Miscellaneous expense	1,974	2,319	14,066	297
Interest expense	41	104	—	—

Total expenses	78,333	542,142	1,391,672	6,872
Net waived and reimbursed fees	(13,868)	(96,295)	(49,661)	(6,504)

Net expenses	64,465	445,847	1,342,011	368

Net investment income (loss)	229	984,845	(1,342,011)	172

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	39,025	2,083,815	—	—
Sale of affiliated underlying funds	—	—	6,048,873	(58)

Net realized gain (loss)	39,025	2,083,815	6,048,873	(58)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	312,638	8,148,506	—	—
Affiliated underlying funds	—	—	63,118,046	(16,314)
Foreign currency related transactions	—	(6)	—	—

Net change in unrealized appreciation (depreciation)	312,638	8,148,500	63,118,046	(16,314)

Net realized and unrealized gain (loss)	351,663	10,232,315	69,166,919	(16,372)

Increase (decrease) in net assets resulting from operations	$351,892	$11,217,160	$67,824,908	$(16,200)

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING DFA Global Allocation Portfolio		ING DFA World Equity Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$229	$147,317	$984,845	$3,520,079
Net realized gain	39,025	91,649	2,083,815	1,678,623
Net change in unrealized appreciation	312,638	991,139	8,148,500	22,032,620

Increase in net assets resulting from operations	351,892	1,230,105	11,217,160	27,231,322

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(144,123)	—	(42,285)
Class I	—	(11,888)	—	(35,135)
Class S	—	(53)	—	(3,417,768)

Total distributions	—	(156,064)	—	(3,495,188)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,177,980	1,530,507	4,567,412	8,502,470
Reinvestment of distributions	—	49,546	—	3,495,188

	1,177,980	1,580,053	4,567,412	11,997,658
Cost of shares redeemed	(472,677)	(1,050,948)	(12,027,096)	(30,037,316)

Net increase (decrease) in net assets resulting from capital share transactions	705,303	529,105	(7,459,684)	(18,039,658)

Net increase in net assets	1,057,195	1,603,146	3,757,476	5,696,476

NET ASSETS:
Beginning of year or period	11,881,185	10,278,039	167,372,837	161,676,361

End of year or period	$12,938,380	$11,881,185	$171,130,313	$167,372,837

Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$157	$(72)	$4,518,640	$3,533,795

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin Templeton Founding Strategy Portfolio		ING Global Perspectives Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	May 1, 2013(1) to June 30, 2013
FROM OPERATIONS:
Net investment income (loss)	$(1,342,011)	$23,190,348	$172
Net realized gain (loss)	6,048,873	(17,466,057)	(58)
Net change in unrealized appreciation (depreciation)	63,118,046	111,273,936	(16,314)

Increase (decrease) in net assets resulting from operations	67,824,908	116,998,227	(16,200)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(174,794)	—
Class I	—	(65,542)	—
Class S	—	(28,582,639)	—

Total distributions	—	(28,822,975)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,520,212	10,339,965	468,523
Reinvestment of distributions	—	28,822,975	—

	26,520,212	39,162,940	468,523
Cost of shares redeemed	(34,985,727)	(103,948,691)	(13,061)

Net increase (decrease) in net assets resulting from capital share transactions	(8,465,515)	(64,785,751)	455,462

Net increase in net assets	59,359,393	23,389,501	439,262

NET ASSETS:
Beginning of year or period	788,893,729	765,504,228	—

End of year or period	$848,253,122	$788,893,729	$439,262

Undistributed net investment income at end of year or period	$21,836,084	$23,178,095	$172

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS  (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING DFA Global Allocation Portfolio
Class ADV
06-30-13	10.76	(0.00	)*	0.31	0.31	—		—	—	—		—	11.07	2.88	1.28	1.05		1.05		(0.04)		12,016	1
12-31-12	9.77	0.13		1.00	1.13	0.14		—	—	0.14		—	10.76	11.55	1.21	1.05		1.05		1.27		11,232	10
12-31-11	10.47	0.03	•	(0.56)	(0.53)	0.08		0.09	—	0.17		—	9.77	(5.06)	1.27	1.05		1.05		0.26		9,945	16
04-30-10(5) - 12-31-10	10.00	0.14	•	0.50	0.64	0.16		0.01	—	0.17		—	10.47	6.40	1.65	1.05	†	1.05	†	2.17	†	28,056	9
Class I
06-30-13	10.64	0.03		0.31	0.34	—		—	—	—		—	10.98	3.20	0.53	0.45		0.45		0.56		920	1
12-31-12	9.66	0.27	•	0.91	1.18	0.20		—	—	0.20		—	10.64	12.23	0.46	0.45		0.45		2.64		646	10
12-31-11	10.47	0.30	•	(0.78)	(0.48)	0.24		0.09	—	0.33		—	9.66	(4.58)	0.52	0.45		0.45		2.90		330	16
04-30-10(5) - 12-31-10	10.00	0.92	•	(0.24)	0.68	0.20		0.01	—	0.21		—	10.47	6.77	0.90	0.45	†	0.45	†	13.44	†	491	9
Class S
06-30-13	10.65	0.02		0.31	0.33	—		—	—	—		—	10.98	3.10	0.78	0.70		0.70		0.34		3	1
12-31-12	9.66	0.17		1.00	1.17	0.18		—	—	0.18		—	10.65	12.06	0.71	0.70		0.70		1.62		3	10
12-31-11	10.47	0.17		(0.67)	(0.50)	0.22		0.09	—	0.31		—	9.66	(4.73)	0.77	0.70		0.70		1.58		3	16
04-30-10(5) - 12-31-10	10.00	0.16		0.50	0.66	0.18		0.01	—	0.19		—	10.47	6.64	1.15	0.70	†	0.70	†	2.45	†	3	9

ING DFA World Equity Portfolio
Class ADV
06-30-13	8.67	0.04	•	0.52	0.56	—		—	—	—		—	9.23	6.46	1.12	0.86		0.86		0.97		3,325	1
12-31-12	7.53	0.16	•	1.14	1.30	0.16		—	—	0.16		—	8.67	17.59	1.14	0.86		0.86		1.96		2,421	5
12-31-11	8.52	0.15	•	(0.94)	(0.79)	0.20		—	—	0.20		—	7.53	(9.52)	1.16	0.82		0.82		1.80		1,797	10
12-31-10	7.01	0.27		1.40	1.67	0.16		—	—	0.16		—	8.52	24.21	1.21	0.88	†	0.88	†	3.45	†	769	132
12-31-09	5.78	0.11		1.09	1.20	0.00	*	—	—	0.00	*	0.03	7.01	21.28 ††	1.27	0.99		0.99		1.88		1	128
12-31-08	10.41	0.14	•	(4.65)	(4.51)	0.12		—	—	0.12		—	5.78	(43.34)	1.40	0.99		0.99		1.69		1	88
Class I
06-30-13	8.85	0.06	•	0.54	0.60	—		—	—	—		—	9.45	6.78	0.37	0.26		0.26		1.30		2,143	1
12-31-12	7.68	0.23	•	1.14	1.37	0.20		—	—	0.20		—	8.85	18.23	0.39	0.26		0.26		2.80		2,073	5
12-31-11	8.64	0.21	•	(0.96)	(0.75)	0.21		—	—	0.21		—	7.68	(8.96)	0.41	0.18		0.18		2.48		1,237	10
12-31-10	7.05	0.30		1.45	1.75	0.16		—	—	0.16		—	8.64	25.22	0.46	0.13	†	0.13	†	3.78	†	813	132
12-31-09	5.78	0.15	•	1.09	1.24	0.00	*	—	—	0.00	*	0.03	7.05	21.98 ††	0.52	0.39		0.39		2.39		333	128
12-31-08	10.41	0.17	•	(4.64)	(4.47)	0.16		—	—	0.16		—	5.78	(42.88)	0.65	0.39		0.39		2.30		93	88

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions										Ratios to average net assets						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)
ING DFA World Equity Portfolio (continued)
Class S
06-30-13	8.83	0.06		0.53	0.59	—		—		—	—		—	9.42	6.68	0.62	0.51		0.51		1.13	165,662	1
12-31-12	7.66	0.18	•	1.17	1.35	0.18		—		—	0.18		—	8.83	17.89	0.64	0.51		0.51		2.12	162,879	5
12-31-11	8.62	0.15	•	(0.92)	(0.77)	0.19		—		—	0.19		—	7.66	(9.17)	0.66	0.43		0.43		1.73	158,642	10
12-31-10	7.04	0.18		1.54	1.72	0.14		—		—	0.14		—	8.62	24.84	0.71	0.38	†	0.38	†	2.66 †	224,492	132
12-31-09	5.78	0.14		1.09	1.23	0.00	*	—		—	0.00	*	0.03	7.04	21.80 ††	0.77	0.64		0.64		2.29	155,803	128
12-31-08	10.41	0.17	•	(4.66)	(4.49)	0.14		—		—	0.14		—	5.78	(43.05)	0.90	0.64		0.64		2.09	132,036	88

ING Franklin Templeton Founding Strategy Portfolio
Class ADV
06-30-13	8.88	(0.03	)•	0.78	0.75	—		—		—	—		—	9.63	8.45	0.83	0.67		0.67		(0.67)	6,737	5
12-31-12	7.96	0.23	•	1.00	1.23	0.31		—		—	0.31		—	8.88	15.80	0.84	0.69		0.69		2.67	5,202	11
12-31-11	8.30	0.27	•	(0.41)	(0.14)	0.20		—		—	0.20		—	7.96	(1.81)	0.84	0.69		0.69		3.30	4,289	11
12-31-10	7.74	0.18	•	0.60	0.78	0.22		—		—	0.22		—	8.30	10.40	0.83	0.68		0.68		2.26	2,652	10
12-31-09	6.19	0.17	•	1.63	1.80	0.15		0.10		—	0.25		—	7.74	29.82	0.84	0.69		0.69		2.61	1	14
12-31-08	9.68	0.16		(3.65)	(3.49)	—		0.00	*	—	0.00	*	—	6.19	(36.04)	0.84	0.69		0.69		2.01	1	12
Class I
06-30-13	9.05	(0.01)		0.81	0.80	—		—		—	—		—	9.85	8.84	0.08	0.07		0.07		(0.07)	2,086	5
12-31-12	8.11	0.24	•	1.05	1.29	0.35		—		—	0.35		—	9.05	16.29	0.09	0.09		0.09		2.79	1,838	11
12-31-11	8.41	0.46	•	(0.54)	(0.08)	0.22		—		—	0.22		—	8.11	(1.15)	0.09	0.09		0.09		5.44	1,564	11
12-31-10	7.80	0.15	•	0.68	0.83	0.22		—		—	0.22		—	8.41	10.97	0.08	0.08		0.08		1.96	1,838	10
12-31-09	6.26	0.20	•	1.66	1.86	0.22		0.10		—	0.32		—	7.80	30.63	0.09	0.09		0.09		3.02	4,335	14
12-31-08	9.73	0.49	•	(3.95)	(3.46)	0.01		0.00	*	—	0.01		—	6.26	(35.55)	0.09	0.09		0.09		6.49	644	12
Class S
06-30-13	9.01	(0.01)		0.79	0.78	—		—		—	—		—	9.79	8.66	0.33	0.32		0.32		(0.32)	839,429	5
12-31-12	8.07	0.25	•	1.01	1.26	0.32		—		—	0.32		—	9.01	16.05	0.34	0.34		0.34		2.97	781,854	11
12-31-11	8.37	0.29	•	(0.40)	(0.11)	0.19		—		—	0.19		—	8.07	(1.40)	0.34	0.34		0.34		3.44	759,652	11
12-31-10	7.76	0.19		0.62	0.81	0.20		—		—	0.20		—	8.37	10.77	0.33	0.33		0.33		2.29	873,001	10
12-31-09	6.23	0.19		1.64	1.83	0.20		0.10		—	0.30		—	7.76	30.30	0.34	0.34		0.34		2.88	864,254	14
12-31-08	9.70	0.23	•	(3.69)	(3.46)	0.01		0.00	*	—	0.01		—	6.23	(35.69)	0.34	0.34		0.34		2.86	694,251	12

ING Global Perspectives Portfolio
Class ADV
05-01-13(5) - 06-30-13	10.00	0.00	*	(0.31)	(0.31)	—		—		—	—		—	9.69	(3.10)	13.78	0.98		0.98		0.11	293	5
Class I
05-01-13(5) - 06-30-13	10.00	0.01		(0.32)	(0.31)	—		—		—	—		—	9.69	(3.10)	13.03	0.38		0.38		0.67	117	5
Class S
05-01-13(5) - 06-30-13	10.00	0.01		(0.32)	(0.31)	—		—		—	—		—	9.69	(3.10)	13.28	0.63		0.63		0.39	29	5

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
††	Excluding a payment by affiliate in 2009, ING DFA World Equity Portfolio total return would have been 20.80%, 21.50% and 21.31% for Class ADV, Class I and Class S, respectively.

See Accompanying Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-four active separate investment series. The four series included in this report are: ING DFA Global Allocation Portfolio (“DFA Global Allocation”), ING DFA World Equity Portfolio (“DFA World Equity”), ING Franklin Templeton Founding Strategy Portfolio (“Franklin Templeton Founding Strategy”) and ING Global Perspectives Portfolio (“Global Perspectives”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio offers the following three classes of shares: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”) serves as the investment adviser to DFA Global Allocation, DFA World Equity and Franklin Templeton Founding Strategy. ING Investments, LLC (“ING Investments”) serves as the investment adviser (collectively with DSL, the “Investment Advisers”) to Global Perspectives. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DFA Global Allocation and DFA World Equity seek to achieve their investment objectives by investing in unaffiliated underlying funds advised by Dimensional Fund Advisors LP that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

Franklin Templeton Founding Strategy seeks to achieve its investment objective by investing in affiliated underlying funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or its affiliate Templeton Global Advisors Limited that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

Global Perspectives seeks to achieve its investment objective by investing in other ING Funds that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The affiliated and unaffiliated underlying funds in which the Portfolios invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds and securities are recorded at their estimated fair value, as described below. The valuation of the Portfolios’ investments in Underlying Funds is based on the net asset value (“NAV”) of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

Investments in securities held in the Portfolios or the Underlying Funds of sufficient credit quality maturing in 60 days or less are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from automated pricing services. Investments in equity securities held by the Portfolios or the Underlying Funds and traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the NAV.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolio (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. Each Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Advisers or sub-advisers, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. Each Portfolio records distributions to its shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. Each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

DFA Global Allocation, DFA World Equity, and Franklin Templeton Founding Strategy have entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. DFA Global Allocation and DFA World Equity pay DSL a fee of 0.25% of their respective average daily net assets. Franklin Templeton Founding Strategy does not pay DSL an advisory fee.

Global Perspectives has entered into an Investment Management Agreement with ING Investments. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on: 0.10% of average daily net assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in direct investments.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. IFS receives compensation in the amount equal to 0.10%, 0.10%, 0.05% and 0.10% of the average daily net assets of DFA Global Allocation, DFA World Equity, Franklin Templeton Founding Strategy and Global Perspectives, respectively.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
DFA Global Allocation	$892,678	$177,000
DFA World Equity	2,030,453	10,159,852
Franklin Templeton Founding Strategy	44,208,096	54,026,181
Global Perspectives	474,567	19,391

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Agreement”) for the Class S shares of the Portfolios. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolios make payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Class ADV has a Rule 12b-1 Shareholder Service and Distribution Plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive a portion of the distribution fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares of each Portfolio, so that the actual fee paid by Class ADV shares is an annual rate of 0.35%. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that the waiver will continue.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Investment Management Company LLC	Global Perspectives	22.06%

ING National Trust	DFA Global Allocation	27.01

ING USA Annuity and Life Insurance Company	DFA Global Allocation	65.83
	DFA World Equity	95.47
	Franklin Templeton Founding Strategy	97.27
	Global Perspectives	60.06

Security Life of Denver Insurance Company	DFA Global Allocation	5.07
	Global Perspectives	17.86

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

NOTE 7 — LINE OF CREDIT

DFA Global Allocation, DFA World Equity, and Global Perspectives, in addition to certain other funds managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 7 — LINE OF CREDIT (continued)

The Portfolios utilized the line of credit during the six months ended June 30, 2013 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
DFA World Equity	1	$835,000	1.17%

NOTE 8 — OTHER ACCRUED EXPENSES & LIABILITIES

At June 30, 2013, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
DFA Global Allocation	Professional	$10,645
	Postage	23,324
DFA World Equity	Professional	9,394
	Postage	52,668
Global Perspectives	Offering	23,451

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

DSL and ING Investments have agreed to limit expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
DFA Global Allocation(1)	1.05%	0.45%	0.70%
DFA World Equity(1)(2)	1.05%	0.45%	0.70%
Franklin Templeton Founding Strategy(1)(3)	0.74%	0.14%	0.39%
Global Perspectives(4)	1.55%	0.95%	1.20%

(1)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the Underlying Funds in which the Portfolio invests.
(2)	For DFA World Equity, pursuant to a side letter, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.21%, 0.61% and 0.86% for Class ADV, Class I, and Class S shares respectively. Amounts waived pursuant to this side letter are not eligible for recoupment. The side letter will continue unless: (i) the Board approves a modification or termination of the side letter; or (ii) the Investment Management Agreement or the expense limitation agreement has been terminated.
(3)	For Franklin Templeton Founding Strategy, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.50%, 0.90% and 1.15% for Class ADV, Class I and Class S shares, respectively.
(4)	For Global Perspectives, the operating expense limits shown take into account the operating expenses incurred at the Underlying Fund Level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Except as otherwise noted above, the Investment Advisers may at a later date recoup from each Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Outstanding reimbursement balances due to the Portfolios, if any, under its respective expense limitation agreements are reflected in Reimbursement due from manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

	June 30,
	2014	2015	2016	Total
DFA Global Allocation	$80,515	$1,957	$4,985	$87,457
Global Perspectives	—	—	6,459	6,459

The expense limitation agreements are contractual and shall renew automatically for one-year terms unless: (i) DSL or ING Investments provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
DFA Global Allocation
Class ADV
6/30/2013	59,825	—	—	(18,364)	41,461	665,078	—	—	(204,941)	460,137
12/31/2012	102,860	—	3,506	(80,663)	25,703	1,066,351	—	37,658	(851,758)	252,251

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions		Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#		#	#	($)	($)	($)		($)	($)
DFA Global Allocation (continued)
Class I
6/30/2013	46,922	—	—		(23,862)	23,060	512,902	—	—		(267,736)	245,166
12/31/2012	44,497	—	1,120		(19,119)	26,498	464,156	—	11,888		(199,190)	276,854
Class S
6/30/2013	—	—	—		—	—	—	—	—		—	—
12/31/2012	—	—	—	*	—	—	—	—	—	*	—	—
DFA World Equity
Class ADV
6/30/2013	95,557	—	—		(14,514)	81,043	888,703	—	—		(132,402)	756,301
12/31/2012	79,539	—	5,492		(44,378)	40,653	644,781	—	42,286		(362,117)	324,950
Class I
6/30/2013	77,200	—	—		(84,639)	(7,439)	721,939	—	—		(823,483)	(101,544)
12/31/2012	96,592	—	4,482		(28,037)	73,037	807,551	—	35,135		(233,761)	608,925
Class S
6/30/2013	315,453	—	—		(1,166,737)	(851,284)	2,956,770	—	—		(11,071,211)	(8,114,441)
12/31/2012	849,238	—	435,940		(3,566,654)	(2,281,476)	7,050,138	—	3,417,767		(29,441,438)	(18,973,533)
Franklin Templeton Founding Strategy
Class ADV
6/30/2013	298,471	—	—		(184,831)	113,640	2,805,222	—	—		(1,749,584)	1,055,638
12/31/2012	127,548	—	21,633		(101,642)	47,539	1,081,145	—	174,794		(863,497)	392,442
Class I
6/30/2013	22,383	—	—		(13,591)	8,792	215,850	—	—		(131,663)	84,187
12/31/2012	119,927	—	7,974		(117,801)	10,100	1,030,810	—	65,542		(1,016,066)	80,286
Class S
6/30/2013	2,397,143	—	—		(3,432,113)	(1,034,970)	23,499,140	—	—		(33,104,480)	(9,605,340)
12/31/2012	975,987	—	3,489,944		(11,876,828)	(7,410,897)	8,228,010	—	28,582,639		(102,069,128)	(65,258,479)
Global Perspectives
Class ADV
5/1/2013(1) - 6/30/2013	31,530	—	—		(1,300)	30,230	315,873	—	—		(12,882)	302,991
Class I
5/1/2013(1) - 6/30/2013	12,123	—	—		(18)	12,105	122,640	—	—		(179)	122,461
Class S
5/1/2013(1) - 6/30/2013	3,001	—	—		—	3,001	30,010	—	—		—	30,010

*	Amount is less than 0.500 share or $0.50.
(1)	Commencement of operations.

NOTE 11  — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent.

Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11  — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2013. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2012 was as follows:

Ordinary Income
DFA Global Allocation	$156,064
DFA World Equity	3,495,188
Franklin Templeton Founding Strategy	28,822,975

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
			Amount	Character	Expiration
DFA Global Allocation	$—	$776,928	$(3,123)	Short-term	None
			(269,289)	Long-term	None

			$(272,412)

DFA World Equity	3,535,379	13,328,315	(36,891,533)	Short-term	2016
Franklin Templeton Founding Strategy	23,186,054	13,385,043	(18,260,768)	Short-term	2017
			(22,486,704)	Short-term	2018
			(27,921,934)	Long-term	None

			$(68,669,406)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’

federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Advisers or sub-advisers. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 13 — RESTRUCTURING PLAN

The Investment Advisers, Administrator and Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — RESTRUCTURING PLAN (continued)

(“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements, as applicable, for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and affiliated sub-advisory agreements, as applicable, prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of DFA Global Allocation, DFA World Equity and Franklin Templeton Founding Strategy approved new advisory agreements on April 22, 2013 and the initial shareholder of Global Perspectives approved a new advisory and affiliated sub-advisory agreement on April 29, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — RESTRUCTURING PLAN (continued)

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 14 — SUBSEQUENT EVENTS

On May 23, 2013, the Board approved a proposal to liquidate DFA Global Allocation. The proposed liquidation is subject to approval by shareholders of the Portfolio at a shareholder meeting scheduled to be held on or about August 20, 2013. The Portfolio will notify its shareholders if shareholder approval of the proposed liquidation is not obtained. If shareholder approval is obtained, it is expected that the liquidation will take place on our about September 6, 2013.

On July 22, 2013, the Portfolios and the Investment Advisers received exemptive relief from the SEC which permits the Investment Advisers, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Advisers or of another company that, indirectly or directly wholly owns the Investment Advisers. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

Dividends: Subsequent to June 30, 2013, the following Portfolios declared dividends of:

	Per Share Amounts
	Net Investment Income	Payable Date	Record Date
DFA World Equity
Class ADV	$0.1839	July 17, 2013	July 15, 2013
Class I	$0.2187	July 17, 2013	July 15, 2013
Class S	$0.1956	July 17, 2013	July 15, 2013
Franklin Templeton Founding Strategy
Class ADV	$0.2508	July 17, 2013	July 15, 2013
Class I	$0.2909	July 17, 2013	July 15, 2013
Class S	$0.2683	July 17, 2013	July 15, 2013

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

21

ING DFA GLOBAL ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 100.2%
36,908		DFA Emerging Markets Core Equity Portfolio	$676,158	5.2
42,465		DFA International Real Estate Securities Portfolio	215,300	1.7
69,931		DFA International Vector Equity Portfolio	697,912	5.4
90,422		DFA Large Cap International Portfolio	1,754,190	13.6
192,403		DFA Selectively Hedged Global Fixed Income Portfolio	1,902,864	14.7
72,919		DFA U.S. Core Equity 1 Portfolio	1,033,996	8.0
99,811		DFA U.S. Large Company Portfolio	1,264,607	9.8
15,433		DFA U.S. Small Cap Portfolio	408,966	3.2
180,674	@	VA Global Bond Portfolio	1,944,053	15.0
36,514	@	VA International Small Portfolio	386,313	3.0
48,544	@	VA International Value Portfolio	545,146	4.2
128,577	@	VA Short-Term Fixed Portfolio	1,312,774	10.1
19,992	@	VA U.S. Large Value Portfolio	404,646	3.1
26,351	@	VA U.S. Targeted Value Portfolio	408,178	3.2
		Total Mutual Funds (Cost $11,836,913)	12,955,103	100.2

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
31,711	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $31,711)	$31,711	0.2
	Total Short-Term Investments (Cost $31,711)	31,711	0.2

	Total Investments in Securities (Cost $11,868,624)	$12,986,814	100.4
	Liabilities in Excess of Other Assets	(48,434)	(0.4)

	Net Assets	$12,938,380	100.0

@	Non-income producing security
Cost for federal income tax purposes is $11,897,248.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,253,864
Gross Unrealized Depreciation	(164,298)

Net Unrealized Appreciation	$1,089,566

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Mutual Funds	$12,955,103	$—	$—	$12,955,103
Short-Term Investments	31,711	—	—	31,711

Total Investments, at fair value	$12,986,814	$—	$—	$12,986,814

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

22

ING DFA WORLD EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 99.6%
764,397		DFA Emerging Markets Core Equity Portfolio	$14,003,759	8.2
966,820		DFA International Real Estate Securities Portfolio	4,901,780	2.9
1,529,108		DFA International Vector Equity Portfolio	15,260,494	8.9
2,000,820		DFA Large Cap International Portfolio	38,815,915	22.7
1,595,528		DFA U.S. Core Equity 1 Portfolio	22,624,583	13.2
2,180,136		DFA U.S. Large Company Portfolio	27,622,325	16.1
339,862		DFA U.S. Small Cap Portfolio	9,006,345	5.3
813,640	@	VA International Small Portfolio	8,608,314	5.0
1,041,470	@	VA International Value Portfolio	11,695,711	6.8
441,077	@	VA U.S. Large Value Portfolio	8,927,392	5.2
581,547	@	VA U.S. Targeted Value Portfolio	9,008,162	5.3
		Total Mutual Funds (Cost $148,341,905)	170,474,780	99.6

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
555,786	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $555,786)	$555,786	0.3
	Total Short-Term Investments (Cost $555,786)	555,786	0.3

	Total Investments in Securities (Cost $148,897,691)	$171,030,566	99.9
	Assets in Excess of Other Liabilities	99,747	0.1

	Net Assets	$171,130,313	100.0

@	Non-income producing security
Cost for federal income tax purposes is $149,553,727.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,521,084
Gross Unrealized Depreciation	(2,044,245)

Net Unrealized Appreciation	$21,476,839

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Mutual Funds	$170,474,780	$—	$—	$170,474,780
Short-Term Investments	555,786	—	—	555,786

Total Investments, at fair value	$171,030,566	$—	$—	$171,030,566

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

23

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013, (UNAUDITED)

Shares			Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
26,145,831		ING Franklin Income Portfolio - Class I	$284,205,185	33.5
29,183,005	@	ING Franklin Mutual Shares Portfolio - Class I	284,242,466	33.5
20,578,892		ING Templeton Global Growth Portfolio - Class I	280,078,726	33.0
		Total Investments in Affiliated Investment Companies (Cost $662,876,422)	$848,526,377	100.0
		Liabilities in Excess of Other Assets	(273,255)	—

		Net Assets	$848,253,122	100.0

@	Non-income producing security
Cost	for federal income tax purposes is $771,114,899.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$77,411,478
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$77,411,478

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$848,526,377	$—	$—	$848,526,377

Total Investments, at fair value	$848,526,377	$—	$—	$848,526,377

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Issuer
ING Franklin Income Portfolio - Class I	$262,319,807	$22,850,437	$(12,029,309)	$11,064,250	$284,205,185	$—	$1,254,910	$—
ING Franklin Mutual Shares Portfolio - Class I	261,962,136	9,033,235	(17,795,875)	31,042,970	284,242,466	—	1,566,582	—
ING Templeton Global Growth Portfolio - Class I	264,895,600	12,324,421	(18,152,121)	21,010,826	280,078,726	—	3,227,381	—

	$789,177,543	$44,208,093	$(47,977,305)	$63,118,046	$848,526,377	$—	$6,048,873	$—

See Accompanying Notes to Financial Statements

24

ING GLOBAL PERSPECTIVES PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013, (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 99.9%
3,972	ING Clarion Global Real Estate Portfolio - Class I	$44,766	10.2
4,247	ING Emerging Markets Index Portfolio - Class I	43,961	10.0
4,071	ING Global Bond Fund - Class R6	43,401	9.9
5,090	ING GNMA Income Fund - Class I	44,233	10.1
1,592	ING Growth and Income Portfolio - Class I	43,659	9.9
5,077	ING International Index Portfolio - Class I	43,353	9.9
3,015	ING MidCap Opportunities Portfolio - Class I	43,895	10.0
4,194	ING PIMCO High Yield Portfolio - Class I	43,573	9.9

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: (continued)
2,145	ING Small Company Portfolio - Class I	$44,049	10.0
4,178	ING U.S. Bond Index Portfolio - Class I	43,912	10.0
	Total Investments in Affiliated Investment Companies (Cost $455,116)	$438,802	99.9
	Assets in Excess of Other Liabilities	460	0.1

	Net Assets	$439,262	100.0

Cost for federal income tax purposes is $455,529.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(16,727)

Net Unrealized Depreciation	$(16,727)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$438,802	$—	$—	$438,802

Total Investments, at fair value	$438,802	$—	$—	$438,802

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Issuer
ING Clarion Global Real Estate Portfolio - Class I	$—	$50,030	$(1,725)	$(3,539)	$44,766	$—	$(140)	$—
ING Emerging Markets Index Portfolio - Class I	—	49,045	(1,648)	(3,436)	43,961	—	(65)	—
ING Global Bond Fund - Class I	—	40,711	(40,711)	—	—	136	(26)	—
ING Global Bond Fund - Class R6	—	46,700	(1,025)	(2,274)	43,401	—	(46)	—
ING GNMA Income Fund - Class I	—	46,840	(1,714)	(893)	44,233	118	(33)	—
ING Growth and Income Portfolio - Class I	—	46,760	(2,644)	(457)	43,659	—	106	—
ING International Index Portfolio - Class I	—	47,445	(1,614)	(2,478)	43,353	—	(31)	—
ING MidCap Opportunities Portfolio - Class I	—	46,834	(2,428)	(511)	43,895	—	96	—
ING PIMCO High Yield Portfolio - Class I	—	46,844	(1,631)	(1,640)	43,573	286	(34)	—
ING Small Company Portfolio - Class I	—	46,716	(2,647)	(20)	44,049	—	152	—
ING U.S. Bond Index Portfolio - Class I	—	46,722	(1,744)	(1,066)	43,912	—	(37)	—

	$—	$514,647	$(59,531)	$(16,314)	$438,802	$540	$(58)	$—

See Accompanying Notes to Financial Statements

25

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING DFA Global Allocation Portfolio	1	*	842,917.000	14,333.000	5,738.000	0.000	862,988.000
	8	*	810,853.334	15,802.333	36,332.333	0.000	862,988.000
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING DFA World Equity Portfolio	1	*	16,220,882.000	877,891.000	1,371,632.000	0.000	18,470,405.000
	8	*	15,258,780.667	2,014,322.667	1,197,301.666	0.000	18,470,405.000
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Franklin Templeton Founding Strategy Portfolio	1	*	73,416,324.000	3,202,134.000	9,882,855.000	0.000	86,501,313.000
	8	*	69,737,901.667	7,239,261.667	9,524,149.666	0.000	86,501,313.000
* Proposals Passed

ING Investors Trust	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	3,772,604,208.181	200,055,617.846	0.000	0.000	3,972,659,826.027
John V. Boyer	5	*	3,771,764,050.384	200,895,775.643	0.000	0.000	3,972,659,826.027
Patricia W. Chadwick	5	*	3,772,206,322.587	200,453,503.440	0.000	0.000	3,972,659,826.027
Albert E. DePrince, Jr.	5	*	3,765,707,671.886	206,952,154.141	0.000	0.000	3,972,659,826.027
Peter S. Drotch	5	*	3,767,827,922.960	204,831,903.067	0.000	0.000	3,972,659,826.027
J. Michael Earley	5	*	3,770,753,270.683	201,906,555.344	0.000	0.000	3,972,659,826.027
Martin J. Gavin	5	*	3,775,692,739.886	196,967,086.141	0.000	0.000	3,972,659,826.027
Russell H. Jones	5	*	3,772,527,763.683	200,132,062.344	0.000	0.000	3,972,659,826.027
Patrick W. Kenny	5	*	3,771,382,294.384	201,277,531.643	0.000	0.000	3,972,659,826.027
Shaun P. Mathews	5	*	3,770,296,611.683	202,363,214.344	0.000	0.000	3,972,659,826.027
Joseph E. Obermeyer	5	*	3,772,728,725.886	199,931,100.141	0.000	0.000	3,972,659,826.027
Sheryl K. Pressler	5	*	3,770,539,151.683	202,120,674.344	0.000	0.000	3,972,659,826.027
Roger B. Vincent	5	*	3,770,381,868.886	202,277,957.141	0.000	0.000	3,972,659,826.027

*	Proposal Passed

26

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS FOR ING GLOBAL PERSPECTIVES PORTFOLIO (“GLOBAL PERSPECTIVES PORTFOLIO”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when Global Perspectives Portfolio, a series of ING Investors Trust (the “Trust”) enters into a new investment advisory contract (“Advisory Contract”) with ING Investments, LLC (“ING Investments” or the “Adviser”) and a new sub-advisory contract (“Sub-Advisory Contract”) between the Adviser and the sub-adviser, ING Investment Management Co. LLC (“ING IM”), (together, the “Advisory and Sub-Advisory Contracts”) the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at its meeting held on March 7, 2013 in determining whether to approve new advisory and sub-advisory arrangements for Global Perspectives Portfolio. Among other actions, the Independent Trustees of the Board: retain the services of one or more independent consultants with experience in the mutual fund industry to assist the Independent Trustees in working with the personnel employed by the Adviser or its affiliates who administer Global Perspectives Portfolio (“Management”) to identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships and to help evaluate that information; evaluate industry best practices in regard to the consideration of investment advisory and sub-advisory contracts; establish a specific format in which certain requested information is provided to the Board; and determine the process for reviewing such information in connection with advisory and sub-advisory contract approvals.

The type and format of the information provided to the Board or to K&L Gates LLP, legal counsel for the Independent Trustees, in connection with the contract approval process, has been codified in a 15(c) methodology guide (“15(c) Methodology Guide”) for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”). This guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request certain information that they deem important to facilitate an informed review in connection with initial approvals of advisory and sub-advisory contracts. The Independent Trustees review and update the 15(c) Methodology Guide annually. Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of advisory and sub-advisory arrangements (including Global Perspective Portfolio’s Advisory and Sub-Advisory Contracts). The Independent Trustees previously retained an independent firm to verify and test the accuracy of certain FACT sheets data for a representative sample of the ING Funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and the selected peer group of investment companies (“Selected Peer Group”) to be used by Global Perspectives Portfolio for certain comparison purposes during the review process. As part of an ongoing process, the Contracts Committee recommends or considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s International/ Balanced/ Fixed Income Funds Investment Review Committee reviews benchmarks used to assess the performance of Global Perspectives Portfolio.

In determining whether to approve the Advisory and Sub-Advisory Contracts for Global Perspectives Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory and Sub-Advisory Contracts, and the proposed policies and procedures for Global Perspectives Portfolio, should be approved. The materials provided to the Board in support of Global Perspectives Portfolio and the Global Perspectives Portfolio’s advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of Global Perspectives Portfolio that discusses, among other things, ING Investments’ experience and expertise in the management of other funds within the ING Funds complex; (2) information about Global Perspectives Portfolio’s proposed investment objectives and strategies and anticipated portfolio characteristics; (3) FACT sheets for Global Perspectives Portfolio that compare Global Perspectives Portfolio’s proposed fee rate structure to its comparable selected peer group (“Selected Peer Group”) and Morningstar/Lipper category medians;

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

(4) supporting documentation, including copies of the forms of Advisory and Sub-Advisory Contracts for Global Perspectives Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ING Investments in the context of ING Investments’ oversight and management of the ING funds in the ING Funds complex.

The Board considered that Global Perspectives Portfolio would be subject to the standard policies and procedures of the Trust previously approved by the Board for other series of the Trust and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing Global Perspectives Portfolio, ING Investments would be subject to procedures adopted pursuant to Rule 206(4)-7 under the 1940 Act that had been previously approved by the Board in connection with other funds in the ING funds complex.

The Board’s consideration of whether to approve the Advisory Contract with ING Investments on behalf of Global Perspectives Portfolio took into account several factors including, but not limited to, the following: (1) the nature, extent and quality of the services to be provided by ING Investments to the Global Perspectives Portfolio under the proposed Advisory Contract; (2) ING Investments’ experience as a manager-of-managers overseeing sub-advisers to other funds within the ING Funds complex; (3) ING Investments’ strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to Global Perspectives Portfolio; (5) the costs for the services to be provided by ING Investments, including that the proposed advisory fee would not be subject to breakpoint discounts and would be bifurcated; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of Global Perspectives Portfolio, including that: (a) the proposed management fee rate for Global Perspectives Portfolio is above the median and the average management fees of the funds in the Global Perspectives Portfolio’s Selected Peer Groups, and (b) the estimated expense ratio for Global Perspectives Portfolio is above the median and average expense ratios of funds in its Selected Peer Group; (7) the projected profitability of ING Investments; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, including its management team’s expertise in the management of other funds in the ING Funds complex; (9) ING Investments’ compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the ING Funds complex; (10) the information that had been provided by ING Investments at regular Board meetings, and in anticipation of the March 2013 meeting, with respect to its capabilities in overseeing other funds; and (11) “fall-out benefits” to ING Investments and its affiliates that were anticipated to arise from ING Investments’ management of Global Perspectives Portfolio.

In reviewing the proposed Sub-Advisory Contract with ING IM, the Board considered a number of factors, including, but not limited to, the following: (1) ING Investments’ view of the reputation of ING IM and its sub-advisory services; (2) ING IM’s strength and reputation in the industry; (3) the information that had been provided by ING IM in advance of the March 2013 Joint International/Balanced/Fixed Income Funds/Domestic Equity Funds Investment Review Committee meeting at which ING IM presented with respect to ING IM’s sub-advisory services; (4) the nature, extent and quality of the services to be provided by ING IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM; (6) the fairness of the compensation under the Sub-Advisory Contracts in light of the services to be provided by ING IM as the Global Perspectives Portfolio’s Sub-Adviser; (7) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by the Trust’s Chief Compliance Officer; (8) ING IM’s financial condition; (9) the appropriateness of the selection of ING IM in light of Global Perspective Portfolio’s investment objectives and prospective investor bases; and (10) ING IM’s Code of Ethics, which were previously approved by the Board.

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING DFA GLOBAL ALLOCATION PORTFOLIO AND ING DFA WORLD ALLOCATION PORTFOLIO (TOGETHER, THE “DFA PORTFOLIOS”), ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO (“FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO”), AND ING GLOBAL PERSPECTIVES PORTFOLIO

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

(“GLOBAL PERSPECTIVES PORTFOLIO”) (COLLECTIVELY, THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the DFA Portfolios, Franklin Templeton Founding Strategy Portfolio, and Global Perspectives Portfolio, each a series of ING Investors Trust (the “Trust”), enter into new investment advisory contracts (“Advisory Contract”) with ING Investments, LLC (“ING Investments”) or Directed Services LLC (“Directed Services”) (each an “Adviser” and, collectively the “Advisers”), as applicable, and, with the exception of Franklin Templeton Founding Strategy Portfolio, new sub-advisory contracts (“Sub-Advisory Contracts”) (together, the “Advisory and Sub-Advisory Contracts”) between the Advisers and Dimensional Fund Advisors LP and ING Investment Management Co. LLC (“ING IM”), sub-adviser to the DFA Portfolios and Global Perspectives Portfolio, respectively (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 (for the Advisory Contracts and Sub-Advisory Contracts with parties that are affiliated with the Adviser) and on March 7, 2013 (for Sub-Advisory Contracts with third parties that are not affiliated with the Adviser and for the Advisory Contract and Sub-Advisory Contract for Global Perspectives Portfolio) in determining whether to approve new advisory arrangements for the DFA Portfolios, Franklin Templeton Founding Strategy Portfolio, and Global Perspectives Portfolio, and new sub-advisory arrangements for the DFA Portfolios and Global Perspectives Portfolio in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Advisers and ING IM, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which include the Advisers and ING IM, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Advisers and ING IM. The Board further noted that the Separation Plan may result in the Advisers’ and ING IM’s loss of access to the services and resources of their ultimate parent company, which could adversely affect their businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”), including the advisory and sub-advisory agreements for the DFA Portfolios and Global Perspectives Portfolio, and the advisory agreement for Franklin Templeton Founding Strategy Portfolio, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the DFA Portfolios and Franklin Templeton Founding Strategy Portfolio and Directed Services, including Directed Service’s ability prior to, during and after the separation to perform the same level of service to the DFA Portfolios and Franklin Templeton Founding Strategy Portfolio as it currently provides. In this regard, the Board noted that Directed Services does not currently anticipate that the separation would have a material adverse impact on the DFA Portfolios and Franklin Templeton Founding Strategy Portfolio or their operations and administration.

The Board considered the potential effects of the separation on Global Perspectives Portfolio, ING Investments and ING IM, including ING Investments’ and ING IM’s ability prior to, during and after the separation to perform the same level of service to Global Perspectives Portfolio as they currently provide. In this regard, the Board noted that ING Investments and ING IM do not currently anticipate that the separation would have a material adverse impact on Global Perspectives Portfolio or its operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Advisers and ING IM, which in turn would result in the automatic termination of the current advisory agreements and current sub-advisory agreements (collectively, the “Current Agreements”). The decisions by the Board, including a majority of the Independent Trustees, to approve the proposed advisory agreements for the DFA Portfolios, Franklin Templeton Founding Strategy Portfolio, and Global Perspectives Portfolio and the proposed sub-advisory agreements for the DFA Portfolios and Global Perspectives Portfolio (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Advisers and Sub-Advisers, with respect to the DFA Portfolios and Global Perspectives Portfolio, to continue providing investment advisory, sub-advisory, with respect to the DFA Portfolios and Global Perspectives Portfolio, and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Advisers, Sub-Advisers, with respect to the DFA Portfolios and Global Perspectives Portfolio, and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Advisers and their counsel that the Advisers are seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Advisers, Dimensional Fund Advisors LP and ING IM under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012, with the exception of Global Perspectives Portfolio. The Current Agreements for Global Perspectives Portfolio were initially approved at in-person meetings of the Board held on March 7, 2013. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012 and March 7, 2013, as applicable, the Board concluded, in light of all factors it considered, including undertakings by the Advisers relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Advisers, Sub-Advisers, with respect to the DFA Portfolios and Global Perspectives Portfolio, and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; (5) the costs incurred and profits realized by the Advisers and their affiliates with respect to their services to DFA Portfolios and Franklin Templeton Founding Strategy Portfolio; and (6) the proposed costs and estimated profits to be realized by the Adviser, ING IM and their affiliates with respect to the ING Global Perspectives Portfolio.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the DFA Portfolios’ and Franklin Templeton Founding Strategy Portfolio’s Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013 (for the Advisory Contract and Sub-Advisory Contracts with parties that are affiliated with the Adviser) and on March 7, 2013 (for Sub-Advisory Contracts with third parties that are not affiliated with the Adviser and for the Advisory Contract and Sub-Advisory Contract for Global Perspectives Portfolio), the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 and March 7, 2013 approvals of the Proposed Agreements, as applicable, the Board considered a representation made to it on those dates by the Advisers’ president that there were no additional developments not already disclosed to the Board since November 29, 2012 or on March 7, 2013, as applicable, that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Advisers and their affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Funds. When making its decisions on January 10, 2013 and March 7, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolios’ best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.‘s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.‘s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1. The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2. The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Directors, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3. The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Advisers and their affiliates regarding the IPO, including details regarding ING U.S.‘s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

4. The Board received and evaluated written responses from the Advisers and their affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Portfolio by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5. The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Advisers and their affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6. The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.‘s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Advisers and their affiliates.

7. K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.‘s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Advisers and their affiliates, including the potential implications to the Advisers and their non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8. The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Advisers and their affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Advisers and their affiliates a series of follow-up information requests.

9. Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Trustees requested and received written assurances that the Advisers and their affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Advisers and their affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10. The Board considered representations by the Advisers and their affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Advisers and Sub-Advisers, with respect to the DFA Portfolios and Global Perspectives Portfolio, following the Change of Control Events contemplated by the Separation Plan.

11. The Board considered representations by the Advisers and their affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12. The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Advisers’ representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and their Advisers and Sub-Advisers, with respect to the DFA Portfolios and Global Perspectives Portfolio currently operate, including contractual provisions relating to fees and expenses.

13. The Board considered representations by the Advisers and their affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Advisers and Sub-Advisers, with respect to the DFA Portfolios and Global Perspectives Portfolio, can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14. The Board considered the steps by the Advisers and their affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15. The Board considered that the Advisers and their affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16. The Board considered ING U.S.‘s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17. The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Advisers, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18. The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19. The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

20. The Board considered actions taken by the Advisers subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21. The Board considered the potential benefits to be realized by the Advisers and their affiliates as a result of the Proposed Agreements.

22. The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Advisers and their affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the

Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013 and March 7, 2013, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and, as applicable, to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

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Investment Advisers

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UIITF0F1AIS	(0613-082113)

Semi-Annual Report

June 30, 2013

ING Investors Trust
■  ING American Funds Asset Allocation Portfolio
■  ING American Funds Global Growth and Income Portfolio
■  ING American Funds International Growth and Income Portfolio
■  ING American Funds International Portfolio
■  ING American Funds World Allocation Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	14
Portfolios of Investments	23
Shareholder Meeting Information	28
Advisory Contract Approval Discussion	30

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual Portfolio Return				Hypothetical (5% return before expenses)
Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013**
ING American Funds Asset Allocation Portfolio
$1,000.00	$1,099.60	1.05%	$5.47	$1,000.00	$1,019.59	1.05%	$5.26
ING American Funds Global Growth and Income Portfolio
1,000.00	1,070.80	1.47	7.55	1,000.00	1,017.50	1.47	7.35
ING American Funds International Growth and Income Portfolio
1,000.00	1,035.90	1.55	7.82	1,000.00	1,017.11	1.55	7.75
ING American Funds International Portfolio
1,000.00	1,030.20	1.32	6.64	1,000.00	1,018.25	1.32	6.61
ING American Funds World Allocation Portfolio*
1,000.00	1,032.10	0.68	3.43	1,000.00	1,021.42	0.68	3.41

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the master fund (if applicable), multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING American Funds Asset Allocation Portfolio	ING American Funds Global Growth and Income Portfolio	ING American Funds International Growth and Income Portfolio
ASSETS:
Investments in master fund at fair value*(1)	$460,109,818	$19,134,803	$14,503,168
Cash	703	54,754	45,460
Receivables:
Investment in master fund sold	43,761	193,777	—
Fund shares sold	—	—	433
Prepaid expenses	1,343	43	31
Total assets	460,155,625	19,383,377	14,549,092

LIABILITIES:
Payable for investments in master fund purchased	—	—	416
Payable for fund shares redeemed	43,761	193,776	17
Payable due to manager	—	235	1,936
Payable for administrative fees	—	784	604
Payable for distribution and shareholder service fees	263,955	10,974	8,458
Payable for trustee fees	2,209	88	67
Other accrued expenses and liabilities	33,348	11,114	12,732
Total liabilities	343,273	216,971	24,230
NET ASSETS	$459,812,352	$19,166,406	$14,524,862

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$310,295,984	$17,146,060	$13,868,705
Undistributed net investment income	5,749,040	320,350	142,016
Accumulated net realized gain (loss)	(38,272)	372,098	(224,794)
Net unrealized appreciation	143,805,600	1,327,898	738,935

NET ASSETS	$459,812,352	$19,166,406	$14,524,862
______________________
* Cost of investments in master fund at value	$316,304,218	$17,806,906	$13,764,233

Net assets	$459,812,352	$19,166,406	$14,524,862
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	38,215,642	1,626,111	1,358,831
Net asset value and redemption price per share	$12.03	$11.79	$10.69
______________________
(1)  The master funds for the ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income, and ING American Funds International are the Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, American Funds Insurance Series Global Growth and Income Fund, American Funds Insurance Series International Growth and Income Fund, and American Funds Insurance Series International Fund, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio
ASSETS:
Investments in master fund at fair value*(1)	$1,016,639,941	$—
Investments in underlying funds at fair value**	—	184,022,125
Cash	43,196	194,725
Receivables:
Investment in master fund sold	309,122	—
Investment in underlying funds sold	—	1,272,946
Prepaid expenses	3,486	635
Reimbursement due from manager	—	23,282
Total assets	1,016,995,745	185,513,713

LIABILITIES:
Payable for investments in underlying funds purchased	—	1,415,808
Payable for fund shares redeemed	309,122	47,138
Payable for investment management fees	—	15,370
Payable for administrative fees	—	15,370
Payable for distribution and shareholder service fees	426,104	92,213
Payable for trustee fees	5,311	963
Other accrued expenses and liabilities	106,128	30,373
Total liabilities	846,665	1,617,235
NET ASSETS	$1,016,149,080	$183,896,478

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,144,410,700	$164,816,319
Undistributed net investment income	10,468,874	3,099,049
Accumulated net realized gain (loss)	(87,739,763)	3,934,801
Net unrealized appreciation (depreciation)	(50,990,731)	12,046,309
NET ASSETS	$1,016,149,080	$183,896,478
______________________
* Cost of investments in master fund at value	$1,067,630,672	$—
** Cost of investments in underlying funds at value	$—	$171,975,816

Net assets	$1,016,149,080	$183,896,478
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	60,759,563	16,357,515
Net asset value and redemption price per share	$16.72	$11.24
______________________
(1)  The master funds for the ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income, and ING American Funds International are the Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, American Funds Insurance Series Global Growth and Income Fund, American Funds Insurance Series International Growth and Income Fund, and American Funds Insurance Series International Fund, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING American Funds Asset Allocation Portfolio	ING American Funds Global Growth and Income Portfolio	ING American Funds International Growth and Income Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$1,726,947	$119,044	$7,268
Total investment income	1,726,947	119,044	7,268
EXPENSES:
Distribution and shareholder service fees	1,533,340	60,941	46,313
Transfer agent fees	225	70	51
Administrative service fees	—	8,706	6,616
Shareholder reporting expense	20,935	350	249
Professional fees	26,788	6,502	3,859
Custody and accounting expense	13,825	403	275
Trustee fees	6,626	263	200
Miscellaneous expense	8,978	729	60
Interest expense	86	—	—
Total expenses	1,610,803	77,964	57,623
Net waived and reimbursed fees	—	(4,353)	(1,372)
Net expenses	1,610,803	73,611	56,251
Net investment income (loss)	116,144	45,433	(48,983)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,414,283	623,249	13,733
Net realized gain	4,414,283	623,249	13,733
Net change in unrealized appreciation (depreciation) on:
Master fund	36,356,618	379,937	381,955
Net change in unrealized appreciation (depreciation)	36,356,618	379,937	381,955
Net realized and unrealized gain	40,770,901	1,003,186	395,688
Increase in net assets resulting from operations	$40,887,045	$1,048,619	$346,705
______________________
(1)  The master funds for the ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income, and ING American Funds International are the Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, American Funds Insurance Series Global Growth and Income Fund, American Funds Insurance Series International Growth and Income Fund, and American Funds Insurance Series International Fund, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$3,814,703	$—
Dividends from underlying funds	—	782,573
Interest	—	5
Total investment income	3,814,703	782,578
EXPENSES:
Investment management fees	—	95,477
Distribution and shareholder service fees	2,633,764	572,864
Transfer agent fees	391	139
Administrative service fees	—	95,477
Shareholder reporting expense	33,860	5,977
Professional fees	53,395	11,058
Custody and accounting expense	38,010	6,502
Trustee fees	15,934	2,888
Miscellaneous expense	19,968	2,424
Total expenses	2,795,322	792,806
Net waived and reimbursed fees	—	(142,747)
Net expenses	2,795,322	650,059
Net investment income	1,019,381	132,519

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(19,603,582)	1,912,101
Capital gain distributions from affiliated underlying funds	—	701,690
Net realized gain (loss)	(19,603,582)	2,613,791
Net change in unrealized appreciation (depreciation) on:
Master fund	51,384,803	—
Underlying funds	—	3,516,850
Net change in unrealized appreciation (depreciation)	51,384,803	3,516,850
Net realized and unrealized gain	31,781,221	6,130,641
Increase in net assets resulting from operations	$32,800,602	$6,263,160
______________________
(1)  The master funds for the ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income, and ING American Funds International are the Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, American Funds Insurance Series Global Growth and Income Fund, American Funds Insurance Series International Growth and Income Fund, and American Funds Insurance Series International Fund, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds Asset Allocation Portfolio		ING American Funds Global Growth and Income Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$116,144	$5,635,959	$45,433	$274,974
Net realized gain (loss)	4,414,283	3,366,431	623,249	(63,601)
Net change in unrealized appreciation	36,356,618	45,576,978	379,937	1,403,791
Increase in net assets resulting from operations	40,887,045	54,579,368	1,048,619	1,615,164

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(5,001,975)	—	(157,681)
Net realized gains	—	(972,907)	—	(10,094)
Total distributions	—	(5,974,882)	—	(167,775)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,657,657	31,190,660	6,810,270	10,279,020
Reinvestment of distributions	—	5,974,882	—	167,775
	28,657,657	37,165,542	6,810,270	10,446,795
Cost of shares redeemed	(13,588,125)	(33,158,872)	(3,610,431)	(4,051,610)
Net increase in net assets resulting from capital share transactions	15,069,532	4,006,670	3,199,839	6,395,185
Net increase in net assets	55,956,577	52,611,156	4,248,458	7,842,574

NET ASSETS:
Beginning of year or period	403,855,775	351,244,619	14,917,948	7,075,374
End of year or period	$459,812,352	$403,855,775	$19,166,406	$14,917,948
Undistributed net investment income at end of year or period	$5,749,040	$5,632,896	$320,350	$274,917

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds International Growth and Income Portfolio		ING American Funds International Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(48,983)	$193,006	$1,019,381	$9,469,263
Net realized gain (loss)	13,733	(98,149)	(19,603,582)	(42,716,505)
Net change in unrealized appreciation	381,955	880,919	51,384,803	198,549,969
Increase in net assets resulting from operations	346,705	975,776	32,800,602	165,302,727

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(126,290)	—	(13,951,410)
Net realized gains	—	(20,697)	—	—
Total distributions	—	(146,987)	—	(13,951,410)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,753,897	6,854,860	9,296,578	30,204,816
Reinvestment of distributions	—	146,987	—	13,951,410
	4,753,897	7,001,847	9,296,578	44,156,226
Cost of shares redeemed	(1,723,887)	(1,200,692)	(70,173,194)	(163,946,987)
Net increase (decrease) in net assets resulting from capital share transactions	3,030,010	5,801,155	(60,876,616)	(119,790,761)
Net increase (decrease) in net assets	3,376,715	6,629,944	(28,076,014)	31,560,556
NET ASSETS:
Beginning of year or period	11,148,147	4,518,203	1,044,225,094	1,012,664,538
End of year or period	$14,524,862	$11,148,147	$1,016,149,080	$1,044,225,094
Undistributed net investment income at end of year or period	$142,016	$190,999	$10,468,874	$9,449,493

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds World Allocation Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$132,519	$2,945,353
Net realized gain	2,613,791	1,619,343
Net change in unrealized appreciation	3,516,850	18,300,898
Increase in net assets resulting from operations	6,263,160	22,865,594

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(2,654,575)
Net realized gains	—	(14,442,186)
Total distributions	—	(17,096,761)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,030,850	14,328,824
Reinvestment of distributions	—	17,096,761
	4,030,850	31,425,585
Cost of shares redeemed	(14,445,583)	(35,703,053)
Net decrease in net assets resulting from capital share transactions	(10,414,733)	(4,277,468)
Net increase (decrease) in net assets	(4,151,573)	1,491,365

NET ASSETS:
Beginning of year or period	188,048,051	186,556,686
End of year or period	$183,896,478	$188,048,051
Undistributed net investment income at end of year or period	$3,099,049	$2,966,530

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses excluding expenses of the master fund(2)(3)		Net investment income (loss) excluding expenses of the master fund(2)(3)	Net assets, end of year or period	Portfolio turnover rate(4)	Expenses including gross expenses of the master fund(2)(3)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)	Expenses including expenses net of all reductions of the master fund(2)(3)	Portfolio turnover rate of the master fund
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)	($000’s)	(%)	(%)	(%)	(%)	(%)

ING American Funds Asset Allocation Portfolio
06-30-13	10.94	(0.00	)*	1.09	1.09	—	—	—	—	12.03	9.96	0.74		0.05	459,812	3	1.05	1.05	1.05	40
12-31-12	9.62	0.15		1.34	1.49	0.14	0.03	—	0.17	10.94	15.56	0.73		1.47	403,856	9	1.04	1.04	1.04	61
12-31-11	9.67	0.14		(0.05)	0.09	0.14	0.00 *	—	0.14	9.62	0.87	0.73		1.38	351,245	7	1.04	1.04	1.04	43
12-31-10	8.78	0.13		0.90	1.03	0.14	—	—	0.14	9.67	11.96	0.73		1.53	361,435	7	1.04	1.04	1.04	46
12-31-09	7.26	0.17	•	1.50	1.67	0.12	0.03	—	0.15	8.78	23.37	0.74		2.18	314,087	4	1.06	1.06	1.06	41
04-28-08(5)–12-31-08	10.00	0.44	•	(3.18)	(2.74)	—	—	—	—	7.26	(27.40)	0.78		8.32	150,323	9	1.10	1.07	1.07	36

ING American Funds Global Growth and Income Portfolio
06-30-13	11.01	0.03	•	0.75	0.78	—	—	—	—	11.79	7.08	0.85	†	0.52	19,166	21	1.47	1.47	1.47	17
12-31-12	9.59	0.27	•	1.32	1.59	0.16	0.01	—	0.17	11.01	16.80	0.85	††	2.59	14,918	38	1.47	1.47	1.47	30
12-31-11	10.14	0.35	•	(0.90)	(0.55)	—	—	—	—	9.59	(5.42)	0.86	†††	3.60	7,075	43	1.47	1.47	1.47	25
12-15-10(5)–12-31-10	10.00	(0.00	)*	0.14	0.14	—	—	—	—	10.14	1.40	0.97	††††	(0.97)	3	—	1.58	1.58	1.58	30

ING American Funds International Growth and Income Portfolio
06-30-13	10.32	(0.04	)•	0.41	0.37	—	—	—	—	10.69	3.59	0.85	†	(0.74)	14,525	13	1.55	1.55	1.55	16
12-31-12	9.12	0.26	•	1.15	1.41	0.18	0.03	—	0.21	10.32	15.65	0.85	††	2.66	11,148	17	1.59	1.59	1.59	31
12-31-11	10.04	0.38	•	(1.30)	(0.92)	—	—	—	—	9.12	(9.16)	0.85	†††	3.97	4,518	46	1.58	1.58	1.58	48
12-15-10(5)–12-31-10	10.00	(0.00	)*	0.04	0.04	—	—	—	—	10.04	0.40	0.97	††††	(0.97)	3	—	1.71	1.71	1.71	31

ING American Funds International Portfolio
06-30-13	16.23	0.03		0.46	0.49	—	—	—	—	16.72	3.02	0.53		0.19	1,016,149	1	1.32	1.32	1.32	13
12-31-12	14.04	0.14	•	2.26	2.40	0.21	—	—	0.21	16.23	17.27	0.53		0.91	1,044,225	4	1.32	1.32	1.32	29
12-31-11	16.74	0.18	•	(2.53)	(2.35)	0.26	0.09	—	0.35	14.04	(14.38)	0.53		1.12	1,012,665	2	1.31	1.31	1.31	24
12-31-10	15.87	0.24		0.79	1.03	0.14	0.02	—	0.16	16.74	6.66	0.53		1.49	1,404,863	6	1.31	1.31	1.31	25
12-31-09	13.99	0.15		5.04	5.19	0.59	2.72	—	3.31	15.87	42.36	0.53		1.08	1,438,513	8	1.32	1.32	1.32	46
12-31-08	26.26	0.29	•	(10.94)	(10.65)	0.38	1.24	—	1.62	13.99	(42.46)	0.54		1.44	990,692	23	1.31	1.26	1.26	52

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were .90% and .87%, respectively.

††	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were .97% and 1.11%, respectively.

†††	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were 1.59% and 1.90%, respectively.

††††	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were 2.25% and 2.26%, respectively.

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reduction/ additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

ING American Funds World Allocation Portfolio
06-30-13	10.89	0.02	0.33	0.35	—	—	—	—	11.24	3.21	0.83	0.68	0.68	0.14	183,896	7
12-31-12	10.63	0.17 •	1.14	1.31	0.16	0.89	—	1.05	10.89	13.05	0.84	0.71	0.71	1.57	188,048	55
12-31-11	11.65	0.12	(0.77)	(0.65)	0.10	0.27	—	0.37	10.63	(5.87)	0.84	0.74	0.74	1.15	186,557	39
12-31-10	10.75	0.17	1.14	1.31	0.10	0.31	—	0.41	11.65	12.67	0.83	0.79	0.79	1.56	182,081	14
12-31-09	8.02	0.20	2.58	2.78	0.05	—	—	0.05	10.75	34.73	0.91	0.79	0.79	2.13	103,212	28
09-29-08(5)–12-31-08	10.00	0.43	(2.41)	(1.98)	—	—	—	—	8.02	(19.80)	4.56	0.79	0.79	22.00	13,124	7

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the InvestmentAdviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-four active separate investment series. The five series included in this report are: ING American Funds Asset Allocation Portfolio (“ING American Funds Asset Allocation”), ING American Funds Global Growth and Income Portfolio (“ING American Funds Global Growth and Income”), ING American Funds International Growth and Income Portfolio (“ING American Funds International Growth and Income”), ING American Funds International Portfolio (“ING American Funds International”), and ING American Funds World Allocation Portfolio (“ING American Funds World Allocation”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

Each Portfolio (except ING American Funds World Allocation) operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2013, ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income, and ING American Funds International held 3.3%,1.0%,1.7% and 12.0% of the American Funds Asset Allocation Fund, American Funds Global Growth and Income Fund, American Funds International Growth and Income Fund, and American Funds International Fund, respectively. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

ING Investments, LLC (“ING Investments”) serves as the investment adviser to ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds International. Directed Services LLC (“DSL”) serves as the investment adviser (collectively, with DSL, the “Investment Advisers”) to ING American Funds World Allocation. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. Each Portfolio’s investments in Master Funds or underlying funds (“Underlying Funds”) are recorded at their estimated fair value, as described below. The valuation of each Portfolio’s (except ING American Funds World Allocation) investment in its corresponding Master Fund is based on the net asset value (“NAV”) of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to financial statements, which accompany this report. The valuation of the ING American Funds World Allocation’s investments in its Underlying Funds is based on the NAV of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Advisers’ or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Master Funds or Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Master Funds or Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Board of Trustees (“Board”) has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the master fund or underlying funds is recognized on the ex-dividend date and is recorded as dividends in the Statement of Operations. Capital gain distributions received from the master fund or underlying funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES AND MASTER FUNDS EXPENSES

ING Investments provides ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds International with advisory services, under a management agreement. Under the terms of the management agreement, during periods when ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds International invest all or substantially all of their assets in another investment company, each respective Portfolio pays no management fee. During periods when ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds International have not invested all or substantially all of their assets in another investment company, each respective Portfolio pays ING Investments a monthly management fee based on the following annual rates of the average daily net assets:

Portfolio	Fee
ING American Funds Asset Allocation
0.50% of the first $600 million; 0.42% on the next $600 million; 0.36% on the next $800 million; 0.32% on the next $1 billion; 0.28% on the next $2 billion; 0.26% on the next $3 billion; and 0.25% of the amount in excess of $8 billion

ING American Funds Global Growth and Income	0.69% of the first $600 million; 0.59% on the next $600 million; 0.53% on the next $800 million; 0.50% on the next $1 billion; and 0.48% of the amount in excess of $3 billion.
ING American Funds International Growth and Income	0.69% of the first $500 million; 0.59% on the next $500 million; and 0.53% of the amount in excess of $1 billion.
ING American Funds International
0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets in excess of $10.5 billion

Because each of ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds International invests all of their assets in a Master Fund, each respective Portfolio and its shareholders will bear the fees and expenses of each respective Portfolio and the Master Fund in which it invests, with the result that the respective Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. Shareholders also bear the proportionate share of any sales charges incurred by each Portfolio related to the purchase of shares of the mutual fund investments.

ING American Funds World Allocation has entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL in the amount equal to 0.10% of the Portfolio’s average daily net assets.

Effective April 30, 2013, DSL entered into a sub-advisory agreement with ING Investment Management Co., LLC (“IIM”) with respect to ING American Funds World Allocation. Subject to such policies as the Board or DSL may determine, IIM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. During periods when ING American Funds Asset Allocation and ING American Funds International invest all or substantially all of their assets in another investment company, each respective Portfolio pays no administration fee. During periods when ING American Funds Asset Allocation and ING American Funds International invest directly in investment securities, each respective Portfolio pays IFS a monthly administration fee of 0.10% of its average daily net assets.

For ING American Funds Global Growth and Income, ING American Funds International Growth and Income, and ING American Funds World Allocation, IFS receives compensation in the amount equal to 0.10% of each Portfolio’s average daily net assets. IFS has contractually agreed to waive 0.05% of the administrative fee for ING American Funds Global Growth and Income and ING American Funds International Growth and Income. Amounts waived shall not be eligible for recoupment. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that the waiver will continue.

For the period ended June 30, 2013, ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds International invested substantially all of their assets in their respective Master Funds.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENTS IN MASTER FUNDS AND UNDERLYING FUNDS

For the period ended June 30, 2013, the cost of purchases and the proceeds from the sales of the Master Funds or Underlying Funds, were as follows:

	Purchases	Sales
ING American Funds Asset Allocation	$29,234,827	$14,017,477
ING American Funds Global Growth and Income	6,844,393	3,594,013
ING American Funds International Growth and Income	4,710,744	1,725,804
ING American Funds International	12,362,715	72,247,787
ING American Funds World Allocation	13,094,260	23,323,355

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with IID. The Distribution Plan provides that each Portfolio shall pay a 12b-1 distribution fee, for distribution services including payments to IID, at an annual rate not to exceed 0.35% of the average daily net assets of ING American Funds World Allocation, 0.45% of the average daily net assets of ING American Funds Asset Allocation, ING American Funds Global Growth and Income and ING American Funds International Growth and Income, and 0.50% of ING American Funds International. In addition, each Master Fund pays 0.25% of average assets annually to ING North America Insurance Company pursuant to a plan of distribution which fees are indirectly borne by Asset Allocation and International.

The Trust has entered into a shareholder service plan (“Shareholder Service Plan”) on behalf of ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds World Allocation. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners. Under the Shareholder Service Plan, ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds World Allocation make payments to the Distributor at an annual rate of 0.25% of each respective Portfolio’s average daily net assets.

In addition, Class 2 of each Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Master Fund Plan”). Under the Master Fund Plan, Class 2 of each Master Fund is authorized to pay a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Amounts paid under the Master Fund Plan are used by insurance company contract issuers (including ING affiliated insurance companies) to cover the expenses of certain contract owner services. Shareholders of ING American Funds International, which invests in Class 2 shares of its corresponding Master Fund, pay only their proportionate share of the Master Fund 12b-1 Plan expenses.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

For ING American Funds Global Growth and Income and ING American Funds International Growth and Income, ING Investments has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and Master Fund fees and expenses to 0.85%. The operating expense limit applies only at the Portfolio level and does not limit fees payable by the Master Funds in which each Portfolio invests.

ING Investments may at a later date recoup from each Portfolio management fees waived and other expenses assumed by ING Investments during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by ING Investments of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Outstanding reimbursement balances due to each Portfolio, if any, under its respective expense limitation agreement are reflected in Reimbursement due from manager on the accompanying Statement of Assets and Liabilities. The expense limitation agreement for each Portfolio is contractual and shall renew automatically for one-year terms unless: (i) ING Investments provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the management agreement has been terminated.

As of June 30, 2013, the cumulative amounts of reimbursed fees that are subject to possible recoupment by ING Investments, and the related expiration dates are as follows:

	June 30,
	2014	2015	2016	Total
ING American Funds Global Growth and Income	$16,434	$15,912	$4,727	$37,073
ING American Funds International Growth and Income	13,501	19,177	10,287	42,965

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 6 — EXPENSE LIMITATION AGREEMENT (continued)

For ING American Funds World Allocation, DSL has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to 0.79%. The operating expense limit applies only at the Portfolio level and does not limit fees payable by the Underlying Funds in which ING American Funds World Allocation invests.

DSL may at a later date recoup from ING American Funds World Allocation’s management fees waived and other expenses assumed by DSL during the previous 36 months, but only if, after such recoupment, that ING American Funds World Allocation’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by DSL of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Outstanding reimbursement balances due to ING American Funds World Allocation, if any, under its respective expense limitation agreements are reflected in Reimbursement due from manager on the accompanying Statement of Assets and Liabilities. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless: (i) DSL provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

Pursuant to a side agreement, DSL has agreed to limit expenses, including fees payable by the Underlying Funds in which ING American Funds World Allocation invests, to 1.21%. The side letter will continue unless: (i) the Board approves a modification or termination of the side letter; or (ii) the Investment Management Agreement or the expense limitation agreement has been terminated. There is no guarantee that this expense limit will continue. Fees waived pursuant to this side agreement are not eligible for recoupment.

As of June 30, 2013, the cumulative amounts of reimbursed fees that are subject to possible recoupment by DSL, and the related expiration dates are as follows:

	June 30,
	2014	2015	2016	Total
ING American Funds World Allocation	$159,402	$186,513	$296,438	$642,353

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following indirect, wholly-owned subsidiary of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING USA Annuity and Life Insurance Company	ING American Funds Asset Allocation	97.52%
	ING American Funds Global Growth and Income	97.34
	ING American Funds International	96.81
	ING American Funds International Growth and Income	97.60
	ING American Funds World Allocation	98.88

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolio. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2013, the following Portfolio had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
ING American Funds International Growth and Income	Professional	$2,882
	Shareholder Reporting	9,462

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
ING American Funds Asset Allocation
6/30/2013	2,445,319	—	—	(1,150,738)	1,294,581	28,657,657	—	—	(13,588,125)	15,069,532
12/31/2012	2,999,690	—	585,773	(3,192,083)	393,380	31,190,659	—	5,974,883	(33,158,872)	4,006,670
ING American Funds Global Growth and Income
6/30/2013	579,194	—	—	(307,548)	271,646	6,810,270	—	—	(3,610,431)	3,199,839
12/31/2012	988,819	—	17,015	(389,456)	616,378	10,279,020	—	167,775	(4,051,610)	6,395,185
ING American Funds International Growth and Income
6/30/2013	439,566	—	—	(160,459)	279,107	4,753,897	—	—	(1,723,887)	3,030,010
12/31/2012	690,907	—	15,538	(122,407)	584,038	6,854,860	—	146,987	(1,200,692)	5,801,155
ING American Funds International
6/30/2013	555,059	—	—	(4,142,711)	(3,587,652)	9,296,578	—	—	(70,173,194)	(60,876,616)
12/31/2012	2,052,913	—	979,734	(10,836,495)	(7,803,848)	30,204,815	—	13,951,411	(163,946,987)	(119,790,761)
ING American Funds World Allocation
6/30/2013	357,553	—	—	(1,262,639)	(905,086)	4,030,850	—	—	(14,445,583)	(10,414,733)
12/31/2012	1,331,845	—	1,686,071	(3,301,240)	(283,324)	14,328,824	—	17,096,761	(35,703,053)	(4,277,468)

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds International changes with the values of the corresponding Master Fund and its investments. ING American Funds World Allocation is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation (ING American Funds World Allocation). Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities (All Portfolios). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which a Master Fund and/or certain Underlying Funds may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund and/or certain Underlying Funds. Foreign investments may also subject a Master Fund and/or certain Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund and/or certain Underlying Funds investments.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

No dividends or distributions were made during the six months ended June 30, 2013. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2012 was as follows:

	Ordinary Income	Long-term Capital Gains
ING American Funds Asset Allocation	$5,001,975	$972,907
ING American Funds Global Growth and Income	167,775	—
ING American Funds International Growth and Income	128,275	18,712
ING American Funds International	13,951,410	—
ING American Funds World Allocation	2,654,575	14,442,186

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Long-term	Expiration
ING American Funds Asset Allocation	$5,635,051	$3,051,884	$99,944,543	$—	—
ING American Funds Global Growth and Income	274,937	50,524	646,286	—	—
ING American Funds International Growth and Income	191,013	—	118,453	—	—
ING American Funds International	9,468,605	—	(134,006,096)	(36,505,619)	None
ING American Funds World Allocation	3,091,260	1,770,582	7,956,658	—	—

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

The Investment Advisers, Administrator and IID are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements, as applicable, for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements, as applicable, prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of ING American Funds Asset Allocation, ING American Funds Global Growth and Income, ING American Funds International Growth and Income and ING American Funds International approved new advisory agreements on April 22, 2013 and shareholders of ING American Funds World Allocation approved a new advisory and sub-advisory agreement on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 13 — SUBSEQUENT EVENTS

On July 22, 2013, the Portfolios and the Investment Advisers received exemptive relief from the SEC which permits the Investment Advisers, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Advisers or of another company that, indirectly or directly wholly owns the Investment Advisers. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (continued)

Dividends: Subsequent to June 30, 2013, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
ING American Funds Asset Allocation	$0.1482	$—	$0.0803	July 17, 2013	July 15, 2013
ING American Funds Global Growth and Income	$0.1642	$—	$0.0302	July 17, 2013	July 15, 2013
ING American Funds International Growth and Income	$0.1432	$—	$—	July 17, 2013	July 15, 2013
ING American Funds International	$0.1560	$—	$—	July 17, 2013	July 15, 2013
ING American Funds World Allocation	$0.1808	$0.0090	$0.1087	July 17, 2013	July 15, 2013

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

22

ING AMERICAN FUNDS ASSET
ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.1%
22,699,054	@	American Funds Insurance Series Asset Allocation Fund — Class 1 Shares	$460,109,818	100.1

		Total Investments in Master Fund
		(Cost $316,304,218)	$460,109,818	100.1
		Liabilities in Excess of Other Assets	(297,466)	(0.1)
		Net Assets	$459,812,352	100.0

@	Non-income producing security

Cost for federal income tax purposes is $323,808,657.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$136,301,161
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$136,301,161

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Master Fund	$460,109,818	$—	$—	$460,109,818
Total Investments, at fair value	$460,109,818	$—	$—	$460,109,818

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

23

ING AMERICAN FUNDS GLOBAL GROWTH
AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.8%
1,696,348	@	American Funds Insurance Series Global Growth and Income Fund — Class 1 Shares	$19,134,803	99.8

		Total Investments in Master Fund
		(Cost $17,806,906)	$19,134,803	99.8
		Assets in Excess of Other Liabilities	31,603	0.2
		Net Assets	$19,166,406	100.0

@	Non-income producing security

Cost for federal income tax purposes is $17,962,757.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,172,046
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$1,172,046

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Master Fund	$19,134,803	$—	$—	$19,134,803
Total Investments, at fair value	$19,134,803	$—	$—	$19,134,803

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

24

ING AMERICAN FUNDS INTERNATIONAL
GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.9%
912,723	@	American Funds Insurance Series International Growth and Income Fund — Class 1 Shares	$14,503,168	99.9

		Total Investments in Master Fund
		(Cost $13,764,233)	$14,503,168	99.9
		Assets in Excess of Other Liabilities	21,694	0.1
		Net Assets	$14,524,862	100.0

@	Non-income producing security

Cost for federal income tax purposes is $14,009,249.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$493,919
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$493,919

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Master Fund	$14,503,168	$—	$—	$14,503,168
Total Investments, at fair value	$14,503,168	$—	$—	$14,503,168

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

25

ING AMERICAN FUNDS
INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
56,044,098	@	American Funds Insurance Series International Fund — Class 2 Shares	$1,016,639,941	100.0

		Total Investments in Master Fund
		(Cost $1,067,630,672)	$1,016,639,941	100.0
		Liabilities in Excess of Other Assets	(490,861)	—
		Net Assets	$1,016,149,080	100.0

@	Non-income producing security

Cost for federal income tax purposes is $1,101,285,754.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(84,645,813)
Net Unrealized Depreciation	$(84,645,813)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Master Fund	$1,016,639,941	$—	$—	$1,016,639,941
Total Investments, at fair value	$1,016,639,941	$—	$—	$1,016,639,941

ˆSee Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

26

ING AMERICAN FUNDS
WORLD ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
UNDERLYING FUNDS: 100.1%
3,196,109	@	American Funds Insurance Series Blue Chip Income and Growth Fund — Class 1 Shares	$36,659,366	19.9
4,238,478	@	American Funds Insurance Series Bond Fund — Class 1 Shares	45,945,107	25.0
274,134	@	American Funds Insurance Series Growth Fund — Class 1 Shares	18,339,553	10.0
825,631	@	American Funds Insurance Series High-Income Bond Fund — Class 1 Shares	9,214,040	5.0
1,015,765	@	American Funds Insurance Series International Fund — Class 1 Shares	18,497,082	10.1
1,155,858	@	American Funds Insurance Series International Growth and Income Fund — Class 1 Shares	18,366,590	10.0
1,664,435	@	American Funds Insurance Series New World Fund — Class 1 Shares	37,000,387	20.1

		Total Investments in Underlying Funds
		(Cost $171,975,816)	$184,022,125	100.1
		Liabilities in Excess of Other Assets	(125,647)	(0.1)
		Net Assets	$183,896,478	100.0

@	Non-income producing security

Cost for federal income tax purposes is $172,570,896.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$12,670,604
Gross Unrealized Depreciation	(1,219,375)
Net Unrealized Appreciation	$11,451,229

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Underlying Funds	$184,022,125	$—	$—	$184,022,125
Total Investments, at fair value	$184,022,125	$—	$—	$184,022,125

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

27

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment advisory agreement for certain Portfolios with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American Funds Asset Allocation Portfolio	3*	31,291,255.000	1,483,802.000	4,224,045.000	0.000	36,999,102.000
	8*	30,386,530.667	2,512,247.667	4,100,323.666	0.000	36,999,102.000

*    Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American Funds Global Growth and Income Portfolio	3*	1,243,954.017	102,400.000	101,522.000	0.000	1,447,876.017
	8*	1,198,853.351	117,326.333	131,696.333	0.000	1,447,876.017

*    Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American Funds International Growth and Income Portfolio	3*	1,042,930.022	58,813.000	65,875.000	0.000	1,167,618.022
	8*	941,772.356	77,724.333	148,121.333	0.000	1,167,618.022

*    Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American Funds International Portfolio	3*	55,444,734.000	3,509,975.000	5,070,258.000	0.000	64,024,967.000
	8*	53,336,622.334	5,715,573.333	4,972,771.333	0.000	64,024,967.000

*    Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American World Allocation Portfolio	1*	15,045,880.000	654,479.000	1,686,081.000	0.000	17,386,440.000
	3*	14,951,544.000	825,196.000	1,609,700.000	0.000	17,386,440.000
	8*	14,478,185.000	1,233,060.000	1,675,195.000	0.000	17,386,440.000

*    Proposals Passed

28

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

ING Investors Trust	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	3,772,604,208.181	200,055,617.846	0.000	0.000	3,972,659,826.027
John V. Boyer	5*	3,771,764,050.384	200,895,775.643	0.000	0.000	3,972,659,826.027
Patricia W. Chadwick	5*	3,772,206,322.587	200,453,503.440	0.000	0.000	3,972,659,826.027
Albert E. DePrince, Jr.	5*	3,765,707,671.886	206,952,154.141	0.000	0.000	3,972,659,826.027
Peter S. Drotch	5*	3,767,827,922.960	204,831,903.067	0.000	0.000	3,972,659,826.027
J. Michael Earley	5*	3,770,753,270.683	201,906,555.344	0.000	0.000	3,972,659,826.027
Martin J. Gavin	5*	3,775,692,739.886	196,967,086.141	0.000	0.000	3,972,659,826.027
Russell H. Jones	5*	3,772,527,763.683	200,132,062.344	0.000	0.000	3,972,659,826.027
Patrick W. Kenny	5*	3,771,382,294.384	201,277,531.643	0.000	0.000	3,972,659,826.027
Shaun P. Mathews	5*	3,770,296,611.683	202,363,214.344	0.000	0.000	3,972,659,826.027
Joseph E. Obermeyer	5*	3,772,728,725.886	199,931,100.141	0.000	0.000	3,972,659,826.027
Sheryl K. Pressler	5*	3,770,539,151.683	202,120,674.344	0.000	0.000	3,972,659,826.027
Roger B. Vincent	5*	3,770,381,868.886	202,277,957.141	0.000	0.000	3,972,659,826.027

*    Proposal Passed

29

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO, ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO, ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO, ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO AND ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME PORTFOLIO (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolios, each a series of ING Investors Trust (the “Trust”), enter into a new investment advisory contract (each an “Advisory Contract”) with ING Investments, LLC (“ING Investments”) or Directed Services LLC (“Directed Services”) (each an “Adviser” and, collectively the “Advisers”), as applicable, the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 in determining whether to approve new advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Advisers, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which include the Advisers, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Advisers. The Board further noted that the Separation Plan may result in the Advisers’ loss of access to the services and resources of their ultimate parent company, which could adversely affect their businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios and the Advisers, including the Advisers’ ability prior to, during and after the separation to perform the same level of service to the Portfolios as they currently provide. In this regard, the Board noted that the Advisers do not currently anticipate that the separation would have a material adverse impact on the Portfolios or their operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Advisers, which in turn would result in the automatic termination of the current advisory agreements (collectively, the “Current Agreements”). The decisions by the Board, including a majority of the Independent Trustees, to approve the proposed advisory agreements for the Portfolios (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Advisers to continue providing investment advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one

30

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Advisers and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Advisers and their counsel that the Adviser is seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Advisers under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Advisers relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Advisers and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Advisers and their affiliates with respect to their services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013, the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on that date by the Advisers’ president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Advisers and their affiliates that render administrative, distribution, compliance and other services to the Portfolios. When making its decisions on January 10, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolios’ best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the

31

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.	The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.	The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Trustees, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.	The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Advisers and their affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.	The Board received and evaluated written responses from the Advisers and their affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5.	The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Advisers and their affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.	The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Advisers and their affiliates.

7.	K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Advisers and their affiliates, including the potential implications to the Advisers and their non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L

32

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Gates regarding these matters and responded to questions.

8.	The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Advisers and their affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Advisers and their affiliates a series of follow-up information requests.

9.	Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Trustees requested and received written assurances that the Advisers and their affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Advisers and their affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.	The Board considered representations by the Advisers and their affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Advisers following the Change of Control Events contemplated by the Separation Plan.

11.	The Board considered representations by the Advisers and their affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.	The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Advisers’ representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and their Advisers currently operate, including contractual provisions relating to fees and expenses.

13.	The Board considered representations by the Advisers and their affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Advisers can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.	The Board considered the steps by the Advisers and their affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15.	The Board considered that the Advisers and their affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

33

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

16.	The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17.	The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Advisers, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18.	The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.	The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.	The Board considered actions taken by the Advisers subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.	The Board considered the potential benefits to be realized by the Advisers and their affiliates as a result of the Proposed Agreements.

22.	The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Advisers and their affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

34

American Funds

Insurance Series	®

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for several variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Mortgage Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund* show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of the other expenses. The waivers and reimbursements will be in effect through at least May 1, 2014, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which they would have been lower.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

*Effective August 12, 2013, Protected Asset Allocation Fund was renamed Managed Risk Asset Allocation Fund.

36

An improving housing market and greater confidence in moderate economic growth lifted U.S. stocks to record highs in the first half of 2013. A selloff late in the period cut into the gains — after the Federal Reserve hinted it might begin phasing out its stimulus program — but markets soon recovered. Standard & Poor’s 500 Composite Index rose 13.8% over the six months through June 30.

Stocks in Japan did even better, rising 16.5% as investors embraced new Prime Minister Shinzo Abe’s package of aggressive monetary easing, fiscal stimulus and structural reforms. Elsewhere, the picture was different. Many European markets faltered amid concerns about the euro zone’s protracted recession. Most emerging market economies were weak, particularly commodity-producing countries like Brazil and South Africa.

Global stocks in aggregate, as measured by the MSCI ACWI (All Country World Index), rose 6.1% for the six months through June 30. Apart from the U.S. and Japan, only Switzerland had a double-digit gain (+10.9%). More than half the countries in the index had losses, with developed countries holding up better than their developing counterparts. Peru declined the most (–29.3%), followed by the Czech Republic (–21.3%) and Egypt (–19.5%). The weakest developed markets were Italy (–9.0%), Austria (–7.6%), Canada (–6.7%) and Spain (–6.2%). Country returns are based on MSCI indexes. Returns for all MSCI indexes are calculated in U.S. dollars and reflect both dividends net of withholding taxes and reinvestment of distributions. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

While U.S. stocks enjoyed record highs during the first half of 2013, bond markets had a much tougher time. The feared reduction in Fed stimulus sparked the biggest quarterly selloff in Treasuries since 2010. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, lost 2.4% for the six-month period, while the Barclays Global Aggregate Index declined 4.8%. After rising 18.5% in 2012, the J.P. Morgan Emerging Markets Bond Index Global slumped to an 8.2% loss. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 1.4%. The yield on the 10-year U.S. Treasury was 2.52% at June 30, up from 1.78% on December 31, 2012.

The U.S. dollar gained against almost all currencies, particularly the Japanese yen (–13.0%), which continues to weaken because of the government’s monetary easing policy, the South African rand (–14.5%) and the Australian dollar (–11.8%). The euro declined 1.4%, the British pound lost 6.7% and the Canadian dollar fell 5.6%. A few currencies gained against the dollar, led by the Israeli shekel (+2.5%), Chinese renminbi (+1.5%) and Kenyan shilling (+0.3%).

In this report

Letter to investors

Fund reviews

Investment portfolios

International FundSM

Global Growth and Income FundSM

International Growth and Income FundSM

Asset Allocation FundSM

Financial statements

37	American Funds Insurance Series

Results for the equity funds in American Funds Insurance Series were mostly positive. Not surprisingly, U.S.-focused funds had the best returns. The global bond market weakness was reflected in the series’ bond fund results — all recorded losses except High-Income Bond Fund, which often has results more in line with an equity fund.

Looking ahead

The U.S. economy continues to improve, as evidenced by the resurgent housing market and growing auto sales. While unemployment remains high by historical standards, it declined slightly during the six-month period. We believe that company valuations are moderate and, if these conditions persist, that U.S. equity investors are likely to see returns in line with long-term averages. Of course, there are still unresolved issues in other areas, including the ongoing European debt crisis, geopolitical tensions in the Middle East and Northeast Asia, and slowing growth in China. These problems could have an impact on U.S. and global equity markets if they rise in importance, but they appear to be receding at this point. For bond investors, the outlook is somewhat murkier. Long-term interest rates have risen recently and are expected to rise further in the coming months, which could affect bond fund returns.

This uncertainty serves as a reminder to investors of the importance of staying focused on financial goals and not being distracted by negative news. Our portfolio managers and investment analysts consider the long-term fundamental prospects for a company before making investment decisions, and we think it is important that investors also take a long-term view. When our time horizon is aligned with yours, it makes for the best possible partnership.

However, we recognize that some investors may have short-term financial needs that make extra protection against volatility valuable and worthy of discussion with a financial advisor. Such investors may include those who are about to retire or are in retirement and have certain withdrawal requirements. For these investors, and those who are concerned about volatility, we have added four new managed risk funds to American Funds Insurance Series: Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund. These funds join Managed Risk Asset Allocation Fund (formerly known as Protected Asset Allocation Fund), which launched in September 2012.

Each fund invests primarily in shares of the underlying fund of the same name. Managed Risk Growth Fund, for example, invests primarily in shares of American Funds Insurance Series Growth Fund. The managed risk funds then seek to provide lower volatility than the underlying fund through the use of an additional risk management strategy that adjusts the managed risk funds’ effective exposure to stocks during periods of market volatility.

Results for the new funds and a summary of their first two months in operation, as well as portfolio holdings, appear in this report.

We thank all investors for their support and look forward to reporting to you again in six months.

Donald D. O’Neal
Vice Chairman of the Board

Alan N. Berro
President

August 8, 2013

38	American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund rose 3.33% for the six months ended June 30, 2013, beating its benchmark index, the MSCI ACWI (All Country World Index) ex USA, which lost 0.04%. 1 The fund’s peer group, as measured by the Lipper International Funds Index, increased 3.27%.

     The most impactful macroeconomic narratives for the fund were the continuing prospects of a U.S. recovery, and monetary and fiscal policies in Japan, which have boosted the Japanese stock market precipitously.

     Despite a lower exposure to Japan than the index, the large holding in SOFTBANK, a Japanese telecommunications and internet corporation, compensated for the lower concentration in that country.

     Offsetting gains was a weakness in emerging markets, which was a function of the Chinese economy slowing down and a liquidity squeeze as the U.S. dollar strengthened. European austerity measures have improved those countries’ balance sheets, but there is not a lot of growth, which may prompt more intervention from the European Central Bank.

     The fund’s portfolio managers are optimistic for continuing recovery in Japan, and as the emerging markets have sold off, valuations may become more attractive, which means buying opportunities in emerging market companies may arise.

Country diversification	(percent of net assets)
Europe
Germany	11.5%
Switzerland	8.8
United Kingdom	7.8
France	7.7
Russia	2.7
Denmark	2.2
Belgium	2.1
Netherlands	1.8
Sweden	1.1
Other	2.7
48.4

Asia/Pacific Basin
Japan	11.1
Hong Kong	9.3
China	6.6
India	6.3
South Korea	5.8

Asia/Pacific Basin (continued)
Thailand	2.0%
Indonesia	1.3
Other	1.6
44.0

Other regions
Israel	1.7
South Africa	1.3
3.0

The Americas
United States	1.1
Other	.8
1.9
Short-term securities & other
assets less liabilities	2.7

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013
	Class 1	Class 2	Class 3	Class 4
1 year	16.91%	16.69%	16.76%	16.58%
5 years	1.33	1.09	1.15	0.87
10 years	9.60	9.33	9.40	9.08
Lifetime (since May 1, 1990)	8.34	8.07	8.15	7.81
Expense ratios	.54	.79	.72	1.04[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market index is unmanaged and, therefore, has no expenses.

1 The MSCI index result reflects dividends net of withholding taxes.
2 The expense ratio for Class 4 shares is estimated.

39	American Funds Insurance Series

Country diversification	(percent of net assets)
The Americas
United States	47.2%
Canada	2.8
Mexico	.7
50.7

Europe
United Kingdom	8.5
France	5.9
Germany	3.0
Switzerland	2.4
Netherlands	1.1
Other	1.3
22.2

Asia/Pacific Basin
Japan	5.7%
Taiwan	4.6
Hong Kong	2.0
China	2.0
Singapore	1.7
Australia	1.5
Other	2.9
20.4

Other regions
South Africa	2.1

Bonds, notes & other debt
instruments, short-term securities
& other assets less liabilities	4.6

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013
	Class 1	Class 2	Class 4
1 year	19.74%	19.40%	19.38%
5 years	4.29	4.03	3.81
Lifetime (since May 1, 2006)	4.77	4.49	4.27
Expense ratios	.62	.87	1.12[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1 The expense ratio for Class 4 shares is estimated.
2 The MSCI index result reflects dividends net of withholding taxes.

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 7.27% for the six months ended June 30, 2013, compared with a 6.05%2 return for the MSCI ACWI (All Country World Index).

     After a strong first quarter, many stock markets struggled in the second half of the period. The robust U.S. market was the primary contributor to the fund’s return. Holdings in France, Japan and the United Kingdom also added value. The fund’s holdings in emerging markets generally detracted from results — South Africa was weakest, followed by China, India and Mexico. In developed countries, holdings in Canada and Singapore lost ground.

     The fund’s five largest industry sectors all had double-digit returns for the period. Industrials gained the most, followed by consumer discretionary, health care, information technology and financials.

     The materials sector had the fund’s poorest results, as companies struggled with low demand. Mining companies were particularly hard hit; four were among the fund’s five weakest holdings on a relative basis. Holdings in telecommunication services were also a slight drag on results.

     Despite an uncertain global outlook, the fund’s portfolio managers continue to find opportunities for long-term investors at reasonable valuations.

40	American Funds Insurance Series

Country diversification	(percent of net assets)
Europe
United Kingdom	23.6%
France	7.5
Switzerland	5.6
Germany	5.3
Sweden	4.5
Portugal	3.1
Russia	2.4
Netherlands	1.6
Spain	1.4
Denmark	1.2
Belgium	1.1
Other	2.2
59.5

Asia/Pacific Basin
Hong Kong	5.9
Japan	5.3
Australia	2.7
Singapore	2.0
South Korea	1.8
Indonesia	1.5
Taiwan	1.5

Asia/Pacific Basin (continued)
China	1.4%
India	1.4
Thailand	1.3
Other	.1
24.9

The Americas
United States	4.7
Canada	1.1
Other	.8
6.6

Other regions
Israel	1.1
Other	1.3
2.4

Short-term securities & other
assets less liabilities	6.6

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013
	Class 1	Class 2	Class 4
1 year	14.15%	13.84%	13.82%
Lifetime (since November 18, 2008)	13.97	13.69	13.46
Expense ratios	.74	.99	1.24[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1 The expense ratio for Class 4 shares is estimated.
2 The MSCI index result reflects dividends net of withholding taxes.

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 3.85% for the six months ended June 30, 2013, compared with a 0.04%2 loss for the MSCI ACWI (All Country World Index) ex USA.

     After a strong first quarter, stock markets outside the U.S. were generally weak in the second half of the period. Developing countries fared the worst.

     The fund’s strongest sector was telecommunication services, which included the portfolio’s top contributor in Japan’s SOFTBANK. Low exposure to the weak materials sector helped the fund avoid widespread losses in the mining industry.

     On a country basis, the fund’s highest returns came from Japan, the Netherlands and Italy. Holdings in the United Kingdom — 23.6% of assets at June 30 — had a significant positive impact on results. The gains in Japanese holdings were muted by the fund’s relatively low exposure, a result of its focus on stocks with good dividend yields.

     The fund also benefited from relatively low exposure to emerging markets, which bore the brunt of the investor selloff following speculation about an end to quantitative easing. As the global economic outlook remains uncertain, the portfolio managers continue to maintain a conservative approach.

41	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund — a mix of stocks and bonds — gained 10.20% for the six months ended June 30, 2013. The benchmark index for the fund’s equity portfolio, the S&P 500, rose 13.82%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, declined 2.44%. The 60/40 S&P/ Barclays Index gained 7.09%.1

     U.S. stocks started the year strongly, reaching record highs in April and May, before falling in June on concerns that the Federal Reserve might start to taper its quantitative easing program.

     All industry sectors were positive for the fund during the period. The three largest sectors at June 30 — financials, consumer discretionary and health care — had strong gains. The fund’s second-smallest sector, telecommunication services, had the highest return due mainly to Japanese mobile telephone and internet provider SOFTBANK, which completed its purchase of U.S. mobile carrier Sprint after the close of the period.

     Overall, holdings outside the U.S. added to results. The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach while markets remain uncertain, were a drag on results.

     The portfolio managers continue to emphasize investments in stocks, which accounted for 68.6% of assets at June 30, while bonds and other securities were at 22.0% and cash at 9.4%.

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013
	Class 1	Class 2	Class 3	Class 4
1 year	19.01%	18.67%	18.84%	18.68%
5 years	6.64	6.37	6.45	6.16
10 years	7.68	7.42	7.49	7.17
Lifetime (since August 1, 1989)	8.43	8.14	8.23	7.90
Expense ratios	.31	.56	.49	.81[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[2]	The expense ratio for Class 4 shares is estimated.
42	American Funds Insurance Series

International Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets		Percent of net assets
Novartis	4.67%	Teva Pharmaceutical	1.66%
Samsung Electronics	3.81	SMC	1.66
SOFTBANK	3.74	Murata Manufacturing	1.58
Bayer	2.98	Novo Nordisk	1.55
AIA Group	2.06	Nestlé	1.55

Common stocks — 96.12%			Percent
		Value	of net
	Shares	(000)	assets
Financials — 15.61%
AIA Group Ltd.	41,324,700	$175,027	2.06%
Barclays PLC	26,465,900	112,085	1.32
Sberbank of Russia (ADR)	8,194,000	93,330	1.31
Sberbank of Russia (GDR)[1]	1,604,711	18,278
Prudential PLC	6,570,265	107,425	1.27
Housing Development Finance Corp. Ltd.	5,292,000	78,282	.92
Credit Suisse Group AG	2,879,625	76,369	.90
BNP Paribas SA	1,315,001	71,847	.85
Other securities		592,902	6.98
		1,325,545	15.61

Health care — 15.03%

Novartis AG	5,577,613	396,229	4.67
Bayer AG	2,372,823	253,048	2.98
Teva Pharmaceutical Industries Ltd. (ADR)	3,603,000	141,237	1.66
Novo Nordisk A/S, Class B	847,726	132,113	1.55
Merck KGaA	477,931	72,817	.86
Fresenius SE & Co. KGaA	585,602	72,192	.85
Other securities		208,227	2.46
		1,275,863	15.03

Consumer discretionary — 14.86%

Rakuten, Inc.	8,724,000	103,179	1.22
Sands China Ltd.	21,522,000	101,421	1.19
Hyundai Motor Co.	451,700	89,189	1.05
Volkswagen AG, nonvoting preferred	404,100	81,819	.96
Tata Motors Ltd.	16,727,871	79,185	.93
Li & Fung Ltd.	56,396,000	77,511	.91
Daimler AG	1,268,000	76,723	.90
adidas AG	580,000	62,767	.74
Nissan Motor Co., Ltd.	5,900,000	59,785	.70
Melco Crown Entertainment Ltd. (ADR)[2]	2,505,000	56,012	.66
Galaxy Entertainment Group Ltd.[2]	10,673,000	52,291	.62
Other securities		421,206	4.98
		1,261,088	14.86

Industrials — 11.50%

SMC Corp.	701,600	140,914	1.66
Legrand SA	1,824,500	84,640	1.00
ASSA ABLOY AB, Class B	1,865,000	73,086	.86
Jardine Matheson Holdings Ltd.	1,206,800	73,012	.86
European Aeronautic Defence and Space Co. EADS NV	1,200,514	64,170	.76
Deutsche Lufthansa AG2	2,653,500	53,864	.63
Other securities		486,523	5.73
		976,209	11.50

43	American Funds Insurance Series

International Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 11.06%

Samsung Electronics Co. Ltd.	275,150	$323,323	3.81%
Murata Manufacturing Co., Ltd.	1,761,000	134,055	1.58
NetEase, Inc. (ADR)	1,571,735	99,287	1.17
Baidu, Inc., Class A (ADR)[2]	998,000	94,341	1.11
Gemalto NV	799,053	72,348	.85
Tencent Holdings Ltd.	1,362,000	53,419	.63
Other securities		162,004	1.91
		938,777	11.06

Consumer staples — 7.83%

Nestlé SA	2,007,200	131,646	1.55
Anheuser-Busch InBev NV	1,400,000	124,628	1.47
Pernod Ricard SA	1,004,960	111,438	1.31
Charoen Pokphand Foods PCL	91,125,000	75,656	.89
Other securities		221,747	2.61
		665,115	7.83

Telecommunication services — 6.96%

SOFTBANK CORP.	5,439,100	317,528	3.74
MTN Group Ltd.	6,145,800	114,398	1.35
Other securities		159,133	1.87
		591,059	6.96

Materials — 4.15%

Syngenta AG	170,200	66,599	.79
Linde AG	302,000	56,351	.66
Other securities		229,560	2.70
		352,510	4.15

Energy — 2.76%

BP PLC	9,990,102	69,173	.81
Royal Dutch Shell PLC, Class B	1,730,000	57,256	.67
Other securities		107,501	1.28
		233,930	2.76

Utilities — 2.56%

Power Grid Corp. of India Ltd.	61,651,640	115,470	1.36
Other securities		102,093	1.20
		217,563	2.56

Miscellaneous — 3.80%

Other common stocks in initial period of acquisition		322,194	3.80
Total common stocks (cost: $6,490,498,000)		8,159,853	96.12

44	American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments — 1.19%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
U.S. Treasury bonds & notes — 1.13%

U.S. Treasury:
4.75% 2014	$65,000	$67,583
0.25% 2015	28,200	28,153	1.13%
		95,736	1.13

Financials — 0.06%

Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[3]	£2,535	5,050	.06
Total bonds, notes & other debt instruments (cost: $99,926,000)		100,786	1.19

Short-term securities — 1.71%

Freddie Mac 0.10%–0.11% due 12/18/2013–1/22/2014	$73,600	73,541	.86
Other securities		71,877	.85
Total short-term securities (cost: $145,438,000)		145,418	1.71
Total investment securities (cost: $6,735,862,000)		8,406,057	99.02
Other assets less liabilities		83,470	.98
Net assets		$8,489,527	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,519,000, which represented .12% of the net assets of the fund. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .08% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

45	American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
					(depreciation) at
			Receive	Deliver	6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	7/18/2013	Barclays Bank PLC	$2,868	A$3,000	$ 128
Australian dollars	7/18/2013	UBS AG	$10,531	A$11,000	487
Euros	7/11/2013	UBS AG	$6,928	€5,300	29
Euros	7/18/2013	UBS AG	$198,621	€149,000	4,659
Euros	7/31/2013	Bank of America, N.A.	$36,420	€28,000	(31)
Japanese yen	7/22/2013	Barclays Bank PLC	$87,744	¥8,355,000	3,496
Japanese yen	7/29/2013	Barclays Bank PLC	$114,144	¥11,155,000	1,658
					$10,426

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $43,124,000, which represented .51% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen

See Notes to Financial Statements

46	American Funds Insurance Series

Global Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets		Percent of net assets
Taiwan Semiconductor Manufacturing	3.84%	Vodafone	1.89%
Merck	3.80	Marsh & McLennan	1.61
Home Depot	3.48	MTN Group	1.53
AXA	2.15	Google	1.50
CME Group	2.10	United Continental Holdings	1.42

Common stocks — 94.73%			Percent
		Value	of net
	Shares	(000)	assets
Financials — 22.05%

AXA SA	2,171,935	$42,675	2.15%
CME Group Inc., Class A	546,847	41,550	2.10
Marsh & McLennan Companies, Inc.	800,000	31,936	1.61
Agricultural Bank of China, Class H	62,500,000	25,786	1.30
JPMorgan Chase & Co.	408,200	21,549	1.09
Hospitality Properties Trust	815,000	21,418	1.08
Wells Fargo & Co.	445,000	18,365	.93
Shinsei Bank, Ltd.	8,060,000	18,285	.92
Rayonier Inc.[1]	310,000	17,171	.87
Oaktree Capital Group, LLC	285,000	14,977	.76
McGraw Hill Financial, Inc.	280,500	14,920	.75
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,025,000	14,565	.74
Other securities		153,561	7.75
		436,758	22.05

Consumer discretionary — 16.06%

Home Depot, Inc.	890,000	68,948	3.48
Comcast Corp., Class A	640,000	26,803	1.35
Honda Motor Co., Ltd.	710,000	26,380	1.33
Twenty-First Century Fox, Class A1,2	750,600	21,760	1.10
D.R. Horton, Inc.	1,000,000	21,280	1.08
Amazon.com, Inc.[1]	64,400	17,883	.90
HUGO BOSS AG	150,000	16,518	.83
Bayerische Motoren Werke AG	170,000	14,866	.75
Toyota Motor Corp.	246,000	14,857	.75
Carnival Corp., units	430,000	14,745	.75
Other securities		74,157	3.74
		318,197	16.06

Information technology — 10.62%

Taiwan Semiconductor Manufacturing Co. Ltd.	18,557,000	68,727
			3.84
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	7,328
Google Inc., Class A1	33,800	29,757	1.50
STMicroelectronics NV	2,950,000	26,576	1.34
Microsoft Corp.	410,000	14,157	.72
Other securities		63,809	3.22
		210,354	10.62

Industrials — 9.89%

United Continental Holdings, Inc.[1]	900,000	28,161	1.42
Meggitt PLC	3,480,500	27,395	1.38
Lockheed Martin Corp.	200,000	21,692	1.10
Geberit AG	60,000	14,883	.75
European Aeronautic Defence and Space Co. EADS NV	274,000	14,646	.74
Other securities		89,177	4.50
		195,954	9.89

47	American Funds Insurance Series

Global Growth and Income Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Health care — 8.78%

Merck & Co., Inc.	1,619,544	$75,228	3.80%
Novartis AG	303,000	21,525	1.09
Vertex Pharmaceuticals Inc.[1]	238,877	19,079	.96
Other securities		58,055	2.93
		173,887	8.78

Consumer staples — 7.10%

Unilever NV, depository receipts	550,000	21,660	1.09
Mondelez International, Inc.	550,000	15,691	.79
Imperial Tobacco Group PLC	450,000	15,605	.79
British American Tobacco PLC	278,500	14,264	.72
Other securities		73,557	3.71
		140,777	7.10

Telecommunication services — 6.04%

Vodafone Group PLC	13,130,000	37,514	1.89
MTN Group Ltd.	1,630,000	30,341	1.53
AT&T Inc.	525,000	18,585	.94
TalkTalk Telecom Group PLC	4,691,100	16,011	.81
Other securities		17,140	.87
		119,591	6.04

Energy — 4.81%

Kinder Morgan, Inc.	550,000	20,982	1.06
Coal India Ltd.	2,800,000	14,256	.72
Peyto Exploration & Development Corp.	485,000	14,019	.71
Other securities		45,985	2.32
		95,242	4.81

Utilities — 3.82%

National Grid PLC	1,789,680	20,306	1.03
Power Assets Holdings Ltd.	2,250,000	19,407	.98
Exelon Corp.	500,000	15,440	.78
Other securities		20,485	1.03
		75,638	3.82

Materials — 3.82%

Dow Chemical Co.	445,000	14,316	.72
Other securities		61,307	3.10
		75,623	3.82

Miscellaneous — 1.74%

Other common stocks in initial period of acquisition		34,470	1.74
Total common stocks (cost: $1,552,559,000)		1,876,491	94.73

48	American Funds Insurance Series

Global Growth and Income Fund

Convertible securities — 0.67%			Percent
		Value	of net
		(000)	assets
Other — 0.67%

Other securities		$13,198	.67%
Total convertible securities (cost: $11,451,000)		13,198	.67

Bonds, notes & other debt instruments — 1.10%

Other — 1.10%

Other securities		21,728	1.10
Total bonds, notes & other debt instruments (cost: $18,007,000)		21,728	1.10

Short-term securities — 3.26%	Principal
	amount
	(000)

Toronto-Dominion Holdings USA Inc. 0.23% due 11/8/2013[3]	$17,800	17,790	.90
Other securities		46,780	2.36
Total short-term securities (cost: $64,571,000)		64,570	3.26
Total investment securities (cost: $1,646,588,000)		1,975,987	99.76
Other assets less liabilities		4,799	.24
Net assets		$1,980,786	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,141,000, which represented .21% of the net assets of the fund. Some of these securities (with an aggregate value of $915,000, an aggregate cost of $2,006,000, and which represented .05% of the net assets of the fund) were acquired on 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2013, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2013
	shares	Additions	Reductions	shares	(000)	(000)

Rickmers Maritime	27,420,000	27,420,000	—	54,840,000	$329	$11,682

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	This security has been authorized but has not yet been issued.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $44,745,000, which represented 2.26% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

49	American Funds Insurance Series

International Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets		Percent of net assets
Philip Morris International	3.49%	Pernod Ricard	1.89%
EDP – Energias de Portugal	3.07	National Grid	1.84
Novartis	2.68	VINCI	1.70
BP	2.30	SOFTBANK	1.66
British American Tobacco	2.02	Aviva	1.52

Common stocks — 91.52%			Percent
		Value	of net
	Shares	(000)	assets
Financials — 19.17%

Aviva PLC	2,525,000	$13,042	1.52%
BNP Paribas SA	233,700	12,769	1.49
Prudential PLC	755,374	12,350	1.44
HSBC Holdings PLC (Hong Kong)	539,200	5,648
			1.19
HSBC Holdings PLC (United Kingdom)	440,000	4,564
Barclays PLC	1,960,100	8,301	.97
Cheung Kong (Holdings) Ltd.	610,000	8,274	.96
Japan Real Estate Investment Corp.	716	7,992	.93
Bank muscat (SAOG)	5,262,000	7,982	.93
Sberbank of Russia (ADR)	580,500	6,612
			.92
Sberbank of Russia (GDR)[2]	116,832	1,331
Banco Bilbao Vizcaya Argentaria, SA	610,714	5,123
			.90
Banco Bilbao Vizcaya Argentaria, SA (ADR)	308,410	2,594
Henderson Land Development Co. Ltd.	1,116,500	6,665	.78
Credit Suisse Group AG	240,219	6,371	.74
Other securities		55,028	6.40
		164,646	19.17

Consumer discretionary — 13.96%

Hyundai Motor Co.	42,760	8,443	.98
William Hill PLC	1,214,888	8,147	.95
H & M Hennes & Mauritz AB, Class B	247,200	8,124	.95
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	175,000	7,522	.88
Genting Singapore PLC	7,083,000	7,376	.86
Volkswagen AG, nonvoting preferred	34,180	6,920	.80
Whitbread PLC	148,184	6,888	.80
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	6,362	.74
Other securities		60,123	7.00
		119,905	13.96

Consumer staples — 12.61%

Philip Morris International Inc.	346,340	30,000	3.49
British American Tobacco PLC	338,600	17,342	2.02
Pernod Ricard SA	146,414	16,235	1.89
Anheuser-Busch InBev NV	76,300	6,792	.79
CALBEE, Inc.	71,100	6,746	.79
Other securities		31,214	3.63
		108,329	12.61

Utilities — 9.80%

EDP – Energias de Portugal, SA	8,182,137	26,359	3.07
National Grid PLC	1,395,265	15,831	1.84
Power Assets Holdings Ltd.	1,168,000	10,075	1.17
PT Perusahaan Gas Negara (Persero) Tbk	17,051,500	9,879	1.15
SSE PLC	350,350	8,116	.95
Other securities		13,897	1.62
		84,157	9.80

50	American Funds Insurance Series

International Growth and Income Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Industrials — 8.69%

VINCI SA	291,233	$14,616	1.70%
ASSA ABLOY AB, Class B	287,890	11,282	1.31
Rolls-Royce Holdings PLC[1]	525,000	9,055	1.05
Jardine Matheson Holdings Ltd.	115,000	6,958	.81
Other securities		32,688	3.82
		74,599	8.69

Health care — 8.68%

Novartis AG	323,870	23,007	2.68
Novo Nordisk A/S, Class B	64,700	10,083	1.17
Teva Pharmaceutical Industries Ltd. (ADR)	243,600	9,549	1.11
Glenmark Pharmaceuticals Ltd.	800,000	7,381	.86
Other securities		24,550	2.86
		74,570	8.68

Telecommunication services — 7.70%

SOFTBANK CORP.	244,000	14,245	1.66
Ziggo NV	283,783	11,358	1.32
Singapore Telecommunications Ltd.	2,772,000	8,245	.96
Vodafone Group PLC	2,323,600	6,639	.77
Other securities		25,642	2.99
		66,129	7.70

Energy — 4.62%

BP PLC	2,853,651	19,759	2.30
BG Group PLC	645,200	10,976	1.28
Other securities		8,922	1.04
		39,657	4.62

Information technology — 3.70%

Youku Inc., Class A (ADR)[1]	557,300	10,695	1.25
Delta Electronics, Inc.	1,380,760	6,289	.73
Other securities		14,756	1.72
		31,740	3.70

Materials — 2.16%

Other securities		18,588	2.16

Miscellaneous — 0.43%

Other common stocks in initial period of acquisition		3,736	.43
Total common stocks (cost: $748,287,000)		786,056	91.52

Convertible securities — 0.33%

Financials — 0.33%

Other securities		2,803	.33
Total convertible securities (cost: $2,813,000)		2,803	.33

51	American Funds Insurance Series

International Growth and Income Fund

Bonds, notes & other debt instruments — 1.56%			Percent
		Value	of net
		(000)	assets
Other — 1.56%

Other securities		$13,444	1.56%
Total bonds, notes & other debt instruments (cost: $13,141,000)		13,444	1.56

Short-term securities — 5.81%	Principal
	amount
	(000)

Toronto-Dominion Holdings USA Inc. 0.115%–0.13% due 7/18–8/9/2013[2]	$16,800	16,798	1.96
Federal Home Loan Bank 0.09% due 10/16/2013	14,100	14,097	1.64
Bank of Nova Scotia 0.14% due 7/15/2013	12,400	12,399	1.44
ExxonMobil Corp. 0.07% due 7/1/2013	6,600	6,600	.77
Total short-term securities (cost: $49,894,000)		49,894	5.81
Total investment securities (cost: $814,135,000)		852,197	99.22
Other assets less liabilities		6,687	.78
Net assets		$858,884	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $20,888,000, which represented 2.43% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

52	American Funds Insurance Series

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets		Percent of net assets
Comcast	2.18%	Boeing	1.76%
Microsoft	2.12	ACE	1.62
Kinder Morgan	1.96	Lockheed Martin	1.57
Home Depot	1.92	Goldman Sachs	1.46
Merck	1.91	American Express	1.39

Common stocks — 68.60%			Percent
		Value	of net
	Shares	(000)	assets
Financials — 11.22%

ACE Ltd.	2,520,000	$225,490	1.62%
Goldman Sachs Group, Inc.	1,350,000	204,188	1.46
American Express Co.	2,600,000	194,376	1.39
JPMorgan Chase & Co.	2,500,000	131,975	.95
Citigroup Inc.	2,750,000	131,917	.94
American Tower Corp.	1,500,000	109,755	.79
Bank of America Corp.	8,000,000	102,880	.74
Other securities		464,579	3.33
		1,565,160	11.22

Consumer discretionary — 11.07%

Comcast Corp., Class A	7,250,000	303,630	2.18
Home Depot, Inc.	3,450,000	267,272	1.92
Amazon.com, Inc.[1]	540,000	149,953	1.07
VF Corp.	700,000	135,142	.97
General Motors Co.[1]	3,500,000	116,585	.83
DIRECTV[1]	1,700,000	104,754	.75
Naspers Ltd., Class N	1,265,000	93,419	.67
Other securities		373,506	2.68
		1,544,261	11.07

Health care — 9.48%

Merck & Co., Inc.	5,750,000	267,087	1.91
Johnson & Johnson	2,175,000	186,745	1.34
Gilead Sciences, Inc.[1]	3,600,000	184,356	1.32
Bristol-Myers Squibb Co.	3,730,000	166,694	1.20
Pfizer Inc.	4,125,000	115,541	.83
UnitedHealth Group Inc.	1,500,000	98,220	.70
Other securities		304,163	2.18
		1,322,806	9.48

Energy — 7.98%

Kinder Morgan, Inc.	7,160,000	273,154	1.96
Chevron Corp.	1,625,000	192,303	1.38
Noble Energy, Inc.	1,600,000	96,064	.69
Transocean Ltd.[1]	2,000,000	95,900	.69
Oil States International, Inc.[1]	1,000,000	92,640	.66
Other securities		363,648	2.60
		1,113,709	7.98

Industrials — 7.10%

Boeing Co.	2,400,000	245,856	1.76
Lockheed Martin Corp.	2,015,000	218,547	1.57
General Electric Co.	5,300,000	122,907	.88
Other securities		403,603	2.89
		990,913	7.10

53	American Funds Insurance Series

Asset Allocation Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 6.39%

Microsoft Corp.	8,570,000	$295,922	2.12%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,770,000	178,986	1.29
ASML Holding NV (New York registered)	2,155,000	170,461	1.22
Texas Instruments Inc.	3,000,000	104,610	.75
Other securities		141,069	1.01
		891,048	6.39

Consumer staples — 4.41%

Unilever NV (New York registered)	3,445,000	135,423	.97
Wal-Mart Stores, Inc.	1,725,000	128,495	.92
Kimberly-Clark Corp.	1,075,000	104,426	.75
Coca-Cola Co.	2,000,000	80,220	.58
Other securities		166,426	1.19
		614,990	4.41

Materials — 4.40%

FMC Corp.	2,500,000	152,650	1.09
Dow Chemical Co.	3,000,000	96,510	.69
Other securities		365,150	2.62
		614,310	4.40

Telecommunication services — 1.83%

SOFTBANK CORP.	3,250,000	189,731	1.36
Other securities		65,100	.47
		254,831	1.83

Utilities — 1.67%

PG&E Corp.	1,910,000	87,344	.63
Other securities		144,917	1.04
		232,261	1.67

Miscellaneous — 3.05%

Other common stocks in initial period of acquisition		425,849	3.05
Total common stocks (cost: $6,782,931,000)		9,570,138	68.60

Rights & warrants — 0.01%

Consumer discretionary — 0.01%

Other securities		803	.01
Total rights & warrants (cost: $432,000)		803	.01

54	American Funds Insurance Series

Asset Allocation Fund

Convertible securities — 0.12%			Percent
		Value	of net
		(000)	assets
Other — 0.12%

Other securities		$16,660	.12%
Total convertible securities (cost: $16,616,000)		16,660	.12

Bonds, notes & other debt instruments — 21.83%	Principal
	amount
	(000)
U.S. Treasury bonds & notes — 8.77%

U.S. Treasury — 7.92%

0.25% 2014	$200,000	200,164
2.625% 2014	105,000	107,752
2.00% 2016	150,500	156,148	7.92
2.625% 2018	102,500	108,671
1.50%–7.25% 2013–2043	501,835	532,726
		1,105,461	7.92

U.S. Treasury inflation-protected securities[2] — 0.85%

0.125%–1.875% 2013–2043	120,520	118,951	.85
Total U.S. Treasury bonds & notes		1,224,412	8.77

Mortgage-backed obligations[3] — 5.52%

Fannie Mae 0%–7.50% 2021–2047[4]	566,278	585,097	4.19
Freddie Mac 1.693%–6.705% 2019–2040[4]	72,146	72,606	.52
Other securities		112,726	.81
		770,429	5.52

Financials — 1.06%

JPMorgan Chase & Co. 3.25%–3.45% 2016–2022	6,500	6,505	.05
Goldman Sachs Group, Inc. 2.375%–3.625% 2018–2023	5,515	5,406	.04
Other securities		135,323	.97
		147,234	1.06

Health care — 1.04%

Gilead Sciences, Inc. 3.05% 2016	4,300	4,548	.03
Other securities		140,829	1.01
		145,377	1.04

Industrials — 0.90%

General Electric Capital Corp. 3.10% 2023	8,000	7,568
			.07
General Electric Co. 4.125% 2042	2,500	2,339
Other securities		116,050	.83
		125,957	.90

Consumer discretionary — 0.76%

Comcast Corp. 5.65%–6.95% 2035–2037	6,875	8,427	.06
Other securities		97,802	.70
		106,229	.76

55	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Federal agency bonds & notes — 0.55%

Freddie Mac 0.75%–2.50% 2016–2020	$61,000	$60,673	.44%
Fannie Mae 6.25% 2029	9,575	12,626	.09
Other securities		3,449	.02
		76,748	.55

Other — 3.23%

Other securities		449,673	3.23
Total bonds, notes & other debt instruments (cost: $3,025,217,000)		3,046,059	21.83

Short-term securities — 11.50%

Freddie Mac 0.09%–0.16% due 7/15/2013–4/15/2014	467,000	466,642	3.34
Federal Home Loan Bank 0.055%–0.21% due 7/5–12/19/2013	304,550	304,500	2.18
Fannie Mae 0.08%–0.18% due 7/1/2013–1/13/2014	203,200	203,137	1.46
Coca-Cola Co. 0.14%–0.16% due 7/12–8/19/2013[5]	111,400	111,394	.80
Merck & Co. Inc. 0.06%–0.08% due 7/15–7/29/2013[5]	92,900	92,896	.67
Private Export Funding Corp. 0.24%–0.26% due 7/15–9/4/2013[5]	88,300	88,288	.63
General Electric Capital Corp. 0.14% due 10/29/2013	40,800	40,777	.29
Chariot Funding, LLC 0.25% due 10/7/2013[5]	32,600	32,587	.23
Wal-Mart Stores, Inc. 0.09%–0.10% due 7/30–8/12/2013[5]	28,000	27,997	.20
Other securities		236,915	1.70
Total short-term securities (cost: $1,605,146,000)		1,605,133	11.50
Total investment securities (cost: $11,430,342,000)		14,238,793	102.06
Other assets less liabilities		(287,601)	(2.06)
Net assets		$13,951,192	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $45,297,000, which represented .32% of the net assets of the fund. Some of these securities (with an aggregate value of $28,506,000, an aggregate cost of $55,629,000, and which represented .20% of the net assets of the fund) were acquired from 9/14/2009 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $794,872,000, which represented 5.70% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

56	American Funds Insurance Series

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57	American Funds Insurance Series

Financial statements Statements of assets & liabilities at June 30, 2013	unaudited (dollars and shares in thousands, except per-share amounts)
	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund		Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High - Income Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,583,184	$3,557,409	$21,665,778	$8,406,057	$2,450,884		$5,811,263	$1,964,305	$22,588,181	$852,197	$14,238,793	$169,018		$9,322,353	$2,731,631	$1,758,006
Affiliated issuers	—	79,455	233,586	—	—		—	11,682	—	—	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars	997	1,998	38	1,607	251		—	56	70	121	—	13		—	—	—
Cash	161	50	104	117	33		325	230	136	66	1,266	69		26	344	1,850
Unrealized appreciation on open forward currency contracts	2,377	1,247	—	10,457	595		—	—	—	—	—	47		1,265	2,497	36
Receivables for:
Sales of investments	3,103	19,854	41,945	48,714	—	*	46,645	15,137	57,802	3,034	234,701	2,656		869,063	203,970	9,179
Sales of fund’s shares	1,029	1,882	2,265	4,939	3,246		2,338	74	5,822	355	65,660	151		7,824	1,469	681
Closed forward currency contracts	—	—	—	—	137		—	—	—	—	—	18		67	304	—
Dividends and interest	14,338	5,334	22,987	32,530	11,126		11,552	7,962	38,207	4,038	37,960	946		56,576	28,124	30,802
Deposits at brokers for futures contracts	—	—	—	—	—		—	—	—	—	—	—		—	—	—
Variation margin on futures contracts	—	—	—	—	—		—	—	—	—	—	—		—	—	—
Other	—	—	—	906	—		—	—	—	—	—	—		—	—	—
	5,605,189	3,667,229	21,966,703	8,505,327	2,466,272		5,872,123	1,999,446	22,690,218	859,811	14,578,380	172,918		10,257,174	2,968,339	1,800,554
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	31	9		—	—	—	—	—	25		244	1,297	—
Payables for:
Purchases of investments	4,845	30,079	65,834	4,801	1,157		10,111	12,582	15,530	213	612,718	6,783		1,630,120	318,645	13,276
Repurchases of fund’s shares	12,702	2,421	47,930	5,806	2,484		5,602	4,676	39,318	129	9,762	21		9,698	6,998	1,159
Closed forward currency contracts	—	—	—	—	9		—	—	—	—	—	1		280	40	71
Investment advisory services	2,429	2,138	5,989	3,521	1,498		1,964	985	5,121	465	3,268	90		2,635	1,164	690
Distribution services	823	557	3,188	1,116	262		735	373	2,890	48	1,130	27		975	324	221
Insurance administrative services	—	—	—	—	—		—	—	—	—	—	—		—	—	—
Administrative services	46	30	183	71	21		49	17	189	7	114	1		72	22	15
Trustees’ deferred compensation	35	21	391	177	12		25	9	446	1	124	—	*	49	8	44
Non-U.S. taxes	—	—	—	139	1,867		—	—	—	49	—	—		—	—	—
Variation margin on futures contracts	—	—	—	—	—		—	—	—	—	—	—		—	—	—
Other	48	50	54	138	68		1	18	20	15	72	2		22	34	278
	20,928	35,296	123,569	15,800	7,387		18,487	18,660	63,514	927	627,188	6,950		1,644,095	328,532	15,754
Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885		$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800
Investment securities, at cost:
Unaffiliated issuers	$4,306,064	$2,848,721	$13,908,501	$6,735,862	$2,149,673		$4,480,920	$1,625,455	$16,055,312	$814,135	$11,430,342	$156,066		$9,257,732	$2,754,752	$1,754,533
Affiliated issuers	—	$121,699	$184,354	—	—		—	$21,133	—	—	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	$998	$1,995	$38	$1,607	$251		—	$56	$70	$121	—	$13		—	—	—
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,182,376	$3,127,079	$14,265,881	$7,644,770	$2,008,768		$4,805,407	$2,009,070	$16,348,687	$808,922	$10,463,512	$152,736		$8,470,694	$2,656,802	$1,825,932
Undistributed (distributions in excess of) net investment income	23,461	(58,366)	91,762	43,951	5,140		61,705	24,109	161,865	12,426	108,759	1,504		75,710	29,143	58,794
Undistributed (accumulated) net realized gain (loss)	99,047	(104,478)	(320,850)	(879,191)	145,208		(343,819)	(381,650)	(416,645)	(454)	570,492	(1,235)		1,048	(23,886)	(103,427)
Net unrealized appreciation (depreciation)	1,279,377	667,698	7,806,341	1,679,997	299,769		1,330,343	329,257	6,532,797	37,990	2,808,429	12,963		65,627	(22,252)	3,501
Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885		$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

58 and 59	American Funds Insurance Series

Statements of assets & liabilities at June 30, 2013	unaudited (dollars and shares in thousands, except per-share amounts)
	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Assets:
Investment securities, at value:
Unaffiliated issuers	$278,689	$4,394,951	$537,239		$5,672		$5,396		$6,315		$5,739		$262,275
Affiliated issuers	—	—	—		—		—		—		—		—
Cash denominated in currencies other than U.S. dollars	—	—	—		—		—		—		—		—
Cash	93	102	72		—		—		—		—		—
Unrealized appreciation on open forward currency contracts	—	—	—		—		—		—		—		—
Receivables for:
Sales of investments	41,513	869,910	—		—		93		—		—		—
Sales of fund’s shares	582	717	251		59		30		72		90		8,908
Closed forward currency contracts	—	—	—		—		—		—		—		—
Dividends and interest	488	16,131	—		—	*	—	*	—	*	—	*	—	*
Deposits at brokers for futures contracts	—	—	—		92		207		111		83		1,261
Variation margin on futures contracts	—	—	—		8		16		12		8		120
Other	—	—	—		—		—		—		—		—
	321,365	5,281,811	537,562		5,831		5,742		6,510		5,920		272,564
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—		—		—		—		—		—
Payables for:
Purchases of investments	108,213	1,671,453	—		21		—		34		18		5,899
Repurchases of fund’s shares	182	1,948	2,941		—		—	*	—	*	—	*	156
Closed forward currency contracts	—	—	—		—		—		—		—		—
Investment advisory services	72	988	140		1		1		1		1		39
Distribution services	10	393	96		—	*	—	*	—	*	—	*	42
Insurance administrative services	—	—	—		—	*	—	*	—	*	—	*	115
Administrative services	2	30	4		—		—		—		—		—
Trustees’ deferred compensation	— *	44	18		—		—		—		—		—	*
Non-U.S. taxes	—	—	—		—		—		—		—		—
Variation margin on futures contracts	—	—	—		—	*	19		—		—		40
Other	— *	1	—	*	—	*	—	*	—	*	—	*	5
	108,479	1,674,857	3,199		22		20		35		19		6,296
Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722		$6,475		$5,901		$266,268
Investment securities, at cost:
Unaffiliated issuers	$279,530	$4,414,837	$537,236		$5,640		$5,575		$6,325		$5,720		$257,054
Affiliated issuers	—	—	—		—		—		—		—		—
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—		—		—		—		—		—
Net assets consist of:
Capital paid in on shares of beneficial interest	$215,016	$3,625,550	$535,499		$5,780		$5,837		$6,491		$5,885		$260,353
(Distributions in excess of) undistributed net investment income	(328)	5,060	(1,140)		20		18		20		16		323
(Accumulated) undistributed net realized (loss) gain	(961)	(3,770)	1		(36)		23		(28)		(33)		943
Net unrealized (depreciation) appreciation	(841)	(19,886)	3		45		(156)		(8)		33		4,649
Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722		$6,475		$5,901		$266,268

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

60 and 61	American Funds Insurance Series

Statements of assets & liabilities at June 30, 2013	unaudited (dollars and shares in thousands, except per-share amounts)
	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund		High-Income Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,634,023		$985,179	$6,527,108	$3,149,260	$1,210,323	$2,338,941		$192,840		$8,747,833	$629,577		$8,478,353		$32,761		$3,920,065	$1,101,076		$722,571
Shares outstanding	64,628		45,211	97,570	172,898	54,443	203,938		17,100		203,909	39,622		418,194		3,082		361,609	95,181		64,761
Net asset value per share	$25.28		$21.79	$66.90	$18.21	$22.23	$11.47		$11.28		$42.90	$15.89		$20.27		$10.63		$10.84	$11.57		$11.16
Class 2:
Net assets	$3,950,237		$2,646,357	$15,120,752	$5,298,115	$1,247,601	$3,514,694		$1,787,945		$13,704,075	$229,306		$5,432,533		$133,206		$4,692,352	$1,538,730		$1,044,283
Shares outstanding	157,301		123,362	227,927	292,080	56,608	309,089		159,007		321,677	14,485		270,076		12,563		438,083	133,738		94,804
Net asset value per share	$25.11		$21.45	$66.34	$18.14	$22.04	$11.37		$11.24		$42.60	$15.83		$20.11		$10.60		$10.71	$11.51		$11.02
Class 3:
Net assets	—		—	$194,100	$41,666	—	—		—		$174,056	—		$40,305		—		—	—		$17,945
Shares outstanding	—		—	2,900	2,286	—	—		—		4,055	—		1,988		—		—	—		1,606
Net asset value per share	—		—	$66.93	$18.22	—	—		—		$42.92	—		$20.28		—		—	—		$11.18
Class 4:
Net assets	$1		$397	$1,174	$486	$961	$1		$1		$740	$1		$1		$1		$662	$1		$1
Shares outstanding	—	*	18	18	27	43	—	*	—	*	17	—	*	—	*	—	*	61	—	*	—	*
Net asset value per share	$25.27		$21.75	$66.82	$18.20	$22.19	$11.47		$11.27		$42.84	$15.88		$20.26		$10.62		$10.82	$11.56		$11.15

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$163,754		$1,713,871		$61,346
Shares outstanding	15,914		141,750		5,416
Net asset value per share	$10.29		$12.09		$11.33
Class 2:
Net assets	$49,131		$1,876,174		$462,395
Shares outstanding	4,787		156,789		41,489
Net asset value per share	$10.26		$11.97		$11.15
Class 3:
Net assets	—		$16,908		$10,621
Shares outstanding	—		1,397		946
Net asset value per share	—		$12.10		$11.23
Class 4:
Net assets	$1		$1		$1
Shares outstanding	—	*	—	*	—	*
Net asset value per share	$10.29		$12.09		$11.32
Class P1:
Net assets							$101	$98	$100	$101	$36,349
Shares outstanding							10	10	10	10	3,346
Net asset value per share							$10.08	$9.80	$10.01	$10.05	$10.86
Class P2:
Net assets							$5,708	$5,624	$6,375	$5,800	$229,919
Shares outstanding							566	574	637	577	21,167
Net asset value per share							$10.08	$9.80	$10.01	$10.05	$10.86

*Amount less than one thousand.

See Notes to Financial Statements

62 and 63	American Funds Insurance Series

Statements of operations for the six months ended June 30, 2013	unaudited (dollars in thousands)
	Global	Global Small			New	Blue Chip Income and	Global Growth and	Growth-	International Growth	Asset	Global		Global	High- Income
	Growth	Capitalization	Growth	International	World	Growth	Income	Income	and Income	Allocation	Balanced	Bond	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$59,156	$20,358	$151,391	$131,521	$26,570	$77,881	$44,499	$211,945	$17,398	$91,302	$1,855	$47	$—	$203
Interest	212	256	781	518	7,027	232	1,829	4,007	741	46,299	616	100,567	36,808	69,149
	59,368	20,614	152,172	132,039	33,597	78,113	46,328	215,952	18,139	137,601	2,471	100,614	36,808	69,352
Fees and expenses[3]:
Investment advisory services	14,188	13,181	36,351	22,138	9,227	11,366	6,082	31,085	2,557	19,151	524	15,897	7,017	4,480
Distribution services	4,810	3,393	19,277	6,896	1,677	4,430	2,326	17,486	297	6,791	158	6,077	2,012	1,396
Insurance administrative services	—	— [4]	— [4]	— [4]	— [4]	—	—	— [4]	—	—	—	— [4]	—	—
Transfer agent services	— [4]	— [4]	1	— [4]	— [4]	— [4]	— [4]	1	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]
Administrative services	270	188	1,109	448	127	281	103	1,148	39	667	8	430	133	97
Accounting and administrative services	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Reports to shareholders	114	80	528	211	52	36	10	572	2	623	1	177	17	43
Registration statement and prospectus	27	18	174	43	12	9	4	180	23	98	5	43	46	20
Trustees’ compensation	35	24	178	74	16	30	13	193	2	89	1	59	17	17
Auditing and legal	15	13	12	17	15	3	5	15	3	6	1	5	1	1
Custodian	339	442	446	1,162	478	27	131	142	99	132	13	27	224	7
State and local taxes	27	23	78	41	16	18	11	66	2	36	1	31	12	9
Other	8	6	29	13	4	6	3	30	1	17	3	15	9	6
Total fees and expenses before reimbursement/waiver	19,833	17,368	58,183	31,043	11,624	16,206	8,688	50,918	3,025	27,610	715	22,761	9,488	6,076
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—	—	—	—	—	15	—	—	—	—
Other	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—	—	—	—	—	15	—	—	—	—
Total fees and expenses after reimbursement/waiver	19,833	17,368	58,183	31,043	11,624	16,206	8,688	50,918	3,025	27,595	715	22,761	9,488	6,076
Net investment income	39,535	3,246	93,989	100,996	21,973	61,907	37,640	165,034	15,114	110,006	1,756	77,853	27,320	63,276
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized gain (loss) on:
Investments[2]	451,919	336,040	1,462,619	447,204	146,026	164,802	155,240	1,352,325	11,728	585,602	634	2,983	10,740	36,888
Forward currency contracts	(1,965)	(627)	—	(17,235)	768	—	—	—	—	—	(316)	1,439	(33,364)	(100)
Futures contracts	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Currency transactions	3,189	(425)	(1,471)	(3,652)	(1,434)	—	209	(210)	(221)	(88)	(56)	(184)	(715)	(83)
	453,143	334,988	1,461,148	426,317	145,360	164,802	155,449	1,352,115	11,507	585,514	262	4,238	(23,339)	36,705
Net unrealized (depreciation) appreciation on:
Investments	(59,426)	(12,757)	632,954	(231,982)	(226,585)	508,968	(44,731)	1,081,605	(3,637)	595,197	1,841	(308,741)	(147,585)	(69,805)
Forward currency contracts	2,377	1,236	—	13,560	691	—	—	—	—	—	105	1,011	6,524	134
Futures contracts	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Currency translations	(103)	(1)	(166)	(300)	(157)	(1)	(144)	(84)	(21)	(26)	(15)	(35)	(707)	(14)
	(57,152)	(11,522)	632,788	(218,722)	(226,051)	508,967	(44,875)	1,081,521	(3,658)	595,171	1,931	(307,765)	(141,768)	(69,685)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	395,991	323,466	2,093,936	207,595	(80,691)	673,769	110,574	2,433,636	7,849	1,180,685	2,193	(303,527)	(165,107)	(32,980)
Net increase (decrease) in net assets resulting from operations	$435,526	$326,712	$2,187,925	$308,591	$(58,718)	$735,676	$148,214	$2,598,670	$22,963	$1,290,691	$3,949	$(225,674)	$(137,787)	$30,296

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

64 and 65	American Funds Insurance Series

Statements of operations for the six months ended June 30, 2013	unaudited (dollars in thousands)

		U.S.					Managed	Managed		Managed Risk
		Government/		Managed		Managed	Risk Blue	Risk		Asset Allocation
		AAA-Rated	Cash	Risk		Risk	Chip Income	Growth-		Fund (formerly
	Mortgage	Securities	Management	Growth		International	and Growth	Income		Protected Asset
	Fund	Fund	Fund	Fund[5]		Fund[5]	Fund[5]	Fund[5]		Allocation Fund)
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$—	$—	$—	$22		$20	$22	$18		$812
Interest	142	14,098	263	—		—	—	—		—
	142	14,098	263	22		20	22	18		812
Fees and expenses[3]:
Investment advisory services	370	6,087	797	2		2	2	2		161
Distribution services	62	2,432	543	—	[4]	— [4]	— [4]	—	[4]	129
Insurance administrative services	—	—	—	—	[4]	— [4]	— [4]	—	[4]	152
Transfer agent services	— [4]	— [4]	— [4]	—		—	—	—		— [4]
Administrative services	9	185	25	—		—	—	—		—
Accounting and administrative services	—	—	—	9		9	9	9		29
Reports to shareholders	1	74	10	—		—	—	—		5
Registration statement and prospectus	9	32	3	—		—	—	—		14
Trustees’ compensation	1	28	5	—		—	—	—		— [4]
Auditing and legal	— [4]	2	— [4]	—		—	—	—		—
Custodian	— [4]	5	1	2		2	2	2		6
State and local taxes	— [4]	12	2	—		—	—	—		—
Other	— [4]	5	1	—		—	—	—		23
Total fees and expenses before reimbursement/waiver	452	8,862	1,387	13		13	13	13		519
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	1		1	1	1		32
Other	—	—	—	10		10	10	10		58
Total reimbursement/waiver of fees and expenses	—	—	—	11		11	11	11		90
Total fees and expenses after reimbursement/waiver	452	8,862	1,387	2		2	2	2		429
Net investment (loss) income	(310)	5,236	(1,124)	20		18	20	16		383
Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized (loss) gain on:
Investments[2]	(939)	(2,931)	1	—		(4)	— [4]	—	[4]	1,005
Forward currency contracts	—	—	—	—		—	—	—		—
Futures contracts	—	—	—	(36)		26	(28)	(33)		(21)
Currency transactions	—	—	—	—	[4]	1	— [4]	—	[4]	1
	(939)	(2,931)	1	(36)		23	(28)	(33)		985
Net unrealized (depreciation) appreciation on:
Investments	(2,076)	(93,167)	(21)	32		(181)	(10)	19		5,211
Forward currency contracts	—	—	—	—		—	—	—		—
Futures contracts	—	—	—	13		25	2	14		(570)
Currency translations	—	—	—	—	[4]	— [4]	— [4]	—	[4]	(2)
	(2,076)	(93,167)	(21)	45		(156)	(8)	33		4,639
Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	(3,015)	(96,098)	(20)	9		(133)	(36)	—	[4]	5,624
Net (decrease) increase in net assets resulting from operations	$(3,325)	$(90,862)	$(1,144)	$29		$(115)	$(16)	$16		$6,007

1 Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

2 Additional information related to affiliated transactions is included in the Notes to Financial Statements.

3 Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

4 Amount less than one thousand.

5 For the period May 1, 2013, commencement of operations, through June 30, 2013.

See Notes to Financial Statements

66 and 67	American Funds Insurance Series

Statements of changes in net assets	(dollars in thousands)
			Global Small								Blue Chip Income		Global Growth
	Global Growth Fund		Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund		and Income Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012
Operations:
Net investment income	$39,535	$60,991	$3,246	$9,389	$93,989	$219,601	$100,996	$149,039	$21,973	$32,854	$61,907	$104,754	$37,640	$47,025
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	453,143	337,051	334,988	(62,597)	1,461,148	1,768,617	426,317	(91,519)	145,360	71,498	164,802	184,482	155,449	43,123
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(57,152)	638,745	(11,522)	637,610	632,788	1,983,865	(218,722)	1,429,972	(226,051)	284,578	508,967	312,798	(44,875)	237,050
Net increase (decrease) in net assets resulting from operations	435,526	1,036,787	326,712	584,402	2,187,925	3,972,083	308,591	1,487,492	(58,718)	388,930	735,676	602,034	148,214	327,198
Dividends and distributions paid to shareholders:
Dividends from net investment income	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)	(33,136)	(139,135)	(8,145)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)
Distributions from net realized gain on investments	—	—	—	—	—	—	—	—	(11,688)	—	—	—	—	—
Total dividends and distributions paid to shareholders	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)	(33,136)	(139,135)	(19,833)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)
Net capital share transactions	(21,421)	(611,848)	(283,098)	(158,152)	(2,470,365)	(5,872,611)	(913,311)	(787,982)	19,456	(19,977)	401,794	(97,654)	(172,450)	(260,359)
Total increase (decrease) in net assets	395,199	376,665	10,277	376,968	(372,496)	(2,100,363)	(637,856)	560,375	(59,095)	341,984	1,114,361	407,206	(36,189)	16,984
Net assets:
Beginning of period	5,189,062	4,812,397	3,621,656	3,244,688	22,215,630	24,315,993	9,127,383	8,567,008	2,517,980	2,175,996	4,739,275	4,332,069	2,016,975	1,999,991
End of period	$5,584,261	$5,189,062	$3,631,933	$3,621,656	$21,843,134	$22,215,630	$8,489,527	$9,127,383	$2,458,885	$2,517,980	$5,853,636	$4,739,275	$1,980,786	$2,016,975
Undistributed (distributions in excess of) net investment income	$23,461	$2,832	$(58,366)	$(28,275)	$91,762	$87,829	$43,951	$(23,909)	$5,140	$(8,688)	$61,705	$22,907	$24,109	$(1,578)
	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012
Operations:
Net investment income (loss)	$165,034	$391,678	$15,114	$7,402	$110,006	$239,938	$1,756	$2,361	$77,853	$188,838	$27,320	$51,954	$63,276	$140,823	$(310)	$1
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	1,352,115	1,608,151	11,507	(373)	585,514	656,984	262	(1,432)	4,238	231,222	(23,339)	23,525	36,705	1,805	(939)	2,018
Net unrealized appreciation (depreciation) on investments, forward currency contracts, futures contracts and currency translations	1,081,521	1,854,608	(3,658)	35,077	595,171	895,540	1,931	13,693	(307,765)	62,276	(141,768)	68,532	(69,685)	111,169	(2,076)	581
Net increase (decrease) in net assets resulting from operations	2,598,670	3,854,437	22,963	42,106	1,290,691	1,792,462	3,949	14,622	(225,674)	482,336	(137,787)	144,011	30,296	253,797	(3,325)	2,600
Dividends and distributions paid to shareholders:
Dividends from net investment income	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)	—	(2,397)	(35,523)	(231,875)	—	(55,524)	(24,423)	(143,258)	(51)	(703)
Distributions from net realized gain on investments	—	—	—	—	—	—	—	—	(97,344)	—	(32,698)	(21,416)	—	—	(345)	(1,250)
Total dividends and distributions paid to shareholders	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)	—	(2,397)	(132,867)	(231,875)	(32,698)	(76,940)	(24,423)	(143,258)	(396)	(1,953)
Net capital share transactions	(3,249,847)	(3,009,039)	408,424	161,657	249,333	(201,839)	10,880	39,124	10,785	(627,799)	187,676	297,923	(270,790)	67,425	80,514	58,891
Total (decrease) increase in net assets	(725,827)	449,508	430,954	194,352	1,489,553	1,341,001	14,829	51,349	(347,756)	(377,338)	17,191	364,994	(264,917)	177,964	76,793	59,538
Net assets:
Beginning of period	23,352,531	22,903,023	427,930	233,578	12,461,639	11,120,638	151,139	99,790	8,960,835	9,338,173	2,622,616	2,257,622	2,049,717	1,871,753	136,093	76,555
End of period	$22,626,704	$23,352,531	$858,884	$427,930	$13,951,192	$12,461,639	$165,968	$151,139	$8,613,079	$8,960,835	$2,639,807	$2,622,616	$1,784,800	$2,049,717	$212,886	$136,093
Undistributed (distributions in excess of) net investment income	$161,865	$71,481	$12,426	$(2,255)	$108,759	$49,224	$1,504	$(252)	$75,710	$33,380	$29,143	$1,823	$58,794	$19,941	$(328)	$33

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

68 and 69	American Funds Insurance Series

Statements of changes in net assets	(dollars in thousands)

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
	Six months ended	Year ended	Six months ended	Year ended	Period ended	Period ended	Period ended	Period ended	Six months ended	Period ended
	June 30,	December 31,	June 30,	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,	December 31,
	2013[1]	2012	2013[1]	2012	2013[1,2]	2013[1,2]	2013[1,2]	2013[1,2]	2013[1]	2012[3]
Operations:
Net investment income (loss)	$5,236	$23,825	$(1,124)	$(2,432)	$20	$18	$20	$16	$383	$320
Net realized (loss) gain on investments, forward currency contracts, futures contracts and currency transactions	(2,931)	115,324	1	—[4]	(36)	23	(28)	(33)	985	(42)
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(93,167)	(60,103)	(21)	17	45	(156)	(8)	33	4,639	10
Net (decrease) increase in net assets resulting from operations	(90,862)	79,046	(1,144)	(2,415)	29	(115)	(16)	16	6,007	288
Dividends and distributions paid to shareholders:
Dividends from net investment income	(6,101)	(43,222)	—	—	—	—	—	—	(63)	(317)
Distributions from net realized gain on investments	(98,424)	(110,100)	—	—	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	(104,525)	(153,322)	—	—	—	—	—	—	(63)	(317)
Net capital share transactions	(21,922)	87,854	(599)	(78,336)	5,780	5,837	6,491	5,885	226,052	34,301
Total (decrease) increase in net assets	(217,309)	13,578	(1,743)	(80,751)	5,809	5,722	6,475	5,901	231,996	34,272
Net assets:
Beginning of period	3,824,263	3,810,685	536,106	616,857	—	—	—	—	34,272	—
End of period	$3,606,954	$3,824,263	$534,363	$536,106	$5,809	$5,722	$6,475	$5,901	$266,268	$34,272
Undistributed (distributions in excess of) net investment income	$5,060	$5,925	$(1,140)	$(16)	$20	$18	$20	$16	$323	$3

1 Unaudited.

2 For the period May 1, 2013, commencement of operations, through June 30, 2013.

3 For the period September 28, 2012, commencement of operations, through December 31, 2012.

4 Amount less than one thousand.

See Notes to Financial Statements

70 and 71	American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 22 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the investment adviser to the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund). The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

72	American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series offers either two, three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

73	American Funds Insurance Series

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

74	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2013 (dollars in thousands):

75	American Funds Insurance Series

Global Growth Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,314,913	$ —	$1,335	$1,316,248
Health care	877,055	—	—	877,055
Financials	731,687	—	—	731,687
Information technology	716,379	—	—	716,379
Industrials	436,366	—	—	436,366
Consumer staples	426,225	—	—	426,225
Materials	269,459	—	—	269,459
Energy	219,556	—	—	219,556
Telecommunication services	170,966	—	—	170,966
Utilities	46,612	—	—	46,612
Miscellaneous	101,940	—	—	101,940
Bonds, notes & other debt instruments	—	33,584	—	33,584
Short-term securities	—	237,107	—	237,107
Total	$5,311,158	$270,691	$1,335	$5,583,184

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$2,377	—	$2,377
*	Securities with a market value of $2,369,514,000, which represented 42.43% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$ 767,479	$ —	$ 69	$ 767,548
Industrials	494,280	—	—	494,280
Health care	431,968	—	7,974	439,942
Information technology	397,930	—	1,169	399,099
Financials	305,468	—	1,048	306,516
Energy	229,913	3,670	—	233,583
Materials	187,597	—	2,062	189,659
Consumer staples	182,914	—	—	182,914
Utilities	153,357	—	—	153,357
Telecommunication services	23,939	—	—	23,939
Miscellaneous	181,507	—	—	181,507
Preferred securities	—	5,668	—	5,668
Rights & warrants	—	160	—	160
Convertible securities	—	—	5,970	5,970
Bonds, notes & other debt instruments	—	10,672	—	10,672
Short-term securities	—	242,050	—	242,050
Total	$3,356,352	$262,220	$18,292	$3,636,864

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$1,247	—	$1,247

*	Securities with a market value of $1,353,146,000, which represented 37.26% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
76	American Funds Insurance Series

Growth Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$ 4,084,251	$ —	$ —	$ 4,084,251
Financials	4,002,304	—	27,771	4,030,075
Health care	3,089,732	16,347	—	3,106,079
Information technology	2,794,078	—	—	2,794,078
Energy	2,295,428	—	37,353	2,332,781
Industrials	1,848,154	—	—	1,848,154
Consumer staples	1,066,633	—	—	1,066,633
Materials	806,216	—	—	806,216
Telecommunication services	271,205	—	—	271,205
Utilities	20,844	3,166	—	24,010
Miscellaneous	123,982	—	—	123,982
Rights & warrants	20,933	—	—	20,933
Short-term securities	—	1,390,967	—	1,390,967
Total	$20,423,760	$1,410,480	$65,124	$21,899,364
*	Securities with a market value of $2,191,541,000, which represented 10.03% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,325,545	$ —	$ —	$1,325,545
Health care	1,275,863	—	—	1,275,863
Consumer discretionary	1,254,286	—	6,802	1,261,088
Industrials	976,209	—	—	976,209
Information technology	938,777	—	—	938,777
Consumer staples	665,115	—	—	665,115
Telecommunication services	591,059	—	—	591,059
Materials	348,793	3,717	—	352,510
Energy	233,930	—	—	233,930
Utilities	217,563	—	—	217,563
Miscellaneous	322,194	—	—	322,194
Bonds, notes & other debt instruments	—	100,786	—	100,786
Short-term securities	—	145,418	—	145,418
Total	$8,149,334	$249,921	$6,802	$8,406,057

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$10,457	—	$10,457
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(31)	—	(31)
Total	—	$10,426	—	$10,426
*	Securities with a market value of $7,174,467,000, which represented 84.51% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
77	American Funds Insurance Series

New World Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$ 355,330	$ —	$—	$ 355,330
Consumer staples	302,677	—	—	302,677
Information technology	267,438	—	—	267,438
Financials	239,711	—	35	239,746
Energy	228,283	—	—	228,283
Health care	187,465	—	—	187,465
Industrials	160,399	—	—	160,399
Materials	108,231	—	—	108,231
Telecommunication services	101,950	—	—	101,950
Utilities	24,882	—	—	24,882
Miscellaneous	120,687	—	—	120,687
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	196,498	—	196,498
U.S. Treasury bonds & notes	—	19,948	—	19,948
Other	—	43,371	—	43,371
Short-term securities	—	93,979	—	93,979
Total	$2,097,053	$353,796	$35	$2,450,884

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$595	—	$595
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)
Total	—	$586	—	$586
*	Securities with a market value of $1,163,438,000, which represented 47.32% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 998,028	$ —	—	$ 998,028
Health care	977,522	—	—	977,522
Industrials	662,192	—	—	662,192
Consumer staples	649,124	—	—	649,124
Energy	497,712	—	—	497,712
Telecommunication services	496,191	—	—	496,191
Consumer discretionary	350,965	—	—	350,965
Utilities	254,671	—	—	254,671
Financials	234,312	—	—	234,312
Materials	121,866	—	—	121,866
Miscellaneous	208,769	—	—	208,769
Convertible securities	68,387	—	—	68,387
Short-term securities	—	291,524	—	291,524
Total	$5,519,739	$291,524	—	$5,811,263

78	American Funds Insurance Series

Global Growth and Income Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$ 436,208	$ —	$550	$ 436,758
Consumer discretionary	318,197	—	—	318,197
Information technology	210,354	—	—	210,354
Industrials	195,954	—	—	195,954
Health care	173,887	—	—	173,887
Consumer staples	140,777	—	—	140,777
Telecommunication services	116,365	3,226	—	119,591
Energy	95,242	—	—	95,242
Utilities	75,638	—	—	75,638
Materials	75,623	—	—	75,623
Miscellaneous	34,470	—	—	34,470
Convertible securities	—	12,833	365	13,198
Bonds, notes & other debt instruments	—	21,728	—	21,728
Short-term securities	—	64,570	—	64,570
Total	$1,872,715	$102,357	$915	$1,975,987
*	Securities with a market value of $678,918,000, which represented 34.28% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Growth-Income Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$ 3,734,119	$ —	—	$ 3,734,119
Information technology	3,527,967	—	—	3,527,967
Consumer discretionary	3,030,004	—	—	3,030,004
Industrials	2,614,680	—	—	2,614,680
Energy	2,186,543	—	—	2,186,543
Consumer staples	1,732,138	—	—	1,732,138
Financials	1,555,216	—	—	1,555,216
Materials	1,403,167	—	—	1,403,167
Telecommunication services	610,274	—	—	610,274
Utilities	116,687	—	—	116,687
Miscellaneous	616,730	—	—	616,730
Preferred securities	—	12,747	—	12,747
Rights & warrants	3,195	—	—	3,195
Convertible securities	22,399	98,771	—	121,170
Bonds, notes & other debt instruments	—	82,765	—	82,765
Short-term securities	—	1,240,779	—	1,240,779
Total	$21,153,119	$1,435,062	—	$22,588,181
*	Securities with a market value of $1,261,238,000, which represented 5.57% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
79	American Funds Insurance Series

International Growth and Income Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$164,646	$ —	—	$164,646
Consumer discretionary	119,905	—	—	119,905
Consumer staples	108,329	—	—	108,329
Utilities	84,157	—	—	84,157
Industrials	74,599	—	—	74,599
Health care	74,570	—	—	74,570
Telecommunication services	66,129	—	—	66,129
Energy	39,657	—	—	39,657
Information technology	31,740	—	—	31,740
Materials	18,588	—	—	18,588
Miscellaneous	3,736	—	—	3,736
Convertible securities	—	2,803	—	2,803
Bonds, notes & other debt instruments	—	13,444	—	13,444
Short-term securities	—	49,894	—	49,894
Total	$786,056	$66,141	—	$852,197
*	Securities with a market value of $545,687,000, which represented 63.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,565,160	$ —	$ —	$ 1,565,160
Consumer discretionary	1,539,437	266	4,558	1,544,261
Health care	1,322,806	—	—	1,322,806
Energy	1,113,709	—	—	1,113,709
Industrials	969,341	—	21,572	990,913
Information technology	891,048	—	—	891,048
Consumer staples	614,990	—	—	614,990
Materials	612,069	—	2,241	614,310
Telecommunication services	254,831	—	—	254,831
Utilities	232,261	—	—	232,261
Miscellaneous	425,849	—	—	425,849
Rights & warrants	803	—	—	803
Convertible securities	—	3,978	12,682	16,660
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,224,412	—	1,224,412
Mortgage-backed obligations	—	770,429	—	770,429
Corporate bonds & notes	—	524,797	—	524,797
Federal agency bonds & notes	—	76,748	—	76,748
Other	—	449,673	—	449,673
Short-term securities	—	1,605,133	—	1,605,133
Total	$9,542,304	$4,655,436	$41,053	$14,238,793
*	Securities with a market value of $508,450,000, which represented 3.64% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
80	American Funds Insurance Series

Global Balanced Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$ 14,405	$ —	—	$ 14,405
Financials	14,212	—	—	14,212
Information technology	13,122	—	—	13,122
Consumer discretionary	12,003	—	—	12,003
Health care	11,108	—	—	11,108
Industrials	10,772	—	—	10,772
Energy	9,223	—	—	9,223
Telecommunication services	6,599	—	—	6,599
Materials	4,890	478	—	5,368
Utilities	2,142	—	—	2,142
Miscellaneous	4,367	—	—	4,367
Preferred securities	—	160	—	160
Convertible securities	—	1,130	—	1,130
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	24,760	—	24,760
Corporate bonds & notes	—	14,560	—	14,560
U.S. Treasury bonds & notes	—	6,309	—	6,309
Mortgage-backed obligations	—	4,579	—	4,579
Short-term securities	—	14,199	—	14,199
Total	$102,843	$66,175	—	$169,018

Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$ 47	—	$ 47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)
Total	—	$ 22	—	$ 22
*	Securities with a market value of $46,398,000, which represented 27.96% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
81	American Funds Insurance Series

Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$2,374,623	$ —	$2,374,623
U.S. Treasury bonds & notes	—	2,173,663	—	2,173,663
Corporate bonds & notes	—	1,362,138	—	1,362,138
Bonds & notes of governments & government agencies outside the U.S.	—	303,594	—	303,594
Federal agency bonds & notes	—	197,078	—	197,078
Other	—	1,525,246	—	1,525,246
Convertible securities	—	1,328	—	1,328
Preferred securities	—	3,141	—	3,141
Common stocks	—	3	5,227	5,230
Short-term securities	—	1,376,312	—	1,376,312
Total	—	$9,317,126	$5,227	$9,322,353

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$1,265	—	$1,265
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(244)	—	(244)
Total	—	$1,021	—	$1,021
*Forward currency contracts are not included in the investment portfolio.

Global Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	—	$ 561,556	$ —	$ 561,556
Japanese yen	—	200,822	—	200,822
Mexican pesos	—	104,378	—	104,378
Polish zloty	—	80,355	—	80,355
Swedish kronor	—	75,197	—	75,197
British pounds	—	51,407	—	51,407
South Korean won	—	49,022	—	49,022
Norwegian kroner	—	46,585	—	46,585
Hungarian forints	—	28,794	—	28,794
Malaysian ringgits	—	27,292	—	27,292
U.S. dollars	—	1,128,066	—	1,128,066
Other currencies	—	138,402	—	138,402
Convertible securities	—	—	413	413
Common stocks	—	—	872	872
Short-term securities	—	238,470	—	238,470
Total	—	$2,730,346	$1,285	$2,731,631

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$ 2,497	—	$ 2,497
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,297)	—	(1,297)
Total	—	$ 1,200	—	$ 1,200

*Forward currency contracts are not included in the investment portfolio.

82	American Funds Insurance Series

High-Income Bond Fund
		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$1,584,327	$ —	$1,584,327
Bonds & notes of governments outside the U.S.	—	44,354	—	44,354
Other	—	3,443	—	3,443
Convertible securities	3,061	5,026	7,538	15,625
Preferred securities	—	6,571	—	6,571
Common stocks	4,268	407	29,552	34,227
Rights & warrants	279	—	—	279
Short-term securities	—	69,180	—	69,180
Total	$7,608	$1,713,308	$37,090	$1,758,006

		Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$36	—	$36

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2013 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2013	Level 3[2]	Purchases	Sales	loss[3]	depreciation[3]	Level 3[2]	6/30/2013
Investment securities	$3,779	$12,893	$59,987	$(15,807)	$(50)	$(23,319)	$(393)	$37,090
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2013:								$(26,255)

1 Forward currency contracts are not included in the investment portfolio.

2 Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

3 Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The following table provides additional information used by the funds’ investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

Impact to
valuation from
	Value	Valuation	Unobservable		an increase in
	at 6/30/2013	technique(s)	input(s)	Range	input*
Convertible securities	$ 7,538	Market comparable companies	EV/EBITDA multiple	9.38x–12.60x	Increase
			DLOM	15%–19%	Decrease
		Blend of market comparable	EV	$525M–$773M	Increase
		companies and market indication	EBITDA multiple	7.8x–9.3x	Increase
Common stocks	29,552
		Market comparable companies	EBITDA multiple	4.89x–7.39x	Increase
			DLOM	10%–19%	Decrease
$37,090

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EV = Enterprise value
EBITDA = Earnings before interest, taxes, depreciation and amortization
DLOM = Discount for lack of marketability

83	American Funds Insurance Series

Mortgage Fund
At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund
At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund
At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund
At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund
At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund
At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund
At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund
At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal

84	American Funds Insurance Series

and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

85	American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, certain of the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

86	American Funds Insurance Series

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

To reduce the risk to counterparties of forward currency contracts, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2013, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the funds’ open positions in futures contracts, the funds are required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that typically range from 1% to 5% of the notional value of the futures contract being traded. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

87	American Funds Insurance Series

On a daily basis, the funds pay or receive a “variation margin” based on the increase or decrease in the value of the futures contracts and record variation margin on futures contracts in the statement of assets and liabilities. In addition, the funds segregate liquid assets equivalent to the funds’ outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. The funds record realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Rights of setoff — Funds that hold derivative instruments have enforceable master netting or similar agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities. The following tables present the funds’ forward currency or futures contracts that are subject to potential offset on the statements of assets and liabilities as of June 30, 2013 (dollars in thousands):

Global Growth Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Forward currency contracts	$2,377	$—	$—	$—	$2,377

Global Small Capitalization Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Forward currency contracts	$1,247	$—	$(399)	$—	$848

International Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Forward currency contracts	$10,457	$—	$—	$—	$10,457
Liabilities: Forward currency contracts	31	—	—	—	31

New World Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Forward currency contracts	$732	$(14)	$(261)	$—	$457
Liabilities: Forward currency contracts	18	(14)	—	—	4

See end of offsetting tables for footnotes.

88	American Funds Insurance Series

Global Balanced Fund
			Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Forward currency contracts	$65	$(13)	$—	$—	$52
Liabilities: Forward currency contracts	26	(13)	—	—	13
Bond Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Forward currency contracts	$1,332	$(524)	$(251)	$—	$557
Liabilities: Forward currency contracts	524	(524)	—	—	—
Global Bond Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Forward currency contracts	$2,801	$(777)	$(2,024)	$—	$ —
Liabilities: Forward currency contracts	1,337	(777)	—	—	560
High-Income Bond Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Forward currency contracts	$36	$(17)	$ —	$—	$19
Liabilities: Forward currency contracts	71	(17)	(54)	—	—
Managed Risk Growth Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Futures contracts	$8	$—†	$—	$—	$8
Liabilities: Futures contracts	—†	—†	—	—	—

89	American Funds Insurance Series

Managed Risk International Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Futures contracts	$16	$(16)	$—	$ —	$—
Liabilities: Futures contracts	19	(16)	—	(3)	—

Managed Risk Blue Chip Income and Growth Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Futures contracts	$12	$—	$—	$—	$12

Managed Risk Growth-Income Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Futures contracts	$8	$—	$—	$—	$8

Managed Risk Asset Allocation Fund
		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
	Gross amounts recognized in
	the statement of	Available	Non-cash	Cash	Net
Description	assets and liabilities	to offset	collateral*	collateral	amount
Assets: Futures contracts	$120	$(40)	$—	$—	$80
Liabilities: Futures contracts	40	(40)	—	—	—

*Non-cash collateral is shown on a settlement basis. In some instances, the actual collateral received and/or pledged may be more than the amount shown.

†Amount less than one thousand.

90	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2006; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following pages, some of the funds had capital loss carryforwards available at December 31, 2012. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2012, the funds’ most recent year-end.

Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2013.

91	American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global	Global Small
	Growth	Capitalization	Growth	International	New World
	Fund	Fund	Fund	Fund	Fund
As of December 31, 2012:
Undistributed ordinary income	$16,258	$33,254	$89,940	$31,894	$7,751
Undistributed long-term capital gain	—	—	—	—	11,646
Post-October capital loss deferral*	(261)	—	(17,079)	—	—
Capital loss carryforward:
No expiration	—	(79,088)	—	(145,237)	—
Expiring 2017	(353,831)	(354,503)	(1,583,328)	(1,057,173)	—
Expiring 2018	—	—	(12,099)	(84,504)	—
	$(353,831)	$(433,591)	$(1,595,427)	$(1,286,914)	$—

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,435,741	$984,282	$7,938,194	$1,987,068	$455,577
Gross unrealized depreciation on investment securities	(174,517)	(382,022)	(302,941)	(395,390)	(171,514)
Net unrealized appreciation on investment securities	$1,261,224	$602,260	$7,635,253	$1,591,678	$284,063
Cost of investment securities	$4,321,960	$3,034,604	$14,264,111	$6,814,379	$2,166,821

	Blue Chip	Global		International	Asset	Global
	Income and	Growth and	Growth-	Growth and	Allocation	Balanced
	Growth Fund	Income Fund	Income Fund	Income Fund	Fund	Fund
As of December 31, 2012:
Undistributed ordinary income	$22,927	$11,850	$74,334	$392	$50,395	$—
Late year ordinary loss deferral*	—	—	—	—	(24)	(172)
Post-October capital loss deferral*	—	(26,563)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(11,961)	—	(1,359)
Expiring 2016	(2,872)	—	—	—	—	—
Expiring 2017	(495,895)	(515,003)	(736,140)	—	—	—
Expiring 2018	—	(297)	(1,026,621)	—	(11,934)	—
	$(498,767)	$(515,300)	$(1,762,761)	$(11,961)	$(11,934)	$(1,359)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,367,069	$406,200	$7,035,603	$66,186	$2,955,948	$16,651
Gross unrealized depreciation on investment securities	(41,903)	(86,141)	(514,364)	(30,800)	(150,676)	(4,011)
Net unrealized appreciation on investment securities	$1,325,166	$320,059	$6,521,239	$35,386	$2,805,272	$12,640
Cost of investment securities	$4,486,097	$1,655,928	$16,066,942	$816,811	$11,433,521	$156,378

92	American Funds Insurance Series

					U.S.
					Government/	Cash
		Global	High-Income	Mortgage	AAA-Rated	Management
	Bond Fund	Bond Fund	Bond Fund	Fund	Securities Fund	Fund
As of December 31, 2012:
Undistributed ordinary income	$35,166	$14,952	$24,270	$306	$50,308	$—
Late year ordinary loss deferral*	—	(2,774)	—	—	—	—
Undistributed long-term capital gain	96,941	17,722	—	50	53,953	—
Post-October capital loss deferral*	—	—	(16,286)	—	—	—
Capital loss carryforward:
No expiration	—	—	—	—	—	— †
Expiring 2016	—	—	(9,223)	—	—	—
Expiring 2017	—	—	(113,685)	—	—	—
	$—	$—	$(122,908)	$—	$—	$— †

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$205,137	$42,909	$78,830	$1,405	$23,327	$9
Gross unrealized depreciation on investment securities	(149,413)	(67,402)	(80,420)	(2,277)	(45,902)	(6)
Net unrealized appreciation (depreciation) on
investment securities	$55,724	$(24,493)	$(1,590)	$(872)	$(22,575)	$3
Cost of investment securities	$9,266,629	$2,756,124	$1,759,596	$279,561	$4,417,526	$537,236

			Managed
		Managed	Risk	Managed	Managed
	Managed	Risk	Blue Chip	Risk	Risk Asset
	Risk	International	Income and	Growth-	Allocation
	Growth Fund	Fund	Growth Fund	Income Fund	Fund
As of December 31, 2012:
Undistributed ordinary income	—	—	—	—	$3
Capital loss carryforward:
No expiration	—	—	—	—	(42)
	—	—	—	—	$(42)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$43	$5	$13	$32	$6,699
Gross unrealized depreciation on investment securities	(11)	(188)	(23)	(13)	(1,478)
Net unrealized appreciation (depreciation) on
investment securities	$32	$(183)	$(10)	$19	$5,221
Cost of investment securities	$5,640	$5,579	$6,325	$5,720	$257,054

*These deferrals are considered incurred in the subsequent year.

†Amount less than one thousand.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
	Ordinary		Long-term	Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$5,955		—	$5,955		$16,161		—	$16,161
Class 2	12,951		—	12,951		32,113		—	32,113
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$18,906		—	$18,906		$48,274		—	$48,274

See end of distributions tables for footnotes.

93	American Funds Insurance Series

Global Small Capitalization Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total distributions	Ordinary		Long-term	Total distributions
Share class	income	capital gains	paid	income		capital gains	paid
Class 1	$9,160	—	$9,160	$14,672		—	$14,672
Class 2	24,174	—	24,174	34,610		—	34,610
Class 4[1]	3	—	3	—	[2]	—	—	[2]
Total	$33,337	—	$33,337	$49,282		—	$49,282

Growth Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total distributions	Ordinary		Long-term	Total distributions
Share class	income	capital gains	paid	income		capital gains	paid
Class 1	$28,593	—	$28,593	$75,334		—	$75,334
Class 2	60,664	—	60,664	122,858		—	122,858
Class 3	795	—	795	1,643		—	1,643
Class 4[1]	4	—	4	—	[2]	—	—	[2]
Total	$90,056	—	$90,056	$199,835		—	$199,835

International Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total distributions	Ordinary		Long-term	Total distributions
Share class	income	capital gains	paid	income		capital gains	paid
Class 1	$13,105	—	$13,105	$60,357		—	$60,357
Class 2	19,869	—	19,869	78,128		—	78,128
Class 3	161	—	161	650		—	650
Class 4[1]	1	—	1	—	[2]	—	—	[2]
Total	$33,136	—	$33,136	$139,135		—	$139,135

New World Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total distributions	Ordinary		Long-term	Total distributions
Share class	income	capital gains	paid	income		capital gains	paid
Class 1	$4,240	$5,690	$9,930	$13,526		—	$13,526
Class 2	3,902	5,994	9,896	13,443		—	13,443
Class 4[1]	3	4	7	—	[2]	—	—	[2]
Total	$8,145	$11,688	$19,833	$26,969		—	$26,969

Blue Chip Income and Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
	Ordinary		Long-term	Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$9,725		—	$9,725		$29,511		—	$29,511
Class 2	13,384		—	13,384		67,663		—	67,663
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$23,109		—	$23,109		$97,174		—	$97,174

See end of distributions tables for footnotes.

94	American Funds Insurance Series

Global Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
	Ordinary		Long-term	Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$1,232		—	$1,232		$4,745		—	$4,745
Class 2	10,721		—	10,721		45,110		—	45,110
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$11,953		—	$11,953		$49,855		—	$49,855

Growth-Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
	Ordinary		Long-term	Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$30,750		—	$30,750		$179,283		—	$179,283
Class 2	43,331		—	43,331		213,820		—	213,820
Class 3	567		—	567		2,787		—	2,787
Class 4[1]	2		—	2		—	[2]	—	—	[2]
Total	$74,650		—	$74,650		$395,890		—	$395,890

International Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
	Ordinary		Long-term	Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$317		—	$317		$4,726		—	$4,726
Class 2	116		—	116		4,685		—	4,685
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$433		—	$433		$9,411		—	$9,411

Asset Allocation Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
	Ordinary		Long-term	Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$31,689		—	$31,689		$149,689		—	$149,689
Class 2	18,641		—	18,641		99,191		—	99,191
Class 3	141		—	141		742		—	742
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$50,471		—	$50,471		$249,622		—	$249,622

Global Balanced Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
	Ordinary		Long-term	Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	—		—	—		$562		—	$562
Class 2	—		—	—		1,835		—	1,835
Class 4[1]	—		—	—		—	[2]	—	—	[2]
Total	—		—	—		$2,397		—	$2,397

95	American Funds Insurance Series

Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
	Ordinary		Long-term		Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$16,954		$43,797		$60,751		$106,210		—	$106,210
Class 2	18,567		53,541		72,108		125,665		—	125,665
Class 4[1]	2		6		8		—	[2]	—	—	[2]
Total	$35,523		$97,344		$132,867		$231,875		—	$231,875

Global Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
	Ordinary		Long-term		Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$6,185		$7,310		$13,495		$23,288		$3,369	$26,657
Class 2	8,801		10,402		19,203		42,360		7,923	50,283
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Total	$14,986		$17,712		$32,698		$65,648		$11,292	$76,940

High-Income Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
	Ordinary		Long-term		Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$9,943		—		$9,943		$62,358		—	$62,358
Class 2	14,236		—		14,236		79,441		—	79,441
Class 3	244		—		244		1,459		—	1,459
Class 4[1]	—	[2]	—		—	[2]	—	[2]	—	—	[2]
Total	$24,423		—		$24,423		$143,258		—	$143,258

Mortgage Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
	Ordinary		Long-term		Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$263		$46		$309		$1,305		—	$1,305
Class 2	72		15		87		648		—	648
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Total	$335		$61		$396		$1,953		—	$1,953

96	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
	Ordinary		Long-term		Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$24,115		$25,494		$49,609		$45,898		$27,829	$73,727
Class 2	25,984		28,443		54,427		47,011		31,761	78,772
Class 3	234		255		489		493		330	823
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Total	$50,333		$54,192		$104,525		$93,402		$59,920	$153,322

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2013						For the period ended December 31, 2012[3]
	Ordinary		Long-term		Total distributions		Ordinary		Long-term	Total distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class P1	$45		—		$45		$111		—	$111
Class P2	18		—		18		206		—	206
Total	$63		—		$63		$317		—	$317

1For the period December 14, 2012, commencement of operations, through December 31, 2012.

2Amount less than one thousand.

3For the period September 28, 2012, commencement of operations, through December 31, 2012.

Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund did not make any distributions during the period May 1, 2013, commencement of operations, to June 30, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

Investment advisory services waivers — CRMC is currently waiving a portion of its investment advisory services fees for Asset Allocation Fund and each of the managed risk funds. Investment advisory services fees are presented in the statements of operations gross of the waivers from CRMC. For the six months ended June 30, 2013, total investment advisory services fees waived by CRMC were $51,000.

97	American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

					For the	For the
	Rates		Net asset level (in billions)		period ended	period ended
					June 30, 2013,	June 30, 2013,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$ .6	$ 5.0	.53%	.53%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.49	.49
New World Fund	.850	.620	.5	2.5	.73	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.59	.59
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.65	.65
Asset Allocation Fund	.500	.250	.6	8.0	.29	.29
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.500	1.0	1.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and
Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18%	0.18%
Class 4	0.25%	0.25%
Class P1	0.00%	0.25%
Class P2	0.25%	0.50%

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

98	American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses on the managed risk funds so that they will not exceed 0.28% of each funds’ average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2013, total expenses reimbursed by CRMC were $98,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$78
Class 2	4,810		—		192
Class 4	—		—		—
Total class-specific expenses	$4,810		—		$270

Global Small Capitalization Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$52
Class 2	3,393		—		136
Class 4	—	*	—	*	—	*
Total class-specific expenses	$3,393		$ —*		$188

Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$335
Class 2	19,101		—		764
Class 3	176		—		10
Class 4	—	*	—	*	—	*
Total class-specific expenses	$19,277		$ —*		$1,109

International Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$172
Class 2	6,857		—		274
Class 3	39		—		2
Class 4	—	*	—	*	—	*
Total class-specific expenses	$6,896		$—	*	$448

New World Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$60
Class 2	1,677		—		67
Class 4	—	*	—	*	—	*
Total class-specific expenses	$1,677		$—	*	$127

Blue Chip Income and Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$104
Class 2	4,430		—		177
Class 4	—		—		—
Total class-specific expenses	$4,430		—		$281

Global Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$10
Class 2	2,326		—		93
Class 4	—		—		—
Total class-specific expenses	$2,326		—		$103

Growth-Income Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$446
Class 2	17,328		—		693
Class 3	158		—		9
Class 4	—	*	—	*	—	*
Total class-specific expenses	$17,486		$—	*	$1,148

See end of class-specific expenses tables for footnote.

99	American Funds Insurance Series

International Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$27
Class 2	297		—		12
Class 4	—		—		—
Total class-specific expenses	$297		—		$39

Asset Allocation Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$395
Class 2	6,755		—		270
Class 3	36		—		2
Class 4	—		—		—
Total class-specific expenses	$6,791		—		$667

Global Balanced Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$2
Class 2	158		—		6
Class 4	—		—		—
Total class-specific expenses	$158		—		$8

Bond Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$187
Class 2	6,077		—		243
Class 4	—	*	—	*	—	*
Total class-specific expenses	$6,077		$—	*	$430

Global Bond Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$53
Class 2	2,012		—		80
Class 4	—		—		—
Total class-specific expenses	$2,012		—		$133

High-Income Bond Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$41
Class 2	1,378		—		55
Class 3	18		—		1
Class 4	—		—		—
Total class-specific expenses	$1,396		—		$97

Mortgage Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$6
Class 2	62		—		3
Class 4	—		—		—
Total class-specific expenses	$62		—		$9

U.S. Government/AAA-Rated Securities Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$87
Class 2	2,416		—		97
Class 3	16		—		1
Class 4	—		—		—
Total class-specific expenses	$2,432		—		$185

Cash Management Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		—		$3
Class 2	534		—		22
Class 3	9		—		—	*
Class 4	—		—		—
Total class-specific expenses	$543		—		$25

Managed Risk Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class P1	$—		$—		—
Class P2	—	*	—	*	—
Total class-specific expenses	$—	*	$—	*	—

100	American Funds Insurance Series

Managed Risk International Fund
Insurance
	Distribution		administrative		Administrative
	services		services		services
Class P1	$—		$—		—
Class P2	—	*	—	*	—
Total class-specific expenses	$—	*	$—	*	—

Managed Risk Blue Chip Income and Growth Fund
Insurance
	Distribution		administrative		Administrative
	services		services		services
Class P1	$—		$—		—
Class P2	—	*	—	*	—
Total class-specific expenses	$—*		$—	*	—

Managed Risk Growth-Income Fund

Insurance
	Distribution	administrative	Administrative
	services	services	services
Class P1	$—	$—	—
Class P2	—*	—*	—
Total class-specific expenses	$—*	$—*	—

Managed Risk Asset Allocation Fund

Insurance
	Distribution	administrative	Administrative
	services	services	services
Class P1	$—	$23	—
Class P2	129	129	—
Total class-specific expenses	$129	$152	—

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

			Increase in value		Total trustees’
Fund	Current fees		of deferred amounts		compensation
Global Growth Fund	$31		$4		$35
Global Small Capitalization Fund	22		2		24
Growth Fund	136		42		178
International Fund	55		19		74
New World Fund	15		1		16
Blue Chip Income and Growth Fund	27		3		30
Global Growth and Income Fund	12		1		13
Growth-Income Fund	145		48		193
International Growth and Income Fund	2		—	*	2
Asset Allocation Fund	75		14		89
Global Balanced Fund	1		—	*	1
Bond Fund	53		6		59
Global Bond Fund	16		1		17
High-Income Bond Fund	12		5		17
Mortgage Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	23		5		28
Cash Management Fund	3		2		5
Managed Risk Growth Fund	—		—		—
Managed Risk International Fund	—		—		—
Managed Risk Blue Chip Income and Growth Fund	—		—		—
Managed Risk Growth-Income Fund	—		—		—
Managed Risk Asset Allocation Fund	—	*	—	*	— *
*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

101	American Funds Insurance Series

8. Fund merger

On May 17, 2013, Global Growth Fund (the “acquiring fund”) acquired the net assets of Global Discovery Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 5, 2012. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 17, 2013. Both Class 1 and Class 2 shares were exchanged at a ratio of 0.57 to 1. Shares issued by Global Growth Fund are disclosed in the capital share transactions noted below. Further information about the merger of the funds is as follows (dollars and shares in thousands):

	Status	Shares outstanding		Net assets	Net asset value per share
Global Discovery Fund	Acquired fund
Class 1		1,178		$17,890	$15.19
Class 2		17,234		$260,407	$15.11

Global Growth Fund	Acquiring fund
Class 1		64,374		$1,718,150	$26.69
Class 2		150,243		$3,981,436	$26.50
Class 4		—	*	$1	$26.68

Global Growth Fund	Post merger
Class 1		65,045		$1,736,040	$26.69
Class 2		160,070		$4,241,843	$26.50
Class 4		—	*	$1	$26.68
*Amount less than one thousand.

Components of net assets acquired on May 17, 2013
Capital paid in on shares of beneficial interest	$189,397
Undistributed net investment income	—
Undistributed net realized gain	—
Net unrealized appreciation	88,900
Total net assets	$278,297

Had the acquisition been completed on January 1, 2013, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended December 31, 2012, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 1, 2013
Capital paid in on shares of beneficial interest	$4,434,571
Undistributed net investment income	3,153
Accumulated net realized loss	(368,635)
Net unrealized appreciation	1,382,058
Total net assets	$5,451,147

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 17, 2013.

102	American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]			Issued in connection with merger of Global Discovery Fund		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$160,976	7,000		$(18,023)	(670)	$5,955		231		$(102,852)	(4,092)	$46,056	2,469
Class 2	294,207	21,008		(44,035)	(9,827)	12,951		506		(330,600)	(13,235)	(67,477)	(1,548)
Class 4	—	—		—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$455,183	28,008		$(62,058)	(10,497)	$18,906		737		$(433,452)	(17,327)	$(21,421)	921

Year ended December 31, 2012
Class 1	$116,073	5,365				$16,161		689		$(214,408)	(9,757)	$(82,174)	(3,703)
Class 2	47,056	2,233				32,113		1,371		(608,844)	(28,048)	(529,675)	(24,444)
Class 4[3]	1	—	[2]			—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$163,130	7,598				$48,274		2,060		$(823,252)	(37,805)	$(611,848)	(28,147)

Global Small Capitalization Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$154,092	6,963		$9,160		410		$(280,629)	(12,680)	$(117,377)	(5,307)
Class 2	23,487	1,089		24,174		1,099		(213,790)	(9,876)	(166,129)	(7,688)
Class 4	456	20		3		—	[2]	(51)	(2)	408	18
Total net increase (decrease)	$178,035	8,072		$33,337		1,509		$(494,470)	(22,558)	$(283,098)	(12,977)

Year ended December 31, 2012
Class 1	$183,971	9,682		$14,672		791		$(112,799)	(5,936)	$85,844	4,537
Class 2	86,346	4,691		34,610		1,918		(364,953)	(19,370)	(243,997)	(12,761)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$270,318	14,373		$49,282		2,709		$(477,752)	(25,306)	$(158,152)	(8,224)

Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$125,646	1,922		$28,593		420		$(1,394,800)	(21,609)	$(1,240,561)	(19,267)
Class 2	75,548	1,167		60,664		898		(1,354,153)	(20,807)	(1,217,941)	(18,742)
Class 3	176	2		795		12		(14,024)	(214)	(13,053)	(200)
Class 4	1,253	19		4		—	[2]	(67)	(1)	1,190	18
Total net increase (decrease)	$202,623	3,110		$90,056		1,330		$(2,763,044)	(42,631)	$(2,470,365)	(38,191)

Year ended December 31, 2012
Class 1	$277,348	4,834		$75,334		1,260		$(1,863,267)	(31,869)	$(1,510,585)	(25,775)
Class 2	177,807	3,123		122,858		2,084		(4,632,501)	(81,722)	(4,331,836)	(76,515)
Class 3	1,746	29		1,643		28		(33,580)	(577)	(30,191)	(520)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$456,902	7,986		$199,835		3,372		$(6,529,348)	(114,168)	$(5,872,611)	(102,810)

See end of capital share transactions tables for footnotes.

103	American Funds Insurance Series

International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$128,674	6,973		$13,105		703		$(720,467)	(39,427)	$(578,688)	(31,751)
Class 2	104,865	5,680		19,869		1,069		(456,500)	(24,763)	(331,766)	(18,014)
Class 3	355	19		161		9		(3,873)	(210)	(3,357)	(182)
Class 4	533	29		1		—	[2]	(34)	(2)	500	27
Total net increase (decrease)	$234,427	12,701		$33,136		1,781		$(1,180,874)	(64,402)	$(913,311)	(49,920)

Year ended December 31, 2012
Class 1	$266,734	16,344		$60,357		3,445		$(552,826)	(32,947)	$(225,735)	(13,158)
Class 2	225,412	13,909		78,128		4,462		(859,434)	(51,810)	(555,894)	(33,439)
Class 3	374	23		650		37		(7,378)	(446)	(6,354)	(386)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$492,521	30,276		$139,135		7,944		$(1,419,638)	(85,203)	$(787,982)	(46,983)

New World Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$151,421	6,543		$9,930		435		$(52,069)	(2,258)	$109,282	4,720
Class 2	34,848	1,518		9,896		438		(135,573)	(5,895)	(90,829)	(3,939)
Class 4	1,019	44		7		—	[2]	(23)	(1)	1,003	43
Total net increase (decrease)	$187,288	8,105		$19,833		873		$(187,665)	(8,154)	$19,456	824

Year ended December 31, 2012
Class 1	$243,140	11,398		$13,526		600		$(92,066)	(4,285)	$164,600	7,713
Class 2	54,652	2,591		13,443		599		(252,673)	(11,890)	(184,578)	(8,700)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$297,793	13,989		$26,969		1,199		$(344,739)	(16,175)	$(19,977)	(987)

Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2013
Class 1	$793,500	74,023		$9,725		831		$(68,222)	(6,039)	$735,003		68,815
Class 2	5,959	541		13,384		1,154		(352,552)	(31,869)	(333,209)		(30,174)
Class 4	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase (decrease)	$799,459	74,564		$23,109		1,985		$(420,774)	(37,908)	$401,794		38,641

Year ended December 31, 2012
Class 1	$612,734	61,796		$29,511		2,924		$(399,693)	(39,869)	$242,552		24,851
Class 2	53,607	5,597		67,663		6,761		(461,477)	(47,179)	(340,207)		(34,821)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]
Total net increase (decrease)	$666,342	67,393		$97,174		9,685		$(861,170)	(87,048)	$(97,654)		(9,970)

See end of capital share transactions tables for footnotes.

104	American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]				Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$18,277		1,621		$1,232		108		$(18,626)	(1,657)	$883	72
Class 2	19,387		1,752		10,721		939		(203,441)	(18,071)	(173,333)	(15,380)
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	— [2]	— [2]	— [2]	— [2]
Total net increase (decrease)	$37,664		3,373		$11,953		1,047		$(222,067)	(19,728)	$(172,450)	(15,308)

Year ended December 31, 2012
Class 1	$27,152		2,703		$4,745		459		$(36,662)	(3,653)	$(4,765)	(491)
Class 2	28,455		2,924		45,110		4,374		(329,160)	(33,092)	(255,595)	(25,794)
Class 4[3]	1		—	[2]	—	[2]	—		—	—	1	— [2]
Total net increase (decrease)	$55,608		5,627		$49,855		4,833		$(365,822)	(36,745)	$(260,359)	(26,285)

Growth-Income Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$470,750	11,269		$30,750		703		$(2,539,988)	(62,292)	$(2,038,488)	(50,320)
Class 2	38,930	933		43,331		998		(1,281,232)	(30,726)	(1,198,971)	(28,795)
Class 3	428	10		567		13		(14,131)	(336)	(13,136)	(313)
Class 4	823	19		2		—	[2]	(77)	(2)	748	17
Total net increase (decrease)	$510,931	12,231		$74,650		1,714		$(3,835,428)	(93,356)	$(3,249,847)	(79,411)

Year ended December 31, 2012
Class 1	$994,378	26,843		$179,283		4,692		$(2,343,170)	(62,718)	$(1,169,509)	(31,183)
Class 2	138,677	3,857		213,820		5,631		(2,162,539)	(59,217)	(1,810,042)	(49,729)
Class 3	820	22		2,787		73		(33,096)	(898)	(29,489)	(803)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$1,133,876	30,722		$395,890		10,396		$(4,538,805)	(122,833)	$(3,009,039)	(81,715)

International Growth and Income Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$418,740	26,678		$317		19		$(5,557)	(346)	$413,500	26,351
Class 2	14,721	932		116		7		(19,913)	(1,211)	(5,076)	(272)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	—	[2]
Total net increase (decrease)	$433,461	27,610		$433		26		$(25,470)	(1,557)	$408,424	26,079

Year ended December 31, 2012
Class 1	$166,454	10,893		$4,726		310		$(7,358)	(503)	$163,822	10,700
Class 2	21,059	1,460		4,685		308		(27,910)	(1,901)	(2,166)	(133)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$187,514	12,353		$9,411		618		$(35,268)	(2,404)	$161,657	10,567

105	American Funds Insurance Series

Asset Allocation Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$751,816	37,796		$31,689		1,546		$(231,336)	(11,663)	$552,169	27,679
Class 2	103,656	5,266		18,641		916		(424,007)	(21,558)	(301,710)	(15,376)
Class 3	913	45		141		7		(2,180)	(109)	(1,126)	(57)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$856,385	43,107		$50,471		2,469		$(657,523)	(33,330)	$249,333	12,246

Year ended December 31, 2012
Class 1	$690,030	39,118		$149,689		8,204		$(419,110)	(23,646)	$420,609	23,676
Class 2	106,642	6,083		99,191		5,485		(823,760)	(46,863)	(617,927)	(35,295)
Class 3	1,291	73		742		41		(6,555)	(370)	(4,522)	(256)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$797,964	45,274		$249,622		13,730		$(1,249,425)	(70,879)	$(201,839)	(11,875)

Global Balanced Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$251	23		—		—		$(182)	(17)	$69	6
Class 2	16,924	1,581		—		—		(6,113)	(577)	10,811	1,004
Class 4	—	—		—		—		—	—	—	—
Total net increase (decrease)	$17,175	1,604		—		—		$(6,295)	(594)	$10,880	1,010

Year ended December 31, 2012
Class 1	$29	3		$562		54		$(1)	— [2]	$590	57
Class 2	46,372	4,711		1,835		178		(9,674)	(984)	38,533	3,905
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$46,402	4,714		$2,397		232		$(9,675)	(984)	$39,124	3,962

Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$647,012	57,499		$60,751		5,523		$(544,046)	(48,338)	$163,717	14,684
Class 2	113,942	10,300		72,108		6,634		(339,667)	(30,558)	(153,617)	(13,624)
Class 4	680	61		8		—	[2]	(3)	— [2]	685	61
Total net increase (decrease)	$761,634	67,860		$132,867		12,157		$(883,716)	(78,896)	$10,785	1,121

Year ended December 31, 2012
Class 1	$761,662	67,100		$106,210		9,439		$(1,419,488)	(125,727)	$(551,616)	(49,188)
Class 2	302,695	27,149		125,665		11,291		(504,544)	(45,084)	(76,184)	(6,644)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$1,064,358	94,249		$231,875		20,730		$(1,924,032)	(170,811)	$(627,799)	(55,832)

See end of capital share transactions tables for footnotes.

106	American Funds Insurance Series

Global Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$277,449	22,871		$13,495		1,134		$(80,843)	(6,693)	$210,101	17,312
Class 2	45,376	3,762		19,203		1,622		(87,004)	(7,264)	(22,425)	(1,880)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	—	[2]
Total net increase (decrease)	$322,825	26,633		$32,698		2,756		$(167,847)	(13,957)	$187,676	15,432

Year ended December 31, 2012
Class 1	$374,578	30,370		$26,657		2,182		$(78,701)	(6,414)	$322,534	26,138
Class 2	135,590	11,094		50,283		4,140		(210,485)	(17,264)	(24,612)	(2,030)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$510,169	41,464		$76,940		6,322		$(289,186)	(23,678)	$297,923	24,108

High-Income Bond Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$60,196	5,264		$9,943		883		$(245,966)	(21,479)	$(175,827)	(15,332)
Class 2	13,706	1,219		14,236		1,280		(119,565)	(10,600)	(91,623)	(8,101)
Class 3	240	21		244		22		(3,824)	(334)	(3,340)	(291)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$74,142	6,504		$24,423		2,185		$(369,355)	(32,413)	$(270,790)	(23,724)

Year ended December 31, 2012
Class 1	$112,401	9,936		$62,358		5,619		$(115,003)	(10,154)	$59,756	5,401
Class 2	114,547	10,267		79,441		7,244		(185,788)	(16,687)	8,200	824
Class 3	5,364	480		1,459		132		(7,355)	(655)	(532)	(43)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$232,313	20,683		$143,258		12,995		$(308,146)	(27,496)	$67,425	6,182

Mortgage Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2013
Class 1	$81,866	7,832		$309		30		$(2,505)	(241)	$79,670		7,621
Class 2	5,752	551		87		9		(4,995)	(480)	844		80
Class 4	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase (decrease)	$87,618	8,383		$396		39		$(7,500)	(721)	$80,514		7,701

Year ended December 31, 2012
Class 1	$57,612	5,467		$1,305		125		$(27,398)	(2,586)	$31,519		3,006
Class 2	29,661	2,825		648		62		(2,938)	(279)	27,371		2,608
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]
Total net increase (decrease)	$87,274	8,292		$1,953		187		$(30,336)	(2,865)	$58,891		5,614

107	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$77,915	6,154		$49,609		4,057		$(131,429)	(10,381)	$(3,905)	(170)
Class 2	31,566	2,514		54,427		4,494		(102,030)	(8,183)	(16,037)	(1,175)
Class 3	210	16		489		40		(2,679)	(212)	(1,980)	(156)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$109,691	8,684		$104,525		8,591		$(236,138)	(18,776)	$(21,922)	(1,501)

Year ended December 31, 2012
Class 1	$195,168	15,076		$73,727		5,774		$(209,851)	(16,180)	$59,044	4,670
Class 2	146,483	11,413		78,772		6,228		(192,849)	(15,060)	32,406	2,581
Class 3	1,630	125		823		65		(6,050)	(467)	(3,597)	(277)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$343,282	26,614		$153,322		12,067		$(408,750)	(31,707)	$87,854	6,974

Cash Management Fund

	Sales[1]			Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$10,754	949		—	—	$(15,631)	(1,379)	$(4,877)	(430)
Class 2	122,288	10,964		—	—	(118,243)	(10,595)	4,045	369
Class 3	4,229	376		—	—	(3,996)	(355)	233	21
Class 4	—	—		—	—	—	—	—	—
Total net increase (decrease)	$137,271	12,289		—	—	$(137,870)	(12,329)	$(599)	(40)

Year ended December 31, 2012
Class 1	$28,695	2,528		—	—	$(37,213)	(3,278)	$(8,518)	(750)
Class 2	156,563	13,986		—	—	(224,943)	(20,084)	(68,380)	(6,098)
Class 3	7,742	686		—	—	(9,181)	(813)	(1,439)	(127)
Class 4[3]	1	—	[2]	—	—	—	—	1	— [2]
Total net increase (decrease)	$193,001	17,200		—	—	$(271,337)	(24,175)	$(78,336)	(6,975)

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	780	76	—	—	—	[2]	—	[2]	5,680	566
Total net increase	$5,000	500	$780	76	—	—	$—	[2]	—	[2]	$5,780	576

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	837	84	—	—	—	[2]	—	[2]	5,737	574
Total net increase	$5,000	500	$837	84	—	—	$—	[2]	—	[2]	$5,837	584

108	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—	—	$100	10
Class P2	4,900	490	1,511	149	—	—	(20)	(2)	6,391	637
Total net increase (decrease)	$5,000	500	$1,511	149	—	—	$(20)	(2)	$6,491	647

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	885	87	—	—	—	[2]	—	[2]	5,785	577
Total net increase	$5,000	500	$885	87	—	—	$—	[2]	—	[2]	$5,885	587

Managed Risk Asset Allocation Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class P1			$30,645	2,851	$45	4	$(5,826)	(521)	$24,864	2,334
Class P2			208,826	19,437	18	2	(7,656)	(692)	201,188	18,747
Total net increase (decrease)			$239,471	22,288	$63	6	$(13,482)	(1,213)	$226,052	21,081

Period ended December 31, 2012[5]
Class P1	$5,000	500	$5,079	509	$111	11	$(78)	(8)	$10,112	1,012
Class P2	5,000	500	18,986	1,899	206	21	(3)	— [2]	24,189	2,420
Total net increase (decrease)	$10,000	1,000	$24,065	2,408	$317	32	$(81)	(8)	$34,301	3,432

1 Includes exchanges between share classes of the fund.

2 Amount less than one thousand.

3 For the period December 14, 2012, commencement of operations, through December 31, 2012.

4 For the period May 1, 2013, commencement of operations, through June 30, 2013.

5 For the period September 28, 2012, commencement of operations, through December 31, 2012.

10. Investment transactions and other disclosures

CRMC has agreed to bear all offering and organizational expenses of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Offering expenses include state and U.S. Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund was less than one thousand dollars for each fund. These expenses are not included in the accompanying financial statements.

109	American Funds Insurance Series

The following tables present additional information for the six months ended June 30, 2013 (dollars in thousands):

						Blue Chip
	Global	Global Small			New	Income
	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$1,540,409	$873,677	$2,239,312	$1,091,556	$780,029	$1,003,191
Sales of investment securities*	1,656,741	1,130,973	5,030,544	1,905,151	695,374	687,859
Non-U.S. taxes paid on dividend income	5,391	1,035	4,788	15,094	2,251	456
Non-U.S. taxes paid on interest income	—	—	—	—	25	—
Non-U.S. taxes paid on realized gains	—	10	—	—	7	—
Non-U.S. taxes provided on unrealized gains	—	—	—	139	1,867	—
Dividends from affiliated issuers	—	—	1,531	—	—	—
Net realized gain from affiliated issuers	—	—	24,584	—	—	—

	Global		International
	Growth	Growth-	Growth	Asset	Global
	and Income	Income	and Income	Allocation	Balanced
	Fund	Fund	Fund	Fund	Fund	Bond Fund
Purchases of investment securities*	$336,862	$2,111,125	$513,066	$4,188,945	$70,873	$11,627,220
Sales of investment securities*	506,858	4,134,600	109,356	4,671,879	62,018	11,867,677
Non-U.S. taxes paid on dividend income	2,066	3,407	1,433	1,809	135	—
Non-U.S. taxes paid on interest income	—	—	1	—	1	— †
Non-U.S. taxes provided on unrealized gains	—	—	49	—	—	—
Dividends from affiliated issuers	329	—	—	—	—	—

				U.S.
				Government/
		High-		AAA-Rated
	Global	Income	Mortgage	Securities
	Bond Fund	Bond Fund	Fund	Fund
Purchases of investment securities*	$2,628,234	$508,185	$575,161	$8,976,749
Sales of investment securities*	2,572,283	696,241	513,255	9,408,902
Non-U.S. taxes paid on interest income	203	2	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$5,364	$5,598	$6,044	$5,426	$218,574
Sales of investment securities*	—	93	19	— †	8,678

*Excludes short-term securities and U.S. government obligations, if any.

†Amount less than one thousand.

11. Ownership concentration

At June 30, 2013, CRMC held aggregate ownership of 20%, 87%, 86%, 78% and 86% of the outstanding shares of Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

110	American Funds Insurance Series

Financial highlights

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains								Ratio of		Ratio of		Ratio of
			(losses) on					Net			expenses to		expenses to		net
	Net asset		securities		Dividends		Total	asset		Net assets,	average net		average net		income
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of	assets		assets		to
	beginning	investment	realized and	investment	investment	(from capital	and	end of	Total	period	before		after		average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	period	return[2]	(in millions)	waiver		waiver[2]		net assets[2]

Global Growth Fund
Class 1
6/30/13[4,5]	$23.58	$.21	$1.58	$1.79	$(.09)	$—	$(.09)	$25.28	7.59%	$1,634	.56%[6]		.56%[6]		1.65%[6]
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466	.56		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277	.55		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227	.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037	.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55		.50		2.37
Class 2
6/30/13[4,5]	23.44	.17	1.58	1.75	(.08)	—	(.08)	25.11	7.47	3,950	.81	[6]	.81	[6]	1.38	[6]
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723	.81		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535	.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308	.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100	.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80		.75		2.12
Class 4
6/30/13[4,5]	23.58	.20	1.58	1.78	(.09)	—	(.09)	25.27	7.55	— [7]	.62	[6]	.62	[6]	1.58	[6]
12/31/12[4,8]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	— [7]	.02	[9]	.02	[9]	.04	[9]

Global Small Capitalization Fund

Class 1
6/30/13[4,5]	$20.16	$.03	$1.81	$1.84	$(.21)	$—	$(.21)	$21.79	9.08%	$985	.74%[6]		.74%[6]		.32%[6]
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019	.75		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795	.74		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818	.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604	.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74		.67		1.01
Class 2
6/30/13[4,5]	19.86	.01	1.78	1.79	(.20)	—	(.20)	21.45	8.97	2,646	.99	[6]	.99	[6]	.12	[6]
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450	.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99		.92		.70
Class 4
6/30/13[4,5]	20.16	.06	1.74	1.80	(.21)	—	(.21)	21.75	8.88	1	1.25	[6]	1.25	[6]	.51	[6]
12/31/12[4,8]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	— [7]	.04	[9]	.04	[9]	.04	[9]

See end of financial highlights tables for footnotes.

111	American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains								Ratio of		Ratio of		Ratio of
			(losses) on					Net			expenses to		expenses to		net
	Net asset		securities		Dividends		Total	asset		Net assets,	average net		average net		income
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of	assets		assets		to
	beginning	investment	realized and	investment	investment	(from capital	and	end of	Total	period	before		after		average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	period	return[2]	(in millions)	waiver		waiver[2]		net assets[2]

Growth Fund
Class 1
6/30/13[4,5]	$60.90	$.33	$5.96	$6.29	$(.29)	$—	$(.29)	$66.90	10.32%	$6,527	.35%[6]		.35%[6]		1.02%[6]
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116	.35		.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426	.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011	.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565	.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33		.30		1.23
Class 2
6/30/13[4,5]	60.45	.25	5.91	6.16	(.27)	—	(.27)	66.34	10.18	15,121	.60	[6]	.60	[6]	.77	[6]
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911	.60		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701	.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896	.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201	.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58		.55		.95
Class 3
6/30/13[4,5]	60.97	.27	5.96	6.23	(.27)	—	(.27)	66.93	10.22	194	.53	[6]	.53	[6]	.85	[6]
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189	.53		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189	.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232	.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230	.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51		.48		1.02
Class 4
6/30/13[4,5]	60.90	.32	5.89	6.21	(.29)	—	(.29)	66.82	10.19	1	.85	[6]	.85	[6]	.95	[6]
12/31/12[4,8]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	— [7]	.02	[9]	.02	[9]	.05	[9]

International Fund

Class 1
6/30/13[4,5]	$17.68	$.22	$.39	$.61	$(.08)	$—	$(.08)	$18.21	3.42%	$3,149	.54%[6]		.54%[6]		2.38%[6]
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618	.54		.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314	.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490	.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52		.48		2.42
Class 2
6/30/13[4,5]	17.62	.20	.39	.59	(.07)	—	(.07)	18.14	3.33	5,298	.79	[6]	.79	[6]	2.18	[6]
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465	.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210	.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615	.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77		.72		2.16
Class 3
6/30/13[4,5]	17.70	.21	.38	.59	(.07)	—	(.07)	18.22	3.32	42	.72	[6]	.72	[6]	2.24	[6]
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44	.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43	.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61	.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70		.65		2.25
Class 4
6/30/13[4,5]	17.68	.15	.45	.60	(.08)	—	(.08)	18.20	3.36	1	1.04	[6]	1.04	[6]	1.61	[6]
12/31/12[4,8]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	— [7]	.029		.029		.059

See end of financial highlights tables for footnotes.

112	American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains									Ratio of		Ratio of		Ratio of
			(losses) on					Net				expenses to		expenses to		net
	Net asset		securities		Dividends		Total	asset		Net assets,		average net		average net		income
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of		assets		assets		to
	beginning	investment	realized and	investment	investment	(from capital	and	end of	Total	period		before		after		average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	period	return[2]	(in millions)		waiver		waiver[2]		net assets[2]

New World Fund
Class 1
6/30/13[4,5]	$22.93	$.22	$(.73)	$(.51)	$(.08)	$(.11)	$(.19)	$22.23	(2.27)%	$1,210		.78%[6]		.78%[6]		1.88%[6]
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
6/30/13[4,5]	22.75	.18	(.71)	(.53)	(.07)	(.11)	(.18)	22.04	(2.37)	1,248		1.03	[6]	1.03	[6]	1.60	[6]
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
6/30/13[4,5]	22.93	.21	(.76)	(.55)	(.08)	(.11)	(.19)	22.19	(2.40)	1		1.29	[6]	1.29	[6]	1.85	[6]
12/31/12[4,8]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[7]	.04	[9]	.04	[9]	.04	[9]

Blue Chip Income and Growth Fund
Class 1
6/30/13[4,5]	$10.05	$.13	$1.34	$1.47	$(.05)	$—	$(.05)	$11.47	14.60%	$2,339		.42%[6]		.42%[6]		2.36%[6]
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
6/30/13[4,5]	9.97	.12	1.32	1.44	(.04)	—	(.04)	11.37	14.47	3,515		.67	[6]	.67	[6]	2.11	[6]
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(0.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
6/30/13[4,5]	10.05	.13	1.34	1.47	(.05)	—	(.05)	11.47	14.60	—	[7]	.37	[6]	.37	[6]	2.39	[6]
12/31/12[4,8]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[7]	.02	[9]	.02	[9]	.10	[9]

Global Growth and Income Fund
Class 1
6/30/13[4,5]	$10.56	$.22	$.57	$.79	$(.07)	$—	$(.07)	$11.28	7.49%	$193		.62%[6]		.62%[6]		3.95%[6]
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
6/30/13[4,5]	10.54	.20	.57	.77	(.07)	—	(.07)	11.24	7.27	1,788		.87	[6]	.87	[6]	3.64	[6]
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
6/30/13[4,5]	10.55	.21	.58	.79	(.07)	—	(.07)	11.27	7.50	—	[7]	.64	[6]	.64	[6]	3.82	[6]
12/31/12[4,8]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[7]	.03	[9]	.03	[9]	.08	[9]

113	American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains								Ratio of		Ratio of		Ratio of
			(losses) on					Net			expenses to		expenses to		net
	Net asset		securities		Dividends		Total	asset		Net assets,	average net		average net		income
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of	assets		assets		to
	beginning	investment	realized and	investment	investment	(from capital	and	end of	Total	period	before		after		average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	period	return[2]	(in millions)	waiver		waiver[2]		net assets[2]

Growth-Income Fund
Class 1
6/30/13[4,5]	$38.48	$.33	$4.24	$4.57	$(.15)	$—	$(.15)	$42.90	11.87%	$8,748	.29%[6]		.29%[6]		1.58%[6]
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782	.29		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496	.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370	.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142	.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28		.25		2.03
Class 2
6/30/13[4,5]	38.24	.28	4.21	4.49	(.13)	—	(.13)	42.60	11.75	13,704	.54	[6]	.54	[6]	1.35	[6]
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403	.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235	.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668	.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220	.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53		.50		1.75
Class 3
6/30/13[4,5]	38.52	.29	4.25	4.54	(.14)	—	(.14)	42.92	11.78	174	.47	[6]	.47	[6]	1.42	[6]
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168	.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172	.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209	.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225	.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46		.43		1.83
Class 4
6/30/13[4,5]	38.47	.33	4.19	4.52	(.15)	—	(.15)	42.84	11.74	1	.79	[6]	.79	[6]	1.51	[6]
12/31/12[4,8]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	— [7]	.019		.01	[9]	.039

International Growth and Income Fund
Class 1
6/30/13[4,5]	$15.29	$.32	$.29	$.61	$(.01)	$—	$(.01)	$15.89	3.97%	$630	.70%[6]		.70%[6]		4.07%[6]
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203	.74		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35	.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32	.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74		.74		2.74
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12	.09		.08		.14
Class 2
6/30/13[4,5]	15.25	.27	.32	.59	(.01)	—	(.01)	15.83	3.85	229	.95	[6]	.95	[6]	3.37	[6]
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225	.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199	.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99		.99		1.89
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11		.11		.05
Class 4
6/30/13[4,5]	15.29	.28	.32	.60	(.01)	—	(.01)	15.88	3.91	— [7]	.71	[6]	.71	[6]	3.53	[6]
12/31/12[4,8]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	— [7]	.04	[9]	.04	[9]	.07	[9]

See end of financial highlights tables for footnotes.

114	American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains									Ratio of		Ratio of		Ratio of
			(losses) on					Net				expenses to		expenses to		net
	Net asset		securities		Dividends		Total	asset		Net assets,		average net		average net		income
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of		assets		assets		to
	beginning	investment	realized and	investment	investment	(from capital	and	end of	Total	period		before		after		average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	period	return[2]	(in millions)		waiver		waiver[2]		net assets[2]

Asset Allocation Fund
Class 1
6/30/13[4,5]	$18.43	$.17	$1.75	$1.92	$(.08)	$—	$(.08)	$20.27	10.40%	$8,478		.31%[6]		.31%[6]		1.75%[6]
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
6/30/13[4,5]	18.31	.15	1.72	1.87	(.07)	—	(.07)	20.11	10.20	5,433		.56	[6]	.56	[6]	1.50	[6]
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
6/30/13[4,5]	18.45	.15	1.75	1.90	(.07)	—	(.07)	20.28	10.30	40		.49	[6]	.49	[6]	1.57	[6]
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
6/30/13[4,5]	18.43	.17	1.74	1.91	(.08)	—	(0.08)	20.26	10.34	—	[7]	.34	[6]	.34	[6]	1.68	[6]
12/31/12[4,8]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[7]	.01	[9]	.01	[9]	.08	[9]

Global Balanced Fund
Class 1
6/30/13[4,5]	$10.34	$.13	$.16	$.29	$—	$—	$—	$10.63	2.80%	$33		.70%[6]		.70%[6]		2.41%[6]
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		.72		2.00
12/31/11[4,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[6]	.69	[6]	1.99	[6]
Class 2
6/30/13[4,5]	10.33	.11	.16	.27	—	—	—	10.60	2.61	133		.95	[6]	.95	[6]	2.16	[6]
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[4,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[6]	.94	[6]	1.45	[6]
Class 4
6/30/13[4,5]	10.33	.13	.16	.29	—	—	—	10.62	2.81	—	[7]	.72	[6]	.72	[6]	2.36	[6]
12/31/12[4,8]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[7]	.03	[9]	.03	[9]	.05	[9]

Bond Fund
Class 1
6/30/13[4,5]	$11.29	$.11	$(.39)	$(.28)	$(.05)	$(.12)	$(.17)	$10.84	(2.48)%	$3,920		.39%[6]		.39%[6]		1.95%[6]
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
6/30/13[4,5]	11.17	.09	(.39)	(.30)	(.04)	(.12)	(.16)	10.71	(2.65)	4,692		.64	[6]	.64	[6]	1.70	[6]
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
6/30/13[4,5]	11.29	.08	(.38)	(.30)	(.05)	(.12)	(.17)	10.82	(2.66)	1		.89	[6]	.89	[6]	1.45	[6]
12/31/12[4,8]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[7]	.02	[9]	.02	[9]	.10	[9]

115	American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains									Ratio of		Ratio of		Ratio of
			(losses) on					Net				expenses to		expenses to		net
	Net asset		securities		Dividends		Total	asset		Net assets,		average net		average net		income
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of		assets		assets		to
	beginning	investment	realized and	investment	investment	(from capital	and	end of	Total	period		before		after		average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	period	return[2]	(in millions)		waiver		waiver[2]		net assets[2]

Global Bond Fund
Class 1
6/30/13[4,5]	$12.32	$.13	$(.74)	$(.61)	$—	$(.14)	$(.14)	$11.57	(4.95)%	$1,101		.56%[6]		.56%[6]		2.20%[6]
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [12]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
6/30/13[4,5]	12.27	.12	(.74)	(.62)	—	(.14)	(.14)	11.51	(5.05)	1,539		.81	[6]	.81	[6]	1.95	[6]
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [12]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
6/30/13[4,5]	12.31	.13	(.74)	(.61)	—	(.14)	(.14)	11.56	(4.95)	—	[7]	.45	[6]	.45	[6]	2.21	[6]
12/31/12[4,8]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[7]	.02	[9]	.02	[9]	.11	[9]

High-Income Bond Fund
Class 1
6/30/13[4,5]	$11.16	$.38	$(.22)	$.16	$(.16)	$—	$(.16)	$11.16	1.39%	$723		.48%[6]		.48%[6]		6.69%[6]
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
6/30/13[4,5]	11.03	.36	(.22)	.14	(.15)	—	(.15)	11.02	1.27	1,044		.73	[6]	.73	[6]	6.42	[6]
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
6/30/13[4,5]	11.18	.37	(.22)	.15	(.15)	—	(.15)	11.18	1.35	18		.66	[6]	.66	[6]	6.48	[6]
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
6/30/13[4,5]	11.16	.38	(.23)	.15	(.16)	—	(.16)	11.15	1.29	—	[7]	.41	[6]	.41	[6]	6.65	[6]
12/31/12[4,8]	11.80	.04	— [12]	.04	(.68)	—	(.68)	11.16	.34	—	[7]	.02	[9]	.02	[9]	.35	[9]

Mortgage Fund
Class 1
6/30/13[4,5]	$10.47	$(.01)	$(.15)	$(.16)	$— [12]	$(.02)	$(.02)	$10.29	(1.53)%	$164		.44%[6]		.44%[6]		(.28)%[6]
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.45		.08
12/31/11[4,11]	10.00	— [12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[6]	.42	[6]	.04	[6]
Class 2
6/30/13[4,5]	10.46	(.03)	(.15)	(.18)	— [12]	(.02)	(.02)	10.26	(1.74)	49		.69	[6]	.69	[6]	(.54)[6]
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[4,11]	10.00	(.02)	.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[6]	.67	[6]	(.25)[6]
Class 4
6/30/13[4,5]	10.47	(.01)	(.15)	(.16)	— [12]	(.02)	(.02)	10.29	(1.53)	—	[7]	.38	[6]	.38	[6]	(.27)[6]
12/31/12[4,8]	10.60	— [12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[7]	.02	[9]	.02	[9]	.04	[9]

See end of financial highlights tables for footnotes.

116	American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains									Ratio of		Ratio of		Ratio of
			(losses) on					Net				expenses to		expenses to		net
	Net asset		securities		Dividends		Total	asset		Net assets,		average net		average net		income
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of		assets		assets		to
	beginning	investment	realized and	investment	investment	(from capital	and	end of	Total	period		before		after		average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	period	return[2]	(in millions)		waiver		waiver[2]		net assets[2]

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/13[4,5]	$12.75	$.03	$(.33)	$(.30)	$(.02)	$(.34)	$(.36)	$12.09	(2.39)%	$1,714		.35%[6]		.35%[6]		.41%[6]
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
6/30/13[4,5]	12.63	.01	(.31)	(.30)	(.02)	(.34)	(.36)	11.97	(2.45)	1,876		.60	[6]	.60	[6]	.16 [6]
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
6/30/13[4,5]	12.76	.01	(.31)	(.30)	(.02)	(.34)	(.36)	12.10	(2.42)	17		.53	[6]	.53	[6]	.23 [6]
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
6/30/13[4,5]	12.75	.02	(.32)	(.30)	(.02)	(.34)	(.36)	12.09	(2.39)	—	[7]	.37	[6]	.37	[6]	.38 [6]
12/31/12[4,8]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)	—	[7]	.02	[9]	.02	[9]	.05 [9]

Cash Management Fund
Class 1
6/30/13[4,5]	$11.34	$(.01)	$— [12]	$(.01)	$—	$—	$—	$11.33	(.09)%	$61		.34%[6]		.34%[6]		(.23)%[6]
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66		.34		.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	— [12]	(.01)	(.03)	— [12]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	— [12]	.24	(.20)	—	(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
6/30/13[4,5]	11.17	(.03)	.01	(.02)	—	—	—	11.15	(.18)	462		.59	[6]	.59	[6]	(.48)[6]
12/31/12	11.22	(.05)	— [12]	(.05)	—	—	—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	— [12]	(.04)	—	—	—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	— [12]	(.04)	(.02)	— [12]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	—	(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
6/30/13[4,5]	11.26	(.02)	(.01)	(.03)	—	—	—	11.23	(.27)	11		.52	[6]	.52	[6]	(.41)[6]
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	— [12]	(.04)	—	—	—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	— [12]	(.04)	—	—	—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	— [12]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	—	(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
6/30/13[4,5]	11.34	(.02)	— [12]	(.02)	—	—	—	11.32	(.18)	—	[7]	.37	[6]	.37	[6]	(.32)[6]
12/31/12[4,8]	11.34	— [12]	— [12]	— [12]	—	—	—	11.34	.00	—	[7]	.02	[9]	.02	[9]	(.01)[9]

117	American Funds Insurance Series

	Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ment/ waiver	Ratio of expenses to average net assets after reimburse- ment/ waiver[2]	Net effective expense ratio[3]	Ratio of net income to average net assets[2]

Managed Risk Growth Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.04	$.04	$.08	$—	$—	$—	$10.08	.80%	$101.23%		.04%	.38%	.36%
Class P2
6/30/2013[4,5,13]	10.00	.04	.04	.08	—	—	—	10.08	.80	5,708.24		.04	.38	.38

Managed Risk International Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$(.23)	$(.20)	$—	$—	$—	$9.80	(2.00)%	$98.23%		.04%	.55%	.33%
Class P2
6/30/2013[4,5,13]	10.00	.03	(.23)	(.20)	—	—	—	9.80	(2.00)	5,624.24		.04	.55	.34

Managed Risk Blue Chip Income and Growth Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$(.02)	$.01	$—	$—	$—	$10.01	.10%	$100.22%		.04%	.44%	.34%
Class P2
6/30/2013[4,5,13]	10.00	.04	(.03)	.01	—	—	—	10.01	.10	6,375.23		.05	.44	.35

Managed Risk Growth-Income Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$.02	$.05	$—	$—	$—	$10.05	.50%	$101.23%		.04%	.32%	.28%
Class P2
6/30/2013[4,5,13]	10.00	.03	.02	.05	—	—	—	10.05	.50	5,800.24		.04	.32	.29

Managed Risk Asset Allocation Fund
Class P1
6/30/2013[4,5]	$9.99	$.03	$.86	$.89	$(.02)	$—	$(.02)	$10.86	8.86%	$36,349.59%[6]		.44%[6]	.74%[6]	.60%[6]
12/31/2012[4,14]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	10.15		.07	.37	1.72
Class P2
6/30/2013[4,5]	9.99	.03	.84	.87	—	—	—	10.86	8.72	229,919.85 [6]		.71 [6]	1.01 [6]	.59 [6]
12/31/2012[4,14]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	24.24		.11	.41	2.38

118	American Funds Insurance Series

			Year ended December 31
	Six months ended
Portfolio turnover rate for all share classes	June 30, 2013[4,5]		2012		2011		2010	2009	2008
Global Growth Fund	30%		22%		28%		28%	43%	38%
Global Small Capitalization Fund	25		40		44		47	55	47
Growth Fund	11		21		19		28	37	26
International Fund	13		29		24		25	46	52
New World Fund	29		32		22		18	25	32
Blue Chip Income and Growth Fund	13		36		27		22	22	24
Global Growth and Income Fund	17		30		25		30	47	36
Growth-Income Fund	10		25		22		22	24	31
International Growth and Income Fund	16		31		48		31	21	—	[10]
Asset Allocation Fund	40		61		43		46	41	36
Global Balanced Fund	43		80		34	[11]
Bond Fund	181		253		163		187	125	63
Global Bond Fund	114		160		101		106	86	118
High-Income Bond Fund	28		48		51		54	47	29
Mortgage Fund	345		444		480	[11]
U.S. Government/AAA-Rated Securities Fund	322		447		234		208	100	108
Cash Management Fund	—		—		—		—	—	—
Managed Risk Growth Fund	—	[13,15]
Managed Risk International Fund	2	[13]
Managed Risk Blue Chip Income and Growth Fund	—	[13,15]
Managed Risk Growth-Income Fund	—	[13,15]
Managed Risk Asset Allocation Fund	7		—	[14,15]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements/waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses on the managed risk funds only.
[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense example for further information regarding fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	From December 14, 2012, commencement of operations.
[9]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[10]	From November 18, 2008, commencement of operations.
[11]	From May 2, 2011, commencement of operations.
[12]	Amount less than $.01.
[13]	From May 1, 2013, commencement of operations.
[14]	From September 28, 2012, commencement of operations.
[15]	Amount less than 1%.

See Notes to Financial Statements

119	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2013, through June 30, 2013), or for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund for the period from May 1, 2013, commencement of operations, through June 30, 2013.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

120	American Funds Insurance Series

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2013	6/30/2013	during period[1]	expense ratio
Global Growth Fund
Class 1 — actual return	$1,000.00	$1,075.92	$2.88	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	1,074.68	4.17	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	1,075.49	3.19	.62
Class 4 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,090.81	$3.84	.74%
Class 1 — assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 2 — actual return	1,000.00	1,089.72	5.13	.99
Class 2 — assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 4 — actual return	1,000.00	1,088.83	6.47	1.25
Class 4 — assumed 5% return	1,000.00	1,018.60	6.26	1.25

Growth Fund
Class 1 — actual return	$1,000.00	$1,103.18	$1.83	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,101.77	3.13	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,102.20	2.76	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,101.93	4.43	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 — actual return	$1,000.00	$1,034.16	$2.72	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,033.29	3.98	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,033.24	3.63	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,033.61	5.24	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 — actual return	$1,000.00	$977.34	$3.82	.78%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 — actual return	1,000.00	976.28	5.05	1.03
Class 2 — assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 4 — actual return	1,000.00	976.02	6.32	1.29
Class 4 — assumed 5% return	1,000.00	1,018.40	6.46	1.29

See end of expense example tables for footnotes.

121	American Funds Insurance Series

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2013	6/30/2013	during period[1]	expense ratio
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,145.97	$2.23	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,144.65	3.56	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 — actual return	1,000.00	1,145.97	1.97	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,074.89	$3.19	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 2 — actual return	1,000.00	1,072.68	4.47	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 4 — actual return	1,000.00	1,074.98	3.29	.64
Class 4 — assumed 5% return	1,000.00	1,021.62	3.21	.64

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,118.75	$1.52	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,117.48	2.84	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,117.77	2.47	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,117.44	4.15	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,039.75	$3.54	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,038.54	4.80	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 — actual return	1,000.00	1,039.09	3.59	.71
Class 4 — assumed 5% return	1,000.00	1,021.27	3.56	.71

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,103.97	$1.62	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,102.03	2.92	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,103.01	2.56	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 4 — actual return	1,000.00	1,103.42	1.77	.34
Class 4 — assumed 5% return	1,000.00	1,023.11	1.71	.34

See end of expense example tables for footnotes.

122	American Funds Insurance Series

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2013	6/30/2013	during period[1]	expense ratio
Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,028.05	$3.52	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,026.13	4.77	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 — actual return	1,000.00	1,028.07	3.62	.72
Class 4 — assumed 5% return	1,000.00	1,021.22	3.61	.72

Bond Fund
Class 1 — actual return	$1,000.00	$975.16	$1.91	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	973.55	3.13	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 — actual return	1,000.00	973.37	4.35	.89
Class 4 — assumed 5% return	1,000.00	1,020.38	4.46	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$950.49	$2.71	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	949.47	3.92	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	950.45	2.18	.45
Class 4 — assumed 5% return	1,000.00	1,022.56	2.26	.45

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,013.85	$2.40	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,012.66	3.64	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,013.47	3.29	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,012.94	2.05	.41
Class 4 — assumed 5% return	1,000.00	1,022.76	2.06	.41

Mortgage Fund
Class 1 — actual return	$1,000.00	$984.70	$2.17	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return	1,000.00	982.58	3.39	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 — actual return	1,000.00	984.70	1.87	.38
Class 4 — assumed 5% return	1,000.00	1,022.91	1.91	.38

123	American Funds Insurance Series

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2013	6/30/2013	during period[1]	expense ratio
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$976.15	$1.71	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	975.46	2.94	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	975.78	2.60	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	976.15	1.81	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	998.21	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	997.34	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 — actual return	1,000.00	998.23	1.83	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

124	American Funds Insurance Series

	Beginning	Ending				Effective	Effective
	account	account value	Expenses paid	Annualized		expenses paid	annualized
	value	6/30/2013	during period[1,2]	expense ratio[2]		during period[3]	expense ratio[4]
Managed Risk Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,008.00	$.38	.23%[6]		$.94	.57%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.86	.57	[6]
Class P2 — actual return[5]	1,000.00	1,008.00	.41	.25	[6]	.97	.59	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.96	.59	[6]

Managed Risk International Fund
Class P1 — actual return[5]	$1,000.00	$980.00	$.37	.23%[6]		$1.20	.74%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.71	.74	[6]
Class P2 — actual return[5]	1,000.00	980.00	.41	.25	[6]	1.24	.76	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	3.81	.76	[6]

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,001.00	$.38	.23%[6]		$1.04	.63%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.16	.63	[6]
Class P2 — actual return[5]	1,000.00	1,001.00	.44	.27	[6]	1.10	.67	[6]
Class P2 — assumed 5% return	1,000.00	1,023.46	1.35	.27	[6]	3.36	.67	[6]

Managed Risk Growth-Income Fund
Class P1 — actual return[5]	$1,000.00	$1,005.00	$.38	.23%[6]		$.84	.51%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	6	2.56	.51	[6]
Class P2 — actual return[5]	1,000.00	1,005.00	.41	.25	[6]	.87	.53	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.66	.53	[6]

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1 — actual return	$1,000.00	$1,088.56	$2.28	.44%		$3.83	.74%
Class P1 — assumed 5% return	1,000.00	1,022.61	2.21	.44		3.71	.74
Class P2 — actual return	1,000.00	1,087.18	3.67	.71		5.23	1.01
Class P2 — assumed 5% return	1,000.00	1,021.27	3.56	.71		5.06	1.01

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.
[5]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2013. The “assumed 5% return” line is based on 181 days.
[6]	Expense ratios are estimated based on current period expenses.
125	American Funds Insurance Series

Offices of the series and	Custodians of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	601 South Figueroa Street
333 South Hope Street		Los Angeles, CA 90017-3874
Los Angeles, CA 90071-1406	Bank of New York Mellon
(Managed Risk Funds only)
6455 Irvine Center Drive	One Wall Street
Irvine, CA 92618	New York, NY 10286

Investment sub-adviser	Counsel
Milliman Financial Risk Management LLC	Bingham McCutchen LLP
(Managed Risk Funds only)	355 South Grand Avenue, Suite 4400
71 South Wacker Drive, 31st Floor	Los Angeles, CA 90071-3106
Chicago, IL 60606

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2013, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2013, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

126	American Funds Insurance Series

The American Funds Advantage
Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 88% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 61% of 10-year periods and 76% of 20-year periods.[2] AFIS fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of May 2013.
[2]	Based on Class 2 share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes and averages are: Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Intermediate Investment Grade Debt Funds Average (Bond Fund), High Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

 Lit. No. INGESRX-998-0813P

127

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UAMER (0613-082113)

Semi-Annual Report

June 30, 2013

Classes ADV and I

ING Investors Trust

■	ING Retirement Conservative Portfolio

■	ING Retirement Growth Portfolio

■	ING Retirement Moderate Portfolio

■	ING Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013**
ING Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,000.00	0.52%	$2.58	$1,000.00	$1,022.22	0.52%	$2.61
Class I	1,000.00	1,001.00	0.27	1.34	1,000.00	1,023.46	0.27	1.35
ING Retirement Growth Portfolio
Class ADV	$1,000.00	$1,061.10	0.68%	$3.48	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,063.40	0.26	1.33	1,000.00	1,023.51	0.26	1.30
ING Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,024.20	0.60%	$3.01	$1,000.00	$1,021.82	0.60%	$3.01
Class I	1,000.00	1,025.60	0.26	1.31	1,000.00	1,023.51	0.26	1.30
ING Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,050.50	0.65%	$3.30	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,052.40	0.26	1.32	1,000.00	1,023.51	0.26	1.30

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$651,687,880	$4,469,478,924	$1,778,980,750	$3,022,251,376

Total investments at fair value	$651,687,880	$4,469,478,924	$1,778,980,750	$3,022,251,376

Cash	6,588	48,508	—	46,878
Receivables:
Investment in affiliated underlying funds sold	2,910,824	39,325,053	13,466,510	22,011,512
Fund shares sold	3,177,392	50,659	84,599	61,373
Dividends	124	12,324	3,142	6,530
Prepaid expenses	2,228	15,053	6,216	10,350

Total assets	657,785,036	4,508,930,521	1,792,541,217	3,044,388,019

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	6,093,042	37,718,027	12,777,584	21,743,117
Payable for fund shares redeemed	1,674	1,705,685	773,525	374,768
Payable for investment management fees	73,830	521,805	207,505	352,341
Payable for administrative fees	52,735	372,716	148,217	251,670
Payable for distribution and shareholder service fees	132,894	1,566,815	499,749	972,373
Payable for trustee fees	3,286	22,864	9,195	15,511
Other accrued expenses and liabilities	36,558	226,287	128,228	195,638

Total liabilities	6,394,019	42,134,199	14,544,003	23,905,418

NET ASSETS	$651,391,017	$4,466,796,322	$1,777,997,214	$3,020,482,601

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$566,339,749	$4,621,018,381	$1,659,195,116	$2,906,190,426
Undistributed net investment income	22,357,398	124,131,193	58,880,453	86,261,020
Accumulated net realized gain (loss)	16,451,185	(762,558,738)	(43,183,185)	(245,178,825)
Net unrealized appreciation	46,242,685	484,205,486	103,104,830	273,209,980

NET ASSETS	$651,391,017	$4,466,796,322	$1,777,997,214	$3,020,482,601

* Cost of investments in affiliated underlying funds	$605,445,195	$3,985,273,438	$1,675,875,920	$2,749,041,396

Class ADV
Net assets	$651,390,041	$4,418,889,820	$1,756,410,903	$2,996,680,053
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	68,684,012	368,717,825	148,079,679	248,216,972
Net asset value and redemption price per share	$9.48	$11.98	$11.86	$12.07
Class I
Net assets	$976	$47,906,502	$21,586,311	$23,802,548
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	3,964,538	1,798,087	1,973,596
Net asset value and redemption price per share	$9.66	$12.08	$12.01	$12.06

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,098,647	$54,617,370	$15,276,551	$31,747,905

Total investment income	3,098,647	54,617,370	15,276,551	31,747,905

EXPENSES:
Investment management fees	456,289	3,174,680	1,276,714	2,153,732
Distribution and shareholder service fees:
Class ADV	1,629,605	11,218,624	4,504,336	7,635,738
Transfer agent fees	434	2,377	1,003	1,556
Administrative service fees	325,919	2,267,617	911,934	1,538,372
Shareholder reporting expense	6,365	10,595	8,415	8,709
Professional fees	21,714	85,332	49,330	85,557
Custody and accounting expense	23,020	152,151	64,638	108,870
Trustee fees	9,859	68,593	27,585	46,534
Miscellaneous expense	16,646	48,428	34,649	51,175

Total expenses	2,489,851	17,028,397	6,878,604	11,630,243
Net waived and reimbursed fees	(808,283)	(1,685,013)	(1,429,664)	(1,689,009)

Net expenses	1,681,568	15,343,384	5,448,940	9,941,234

Net investment income	1,417,079	39,273,986	9,827,611	21,806,671

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	4,930	672	1,115
Capital gain distributions from affiliated underlying funds	4,430,921	50,457,130	15,366,161	32,104,023
Sale of affiliated underlying funds	8,839,711	169,141,027	44,403,318	101,499,910
Foreign currency related transactions	155	1,487	524	936
Futures	(74,203)	(711,901)	(250,996)	(448,206)

Net realized gain	13,196,584	218,892,673	59,519,679	133,157,778

Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(13,722,586)	11,247,592	(25,058,592)	(2,594,232)

Net change in unrealized appreciation (depreciation)	(13,722,586)	11,247,592	(25,058,592)	(2,594,232)

Net realized and unrealized gain (loss)	(526,002)	230,140,265	34,461,087	130,563,546

Increase in net assets resulting from operations	$891,077	$269,414,251	$44,288,698	$152,370,217

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Conservative Portfolio		ING Retirement Growth Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,417,079	$9,220,284	$39,273,986	$64,911,108
Net realized gain	13,196,584	19,894,308	218,892,673	207,161,640
Net change in unrealized appreciation (depreciation)	(13,722,586)	19,809,950	11,247,592	267,115,827

Increase in net assets resulting from operations	891,077	48,924,542	269,414,251	539,188,575

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(19,529,589)	—	(103,263,910)
Class I	—	(32)	—	(1,236,382)
Net realized gains:
Class ADV	—	(8,292,192)	—	—
Class I	—	(13)	—	—

Total distributions	—	(27,821,826)	—	(104,500,292)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	62,137,780	119,765,721	8,994,251	30,723,438
Reinvestment of distributions	—	27,821,781	—	104,500,292

	62,137,780	147,587,502	8,994,251	135,223,730
Cost of shares redeemed	(91,152,120)	(110,969,034)	(230,595,528)	(461,541,875)

Net increase (decrease) in net assets resulting from capital share transactions	(29,014,340)	36,618,468	(221,601,277)	(326,318,145)

Net increase (decrease) in net assets	(28,123,263)	57,721,184	47,812,974	108,370,138

NET ASSETS:
Beginning of year or period	679,514,280	621,793,096	4,418,983,348	4,310,613,210

End of year or period	$651,391,017	$679,514,280	$4,466,796,322	$4,418,983,348

Undistributed net investment income at end of year or period	$22,357,398	$20,940,319	$124,131,193	$84,857,207

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Moderate Portfolio		ING Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$9,827,611	$26,468,530	$21,806,671	$46,310,167
Net realized gain	59,519,679	87,679,727	133,157,778	141,282,928
Net change in unrealized appreciation (depreciation)	(25,058,592)	64,415,265	(2,594,232)	149,252,621

Increase in net assets resulting from operations	44,288,698	178,563,522	152,370,217	336,845,716

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(56,856,053)	—	(77,240,271)
Class I	—	(751,863)	—	(685,713)

Total distributions	—	(57,607,916)	—	(77,925,984)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,159,759	38,409,324	16,746,047	25,351,606
Reinvestment of distributions	—	57,607,916	—	77,925,984

	19,159,759	96,017,240	16,746,047	103,277,590
Cost of shares redeemed	(100,573,602)	(217,154,121)	(171,996,597)	(354,567,786)

Net decrease in net assets resulting from capital share transactions	(81,413,843)	(121,136,881)	(155,250,550)	(251,290,196)

Net increase (decrease) in net assets	(37,125,145)	(181,275)	(2,880,333)	7,629,536

NET ASSETS:
Beginning of year or period	1,815,122,359	1,815,303,634	3,023,362,934	3,015,733,398

End of year or period	$1,777,997,214	$1,815,122,359	$3,020,482,601	$3,023,362,934

Undistributed net investment income at end of year or period	$58,880,453	$49,052,842	$86,261,020	$64,454,349

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS  (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions										Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Retirement Conservative Portfolio(a)
Class ADV
06-30-13	9.48	0.03		(0.03)	0.00 *	—		—		—	—		—	9.48	0.00	0.77	0.52	0.52	0.43	651,390	18
12-31-12	9.18	0.13		0.58	0.71	0.29		0.12		—	0.41		—	9.48	7.92	0.76	0.48	0.48	1.43	679,513	21
12-31-11	8.96	0.17	•	0.29	0.46	0.16		0.08		—	0.24		—	9.18	5.18	0.76	0.41	0.41	1.90	621,792	47
12-31-10	8.34	0.13		0.52	0.65	0.02		0.01		—	0.03		—	8.96	7.86	0.77	0.42	0.42	1.55	514,521	44
12-31-09	7.97	0.21	•	1.20	1.41	0.22		0.82		—	1.04		—	8.34	17.89	0.78	0.43	0.43	2.60	417,649	143
12-31-08	9.92	0.29	•	(2.24)	(1.95)	—		0.00	*	—	0.00	*	—	7.97	(19.66)	1.23	0.76	0.76	3.11	1	68
Class I
06-30-13	9.65	0.03		(0.02)	0.01	—		—		—	—		—	9.66	0.10	0.27	0.27	0.27	0.69	1	18
12-31-12	9.33	0.16		0.59	0.75	0.31		0.12		—	0.43		—	9.65	8.24	0.26	0.23	0.23	1.69	1	21
12-31-11	9.08	0.20		0.30	0.50	0.17		0.08		—	0.25		—	9.33	5.63	0.26	0.16	0.16	2.21	1	47
12-31-10	8.42	0.16		0.53	0.69	0.02		0.01		—	0.03		—	9.08	8.23	0.27	0.17	0.17	1.88	1	44
12-31-09	8.01	0.24		1.23	1.47	0.24		0.82		—	1.06		—	8.42	18.52	0.20	0.17	0.17	2.91	1	143
12-31-08	9.93	0.39	•	(2.31)	(1.92)	0.00	*	0.00	*	—	0.00	*	—	8.01	(19.33)	0.48	0.16	0.16	4.25	1	68

ING Retirement Growth Portfolio(a)
Class ADV
06-30-13	11.29	0.10	•	0.59	0.69	—		—		—	—		—	11.98	6.11	0.76	0.68	0.68	1.73	4,418,890	16
12-31-12	10.24	0.16	•	1.15	1.31	0.26		—		—	0.26		—	11.29	12.98	0.76	0.65	0.65	1.46	4,372,787	13
12-31-11	10.45	0.16		(0.28)	(0.12)	0.09		—		—	0.09		—	10.24	(1.22)	0.77	0.59	0.59	1.41	4,268,746	30
12-31-10	9.40	0.08		1.01	1.09	0.04		—		—	0.04		—	10.45	11.61	0.77	0.59	0.59	0.76	4,777,758	27
12-31-09	7.95	0.11	•	1.87	1.98	0.36		0.17		—	0.53		—	9.40	25.90	0.74	0.56	0.56	1.23	4,683,690	120
12-31-08	13.47	0.44	•	(5.20)	(4.76)	0.10		0.66		—	0.76		—	7.95	(36.89)	0.92	0.76	0.76	5.20	13	83
Class I
06-30-13	11.36	0.14		0.58	0.72	—		—		—	—		—	12.08	6.34	0.26	0.26	0.26	2.15	47,907	16
12-31-12	10.31	0.21	•	1.15	1.36	0.31		—		—	0.31		—	11.36	13.41	0.26	0.23	0.23	1.92	46,196	13
12-31-11	10.51	0.21		(0.28)	(0.07)	0.13		—		—	0.13		—	10.31	(0.71)	0.27	0.17	0.17	1.83	41,867	30
12-31-10	9.42	0.12		1.01	1.13	0.04		—		—	0.04		—	10.51	12.11	0.27	0.17	0.17	1.18	46,200	27
12-31-09	7.97	0.16		1.88	2.04	0.42		0.17		—	0.59		—	9.42	26.61	0.19	0.16	0.16	1.82	45,488	120
12-31-08	13.57	0.22	•	(4.94)	(4.72)	0.22		0.66		—	0.88		—	7.97	(36.55)	0.17	0.16	0.16	2.02	24,913	83

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Retirement Moderate Portfolio(a)
Class ADV
06-30-13	11.58	0.06	•	0.22	0.28	—	—	—	—	—	11.86	2.42	0.76	0.60	0.60	1.07	1,756,411	14
12-31-12	10.85	0.16	•	0.93	1.09	0.36	—	—	0.36	—	11.58	10.22	0.76	0.56	0.56	1.44	1,793,065	14
12-31-11	10.77	0.18	•	0.05	0.23	0.15	—	—	0.15	—	10.85	2.13	0.76	0.50	0.50	1.67	1,794,716	32
12-31-10	9.89	0.13		0.81	0.94	0.06	—	—	0.06	—	10.77	9.53	0.76	0.50	0.50	1.17	1,927,855	29
12-31-09	8.81	0.19	•	1.56	1.75	0.55	0.12	—	0.67	—	9.89	20.60	0.77	0.51	0.51	1.93	1,915,457	126
12-31-08	12.53	0.31	•	(3.50)	(3.19)	0.14	0.39	—	0.53	—	8.81	(26.31)	0.92	0.76	0.76	2.80	1	70
Class I
06-30-13	11.71	0.09	•	0.21	0.30	—	—	—	—	—	12.01	2.56	0.26	0.26	0.26	1.44	21,586	14
12-31-12	10.97	0.21		0.93	1.14	0.40	—	—	0.40	—	11.71	10.60	0.26	0.22	0.22	1.80	22,058	14
12-31-11	10.87	0.22		0.07	0.29	0.19	—	—	0.19	—	10.97	2.64	0.26	0.16	0.16	2.05	20,588	32
12-31-10	9.97	0.15		0.81	0.96	0.06	—	—	0.06	—	10.87	9.73	0.26	0.16	0.16	1.55	19,549	29
12-31-09	8.84	0.22	•	1.60	1.82	0.57	0.12	—	0.69	—	9.97	21.35	0.19	0.17	0.17	2.43	16,030	126
12-31-08	12.60	0.39	•	(3.52)	(3.13)	0.24	0.39	—	0.63	—	8.84	(25.83)	0.17	0.16	0.16	3.65	10,898	70

ING Retirement Moderate Growth Portfolio(a)
Class ADV
06-30-13	11.49	0.08	•	0.50	0.58	—	—	—	—	—	12.07	5.05	0.76	0.65	0.65	1.41	2,996,680	15
12-31-12	10.57	0.17	•	1.04	1.21	0.29	—	—	0.29	—	11.49	11.60	0.76	0.61	0.61	1.51	3,001,884	13
12-31-11	10.67	0.16	•	(0.15)	0.01	0.11	—	—	0.11	—	10.57	0.08	0.76	0.55	0.55	1.49	2,994,517	31
12-31-10	9.66	0.10		0.96	1.06	0.05	—	—	0.05	—	10.67	11.00	0.76	0.55	0.55	0.98	3,322,658	28
12-31-09	8.27	0.14	•	1.80	1.94	0.37	0.18	—	0.55	—	9.66	24.24	0.75	0.54	0.54	1.53	3,221,966	128
12-31-08	12.89	0.22	•	(4.18)	(3.96)	0.13	0.53	—	0.66	—	8.27	(31.89)	0.92	0.76	0.76	1.99	1	74
Class I
06-30-13	11.46	0.09		0.51	0.60	—	—	—	—	—	12.06	5.24	0.26	0.26	0.26	1.81	23,803	15
12-31-12	10.54	0.21	•	1.04	1.25	0.33	—	—	0.33	—	11.46	12.11	0.26	0.22	0.22	1.90	21,479	13
12-31-11	10.64	0.21		(0.16)	0.05	0.15	—	—	0.15	—	10.54	0.46	0.26	0.16	0.16	1.90	21,216	31
12-31-10	9.61	0.14		0.94	1.08	0.05	—	—	0.05	—	10.64	11.35	0.26	0.16	0.16	1.40	22,550	28
12-31-09	8.30	0.18	•	1.80	1.98	0.49	0.18	—	0.67	—	9.61	24.88	0.18	0.16	0.16	2.03	19,415	128
12-31-08	12.98	0.29	•	(4.20)	(3.91)	0.24	0.53	—	0.77	—	8.30	(31.47)	0.17	0.16	0.16	2.65	16,019	74

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(a)	References to each Portfolio’s financial highlights prior to October 24, 2009, reflect the financial highlights of each Portfolio’s predecessor: ING LifeStyle Convervative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio, respectively.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-four active separate investment series. The four series included in this report are: ING Retirement Conservative Portfolio (“Conservative”), ING Retirement Growth Portfolio (“Growth”), ING Retirement Moderate Portfolio (“Moderate”) and ING Retirement Moderate Growth Portfolio (“Moderate Growth”), (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust. The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

Each Portfolio is authorized to offer Class ADV and Class I shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser (“IIM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objectives of the Portfolios is described in the Portfolios’ Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. The valuation of the Portfolios’ investments in Underlying Funds is based on the net asset value (“NAV”) of the Underlying Funds each business day.

Fair value is defined as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Board of Directors (“Board”) has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING

POLICIES (continued)

or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING

POLICIES (continued)

capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a

Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

G. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING

POLICIES (continued)

contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2013, each Portfolio has purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2013, Conservative, Growth, Moderate and Moderate Growth had average notional values on futures contracts purchased of $21,029,200, $201,753,299, $71,132,328 and $127,022,014, respectively. There were no open futures contracts at June 30, 2013.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on:

0.14% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.24% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or in direct investments.

Effective April 30, 2013, the Investment Adviser entered into a sub-advisory agreement with IIM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, IIM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations. Prior to April 30, 2013, the Investment Adviser paid IIM a consulting fee, computed daily and payable monthly, based on the average daily net assets aggregated among all Portfolios, at the following annual rates: 0.03% on the first $500 million in assets; and 0.025% on the next $500 million — $1 billion in assets; and 0.02% on the next $1 — $2 billion in assets; and 0.01% on assets over $2 billion.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. IFS is entitled to receive from the Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

NOTE 4 — INVESTMENTS IN AFFILIATED

UNDERLYING FUNDS

For the period ended June 30, 2013, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$116,878,429	$144,565,331
Growth	734,751,820	917,857,763
Moderate Growth	465,060,276	598,977,587
Moderate	256,055,581	327,923,692

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service and Distribution Plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to IID a service fee of 0.25% and a distribution (12b-1) fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV. IID has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution (12b-1) fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that this waiver will continue.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING National Trust	Conservative	10.10%

ING USA Annuity and Life Insurance Company	Conservative	85.83
	Growth	95.35
	Moderate	91.70
	Moderate Growth	94.35

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	1.02%	0.77%
Growth	1.13%	0.88%
Moderate	1.04%	0.79%
Moderate Growth	1.09%	0.84%

(1)	The operating limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement due from manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2013.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions		Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#		#	#	($)	($)	($)		($)	($)
Conservative
Class ADV
6/30/2013	6,483,340	—	—		(9,477,532)	(2,994,192)	62,137,780	—	—		(91,152,120)	(29,014,340)
12/31/2012	12,703,434	—	3,024,107		(11,758,414)	3,969,127	119,765,721	—	27,821,781		(110,969,034)	36,618,468
Class I
6/30/2013	—	—	—		—	—	—	—	—		—	—
12/31/2012	—	—	—	*	—	—	—	—	—	*	—	—
Growth
Class ADV
6/30/2013	584,922	—	—		(19,022,291)	(18,437,369)	6,976,179	—	—		(227,362,375)	(220,386,196)
12/31/2012	2,283,847	—	9,825,301		(41,722,455)	(29,613,307)	24,762,898	—	103,263,910		(454,358,861)	(326,332,053)
Class I
6/30/2013	166,334	—	—		(266,837)	(100,503)	2,018,072	—	—		(3,233,153)	(1,215,081)
12/31/2012	546,710	—	117,193		(660,545)	3,358	5,960,540	—	1,236,382		(7,183,014)	13,908
Moderate
Class ADV
6/30/2013	1,495,047	—	—		(8,196,337)	(6,701,290)	17,937,329	—	—		(98,304,225)	(80,366,896)
12/31/2012	2,982,200	—	5,159,354		(18,711,849)	(10,570,295)	33,792,350	—	56,856,053		(211,823,169)	(121,174,766)
Class I
6/30/2013	99,562	—	—		(185,909)	(86,347)	1,222,430	—	—		(2,269,377)	(1,046,947)
12/31/2012	405,183	—	67,674		(465,899)	6,958	4,616,974	—	751,863		(5,330,952)	37,885
Moderate Growth
Class ADV
6/30/2013	1,187,325	—	—		(14,125,487)	(12,938,162)	14,193,155	—	—		(170,681,504)	(156,488,349)
12/31/2012	2,057,694	—	7,145,261		(31,410,080)	(22,207,125)	22,990,278	—	77,240,271		(349,938,169)	(249,707,620)
Class I
6/30/2013	209,389	—	—		(109,934)	99,455	2,552,892	—	—		(1,315,093)	1,237,799
12/31/2012	213,392	—	63,728		(415,673)	(138,553)	2,361,328	—	685,713		(4,629,617)	(1,582,576)

*	Share amount is less than 0.500 or $0.50.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2013. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2012 was as follows:

	Ordinary Income	Long-term Capital Gains
Conservative	$21,569,128	$6,252,698
Growth	104,500,292	—
Moderate	57,607,916	—
Moderate Growth	77,925,984	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Conservative	$21,914,294	$6,895,603	$55,352,367	$—	—
Growth	84,923,382	—	445,735,685	(954,229,202)*	2016
Moderate	49,070,159	—	120,674,239	(95,213,681)	2017
Moderate Growth	64,487,250	—	260,829,213	(363,361,604)	2017

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN

The Investment Adviser, Sub-Adviser, Administrator and Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Portfolios approved new advisory and sub-advisory agreements on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2013, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.3073	$0.0143	$0.1012	July 17, 2013	July 15, 2013
Class I	$0.3311	$0.0143	$0.1012	July 17, 2013	July 15, 2013

Growth
Class ADV	$0.2283	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.2789	$—	$—	July 17, 2013	July 15, 2013

Moderate
Class ADV	$0.3278	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.3697	$—	$—	July 17, 2013	July 15, 2013

Moderate Growth
Class ADV	$0.2588	$—	$—	July 17, 2013	July 15, 2013
Class I	$0.3066	$—	$—	July 17, 2013	July 15, 2013

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

ING RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
370,486	ING Australia Index Portfolio - Class I	$3,323,257	0.5
14,731,876	ING BlackRock Inflation Protected Bond Portfolio - Class I	150,117,821	23.0
825,634	ING Euro STOXX 50® Index Portfolio - Class I	7,760,956	1.2
636,315	ING FTSE 100 Index® Portfolio - Class I	7,253,992	1.1
104,950	ING Hang Seng Index Portfolio - Class I	1,312,928	0.2
597,902	ING Japan TOPIX Index Portfolio - Class I	6,301,891	1.0
2,839,168	ING RussellTM Mid Cap Index Portfolio - Class I	39,038,558	6.0
29,187,479	ING U.S. Bond Index Portfolio - Class I	306,760,401	47.1
9,932,523	ING U.S. Stock Index Portfolio - Class I	129,818,076	19.9
	Total Investments in Affiliated Investment Companies (Cost $605,445,195)	$651,687,880	100.0
	Liabilities in Excess of Other Assets	(296,863)	—

	Net Assets	$651,391,017	100.0

Cost for federal income tax purposes is $608,694,769.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$48,551,976
Gross Unrealized Depreciation	(5,558,865)

Net Unrealized Appreciation	$42,993,111

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$651,687,880	$—	$—	$651,687,880

Total Investments, at fair value	$651,687,880	$—	$—	$651,687,880

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

21

ING RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Australia Index Portfolio - Class I	$5,493,579	$932,679	$(2,464,981)	$(638,020)	$3,323,257	$174,522	$390,354	$—
ING BlackRock Inflation Protected Bond Portfolio - Class I	155,417,624	24,884,598	(19,327,733)	(10,856,668)	150,117,821	—	(251,810)	—
ING Euro STOXX 50® Index Portfolio - Class I	19,218,645	2,948,286	(12,720,426)	(1,685,549)	7,760,956	383,479	1,686,805	—
ING FTSE 100 Index® Portfolio - Class I	15,368,482	2,126,040	(8,766,466)	(1,474,064)	7,253,992	357,521	1,316,921	163,139
ING Hang Seng Index Portfolio - Class I	2,764,710	401,156	(1,479,766)	(373,172)	1,312,928	54,555	206,904	—
ING Japan TOPIX Index Portfolio - Class I	12,030,866	963,356	(7,551,416)	859,085	6,301,891	133,812	940,595	29,280
ING RussellTM Mid Cap Index Portfolio - Class I	13,797,011	30,072,994	(5,179,315)	347,868	39,038,558	473,464	233,578	1,158,355
ING U.S. Bond Index Portfolio - Class I	317,886,837	44,103,845	(42,668,163)	(12,562,118)	306,760,401	1,521,294	(640,254)	3,080,147
ING U.S. Stock Index Portfolio - Class I	137,848,981	10,445,476	(31,136,433)	12,660,052	129,818,076	—	4,956,618	—

	$679,826,735	$116,878,430	$(131,294,699)	$(13,722,586)	$651,687,880	$3,098,647	$8,839,711	$4,430,921

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(74,203)

Total	$(74,203)

See Accompanying Notes to Financial Statements

22

ING RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.1%
12,080,634	ING Australia Index Portfolio - Class I	$108,363,285	2.4
26,309,322	ING Emerging Markets Index Portfolio - Class I	272,301,483	6.1
26,924,957	ING Euro STOXX 50® Index Portfolio - Class I	253,094,593	5.7
20,751,337	ING FTSE 100 Index® Portfolio - Class I	236,565,244	5.3
3,423,050	ING Hang Seng Index Portfolio - Class I	42,822,355	1.0
19,501,363	ING Japan TOPIX Index Portfolio - Class I	205,544,370	4.6
51,982,709	ING RussellTM Mid Cap Index Portfolio - Class I	714,762,254	16.0
18,956,417	ING RussellTM Small Cap Index Portfolio - Class I	267,854,175	6.0
106,598,855	ING U.S. Bond Index Portfolio - Class I	1,120,353,964	25.1
95,471,859	ING U.S. Stock Index Portfolio - Class I	1,247,817,201	27.9
	Total Investments in Affiliated Investment Companies (Cost $3,985,273,438)	$4,469,478,924	100.1
	Liabilities in Excess of Other Assets	(2,682,602)	(0.1)

	Net Assets	$4,466,796,322	100.0

Cost for federal income tax purposes is $4,009,310,956.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$566,086,295
Gross Unrealized Depreciation	(105,918,327)

Net Unrealized Appreciation	$460,167,968

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$4,469,478,924	$—	$—	$4,469,478,924

Total Investments, at fair value	$4,469,478,924	$—	$—	$4,469,478,924

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

23

ING RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Australia Index Portfolio - Class I	$101,882,951	$31,544,580	$(8,351,044)	$(16,713,202)	$108,363,285	$5,688,405	$535,281	$—
ING Emerging Markets Index Portfolio - Class I	—	305,897,319	(5,733,749)	(27,862,087)	272,301,483	338,969	(322,216)	1,208,911
ING Euro STOXX 50® Index Portfolio - Class I	356,422,097	44,614,068	(139,190,325)	(8,751,247)	253,094,593	12,309,141	(1,458,026)	—
ING FTSE 100 Index® Portfolio - Class I	285,016,486	35,038,314	(56,687,403)	(26,802,153)	236,565,244	11,751,491	11,243,313	5,362,275
ING Hang Seng Index Portfolio - Class I	51,274,763	6,632,593	(8,478,785)	(6,606,216)	42,822,355	1,783,847	1,037,471	—
ING Japan TOPIX Index Portfolio - Class I	223,117,149	19,104,157	(64,067,370)	27,390,434	205,544,370	4,363,900	1,833,705	954,897
ING RussellTM Mid Cap Index Portfolio - Class I	622,991,241	118,666,928	(55,809,861)	28,913,946	714,762,254	8,827,715	33,024,506	21,597,498
ING RussellTM Small Cap Index Portfolio - Class I	267,590,033	15,223,922	(27,631,909)	12,672,129	267,854,175	3,957,398	14,182,117	10,010,916
ING U.S. Bond Index Portfolio - Class I	1,090,732,468	157,602,283	(77,253,341)	(50,727,446)	1,120,353,964	5,596,504	1,627,146	11,322,633
ING U.S. Stock Index Portfolio - Class I	1,422,711,929	427,655	(255,055,817)	79,733,434	1,247,817,201	—	107,437,730	—

	$4,421,739,117	$734,751,819	$(698,259,604)	$11,247,592	$4,469,478,924	$54,617,370	$169,141,027	$50,457,130

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(711,901)

Total	$(711,901)

See Accompanying Notes to Financial Statements

24

ING RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.1%
3,034,428	ING Australia Index Portfolio - Class I	$27,218,817	1.5
22,737,058	ING BlackRock Inflation Protected Bond Portfolio - Class I	231,690,625	13.0
6,975,227	ING Emerging Markets Index Portfolio - Class I	72,193,602	4.1
6,762,947	ING Euro STOXX 50® Index Portfolio - Class I	63,571,701	3.6
5,212,260	ING FTSE 100 Index® Portfolio - Class I	59,419,766	3.4
859,774	ING Hang Seng Index Portfolio - Class I	10,755,773	0.6
4,898,192	ING Japan TOPIX Index Portfolio - Class I	51,626,945	2.9
12,920,764	ING RussellTM Mid Cap Index Portfolio - Class I	177,660,506	10.0
2,512,955	ING RussellTM Small Cap Index Portfolio - Class I	35,508,061	2.0
62,742,441	ING U.S. Bond Index Portfolio - Class I	659,423,050	37.1
29,832,586	ING U.S. Stock Index Portfolio - Class I	389,911,904	21.9
	Total Investments in Affiliated Investment Companies (Cost $1,675,875,920)	$1,778,980,750	100.1
	Liabilities in Excess of Other Assets	(983,536)	(0.1)

	Net Assets	$1,777,997,214	100.0

Cost for federal income tax purposes is $1,682,736,312.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$139,053,518
Gross Unrealized Depreciation	(42,809,080)

Net Unrealized Appreciation	$96,244,438

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$1,778,980,750	$—	$—	$1,778,980,750

Total Investments, at fair value	$1,778,980,750	$—	$—	$1,778,980,750

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

25

ING RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Australia Index Portfolio - Class I	$29,246,812	$5,378,561	$(3,380,551)	$(4,026,005)	$27,218,817	$1,440,031	$305,379	$—
ING BlackRock Inflation Protected Bond Portfolio - Class I	233,831,333	28,037,169	(11,727,955)	(18,449,922)	231,690,625	—	886,000	—
ING Emerging Markets Index Portfolio - Class I	—	80,770,167	(1,180,876)	(7,395,689)	72,193,602	90,146	(58,157)	321,501
ING Euro STOXX 50® Index Portfolio - Class I	102,315,174	12,610,519	(49,447,888)	(1,906,104)	63,571,701	3,128,031	(224,609)	—
ING FTSE 100 Index® Portfolio - Class I	81,817,427	9,224,710	(23,026,682)	(8,595,689)	59,419,766	2,970,796	5,125,760	1,355,592
ING Hang Seng Index Portfolio - Class I	14,719,135	1,779,658	(4,442,347)	(1,300,673)	10,755,773	451,347	(104,372)	—
ING Japan TOPIX Index Portfolio - Class I	64,048,472	3,256,910	(24,469,596)	8,791,159	51,626,945	1,104,639	(68,426)	241,714
ING RussellTM Mid Cap Index Portfolio - Class I	146,902,214	42,879,638	(16,579,059)	4,457,713	177,660,506	2,208,155	9,674,468	5,402,374
ING RussellTM Small Cap Index Portfolio - Class I	36,807,072	2,089,462	(4,671,876)	1,283,403	35,508,061	528,147	2,399,192	1,336,039
ING U.S. Bond Index Portfolio - Class I	666,137,457	67,931,894	(44,524,075)	(30,122,226)	659,423,050	3,355,259	1,108,117	6,708,941
ING U.S. Stock Index Portfolio - Class I	440,312,878	2,096,892	(84,703,307)	32,205,441	389,911,904	—	25,359,966	—

	$1,816,137,974	$256,055,580	$(268,154,212)	$(25,058,592)	$1,778,980,750	$15,276,551	$44,403,318	$15,366,161

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(250,996)

Total	$(250,996)

See Accompanying Notes to Financial Statements

26

ING RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.1%
6,447,446	ING Australia Index Portfolio - Class I	$57,833,591	1.9
14,820,146	ING Emerging Markets Index Portfolio - Class I	153,388,509	5.1
14,369,453	ING Euro STOXX 50® Index Portfolio - Class I	135,072,858	4.5
11,074,644	ING FTSE 100 Index® Portfolio - Class I	126,250,938	4.2
1,826,762	ING Hang Seng Index Portfolio - Class I	22,852,793	0.8
10,407,187	ING Japan TOPIX Index Portfolio - Class I	109,691,751	3.6
30,747,365	ING RussellTM Mid Cap Index Portfolio - Class I	422,776,264	14.0
8,542,927	ING RussellTM Small Cap Index Portfolio - Class I	120,711,565	4.0
100,882,994	ING U.S. Bond Index Portfolio - Class I	1,060,280,263	35.1
62,233,576	ING U.S. Stock Index Portfolio - Class I	813,392,844	26.9
	Total Investments in Affiliated Investment Companies (Cost $2,749,041,396)	$3,022,251,376	100.1
	Liabilities in Excess of Other Assets	(1,768,775)	(0.1)

	Net Assets	$3,020,482,601	100.0

Cost for federal income tax purposes is $2,762,194,692.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$330,157,632
Gross Unrealized Depreciation	(70,100,948)

Net Unrealized Appreciation	$260,056,684

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$3,022,251,376	$—	$—	$3,022,251,376

Total Investments, at fair value	$3,022,251,376	$—	$—	$3,022,251,376

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

27

ING RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Australia Index Portfolio - Class I	$57,683,589	$13,972,217	$(5,166,568)	$(8,655,647)	$57,833,591	$3,042,218	$366,433	$—
ING Emerging Markets Index Portfolio - Class I	—	172,217,253	(3,150,856)	(15,677,888)	153,388,509	191,098	(142,877)	681,538
ING Euro STOXX 50® Index Portfolio - Class I	201,796,890	25,435,982	(89,068,656)	(3,091,358)	135,072,858	6,593,115	(1,941,116)	—
ING FTSE 100 Index® Portfolio - Class I	161,368,974	18,902,103	(38,718,020)	(15,302,119)	126,250,938	6,280,924	7,429,615	2,866,023
ING Hang Seng Index Portfolio - Class I	29,030,696	3,646,179	(6,665,365)	(3,158,717)	22,852,793	953,795	184,512	—
ING Japan TOPIX Index Portfolio - Class I	126,322,768	9,137,476	(42,323,141)	16,554,648	109,691,751	2,333,773	331,304	510,670
ING RussellTM Mid Cap Index Portfolio - Class I	365,983,550	77,346,226	(35,834,000)	15,280,488	422,776,264	5,229,494	20,857,483	12,794,248
ING RussellTM Small Cap Index Portfolio - Class I	122,265,827	6,779,280	(13,613,055)	5,279,513	120,711,565	1,786,328	6,971,318	4,518,823
ING U.S. Bond Index Portfolio - Class I	1,046,564,218	135,502,608	(73,601,508)	(48,185,055)	1,060,280,263	5,337,160	1,757,755	10,732,721
ING U.S. Stock Index Portfolio - Class I	914,142,474	2,120,951	(157,232,484)	54,361,903	813,392,844	—	65,685,483	—

	$3,025,158,986	$465,060,275	$(465,373,653)	$(2,594,232)	$3,022,251,376	$31,747,905	$101,499,910	$32,104,023

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(448,206)

Total	$(448,206)

See Accompanying Notes to Financial Statements

28

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

7	To approve a new investment sub-advisory agreement between DSL and ING IM with respect to certain Portfolios and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control events that occur as part of the Separation Plan.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Conservative Portfolio	1*	51,576,263.000	1,544,811.000	7,561,097.000	0.000	60,682,171.000
	7*	51,560,872.334	1,826,357.333	7,294,941.333	0.000	60,682,171.000
	8*	49,052,734.000	4,148,362.000	7,481,075.000	0.000	60,682,171.000
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Growth Portfolio	1*	319,145,969.000	22,003,634.000	42,897,768.000	0.000	384,047,371.000
	7*	316,326,405.334	24,259,123.333	43,461,842.333	0.000	384,047,371.000
	8*	309,656,696.667	35,363,944.667	39,026,729.666	0.000	384,047,371.000
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Moderate Growth Portfolio	1*	217,544,081.000	11,787,382.000	26,968,518.000	0.000	256,299,981.000
	7*	216,653,492.000	12,733,507.000	26,912,982.000	0.000	256,299,981.000
	8*	209,106,822.334	23,993,751.333	23,199,407.333	0.000	256,299,981.000
* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Moderate Portfolio	1*	125,576,803.000	8,523,746.000	15,701,145.000	0.000	149,801,694.000
	7*	124,027,900.667	9,081,132.667	16,692,660.666	0.000	149,801,694.000
	8*	120,652,700.334	14,204,692.333	14,944,301.333	0.000	149,801,694.000
* Proposals Passed

ING Investors Trust	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	3,772,604,208.181	200,055,617.846	0.000	0.000	3,972,659,826.027
John V. Boyer	5*	3,771,764,050.384	200,895,775.643	0.000	0.000	3,972,659,826.027
Patricia W. Chadwick	5*	3,772,206,322.587	200,453,503.440	0.000	0.000	3,972,659,826.027
Albert E. DePrince, Jr.	5*	3,765,707,671.886	206,952,154.141	0.000	0.000	3,972,659,826.027
Peter S. Drotch	5*	3,767,827,922.960	204,831,903.067	0.000	0.000	3,972,659,826.027
J. Michael Earley	5*	3,770,753,270.683	201,906,555.344	0.000	0.000	3,972,659,826.027
Martin J. Gavin	5*	3,775,692,739.886	196,967,086.141	0.000	0.000	3,972,659,826.027
Russell H. Jones	5*	3,772,527,763.683	200,132,062.344	0.000	0.000	3,972,659,826.027
Patrick W. Kenny	5*	3,771,382,294.384	201,277,531.643	0.000	0.000	3,972,659,826.027
Shaun P. Mathews	5*	3,770,296,611.683	202,363,214.344	0.000	0.000	3,972,659,826.027
Joseph E. Obermeyer	5*	3,772,728,725.886	199,931,100.141	0.000	0.000	3,972,659,826.027
Sheryl K. Pressler	5*	3,770,539,151.683	202,120,674.344	0.000	0.000	3,972,659,826.027
Roger B. Vincent	5*	3,770,381,868.886	202,277,957.141	0.000	0.000	3,972,659,826.027

*	Proposal Passed

29

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY CONTRACT IN CONNECTION WITH THE SEPARATION PLAN FOR ING RETIREMENT CONSERVATIVE PORTFOLIO, ING RETIREMENT GROWTH PORTFOLIO, ING RETIREMENT MODERATE GROWTH PORTFOLIO, AND ING RETIREMENT MODERATE PORTFOLIO (EACH A “PORTFOLIO” AND COLLECTIVELY, THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolios, each a series of ING Investors Trust (the “Trust”), enter into a new investment advisory contract (“Advisory Contract”) with Directed Services LLC (“Directed Services” or the “Adviser”), the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 in determining whether to approve new advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Adviser, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which include the Adviser, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Adviser. The Board further noted that the Separation Plan may result in the Adviser’s loss of access to the services and resources of its ultimate parent company, which could adversely affect its businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory agreements for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios and the Adviser, including the Adviser’s ability prior to, during and after the separation, to perform the same level of service to the Portfolios as it currently provides. In this regard, the Board noted that the Adviser does not currently anticipate that the separation would have a material adverse impact on the Portfolios or its operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Adviser, which in turn would result in the automatic termination of the current advisory agreements (the “Current Agreements”). The decisions by the Board, including a majority of the Independent Trustees, to approve the proposed advisory agreements for the Portfolios (the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Adviser to continue providing investment advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The

30

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Adviser and its affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser is seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Adviser under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Adviser relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND

RE-APPROVAL OF INVESTMENT ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013, the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on that date by the Adviser’s president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Advisers and its affiliates that render administrative, distribution, compliance and other services to the Portfolios. When making its decisions on January 10, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolios’ best interests to maintain continuity and stability of the services currently being provided. The Board carefully

31

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.    The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.    The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Trustees, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.    The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Adviser and its affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.    The Board received and evaluated written responses from the Adviser and its affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5.    The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Adviser and its affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.    The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Advisers and its affiliates.

7.    K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Adviser and its affiliates, including the potential implications to the Adviser and its non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at

32

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8.    The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Adviser and its affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Adviser and its affiliates a series of follow-up information requests.

9.    Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Trustees requested and received written assurances that the Adviser and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.    The Board considered representations by the Adviser and its affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Adviser following the Change of Control Events contemplated by the Separation Plan.

11.    The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.    The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser’s representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and its Adviser currently operate, including contractual provisions relating to fees and expenses.

13.    The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.    The Board considered the steps by the Adviser and its affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15.    The Board considered that the Adviser and its affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16.    The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

33

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

17.    The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Adviser, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18.    The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.    The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.    The Board considered actions taken by the Adviser subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.    The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the Proposed Agreements.

22.    The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

34

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-URETADVI	(0613-082113)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item  6.  Schedule of Investments.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 0.9%
161,300		Service Corp. International	2,908,239	0.9

		Consumer Staples: 1.0%
146,600	@	Brazil Pharma SA	660,287	0.2
44,300		CVS Caremark Corp.	2,533,074	0.8
			3,193,361	1.0

		Health Care: 95.8%
218,000		AbbVie, Inc.	9,012,120	2.8
158,513	@,L	Acadia Pharmaceuticals, Inc.	2,877,011	0.9
83,700	@	Acorda Therapeutics, Inc.	2,761,263	0.9
18,300	@	Actavis, Inc.	2,309,826	0.7
80,014		Aetna, Inc.	5,084,090	1.6
17,574	@	Alexion Pharmaceuticals, Inc.	1,621,026	0.5
75,600	@	Alkermes PLC	2,168,208	0.7
27,318		Allergan, Inc.	2,301,268	0.7
83,369	@	Alnylam Pharmaceuticals, Inc.	2,585,273	0.8
27,800		AmerisourceBergen Corp.	1,552,074	0.5
129,719		Amgen, Inc.	12,798,077	4.0
80,800		Baxter International, Inc.	5,597,016	1.7
38,500		Bayer AG	4,099,097	1.3
43,900		Becton Dickinson & Co.	4,338,637	1.3
17,600	@	Biogen Idec, Inc.	3,787,520	1.2
37,300	@	BioMarin Pharmaceuticals, Inc.	2,080,967	0.6
12,200	@	Bluebird Bio, Inc.	304,634	0.1
354,800	@	Boston Scientific Corp.	3,288,996	1.0
221,600		Bristol-Myers Squibb Co.	9,903,304	3.1
21,800	@	Brookdale Senior Living, Inc.	576,392	0.2
70,492	@	Capital Senior Living Corp.	1,684,759	0.5
42,506		Cardinal Health, Inc.	2,006,283	0.6
77,100	@	CareFusion Corp.	2,841,135	0.9
42,700	@	Catamaran Corp.	2,080,344	0.6
104,812	@	Celgene Corp.	12,253,571	3.8
120,300	@	Celldex Therapeutics, Inc.	1,877,883	0.6
13,900	@	Cepheid, Inc.	478,438	0.1
29,400	@	Cerner Corp.	2,825,046	0.9
70,400		Chugai Pharmaceutical Co., Ltd.	1,457,233	0.5
59,200		Cigna Corp.	4,291,408	1.3
18,300	@	Clovis Oncology, Inc.	1,225,734	0.4
36,900	@	Coloplast A/S	2,066,180	0.6
43,700		Cooper Cos., Inc.	5,202,485	1.6
55,310	@	Covidien PLC	3,475,680	1.1
65,400		Densply International, Inc.	2,678,784	0.8
69,805	@	Dyax Corp.	241,525	0.1
126,600		Eli Lilly & Co.	6,218,592	1.9

17,700	@	Esperion Therapeutics, Inc.	249,570	0.1
80,600	@,L	Exelixis, Inc.	365,924	0.1
43,866	@	Express Scripts Holding Co.	2,706,094	0.8
191,060	@	Gilead Sciences, Inc.	9,784,183	3.0
25,441	@	Given Imaging Ltd.	356,428	0.1
117,400		HCA Holdings, Inc.	4,233,444	1.3
89,900	@	ICON PLC	3,185,157	1.0
50,500	@	Illumina, Inc.	3,779,420	1.2
96,600	@	Infinity Pharmaceuticals, Inc.	1,569,750	0.5
78,200	@	InterMune, Inc.	752,284	0.2
14,551	@,L	Ironwood Pharmaceuticals, Inc.	144,782	0.0
69,240	@	Isis Pharmaceuticals, Inc.	1,860,479	0.6
167,800		Johnson & Johnson	14,407,308	4.5
9,091	@	Life Technologies Corp.	672,825	0.2
34,531		McKesson Corp.	3,953,799	1.2
1,546,390	@,X	Medipattern Corp.	–	–
16,800	@	Medivation, Inc.	826,560	0.3
136,988		Medtronic, Inc.	7,050,772	2.2
154,100		Merck & Co., Inc.	7,157,945	2.2
33,800	@	Momenta Pharmaceuticals, Inc.	509,028	0.2
11,300	@	Morphosys AG	634,310	0.2
168,800		Novartis AG	11,956,196	3.7
31,400		Ono Pharmaceutical Co., Ltd.	2,137,397	0.7
32,800	@,X	Onyx Pharmaceuticals, Inc.	3,936,000	1.2
465,530		Pfizer, Inc.	13,039,495	4.1
10,900	@	Pharmacyclics, Inc.	866,223	0.3
12,900	@	Prosensa Holdings BV	248,325	0.1
119,226	@,L	Protalix BioTherapeutics, Inc.	585,400	0.2
12,900	@	PTC Therapeutics, Inc.	193,500	0.1
40,500	@	Puma Biotechnology, Inc.	1,796,985	0.6
34,000	@	Quintiles Transnational Holdings, Inc.	1,447,040	0.5
20,775	@	Regeneron Pharmaceuticals, Inc.	4,671,882	1.5
38,900		Roche Holding AG - Genusschein	9,654,877	3.0
92,800		Sanofi	9,593,666	3.0
140,355	@	Seattle Genetics, Inc.	4,415,568	1.4
53,400	@	Sirona Dental Systems, Inc.	3,517,992	1.1
100,700		Stryker Corp.	6,513,276	2.0
24,653	@	Synageva BioPharma Corp.	1,035,426	0.3
26,350	@	Team Health Holdings, Inc.	1,082,195	0.3
31,000		Teleflex, Inc.	2,402,190	0.7
43,600		Teva Pharmaceutical Industries Ltd. ADR	1,709,120	0.5
34,200		Thermo Fisher Scientific, Inc.	2,894,346	0.9
147,406	@,X	Ultragenyx Pharmaceutical, Inc.	408,226	0.1
102,775		UnitedHealth Group, Inc.	6,729,707	2.1
118,000		Universal Health Services, Inc.	7,901,280	2.5

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

37,500	@	Valeant Pharmaceuticals International	3,228,000	1.0
25,080	@,L	Verastem, Inc.	348,110	0.1
49,220	@	Vertex Pharmaceuticals, Inc.	3,931,201	1.2
34,432	@	Waters Corp.	3,444,922	1.1
17,400		Zimmer Holdings, Inc.	1,303,956	0.4
32,800	L	Zoetis, Inc.	1,013,192	0.3
			308,157,634	95.8

	Total Common Stock
	(Cost $272,922,092)		314,259,234	97.7

WARRANTS: 0.0%
		Health Care: 0.0%
133,228	@	Novavax, Inc.	173	0.0

	Total Warrants
	(Cost $–)		173	0.0

	Total Long-Term
	Investments
	(Cost $272,922,092)		314,259,407	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
		Securities Lending Collateralcc(1): 1.7%
1,285,917		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,285,932, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,311,635, due 12/01/17-06/01/43)	1,285,917	0.4
1,285,917		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,285,943, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,311,635, due 06/01/17-03/01/48)	1,285,917	0.4

1,285,917	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,285,943, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,311,635, due 07/01/32-07/01/43)	1,285,917	0.4
270,713	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $270,715, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $276,134, due 01/15/25-02/15/43)	270,713	0.1
1,285,917	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,285,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,311,635, due 12/04/13-08/27/32)	1,285,917	0.4
		5,414,381	1.7

Shares		Value	Percentage of Net Assets
		Affiliated Investment Companies: 3.3%
10,725,313	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,725,313)	10,725,313	3.3

	Total Short-Term Investments (Cost $16,139,694)	16,139,694	5.0

	Total Investments in Securities (Cost $289,061,786)	$330,399,101	102.7
	Liabilities in Excess of Other Assets	(8,838,909)	(2.7)

	Net Assets	$321,560,192	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $289,344,442.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$45,211,010
Gross Unrealized Depreciation	(4,156,351)

Net Unrealized Appreciation	$41,054,659

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$2,908,239	$–	$–	$2,908,239
Consumer Staples	3,193,361	–	–	3,193,361
Health Care	262,214,452	45,534,956	408,226	308,157,634

Total Common Stock	268,316,052	45,534,956	408,226	314,259,234

Warrants	–	173	–	173
Short-Term Investments	10,725,313	5,414,381	–	16,139,694

Total Investments, at fair value	$279,041,365	$50,949,510	$408,226	$330,399,101

Other Financial Instruments+
Forward Foreign Currency Contracts	–	782,539	–	782,539

Total Assets	$279,041,365	$51,732,049	$408,226	$331,181,640

Liabilities Table
Other Financial Instruments+
Written Options	$(20,246)	$–	$–	$(20,246)
Forward Foreign Currency Contracts	–	(69,384)	–	(69,384)

Total Liabilities	$(20,246)	$(69,384)	$–	$(89,630)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Swiss Franc	1,930,318	Buy	07/17/13	$2,039,324	$2,043,887	$4,563
Bank of America	Swiss Franc	1,403,624	Buy	07/17/13	1,482,574	1,486,205	3,631
JPMorgan Chase & Co.	EU Euro	488,228	Buy	07/17/13	634,993	635,540	547
JPMorgan Chase & Co.	EU Euro	170,000	Buy	07/17/13	223,137	221,293	(1,844)
Citigroup, Inc.	Danish Krone	73,047	Buy	07/17/13	12,721	12,749	28

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Citigroup, Inc.	Japanese Yen	378,659,817	Buy	07/17/13	3,725,170	3,818,125	92,955
Citigroup, Inc.	Danish Krone	585,196	Buy	07/17/13	102,713	102,142	(571)
Citigroup, Inc.	Danish Krone	84,684	Buy	07/17/13	14,827	14,781	(46)
Deutsche Bank AG	EU Euro	1,326,655	Buy	07/17/13	1,725,104	1,726,943	1,839
Deutsche Bank AG	EU Euro	495,000	Buy	07/17/13	651,149	644,355	(6,794)
Deutsche Bank AG	EU Euro	214,495	Buy	07/17/13	276,375	279,214	2,839
Deutsche Bank AG	Danish Krone	1,389,499	Buy	07/17/13	244,570	242,529	(2,041)
Goldman Sachs & Co.	Swiss Franc	1,748,257	Buy	07/17/13	1,872,351	1,851,115	(21,236)
UBS Warburg LLC	Swiss Franc	415,000	Buy	07/17/13	444,857	439,417	(5,440)

							$68,430

Barclays Bank PLC	EU Euro	69,000	Sell	07/17/13	$90,515	$89,819	$696
JPMorgan Chase & Co.	EU Euro	59,378	Sell	07/17/13	76,492	77,294	(802)
Citigroup, Inc.	Japanese Yen	473,064	Sell	07/17/13	4,777	4,770	7
Citigroup, Inc.	Danish Krone	160,483	Sell	07/17/13	27,988	28,011	(23)
Citigroup, Inc.	EU Euro	105,000	Sell	07/17/13	136,103	136,681	(578)
Citigroup, Inc.	Danish Krone	163,140	Sell	07/17/13	28,308	28,475	(167)
Citigroup, Inc.	EU Euro	168,711	Sell	07/17/13	218,114	219,616	(1,502)
Citigroup, Inc.	Swiss Franc	210,052	Sell	07/17/13	223,729	222,411	1,318
Citigroup, Inc.	Japanese Yen	13,081,328	Sell	07/17/13	131,878	131,903	(25)
Citigroup, Inc.	Australian Dollar	471,955	Sell	07/17/13	495,601	431,136	64,465
Citigroup, Inc.	EU Euro	9,192,153	Sell	07/17/13	12,077,404	11,965,677	111,727
Citigroup, Inc.	Japanese Yen	500,128,985	Sell	07/17/13	5,042,985	5,042,929	56
Credit Suisse Group AG	Swiss Franc	944,417	Sell	07/17/13	1,021,390	999,981	21,409
Deutsche Bank AG	EU Euro	2,565,000	Sell	07/17/13	3,321,770	3,338,931	(17,161)
Deutsche Bank AG	Swiss Franc	227,190	Sell	07/17/13	236,545	240,556	(4,011)
Deutsche Bank AG	Swiss Franc	140,314	Sell	07/17/13	145,104	148,570	(3,466)
Deutsche Bank AG	Danish Krone	66,761	Sell	07/17/13	11,540	11,652	(112)
Deutsche Bank AG	EU Euro	315,085	Sell	07/17/13	412,729	410,155	2,574
Deutsche Bank AG	Swiss Franc	343,879	Sell	07/17/13	370,902	364,111	6,791
Deutsche Bank AG	Japanese Yen	9,874,916	Sell	07/17/13	100,926	99,571	1,355
Deutsche Bank AG	Japanese Yen	2,555,592	Sell	07/17/13	26,109	25,769	340
Deutsche Bank AG	Swiss Franc	310,000	Sell	07/17/13	334,955	328,239	6,716
Deutsche Bank AG	Japanese Yen	29,723,041	Sell	07/17/13	298,711	299,705	(994)
Deutsche Bank AG	EU Euro	233,897	Sell	07/17/13	305,877	304,470	1,407
Deutsche Bank AG	Japanese Yen	61,451,086	Sell	07/17/13	625,774	619,628	6,146
Deutsche Bank AG	Swiss Franc	79,082	Sell	07/17/13	84,937	83,735	1,202
Deutsche Bank AG	Canadian Dollar	169,465	Sell	07/17/13	167,647	161,075	6,572
Goldman Sachs & Co.	EU Euro	130,000	Sell	07/17/13	170,232	169,225	1,007
Goldman Sachs & Co.	EU Euro	133,000	Sell	07/17/13	175,816	173,130	2,686
Goldman Sachs & Co.	Japanese Yen	13,464,000	Sell	07/17/13	135,682	135,761	(79)
Goldman Sachs & Co.	Japanese Yen	30,111,000	Sell	07/17/13	307,403	303,618	3,785
Goldman Sachs & Co.	Swiss Franc	135,788	Sell	07/17/13	146,129	143,776	2,353
Deutsche Bank AG	Japanese Yen	2,335,209	Sell	07/17/13	22,790	23,547	(757)
Royal Bank of Scotland Group PLC	EU Euro	91,000	Sell	07/17/13	118,642	118,458	184
Royal Bank of Scotland Group PLC	Swiss Franc	146,780	Sell	07/17/13	153,923	155,415	(1,492)
Royal Bank of Scotland Group PLC	EU Euro	151,000	Sell	07/17/13	198,217	196,560	1,657
Royal Bank of Scotland Group PLC	Japanese Yen	35,927,000	Sell	07/17/13	363,673	362,261	1,412
Royal Bank of Scotland Group PLC	Australian Dollar	24,094	Sell	07/17/13	24,629	22,010	2,619
Royal Bank of Scotland Group PLC	Swiss Franc	466,297	Sell	07/17/13	500,383	493,732	6,651
Royal Bank of Scotland Group PLC	Danish Krone	366,041	Sell	07/17/13	64,070	63,890	180
Royal Bank of Scotland Group PLC	Swiss Franc	19,534,716	Sell	07/17/13	21,054,538	20,684,024	370,514
UBS Warburg LLC	Swiss Franc	335,546	Sell	07/17/13	355,045	355,288	(243)

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

UBS Warburg LLC	Swiss Franc	2,095,000	Sell	07/17/13	2,253,405	2,218,257	35,148
UBS Warburg LLC	EU Euro	100,000	Sell	07/17/13	132,154	130,172	1,982
UBS Warburg LLC	Danish Krone	7,822,495	Sell	07/17/13	1,378,549	1,365,371	13,178

							$644,725

ING BlackRock Health Sciences Opportunities Portfolio Written Options Open on June 30, 2013:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Call on Gilead Sciences, Inc.	52.50	07/20/13	89	$8,218	$(8,366)
Put on Halozyme Therapeutics, Inc.	7.50	07/20/13	108	6,908	(4,320)
Put on Halozyme Therapeutics, Inc.	7.50	08/17/13	108	9,670	(7,560)

				$24,796	$(20,246)

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.3%
		Consumer Discretionary: 1.8%
296,000		Brinker International, Inc., 2.600%, 05/15/18	289,934	0.1
600,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	609,000	0.1
304,000	#	COX Communications, Inc., 4.500%, 06/30/43	262,921	0.1
1,792,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	1,801,718	0.4
642,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	575,314	0.1
205,000	#	DISH DBS Corp., 4.250%, 04/01/18	201,925	0.1
504,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	435,481	0.1
214,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	200,796	0.1
595,000		News America, Inc., 3.000%, 09/15/22	556,080	0.1
394,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	363,731	0.1
360,000		Time Warner, Inc., 6.500%, 11/15/36	408,811	0.1
425,000	#	Viacom, Inc., 4.375%, 03/15/43	362,269	0.1
512,000		WPP Finance 2010, 5.125%, 09/07/42	474,648	0.1
750,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	821,250	0.2
			7,363,878	1.8

		Consumer Staples: 0.5%
750,000		Constellation Brands, Inc., 6.000%, 05/01/22	808,125	0.2
750,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	789,375	0.2
365,000		Walgreen Co., 4.400%, 09/15/42	329,724	0.1
			1,927,224	0.5

		Energy: 3.4%
750,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	613,125	0.1
326,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	375,127	0.1
930,000		BP Capital Markets PLC, 2.750%, 05/10/23	861,179	0.2
750,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	766,875	0.2
1,101,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,140,721	0.3
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	664,161	0.2

698,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	622,687	0.1
710,000		FMC Technologies, Inc., 3.450%, 10/01/22	681,066	0.2
927,000		Marathon Petroleum Corp., 6.500%, 03/01/41	1,063,340	0.2
464,000		Murphy Oil Corp., 2.500%, 12/01/17	457,952	0.1
250,000		ONEOK Partners L.P., 2.000%, 10/01/17	246,024	0.1
257,000		ONEOK Partners L.P., 3.375%, 10/01/22	236,591	0.1
535,000		Phillips 66, 2.950%, 05/01/17	551,713	0.1
1,057,000		Phillips 66, 4.300%, 04/01/22	1,093,514	0.3
750,000		Plains Exploration & Production Co., 6.625%, 05/01/21	794,569	0.2
372,000	#,L	Reliance Industries Ltd., 5.875%, 12/31/49	326,430	0.1
1,000,000		Transocean, Inc., 2.500%, 10/15/17	988,906	0.2
420,000		Transocean, Inc., 3.800%, 10/15/22	400,613	0.1
1,228,000		Weatherford International Ltd., 5.950%, 04/15/42	1,165,641	0.3
1,000,000		Williams Partners L.P., 6.300%, 04/15/40	1,052,717	0.2
			14,102,951	3.4

		Financials: 11.2%
836,000		American International Group, Inc., 5.850%, 01/16/18	941,585	0.2
615,000		American International Group, Inc., 8.175%, 05/15/58	753,375	0.2
676,000		American Tower Corp., 4.500%, 01/15/18	721,454	0.2
867,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	803,131	0.2
652,000		Bank of America Corp., 3.300%, 01/11/23	617,107	0.1
568,000		Bank of America Corp., 5.200%, 12/29/49	536,760	0.1
795,000	L	Barclays Bank PLC, 7.625%, 11/21/22	782,081	0.2
532,000		BB&T Corp., 2.050%, 06/19/18	524,664	0.1
1,243,000		BBVA, 4.664%, 10/09/15	1,280,960	0.3
306,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	295,043	0.1
416,000		Capital One Bank USA NA, 3.375%, 02/15/23	393,784	0.1
546,000		Citigroup, Inc., 3.500%, 05/15/23	491,081	0.1
808,000		Citigroup, Inc., 4.450%, 01/10/17	865,669	0.2
732,000		Citigroup, Inc., 5.350%, 05/29/49	689,326	0.2
620,000		Citigroup, Inc., 5.900%, 12/29/49	616,389	0.1

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

389,000		Citigroup, Inc., 5.950%, 12/29/49	387,580	0.1
429,000		Citigroup, Inc., 1.300%, 04/01/16	424,134	0.1
736,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	949,794	0.2
1,092,000		Deutsche Bank AG, 4.296%, 05/24/28	1,009,682	0.2
549,000		Discover Financial Services, 3.850%, 11/21/22	516,259	0.1
811,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	785,525	0.2
496,000		ERP Operating L.P., 3.000%, 04/15/23	456,501	0.1
705,000		Equity One, Inc., 3.750%, 11/15/22	664,369	0.2
667,000		Fifth Third Bancorp., 1.450%, 02/28/18	644,813	0.2
750,000		Fifth Third Bancorp, 5.100%, 12/31/49	710,625	0.2
208,000		Ford Motor Co., 3.000%, 06/12/17	208,567	0.1
336,000		General Electric Capital Corp., 3.150%, 09/07/22	317,931	0.1
208,000		General Electric Capital Corp., 3.350%, 10/17/16	219,102	0.1
700,000		General Electric Capital Corp., 5.250%, 06/29/49	670,250	0.2
400,000		General Electric Capital Corp., 6.250%, 12/15/49	426,792	0.1
600,000		General Electric Capital Corp., 7.125%, 12/15/49	679,144	0.2
417,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	485,121	0.1
495,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	486,354	0.1
516,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	494,385	0.1
371,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	409,709	0.1
388,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	398,990	0.1
611,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	729,449	0.2
372,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	411,990	0.1
505,000	#	HBOS PLC, 6.750%, 05/21/18	537,052	0.1
483,000		Health Care REIT, Inc., 2.250%, 03/15/18	474,575	0.1
506,000		HSBC Finance Corp., 6.676%, 01/15/21	559,995	0.1
1,096,000	#	HSBC Bank PLC, 1.500%, 05/15/18	1,057,021	0.3
308,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	302,987	0.1

2,140,000		Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	2,140,000	0.5
1,011,000		JPMorgan Chase & Co., 1.625%, 05/15/18	969,972	0.2
430,000		JPMorgan Chase & Co., 3.250%, 09/23/22	408,806	0.1
732,000		JPMorgan Chase & Co., 3.375%, 05/01/23	682,593	0.2
536,000		JPMorgan Chase & Co., 5.150%, 05/29/49	513,220	0.1
602,000		JPMorgan Chase & Co., 5.400%, 01/06/42	639,809	0.2
655,000		Kimco Realty Corp., 3.125%, 06/01/23	606,901	0.1
1,169,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	1,266,461	0.3
363,000		MetLife, Inc., 4.125%, 08/13/42	324,513	0.1
499,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	484,135	0.1
524,000		Morgan Stanley, 2.125%, 04/25/18	501,863	0.1
672,000		Morgan Stanley, 4.100%, 05/22/23	621,740	0.1
594,000		Morgan Stanley, 4.750%, 03/22/17	630,388	0.2
420,000		Morgan Stanley, 5.500%, 07/28/21	449,003	0.1
654,000		Murray Street Investment Trust I, 4.647%, 03/09/17	692,806	0.2
401,000		National Retail Properties, Inc., 3.300%, 04/15/23	362,921	0.1
397,000		PNC Financial Services Group, Inc./The, 4.850%, 05/29/49	371,195	0.1
378,000		Prudential Financial, Inc., 5.200%, 03/15/44	358,627	0.1
613,000		Prudential Financial, Inc., 5.625%, 06/15/43	602,272	0.1
463,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	450,473	0.1
250,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	263,316	0.1
772,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	902,396	0.2
1,002,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	956,324	0.2
493,000	#	Simon Property Group L.P., 1.500%, 02/01/18	475,201	0.1
268,000		Simon Property Group L.P., 4.750%, 03/15/42	256,455	0.1
363,000		SLM Corp., 4.625%, 09/25/17	358,462	0.1
868,000		SLM Corp., 6.000%, 01/25/17	911,400	0.2
938,000	#	Standard Chartered PLC, 3.950%, 01/11/23	873,763	0.2
1,228,000		State Street Corp., 3.100%, 05/15/23	1,151,923	0.3
550,000		UBS AG/Stamford CT, 7.625%, 08/17/22	604,302	0.1

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

522,000		Wells Fargo & Co., 1.500%, 01/16/18	509,490	0.1
345,000		Wells Fargo & Co., 3.450%, 02/13/23	329,954	0.1
			46,401,789	11.2

		Health Care: 1.9%
274,000		Aetna, Inc., 1.500%, 11/15/17	266,210	0.1
371,000		Aetna, Inc., 2.750%, 11/15/22	342,173	0.1
319,000		Baxter International, Inc., 1.850%, 06/15/18	316,665	0.1
1,206,000		Celgene Corp., 3.250%, 08/15/22	1,145,356	0.3
407,000		Express Scripts Holding Co., 2.650%, 02/15/17	414,667	0.1
750,000		HCA, Inc., 7.500%, 02/15/22	832,500	0.2
668,000		Healthsouth Corp., 7.250%, 10/01/18	716,430	0.2
466,000		Humana, Inc., 3.150%, 12/01/22	433,070	0.1
178,000		Medtronic, Inc., 2.750%, 04/01/23	166,621	0.0
523,000		St Jude Medical, Inc., 4.750%, 04/15/43	487,132	0.1
750,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	765,000	0.2
664,000		WellPoint, Inc., 4.625%, 05/15/42	618,950	0.1
507,000	#	Zoetis, Inc., 1.875%, 02/01/18	496,689	0.1
709,000	#	Zoetis, Inc., 3.250%, 02/01/23	674,593	0.2
253,000	#	Zoetis, Inc., 4.700%, 02/01/43	237,440	0.0
			7,913,496	1.9

		Industrials: 1.2%
376,000	#	Barrick Gold Corp., 2.500%, 05/01/18	337,667	0.1
527,000	#	Barrick Gold Corp., 4.100%, 05/01/23	440,886	0.1
750,000		BE Aerospace, Inc., 6.875%, 10/01/20	813,750	0.2
750,000		Case New Holland, Inc., 7.875%, 12/01/17	853,125	0.2
234,000		Ford Motor Co., 4.750%, 01/15/43	207,212	0.0
681,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	677,679	0.2
916,000		MDC Holdings, Inc., 6.000%, 01/15/43	854,474	0.2
487,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	473,650	0.1
429,000	#	Turlock Corp., 2.750%, 11/02/22	401,909	0.1
			5,060,352	1.2

		Information Technology: 1.5%
274,000		Apple, Inc., 2.400%, 05/03/23	254,510	0.1
232,000		Apple, Inc., 3.850%, 05/04/43	207,189	0.0

957,000		eBay, Inc., 4.000%, 07/15/42	815,778	0.2
1,293,000		EMC Corp./MA, 1.875%, 06/01/18	1,279,129	0.3
737,000		EMC Corp./MA, 3.375%, 06/01/23	724,436	0.2
955,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	863,752	0.2
1,725,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,723,875	0.4
258,000		Motorola Solutions, Inc., 3.750%, 05/15/22	251,134	0.1
			6,119,803	1.5

		Materials: 1.5%
968,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	944,377	0.2
100,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	88,533	0.0
300,000	#	Ashland, Inc., 4.750%, 08/15/22	297,750	0.1
938,000		Cabot Corp., 3.700%, 07/15/22	908,476	0.2
649,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	617,701	0.1
598,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	541,995	0.1
488,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	475,343	0.1
450,000		Goldcorp, Inc., 3.700%, 03/15/23	399,042	0.1
300,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	294,431	0.1
750,000	#	Sealed Air Corp., 8.375%, 09/15/21	851,250	0.2
815,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	740,906	0.2
289,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	280,117	0.1
			6,439,921	1.5

		Telecommunication Services: 0.9%
399,000		AT&T, Inc., 5.350%, 09/01/40	405,586	0.1
413,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	406,723	0.1
750,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	791,250	0.2
275,000		Motorola Solutions, Inc., 3.500%, 03/01/23	259,607	0.1
225,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	218,097	0.0
223,000		Vodafone Group PLC, 2.950%, 02/19/23	206,453	0.0
751,000		Vodafone Group PLC, 4.375%, 02/19/43	676,154	0.2
750,000		Windstream Corp., 7.750%, 10/15/20	780,000	0.2
			3,743,870	0.9

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

		Utilities: 1.4%
309,000		American Electric Power Co., Inc., 1.650%, 12/15/17	300,601	0.1
244,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	211,057	0.0
640,000		Duke Energy Corp., 2.100%, 06/15/18	636,534	0.2
401,000		FirstEnergy Corp., 2.750%, 03/15/18	390,673	0.1
598,000		FirstEnergy Corp., 4.250%, 03/15/23	556,370	0.1
141,000		Metropolitan Edison, 7.700%, 01/15/19	172,973	0.0
446,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	430,210	0.1
380,000		Nisource Finance Corp., 6.125%, 03/01/22	429,369	0.1
1,000,000		Oncor Electric Delivery Co., LLC, 5.300%, 06/01/42	1,065,488	0.3
897,000		Petrobras Global Finance BV, 4.375%, 05/20/23	831,347	0.2
447,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	424,137	0.1
407,000		TransAlta Corp., 4.500%, 11/15/22	388,659	0.1
			5,837,418	1.4

	Total Corporate Bonds/Notes (Cost $108,920,094)		104,910,702	25.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.8%
1,047,850		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	800,137	0.2
913,261		Banc of America Funding Corp., 6.000%, 08/25/37	810,897	0.2
1,121,757	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	1,121,757	0.2
370,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	367,363	0.1
644,275		Banc of America Mortgage Securities, Inc., 5.500%, 09/25/35	639,655	0.2
718,098		Bear Stearns ARM Trust 2006-2, 2.726%, 07/25/36	571,551	0.1
830,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004- PWR4, 5.815%, 06/11/41	837,538	0.2
460,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	490,522	0.1

510,000		CD 2007-CD5 Mortgage Trust, 6.323%, 11/15/44	517,510	0.1
454,000	#	Citigroup Commercial Mortgage Trust 2004- C1, 5.615%, 04/15/40	459,139	0.1
1,118,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	1,097,110	0.3
779,116		Citigroup Mortgage Loan Trust, Inc., 3.027%, 09/25/37	621,816	0.2
1,670,000	#	Citigroup Commercial Mortgage Trust, 5.615%, 04/15/40	1,704,131	0.4
961,457		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	793,959	0.2
1,571,856		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	1,317,999	0.3
3,451,060	^	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	354,249	0.1
10,860,000	#,^	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	538,971	0.1
3,146,386	^	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	356,601	0.1
4,546,104	^	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	532,500	0.1
14,576,488	^	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	1,873,586	0.5
4,420,550		Countrywide Alternative Loan Trust, 0.313%, 06/25/36	3,039,371	0.7
914,772		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	835,404	0.2
100,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	106,161	0.0
460,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	469,300	0.1
294,324		Credit Suisse First Boston Mortgage Securities Corp., 7.525%, 08/15/36	294,615	0.1
777,458		First Horizon Alternative Mortgage Securities, 0.493%, 12/25/36	470,498	0.1
1,055,866		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	938,135	0.2
1,666,381		First Horizon Alternative Mortgage Securities, 6.000%, 05/25/36	1,437,317	0.4

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

777,458	^	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	170,548	0.0
770,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	774,627	0.2
642,727	#	Fosse Master Issuer PLC, 1.677%, 10/18/54	649,306	0.2
2,000,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	2,064,393	0.5
700,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	705,488	0.2
2,000,000	#	Greenwich Capital Commercial Funding Corp., 5.567%, 01/05/36	2,031,339	0.5
350,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	353,148	0.1
3,010,988	#,^	GS Mortgage Securities Corp. II, 1.907%, 08/10/44	234,565	0.1
301,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004- GG2, 5.830%, 08/10/38	295,654	0.1
3,514,198	^	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	495,513	0.1
490,000	#	GS Mortgage Securities Trust 2011- GC3, 5.728%, 03/10/44	469,466	0.1
1,257,167		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,146,585	0.3
462,422		GSR Mortgage Loan Trust, 6.000%, 01/25/37	424,900	0.1
1,151,937		GSR Mortgage Loan Trust, 6.250%, 08/25/36	984,186	0.2
362,972		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	301,457	0.1
4,700,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	133,920	0.0
2,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	1,997,224	0.5
10,963,817	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	1,228,098	0.3
100,408		JP Morgan Chase Commercial Mortgage Securities Corp., 4.903%, 10/15/42	101,837	0.0

1,060,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.836%, 06/12/41	1,091,107	0.3
540,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	547,702	0.1
1,366,384		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	1,148,736	0.3
456,776		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	394,093	0.1
1,540,110		JP Morgan Mortgage Trust, 6.500%, 08/25/36	1,381,107	0.3
2,500,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	2,552,215	0.6
190,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	210,671	0.1
7,123,578	#,^	LB-UBS Commercial Mortgage Trust 2004- C1, 1.000%, 01/15/36	210,858	0.1
310,000		LB-UBS Commercial Mortgage Trust 2005- C3, 4.954%, 07/15/40	307,553	0.1
450,000		LB-UBS Commercial Mortgage Trust 2006- C4, 6.081%, 06/15/38	418,899	0.1
29,984,657	#,^	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	598,527	0.1
460,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	456,594	0.1
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.560%, 10/15/36	1,419,918	0.3
1,270,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	993,166	0.2
840,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	791,670	0.2
1,820,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	1,868,712	0.5
4,589,179	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	353,370	0.1
4,509,424	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	466,389	0.1
2,727,127	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	317,837	0.1
160,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	159,961	0.0
170,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	164,570	0.0

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

990,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	1,005,843	0.2
600,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	602,808	0.1
510,000		Morgan Stanley Capital I, 5.073%, 08/13/42	535,293	0.1
530,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	512,419	0.1
510,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	481,164	0.1
698,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	738,801	0.2
2,037,147		Morgan Stanley Mortgage Loan Trust 2005-7, 5.500%, 11/25/35	1,730,866	0.4
580,000	#	Morgan Stanley Reremic Trust, 5.391%, 12/17/43	586,812	0.1
580,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	624,022	0.2
1,039,085		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	904,990	0.2
472,339		RALI Trust, 6.000%, 09/25/35	445,504	0.1
370,000	#	RBSCF Trust, 5.305%, 01/16/49	372,638	0.1
2,500,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	2,539,247	0.6
558,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	560,820	0.1
830,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	864,159	0.2
470,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	473,282	0.1
1,083,393		Structured Asset Securities Corp., 5.500%, 10/25/35	1,094,506	0.3
1,370,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	1,448,369	0.4
446,385		WaMu Mortgage Pass Through Certificates, 5.703%, 10/25/36	351,767	0.1
918,088		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	817,486	0.2
888,314		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	752,759	0.2
1,675,417		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	1,480,764	0.4

3,177,750	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	389,168	0.1
1,005,125		Wells Fargo Mortgage Backed Securities Trust, 5.592%, 04/25/36	961,312	0.2

	Total Collateralized Mortgage Obligations (Cost $73,850,583)		74,088,500	17.8

ASSET-BACKED SECURITIES: 8.4%
		Automobile Asset-Backed Securities: 0.2%
250,000	#	Motor PLC, 1.286%, 02/25/20	250,705	0.0
300,000		SMART Trust/Australia, 1.180%, 02/14/19	296,280	0.1
500,000		SMART Trust, 1.050%, 10/14/18	499,074	0.1
			1,046,059	0.2

		Credit Card Asset-Backed Securities: 0.6%
1,000,000	#	Cards II Trust, 0.643%, 09/15/17	1,003,006	0.3
1,300,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	1,309,580	0.3
			2,312,586	0.6

		Home Equity Asset-Backed Securities: 0.4%
1,593,557		GSAA Trust, 0.253%, 10/25/36	784,406	0.2
1,435,995		GSAA Trust, 0.283%, 12/25/36	728,383	0.2
			1,512,789	0.4

		Other Asset-Backed Securities: 7.2%
732,368	#	Aimco CDO, 0.526%, 10/20/19	718,048	0.2
700,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	699,712	0.2
500,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	484,970	0.1
500,000	#	Apidos CDO II, 1.076%, 12/21/18	473,767	0.1
700,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	701,735	0.2
450,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	440,328	0.1
946,100	#	Ares VR CLO Ltd., 2.174%, 02/24/18	915,608	0.2
484,818	#	ARES X CLO Ltd., 2.273%, 09/18/17	484,368	0.1
835,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	806,036	0.2
750,000	#	Atrium IV, 1.024%, 06/08/19	723,190	0.2
625,000	#	Babson CLO, Inc. 2005-III, 0.675%, 11/10/19	595,237	0.1
405,213	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	403,187	0.1
1,220,908	#	Black Diamond CLO Ltd., 0.622%, 06/20/17	1,207,632	0.3

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 1.776%, 01/21/21	247,360	0.1
624,558	#	Castle Garden Funding, 0.535%, 10/27/20	617,891	0.1
800,000	#	Castle Garden Funding, 6.560%, 10/27/20	856,620	0.2
900,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	855,365	0.2
875,000	#	Clydesdale CLO 2005 Ltd, 0.727%, 12/06/17	856,405	0.2
830,000		CNH Equipment Trust, 0.870%, 11/15/19	815,103	0.2
550,000	#	Eaton Vance CDO IX Ltd., 0.926%, 04/20/19	511,850	0.1
650,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	647,995	0.2
751,694	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	746,858	0.2
1,750,000	#	Emporia Preferred Funding, 0.777%, 10/18/18	1,659,334	0.4
525,000	#	Fraser Sullivan CLO II Ltd., 0.672%, 12/20/20	497,153	0.1
135,019	#	Galaxy CLO Ltd, 0.728%, 04/17/17	134,989	0.0
1,225,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.175%, 05/15/17	1,192,187	0.3
350,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 2.276%, 10/28/19	336,634	0.1
865,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	823,600	0.2
1,550,000	#	Gulf Stream - Sextant CLO Ltd., 0.614%, 08/21/20	1,522,320	0.4
1,275,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	1,255,869	0.3
480,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006- 1 Ltd., 0.997%, 10/12/18	468,263	0.1
354,046	#	Katonah VI Ltd., 2.472%, 09/20/16	354,358	0.1
1,075,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	1,038,395	0.3
869,485	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	854,266	0.2
350,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	349,932	0.1
270,000		Madison Park Funding I Ltd., 5.025%, 05/10/19	270,148	0.1
575,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	574,917	0.1
408,119	#	Mesa West Capital CDO Ltd., 0.453%, 02/25/47	392,815	0.1

625,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	607,856	0.1
500,000	#	Oak Hill Credit Partners IV Ltd, 1.974%, 05/17/21	474,919	0.1
500,000	#	Stanfield Veyron CLO Ltd., 0.677%, 07/15/18	481,664	0.1
800,000	#	Stanfield Veyron CLO Ltd., 0.957%, 07/15/18	759,298	0.2
525,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	504,454	0.1
140,286	#	Whitney CLO Ltd., 0.725%, 03/01/17	140,215	0.0
425,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	424,963	0.1
			29,927,814	7.2

	Total Asset-Backed Securities (Cost $34,555,980)		34,799,248	8.4

U.S. TREASURY OBLIGATIONS: 19.4%
		Treasury Inflation Indexed Protected Securities: 1.8%
7,621,105		0.125%, due 01/15/22	7,463,622	1.8

		U.S. Treasury Bonds: 2.7%
4,366,000		1.750%, due 05/15/23	4,086,646	1.0
2,720,000		2.000%, due 02/15/22	2,659,012	0.6
4,736,000		3.125%, due 02/15/43	4,427,421	1.1
			11,173,079	2.7

		U.S. Treasury Notes: 14.9%
2,367,000		0.250%, due 05/31/15	2,362,701	0.6
12,563,000		0.375%, due 06/30/15	12,566,430	3.0
14,533,000		0.500%, due 06/15/16	14,469,985	3.5
162,000		1.000%, due 05/31/18	159,165	0.0
10,000		1.125%, due 04/30/20	9,504	0.0
28,428,000		1.375%, due 06/30/18	28,402,472	6.8
1,609,000		1.375%, due 05/31/20	1,551,868	0.4
2,553,000		1.875%, due 06/30/20	2,542,129	0.6
			62,064,254	14.9

	Total U.S. Treasury Obligations (Cost $81,243,336)		80,700,955	19.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.0%
		Federal Home Loan Mortgage Corporation: 11.0%##
26,223,000	W	3.500%, due 01/15/42	26,493,425	6.4
4,761,177		3.500%, due 08/01/42	4,830,819	1.1
8,466,521	^	4.500%, due 12/15/40	1,642,568	0.4
11,082,588	^	5.500%, due 12/15/18	881,291	0.2
7,456,699		6.500%, due 03/15/42	8,647,447	2.1
5,680,550	^	23.861%, due 01/15/36	3,229,795	0.8
			45,725,345	11.0

		Federal National Mortgage Association: 19.1%##
6,700,000	W	2.500%, due 05/25/27	6,726,172	1.6
2,795,000	W	3.000%, due 05/25/27	2,869,679	0.7
31,301,000	W	3.000%, due 05/25/42	30,420,658	7.3
5,710,653		3.500%, due 08/01/42	5,806,681	1.4
1,897,914		3.500%, due 08/01/42	1,929,828	0.5

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

2,757,000	W	4.000%, due 02/25/39	2,872,988	0.7
1,043,674		4.000%, due 08/01/42	1,088,021	0.3
3,106,993		4.000%, due 08/01/42	3,248,752	0.8
1,706,592		4.000%, due 08/01/42	1,784,457	0.4
3,159,000	W	4.500%, due 08/01/39	3,337,681	0.8
1,860,655		5.000%, due 02/01/35	2,013,178	0.5
11,275,968		5.000%, due 12/01/36	12,140,316	2.9
11,749,964	^	5.000%, due 04/25/42	2,609,002	0.6
2,221,430		6.000%, due 01/01/38	2,469,497	0.6
			79,316,910	19.1

		Government National Mortgage Association: 1.9%
2,244,456		4.000%, due 10/20/42	2,361,507	0.6
2,000,000		4.500%, due 05/20/39	2,208,292	0.5
7,648,035	^	4.500%, due 05/20/40	1,100,764	0.3
11,190,392	^	5.000%, due 03/20/40	2,084,501	0.5
			7,755,064	1.9

	Total U.S. Government Agency Obligations (Cost $133,439,620)		132,797,319	32.0

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.7%
		Financials: 0.7%
10,875	@	Aspen Insurance Holdings Ltd.	277,313	0.1
21,000	@,P	The Bank of New York Mellon Corp.	497,070	0.1
27,655	@,P	Discover Financial Services	694,140	0.2
40,000	@,P	Goldman Sachs Group, Inc./The	965,600	0.2
24,000	@,P	US Bancorp	562,800	0.1

	Total Preferred Stock (Cost $3,088,250)		2,996,923	0.7

INVESTMENT COMPANIES: 12.2%
		Affiliated Investment Companies: 12.2%
848,148		ING Emerging Markets Corporate Debt Fund - Class P	8,260,961	2.0
2,075,512		ING Emerging Markets Hard Currency Sovereign Debt Fund - Class P	19,468,301	4.7
1,097,561		ING Emerging Markets Local Currency Debt Fund - Class P	10,075,610	2.4
128,485		ING High Yield Bond Fund - Class P	1,040,727	0.3
1,119,048		ING Investment Grade Credit Fund - Class P	11,593,333	2.8

	Total Investment Companies (Cost $53,217,379)		50,438,932	12.2

	Total Long-Term Investments (Cost $488,315,242)		480,732,579	115.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Commercial Paper: 1.8%
700,000	American Electric, 0.250%, 07/11/13	699,947	0.2
2,800,000	Dominion Resources Inc., 0.280%, 07/24/13	2,799,477	0.7
4,000,000	Kinder Morgan, 0.300%, 07/24/13	3,999,200	0.9
		7,498,624	1.8

		Securities Lending Collateralcc(1): 0.5%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%- 5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	1,000,000	0.3
921,748	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $921,759, collateralized by various U.S. Government Agency Obligations, 2.000%- 9.500%, Market Value plus accrued interest $940,183, due 04/01/14-01/01/52)	921,748	0.2
		1,921,748	0.5

	Total Short-Term Investments (Cost $9,420,372)	9,420,372	2.3

	Total Investments in Securities (Cost $497,735,614)	$490,152,951	118.1
	Liabilities in Excess of Other Assets	(75,074,360)	(18.1)

	Net Assets	$415,078,591	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $498,150,308.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,459,223
Gross Unrealized Depreciation	(11,456,580)

Net Unrealized Depreciation	$(7,997,357)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Preferred Stock	$2,996,923	$–	$–	$2,996,923
Corporate Bonds/Notes	–	102,770,702	2,140,000	104,910,702
Collateralized Mortgage Obligations	–	72,966,743	1,121,757	74,088,500
Short-Term Investments	–	9,420,372	–	9,420,372
U.S. Treasury Obligations	–	80,700,955	–	80,700,955
Investment Companies	50,438,932	–	–	50,438,932
U.S. Government Agency Obligations	–	132,797,319	–	132,797,319
Asset-Backed Securities	–	34,406,433	392,815	34,799,248

Total Investments, at fair value	$53,435,855	$433,062,524	$3,654,572	$490,152,951

Other Financial Instruments+
Futures	655,513	–	–	655,513
Forward Foreign Currency Contracts	–	749,162	–	749,162

Total Assets	$54,091,368	$433,811,686	$3,654,572	$491,557,626

Liabilities Table
Other Financial Instruments+
Futures	$(35,460)	$–	$–	$(35,460)
Forward Foreign Currency Contracts	–	(563,330)	–	(563,330)

Total Liabilities	$(35,460)	$(563,330)	$–	$(598,790)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Brazilian Real	3,372,670	Buy	07/12/13	$1,642,001	$1,507,973	$(134,028)
Citigroup, Inc.	Indonesian Rupiah	11,172,384,748	Buy	08/23/13	1,068,923	1,118,724	49,801
Citigroup, Inc.	Singapore Dollar	340,250	Buy	08/23/13	272,814	268,465	(4,349)
Citigroup, Inc.	Czech Koruna	4,186,059	Buy	08/23/13	211,535	209,509	(2,026)
Citigroup, Inc.	EU Euro	395,812	Buy	07/12/13	520,037	515,228	(4,809)
Deutsche Bank AG	Chinese Offshore Yuan	2,526,686	Buy	01/14/14	405,262	405,967	705
Deutsche Bank AG	Chinese Yuan	6,954,096	Buy	08/09/13	1,104,000	1,129,163	25,163
Deutsche Bank AG	Chinese Yuan	6,152,169	Buy	08/09/13	977,000	998,951	21,951
Deutsche Bank AG	Colombian Peso	1,094,368,372	Buy	07/12/13	591,001	568,869	(22,132)
Deutsche Bank AG	EU Euro	178,087	Buy	07/12/13	234,519	231,816	(2,703)
Deutsche Bank AG	Chinese Yuan	1,573,739	Buy	08/09/13	254,001	255,534	1,533
Deutsche Bank AG	Philippine Peso	103,570,741	Buy	07/12/13	2,541,613	2,397,128	(144,485)
Deutsche Bank AG	Colombian Peso	1,919,933,000	Buy	07/12/13	1,046,000	998,010	(47,990)
Deutsche Bank AG	Chinese Offshore Yuan	825,467	Buy	01/14/14	133,001	132,629	(372)
HSBC	Chinese Offshore Yuan	7,247,847	Buy	01/14/14	1,151,000	1,164,525	13,525
HSBC	Philippine Peso	9,322,383	Buy	07/12/13	226,001	215,765	(10,236)
HSBC	Polish Zloty	1,938,892	Buy	08/23/13	589,000	581,562	(7,438)
JPMorgan Chase & Co.	Chilean Peso	125,503,868	Buy	07/12/13	257,001	246,581	(10,420)
JPMorgan Chase & Co.	EU Euro	38,075	Buy	07/12/13	49,001	49,563	562

							$(277,748)

Barclays Bank PLC	Turkish Lira	1,872,162	Sell	08/23/13	$976,678	$962,531	$14,147
Barclays Bank PLC	Thai Baht	24,145,241	Sell	08/23/13	775,128	776,283	(1,155)
Barclays Bank PLC	Indian Rupee	16,553,862	Sell	08/23/13	288,811	275,938	12,873
Barclays Bank PLC	Romanian New Leu	111,927	Sell	08/23/13	32,512	32,437	75
Citigroup, Inc.	Polish Zloty	4,237,442	Sell	08/23/13	1,293,409	1,271,002	22,407
Citigroup, Inc.	EU Euro	178,087	Sell	07/12/13	232,456	231,816	640
Citigroup, Inc.	EU Euro	474,925	Sell	07/12/13	620,000	618,209	1,791
Citigroup, Inc.	Philippine Peso	32,251,750	Sell	07/12/13	790,000	746,462	43,538
Citigroup, Inc.	Colombian Peso	2,608,500,000	Sell	07/12/13	1,410,000	1,355,937	54,063
Deutsche Bank AG	South African Rand	8,854,677	Sell	08/23/13	866,492	888,796	(22,304)
Deutsche Bank AG	Malaysian Ringgit	3,394,857	Sell	08/23/13	1,076,741	1,070,677	6,064
Deutsche Bank AG	Peruvian Nuevo Sol	1,227,858	Sell	08/23/13	443,751	439,300	4,451
Deutsche Bank AG	South Korean Won	182,193,790	Sell	08/23/13	162,152	159,111	3,041
Deutsche Bank AG	Mexican Peso	12,960,956	Sell	08/23/13	1,005,505	995,455	10,050
Deutsche Bank AG	Brazilian Real	6,072,126	Sell	07/12/13	2,975,074	2,714,941	260,133
Deutsche Bank AG	Hungarian Forint	163,460,506	Sell	09/20/13	716,033	715,574	459
Deutsche Bank AG	Philippine Peso	50,296,400	Sell	07/12/13	1,232,000	1,164,102	67,898
Deutsche Bank AG	Philippine Peso	35,966,400	Sell	07/12/13	885,000	832,437	52,563
Deutsche Bank AG	Colombian Peso	1,518,293,540	Sell	07/12/13	835,517	789,232	46,285
Deutsche Bank AG	Chinese Yuan	19,800,000	Sell	08/09/13	3,149,606	3,215,002	(65,396)
Deutsche Bank AG	Chinese Offshore Yuan	10,600,000	Sell	01/14/14	1,681,606	1,703,121	(21,515)
Goldman Sachs & Co.	Chilean Peso	125,002,012	Sell	07/12/13	262,747	245,595	17,152
JPMorgan Chase & Co.	Indonesian Rupiah	11,172,384,748	Sell	08/23/13	1,071,486	1,118,724	(47,238)
JPMorgan Chase & Co.	Indonesian Rupiah	11,172,384,748	Sell	08/23/13	1,103,991	1,118,725	(14,734)
JPMorgan Chase & Co.	Russian Ruble	38,930,553	Sell	08/23/13	1,191,758	1,173,466	18,292

							$463,580

ING Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
U.S. Treasury 2-Year Note	176	09/30/13	$38,720,000	$(33,479)
U.S. Treasury 5-Year Note	27	09/30/13	3,268,266	(1,981)
U.S. Treasury Long Bond	2	09/19/13	271,688	182

			$42,259,954	$(35,278)

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Short Contracts
U.S. Treasury 10-Year Note	(202)	09/19/13	(25,565,625)	566,775
U.S. Treasury Ultra Long Bond	(15)	09/19/13	(2,209,688)	88,556

			$(27,775,313)	$655,331

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 8.0%
3,627,519		Dexus Property Group	3,537,567	1.2
1,029,900		Federation Centres Ltd	2,232,130	0.7
850,484		Goodman Group	3,781,243	1.2
171,328		GPT Group	601,590	0.2
338,225		Investa Office Fund	898,636	0.3
2,163,311		Mirvac Group	3,167,094	1.0
88,055		Stockland	280,180	0.1
523,845		Westfield Group	5,486,580	1.8
1,592,652		Westfield Retail Trust	4,504,179	1.5
			24,489,199	8.0

		Brazil: 0.1%
19,000		Sonae Sierra Brasil SA	204,361	0.1

		Canada: 1.1%
27,700		Boardwalk Real Estate Investment Trust	1,535,260	0.5
19,300		Calloway Real Estate Investment Trust	471,810	0.1
58,400		RioCan Real Estate Investment Trust	1,403,222	0.5
			3,410,292	1.1

		China: 0.3%
320,700		China Overseas Land & Investment Ltd.	834,927	0.3

		France: 4.9%
12,552		Fonciere Des Regions	940,771	0.3
10,321		ICADE	851,351	0.3
86,083		Klepierre	3,392,461	1.1
14,160	L	Mercialys	273,555	0.1
8,070	L	Societe Immobiliere de Location pour l’Industrie et le Commerce	833,861	0.2
37,654		Unibail-Rodamco SE	8,769,767	2.9
			15,061,766	4.9

		Germany: 0.8%
17,300	L	GSW Immobilien AG	668,512	0.2
31,700	@	LEG Immobilien AG	1,650,483	0.6
			2,318,995	0.8

		Hong Kong: 8.1%
267,959		Cheung Kong Holdings Ltd.	3,613,274	1.2
169,694		Hang Lung Properties Ltd.	587,791	0.2
553,513		Hongkong Land Holdings Ltd.	3,789,876	1.2
226,500		Kerry Properties Ltd.	882,997	0.3
839,600		Link Real Estate Investment Trust	4,120,487	1.3
1,455,657		Sino Land Co.	2,035,261	0.7
329,200		Sun Hung Kai Properties Ltd.	4,227,601	1.4
680,000		Swire Properties Ltd.	2,001,957	0.7
413,392		Wharf Holdings Ltd.	3,450,342	1.1
			24,709,586	8.1

		Japan: 17.3%
285		Advance Residence Investment Corp.	617,876	0.2
28,717		Daito Trust Construction Co., Ltd.	2,705,708	0.9
116,600		Daiwa House Industry Co., Ltd.	2,171,912	0.7
463		Japan Real Estate Investment Corp.	5,172,062	1.7
1,858		Japan Retail Fund Investment Corp.	3,881,634	1.3
235		Kenedix Realty Investment Corp.	935,481	0.3
486,819		Mitsubishi Estate Co., Ltd.	12,961,010	4.2
370,982		Mitsui Fudosan Co., Ltd.	10,906,889	3.6
5		Nippon Accommodations Fund, Inc.	32,670	0.0
192	L	Nippon Building Fund, Inc.	2,223,649	0.7
66	@	Nippon Prologis REIT, Inc.	572,699	0.2
126,900		Hulic Co. Ltd.	1,361,430	0.4
141,900		Sumitomo Realty & Development Co., Ltd.	5,655,296	1.9
248,400		Tokyo Tatemono Co., Ltd.	2,066,950	0.7
1,248		United Urban Investment Corp.	1,684,808	0.5
			52,950,074	17.3

		Netherlands: 0.3%
23,337		Eurocommercial Properties NV	856,615	0.3

		Singapore: 5.0%
442,000		Ascendas Real Estate Investment Trust	774,598	0.2
2,648,000	L	CapitaCommercial Trust	3,054,745	1.0
1,369,380		CapitaLand Ltd.	3,308,397	1.1
1,432,179		CapitaMall Trust	2,247,396	0.7
214,500		Frasers Centrepoint Trust	316,156	0.1
1,715,500		Global Logistic Properties Ltd.	3,710,746	1.2
191,000		Keppel Land Ltd.	502,261	0.2
2,026,000	@,L	Mapletree Greater China Commercial Trust	1,505,821	0.5
			15,420,120	5.0

		Sweden: 0.8%
106,983		Castellum AB	1,450,523	0.5
73,817		Hufvudstaden AB	883,025	0.3
			2,333,548	0.8

		Switzerland: 0.4%
13,762		PSP Swiss Property AG	1,191,818	0.4

		United Kingdom: 5.2%
177,917		British Land Co. PLC	1,532,691	0.5
63,110		Derwent Valley Holdings PLC	2,205,989	0.7

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

318,290		Great Portland Estates PLC	2,568,797	0.8
328,717		Hammerson PLC	2,437,345	0.8
448,455		Land Securities Group PLC	6,023,118	2.0
346,800		Safestore Holdings Ltd.	655,379	0.2
141,300		Segro PLC	599,438	0.2
			16,022,757	5.2

		United States: 46.4%
32,625		AvalonBay Communities, Inc.	4,401,439	1.5
107,400		BioMed Realty Trust, Inc.	2,172,702	0.7
57,900		Boston Properties, Inc.	6,106,713	2.0
66,900		Brandywine Realty Trust	904,488	0.3
57,900		BRE Properties, Inc.	2,896,158	1.0
46,600		Campus Crest Communities, Inc.	537,764	0.2
26,900		CBL & Associates Properties, Inc.	576,198	0.2
43,400		CommonWealth REIT	1,003,408	0.3
188,400		DDR Corp.	3,136,860	1.0
107,200		Douglas Emmett, Inc.	2,674,640	0.9
217,500		Duke Realty Corp.	3,390,825	1.1
111,700		Equity Residential	6,485,302	2.1
8,500		Essex Property Trust, Inc.	1,350,820	0.5
8,800		Federal Realty Investment Trust	912,384	0.3
296,582		General Growth Properties, Inc.	5,893,084	1.9
93,600		HCP, Inc.	4,253,184	1.4
87,200		Health Care Real Estate Investment Trust, Inc.	5,845,016	1.9
21,700		Healthcare Realty Trust, Inc.	553,350	0.2
59,700		Healthcare Trust of America, Inc.	670,431	0.2
52,300		Highwoods Properties, Inc.	1,862,403	0.6
474,121		Host Hotels & Resorts, Inc.	7,998,421	2.6
76,400		Kilroy Realty Corp.	4,049,964	1.3
215,200		Kimco Realty Corp.	4,611,736	1.5
105,700		Lexington Realty Trust	1,234,576	0.4
103,100		Liberty Property Trust	3,810,576	1.3
90,865		Macerich Co.	5,540,039	1.8
37,600		Pebblebrook Hotel Trust	971,960	0.3
62,000		Post Properties, Inc.	3,068,380	1.0
179,727		ProLogis, Inc.	6,779,303	2.2
29,294		Public Storage, Inc.	4,491,649	1.5
40,200		Ramco-Gershenson Properties	624,306	0.2
83,400		Senior Housing Properties Trust	2,162,562	0.7
77,251		Simon Property Group, Inc.	12,199,478	4.0
67,100		SL Green Realty Corp.	5,917,549	2.0
25,100		Starwood Hotels & Resorts Worldwide, Inc.	1,586,069	0.5
103,500	@	Strategic Hotel Capital, Inc.	917,010	0.3

102,200	@	Sunstone Hotel Investors, Inc.	1,234,576	0.4
26,640		Tanger Factory Outlet Centers, Inc.	891,375	0.3
37,900		Taubman Centers, Inc.	2,848,185	0.9
188,475		UDR, Inc.	4,804,228	1.6
57,170		Ventas, Inc.	3,971,028	1.3
52,331		Vornado Realty Trust	4,335,623	1.4
65,100		Weyerhaeuser Co.	1,854,699	0.6
			141,530,461	46.4

	Total Common Stock (Cost $202,630,762)		301,334,519	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Securities Lending Collateralcc(1): 1.6%
1,131,443		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $1,131,454, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,154,076, due 07/03/13-05/15/37)	1,131,443	0.3
238,195		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $238,198, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $242,959, due 07/05/13-08/15/21)	238,195	0.1
1,131,443		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,131,457, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $1,154,096, due 05/01/15-01/01/47)	1,131,443	0.4

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,131,443	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,131,457, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $1,154,072, due 06/01/18-04/01/43)	1,131,443	0.4
1,131,443	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,131,458, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $1,154,072, due 12/04/13-08/27/32)	1,131,443	0.4
		4,763,967	1.6

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.5%
1,635,582	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,635,582)	1,635,582	0.5

	Total Short-Term Investments (Cost $6,399,549)	6,399,549	2.1

	Total Investments in Securities (Cost $209,030,311)	$307,734,068	100.8
	Liabilities in Excess of Other Assets	(2,570,759)	(0.8)

	Net Assets	$305,163,309	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $243,647,929.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$86,255,430
Gross Unrealized Depreciation	(22,169,291)

Net Unrealized Appreciation	$64,086,139

REIT Diversification	Percentage of Net Assets
Retail REITs	25.3%
Diversified Real Estate Activities	16.1
Office REITs	13.5
Diversified REITs	11.1
Residential REITs	8.6
Specialized REITs	8.1
Real Estate Operating Companies	5.4
Industrial REITs	4.0
Hotels, Resorts & Cruise Lines	3.8
Real Estate Development	2.8
Assets in Excess of Other Liabilities*	1.3

Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements^ The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$24,489,199	$–	$24,489,199
Brazil	204,361	–	–	204,361
Canada	3,410,292	–	–	3,410,292
China	–	834,927	–	834,927
France	–	15,061,766	–	15,061,766
Germany	1,650,483	668,512	–	2,318,995
Hong Kong	–	24,709,586	–	24,709,586
Japan	–	52,950,074	–	52,950,074
Netherlands	856,615	–	–	856,615
Singapore	–	15,420,120	–	15,420,120
Sweden	–	2,333,548	–	2,333,548
Switzerland	1,191,818	–	–	1,191,818
United Kingdom	655,379	15,367,378	–	16,022,757
United States	141,530,461	–	–	141,530,461

Total Common Stock	149,499,409	151,835,110	–	301,334,519

Short-Term Investments	1,635,582	4,763,967	–	6,399,549

Total Investments, at fair value	$151,134,991	$156,599,077	$–	$307,734,068

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 21.0%
11,045		Aaron’s, Inc.	309,370	0.0
31,500		Adidas AG	3,405,095	0.3
57,815	@	AFC Enterprises	2,077,871	0.2
102,811	@	American Public Education, Inc.	3,820,457	0.4
158,800		Arnest One Corp.	3,112,248	0.3
55,225	@	Asbury Automotive Group, Inc.	2,214,522	0.2
26,493	@	Ascena Retail Group, Inc.	462,303	0.0
8,956	@	Bally Technologies, Inc.	505,297	0.1
57,262	@	Bloomin’ Brands, Inc.	1,424,679	0.1
84,962	@	Bravo Brio Restaurant Group, Inc.	1,514,023	0.1
118,952		Brinker International, Inc.	4,690,277	0.4
12,460	@	Cabela’s, Inc.	806,910	0.1
172,830		Cheesecake Factory	7,239,849	0.7
78,637		Cinemark Holdings, Inc.	2,195,545	0.2
43,161		Comcast Corp. – Class A	1,807,583	0.2
82,600	@	CROCS, Inc.	1,362,900	0.1
199,253	@	CST Brands, Inc.	6,138,985	0.6
173,977	@	Delphi Automotive PLC	8,818,894	0.8
11,242		DeVry, Inc.	348,727	0.0
32,000		Dick’s Sporting Goods, Inc.	1,601,920	0.1
130,190	@	Discovery Communications, Inc. - Class A	10,051,970	0.9
37,128		Dorman Products, Inc.	1,694,151	0.2
13,744	@	Fiesta Restaurant Group, Inc.	472,656	0.0
30,418		Foot Locker, Inc.	1,068,584	0.1
70,850		Gentex Corp.	1,633,092	0.2
120,572	@	G-III Apparel Group Ltd.	5,801,925	0.5
33,612		GNC Holdings, Inc.	1,485,986	0.1
279,517	@	Grand Canyon Education, Inc.	9,008,833	0.8
2,344		Group 1 Automotive, Inc.	150,789	0.0
48,385		Guess ?, Inc.	1,501,387	0.1
394,031		H&R Block, Inc.	10,934,360	1.0
85,062		Harley-Davidson, Inc.	4,663,099	0.4
76,919		Harman International Industries, Inc.	4,169,010	0.4
1,076,500	@	Haseko Corp.	1,311,477	0.1
234,118		HSN, Inc.	12,576,819	1.1
50,847		Interval Leisure Group, Inc.	1,012,872	0.1
199,945	@	Jarden Corp.	8,747,594	0.8
206,983		Johnson Controls, Inc.	7,407,922	0.7
11,781	@	Jubilant Foodworks Ltd.	206,528	0.0
62,140		KT Skylife Co. Ltd.	2,039,298	0.2
152,989		Lithia Motors, Inc.	8,155,844	0.7

14,905	@	LKQ Corp.	383,804	0.0
32,300		Macy’s, Inc.	1,550,400	0.1
42,475		Men’s Wearhouse, Inc.	1,607,679	0.1
438,112	@	New Focus Auto Tech Holdings Ltd.	28,808	0.0
1,000	@	Noodles & Co.	36,750	0.0
314,018	@	Office Depot, Inc.	1,215,250	0.1
20,461	L	Paddy Power PLC	1,755,641	0.2
3,509		Page Industries Ltd.	241,898	0.0
308	@	Panera Bread Co.	57,269	0.0
61,189	@	Papa John’s International, Inc.	3,999,925	0.4
6,376		Penske Auto Group, Inc.	194,723	0.0
10,805		Petsmart, Inc.	723,827	0.1
12,881		Polaris Industries, Inc.	1,223,695	0.1
25,820		PVH Corp.	3,228,791	0.3
50,991		Rent-A-Center, Inc.	1,914,712	0.2
14,412		Ross Stores, Inc.	934,042	0.1
143,186		Ruth’s Hospitality Group, Inc.	1,728,255	0.2
166,105		Service Corp. International	2,994,873	0.3
87,104	@	Signet Jewelers Ltd.	5,873,423	0.5
10,085		Sinclair Broadcast Group, Inc.	296,297	0.0
209,504		Sonic Automotive, Inc.	4,428,915	0.4
151,198		Standard Motor Products, Inc.	5,192,139	0.5
131,700		Staples, Inc.	2,088,762	0.2
219,716	@	Tenneco, Inc.	9,948,740	0.9
137,652		Texas Roadhouse, Inc.	3,444,053	0.3
207,567		Time Warner, Inc.	12,001,524	1.1
58,896		TJX Cos., Inc.	2,948,334	0.3
16,500	@	TripAdvisor, Inc.	1,004,355	0.1
15,000		Tsutsumi Jewelry Co., Ltd.	344,282	0.0
80,795		Universal Technical Institute, Inc.	834,612	0.1
69,757		Whirlpool Corp.	7,977,410	0.7
41,426	@	Winnebago Industries	869,532	0.1
52,707		Wyndham Worldwide Corp.	3,016,422	0.3
			232,040,793	21.0

		Consumer Staples: 4.9%
500,995		Archer-Daniels- Midland Co.	16,988,740	1.5
30,487		Britannia Industries Ltd.	345,931	0.0
80,450		ConAgra Foods, Inc.	2,810,119	0.3
55,499		Dr Pepper Snapple Group, Inc.	2,549,069	0.2
44,739		Energizer Holdings, Inc.	4,496,717	0.4
59,460		Ingredion, Inc.	3,901,765	0.4
93,636	@	Jyothy Laboratories Ltd.	282,708	0.0
453,921		Kroger Co.	15,678,431	1.4
8,930		Lancaster Colony Corp.	696,451	0.1
19,135	@	Post Holdings, Inc.	835,434	0.1
23,548		Spectrum Brands Holdings, Inc.	1,339,175	0.1
143,100	@	SunOpta, Inc.	1,085,802	0.1

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

2,201,000	L	Want Want China Holdings Ltd.	3,085,016	0.3
			54,095,358	4.9

		Energy: 3.9%
14,216		Apache Corp.	1,191,727	0.1
64,548		Canadian Natural Resources Ltd.	1,819,766	0.2
7,733	@	Continental Resources, Inc.	665,502	0.1
138,660	@	Denbury Resources, Inc.	2,401,591	0.2
64,258	@	Dresser-Rand Group, Inc.	3,854,195	0.3
42,649	@	Energy XXI Bermuda Ltd.	945,955	0.1
84,900	@	Ensco PLC	4,934,388	0.4
100,856		Marathon Oil Corp.	3,487,600	0.3
47,463		Marathon Petroleum Corp.	3,372,721	0.3
140,266	@	McDermott International, Inc.	1,147,376	0.1
94,580	@	Noble Corp.	3,554,316	0.3
70,252	@	Oasis Petroleum, Inc.	2,730,695	0.2
32,700		Oceaneering International, Inc.	2,360,940	0.2
20,948	@	Oil States International, Inc.	1,940,623	0.2
24,169		Phillips 66	1,423,796	0.1
65,463	@	Rosetta Resources, Inc.	2,783,487	0.3
64,687	@	Tetra Technologies, Inc.	663,689	0.1
16,970	@	Unit Corp.	722,582	0.1
24,380		Valero Energy Corp.	847,693	0.1
46,697	@	Whiting Petroleum Corp.	2,152,265	0.2
			43,000,907	3.9

		Financials: 16.3%
50,520		Acom Co., Ltd.	1,607,175	0.1
17,753	@	Affiliated Managers Group, Inc.	2,910,427	0.3
262,785	L	AllianceBernstein Holding LP	5,471,184	0.5
10,832	@,L	Altisource Asset Management Corp.	2,924,640	0.3
52,010	@	Altisource Portfolio Solutions SA	4,893,101	0.4
36,108	@	Altisource Residential Corp.	602,643	0.1
40,452		American Express Co.	3,024,192	0.3
17,000		Ameriprise Financial, Inc.	1,374,960	0.1
114,365	@	Assured Guaranty Ltd.	2,522,892	0.2
38,371		BB&T Corp.	1,300,010	0.1
37,698		Blackrock, Inc.	9,682,731	0.9
295,814		Blackstone Group LP	6,229,843	0.6
24,928		City National Corp.	1,579,687	0.1
116,013		Comerica, Inc.	4,620,798	0.4
93,283		Commerce Bancshares, Inc.	4,063,408	0.4
69,966		Coresite Realty Corp.	2,225,618	0.2
15,363		Corrections Corp. of America	520,345	0.0
32,815	@	Credit Acceptance Corp.	3,447,216	0.3
51,100		Credit Saison Co., Ltd.	1,283,993	0.1

18,394		CRISIL Ltd.	342,465	0.0
17,855		Cullen/Frost Bankers, Inc.	1,192,178	0.1
14,944		Discover Financial Services	711,932	0.1
66,300	@	E*Trade Financial Corp.	839,358	0.1
51,720		East-West Bancorp., Inc.	1,422,300	0.1
174,054		Equifax, Inc.	10,257,002	0.9
11,153	@	First Cash Financial Services, Inc.	548,839	0.0
84,243		First Commonwealth Financial Corp.	620,871	0.1
466,338		First Niagara Financial Group, Inc.	4,696,024	0.4
36,417		Hanover Insurance Group, Inc.	1,781,884	0.2
87,200		Hitachi Capital Corp.	1,723,233	0.2
1,044,362		Huntington Bancshares, Inc.	8,229,573	0.7
19,302		IBERIABANK Corp.	1,034,780	0.1
300,502	@	Invesco Ltd.	9,555,964	0.9
75,300		Janus Capital Group, Inc.	640,803	0.1
69,092		Jones Lang LaSalle, Inc.	6,297,045	0.6
91,664		Kite Realty Group Trust	552,734	0.0
24,965		Lincoln National Corp.	910,474	0.1
131,800		Marusan Securities Co., Ltd.	805,604	0.1
4,792		Monex Beans Holdings, Inc.	1,730,359	0.2
25,132		Nasdaq Stock Market, Inc.	824,078	0.1
130,380	@,L	Nationstar Mortgage Holdings, Inc.	4,881,427	0.4
33,406	@	Ocwen Financial Corp.	1,376,995	0.1
367,420		Old Republic International Corp.	4,728,695	0.4
148,700		ORIX Corp.	2,029,267	0.2
34,083	@	Portfolio Recovery Associates, Inc.	5,236,171	0.5
199,335		PrivateBancorp, Inc.	4,227,895	0.4
87,228		Protective Life Corp.	3,350,427	0.3
39,368		Reinsurance Group of America, Inc.	2,720,722	0.2
8,077		SCBT Financial Corp.	407,000	0.0
340,190		SEI Investments Co.	9,671,602	0.9
2,012,000		Shinsei Bank Ltd.	4,568,948	0.4
241,562		SLM Corp.	5,522,107	0.5
101,015		SunTrust Bank	3,189,044	0.3
376,083		Synovus Financial Corp.	1,098,162	0.1
10,100	@	Virtus Investment Partners	1,780,327	0.2
30,123		Visa, Inc.	5,504,978	0.5
36,854		Waddell & Reed Financial, Inc.	1,603,149	0.1
33,541	@	Walter Investment Management Corp.	1,134,021	0.1
258,000		Wharf Holdings Ltd.	2,153,376	0.2
			180,186,676	16.3

		Health Care: 9.0%
44,600	@	Actavis, Inc.	5,629,412	0.5

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

29,200		Amgen, Inc.	2,880,872	0.3
242,506	@	AMN Healthcare Services, Inc.	3,472,686	0.3
4,600	@	Biogen Idec, Inc.	989,920	0.1
981,215	@	Boston Scientific Corp.	9,095,863	0.8
158,709	@	Bruker BioSciences Corp.	2,563,150	0.2
36,206	@	Cambrex Corp.	505,798	0.0
17,055	@	Celgene Corp.	1,993,900	0.2
116,206		Community Health Systems, Inc.	5,447,737	0.5
101	@	Genomic Health, Inc.	3,203	0.0
59,969	@	Greatbatch, Inc.	1,966,384	0.2
114,110		HCA Holdings, Inc.	4,114,807	0.4
251,132	@	Health Management Associates, Inc.	3,947,795	0.4
29,000	@	Health Net, Inc.	922,780	0.1
65,100	@	Healthways, Inc.	1,131,438	0.1
54,766		Hill-Rom Holdings, Inc.	1,844,519	0.2
12,601	@	Hologic, Inc.	243,199	0.0
41,500	@	Hospira, Inc.	1,589,865	0.1
1,914		Humana, Inc.	161,503	0.0
48,101	@	InterMune, Inc.	462,732	0.0
30,768	@	Jazz Pharmaceuticals PLC	2,114,685	0.2
42,700		Miraca Holdings, Inc.	1,962,190	0.2
32,397		Omnicare, Inc.	1,545,661	0.1
12,530	@	PharMerica Corp.	173,666	0.0
9,250	@	Puma Biotechnology, Inc.	410,422	0.0
3,970	@	Regeneron Pharmaceuticals, Inc.	892,774	0.1
36,447		St. Jude Medical, Inc.	1,663,077	0.2
96,861		Stryker Corp.	6,264,969	0.6
45,030	@	SurModics, Inc.	901,050	0.1
4,700	@	Team Health Holdings, Inc.	193,029	0.0
68,213	@	Tenet Healthcare Corp.	3,144,619	0.3
79,857		Thermo Fisher Scientific, Inc.	6,758,298	0.6
134,878		Trinity Biotech PLC ADR	2,272,694	0.2
143,950	@	United Therapeutics Corp.	9,474,789	0.9
52,441	@	Valeant Pharmaceuticals International, Inc.	4,521,584	0.4
95,289	@	VCA Antech, Inc.	2,486,090	0.2
65,100	@	Vertex Pharmaceuticals, Inc.	5,199,537	0.5
			98,946,697	9.0

		Industrials: 15.6%
61,603		AGCO Corp.	3,091,855	0.3
57,421	@	Alaska Air Group, Inc.	2,985,892	0.3
24,455		Ametek, Inc.	1,034,446	0.1
42,200	@	BE Aerospace, Inc.	2,661,976	0.2
91,826	@	CAI International, Inc.	2,164,339	0.2
108,878		Carlisle Cos., Inc.	6,784,188	0.6
200,898		Con-way, Inc.	7,826,986	0.7
47,613	@	Copa Holdings S.A.	6,243,017	0.6
34,894	@	Copart, Inc.	1,074,735	0.1
54,003		Corporate Executive Board Co.	3,414,070	0.3
58,100		Crane Co.	3,481,352	0.3
174,305		Delta Airlines, Inc.	3,261,247	0.3

83,953		Dun & Bradstreet Corp.	8,181,220	0.7
59,522	@	Dycom Industries, Inc.	1,377,339	0.1
7,951		Edenred	243,456	0.0
17,445		EnerSys	855,503	0.1
43,149	@	Esterline Technologies Corp.	3,119,241	0.3
6,162		Extra Space Storage, Inc.	258,373	0.0
118,990		Fluor Corp.	7,057,297	0.6
13,999		Forward Air Corp.	535,882	0.0
141,313	@	Foster Wheeler AG	3,067,905	0.3
30,589		G&K Services, Inc.	1,456,036	0.1
166,454		Generac Holdings, Inc.	6,160,462	0.6
19,058	@	Gibraltar Industries, Inc.	277,484	0.0
80,744		Harsco Corp.	1,872,453	0.2
344,222	@	Hertz Global Holdings, Inc.	8,536,706	0.8
51,700	@	Hexcel Corp.	1,760,385	0.2
39,574	@	HUB Group, Inc.	1,441,285	0.1
16,246		IDEX Corp.	874,197	0.1
185,620	@	Ingersoll-Rand PLC - Class A	10,305,622	0.9
28,836		Insperity, Inc.	873,731	0.1
5,966		Joy Global, Inc.	289,530	0.0
114,386		Kelly Services, Inc.	1,998,323	0.2
27,400		Kitz Corp.	136,306	0.0
202,245		Manpower, Inc.	11,083,026	1.0
389,637	@	MAX India Ltd.	1,311,357	0.1
6,700		Mine Safety Appliances Co.	311,885	0.0
161,917	@	Nielsen Holdings NV	5,438,792	0.5
34,500	@	Old Dominion Freight Line	1,435,890	0.1
11,571	@	Pentair Ltd.	667,531	0.1
27,946	@	Performant Financial Corp.	323,894	0.0
2,900		Precision Castparts Corp.	655,429	0.1
33,900		Randstad Holdings NV	1,393,566	0.2
123,005		Republic Services, Inc.	4,174,790	0.4
37,737	@	Roadrunner Transportation Systems, Inc.	1,050,598	0.1
7,292		Roper Industries, Inc.	905,812	0.1
39,743	@	Ryanair Holdings PLC ADR	2,047,957	0.2
36,370		Snap-On, Inc.	3,250,751	0.3
819,789		Southwest Airlines Co.	10,567,080	1.0
42,122	@	Spirit Airlines, Inc.	1,338,216	0.1
100,274		Steelcase, Inc.	1,461,995	0.1
74,353	@	Terex Corp.	1,955,484	0.2
51,500		Textron, Inc.	1,341,575	0.1
35,265		Towers Watson & Co.	2,889,614	0.3
17,300		Triumph Group, Inc.	1,369,295	0.1
82,901	@	TrueBlue, Inc.	1,745,066	0.2
32,419	@	Tutor Perini Corp.	586,460	0.0
22,175		Unifirst Corp.	2,023,469	0.2
77,643	@	United Rentals, Inc.	3,875,162	0.3
53,081		URS Corp.	2,506,485	0.2
50,600	@,X	Uzel Makina Sanayii AS	–	–
30,131		West Corp.	667,100	0.1

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

30,981		Woodward Governor Co.	1,239,240	0.1
			172,320,358	15.6

		Information Technology: 22.5%
55,205	@	Alliance Data Systems Corp.	9,993,761	0.9
52,327	@	Angie’s List, Inc.	1,389,282	0.1
193,096	@	Arrow Electronics, Inc.	7,694,876	0.7
24,520	@	ASML Holding NV-NY REG	1,939,532	0.2
52,097	@	Autodesk, Inc.	1,768,172	0.2
120,333	@	Avago Technologies Ltd.	4,498,048	0.4
110,609	@	Avnet, Inc.	3,716,462	0.3
92,387	@	Benchmark Electronics, Inc.	1,856,979	0.2
132,351		Broadcom Corp.	4,468,170	0.4
487,365	@	Brocade Communications Systems, Inc.	2,807,222	0.2
145,987		Computer Task Group, Inc.	3,353,321	0.3
313,487		Compuware Corp.	3,244,590	0.3
17,708	@	CoreLogic, Inc.	410,294	0.0
70,528	@	Cray, Inc.	1,385,170	0.1
39,500		Diebold, Inc.	1,330,755	0.1
363,200	@	Electronic Arts, Inc.	8,342,704	0.8
197,462		EMC Corp.	4,664,052	0.4
114,008	@	Entegris, Inc.	1,070,535	0.1
173,557	@	Euronet Worldwide, Inc.	5,529,526	0.5
196,959		Fidelity National Information Services, Inc.	8,437,724	0.8
57,537	@	Finisar Corp.	975,252	0.1
142,850	@	Fiserv, Inc.	12,486,519	1.1
155,409	@	FleetCor Technologies, Inc.	12,634,752	1.1
949,479	@	Flextronics International Ltd.	7,348,967	0.7
514,014	@,L	Freescale Semiconductor Holdings Ltd.	6,964,890	0.6
80,142	@	Gartner, Inc.	4,567,293	0.4
6,723		Gemalto NV	608,716	0.1
124,568	@	Genpact Ltd.	2,396,688	0.2
54,613		Heartland Payment Systems, Inc.	2,034,334	0.2
100	@	Ingram Micro, Inc.	1,899	0.0
102,185	@	Integrated Device Technology, Inc.	811,349	0.1
67,208	@	International Rectifier Corp.	1,407,336	0.1
140,207		Intuit, Inc.	8,556,833	0.8
293,794		Jabil Circuit, Inc.	5,987,522	0.5
25,093		Jack Henry & Associates, Inc.	1,182,633	0.1
329,966	@	Juniper Networks, Inc.	6,371,643	0.6
43,184		KLA-Tencor Corp.	2,406,644	0.2
145,976	@	Lam Research Corp.	6,472,576	0.6
409,625	@	LSI Logic Corp.	2,924,723	0.3
56,900		Mail.ru Group Ltd. GDR	1,630,754	0.1
430,931		Mentor Graphics Corp.	8,424,701	0.8
15,890		Motorola Solutions, Inc.	917,330	0.1

59,381	@	NCR Corp.	1,958,979	0.2
134,335	@	NeuStar, Inc.	6,539,428	0.6
450,587		Nvidia Corp.	6,321,736	0.6
168,289	@	PDF Solutions, Inc.	3,101,566	0.3
5,600	@	Plexus Corp.	167,384	0.0
325,495	@	PMC - Sierra, Inc.	2,066,893	0.2
371,826	@	Sapient Corp.	4,856,048	0.4
58,370	@	Semtech Corp.	2,044,701	0.2
350,818	@	Skyworks Solutions, Inc.	7,679,406	0.7
122,600	@	SunEdison, Inc.	1,001,642	0.1
229,500		Symantec Corp.	5,156,865	0.5
561,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,030,874	0.2
30,300	@	Take-Two Interactive Software, Inc.	453,591	0.0
212,586	@	TE Connectivity Ltd.	9,681,166	0.9
48,408	@	Tech Data Corp.	2,279,533	0.2
241,201	@	TeleTech Holdings, Inc.	5,651,339	0.5
80,100	@	Teradyne, Inc.	1,407,357	0.1
14,739	@,L	Universal Display Corp.	414,313	0.0
56,200	@	Vantiv, Inc.	1,551,120	0.1
39,644	@	VeriFone Holdings, Inc.	666,416	0.1
223,163	@	Vishay Intertechnology, Inc.	3,099,734	0.3
72,120	@	Web.com Group, Inc.	1,846,272	0.2
137,881	@	Yahoo!, Inc.	3,462,192	0.3
			248,453,084	22.5

		Materials: 5.5%
86,971		Albemarle Corp.	5,417,424	0.5
52,327		Ashland, Inc.	4,369,304	0.4
8,739		Axiall Corp.	372,107	0.0
10,200		Barrick Gold Corp.	160,996	0.0
35,400		Barrick Gold Corp.	557,196	0.1
36,650	@	Berger Paints India Ltd.	141,543	0.0
77,516	@	Boise Cascade Co.	1,969,682	0.2
8,150		Compass Minerals International, Inc.	688,919	0.1
2,936		Cytec Industries, Inc.	215,062	0.0
31,200	@	Detour Gold Corp.	244,747	0.0
7,093		Eagle Materials, Inc.	470,053	0.0
5,991		Eastman Chemical Co.	419,430	0.0
10,050		FMC Corp.	613,653	0.1
42,300		GoldCorp, Inc.	1,046,079	0.1
69,550		GoldCorp, Inc.	1,727,342	0.2
318,405		Iamgold Corp.	1,338,167	0.1
169,763		International Paper Co.	7,522,199	0.7
159,500		Kinross Gold Corp.	817,443	0.1
155,320	@	Landec Corp.	2,051,777	0.2
105,636	@	LyondellBasell Industries NV Class A	6,999,441	0.6
379,800	@	New Gold, Inc.	2,459,293	0.2
47,175		Newmont Mining Corp.	1,412,891	0.1
113,761		Olin Corp.	2,721,163	0.2
561,900	@	Osisko Mining Corp.	1,859,287	0.2
27,400		Packaging Corp. of America	1,341,504	0.1
355,857		Pidilite Industries Ltd.	1,594,144	0.1
121,161		PolyOne Corp.	3,002,370	0.3
49,591		Rock-Tenn Co.	4,953,149	0.5

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

36,200		Royal Gold, Inc.	1,523,296	0.1
6,800		Valspar Corp.	439,756	0.0
24,442	@	WR Grace & Co.	2,054,106	0.2
60,234	L	Yamana Gold, Inc.	572,825	0.1
18,200		Yamana Gold, Inc. (Canadian Denominated Security)	173,572	0.0
			61,249,920	5.5

		Utilities: 0.5%
59,534		Energen Corp.	3,111,247	0.3
207,000		Towngas China Co. Ltd.	205,103	0.0
62,120		UGI Corp.	2,429,513	0.2
			5,745,863	0.5

	Total Common Stock (Cost $967,644,043)		1,096,039,656	99.2

PREFERRED STOCK: 0.3%
		Financials: 0.3%
1,100	#,@,P	Ally Financial, Inc.	1,045,584	0.1
61,456	@,P	GMAC Capital Trust I	1,600,929	0.2

	Total Preferred Stock (Cost $2,077,970)		2,646,513	0.3

WARRANTS: 0.0%
		Energy: 0.0%
87,428	@,L	Magnum Hunter Resources Corp.	12,240	0.0
22,657	@	Voyager Oil & Gas, Inc.	6,140	0.0

	Total Warrants (Cost $–)		18,380	0.0

	Total Long-Term Investments (Cost $969,722,013)		1,098,704,549	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc(1): 2.1%
5,545,022		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $5,545,127, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%- 12.500%, Market Value plus accrued interest $5,655,922, due 07/15/13- 05/01/51)	5,545,022	0.5

5,545,022	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $5,545,086, collateralized by various U.S. Government Agency Obligations, 2.166%- 5.500%, Market Value plus accrued interest $5,655,922, due 12/01/17-06/01/43)	5,545,022	0.5
5,545,022	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $5,545,136, collateralized by various U.S. Government Agency Obligations, 1.374%- 6.500%, Market Value plus accrued interest $5,655,922, due 06/01/17-03/01/48)	5,545,022	0.5
5,545,022	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $5,545,136, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $5,655,922, due 07/01/32-07/01/43)	5,545,022	0.5
1,167,350	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $1,167,361, collateralized by various U.S. Government Securities, 0.625%- 3.875%, Market Value plus accrued interest $1,190,727, due 01/15/25-02/15/43)	1,167,350	0.1
		23,347,438	2.1

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 2.1%
23,590,924	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $23,590,924)	23,590,924	2.1

	Total Short-Term Investments (Cost $46,938,362)	46,938,362	4.2

	Total Investments in Securities (Cost $1,016,660,375)	$1,145,642,911	103.7
	Liabilities in Excess of Other Assets	(40,729,139)	(3.7)

	Net Assets	$1,104,913,772	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,021,669,506.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$148,456,763
Gross Unrealized Depreciation	(24,483,358)

Net Unrealized Appreciation	$123,973,405

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$221,621,865	$10,418,928	$–	$232,040,793
Consumer Staples	50,381,703	3,713,655	–	54,095,358
Energy	43,000,907	–	–	43,000,907
Financials	163,942,256	16,244,420	–	180,186,676
Health Care	96,984,507	1,962,190	–	98,946,697
Industrials	170,547,030	1,773,328	–	172,320,358
Information Technology	246,422,210	2,030,874	–	248,453,084
Materials	59,655,776	1,594,144	–	61,249,920

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Utilities	5,540,760	205,103	–	5,745,863

Total Common Stock	1,058,097,014	37,942,642	–	1,096,039,656

Preferred Stock	–	2,646,513	–	2,646,513
Warrants	–	18,380	–	18,380
Short-Term Investments	23,590,924	23,347,438	–	46,938,362

Total Investments, at fair value	$1,081,687,938	$63,954,973	$–	$1,145,642,911

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Canada: 11.5%
484,800		Alamos Gold, Inc.	5,872,732	0.9
691,500		Canadian Natural Resources Ltd.	19,541,790	2.9
608,000		Centerra Gold, Inc.	1,919,331	0.3
345,300	@	Dominion Diamond Corp.	4,882,201	0.7
533,763		Eldorado Gold Corp.	3,298,655	0.5
512,494		GoldCorp, Inc.	12,673,977	1.9
148,267		HudBay Minerals, Inc.	981,210	0.1
622,200	@	Lundin Mining Corp.	2,366,454	0.3
283,800	@	MEG Energy Corp.	7,779,741	1.2
485,500		Suncor Energy, Inc.	14,317,395	2.1
131,396		Teck Cominco Ltd. - Class B	2,807,933	0.4
443,338	@	Thompson Creek Metals Co., Inc.	1,343,314	0.2
			77,784,733	11.5

		France: 1.5%
98,691		Technip S.A.	10,030,136	1.5

		Netherlands: 1.0%
108,342		Royal Dutch Shell PLC - Class A ADR	6,912,220	1.0

		Norway: 0.9%
296,000		Statoil ASA ADR	6,124,240	0.9

		United Kingdom: 1.6%
243,938		Antofagasta PLC	2,955,838	0.4
50,087		Randgold Resources Ltd. ADR	3,208,072	0.5
117,404		Rio Tinto PLC	4,774,726	0.7
			10,938,636	1.6

		United States: 81.5%
330,600		Anadarko Petroleum Corp.	28,408,458	4.2
879,347		Arch Coal, Inc.	3,323,932	0.5
295,900	@	Basic Energy Services, Inc.	3,577,431	0.5
217,400	@	Cameron International Corp.	13,296,184	2.0
120,200		Celanese Corp.	5,384,960	0.8
28,300		CF Industries Holdings, Inc.	4,853,450	0.7
507,579		Chevron Corp.	60,066,899	8.9
91,400		Cimarex Energy Co.	5,940,086	0.9
258,800	@	Cobalt International Energy, Inc.	6,876,316	1.0
61,700	@	Concho Resources, Inc.	5,165,524	0.8
116,700		ConocoPhillips	7,060,350	1.1
212,400		Consol Energy, Inc.	5,756,040	0.9
87,222	@	Continental Resources, Inc.	7,506,325	1.1
119,800		Domtar Corp.	7,966,700	1.2
180,600	@	Energy XXI Bermuda Ltd.	4,005,708	0.6
185,300		EOG Resources, Inc.	24,400,304	3.6
676,958		ExxonMobil Corp.	61,163,155	9.0

220,200	@	Forum Energy Technologies, Inc.	6,700,686	1.0
651,978		Freeport-McMoRan Copper & Gold, Inc.	18,001,113	2.7
499,900	@	FX Energy, Inc.	1,604,679	0.2
529,828		Halliburton Co.	22,104,424	3.3
63,400		Hess Corp.	4,215,466	0.6
97,800		HollyFrontier Corp.	4,183,884	0.6
45,000		International Paper Co.	1,993,950	0.3
202,600	@	Laredo Petroleum Holdings, Inc.	4,165,456	0.6
416,900		Marathon Oil Corp.	14,416,402	2.1
118,500		Mosaic Co.	6,376,485	0.9
273,000	@	Newfield Exploration Co.	6,521,970	1.0
186,700		Newmont Mining Corp.	5,591,665	0.8
240,900	@	Noble Corp.	9,053,022	1.3
145,700	@	Oasis Petroleum, Inc.	5,663,359	0.8
418,300		Occidental Petroleum Corp.	37,324,909	5.5
97,000		Patterson-UTI Energy, Inc.	1,877,435	0.3
113,000		Phillips 66	6,656,830	1.0
94,400		Pioneer Natural Resources Co.	13,664,400	2.0
190,900		Range Resources Corp.	14,760,388	2.2
263,000	@	Rowan Companies PLC	8,960,410	1.3
107,700		Royal Gold, Inc.	4,532,016	0.7
634,225		Schlumberger Ltd.	45,448,563	6.7
123,400		SM Energy Co.	7,401,532	1.1
151,200	@	Southwestern Energy Co.	5,523,336	0.8
328,500	@	Stillwater Mining Co	3,528,090	0.5
336,500	@	Superior Energy Services	8,728,810	1.3
92,400		Tesoro Corp.	4,834,368	0.7
26,000		Union Pacific Corp.	4,011,280	0.6
184,300	@	Unit Corp.	7,847,494	1.2
232,800		Valero Energy Corp.	8,094,456	1.2
85,600		Williams Companies, Inc.	2,779,432	0.4
			551,318,132	81.5

	Total Common Stock (Cost $643,876,378)		663,108,097	98.0

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc(1): 0.7%
1,097,847	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,097,860, collateralized by various U.S. Government Agency Obligations, 2.166%- 5.500%, Market Value plus accrued interest $1,119,804, due 12/01/17-06/01/43)	1,097,847	0.2
1,097,847	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,097,870, collateralized by various U.S. Government Agency Obligations, 1.374%- 6.500%, Market Value plus accrued interest $1,119,804, due 06/01/17-03/01/48)	1,097,847	0.2
1,097,847	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,097,870, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,119,804, due 07/01/32-07/01/43)	1,097,847	0.2
231,117	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $231,119, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $235,745, due 01/15/25-02/15/43)	231,117	0.0

1,097,847	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,097,861, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $1,119,804, due 12/04/13-08/27/32)	1,097,847	0.1
		4,622,505	0.7

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.7%
11,403,031	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $11,403,031)	11,403,031	1.7

	Total Short-Term Investments (Cost $16,025,536)	16,025,536	2.4

	Total Investments in Securities (Cost $659,901,914)	$679,133,633	100.4
	Liabilities in Excess of Other Assets	(2,576,113)	(0.4)

	Net Assets	$676,557,520	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $671,344,083.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$81,717,434
Gross Unrealized Depreciation	(73,927,884)

Net Unrealized Appreciation	$7,789,550

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	28.0%
Oil & Gas Exploration & Production	23.2
Oil & Gas Equipment & Services	16.3
Energy	4.2
Diversified Metals & Mining	4.1
Gold	3.9
Oil & Gas Refining & Marketing	3.5
Materials	3.1
Oil & Gas Drilling	2.5

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Paper Products	1.5
Coal & Consumable Fuels	1.4
Oil & Gas	1.2
Oil&Gas	1.2
Fertilizers & Agricultural Chemicals	0.9
Mining	0.8
Retail	0.7
Industrials	0.6
Precious Metals & Minerals	0.5
Oil & Gas Storage & Transportation	0.4
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(0.4)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Canada	$77,784,733	$–	$–	$77,784,733
France	–	10,030,136	–	10,030,136
Netherlands	6,912,220	–	–	6,912,220
Norway	6,124,240	–	–	6,124,240
United Kingdom	–	10,938,636	–	10,938,636
United States	551,318,132	–	–	551,318,132

Total Common Stock	642,139,325	20,968,772	–	663,108,097

Short-Term Investments	11,403,031	4,622,505	–	16,025,536

Total Investments, at fair value	$653,542,356	$25,591,277	$–	$679,133,633

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 10.6%
129,867		ADT Corp.	5,175,200	0.9
178,347		Carnival Corp.	6,115,519	1.0
287,261		Comcast Corp. – Class A	12,030,491	2.0
59,966		Home Depot, Inc.	4,645,566	0.8
96,656		Thomson Reuters Corp.	3,154,164	0.5
124,724		Time Warner Cable, Inc.	14,028,955	2.3
67,536		Time Warner, Inc.	3,904,931	0.6
225,666		Viacom - Class B	15,356,571	2.5
			64,411,397	10.6

		Consumer Staples: 11.1%
244,806		Archer-Daniels-Midland Co.	8,301,372	1.4
774,301		Avon Products, Inc.	16,283,550	2.7
150,614		Coca-Cola Co.	6,041,128	1.0
358,823		Mondelez International, Inc.	10,237,220	1.7
53,013		PepsiCo, Inc.	4,335,933	0.7
113,875		Procter & Gamble Co.	8,767,236	1.5
237,632		Sysco Corp.	8,117,509	1.3
129,073		Unilever NV ADR	5,073,860	0.8
			67,157,808	11.1

		Energy: 8.9%
106,090		Anadarko Petroleum Corp.	9,116,314	1.5
126,029		Baker Hughes, Inc.	5,813,718	1.0
245,693		Canadian Natural Resources Ltd.	6,926,688	1.1
101,076		Chevron Corp.	11,961,334	2.0
72,453		ExxonMobil Corp.	6,546,128	1.1
114,320		Halliburton Co.	4,769,430	0.8
50,230		Occidental Petroleum Corp.	4,482,023	0.7
127,349		Williams Companies, Inc.	4,135,022	0.7
			53,750,657	8.9

		Financials: 28.3%
91,331	@	Aon PLC	5,877,150	1.0
351,876		Bank of America Corp.	4,525,125	0.7
198,130		BB&T Corp.	6,712,644	1.1
446,450		Charles Schwab Corp.	9,478,134	1.6
62,082		Chubb Corp.	5,255,241	0.9
449,697		Citigroup, Inc.	21,571,965	3.6
71,159		CME Group, Inc.	5,406,661	0.9
158,123		Comerica, Inc.	6,298,039	1.0
327,476		Fifth Third Bancorp.	5,910,942	1.0
32,863		Goldman Sachs Group, Inc.	4,970,529	0.8
530,837		JPMorgan Chase & Co.	28,022,885	4.6
334,357		Marsh & McLennan Cos., Inc.	13,347,531	2.2
526,499		Morgan Stanley	12,862,371	2.1
108,153		Northern Trust Corp.	6,262,059	1.0
187,337		PNC Financial Services Group, Inc.	13,660,614	2.3
121,416		State Street Corp.	7,917,537	1.3

216,166		Wells Fargo & Co.	8,921,171	1.5
104,026	@	Willis Group Holdings PLC	4,242,180	0.7
			171,242,778	28.3

		Health Care: 14.3%
95,623		Amgen, Inc.	9,434,165	1.6
158,948		Bristol-Myers Squibb Co.	7,103,386	1.2
84,681		Cigna Corp.	6,138,526	1.0
157,206		Eli Lilly & Co.	7,721,959	1.3
184,952		Medtronic, Inc.	9,519,480	1.6
255,354		Merck & Co., Inc.	11,861,193	2.0
9,748		Novartis AG ADR	689,281	0.1
90,079		Novartis AG	6,380,345	1.0
288,636		Pfizer, Inc.	8,084,694	1.3
77,619		Teva Pharmaceutical Industries Ltd. ADR	3,042,665	0.5
103,740		UnitedHealth Group, Inc.	6,792,895	1.1
122,527		WellPoint, Inc.	10,027,610	1.6
			86,796,199	14.3

		Industrials: 7.2%
36,361		Cintas Corp.	1,655,880	0.3
204,113		CSX Corp.	4,733,381	0.8
44,643		General Dynamics Corp.	3,496,886	0.6
773,759		General Electric Co.	17,943,471	2.9
112,083	@	Ingersoll-Rand PLC - Class A	6,222,848	1.0
297,020	@	Tyco International Ltd.	9,786,809	1.6
			43,839,275	7.2

		Information Technology: 11.5%
194,967	@	Adobe Systems, Inc.	8,882,697	1.5
199,589	@	Amdocs Ltd.	7,402,756	1.2
775,198		Applied Materials, Inc.	11,558,202	1.9
273,741		Corning, Inc.	3,895,334	0.6
235,159	@	eBay, Inc.	12,162,423	2.0
415,305		Microsoft Corp.	14,340,482	2.4
323,903		Symantec Corp.	7,278,100	1.2
125,157		Texas Instruments, Inc.	4,364,225	0.7
			69,884,219	11.5

		Materials: 1.8%
188,666		Dow Chemical Co.	6,069,385	1.0
33,240		PPG Industries, Inc.	4,866,669	0.8
			10,936,054	1.8

		Telecommunication Services: 2.3%
74,907		Verizon Communications, Inc.	3,770,818	0.6
346,701		Vodafone Group PLC ADR	9,964,187	1.7
			13,735,005	2.3

		Utilities: 1.8%
64,860		Edison International	3,123,657	0.5
56,050		FirstEnergy Corp.	2,092,907	0.3

ING INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

107,023	Pinnacle West Capital Corp.	5,936,566	1.0
		11,153,130	1.8
	Total Common Stock (Cost $ 435,904,097)	592,906,522	97.8

SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
10,166,596	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,166,596)	10,166,596	1.7

	Total Short-Term Investments (Cost $10,166,596)	10,166,596	1.7

	Total Investments in Securities (Cost $446,070,693)	$603,073,118	99.5
	Assets in Excess of Other Liabilities	3,320,344	0.5

	Net Assets	$606,393,462	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $447,175,855.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$160,138,633
Gross Unrealized Depreciation	(4,241,370)

Net Unrealized Appreciation	$155,897,263

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$64,411,397	$–	$–	$64,411,397
Consumer Staples	67,157,808	–	–	67,157,808
Energy	53,750,657	–	–	53,750,657
Financials	171,242,778	–	–	171,242,778
Health Care	80,415,854	6,380,345	–	86,796,199
Industrials	43,839,275	–	–	43,839,275
Information Technology	69,884,219	–	–	69,884,219
Materials	10,936,054	–	–	10,936,054
Telecommunication Services	13,735,005	–	–	13,735,005
Utilities	11,153,130	–	–	11,153,130

Total Common Stock	586,526,177	6,380,345	–	592,906,522

Short-Term Investments	10,166,596	–	–	10,166,596

Total Investments, at fair value	$596,692,773	$6,380,345	$–	$603,073,118

Other Financial Instruments+
Forward Foreign Currency Contracts	–	683,986	–	683,986

Total Assets	$596,692,773	$7,064,331	$–	$603,757,104

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(44,657)	$–	$(44,657)

ING INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Total Liabilities	$–	$(44,657)	$–	$(44,657)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New
York Mellon Corp.	Canadian Dollar	458,654	Buy	07/22/13	$448,935	$435,895	$(13,040)
The Bank of New
York Mellon Corp.	Swiss Franc	309,955	Buy	07/22/13	336,379	328,204	(8,175)
The Bank of New
York Mellon Corp.	EU Euro	216,282	Buy	07/22/13	288,994	281,546	(7,448)
State Street Bank	British Pound	430,910	Buy	07/22/13	671,297	655,303	(15,994)

							$(44,657)

The Bank of New
York Mellon Corp.	Swiss Franc	3,229,380	Sell	07/22/13	$3,504,691	$3,419,517	$85,174
The Bank of New
York Mellon Corp.	EU Euro	3,177,070	Sell	07/22/13	4,245,169	4,135,769	109,400
The Bank of New
York Mellon Corp.	Canadian Dollar	3,796,444	Sell	07/22/13	3,715,993	3,608,056	107,937
State Street Bank	Swiss Franc	2,153,565	Sell	07/22/13	2,336,742	2,280,360	56,382
State Street Bank	British Pound	5,169,208	Sell	07/22/13	8,052,902	7,861,036	191,866
State Street Bank	Canadian Dollar	4,660,830	Sell	07/22/13	4,562,776	4,429,549	133,227

							$683,986

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Brazil: 13.8%
570,335	@	Cia de Bebidas das Americas ADR	21,302,012	2.8
1,317,700		CCR SA	10,487,979	1.4
349,253		Cielo SA	8,751,086	1.2
879,762		Itau Unibanco Holding S.A.	11,362,960	1.5
221,250		Lojas Renner SA	6,337,010	0.8
159,000		Marcopolo SA	887,154	0.1
579,860		Marcopolo SA	3,321,133	0.5
869,187		Petroleo Brasileiro SA ADR	12,742,282	1.7
518,200		Ultrapar Participacoes SA	12,371,217	1.6
828,671	@	Vale SA ADR	10,076,639	1.3
506,800		Weg S.A.	6,402,712	0.9
			104,042,184	13.8

		Chile: 1.0%
292,916		Banco Santander Chile ADR	7,161,796	1.0

		China: 10.8%
3,517,537		China Merchants Bank Co., Ltd.	5,840,248	0.8
1,870,000		China Mobile Ltd.	19,367,318	2.6
9,340,000		CNOOC Ltd.	15,643,731	2.1
1,952,000		Ping An Insurance Group Co. of China Ltd.	13,030,950	1.7
2,761,500		Sun Art Retail Group Ltd.	3,982,847	0.5
2,674,000		Tingyi Cayman Islands
		Holding Corp.	6,940,161	0.9
1,798,000	@	Tsingtao Brewery Co., Ltd.	12,812,214	1.7
2,290,000		Wumart Stores, Inc.	4,212,646	0.5
			81,830,115	10.8

		Hong Kong: 6.1%
5,834,000		AIA Group Ltd.	24,578,647	3.3
2,215,000		Hang Lung Properties Ltd.	7,672,380	1.0
228,800	@	Jardine Matheson
		Holdings Ltd.	13,808,568	1.8
			46,059,595	6.1

		Hungary: 0.8%
290,423		OTP Bank Nyrt	6,074,818	0.8

		India: 14.8%
407,506		ACC Ltd.	8,357,672	1.1
1,302,484		Ambuja Cements Ltd.	4,083,838	0.5
48,146		Asian Paints Ltd.	3,746,494	0.5
727,040		HDFC Bank Ltd. ADR	26,347,930	3.5
600,700		Housing Development Finance Corp.	8,843,385	1.2
366,964	L	Infosys Ltd. ADR	15,115,247	2.0
1,490,500		ITC Ltd.	8,111,710	1.1
411,500		Kotak Mahindra Bank Ltd.	4,983,594	0.7
318,700	@	Larsen & Toubro Ltd.	7,521,521	1.0

1,080,700		Mahindra & Mahindra Financial Services Ltd.	4,728,704	0.6
512,500		Mahindra & Mahindra Ltd.	8,341,943	1.1
457,356		Tata Consultancy Services Ltd.	11,664,558	1.5
			111,846,596	14.8

		Indonesia: 4.3%
20,796,500		Astra International Tbk PT	14,619,624	1.9
15,197,000		Bank Rakyat Indonesia	11,798,944	1.6
2,011,500	@	Unilever Indonesia Tbk PT	6,212,380	0.8
			32,630,948	4.3

		Italy: 1.8%
327,737		Tenaris S.A. ADR	13,197,969	1.8

		Malaysia: 1.6%
192,800		British American Tobacco Malaysia Bhd	3,627,184	0.5
1,549,800		Public Bank BHD	8,291,237	1.1
			11,918,421	1.6

		Mexico: 2.6%
1		Grupo Aeroportuario del Sureste S.A. de CV ADR ADR	111	0.0
1,066,294		Grupo Financiero Banorte	6,369,398	0.8
4,844,097		Wal-Mart de Mexico SA de CV	13,578,104	1.8
			19,947,613	2.6

		Russia: 4.8%
358,770		Magnit OJSC GDR	20,480,882	2.7
4,636,606		Sberbank	13,201,470	1.8
204,900		Sberbank of Russia ADR	2,333,811	0.3
			36,016,163	4.8

		South Africa: 13.4%
2,461,052	L	African Bank Investments Ltd.	4,063,142	0.5
560,200		Bidvest Group Ltd.	13,879,469	1.8
195,031	L	Capitec Bank Holdings Ltd.	3,807,870	0.5
2,570,170		FirstRand Ltd.	7,520,794	1.0
183,120		Imperial Holdings Ltd.	3,887,297	0.5
273,800	L	Kumba Iron Ore Ltd.	12,777,542	1.7
361,432	L	Massmart Holdings Ltd.	6,555,835	0.9
270,800		Mr Price Group Ltd.	3,691,201	0.5
849,032		MTN Group Ltd.	15,791,496	2.1
423,094		Remgro Ltd.	8,127,727	1.1
1,105,461		RMB Holdings Ltd.	4,412,094	0.6
524,900	L	Shoprite Holdings Ltd.	9,859,951	1.3
240,000		Tiger Brands Ltd.	7,166,503	0.9
			101,540,921	13.4

		South Korea: 7.2%
31,674		Hyundai Mobis	7,540,717	1.0
98,097		Hyundai Motor Co.	19,239,824	2.5
23,781		Samsung Electronics Co., Ltd.	27,795,809	3.7
			54,576,350	7.2

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Taiwan: 8.1%
3,437,200	Delta Electronics, Inc.	15,609,983	2.0
1,482,000	President Chain Store Corp.	9,687,568	1.3
1,500,223	Taiwan Semiconductor Manufacturing Co., Ltd.	5,430,952	0.7
1,682,206	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,818,014	4.1
		61,546,517	8.1

	Thailand: 1.1%
1,488,100	Siam Commercial Bank PCL	8,194,392	1.1

	Turkey: 2.9%
1,548,745	KOC Holding A/S	7,421,903	1.0
3,366,657	Turkiye Garanti
	Bankasi A/S	14,675,215	1.9
		22,097,118	2.9

	United Kingdom: 4.0%
345,300	SABMiller PLC	16,554,945	2.2
641,900	Standard Chartered PLC	13,935,980	1.8
		30,490,925	4.0

	Total Common Stock (Cost $643,480,838)	749,172,441	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateralcc(1): 4.1%
7,384,211	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $7,384,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 12.500%, Market Value plus accrued interest $7,531,895, due 07/15/13-05/01/51)	7,384,211	1.0
7,384,211	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $7,384,296, collateralized by various U.S. Government Agency Obligations, 2.166%- 5.500%, Market Value plus accrued interest $7,531,895, due 12/01/17-06/01/43)	7,384,211	0.9

7,384,211	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $7,384,363, collateralized by various U.S. Government Agency Obligations, 1.374%- 6.500%, Market Value plus accrued interest $7,531,895, due 06/01/17-03/01/48)	7,384,211	1.0
7,384,211	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $7,384,363, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $7,531,895, due 07/01/32-07/01/43)	7,384,211	1.0
1,554,541	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $1,554,555, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $1,585,672, due 01/15/25-02/15/43)	1,554,541	0.2
		31,091,385	4.1

	Total Short-Term Investments (Cost $31,091,385)	31,091,385	4.1

	Total Investments in Securities (Cost $674,572,223)	$780,263,826	103.2
	Liabilities in Excess of Other Assets	(24,198,519)	(3.2)

	Net Assets	$756,065,307	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $682,573,489.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$153,095,595
Gross Unrealized Depreciation	(55,405,258)

Net Unrealized Appreciation	$97,690,337

Sector Diversification	Percentage of Net Assets
Financials	30.2%
Consumer Staples	19.9
Information Technology	15.2
Industrials	8.5
Consumer Discretionary	8.3
Energy	7.2
Materials	5.1
Telecommunication Services	4.7
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.2)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$104,042,184	$–	$–	$104,042,184
Chile	7,161,796	–	–	7,161,796
China	–	81,830,115	–	81,830,115
Hong Kong	–	46,059,595	–	46,059,595
Hungary	–	6,074,818	–	6,074,818
India	41,463,177	70,383,419	–	111,846,596
Indonesia	–	32,630,948	–	32,630,948
Italy	13,197,969	–	–	13,197,969
Malaysia	–	11,918,421	–	11,918,421
Mexico	19,947,613	–	–	19,947,613
Russia	2,333,811	33,682,352	–	36,016,163
South Africa	14,426,847	87,114,074	–	101,540,921
South Korea	–	54,576,350	–	54,576,350
Taiwan	30,818,014	30,728,503	–	61,546,517
Thailand	–	8,194,392	–	8,194,392
Turkey	–	22,097,118	–	22,097,118
United Kingdom	–	30,490,925	–	30,490,925

Total Common Stock	233,391,411	515,781,030	–	749,172,441

Short-Term Investments	–	31,091,385	–	31,091,385

Total Investments, at fair value	$233,391,411	$546,872,415	$–	$780,263,826

(1)	For the six months ended June 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $14,780,800 were transferred from Level 1 to Level 2. In addition, securities valued at $9,443,878 and $9,391,643, respectively, were transferred from Level 2 to Level 1 within the fair value hierarchy.
^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING MARSICO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 27.2%
20,834	@	Amazon.com, Inc.	5,785,394	1.1
22,899	@	Autozone, Inc.	9,702,077	1.8
261,744		CBS Corp. - Class B	12,791,429	2.4
11,661	@	Chipotle Mexican Grill, Inc.	4,248,685	0.8
133,675		Comcast Corp. – Class A	5,598,309	1.1
172,138		Home Depot, Inc.	13,335,531	2.5
102,997	@	Liberty Global PLC - A	7,630,018	1.5
160,552	@,L	Lululemon Athletica, Inc.	10,519,367	2.0
164,990		Nike, Inc.	10,506,563	2.0
13,788	@	Priceline.com, Inc.	11,404,468	2.2
160,492		Starbucks Corp.	10,510,621	2.0
163,727		Starwood Hotels & Resorts Worldwide, Inc.	10,345,909	2.0
229,412		TJX Cos., Inc.	11,484,365	2.2
122,358		Walt Disney Co.	7,726,908	1.5
88,068		Wynn Resorts Ltd.	11,272,704	2.1
			142,862,348	27.2

		Consumer Staples: 4.6%
158,667		Anheuser-Busch InBev NV ADR	14,321,283	2.7
15,330		Estee Lauder Cos., Inc.	1,008,254	0.2
45,943	@	Green Mountain Coffee Roasters, Inc.	3,448,482	0.7
182,216		Mondelez International, Inc.	5,198,622	1.0
			23,976,641	4.6

		Energy: 3.3%
203,880	@	Kinder Morgan, Inc./Delaware	7,778,022	1.5
131,167		Schlumberger Ltd.	9,399,427	1.8
			17,177,449	3.3

		Financials: 15.3%
367,800	@	American International Group, Inc.	16,440,660	3.1
73,496		American Express Co.	5,494,561	1.0
73,397		American Tower Corp.	5,370,459	1.0
368,696		Citigroup, Inc.	17,686,347	3.4
103,296		Moody’s Corp.	6,293,825	1.2
88,990		Visa, Inc.	16,262,923	3.1
315,479		Wells Fargo & Co.	13,019,818	2.5
			80,568,593	15.3

		Health Care: 14.8%
117,351	@	Biogen Idec, Inc.	25,253,935	4.8
281,760		Bristol-Myers Squibb Co.	12,591,855	2.4
565,638	@	Gilead Sciences, Inc.	28,966,322	5.5
43,533		Roche Holding AG - Genusschein	10,804,775	2.1
			77,616,887	14.8

		Industrials: 14.6%
97,301	L	Canadian Pacific Railway Ltd	11,810,395	2.2

194,373		CSX Corp.	4,507,510	0.9
37,725		Lockheed Martin Corp.	4,091,654	0.8
137,007	@	Pentair Ltd.	7,903,934	1.5
63,525		Precision Castparts Corp.	14,357,285	2.7
492,947		Rolls-Royce Holdings PLC	8,487,803	1.6
41,548,850	@	Rolls-Royce Holdings PLC - C shares	63,194	0.0
104,722		Union Pacific Corp.	16,156,510	3.1
103,662	@	United Rentals, Inc.	5,173,771	1.0
15,861		WW Grainger, Inc.	3,999,827	0.8
			76,551,883	14.6

		Information Technology: 11.9%
183,654	@	Accenture PLC	13,215,742	2.5
98,075	@	ASML Holding NV-NY REG	7,757,732	1.5
258,797	@	eBay, Inc.	13,384,981	2.5
32,330	@	FleetCor Technologies, Inc.	2,628,429	0.5
21,945	@	Google, Inc. - Class A	19,319,720	3.7
76,057		Texas Instruments, Inc.	2,652,107	0.5
153,137	@	Yahoo!, Inc.	3,845,270	0.7
			62,803,981	11.9

		Materials: 5.1%
184,857		Monsanto Co.	18,263,872	3.5
49,585		Sherwin-Williams Co.	8,756,711	1.6
			27,020,583	5.1

	Total Common Stock (Cost $417,017,406)		508,578,365	96.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
		Securities Lending Collateralcc(1): 1.4%
1,763,291		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $1,763,308, collateralized by various U.S. Government Agency Obligations, 0.000%- 6.250%, Market Value plus accrued interest $1,798,564, due 07/03/13-05/15/37)	1,763,291	0.4
371,219		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $371,224, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $378,643, due 07/05/13-08/15/21)	371,219	0.1

ING MARSICO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,763,291	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,763,313, collateralized by various U.S. Government Agency Obligations, 1.370%- 7.900%, Market Value plus accrued interest $1,798,595, due 05/01/15-01/01/47)	1,763,291	0.3
1,763,291	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,763,313, collateralized by various U.S. Government Agency Obligations, 2.189%- 5.000%, Market Value plus accrued interest $1,798,557, due 06/01/18-04/01/43)	1,763,291	0.3
1,763,291	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,763,314, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $1,798,557, due 12/04/13-08/27/32)	1,763,291	0.3
		7,424,383	1.4

Shares		Value	Percentage of Net Assets
		Mutual Funds: 6.1%
32,227,427	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $32,227,427)	32,227,427	6.1

	Total Short-Term Investments
	(Cost $39,651,810)	39,651,810	7.5

	Total Investments in Securities
	(Cost $456,669,216)	$548,230,175	104.3
	Liabilities in Excess of Other Assets	(22,708,030)	(4.3)

	Net Assets	$525,522,145	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $456,763,071.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$97,124,468
Gross Unrealized Depreciation	(5,657,364)

Net Unrealized Appreciation	$91,467,104

ING MARSICO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$142,862,348	$–	$–	$142,862,348
Consumer Staples	23,976,641	–	–	23,976,641
Energy	17,177,449	–	–	17,177,449
Financials	80,568,593	–	–	80,568,593
Health Care	66,812,112	10,804,775	–	77,616,887
Industrials	68,000,886	8,550,997	–	76,551,883
Information Technology	62,803,981	–	–	62,803,981
Materials	27,020,583	–	–	27,020,583

Total Common Stock	489,222,593	19,355,772	–	508,578,365

Short-Term Investments	32,227,427	7,424,383	–	39,651,810

Total Investments, at fair value	$521,450,020	$26,780,155	$–	$548,230,175

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.4%
		Consumer Discretionary: 7.1%
11,933		Advance Auto Parts, Inc.	968,602	0.1
181,730		Comcast Corp. – Special Class A	7,209,229	0.8
118,800	@	Delphi Automotive PLC	6,021,972	0.7
63,060	@	General Motors Co.	2,100,529	0.2
45,366		Hasbro, Inc.	2,033,758	0.2
98,670		Johnson Controls, Inc.	3,531,399	0.4
39,533		Kohl’s Corp.	1,996,812	0.2
58,090		Macy’s, Inc.	2,788,320	0.3
34,450		Magna International, Inc.	2,452,151	0.3
23,160		Mattel, Inc.	1,049,380	0.1
23,234		McDonald’s Corp.	2,300,166	0.3
14,113		McGraw-Hill Cos., Inc.	750,670	0.1
27,530		News Corp. - Class A	897,478	0.1
50,927		Omnicom Group, Inc.	3,201,780	0.4
6,750		Polaris Industries, Inc.	641,250	0.1
73,224		Staples, Inc.	1,161,333	0.1
98,710		Target Corp.	6,797,171	0.8
42,690		Time Warner Cable, Inc.	4,801,771	0.6
25,750		Time Warner, Inc.	1,488,865	0.2
32,647		Viacom - Class B	2,221,628	0.3
93,117		Walt Disney Co.	5,880,338	0.7
7,519		Wynn Resorts Ltd.	962,432	0.1
			61,257,034	7.1

		Consumer Staples: 8.1%
66,937		Altria Group, Inc.	2,342,126	0.3
32,383		Coca-Cola Co.	1,298,882	0.1
16,727		Coca-Cola Enterprises, Inc.	588,121	0.1
136,628		CVS Caremark Corp.	7,812,389	0.9
153,587		Diageo PLC	4,404,335	0.5
17,803		Dr Pepper Snapple Group, Inc.	817,692	0.1
100,090		General Mills, Inc.	4,857,368	0.6
40,437		Groupe Danone	3,043,612	0.4
11,870		Ingredion, Inc.	778,909	0.1
4,807		JM Smucker Co.	495,842	0.0
9,812	@	Kellogg Co.	630,225	0.1
6,512		Kraft Foods Group, Inc.	363,825	0.0
102,000		Kroger Co.	3,523,080	0.4
151,270		Lorillard, Inc.	6,607,474	0.8
35,377		Mondelez International, Inc.	1,009,306	0.1
72,087		Nestle S.A.	4,730,378	0.5
16,410		Nu Skin Enterprises, Inc.	1,002,979	0.1
7,563		PepsiCo, Inc.	618,578	0.1
176,088		Philip Morris International, Inc.	15,252,742	1.8
61,594		Procter & Gamble Co.	4,742,122	0.5
14,767		Reckitt Benckiser PLC	1,044,572	0.1
30,500		Safeway, Inc.	721,630	0.1
37,020		Tyson Foods, Inc.	950,674	0.1
68,020		Walgreen Co.	3,006,484	0.3
			70,643,345	8.1

		Energy: 6.1%
29,890		Anadarko Petroleum Corp.	2,568,448	0.3
38,203		Apache Corp.	3,202,557	0.4
28,220		Canadian Natural Resources Ltd.	797,497	0.1
88,019		Chevron Corp.	10,416,168	1.2
8,623		EOG Resources, Inc.	1,135,477	0.1
17,617		EQT Corp.	1,398,261	0.2
169,754		ExxonMobil Corp.	15,337,274	1.8
39,000		HollyFrontier Corp.	1,668,420	0.2
18,740		Marathon Petroleum Corp.	1,331,664	0.1
32,903	@	Noble Corp.	1,236,495	0.1
48,169		Noble Energy, Inc.	2,892,067	0.3
49,403		Occidental Petroleum Corp.	4,408,230	0.5
74,617		Royal Dutch Shell PLC - Class A	2,383,580	0.3
11,210		Schlumberger Ltd.	803,309	0.1
41,680		Valero Energy Corp.	1,449,214	0.2
52,262		Williams Companies, Inc.	1,696,947	0.2
			52,725,608	6.1

		Financials: 13.2%
58,333	@	ACE Ltd.	5,219,637	0.6
52,390	@	American International Group, Inc.	2,341,833	0.3
14,253		American Express Co.	1,065,554	0.1
86,260		Annaly Capital Management, Inc.	1,084,288	0.1
45,360	@	Aon PLC	2,918,916	0.3
174,018		Bank of America Corp.	2,237,871	0.3
191,205		Bank of New York Mellon Corp.	5,363,300	0.6
11,316		Blackrock, Inc.	2,906,515	0.3
209,500		BOC Hong Kong Holdings Ltd.	640,879	0.1
14,073		Chubb Corp.	1,191,279	0.1
13,853		Corio NV	551,321	0.0
91,470		Delta Lloyd NV	1,833,051	0.2
14,670	L	Digital Realty Trust, Inc.	894,870	0.1
15,370		EPR Properties	772,650	0.1
30,850		Fifth Third Bancorp.	556,842	0.1
21,139		Franklin Resources, Inc.	2,875,327	0.3
43,014		Goldman Sachs Group, Inc.	6,505,868	0.8
365,980		JPMorgan Chase & Co.	19,320,084	2.2
1,250		Mastercard, Inc.	718,125	0.1
192,610		Metlife, Inc.	8,813,834	1.0
853,200		Mizuho Financial Group, Inc.	1,771,835	0.2
16,247		Moody’s Corp.	989,930	0.1
56,037		Morgan Stanley	1,368,984	0.2
11,868		Nasdaq Stock Market, Inc.	389,152	0.0
31,434		PNC Financial Services Group, Inc.	2,292,167	0.3
103,210		Prudential Financial, Inc.	7,537,426	0.9
62,957		State Street Corp.	4,105,426	0.5
26,800		Sumitomo Mitsui Financial Group, Inc.	1,226,718	0.1
24,883		SunTrust Bank	785,556	0.1

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

10,710		Swiss Re Ltd.	796,834	0.1
49,524		Travelers Cos., Inc.	3,957,958	0.5
67,400	@	Validus Holdings Ltd.	2,434,488	0.3
13,786		Visa, Inc.	2,519,392	0.3
319,690		Wells Fargo & Co.	13,193,606	1.5
55,650		Westpac Banking Corp.	1,461,090	0.2
35,954		Zions Bancorp.	1,038,352	0.1
2,142		Zurich Insurance Group AG	555,226	0.1
			114,236,184	13.2

		Health Care: 7.7%
67,403		Abbott Laboratories	2,351,017	0.3
46,380		AbbVie, Inc.	1,917,349	0.2
6,870		Aetna, Inc.	436,520	0.1
22,643		AmerisourceBergen Corp.	1,264,159	0.1
10,207		Bayer AG	1,086,740	0.2
3,673		Becton Dickinson & Co.	363,003	0.0
56,110		Bristol-Myers Squibb Co.	2,507,556	0.3
49,924	@	Covidien PLC	3,137,224	0.4
54,010		Eli Lilly & Co.	2,652,971	0.3
35,270	@	Express Scripts Holding Co.	2,175,806	0.3
180,540		Johnson & Johnson	15,501,164	1.8
39,850		Medtronic, Inc.	2,051,079	0.2
107,830		Merck & Co., Inc.	5,008,703	0.6
521,948		Pfizer, Inc.	14,619,763	1.7
13,150		Quest Diagnostics	797,285	0.1
4,182		Roche Holding AG - Genusschein	1,037,961	0.1
64,863		St. Jude Medical, Inc.	2,959,699	0.3
22,000		Teva Pharmaceutical Industries Ltd. ADR	862,400	0.1
55,720		Thermo Fisher Scientific, Inc.	4,715,584	0.5
9,130	@	Valeant Pharmaceuticals International	785,910	0.1
4,467	L	Zoetis, Inc.	137,986	0.0
			66,369,879	7.7

		Industrials: 7.4%
57,832		3M Co.	6,323,929	0.7
7,977		Canadian National Railway Co.	775,923	0.1
6,856	@	Copa Holdings S.A.	898,959	0.1
15,192		Cummins, Inc.	1,647,724	0.2
104,054		Danaher Corp.	6,586,618	0.8
5,050		Dun & Bradstreet Corp.	492,122	0.0
48,107	@	Eaton Corp. PLC	3,165,922	0.4
16,713		Fluor Corp.	991,248	0.1
12,777		General Dynamics Corp.	1,000,822	0.1
95,460		Honeywell International, Inc.	7,573,796	0.9
22,373		Illinois Tool Works, Inc.	1,547,540	0.2
103,080		Lockheed Martin Corp.	11,180,057	1.3
20,825		Northrop Grumman Corp.	1,724,310	0.2
16,269	@	Pentair Ltd.	938,559	0.1
4,559		Precision Castparts Corp.	1,030,380	0.1
12,910		Siemens AG	1,307,305	0.1
30,832		Stanley Black & Decker, Inc.	2,383,314	0.3

83,780	@	Tyco International Ltd.	2,760,551	0.3
5,745		Union Pacific Corp.	886,339	0.1
48,846		United Parcel Service, Inc. - Class B	4,224,202	0.5
75,217		United Technologies Corp.	6,990,668	0.8
			64,430,288	7.4

		Information Technology: 5.2%
57,540	@	Accenture PLC	4,140,578	0.5
161,350		Activision Blizzard, Inc.	2,300,851	0.3
5,774		Apple, Inc.	2,286,966	0.3
22,000		CA, Inc.	629,860	0.1
41,900	L	Canon, Inc.	1,373,201	0.1
6,507		Fidelity National Information Services, Inc.	278,760	0.0
9,853	@	Fiserv, Inc.	861,251	0.1
2,631	@	Google, Inc. - Class A	2,316,253	0.3
246,399		Hewlett-Packard Co.	6,110,695	0.7
33,800		Hoya Corp.	695,205	0.1
23,589		International Business Machines Corp.	4,508,094	0.5
50,938		Intel Corp.	1,233,718	0.1
106,320		Microchip Technology, Inc.	3,960,420	0.5
143,530		Microsoft Corp.	4,956,091	0.6
128,660		Oracle Corp.	3,952,435	0.5
34,110		Symantec Corp.	766,452	0.1
71,130		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,303,102	0.1
19,090		Western Digital Corp.	1,185,298	0.1
76,344		Western Union Co.	1,306,246	0.1
34,810	@	Yahoo!, Inc.	874,079	0.1
			45,039,555	5.2

		Materials: 1.7%
36,500		Air Products & Chemicals, Inc.	3,342,305	0.4
22,910		Celanese Corp.	1,026,368	0.1
14,750		FMC Corp.	900,635	0.1
90,390		Iluka Resources Ltd.	814,607	0.1
14,790	@	LyondellBasell Industries NV Class A	979,985	0.1
13,510		Packaging Corp. of America	661,450	0.1
34,811		PPG Industries, Inc.	5,096,678	0.6
27,010		Rio Tinto PLC	1,098,475	0.1
83,820	@	Vale SA ADR	1,102,233	0.1
			15,022,736	1.7

		Telecommunication Services: 2.3%
140,764		AT&T, Inc.	4,983,046	0.6
263,430		Bezeq Israeli Telecommunication Corp., Ltd.	350,238	0.0
65,968		CenturyTel, Inc.	2,331,969	0.3
618,390	L	Frontier Communications Corp.	2,504,479	0.3
170,491		TDC A/S	1,381,756	0.2
955,114		Telecom Italia S.p.A. RNC	532,481	0.1
44,240		Telefonica Brasil SA ADR	1,009,557	0.1
75,530		Verizon Communications, Inc.	3,802,180	0.4
760,856	@	Vodafone Group PLC	2,180,381	0.2

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

157,970		Windstream Corp.	1,217,949	0.1
			20,294,036	2.3

		Utilities: 1.6%
49,710		American Electric Power Co., Inc.	2,226,014	0.3
12,670		Duke Energy Corp.	855,225	0.1
45,166		Fortum OYJ	846,106	0.1
90,542		Gaz de France	1,775,957	0.2
103,700		NRG Energy, Inc.	2,768,790	0.3
41,480		Pacific Gas & Electric Co.	1,896,880	0.2
80,630		PPL Corp.	2,439,864	0.3
41,396		Public Service Enterprise Group, Inc.	1,351,993	0.1
			14,160,829	1.6

	Total Common Stock
	(Cost $412,430,887)		524,179,494	60.4

PREFERRED STOCK: 0.5%
		Consumer Discretionary: 0.2%
30,650	@	General Motors Co.	1,476,104	0.2

		Industrials: 0.0%
4,347	@	United Technologies Corp.	258,038	0.0

		Utilities: 0.3%
81,300		Cia Energetica de Minas Gerais	721,784	0.1
9,130	@	PPL Corp.	482,064	0.1
23,760	@	PPL Corp.	1,283,515	0.1
			2,487,363	0.3

	Total Preferred Stock
	(Cost $4,451,896)		4,221,505	0.5

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.5%
		Consumer Discretionary: 0.9%
840,000		Comcast Corp., 2.850%, 01/15/23	798,641	0.1
470,000		DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 4.600%, 02/15/21	488,006	0.0
530,000		Discovery Communications LLC, 4.875%, 04/01/43	492,311	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	281,293	0.0
339,000		Limited Brands, Inc., 5.250%, 11/01/14	353,407	0.0
819,000		News America Holdings, 8.500%, 02/23/25	1,043,522	0.1
874,000		Target Corp., 4.000%, 07/01/42	798,997	0.1
530,000		The Gap, Inc., 5.950%, 04/12/21	586,842	0.1
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,216,876	0.1
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	564,737	0.1

730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	724,261	0.1
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	734,546	0.1
			8,083,439	0.9

		Consumer Staples: 0.7%
870,000		Altria Group, Inc., 2.850%, 08/09/22	805,582	0.1
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	1,257,483	0.1
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	848,812	0.1
434,000		ConAgra Foods, Inc., 3.200%, 01/25/23	415,614	0.1
880,000		Diageo Capital PLC, 2.625%, 04/29/23	819,881	0.1
350,000		Kraft Foods Group, Inc., 3.500%, 06/06/22	347,060	0.0
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	1,939,838	0.2
			6,434,270	0.7

		Energy: 1.3%
355,000		Apache Corp., 3.250%, 04/15/22	350,159	0.0
271,000		Apache Corp., 4.750%, 04/15/43	258,330	0.0
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	283,465	0.0
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	770,157	0.1
850,000	#	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	821,788	0.1
469,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	439,545	0.1
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	916,950	0.1
252,000		EOG Resources, Inc., 2.625%, 03/15/23	236,157	0.0
250,000		Hess Corp., 8.125%, 02/15/19	313,615	0.0
659,000		Husky Energy, Inc., 5.900%, 06/15/14	689,593	0.1
676,000		Husky Energy, Inc., 7.250%, 12/15/19	833,692	0.1
15,000		Kinder Morgan Energy Partners L.P., 7.400%, 03/15/31	17,846	0.0
420,000		Kinder Morgan Energy Partners L.P., 7.750%, 03/15/32	520,705	0.1
536,000		Petrobras Global Finance BV, 2.414%, 01/15/19	526,620	0.1
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,626,637	0.2
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	985,478	0.1
1,050,000		Total Capital International SA, 1.550%, 06/28/17	1,041,307	0.1

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

423,000		Transocean, Inc., 3.800%, 10/15/22	403,474	0.1
			11,035,518	1.3

		Financials: 3.8%
870,000	#	ABN Amro Bank NV, 2.046%, 01/30/14	877,803	0.1
850,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	794,436	0.1
1,520,000		American International Group, Inc., 4.875%, 06/01/22	1,622,269	0.2
892,000		American Express Co., 5.500%, 09/12/16	996,707	0.1
850,000	#	American Tower Trust I, 3.070%, 03/15/23	817,066	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	565,285	0.1
710,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	733,075	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	665,819	0.1
420,000		Bank of America Corp., 7.375%, 05/15/14	441,947	0.0
590,000		Bank of America Corp., 7.625%, 06/01/19	709,624	0.1
690,000	#	BBVA, 6.750%, 09/30/22	746,925	0.1
558,000	#	BNP Paribas, 7.195%, 06/29/49	542,655	0.1
365,000		Boston Properties, Inc., 5.000%, 06/01/15	392,430	0.0
754,000	#	BPCE S.A., 12.500%, 08/29/49	921,765	0.1
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,415,784	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,369,550	0.2
295,000		Citigroup, Inc., 3.375%, 03/01/23	282,604	0.0
800,000		Credit Suisse New York, 5.500%, 05/01/14	832,732	0.1
965,000	#	ERAC USA Finance, LLC, 7.000%, 10/15/37	1,140,892	0.1
761,000		ERP Operating L.P., 4.625%, 12/15/21	807,060	0.1
210,000		ERP Operating L.P., 5.375%, 08/01/16	234,218	0.0
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,206,899	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	667,829	0.1
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	629,146	0.1
57,000	#	Hyundai Capital America, 2.125%, 10/02/17	55,143	0.0
258,000		JPMorgan Chase & Co., 3.250%, 09/23/22	245,284	0.0
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,185,909	0.1
780,000		Marsh & McLennan Cos, Inc., 4.800%, 07/15/21	842,480	0.1

470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	490,360	0.1
1,730,000		Morgan Stanley, 6.625%, 04/01/18	1,962,225	0.2
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,034,578	0.1
208,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	211,571	0.0
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	407,880	0.0
1,228,000		Simon Property Group L.P., 5.875%, 03/01/17	1,386,496	0.2
820,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	851,226	0.1
200,000	#	Swedbank AB, 2.125%, 09/29/17	198,912	0.0
1,530,000	#	Temasek Financial I Ltd., 2.375%, 01/23/23	1,362,096	0.2
687,000		Wachovia Corp., 5.250%, 08/01/14	717,735	0.1
840,000	#	WEA Finance, LLC, 4.625%, 05/10/21	887,179	0.1
227,000	#	WEA Finance, LLC, 6.750%, 09/02/19	268,317	0.0
930,000		Wells Fargo & Co., 2.100%, 05/08/17	933,899	0.1
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	461,175	0.1
			32,916,985	3.8

		Health Care: 0.9%
1,560,000	#	AbbVie, Inc., 1.200%, 11/06/15	1,562,391	0.2
510,000		Baxter International, Inc., 3.200%, 06/15/23	500,990	0.1
980,000		CareFusion Corp., 6.375%, 08/01/19	1,132,092	0.1
1,100,000		Express Scripts Holding Co., 2.650%, 02/15/17	1,120,721	0.1
832,000		Hospira, Inc., 6.050%, 03/30/17	890,787	0.1
1,114,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,331,185	0.1
1,060,000		Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,061,429	0.1
502,000		WellPoint, Inc., 3.300%, 01/15/23	478,558	0.1
			8,078,153	0.9

		Industrials: 0.4%
259,000		ABB Finance USA, Inc., 2.875%, 05/08/22	248,474	0.0
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	986,589	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	831,056	0.1
431,000		General Electric Capital Corp., 3.100%, 01/09/23	407,732	0.1
710,000		General Electric Co., 2.700%, 10/09/22	672,895	0.1

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

360,000		United Technologies Corp., 3.100%, 06/01/22	356,101	0.0
			3,502,847	0.4

		Information Technology: 0.2%
308,000		Apple, Inc., 3.850%, 05/04/43	275,061	0.1
940,000		Baidu, Inc., 3.500%, 11/28/22	844,119	0.1
243,000		eBay, Inc., 1.350%, 07/15/17	238,988	0.0
			1,358,168	0.2

		Materials: 0.2%
860,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	779,457	0.1
770,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	743,477	0.1
252,000		Vale Overseas Ltd., 4.625%, 09/15/20	250,047	0.0
198,000		Vale Overseas Ltd., 6.875%, 11/10/39	201,021	0.0
			1,974,002	0.2

		Telecommunication Services: 0.5%
685,000		AT&T, Inc., 5.550%, 08/15/41	716,544	0.1
320,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	344,473	0.0
605,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	694,890	0.1
1,230,000		Rogers Communications, Inc., 6.800%, 08/15/18	1,486,054	0.2
653,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	661,244	0.1
			3,903,205	0.5

		Utilities: 0.6%
377,000		Midamerican Funding, LLC, 6.927%, 03/01/29	470,269	0.1
669,000		Oncor Electric Delivery Co., 7.000%, 09/01/22	831,475	0.1
730,000		Pacific Gas & Electric Co., 4.600%, 06/15/43	722,376	0.1
730,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	692,662	0.1
907,000		Progress Energy, Inc., 3.150%, 04/01/22	869,944	0.1
765,000		PSEG Power, LLC, 5.320%, 09/15/16	848,988	0.1
404,000	#	State Grid Overseas Investment 2013 Ltd., 1.750%, 05/22/18	387,563	0.0
			4,823,277	0.6

	Total Corporate Bonds/Notes
	(Cost $78,738,007)		82,109,864	9.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.2%
21,377	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	7,462	0.0
2,050,000		Citigroup Commercial Mortgage Trust, 5.885%, 12/10/49	2,332,646	0.3

1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,617,901	0.2
138,668		Freddie Mac, 4.186%, 08/25/19	152,659	0.0
127,920	#	GG1C Funding Corp., 5.129%, 01/15/14	128,792	0.0
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	128,606	0.0
3,048,349	L	GS Mortgage Securities Corp. II, 5.982%, 08/10/45	3,410,008	0.4
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	1,242,368	0.1
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, 09/12/37	1,530,102	0.2
1,660,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.383%, 05/15/41	1,702,474	0.2
1,278,215		JPMorgan Chase Commercial Mortgage Securities Corp., 6.003%, 06/15/49	1,436,391	0.2
1,724,216		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, 06/12/50	1,934,793	0.2
2,207,679	#,^	Morgan Stanley Capital I, 1.117%, 11/15/30	39,573	0.0
22,840		RAAC Series, 4.971%, 09/25/34	22,798	0.0
899,589	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	902,288	0.1
964,409		Wachovia Bank Commercial Mortgage Trust, 5.937%, 06/15/49	1,083,327	0.1
1,200,000		Wachovia Bank Commercial Mortgage Trust, 6.122%, 02/15/51	1,339,493	0.2
376,601		W3A Funding Corp., 8.090%, 01/02/17	381,403	0.0

	Total Collateralized Mortgage Obligations
	(Cost $18,489,661)		19,393,084	2.2

MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, 01/01/40	1,202,310	0.1

	Total Municipal Bonds
	(Cost $935,210)		1,202,310	0.1

FOREIGN GOVERNMENT BONDS: 1.2%
		Banks: 0.3%
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	473,445	0.0

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	683,223	0.1
1,400,000		KFW, 4.875%, 06/17/19	1,624,721	0.2
			2,781,389	0.3

		Energy: 0.0%
233,000		Petrobras International Finance Co. - Pifco, 6.750%, 01/27/41	234,152	0.0

820,000	#	Iceland Government International Bond, 4.875%, 06/16/16	858,078	0.1
1,156,000		Mexico Government International Bond, 4.750%, 03/08/44	1,034,620	0.1
102,000		Peruvian Government International Bond, 7.350%, 07/21/25	131,070	0.0
322,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	324,973	0.0
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	784,890	0.1
1,800,000	#	Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	1,867,500	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	626,552	0.1

		Mining: 0.0%
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	242,465	0.0

		Multi-National: 0.2%
482,000	L	Asian Development Bank, 1.125%, 03/15/17	485,382	0.1
800,000		Asian Development Bank, 2.750%, 05/21/14	817,603	0.1
			1,302,985	0.2

		Oil&Gas: 0.1%
538,073	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	573,047	0.1

	Total Foreign Government Bonds (Cost $10,262,457)		10,761,721	1.2

U.S. TREASURY OBLIGATIONS: 12.0%
		U.S. Treasury Bonds: 3.7%
4,607,000		3.125%, due 05/15/19	4,998,056	0.6
183,000		3.750%, due 11/15/18	204,531	0.0
24,000		4.500%, due 02/15/36	28,611	0.0
16,689,500		4.500%, due 08/15/39	19,975,245	2.3
485,000		4.750%, due 08/15/17	556,632	0.1
792,000		5.000%, due 05/15/37	1,011,904	0.1
978,000		5.125%, due 05/15/16	1,103,116	0.1
131,000		5.250%, due 02/15/29	166,636	0.0
258,000		5.375%, due 02/15/31	336,125	0.1
125,000		6.000%, due 02/15/26	167,793	0.0
390,000		6.750%, due 08/15/26	558,309	0.1
390,000		8.000%, due 11/15/21	565,287	0.1

1,444,000		8.500%, due 02/15/20	2,054,090	0.2
57,000		9.875%, due 11/15/15	69,611	0.0
			31,795,946	3.7

		U.S. Treasury Notes: 8.3%
3,304,000		0.500%, due 08/15/14	3,314,906	0.4
28,325,000		0.875%, due 12/31/16	28,305,087	3.3
4,218,000		3.125%, due 05/15/21	4,527,761	0.5
3,642,000		1.875%, due 04/30/14	3,693,571	0.4
25,641,000		2.125%, due 05/31/15	26,508,897	3.1
663,000		2.625%, due 02/29/16	699,284	0.1
2,011,900		2.750%, due 02/15/19	2,140,867	0.2
2,588,000		3.500%, due 05/15/20	2,862,064	0.3
			72,052,437	8.3

	Total U.S. Treasury Obligations (Cost $101,947,167)		103,848,383	12.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.8%
		Federal Home Loan Mortgage Corporation: 3.8%##
308,000		1.869%, due 11/25/19	300,495	0.1
141,415		2.303%, due 09/25/18	143,569	0.0
392,000		2.412%, due 08/25/18	400,174	0.1
1,124,000	W	2.500%, due 03/15/28	1,129,971	0.1
220,167		3.000%, due 04/01/43	215,272	0.0
1,493,133		3.000%, due 04/01/43	1,459,175	0.2
257,586		3.000%, due 05/01/43	251,873	0.0
447,225		3.000%, due 05/01/43	437,306	0.1
588,086		3.000%, due 05/01/43	574,768	0.1
257,598		3.000%, due 05/01/43	251,765	0.0
1,952,000	W	3.000%, due 07/01/43	1,903,200	0.2
1,474,000	W	3.500%, due 11/15/41	1,493,346	0.2
865,573		3.500%, due 02/01/42	879,623	0.1
534,318		3.500%, due 04/01/42	544,726	0.1
2,279,000	W	3.500%, due 04/15/42	2,295,380	0.3
718,448		3.500%, due 12/01/42	730,596	0.1
365,870		3.500%, due 04/01/43	372,092	0.1
879,000		3.808%, due 08/25/20	942,961	0.1
264,180		3.882%, due 11/25/17	286,163	0.0
1,469,859		4.000%, due 11/01/40	1,529,846	0.2
1,890,905		4.000%, due 01/01/41	1,968,076	0.2
163,899		4.500%, due 08/01/18	172,111	0.0
193,176		4.500%, due 11/01/18	202,854	0.0
541,507		4.500%, due 01/01/19	568,638	0.1
719,714		4.500%, due 08/01/24	758,004	0.1
86,155		4.500%, due 04/01/35	91,649	0.0
609,011		4.500%, due 07/01/39	641,406	0.1
309,270		4.500%, due 09/01/39	325,721	0.1
184,643		4.500%, due 10/01/39	194,465	0.0
19,465		5.000%, due 03/01/18	20,577	0.0
60,840		5.000%, due 05/01/18	64,315	0.0
95,979		5.000%, due 05/01/18	101,601	0.0
210,507		5.000%, due 02/01/19	223,056	0.0
826,095		5.000%, due 09/01/33	887,407	0.1
213,677		5.000%, due 03/01/34	236,561	0.0
104,973		5.000%, due 04/01/34	112,519	0.0
152,347		5.000%, due 08/01/35	162,939	0.0
103,197		5.000%, due 10/01/35	110,373	0.0
309,591		5.000%, due 10/01/35	334,628	0.1
167,380		5.000%, due 11/01/35	179,019	0.0
166,071		5.000%, due 12/01/36	177,618	0.0
1,137,971		5.000%, due 07/01/39	1,214,815	0.2
1,064,000		5.085%, due 03/25/19	1,225,040	0.2
198,874		5.500%, due 01/01/19	215,130	0.0
21,634		5.500%, due 07/01/19	23,344	0.0
33,831		5.500%, due 08/01/19	36,507	0.0
2,310		5.500%, due 02/01/20	2,494	0.0
27,691		5.500%, due 10/01/21	29,961	0.0

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

5,948		5.500%, due 10/01/24	6,471	0.0
226,599		5.500%, due 06/01/25	246,111	0.0
119,856		5.500%, due 07/01/25	130,071	0.0
188,292		5.500%, due 08/01/25	204,261	0.0
31,211		5.500%, due 09/01/25	33,844	0.0
376,413		5.500%, due 12/01/33	407,988	0.1
289,007		5.500%, due 12/01/33	320,627	0.1
648,846		5.500%, due 01/01/34	703,273	0.1
109,669		5.500%, due 04/01/34	121,611	0.0
74,525		5.500%, due 11/01/34	81,458	0.0
122,599		5.500%, due 09/01/35	133,042	0.0
14,779		5.500%, due 10/01/35	15,892	0.0
69,030		5.500%, due 02/01/37	75,206	0.0
4,729		6.000%, due 04/01/16	4,938	0.0
31,784		6.000%, due 04/01/17	34,168	0.0
19,965		6.000%, due 07/01/17	21,463	0.0
25,850		6.000%, due 10/01/17	27,789	0.0
242,170		6.000%, due 08/01/19	261,870	0.0
68,184		6.000%, due 08/01/19	73,807	0.0
24,831		6.000%, due 09/01/19	26,774	0.0
49,311		6.000%, due 05/01/21	53,808	0.0
252,964		6.000%, due 02/01/23	274,779	0.0
27,638		6.000%, due 12/01/25	30,104	0.0
65,194		6.000%, due 02/01/26	71,031	0.0
146,318		6.000%, due 04/01/34	163,303	0.0
34,850		6.000%, due 05/01/34	38,916	0.0
67,890		6.000%, due 07/01/34	75,764	0.0
16,721		6.000%, due 07/01/34	18,395	0.0
29,996		6.000%, due 07/01/34	33,037	0.0
10,810		6.000%, due 08/01/34	11,836	0.0
74,427		6.000%, due 08/01/34	81,971	0.0
13,295		6.000%, due 08/01/34	14,665	0.0
444,672		6.000%, due 08/01/34	494,553	0.1
53,927		6.000%, due 09/01/34	59,084	0.0
98,736		6.000%, due 07/01/35	108,220	0.0
198,271		6.000%, due 08/01/35	217,315	0.0
264,332		6.000%, due 11/01/35	290,230	0.0
112,820		6.000%, due 03/01/36	123,538	0.0
241,822		6.000%, due 10/01/36	266,035	0.0
44,008		6.000%, due 03/01/37	47,701	0.0
64,094		6.000%, due 05/01/37	69,826	0.0
23,325		6.500%, due 05/01/34	26,223	0.0
25,723		6.500%, due 05/01/34	28,927	0.0
57,100		6.500%, due 06/01/34	64,723	0.0
29,837		6.500%, due 06/01/34	33,720	0.0
17,999		6.500%, due 06/01/34	20,236	0.0
138,007		6.500%, due 08/01/34	155,833	0.0
26,862		6.500%, due 08/01/34	30,358	0.0
16,908		6.500%, due 08/01/34	19,159	0.0
3,505		6.500%, due 08/01/34	3,691	0.0
258,007		6.500%, due 08/01/34	292,286	0.1
83,446		6.500%, due 10/01/34	94,940	0.0
1,514		6.500%, due 11/01/34	1,652	0.0
4,397		6.500%, due 09/01/35	4,947	0.0
134,234		6.500%, due 05/01/37	150,140	0.0
137,465		6.500%, due 07/01/37	153,887	0.0
57,239		6.500%, due 07/01/37	63,469	0.0
22,244		6.500%, due 02/01/38	23,802	0.0
			33,065,897	3.8

		Federal National Mortgage Association: 6.7%##
1,437,000	W	2.500%, due 02/25/27	1,445,757	0.2
420,803		2.500%, due 02/01/28	424,106	0.1
252,555		2.500%, due 05/01/28	254,534	0.0
700,000		2.578%, due 09/25/18	721,486	0.1
188,567		3.000%, due 03/01/27	194,506	0.0
569,898		3.000%, due 04/01/27	588,061	0.1
2,431,000	W	3.000%, due 05/25/27	2,489,116	0.3
10,540,000	W	3.500%, due 03/25/41	10,642,106	1.2
128,603		3.500%, due 11/01/41	130,860	0.0

723,659		3.500%, due 01/01/42	736,423	0.1
231,315		3.500%, due 01/01/42	235,518	0.0
77,447		3.500%, due 01/01/42	78,862	0.0
117,122		3.800%, due 02/01/18	125,858	0.0
138,612		3.849%, due 07/01/18	151,200	0.0
96,928		3.910%, due 02/01/18	105,360	0.0
650,000	W	4.000%, due 07/17/18	685,318	0.1
255,764		4.000%, due 09/01/40	266,766	0.0
255,531		4.000%, due 02/01/41	267,651	0.0
105,665		4.007%, due 08/01/13	105,772	0.0
62,210		4.500%, due 04/01/18	66,209	0.0
162,420		4.500%, due 06/01/18	172,846	0.0
20,997		4.500%, due 07/01/18	22,354	0.0
148,776		4.500%, due 03/01/19	158,372	0.0
74,434		4.500%, due 04/01/20	79,226	0.0
470,797		4.500%, due 08/01/33	499,577	0.1
1,397,095		4.500%, due 03/01/34	1,483,348	0.2
2,052,000	W	4.500%, due 09/01/39	2,164,860	0.3
556,888		4.500%, due 02/01/41	598,539	0.1
574,445		4.500%, due 04/01/41	616,948	0.1
112,961		4.600%, due 09/01/19	126,627	0.0
425,747		4.629%, due 05/01/14	433,501	0.1
345,795		4.826%, due 08/01/14	354,610	0.1
13,918		4.858%, due 02/01/14	13,997	0.0
287,153		4.880%, due 03/01/20	315,556	0.1
298,742		4.907%, due 04/01/15	314,805	0.1
248,000		4.940%, due 08/01/15	263,593	0.0
121,749		5.000%, due 11/01/17	130,446	0.0
394,818		5.000%, due 02/01/18	422,208	0.1
421,321		5.000%, due 12/01/18	450,779	0.1
155,251		5.000%, due 07/01/19	166,915	0.0
205,119		5.000%, due 12/01/20	219,375	0.0
181,231		5.000%, due 11/01/33	196,087	0.0
198,675		5.000%, due 03/01/34	215,350	0.0
111,604		5.000%, due 05/01/34	120,542	0.0
110,115		5.000%, due 08/01/34	118,934	0.0
317,168		5.000%, due 09/01/34	342,569	0.1
176,834		5.000%, due 01/01/35	190,996	0.0
286,379		5.000%, due 06/01/35	308,385	0.0
752,029		5.000%, due 07/01/35	809,817	0.1
311,591		5.000%, due 07/01/35	337,067	0.1
224,696		5.000%, due 08/01/35	242,597	0.0
90,868		5.000%, due 09/01/35	97,851	0.0
905,425		5.000%, due 10/01/35	975,001	0.1
94,051		5.000%, due 01/01/36	101,554	0.0
133,942		5.000%, due 07/01/39	147,782	0.0
414,559		5.000%, due 10/01/39	453,991	0.1
156,904		5.000%, due 11/01/39	172,990	0.0
80,641		5.000%, due 11/01/40	88,570	0.0
136,636		5.000%, due 11/01/40	150,122	0.0
85,117		5.000%, due 01/01/41	93,232	0.0
117,195		5.000%, due 03/01/41	128,730	0.0
7,886		5.190%, due 11/01/15	8,511	0.0
90,899		5.350%, due 12/01/16	99,579	0.0
329,732		5.370%, due 05/01/18	376,551	0.1
39,321		5.450%, due 04/01/17	44,200	0.0
262,856		5.464%, due 11/01/15	284,495	0.0
163,282		5.500%, due 11/01/17	172,743	0.0
94,467		5.500%, due 01/01/18	99,870	0.0
186,335		5.500%, due 02/01/18	197,737	0.0
183,922		5.500%, due 06/01/19	198,590	0.0
20,061		5.500%, due 07/01/19	21,369	0.0
99,677		5.500%, due 07/01/19	107,629	0.0
74,384		5.500%, due 07/01/19	80,312	0.0
105,485		5.500%, due 08/01/19	113,893	0.0
30,021		5.500%, due 09/01/19	32,050	0.0
98,796		5.500%, due 09/01/19	106,678	0.0
324,337		5.500%, due 02/01/33	355,022	0.1
4,519		5.500%, due 03/01/33	4,953	0.0
10,558		5.500%, due 05/01/33	11,659	0.0

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

338,669	5.500%, due 06/01/33	370,710	0.1
126,329	5.500%, due 06/01/33	138,281	0.0
31,955	5.500%, due 07/01/33	34,978	0.0
858,060	5.500%, due 07/01/33	939,241	0.1
251,088	5.500%, due 11/01/33	274,844	0.0
84,745	5.500%, due 12/01/33	93,327	0.0
160,444	5.500%, due 01/01/34	176,759	0.0
51,177	5.500%, due 01/01/34	56,338	0.0
109,484	5.500%, due 01/01/34	119,842	0.0
95,189	5.500%, due 02/01/34	106,241	0.0
149,482	5.500%, due 02/01/34	164,535	0.0
239,101	5.500%, due 02/01/34	261,723	0.0
71,465	5.500%, due 02/01/34	79,602	0.0
57,167	5.500%, due 03/01/34	63,928	0.0
51,458	5.500%, due 03/01/34	57,482	0.0
63,582	5.500%, due 04/01/34	70,758	0.0
56,319	5.500%, due 04/01/34	62,919	0.0
165,572	5.500%, due 05/01/34	184,351	0.0
190,592	5.500%, due 05/01/34	212,859	0.0
294,115	5.500%, due 05/01/34	328,722	0.1
146,291	5.500%, due 05/01/34	161,751	0.0
50,005	5.500%, due 06/01/34	55,204	0.0
71,188	5.500%, due 07/01/34	78,680	0.0
479,527	5.500%, due 07/01/34	529,770	0.1
93,970	5.500%, due 07/01/34	102,937	0.0
33,334	5.500%, due 07/01/34	36,500	0.0
48,040	5.500%, due 07/01/34	53,072	0.0
86,107	5.500%, due 07/01/34	94,268	0.0
45,424	5.500%, due 07/01/34	50,168	0.0
264,094	5.500%, due 09/01/34	291,174	0.0
31,771	5.500%, due 09/01/34	35,457	0.0
90,344	5.500%, due 09/01/34	98,898	0.0
58,510	5.500%, due 09/01/34	64,410	0.0
100,097	5.500%, due 09/01/34	110,537	0.0
134,196	5.500%, due 09/01/34	146,961	0.0
4,976	5.500%, due 09/01/34	5,406	0.0
442,276	5.500%, due 09/01/34	488,171	0.1
12,133	5.500%, due 09/01/34	13,381	0.0
135,733	5.500%, due 10/01/34	148,650	0.0
367,779	5.500%, due 10/01/34	405,586	0.1
288,206	5.500%, due 10/01/34	317,761	0.1
1,716	5.500%, due 11/01/34	1,917	0.0
370,690	5.500%, due 11/01/34	406,140	0.1
203,744	5.500%, due 11/01/34	223,065	0.0
589,764	5.500%, due 12/01/34	651,391	0.1
255,055	5.500%, due 12/01/34	279,280	0.0
18,231	5.500%, due 02/01/35	19,878	0.0
160,512	5.500%, due 04/01/35	177,153	0.0
5,755	5.500%, due 04/01/35	6,339	0.0
550,730	5.500%, due 09/01/35	615,629	0.1
660,010	5.500%, due 01/01/36	717,234	0.1
256,426	5.500%, due 01/01/37	278,612	0.0
481,903	5.500%, due 08/01/37	525,652	0.1
228,374	5.500%, due 08/01/37	249,106	0.0
173,182	5.500%, due 08/01/38	188,803	0.0
293,627	5.661%, due 02/01/16	321,322	0.1
188,259	5.724%, due 07/01/16	209,644	0.0
63,033	6.000%, due 02/01/17	66,725	0.0
2,428	6.000%, due 03/01/17	2,573	0.0
80,349	6.000%, due 08/01/17	85,872	0.0
40,376	6.000%, due 03/01/18	43,295	0.0
340,744	6.000%, due 11/01/18	364,481	0.1
40,897	6.000%, due 01/01/21	44,688	0.0
20,984	6.000%, due 01/01/34	23,078	0.0
42,506	6.000%, due 03/01/34	47,429	0.0
54,453	6.000%, due 03/01/34	61,016	0.0
225,198	6.000%, due 04/01/34	246,916	0.0
453,707	6.000%, due 04/01/34	501,577	0.1
323,696	6.000%, due 04/01/34	361,841	0.1
50,325	6.000%, due 05/01/34	56,421	0.0

19,332	6.000%, due 05/01/34	21,045	0.0
329,530	6.000%, due 06/01/34	367,677	0.1
42,219	6.000%, due 06/01/34	47,094	0.0
183,634	6.000%, due 06/01/34	203,610	0.0
408,256	6.000%, due 06/01/34	456,147	0.1
46,428	6.000%, due 06/01/34	51,281	0.0
195,527	6.000%, due 07/01/34	214,444	0.0
99,004	6.000%, due 07/01/34	109,192	0.0
177,001	6.000%, due 07/01/34	194,993	0.0
144,296	6.000%, due 07/01/34	160,328	0.0
21,097	6.000%, due 07/01/34	23,259	0.0
235,691	6.000%, due 08/01/34	258,761	0.0
386,913	6.000%, due 08/01/34	429,565	0.1
34,804	6.000%, due 08/01/34	38,408	0.0
14,301	6.000%, due 08/01/34	15,718	0.0
61,910	6.000%, due 10/01/34	69,238	0.0
159,383	6.000%, due 10/01/34	177,216	0.0
285,540	6.000%, due 10/01/34	317,397	0.1
64,841	6.000%, due 11/01/34	71,576	0.0
12,287	6.000%, due 11/01/34	13,478	0.0
101,556	6.000%, due 04/01/35	112,827	0.0
5,443	6.000%, due 08/01/35	6,046	0.0
21,133	6.000%, due 09/01/35	23,236	0.0
91,932	6.000%, due 09/01/35	102,660	0.0
101,698	6.000%, due 10/01/35	113,466	0.0
68,313	6.000%, due 10/01/35	75,849	0.0
2,234	6.000%, due 11/01/35	2,481	0.0
485,871	6.000%, due 12/01/35	539,626	0.1
118,130	6.000%, due 12/01/35	131,107	0.0
115,263	6.000%, due 12/01/35	128,341	0.0
2,040	6.000%, due 02/01/36	2,285	0.0
193,051	6.000%, due 03/01/36	212,137	0.0
236,465	6.000%, due 04/01/36	257,547	0.0
3,994	6.000%, due 06/01/36	4,391	0.0
151,049	6.000%, due 07/01/37	168,328	0.0
116,094	6.500%, due 06/01/31	128,308	0.0
304	6.500%, due 07/01/31	339	0.0
3,864	6.500%, due 07/01/31	4,047	0.0
191	6.500%, due 08/01/31	219	0.0
94,499	6.500%, due 09/01/31	102,653	0.0
74,087	6.500%, due 12/01/31	82,785	0.0
1,182	6.500%, due 01/01/32	1,338	0.0
1,978	6.500%, due 02/01/32	2,112	0.0
216,353	6.500%, due 07/01/32	239,897	0.0
321,423	6.500%, due 08/01/32	355,091	0.1
248,882	6.500%, due 01/01/33	282,698	0.0
55,022	6.500%, due 04/01/34	63,912	0.0
284,791	6.500%, due 08/01/34	321,417	0.1
1,299	6.500%, due 04/01/36	1,464	0.0
98,976	6.500%, due 05/01/36	111,378	0.0
55,036	6.500%, due 01/01/37	61,292	0.0
155,225	6.500%, due 02/01/37	173,446	0.0
7,085	6.500%, due 02/01/37	7,915	0.0
14,914	6.500%, due 02/01/37	16,178	0.0
368,269	6.500%, due 07/01/37	411,077	0.1
25,541	7.500%, due 02/01/30	30,381	0.0
112,657	7.500%, due 03/01/31	128,898	0.0
2,919	7.500%, due 11/01/31	3,495	0.0
469	7.500%, due 02/01/32	561	0.0
97,000	3.154%, due 02/25/18	102,360	0.0
67,143	5.500%, due 05/01/35	73,457	0.0
		58,022,690	6.7

	Government National Mortgage Association: 2.2%
655,077	3.000%, due 02/15/43	649,782	0.1
800,000	3.000%, due 03/20/43	791,375	0.1
1,316,000	3.000%, due 06/20/43	1,304,391	0.2
384,418	3.500%, due 12/15/41	397,093	0.1
264,745	3.500%, due 02/15/42	272,642	0.0

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

4,292,000		3.500%, due 02/20/42	4,406,006	0.5
1,980,902		4.000%, due 01/20/41	2,091,222	0.2
499,853		4.000%, due 02/20/41	524,908	0.1
376,163		4.000%, due 04/20/41	396,907	0.1
925,260		4.000%, due 02/20/42	972,946	0.1
35,010		4.500%, due 07/20/33	37,680	0.0
50,202		4.500%, due 09/15/33	53,684	0.0
239,249		4.500%, due 09/20/33	257,430	0.0
79,605		4.500%, due 12/20/34	85,650	0.0
703,174		4.500%, due 11/15/39	749,301	0.1
492,248		4.500%, due 03/15/40	541,615	0.1
883,165		4.500%, due 04/15/40	945,188	0.1
324,738		4.500%, due 06/15/40	351,830	0.0
470,943		4.500%, due 01/20/41	507,773	0.1
286,869		4.500%, due 06/20/41	306,339	0.0
36,170		5.000%, due 07/20/33	39,470	0.0
72,681		5.000%, due 03/15/34	79,065	0.0
220,306		5.000%, due 06/15/34	239,658	0.0
59,361		5.000%, due 10/15/34	64,644	0.0
354,435		5.500%, due 11/15/32	390,544	0.0
1,164,900		5.500%, due 05/15/33	1,282,665	0.2
169,818		5.500%, due 08/15/33	186,985	0.0
28,576		5.500%, due 08/15/33	31,321	0.0
19,139		5.500%, due 12/15/33	21,315	0.0
171,065		6.000%, due 09/15/32	192,256	0.0
5,719		6.000%, due 09/15/32	6,416	0.0
1,684		6.000%, due 10/15/32	1,890	0.0
15,585		6.000%, due 10/15/32	17,705	0.0
382,658		6.000%, due 04/15/33	428,460	0.1
9,572		6.000%, due 04/15/34	10,733	0.0
84,445		6.000%, due 07/15/34	94,856	0.0
170,065		6.000%, due 07/15/34	191,142	0.0
83,568		6.000%, due 07/15/34	93,946	0.0
78,662		6.000%, due 09/15/34	87,776	0.0
174,181		6.000%, due 11/20/34	202,474	0.0
241,581		6.000%, due 02/20/35	279,445	0.0
47,607		6.000%, due 04/20/35	53,135	0.0
			19,639,663	2.2

		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/02/18	589,818	0.1

	Total U.S. Government Agency Obligations (Cost $108,063,211)		111,318,068	12.8

ASSET-BACKED SECURITIES: 0.7%
		Home Equity Asset-Backed Securities: 0.2%
936,357	#	Bayview Financial Revolving Mortgage Loan Trust, 1.795%, 12/28/40	452,163	0.0
483,765		GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	458,204	0.1
1,144,110		Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	656,604	0.1
			1,566,971	0.2

		Other Asset-Backed Securities: 0.5%
175,920	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	176,026	0.0
710,000	#	Race Point IV CLO Ltd., 0.474%, 08/01/21	697,288	0.1
291,442		Small Business Administration, 4.770%, 04/01/24	312,758	0.0

474,254	Small Business Administration, 4.990%, 09/01/24	517,797	0.1
1,766,161	Small Business Administration, 5.110%, 08/01/25	1,944,709	0.2
479,177	Small Business Administration, 5.180%, 05/01/24	527,386	0.1
		4,175,964	0.5

	Total Asset-Backed Securities (Cost $6,449,778)	5,742,935	0.7

	Total Long-Term Investments (Cost $741,768,274)	862,777,364	99.4

SHORT-TERM INVESTMENTS: 2.5%
	Commercial Paper: 1.5%
12,921,000	HSBC USA Inc., 0.050%, 07/01/13 (Cost $12,920,982)	12,920,982	1.5

		Securities Lending Collateralcc(1): 1.0%
2,138,049	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,138,070, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,180,818, due 07/03/13-05/15/37)	2,138,049	0.3
450,111	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $450,117, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $459,113, due 07/05/13-08/15/21)	450,111	0.1
2,138,049	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,138,075, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $2,180,856, due 05/01/15-01/01/47)	2,138,049	0.2

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

2,138,049	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,138,075, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $2,180,810, due 06/01/18-04/01/43)	2,138,049	0.2
2,138,049	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,138,077, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $2,180,810, due 12/04/13-08/27/32)	2,138,049	0.2
		9,002,307	1.0

	Total Short-Term Investments (Cost $21,923,289)	21,923,289	2.5

	Total Investments in Securities (Cost $763,691,563)	$884,700,653	101.9
	Liabilities in Excess of Other Assets	(16,819,257)	(1.9)

	Net Assets	$867,881,396	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $777,925,646.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$130,027,443
Gross Unrealized Depreciation	(23,252,436)

Net Unrealized Appreciation	$106,775,007

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$61,257,034	$–	$–	$61,257,034
Consumer Staples	57,420,448	13,222,897	–	70,643,345
Energy	50,342,028	2,383,580	–	52,725,608
Financials	105,399,230	8,836,954	–	114,236,184
Health Care	64,245,178	2,124,701	–	66,369,879
Industrials	63,122,983	1,307,305	–	64,430,288
Information Technology	42,971,149	2,068,406	–	45,039,555
Materials	13,109,654	1,913,082	–	15,022,736
Telecommunication Services	17,230,936	3,063,100	–	20,294,036
Utilities	11,538,766	2,622,063	–	14,160,829

Total Common Stock	486,637,406	37,542,088	–	524,179,494

Preferred Stock	2,455,926	1,765,579	–	4,221,505
Corporate Bonds/Notes	–	82,109,864	–	82,109,864
Collateralized Mortgage Obligations	–	19,393,084	–	19,393,084
Municipal Bonds	–	1,202,310	–	1,202,310
Short-Term Investments	–	21,923,289	–	21,923,289
U.S. Treasury Obligations	–	103,848,383	–	103,848,383
U.S. Government Agency Obligations	–	111,318,068	–	111,318,068
Asset-Backed Securities	–	5,566,909	176,026	5,742,935
Foreign Government Bonds	–	10,761,721	–	10,761,721

Total Investments, at fair value	$489,093,332	$395,431,295	$176,026	$884,700,653

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 89.9%
		Consumer Discretionary: 9.4%
3,366,600		Astro Malaysia Holdings Bhd	3,220,112	0.5
603,580		Comcast Corp. – Special Class A	23,944,019	3.8
20,312		Kabel Deutschland Holding AG	2,230,272	0.4
120,107	@	Liberty Global PLC - A	8,897,526	1.4
66,274	@	Liberty Global PLC - C	4,499,342	0.7
55,940		Sirius XM Radio, Inc.	187,399	0.0
33,122		Telenet Group Holding NV	1,520,165	0.3
127,296		Time Warner Cable, Inc.	14,318,254	2.3
			58,817,089	9.4

		Energy: 14.7%
36,410		Anadarko Petroleum Corp.	3,128,711	0.5
36,420		Cabot Oil & Gas Corp.	2,586,549	0.4
58,390	@	Cheniere Energy, Inc.	1,620,907	0.3
50,320		Consol Energy, Inc.	1,363,672	0.2
141,930		Enbridge, Inc.	5,966,269	1.0
91,260	@	Ensco PLC	5,304,031	0.9
159,460		EQT Corp.	12,656,340	2.0
461,811	@	Kinder Morgan, Inc./Delaware	17,618,090	2.8
91,010	@	Noble Corp.	3,420,156	0.5
70,060		Noble Energy, Inc.	4,206,402	0.7
208,110		QEP Resources, Inc.	5,781,296	0.9
220,250		Spectra Energy Corp.	7,589,815	1.2
86,950		TransCanada Corp.	3,743,554	0.6
271,241		Williams Companies, Inc.	8,807,195	1.4
159,740		Williams Partners L.P.	8,242,584	1.3
			92,035,571	14.7

		Financials: 1.5%
127,500		American Tower Corp.	9,329,175	1.5

		Industrials: 0.8%
1,094,100		Snam Rete Gas S.p.A.	4,981,786	0.8

		Telecommunication Services: 15.6%
4,305,540		Bezeq Israeli Telecommunication Corp., Ltd.	5,724,342	0.9
539,190		BT Group PLC	2,531,378	0.4
227,020	@	Cellcom Israel Ltd.	2,095,395	0.3
156,579		CenturyTel, Inc.	5,535,068	0.9
688,980		Frontier Communications Corp.	2,790,369	0.4
6,400		KDDI Corp.	333,270	0.0
52,240		MegaFon OAO GDR	1,636,300	0.3
74,500		Mobile Telesystems OJSC	593,114	0.1
405,175		Mobile Telesystems OJSC ADR	7,674,015	1.2
527,600		Oi SA	941,066	0.2
737,874		Portugal Telecom SGPS S.A.	2,870,631	0.5

63,970	@	SBA Communications Corp.	4,741,456	0.8
799,287		TDC A/S	6,477,878	1.0
212,846		Tele2 AB	2,498,710	0.4
6,679,934		Telecom Italia S.p.A. RNC	3,724,098	0.6
150,260		Telefonica Brasil SA ADR	3,428,933	0.6
228,030		Telefonica Deutschland Holding AG	1,649,777	0.3
427,119		Tim Participacoes SA ADR	7,944,413	1.3
756,130	@	Turkcell Iletisim Hizmet AS	4,349,812	0.7
111,990		Verizon Communications, Inc.	5,637,577	0.9
2,337,812	@	Vodafone Group PLC	6,699,456	1.1
993,110		Windstream Corp.	7,656,878	1.2
4,567,000		XL Axiata Tbk PT	2,215,464	0.3
183,550		Ziggo NV	7,372,650	1.2
			97,122,050	15.6

		Utilities: 47.9%
1,089,740		AES Corp.	13,065,983	2.1
142,600		AGL Energy Ltd.	1,886,903	0.3
595,459		Aguas Andinas SA	424,164	0.1
1,521,219	@	Aksa Enerji Uretim AS	2,671,109	0.4
75,070		Alliant Energy Corp.	3,785,029	0.6
19,090		Ameren Corp.	657,460	0.1
159,520		American Electric Power Co., Inc.	7,143,306	1.1
148,507		APA Group	813,815	0.1
792,180	@	Calpine Corp.	16,817,981	2.7
293,490		CenterPoint Energy, Inc.	6,894,080	1.1
151,489		CEZ A/S	3,631,562	0.6
514,000		Cheung Kong Infrastructure Holdings Ltd.	3,424,968	0.6
1,662,000		China Longyuan Power Group Corp.	1,708,783	0.3
620,000		China Resources Gas Group Ltd.	1,594,787	0.3
125,070		Cia Paranaense de Energia ADR	1,553,369	0.2
242,900		Cia Paranaense de Energia	3,002,300	0.5
371,500		CLP Holdings Ltd.	3,003,142	0.5
570,800		CMS Energy Corp.	15,508,636	2.5
114,600		Cia de Saneamento de Minas Gerais-COPASA	1,858,170	0.3
54,860		Dominion Resources, Inc.	3,117,145	0.5
18,670		DTE Energy Co.	1,251,077	0.2
115,390		Duke Energy Corp.	7,788,825	1.2
8,230	@	Dynegy, Inc.	185,586	0.0
334,390		Edison International	16,104,222	2.6
987,500		EDP - Energias do Brasil S.A.	4,956,641	0.8
2,001,362		EDP Renovaveis S.A.	10,270,726	1.6
346,393		Enagas	8,561,427	1.4
105,580		Energen Corp.	5,517,611	0.9
5,765,372		Energias de Portugal S.A.	18,597,614	3.0
45,100		Fortum OYJ	844,869	0.1
139,570	@	Gas Natural SDG S.A.	2,811,979	0.5
267,841		Gaz de France	5,253,629	0.8

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

143,430		Great Plains Energy, Inc.	3,232,912	0.5
266,000		Hong Kong & China Gas	649,056	0.1
908,055		Iberdrola S.A.	4,798,685	0.8
290,300	@	Infraestructura Energetica Nova SAB de CV	1,050,528	0.2
45,600		ITC Holdings Corp.	4,163,280	0.7
323,780		Light S.A.	2,249,127	0.4
136,699		National Grid PLC	1,549,578	0.2
123,150		NextEra Energy, Inc.	10,034,262	1.6
185,490		NiSource, Inc.	5,312,434	0.8
112,820		Northeast Utilities	4,740,696	0.8
578,429		NRG Energy, Inc.	15,444,054	2.5
142,460		OGE Energy Corp.	9,715,772	1.6
9,588,316		E.ON Russia OJSC	692,416	0.1
184,510		Oneok, Inc.	7,622,108	1.2
54,230		Pacific Gas & Electric Co.	2,479,938	0.4
42,650		Pinnacle West Capital Corp.	2,365,796	0.4
203,780		Portland General Electric Co.	6,233,630	1.0
92,120		PPL Corp.	2,787,551	0.4
335,560		Public Service Enterprise Group, Inc.	10,959,390	1.8
38,980		Questar Corp.	929,673	0.1
147,781	@	Red Electrica de Espana	8,126,041	1.3
193,273		Scottish & Southern Energy PLC	4,475,761	0.7
128,260		Sempra Energy	10,486,538	1.7
210,470		Terna Participacoes SA	2,042,116	0.3
114,800		Tractebel Energia S.A.	1,784,755	0.3
			298,632,995	47.9

	Total Common Stock (Cost $497,553,701)		560,918,666	89.9

PREFERRED STOCK: 6.6%
		Utilities: 6.6%
771,286		Cia Energetica de Minas Gerais	6,847,503	1.1
63,160	@	Dominion Resources, Inc./VA	3,161,158	0.5
63,160	@	Dominion Resources, Inc./VA	3,170,632	0.5
81,520	@	NextEra Energy, Inc.	4,527,621	0.7
122,940	@	NextEra Energy, Inc. - Convertible	7,468,605	1.2
131,940	@	PPL Corp.	6,966,432	1.1
166,620	@	PPL Corp.	9,000,812	1.5

	Total Preferred Stock (Cost $41,456,265)		41,142,763	6.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.9%
		Telecommunication Services: 0.7%
1,891,000		SBA Communications Corp., 4.000%, 10/01/14	4,644,769	0.7

	Utilities: 0.2%
910,000	# Viridian Group FundCo II, 11.125%, 04/01/17	939,575	0.2

	Total Corporate Bonds/Notes (Cost $3,060,462)	5,584,344	0.9

	Total Long-Term Investments (Cost $542,070,428)	607,645,773	97.4

SHORT-TERM INVESTMENTS: 0.7%
	Commercial Paper: 0.7%
4,624,000	HSBC USA Inc., 0.050%, 07/01/13 (Cost $ 4,623,994)	4,623,994	0.7

	Total Short-Term Investments (Cost $4,623,994)	4,623,994	0.7

	Total Investments in Securities (Cost $546,694,422)	$612,269,767	98.1
	Assets in Excess of Other Liabilities	11,859,758	1.9

	Net Assets	$624,129,525	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $549,887,894.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$94,984,694
Gross Unrealized Depreciation	(32,602,821)

Net Unrealized Appreciation	$62,381,873

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$53,366,705	$5,450,384	$–	$58,817,089
Energy	92,035,571	–	–	92,035,571
Financials	9,329,175	–	–	9,329,175
Industrials	–	4,981,786	–	4,981,786
Telecommunication Services	54,923,048	42,199,002	–	97,122,050
Utilities	213,266,145	85,366,850	–	298,632,995

Total Common Stock	422,920,644	137,998,022	–	560,918,666

Preferred Stock	25,175,519	15,967,244	–	41,142,763
Corporate Bonds/Notes	–	5,584,344	–	5,584,344
Short-Term Investments	–	4,623,994	–	4,623,994

Total Investments, at fair value	$448,096,163	$164,173,604	$–	$612,269,767

Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,070,744	–	1,070,744

Total Assets	$448,096,163	$165,244,348	$–	$613,340,511

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(326,561)	$–	$(326,561)

Total Liabilities	$–	$(326,561)	$–	$(326,561)

(1)	For the six months ended June 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $7,508,725 and $6,799,847 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	55,437	Buy	07/16/13	$73,929	$72,163	$(1,766)
Barclays Bank PLC	EU Euro	203,586	Buy	07/16/13	265,475	265,013	(462)
Barclays Bank PLC	British Pound	1,175,000	Buy	09/18/13	1,842,547	1,786,171	(56,376)
Credit Suisse Group AG	EU Euro	271,264	Buy	07/16/13	358,737	353,110	(5,627)
Credit Suisse Group AG	British Pound	146,151	Buy	07/16/13	223,385	222,268	(1,117)
Deutsche Bank AG	EU Euro	149,199	Buy	07/16/13	197,873	194,215	(3,658)
Goldman Sachs & Co.	EU Euro	132,938	Buy	07/16/13	173,552	173,048	(504)
JPMorgan Chase & Co.	EU Euro	372,828	Buy	07/16/13	488,069	485,317	(2,752)
JPMorgan Chase & Co.	British Pound	7,407,000	Buy	07/16/13	11,460,288	11,264,623	(195,665)
JPMorgan Chase & Co.	EU Euro	311,606	Buy	07/16/13	415,627	405,624	(10,003)
JPMorgan Chase & Co.	British Pound	293,145	Buy	07/16/13	450,370	445,817	(4,553)
UBS Warburg LLC	EU Euro	132,369	Buy	07/16/13	172,128	172,308	180
UBS Warburg LLC	EU Euro	520,490	Buy	07/16/13	683,438	677,533	(5,905)

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

UBS Warburg LLC	EU Euro	163,744	Buy	07/16/13	217,735	213,149	(4,586)

							$(292,794)

Barclays Bank PLC	British Pound	411,386	Sell	07/15/13	$636,244	$625,644	$10,600
Barclays Bank PLC	British Pound	893,302	Sell	07/16/13	1,388,040	1,358,541	29,499
Barclays Bank PLC	EU Euro	34,853	Sell	07/16/13	44,858	45,369	(511)
Barclays Bank PLC	EU Euro	2,431	Sell	07/16/13	3,158	3,164	(6)
Barclays Bank PLC	EU Euro	12,670,073	Sell	09/18/13	16,884,772	16,497,834	386,938
Citigroup, Inc.	British Pound	410,377	Sell	07/16/13	622,683	624,104	(1,421)
Citigroup, Inc.	EU Euro	133,806	Sell	07/16/13	174,237	174,177	60
Credit Suisse Group AG	British Pound	6,146,496	Sell	07/16/13	9,418,829	9,347,638	71,191
Credit Suisse Group AG	EU Euro	235,133	Sell	07/16/13	307,869	306,077	1,792
Deutsche Bank AG	British Pound	242,955	Sell	07/16/13	378,876	369,487	9,389
Deutsche Bank AG	EU Euro	208,763	Sell	07/16/13	269,354	271,751	(2,397)
Deutsche Bank AG	EU Euro	187,168	Sell	07/16/13	245,522	243,641	1,881
Deutsche Bank AG	EU Euro	43,227	Sell	07/16/13	56,522	56,270	252
Deutsche Bank AG	EU Euro	223,238	Sell	07/16/13	290,436	290,594	(158)
Deutsche Bank AG	EU Euro	6,451,608	Sell	07/16/13	8,433,284	8,398,199	35,085
Deutsche Bank AG	British Pound	6,146,496	Sell	07/16/13	9,419,075	9,347,639	71,436
Goldman Sachs & Co.	EU Euro	176,710	Sell	07/16/13	226,765	230,027	(3,262)
JPMorgan Chase & Co.	EU Euro	58,875	Sell	07/16/13	77,073	76,639	434
JPMorgan Chase & Co.	British Pound	1,395,679	Sell	07/16/13	2,122,697	2,122,558	139
JPMorgan Chase & Co.	EU Euro	20,382	Sell	07/16/13	26,253	26,532	(279)
JPMorgan Chase & Co.	EU Euro	3,418,000	Sell	07/16/13	4,423,781	4,449,285	(25,504)
JPMorgan Chase & Co.	EU Euro	2,629,681	Sell	07/16/13	3,447,572	3,423,113	24,459
JPMorgan Chase & Co.	EU Euro	209,249	Sell	07/16/13	276,160	272,384	3,776
JPMorgan Chase & Co.	EU Euro	6,451,608	Sell	07/16/13	8,433,419	8,398,198	35,221
JPMorgan Chase & Co.	EU Euro	139,446	Sell	07/16/13	182,351	181,519	832
UBS Warburg LLC	British Pound	27,655	Sell	07/16/13	42,009	42,058	(49)
UBS Warburg LLC	EU Euro	12,670,073	Sell	09/18/13	16,885,406	16,497,834	387,572
UBS Warburg LLC	EU Euro	59,214	Sell	07/16/13	77,088	77,080	8

							$1,036,977

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		France: 6.3%
72,740		Legrand S.A.	3,372,589	0.7
259,066		Sanofi	26,782,248	5.6
			30,154,837	6.3

		Germany: 4.5%
294,697		SAP AG	21,519,555	4.5

		Ireland: 4.4%
293,083	@	Accenture PLC	21,090,253	4.4

		Italy: 1.2%
763,606	L	Davide Campari-Milano
		S.p.A.	5,532,207	1.2

		Netherlands: 1.7%
523,089	@	DE Master Blenders
		1753 NV	8,374,762	1.7

		Sweden: 2.6%
354,470		Swedish Match AB	12,581,748	2.6

		Switzerland: 9.8%
714,254		Nestle S.A.	46,869,633	9.8

		United Kingdom: 34.8%
168,166		Admiral Group PLC	3,387,548	0.7
869,812		British American Tobacco PLC	44,612,554	9.3
743,642		Diageo PLC	21,325,037	4.5
423,696		Experian Group Ltd.	7,363,780	1.5
567,885		Imperial Tobacco Group PLC	19,691,312	4.1
495,769		Reckitt Benckiser PLC	35,069,180	7.4
855,039		Unilever PLC	34,614,053	7.3
			166,063,464	34.8

		United States: 31.5%
31,764		3M Co.	3,473,394	0.7
400,054		Dr Pepper Snapple Group, Inc.	18,374,480	3.9
218,151	@,L	Herbalife Ltd.	9,847,336	2.1
140,199		Kraft Foods Group, Inc.	7,832,918	1.6
93,229		Mead Johnson Nutrition Co.	7,386,534	1.5
688,128		Microsoft Corp.	23,761,060	5.0
333,400		Mondelez International, Inc.	9,511,902	2.0
143,175		Moody’s Corp.	8,723,653	1.8
88,490		Nike, Inc.	5,635,043	1.2
242,687		Philip Morris International, Inc.	21,021,548	4.4
284,267		Procter & Gamble Co.	21,885,716	4.6
71,403		Visa, Inc.	13,048,898	2.7
			150,502,482	31.5

	Total Common Stock
	(Cost $361,716,897)		462,688,941	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc(1): 2.4%
2,682,004	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,682,055, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 12.500%, Market Value plus accrued interest $2,735,644, due 07/15/13-05/01/51)	2,682,004	0.6
2,682,004	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,682,030, collateralized by various U.S. Government Agency Obligations, 0.000%- 6.250%, Market Value plus accrued interest $2,735,655, due 07/03/13-05/15/37)	2,682,004	0.5
564,622	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $564,629, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $575,914, due 07/05/13-08/15/21)	564,622	0.1
2,682,004	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,682,037, collateralized by various U.S. Government Agency Obligations, 2.189%- 5.000%, Market Value plus accrued interest $2,735,644, due 06/01/18-04/01/43)	2,682,004	0.6

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

2,682,004	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,682,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $2,735,644, due 12/04/13-08/27/32)	2,682,004	0.6
		11,292,638	2.4
	Total Short-Term Investments
	(Cost $11,292,638)	11,292,638	2.4

	Total Investments in Securities
	(Cost $373,009,535)	$473,981,579	99.2
	Assets in Excess of Other Liabilities	3,667,693	0.8

	Net Assets	$477,649,272	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $375,585,513.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$101,040,167
Gross Unrealized Depreciation	(2,644,101)

Net Unrealized Appreciation	$98,396,066

Sector Diversification	Percentage of Net Assets
Consumer Staples	68.0%
Information Technology	13.9
Health Care	5.6
Financials	5.2
Industrials	2.9
Consumer Discretionary	1.2
Short-Term Investments	2.4
Assets in Excess of Other Liabilities	0.8

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
France	$–	$30,154,837	$–	$30,154,837
Germany	–	21,519,555	–	21,519,555
Ireland	21,090,253	–	–	21,090,253
Italy	–	5,532,207	–	5,532,207
Netherlands	8,374,762	–	–	8,374,762
Sweden	–	12,581,748	–	12,581,748
Switzerland	–	46,869,633	–	46,869,633
United Kingdom	–	166,063,464	–	166,063,464
United States	150,502,482	–	–	150,502,482

Total Common Stock	179,967,497	282,721,444	–	462,688,941

Short-Term Investments	–	11,292,638	–	11,292,638

Total Investments, at fair value	$179,967,497	$294,014,082	$–	$473,981,579

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $8,726,937 were transferred from Level 2 to Level 1 within the fair value hierarchy.
^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.6%
		Consumer Staples: 1.3%
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,568,650	0.2
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	29,179,112	0.9
2,600,000		Reynolds American, Inc., 6.750%, 06/15/17	3,014,604	0.1
1,200,000		Reynolds American, Inc., 7.625%, 06/01/16	1,399,788	0.1
			40,162,154	1.3

		Energy: 0.4%
1,000,000	#	OAO Novatek Via Novatek Finance Ltd., 5.326%, 02/03/16	1,052,500	0.0
1,045,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,060,675	0.0
700,000		TNK-BP Finance SA, 7.500%, 07/18/16	779,625	0.0
1,500,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	1,771,875	0.1
4,000,000		Transocean, Inc., 4.950%, 11/15/15	4,292,184	0.2
2,700,000		White Nights Finance BV for Gazprom, 10.500%, 03/25/14	2,858,625	0.1
			11,815,484	0.4

		Financials: 8.9%
1,682,318		AGFS Funding Co., 5.500%, 05/10/17	1,686,776	0.1
CAD 4,000,000		American International Group, Inc., 4.900%, 06/02/14	3,911,701	0.1
500,000		American International Group, Inc., 5.450%, 05/18/17	551,976	0.0
EUR 1,100,000		American International Group, Inc., 6.797%, 11/15/17	1,708,976	0.1
200,000		GMAC, Inc., 6.750%, 12/01/14	211,250	0.0
12,200,000		Ally Financial, Inc., 3.475%, 02/11/14	12,293,208	0.4
500,000		Ally Financial, Inc., 3.672%, 06/20/14	506,920	0.0
600,000		Ally Financial, Inc., 4.500%, 02/11/14	606,600	0.0
100,000		Ally Financial, Inc., 4.625%, 06/26/15	102,540	0.0
5,100,000		Ally Financial, Inc., 5.500%, 02/15/17	5,348,844	0.2
1,000,000		Ally Financial, Inc., 7.500%, 12/31/13	1,027,500	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,815,625	0.1
14,000,000		Ally Financial, Inc., 8.300%, 02/12/15	15,120,000	0.5

5,900,000		American Express Credit Corp., 7.300%, 08/20/13	5,953,679	0.2
5,000,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	5,042,655	0.2
7,000,000	#	Banco Santander Brazil SA/Cayman Islands, 2.373%, 03/18/14	6,967,415	0.2
23,500,000		Bank of America Corp., 6.500%, 08/01/16	26,509,692	0.8
13,600,000		Bank of America NA, 0.553%, 06/15/16	13,122,395	0.4
2,300,000	#	Bank of Montreal, 2.850%, 06/09/15	2,395,843	0.1
200,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	204,509	0.0
500,000		Barclays Bank PLC, 2.375%, 01/13/14	504,210	0.0
400,000		Barclays Bank PLC, 5.200%, 07/10/14	417,359	0.0
GBP 4,700,000		Barclays Bank PLC, 14.000%, 11/29/49	9,363,686	0.3
1,400,000	#	BBVA, 4.500%, 03/10/16	1,459,500	0.0
2,700,000	#	BBVA, 6.500%, 03/10/21	2,848,500	0.1
8,900,000		BNP Paribas, 1.169%, 01/10/14	8,925,641	0.3
900,000	#,L	CIT Group, Inc., 5.250%, 04/01/14	915,750	0.0
2,000,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,580,962	0.1
4,100,000		Ford Motor Credit Co., LLC, 7.000%, 04/15/15	4,455,105	0.1
1,700,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	1,994,855	0.1
1,900,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	2,071,553	0.1
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,495,500	0.1
4,800,000	#	Intesa Sanpaolo SpA, 2.674%, 02/24/14	4,818,403	0.2
3,700,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	3,639,779	0.1
EUR 1,900,000		JPMorgan Chase & Co., 0.471%, 09/26/13	2,474,526	0.1
800,000		JPMorgan Chase & Co., 3.150%, 07/05/16	831,349	0.0
GBP 3,300,000		LBG Capital No.1 PLC, 7.588%, 05/12/20	5,064,838	0.2
GBP 4,100,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	6,360,650	0.2
GBP 4,800,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	7,394,598	0.2

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

GBP 2,700,000	L	Llyods, 7.867%, 12/17/19	4,172,130	0.1
EUR 1,300,000	L	Llyods, 8.875%, 02/07/20	1,818,369	0.1
GBP 1,300,000		Llyods, 15.000%, 12/21/19	2,756,282	0.1
200,000		Merrill Lynch & Co., Inc., 6.500%, 07/15/18	224,563	0.0
8,600,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	9,904,801	0.3
6,800,000	#	National Australia Bank Ltd., 0.998%, 04/11/14	6,838,039	0.2
DKK 5,459,418		Nykredit Realkredit A/S, 1.321%, 10/01/38	979,915	0.0
DKK 828,963		Nykredit Realkredit A/S, 1.321%, 04/01/38	149,297	0.0
2,000,000	#	Pricoa Global Funding I, 0.476%, 09/27/13	2,000,560	0.1
12,000,000	#	RCI Banque SA, 2.148%, 04/11/14	12,027,120	0.4
DKK 1,949,010		Realkredit Danmark A/S, 1.360%, 01/01/38	350,169	0.0
DKK 3,271,960		Realkredit Danmark A/S, 1.360%, 01/01/38	589,285	0.0
3,900,000	#,L	Royal Bank of Scotland PLC, 6.990%, 10/29/49	3,685,500	0.1
2,000,000		SLM Corp., 5.000%, 10/01/13	2,012,500	0.1
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	3,945,000	0.1
30,200,000	#	SSIF Nevada L.P., 0.977%, 04/14/14	30,347,104	1.0
2,200,000	#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,215,684	0.1
10,600,000		Toyota Motor Credit Corp., 0.564%, 05/17/16	10,589,389	0.3
2,500,000	+	Vesey Street Investment Trust I, 4.404%, 09/01/16	2,663,783	0.1
5,715,000		Wachovia Corp., 0.616%, 10/28/15	5,651,615	0.2
			278,625,973	8.9

		Industrials: 0.0%
99,187	±	United Air Lines, Inc., 9.350%, 04/07/16	29,756	0.0

		Materials: 0.0%
1,100,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	1,078,000	0.0

		Utilities: 0.0%
600,000	#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	634,146	0.0

	Total Corporate Bonds/Notes (Cost $316,314,402)		332,345,513	10.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.2%
1,125,736		American Home Mortgage Investment Trust, 2.416%, 02/25/45	1,123,801	0.0

3,500,000		Banc of America Commercial Mortgage, Inc., 5.919%, 05/10/45	3,874,316	0.1
1,400,542		Banc of America Funding Corp., 2.639%, 05/25/35	1,409,237	0.1
2,323,671	#	Banc of America Large Loan, Inc., 2.493%, 11/15/15	2,331,161	0.1
145,425		Banc of America Mortgage Securities, Inc., 2.916%, 07/25/33	145,629	0.0
6,761,334	#	BCAP, LLC Trust, 5.250%, 08/26/37	6,854,661	0.2
3,849,777		Bear Stearns Adjustable Rate Mortgage Trust, 2.470%, 10/25/35	3,683,122	0.1
126,490		Bear Stearns Adjustable Rate Mortgage Trust, 3.082%, 01/25/34	124,877	0.0
1,173,373		Bear Stearns Alternative-A Trust, 2.709%, 05/25/35	1,078,896	0.0
2,930,831		Bear Stearns Alternative-A Trust, 2.845%, 11/25/36	1,998,873	0.1
946,469		Bear Stearns Alternative-A Trust, 2.864%, 09/25/35	779,539	0.0
1,735,806		Bear Stearns Alternative-A Trust, 2.911%, 11/25/36	1,145,990	0.0
4,071,859		Chase Mortgage Finance Corp., 5.107%, 12/25/35	3,902,686	0.1
1,633,738		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	1,628,403	0.1
579,164		Citigroup Mortgage Loan Trust, Inc., 2.550%, 10/25/35	538,233	0.0
10,744,017		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	10,727,605	0.3
2,769,368	^	Countrywide Alternative Loan Trust, 4.807%, 05/25/35	347,794	0.0
552,600		Countrywide Home Loan Mortgage Pass-through Trust, 0.513%, 03/25/35	448,797	0.0
2,020,721	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.533%, 06/25/35	1,825,966	0.1
10,700,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	12,002,757	0.4
456,861		Downey Savings & Loan Association Mortgage Loan Trust, 2.552%, 07/19/44	448,437	0.0
EUR 203,875		European Loan Conduit, 0.353%, 05/15/19	257,411	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

456,077		Federal Housing Administration, 8.175%, 03/01/27	446,894	0.0
597,385		First Horizon Alternative Mortgage Securities, 2.385%, 03/25/35	469,676	0.0
34,181,309	^	First Horizon Alternative Mortgage Securities, 4.507%, 01/25/36	3,630,233	0.1
2,968,007		First Horizon Alternative Mortgage Securities, 5.166%, 02/25/36	2,839,313	0.1
EUR 23,156,004	L	German Residential Asset Note Distributor PLC, 1.615%, 01/20/21	30,065,491	1.0
558,430		GMAC Mortgage Corp. Loan Trust, 3.610%, 11/19/35	514,867	0.0
15		Greenpoint Mortgage Funding Trust, 0.273%, 01/25/47	15	0.0
200,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	208,843	0.0
1,900,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,108,210	0.1
1,516,471		GSR Mortgage Loan Trust, 2.664%, 09/25/35	1,497,477	0.1
7,274		GSR Mortgage Loan Trust, 6.000%, 03/25/32	7,623	0.0
3,202,186		Harborview Mortgage Loan Trust, 0.382%, 01/19/38	2,591,000	0.1
3,001,388		Harborview Mortgage Loan Trust, 0.432%, 03/19/36	2,038,817	0.1
16,946,428		Homebanc Mortgage Trust, 0.433%, 07/25/35	15,096,894	0.5
87,875		JP Morgan Mortgage Trust, 5.750%, 01/25/36	80,111	0.0
600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	667,073	0.0
1,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	1,472,974	0.1
1,155,579		Merrill Lynch Mortgage Investors, Inc., 0.403%, 02/25/36	1,003,669	0.0
3,100,000		Merrill Lynch Mortgage Investors, Inc., 0.573%, 08/25/35	2,661,596	0.1

8,870,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	9,772,899	0.3
2,700,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	2,999,678	0.1
8,100,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.093%, 08/12/49	9,202,410	0.3
227,859		MLCC Mortgage Investors, Inc., 0.443%, 11/25/35	211,169	0.0
3,900,000		Morgan Stanley Capital I, 6.090%, 06/11/49	4,405,097	0.1
1,400,000	#	Morgan Stanley Reremic Trust, 5.982%, 08/12/45	1,573,909	0.1
45,854	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	45,860	0.0
3,667,263	#	RBSSP Resecuritization Trust, 0.443%, 02/26/37	3,317,624	0.1
183,324		Residential Accredit Loans, Inc., 0.593%, 03/25/33	177,723	0.0
856,176		Residential Accredit Loans, Inc., 1.528%, 09/25/45	716,107	0.0
69,866		Residential Asset Securitization Trust, 0.593%, 05/25/33	67,610	0.0
62,254		Sequoia Mortgage Trust, 0.542%, 07/20/33	60,976	0.0
2,600,000		SLM Student Loan Trust, 0.776%, 10/25/17	2,591,466	0.1
14,783,609		SLM Student Loan Trust, 1.776%, 04/25/23	15,215,844	0.5
1,000,000	#	SLM Student Loan Trust, 2.843%, 12/16/19	1,020,735	0.0
4,225,380		Structured Adjustable Rate Mortgage Loan Trust, 2.535%, 04/25/35	4,033,945	0.1
2,781,686		Structured Asset Mortgage Investments, Inc., 0.413%, 05/25/36	1,903,427	0.1
1,203,390		Structured Asset Mortgage Investments, Inc., 0.442%, 07/19/35	1,116,472	0.0
49,257		WaMu Mortgage Pass Through Certificates, 1.568%, 06/25/42	45,128	0.0
172,717		WaMu Mortgage Pass Through Certificates, 2.470%, 10/25/46	154,393	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

58,688		Washington Mutual Mortgage Pass-through Certificates, 1.568%, 08/25/42	54,142	0.0
2,682,530		Washington Mutual Mortgage Pass-through Certificates, 2.470%, 08/25/46	2,373,399	0.1
5,625,047		Wells Fargo Mortgage Backed Securities Trust, 2.641%, 03/25/36	5,264,797	0.2
137,140		Wells Fargo Mortgage-Backed Securities Trust, 2.729%, 10/25/33	135,330	0.0

		Consumer Discretionary: 0.1%
2,867,904	#	BCAP, LLC Trust, 5.250%, 02/26/36	2,626,633	0.1

		Federal Home Loan Mortgage Corporation: 0.0%
1,542,567		Freddie Mac, 1.574%, 07/25/44	1,584,355	0.0

	Total Collateralized Mortgage Obligations (Cost $183,691,695)		194,750,095	6.2

MUNICIPAL BONDS: 3.6%
		California: 1.7%
1,200,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,301,748	0.1
4,200,000		California State Public Works Board, 7.804%, 03/01/35	4,612,062	0.2
2,000,000		California State University, 6.484%, 11/01/41	2,105,560	0.1
600,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	723,984	0.0
800,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	979,616	0.0
6,700,000		Los Angeles Unified School District, 4.500%, 07/01/22	7,284,173	0.2
4,500,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,789,700	0.2
7,700,000		Los Angeles Department of Airports, 6.582%, 05/15/39	9,335,788	0.3
700,000		State of California, 7.500%, 04/01/34	912,450	0.0
1,300,000		State of California, 7.550%, 04/01/39	1,739,881	0.1
2,700,000		State of California, 7.600%, 11/01/40	3,644,595	0.1

1,800,000	Tobacco Securitization Authority of Southern California/CA, 5.125%, 06/01/46	1,445,058	0.1
9,300,000	University of California, 6.270%, 05/15/31	10,202,007	0.3
600,000	University of California, 6.398%, 05/15/31	685,890	0.0
800,000	University of California, 6.548%, 05/15/48	963,536	0.0
		51,726,048	1.7

	Illinois: 0.3%
500,000	Chicago Transit Authority, 6.300%, 12/01/21	554,050	0.0
200,000	Chicago Transit Authority, 6.300%, 12/01/21	221,620	0.0
4,300,000	Chicago Transit Authority, 6.899%, 12/01/40	4,944,699	0.2
2,500,000	Chicago Transit Authority, 6.899%, 12/01/40	2,921,775	0.1
570,000	City of Chicago IL, 5.000%, 01/01/35	578,254	0.0
		9,220,398	0.3

	Nebraska: 0.1%
1,500,000	Public Power Generation Agency, 7.242%, 01/01/41	1,667,070	0.1

	Nevada: 0.1%
2,300,000	County of Clark NV, 6.820%, 07/01/45	3,000,764	0.1

	New Jersey: 0.3%
2,945,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	3,804,498	0.1
4,200,000	New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/36	4,460,778	0.2
		8,265,276	0.3

	New York: 0.7%
5,000,000	Metropolitan Transportation Authority, 5.000%, 11/15/27	5,553,950	0.2
1,000,000	New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,052,830	0.0
5,900,000	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	6,828,601	0.2
5,900,000	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	6,806,535	0.2

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,000,000	New York State Dormitory Authority, 5.000%, 12/15/30	1,094,630	0.1
1,000,000	New York State Dormitory Authority, 5.000%, 03/15/31	1,082,850	0.0
870,000	Tobacco Settlement Financing Corp., 5.875%, 05/15/39	867,825	0.0
		23,287,221	0.7

	North Carolina: 0.1%
3,000,000	North Carolina Medical Care Commission, 5.000%, 06/01/42	3,073,680	0.1

	Pennsylvania: 0.2%
2,700,000	Pennsylvania Economic Development Financing Authority, 6.532%, 06/15/39	2,975,265	0.1
4,000,000	University of Pittsburgh, 5.000%, 09/15/28	4,418,600	0.1
		7,393,865	0.2

	Texas: 0.1%
3,400,000	Dallas/Fort Worth International Airport, 5.000%, 11/01/25	3,709,468	0.1

	Washington: 0.0%
1,560,000	State of Washington, 12/01/20	1,286,298	0.0

	Total Municipal Bonds
	(Cost $100,556,969)	112,630,088	3.6

ASSET-BACKED SECURITIES: 4.4%
		Home Equity Asset-Backed Securities: 1.5%
27,300,000	Accredited Mortgage Loan Trust 2006-1, 0.473%, 04/25/36	18,428,701	0.6
7,029,276	ACE Securities Corp., 1.093%, 12/25/34	6,085,314	0.2
4,057,410	ACE Securities Corp., 1.993%, 10/25/32	3,926,500	0.1
4,522,583	Asset Backed Securities Corp. Home Equity, 1.438%, 08/15/33	4,187,259	0.1
4,672,397	Bear Stearns Asset Backed Securities Trust, 0.393%, 12/25/36	4,194,395	0.1
5,700,000	Bear Stearns Asset Backed Securities Trust, 0.443%, 04/25/37	2,938,056	0.1
2,330,000	Bear Stearns Asset Backed Securities Trust, 0.623%, 11/25/35	2,113,495	0.1
3,500,000	Home Equity Asset Trust 2005-2, 1.288%, 07/25/35	2,984,074	0.1

139,137		MASTR Asset-Backed Securities Trust, 0.243%, 11/25/36	60,663	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 0.803%, 03/25/35	1,893,425	0.1
171,693		New Century Home Equity Loan Trust, 0.453%, 06/25/35	171,195	0.0
142,779		Renaissance Home Equity Loan Trust, 0.633%, 08/25/33	131,350	0.0
93,046		Securitized Asset Backed Receivables, LLC Trust, 0.273%, 11/25/36	32,267	0.0
			47,146,694	1.5

		Other Asset-Backed Securities: 2.9%
11,156,121	#	ACA CLO 2006-1 Ltd., 0.526%, 07/25/18	11,055,158	0.4
28,275		Bear Stearns Asset Backed Securities Trust, 0.273%, 10/25/36	27,752	0.0
2,962,905		Bear Stearns Asset Backed Securities Trust, 2.995%, 10/25/36	2,858,742	0.1
73,575		Chase Funding Mortgage Loan Asset- Backed Certificates, 0.933%, 10/25/32	68,121	0.0
82,146		Countrywide Asset- Backed Certificates, 0.293%, 05/25/47	81,243	0.0
3,500,000		Countrywide Asset- Backed Certificates, 0.543%, 04/25/36	3,279,125	0.1
16,694		Credit-Based Asset Servicing and Securitization, LLC, 0.253%, 11/25/36	7,890	0.0
4,800,000		First Frankin Mortgage Loan Trust 2005-FF9, 0.553%, 10/25/35	4,043,352	0.1
180,470		GSAMP Trust, 0.263%, 12/25/36	90,278	0.0
11,485,780	#	Halcyon Structured Asset Management Long/Short CLO Ltd., 0.498%, 08/07/21	11,363,422	0.4
3,186,903		Lehman XS Trust, 0.593%, 10/25/35	3,045,200	0.1
10,872,808	#	Pacifica CDO Ltd., 0.536%, 01/26/20	10,794,382	0.3
2,500,000		Park Place Securities, Inc., 0.913%, 03/25/35	2,101,617	0.1
335,046		Securitized Asset Backed Receivables, LLC Trust, 0.253%, 12/25/36	98,653	0.0
12,646,690		Small Business Administration, 5.160%, 02/01/28	13,811,371	0.4
1,081,907		Small Business Administration, 5.290%, 12/01/27	1,192,482	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

7,951,753		Small Business Administration, 5.471%, 03/10/18	8,668,239	0.3
7,834,233		Small Business Administration, 5.490%, 03/01/28	8,781,821	0.3
5,818,042		Small Business Administration, 5.902%, 02/10/18	6,396,914	0.2
4,249,627		Soundview Home Equity Loan Trust, 0.333%, 12/25/36	4,116,758	0.1
130,067		Specialty Underwriting & Residential Finance, 0.253%, 01/25/38	126,761	0.0
941,939		Structured Asset Investment Loan Trust 2005-3, 0.763%, 04/25/35	910,952	0.0
			92,920,233	2.9
	Total Asset-Backed Securities
	(Cost $133,022,655)		140,066,927	4.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 51.4%
		Federal Home Loan Mortgage Corporation: 8.6%##

34,230		0.543%, due 12/15/29	34,300	0.0
112,600,000		0.750%, due 01/12/18	109,141,041	3.5
900,000		0.875%, due 03/07/18	871,904	0.0
11,800,000		1.000%, due 03/08/17	11,750,180	0.4
21,600,000		1.000%, due 06/29/17	21,427,114	0.7
14,600,000		1.000%, due 07/28/17	14,409,207	0.5
14,700,000		1.000%, due 09/29/17	14,540,093	0.5
21,800,000		1.250%, due 05/12/17	21,848,876	0.7
5,200,000		1.250%, due 08/01/19	4,965,615	0.2
7,900,000		1.250%, due 10/02/19	7,494,588	0.3
798,909		1.374%, due 10/25/44	807,063	0.0
23,494		2.339%, due 06/01/24	25,031	0.0
2,700,000		2.375%, due 01/13/22	2,627,327	0.1
39,676		2.375%, due 11/01/31	42,212	0.0
267,549		2.425%, due 09/01/35	283,675	0.0
2,789,463		2.473%, due 06/01/35	2,980,715	0.1
754,265		2.597%, due 01/01/29	808,899	0.0
53,021		3.500%, due 07/15/32	54,767	0.0
800,000		3.750%, due 03/27/19	880,536	0.0
2,000,000	W	4.500%, due 07/15/38	2,106,563	0.1
95,379		4.500%, due 06/01/39	100,453	0.0
461,790		4.500%, due 10/01/39	486,354	0.0
12,031,450		4.500%, due 05/01/40	12,683,852	0.4
119,000		4.500%, due 09/01/40	125,453	0.0
75,710		4.500%, due 03/01/41	80,974	0.0
1,062,389		4.500%, due 09/01/41	1,122,194	0.1
2,963,838		4.500%, due 09/01/41	3,130,682	0.1
1,400,000		5.000%, due 02/16/17	1,594,811	0.1
130,753		5.336%, due 03/01/35	140,592	0.0
8,718		5.500%, due 02/01/14	8,777	0.0
500,000		5.500%, due 08/23/17	583,957	0.0
26,973		5.500%, due 01/01/19	28,999	0.0
324,141		5.500%, due 09/01/19	349,649	0.0
53,233		5.500%, due 11/01/21	57,253	0.0
221,216		5.500%, due 03/01/23	238,044	0.0
69,156		5.500%, due 03/01/34	74,494	0.0
60,660		5.500%, due 12/01/36	65,347	0.0
369,065		5.500%, due 03/01/37	397,581	0.0
152,260		5.500%, due 04/01/37	163,597	0.0
546,864		5.500%, due 05/01/37	587,583	0.0
380,977		5.500%, due 09/01/37	409,344	0.0

68,599		5.500%, due 09/01/37	73,899	0.0
96,503		5.500%, due 10/01/37	103,688	0.0
375,637		5.500%, due 11/01/37	403,607	0.0
316,841		5.500%, due 12/01/37	340,432	0.0
76,003		5.500%, due 01/01/38	81,662	0.0
41,961		5.500%, due 01/01/38	45,685	0.0
814,955		5.500%, due 02/01/38	875,635	0.0
1,040,847		5.500%, due 02/01/38	1,118,347	0.1
473,476		5.500%, due 03/01/38	508,731	0.0
58,470		5.500%, due 04/01/38	62,824	0.0
84,753		5.500%, due 05/01/38	91,064	0.0
335,844		5.500%, due 05/01/38	363,305	0.0
1,562,106		5.500%, due 06/01/38	1,678,417	0.1
397,438		5.500%, due 06/01/38	427,030	0.0
1,770,429		5.500%, due 07/01/38	1,902,252	0.1
52,524		5.500%, due 08/01/38	56,435	0.0
349,346		5.500%, due 08/01/38	376,255	0.0
408,301		5.500%, due 09/01/38	438,702	0.0
380,945		5.500%, due 10/01/38	409,310	0.0
386,533		5.500%, due 10/01/38	415,314	0.0
52,168		5.500%, due 11/01/38	56,052	0.0
1,350,634		5.500%, due 11/01/38	1,451,200	0.1
109,042		5.500%, due 12/01/38	118,091	0.0
94,333		5.500%, due 12/01/38	101,833	0.0
266,126		5.500%, due 01/01/39	285,941	0.0
794,725		5.500%, due 03/01/39	853,899	0.0
263,088		5.500%, due 07/01/39	282,677	0.0
172,867		5.500%, due 12/01/39	185,738	0.0
1,009,936		5.500%, due 03/01/40	1,085,134	0.0
234,394		5.500%, due 08/01/40	252,689	0.0
779,788		5.500%, due 08/01/40	837,849	0.0
354,558		5.500%, due 08/01/40	380,958	0.0
293,584		6.000%, due 01/01/22	318,826	0.0
335,745		6.000%, due 03/01/22	364,136	0.0
834,522		6.000%, due 10/01/22	906,127	0.0
2,945,669		6.000%, due 09/01/27	3,204,612	0.1
44,528		6.000%, due 05/01/35	49,695	0.0
152,105		6.000%, due 12/01/37	165,008	0.0
1,879,539		6.000%, due 12/01/37	2,038,982	0.1
2,695,659		6.000%, due 01/01/38	2,924,334	0.1
2,497,884		6.000%, due 01/01/38	2,709,781	0.1
289,325		6.000%, due 02/01/38	313,869	0.0
1,000,000	W	6.000%, due 04/15/38	1,085,313	0.0
111,766		6.000%, due 08/01/39	121,328	0.0
13,388		6.000%, due 09/01/39	14,533	0.0
23,536		6.500%, due 07/01/19	25,414	0.0
558,275		6.500%, due 02/25/43	679,986	0.0
32,010		8.250%, due 08/15/21	36,448	0.0
			270,152,743	8.6

		Federal National Mortgage Association: 36.2%##
15,200,000		0.393%, due 10/27/37	15,206,414	0.5
47,375		0.693%, due 03/25/17	47,707	0.0
9,700,000		0.875%, due 08/28/17	9,517,446	0.3
21,000,000		0.875%, due 12/20/17	20,453,223	0.7
4,800,000		0.875%, due 02/08/18	4,665,475	0.2
900,000		0.875%, due 05/21/18	870,851	0.0
133,579		1.093%, due 04/25/32	136,139	0.0
3,200,000		1.125%, due 04/27/17	3,191,459	0.1
5,500,000		1.250%, due 01/30/17	5,536,922	0.2
119,903		1.369%, due 08/01/42	121,818	0.0
92,772		1.369%, due 08/01/42	94,764	0.0
123,144		1.369%, due 10/01/44	125,022	0.0
1,141,167		1.879%, due 08/01/35	1,195,811	0.1
900,000	^	2.310%, due 08/01/22	860,656	0.0
1,041,893		2.387%, due 10/01/35	1,103,212	0.1
2,494,653		2.492%, due 11/01/34	2,687,652	0.1
23,000,000	W	2.500%, due 02/25/27	23,140,155	0.8
533,984		2.515%, due 02/01/34	566,707	0.0
9,800,000	^	2.640%, due 06/01/22	9,521,652	0.3

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

610,466		2.653%, due 10/01/35	651,668	0.0
1,254,925		2.836%, due 10/01/35	1,332,420	0.1
2,100,000	^	2.870%, due 09/01/27	1,897,046	0.1
716,453		2.935%, due 09/01/34	763,384	0.0
7,000,000	W	3.000%, due 05/25/27	7,187,032	0.2
3,000,000	W	3.000%, due 04/25/42	2,924,062	0.1
62,000,000	W	3.000%, due 03/25/43	60,595,309	1.9
34,991		3.150%, due 05/01/36	36,255	0.0
9,832,595		3.156%, due 05/01/22	10,352,604	0.3
292,063		3.330%, due 11/01/21	311,823	0.0
124,000,000	W	3.500%, due 02/25/26	129,192,500	4.1
15,000,000	W	3.500%, due 03/25/27	15,391,406	0.5
9,000,000	W	3.500%, due 10/25/41	9,139,218	0.3
20,263		4.000%, due 07/01/18	21,444	0.0
5,000,000	W	4.000%, due 07/17/18	5,271,680	0.2
8,000,000	W	4.000%, due 08/18/18	8,425,937	0.3
8,273		4.000%, due 06/01/19	8,753	0.0
1,794,174		4.000%, due 12/01/24	1,899,202	0.1
11,492		4.000%, due 06/01/25	12,136	0.0
482,261		4.000%, due 06/01/25	509,400	0.0
10,860		4.000%, due 08/01/25	11,466	0.0
13,595		4.000%, due 08/01/25	14,358	0.0
10,399		4.000%, due 09/01/25	10,984	0.0
3,228		4.000%, due 01/01/26	3,410	0.0
15,011		4.000%, due 01/01/26	15,862	0.0
355,657		4.000%, due 01/01/26	375,474	0.0
49,896		4.000%, due 02/01/26	52,694	0.0
57,811		4.000%, due 04/01/26	61,049	0.0
16,599		4.000%, due 04/01/26	17,528	0.0
49,598		4.000%, due 05/01/26	52,394	0.0
123,295		4.000%, due 06/01/26	130,171	0.0
526,543		4.000%, due 06/01/26	556,189	0.0
54,820		4.000%, due 06/01/26	57,893	0.0
403,178		4.000%, due 08/01/26	425,815	0.0
28,589		4.000%, due 05/01/29	29,950	0.0
195,653		4.000%, due 11/01/30	204,109	0.0
92,889		4.000%, due 02/01/31	96,919	0.0
141,000,000	W	4.000%, due 02/25/39	146,931,912	4.7
909,834		4.000%, due 03/01/39	948,014	0.0
687,739		4.000%, due 04/01/39	716,599	0.0
1,399,768		4.000%, due 05/01/39	1,458,507	0.1
2,168,923		4.000%, due 06/01/39	2,259,939	0.1
29,000,000	W	4.000%, due 06/25/39	30,156,601	1.0
1,979,733		4.000%, due 07/01/40	2,065,903	0.1
67,698		4.000%, due 08/01/40	70,582	0.0
165,826		4.000%, due 08/01/40	172,891	0.0
227,807		4.000%, due 08/01/40	237,512	0.0
93,142		4.000%, due 09/01/40	97,110	0.0
178,954		4.000%, due 09/01/40	186,578	0.0
860,075		4.000%, due 09/01/40	896,715	0.0
3,473,612		4.000%, due 09/01/40	3,621,590	0.1
2,229,666		4.000%, due 09/01/40	2,327,148	0.1
932,779		4.000%, due 09/01/40	972,279	0.1
2,640,366		4.000%, due 09/01/40	2,752,847	0.1
190,426		4.000%, due 10/01/40	198,538	0.0
142,099		4.000%, due 10/01/40	148,062	0.0
52,593		4.000%, due 10/01/40	54,833	0.0
852,980		4.000%, due 10/01/40	889,318	0.0
187,203		4.000%, due 10/01/40	195,178	0.0
821,751		4.000%, due 11/01/40	856,758	0.0
194,371		4.000%, due 11/01/40	202,651	0.0
2,604,558		4.000%, due 12/01/40	2,715,514	0.1
290,538		4.000%, due 12/01/40	302,915	0.0
32,160		4.000%, due 12/01/40	33,531	0.0
23,364		4.000%, due 12/01/40	24,360	0.0
330,862		4.000%, due 12/01/40	344,957	0.0
3,430,950		4.000%, due 01/01/41	3,577,111	0.1
194,065		4.000%, due 01/01/41	202,332	0.0
193,170		4.000%, due 04/01/41	201,580	0.0
466,629		4.000%, due 04/01/41	486,508	0.0

177,481	4.000%, due 04/01/41	185,208	0.0
728,886	4.000%, due 05/01/41	760,620	0.0
2,048,066	4.000%, due 07/01/41	2,137,235	0.1
1,842,825	4.000%, due 08/01/41	1,923,058	0.1
330,411	4.000%, due 09/01/41	344,797	0.0
1,118,773	4.000%, due 09/01/41	1,167,482	0.1
1,419,800	4.000%, due 09/01/41	1,481,615	0.1
140,182	4.000%, due 09/01/41	146,285	0.0
122,596	4.000%, due 10/01/41	127,934	0.0
598,483	4.000%, due 11/01/41	624,540	0.0
925,677	4.000%, due 11/01/41	965,979	0.0
1,324,656	4.000%, due 11/01/41	1,382,329	0.1
3,328,031	4.000%, due 11/01/41	3,472,927	0.1
440,464	4.000%, due 12/01/41	459,641	0.0
100,354	4.000%, due 12/01/41	104,723	0.0
49,914	4.000%, due 12/01/41	52,087	0.0
214,623	4.000%, due 12/01/41	223,967	0.0
431,580	4.000%, due 12/01/41	450,371	0.0
214,667	4.000%, due 12/01/41	224,013	0.0
296,246	4.000%, due 01/01/42	309,144	0.0
344,576	4.000%, due 01/01/42	359,578	0.0
167,071	4.000%, due 01/01/42	174,345	0.0
1,646,644	4.000%, due 02/01/42	1,718,336	0.1
29,192	4.000%, due 03/01/42	30,435	0.0
315,016	4.000%, due 04/01/42	328,731	0.0
229,169	4.000%, due 04/01/42	239,147	0.0
446,965	4.000%, due 04/01/42	466,425	0.0
21,740	4.000%, due 05/01/42	22,686	0.0
84,521	4.000%, due 07/01/42	88,377	0.0
683,932	4.000%, due 10/01/42	715,107	0.0
318,891	4.445%, due 12/01/36	338,135	0.0
190,495	4.500%, due 11/01/17	202,359	0.0
807,297	4.500%, due 04/01/18	859,320	0.0
252,015	4.500%, due 04/01/18	268,335	0.0
819,602	4.500%, due 05/01/18	872,373	0.0
2,322	4.500%, due 05/01/18	2,471	0.0
20,881	4.500%, due 06/01/18	22,138	0.0
4,752	4.500%, due 08/01/18	5,058	0.0
749,810	4.500%, due 09/01/18	798,156	0.0
717,358	4.500%, due 12/01/18	763,816	0.0
152,380	4.500%, due 05/01/19	162,079	0.0
28,396	4.500%, due 05/01/19	30,227	0.0
1,148,923	4.500%, due 05/01/19	1,222,966	0.1
296,051	4.500%, due 02/01/20	314,903	0.0
832,699	4.500%, due 08/01/20	886,605	0.0
47,776	4.500%, due 09/01/20	50,836	0.0
839,806	4.500%, due 11/01/21	893,997	0.0
6,483,970	4.500%, due 03/01/22	6,900,883	0.2
156,226	4.500%, due 11/01/22	166,188	0.0
4,157	4.500%, due 03/01/23	4,416	0.0
14,792	4.500%, due 04/01/23	15,741	0.0
99,272	4.500%, due 05/01/23	105,643	0.0
1,559,012	4.500%, due 05/01/23	1,658,396	0.1
119,655	4.500%, due 05/01/23	127,155	0.0
3,948	4.500%, due 06/01/23	4,202	0.0
360,004	4.500%, due 07/01/23	383,132	0.0
563,890	4.500%, due 04/01/24	599,121	0.0
149,813	4.500%, due 04/01/24	159,111	0.0
42,499	4.500%, due 05/01/24	45,160	0.0
344,995	4.500%, due 05/01/24	366,883	0.0
141,195	4.500%, due 06/01/24	150,031	0.0
191,773	4.500%, due 08/01/24	203,774	0.0
21,647	4.500%, due 09/01/24	23,005	0.0
198,530	4.500%, due 01/01/25	210,989	0.0
214,168	4.500%, due 02/01/25	227,479	0.0
140,599	4.500%, due 03/01/25	149,312	0.0
30,739	4.500%, due 04/01/25	32,653	0.0
144,323	4.500%, due 04/01/25	153,398	0.0
113,768	4.500%, due 04/01/25	120,851	0.0
62,067	4.500%, due 04/01/25	65,928	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

247,982		4.500%, due 05/01/25	263,525	0.0
10,518		4.500%, due 06/01/25	11,178	0.0
2,000,000	W	4.500%, due 07/01/25	2,119,609	0.1
12,347		4.500%, due 07/01/25	13,134	0.0
1,422,818		4.500%, due 07/01/25	1,511,847	0.1
249,819		4.500%, due 12/01/25	265,152	0.0
853,192		4.500%, due 03/01/26	906,867	0.0
174,714		4.500%, due 05/01/26	185,470	0.0
199,749		4.500%, due 06/01/26	212,474	0.0
173,903		4.500%, due 07/01/26	184,783	0.0
3,897,374		4.500%, due 04/01/29	4,153,657	0.2
712,370		4.500%, due 06/01/29	758,775	0.0
54,820		4.500%, due 06/01/29	58,412	0.0
599,114		4.500%, due 07/01/29	635,153	0.0
13,476		4.500%, due 10/01/29	14,283	0.0
72,782		4.500%, due 06/01/30	77,139	0.0
1,979,975		4.500%, due 10/01/30	2,099,229	0.1
382,154		4.500%, due 05/01/31	409,242	0.0
278,184		4.500%, due 10/01/33	295,190	0.0
121,228		4.500%, due 01/01/34	128,639	0.0
34,532		4.500%, due 07/01/34	36,615	0.0
62,000,000	W	4.500%, due 07/15/35	65,623,125	2.1
143,517		4.500%, due 09/01/35	151,841	0.0
272,777		4.500%, due 11/01/35	289,230	0.0
646,613		4.500%, due 02/01/36	686,533	0.0
6,929,398		4.500%, due 06/01/36	7,337,081	0.3
21,978		4.500%, due 02/01/38	23,253	0.0
242,850		4.500%, due 02/01/39	256,957	0.0
4,919,443		4.500%, due 02/01/39	5,204,762	0.2
204,733		4.500%, due 04/01/39	216,626	0.0
72,128		4.500%, due 05/01/39	77,270	0.0
6,027		4.500%, due 05/01/39	6,377	0.0
172,369		4.500%, due 07/01/39	182,383	0.0
762,669		4.500%, due 08/01/39	806,974	0.0
1,747,860		4.500%, due 08/01/39	1,849,397	0.1
381,355		4.500%, due 08/01/39	403,509	0.0
35,000,000	W	4.500%, due 08/01/39	36,979,688	1.2
476,538		4.500%, due 08/01/39	504,221	0.0
1,180,801		4.500%, due 09/01/39	1,249,397	0.1
1,267,369		4.500%, due 10/01/39	1,340,993	0.1
966,542		4.500%, due 10/01/39	1,022,690	0.1
91,603		4.500%, due 12/01/39	96,924	0.0
696,756		4.500%, due 12/01/39	737,232	0.0
11,074,095		4.500%, due 01/01/40	11,717,412	0.4
3,037,866		4.500%, due 01/01/40	3,214,342	0.1
1,216,550		4.500%, due 02/01/40	1,296,365	0.1
58,375		4.500%, due 02/01/40	61,766	0.0
557,132		4.500%, due 02/01/40	590,460	0.0
5,868,236		4.500%, due 04/01/40	6,219,283	0.2
164,913		4.500%, due 05/01/40	178,550	0.0
319,687		4.500%, due 06/01/40	338,811	0.0
741,105		4.500%, due 06/01/40	785,439	0.0
572,809		4.500%, due 06/01/40	607,075	0.0
625,620		4.500%, due 07/01/40	663,045	0.0
907,744		4.500%, due 07/01/40	962,047	0.0
489,277		4.500%, due 07/01/40	518,546	0.0
76,877		4.500%, due 08/01/40	82,569	0.0
206,343		4.500%, due 08/01/40	218,687	0.0
18,443		4.500%, due 08/01/40	19,546	0.0
163,249		4.500%, due 08/01/40	173,015	0.0
215,787		4.500%, due 08/01/40	228,695	0.0
196,411		4.500%, due 09/01/40	208,161	0.0
15,838		4.500%, due 09/01/40	16,785	0.0
23,900,226		4.500%, due 09/01/40	25,348,721	0.8
186,889		4.500%, due 09/01/40	198,069	0.0
91,253		4.500%, due 09/01/40	96,711	0.0
1,494,835		4.500%, due 09/01/40	1,584,258	0.1
122,461		4.500%, due 09/01/40	129,787	0.0
163,755		4.500%, due 09/01/40	173,551	0.0
265,575		4.500%, due 10/01/40	281,462	0.0

434,111	4.500%, due 10/01/40	460,081	0.0
573,917	4.500%, due 10/01/40	613,412	0.0
20,036	4.500%, due 11/01/40	21,234	0.0
26,707	4.500%, due 11/01/40	28,305	0.0
411,588	4.500%, due 11/01/40	436,210	0.0
187,025	4.500%, due 11/01/40	198,214	0.0
684,686	4.500%, due 12/01/40	730,413	0.0
17,384,706	4.500%, due 12/01/40	18,424,686	0.6
181,892	4.500%, due 12/01/40	192,773	0.0
21,999	4.500%, due 12/01/40	23,316	0.0
252,490	4.500%, due 12/01/40	267,594	0.0
246,113	4.500%, due 12/01/40	260,836	0.0
248,443	4.500%, due 12/01/40	263,305	0.0
75,906	4.500%, due 12/01/40	80,447	0.0
343,946	4.500%, due 01/01/41	363,927	0.0
9,716,623	4.500%, due 01/01/41	10,281,082	0.3
535,186	4.500%, due 02/01/41	567,202	0.0
218,483	4.500%, due 02/01/41	231,553	0.0
420,409	4.500%, due 02/01/41	445,559	0.0
264,254	4.500%, due 02/01/41	280,216	0.0
204,329	4.500%, due 02/01/41	216,715	0.0
477,166	4.500%, due 02/01/41	505,711	0.0
342,622	4.500%, due 02/01/41	363,118	0.0
63,527	4.500%, due 02/01/41	67,378	0.0
530,627	4.500%, due 03/01/41	562,370	0.0
1,290,425	4.500%, due 03/01/41	1,368,646	0.1
227,448	4.500%, due 03/01/41	241,235	0.0
197,796	4.500%, due 03/01/41	209,786	0.0
396,561	4.500%, due 03/01/41	420,599	0.0
1,397,591	4.500%, due 03/01/41	1,482,309	0.1
1,038,725	4.500%, due 03/01/41	1,101,689	0.1
967,328	4.500%, due 03/01/41	1,025,195	0.1
1,116,911	4.500%, due 04/01/41	1,184,615	0.1
266,990	4.500%, due 04/01/41	283,174	0.0
46,222	4.500%, due 04/01/41	49,024	0.0
1,543,648	4.500%, due 04/01/41	1,637,220	0.1
104,812	4.500%, due 04/01/41	111,165	0.0
3,100,316	4.500%, due 04/01/41	3,288,248	0.1
210,410	4.500%, due 04/01/41	223,165	0.0
2,147,743	4.500%, due 05/01/41	2,277,933	0.1
2,292,950	4.500%, due 05/01/41	2,431,942	0.1
177,099	4.500%, due 05/01/41	187,834	0.0
2,890,058	4.500%, due 05/01/41	3,065,244	0.1
28,175	4.500%, due 05/01/41	29,883	0.0
182,042	4.500%, due 05/01/41	193,077	0.0
203,833	4.500%, due 05/01/41	216,189	0.0
6,170,631	4.500%, due 05/01/41	6,544,676	0.2
9,121,020	4.500%, due 05/01/41	9,697,802	0.3
1,460,954	4.500%, due 05/01/41	1,549,513	0.1
7,397,388	4.500%, due 06/01/41	7,845,796	0.3
386,133	4.500%, due 06/01/41	409,539	0.0
1,696,364	4.500%, due 06/01/41	1,799,193	0.1
205,398	4.500%, due 06/01/41	217,848	0.0
631,349	4.500%, due 06/01/41	669,619	0.0
1,726,719	4.500%, due 06/01/41	1,831,388	0.1
87,757	4.500%, due 06/01/41	93,076	0.0
658,810	4.500%, due 07/01/41	698,745	0.0
264,072	4.500%, due 07/01/41	280,080	0.0
7,491,496	4.500%, due 07/01/41	7,945,607	0.3
183,953	4.500%, due 07/01/41	195,104	0.0
94,665	4.500%, due 07/01/41	100,403	0.0
348,004	4.500%, due 07/01/41	369,099	0.0
95,430	4.500%, due 07/01/41	101,214	0.0
927,784	4.500%, due 08/01/41	984,024	0.1
120,842	4.500%, due 08/01/41	128,167	0.0
879,279	4.500%, due 08/01/41	932,579	0.0
214,061	4.500%, due 08/01/41	227,037	0.0
280,337	4.500%, due 08/01/41	297,330	0.0
183,356	4.500%, due 08/01/41	194,470	0.0
349,293	4.500%, due 08/01/41	370,466	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

264,343		4.500%, due 10/01/41	280,367	0.0
23,901,355		4.500%, due 11/01/41	25,350,182	0.8
37,796		4.500%, due 11/01/41	40,087	0.0
4,424,442		4.500%, due 12/01/41	4,692,639	0.2
370,493		4.500%, due 01/01/42	397,081	0.0
181,112		4.500%, due 01/01/42	192,090	0.0
46,820		4.500%, due 02/01/42	50,180	0.0
232,547		4.500%, due 03/01/42	248,263	0.0
200,996		4.500%, due 03/01/42	212,653	0.0
408,092		4.500%, due 04/01/42	435,783	0.0
1,600,000		5.000%, due 02/13/17	1,825,358	0.1
1,800,000		5.000%, due 05/11/17	2,056,111	0.1
468,958		5.000%, due 04/01/26	510,456	0.0
477,077		5.000%, due 05/01/26	519,208	0.0
361,642		5.000%, due 08/01/27	391,342	0.0
150,774		5.000%, due 04/01/28	163,162	0.0
729,136		5.000%, due 05/01/33	788,903	0.0
123,673		5.000%, due 08/01/33	133,811	0.0
1,784,831		5.000%, due 09/01/33	1,931,132	0.1
406,799		5.000%, due 02/01/34	440,144	0.0
847,229		5.000%, due 03/01/34	918,338	0.0
310,085		5.000%, due 06/01/34	334,918	0.0
49,854		5.000%, due 11/01/34	53,847	0.0
2,117,704		5.000%, due 03/01/35	2,290,561	0.1
67,311		5.000%, due 05/01/35	72,662	0.0
7,683,863		5.000%, due 07/01/35	8,311,134	0.3
587,687		5.000%, due 08/01/35	632,847	0.0
75,136		5.000%, due 08/01/35	80,909	0.0
36,394		5.000%, due 09/01/35	39,377	0.0
749,520		5.000%, due 10/01/35	809,207	0.0
21,727		5.000%, due 10/01/35	23,454	0.0
113,605		5.000%, due 01/01/36	122,335	0.0
281,887		5.000%, due 03/01/36	304,279	0.0
78,663		5.000%, due 03/01/36	84,911	0.0
406,948		5.000%, due 04/01/36	438,220	0.0
400,299		5.000%, due 05/01/36	431,059	0.0
1,000,000		5.000%, due 06/01/36	1,085,418	0.1
813,330		5.000%, due 04/01/37	875,829	0.0
17,000,000	W	5.000%, due 07/01/37	18,297,583	0.6
9,000,000	W	5.000%, due 08/01/37	9,677,112	0.3
4,691		5.000%, due 04/01/38	5,042	0.0
66,544		5.000%, due 07/01/38	71,525	0.0
342,848		5.000%, due 08/01/38	370,177	0.0
224,781		5.000%, due 04/01/39	242,288	0.0
539,380		5.000%, due 04/01/39	581,390	0.0
259,968		5.000%, due 07/01/39	280,216	0.0
77,137		5.000%, due 07/01/39	83,145	0.0
754,577		5.000%, due 03/01/41	823,925	0.0
350,056		5.000%, due 04/01/41	382,227	0.0
500,000		5.375%, due 06/12/17	579,199	0.0
1,738		5.500%, due 12/01/13	1,867	0.0
4,791		5.500%, due 10/01/14	4,878	0.0
1,764		5.500%, due 10/01/16	1,865	0.0
7,194		5.500%, due 11/01/16	7,604	0.0
290,723		5.500%, due 01/01/18	307,552	0.0
5,687		5.500%, due 03/01/18	6,017	0.0
14,022		5.500%, due 01/01/20	14,877	0.0
11,883		5.500%, due 02/01/21	12,845	0.0
4,398		5.500%, due 12/01/22	4,755	0.0
337,388		5.500%, due 06/01/23	366,197	0.0
565,357		5.500%, due 02/01/24	618,450	0.0
75,160		5.500%, due 01/01/25	81,189	0.0
4,097,201		5.500%, due 05/01/25	4,346,698	0.2
20,606		5.500%, due 08/01/25	22,254	0.0
10,758		5.500%, due 01/01/32	11,791	0.0
122,197		5.500%, due 10/01/33	133,758	0.0
121,967		5.500%, due 10/01/33	133,506	0.0
4,557		5.500%, due 11/01/33	4,988	0.0
45,158		5.500%, due 11/01/33	49,431	0.0
70,701		5.500%, due 11/01/33	77,390	0.0

143,719		5.500%, due 11/01/33	157,316	0.0
1,419,773		5.500%, due 12/01/33	1,554,098	0.1
113,963		5.500%, due 12/01/33	124,745	0.0
177,829		5.500%, due 12/01/33	196,302	0.0
6,646		5.500%, due 12/01/33	7,275	0.0
105,202		5.500%, due 12/01/33	115,155	0.0
743,465		5.500%, due 12/01/33	813,804	0.0
61,968		5.500%, due 01/01/34	67,952	0.0
171,631		5.500%, due 01/01/34	188,204	0.0
79,284		5.500%, due 01/01/34	86,785	0.0
308,078		5.500%, due 11/01/34	337,827	0.0
136,666		5.500%, due 11/01/34	150,723	0.0
39,258		5.500%, due 01/01/35	43,049	0.0
151,650		5.500%, due 01/01/35	167,556	0.0
55,516		5.500%, due 02/01/35	60,556	0.0
9,133,796		5.500%, due 02/01/35	10,015,778	0.3
240,578		5.500%, due 03/01/35	265,646	0.0
11,383		5.500%, due 02/01/36	12,400	0.0
6,088,764		5.500%, due 07/01/36	6,676,710	0.2
298,545		5.500%, due 09/01/36	326,791	0.0
121,851		5.500%, due 01/01/37	132,216	0.0
408,811		5.500%, due 02/01/37	443,585	0.0
89,244		5.500%, due 04/01/37	96,804	0.0
322,873		5.500%, due 06/01/37	350,226	0.0
206,911		5.500%, due 06/01/37	224,440	0.0
941,344		5.500%, due 09/01/37	1,021,091	0.1
4,628,589		5.500%, due 01/01/38	5,020,704	0.2
6,128		5.500%, due 02/01/38	6,647	0.0
2,215,272		5.500%, due 03/01/38	2,440,316	0.1
929,115		5.500%, due 04/01/38	1,007,826	0.1
2,948,957		5.500%, due 05/01/38	3,198,781	0.1
1,869,550		5.500%, due 06/01/38	2,028,577	0.1
31,000,000	W	5.500%, due 08/25/38	33,673,759	1.1
611,573		5.500%, due 11/01/38	663,383	0.0
939,856		5.500%, due 01/01/39	1,019,802	0.1
207,710		5.500%, due 05/01/40	228,468	0.0
263,947		5.500%, due 06/01/40	290,326	0.0
160,051		5.500%, due 07/01/41	173,609	0.0
8,430,537		5.500%, due 09/01/41	9,144,738	0.3
94,814		6.000%, due 09/01/21	104,349	0.0
1,016,709		6.000%, due 06/01/22	1,104,455	0.1
111,897		6.000%, due 09/01/22	121,710	0.0
112,111		6.000%, due 10/01/22	121,906	0.0
214,960		6.000%, due 01/01/23	233,746	0.0
6,973		6.000%, due 03/01/24	7,716	0.0
2,306,143		6.000%, due 12/01/26	2,520,638	0.1
2,583,570		6.000%, due 08/01/27	2,824,882	0.1
2,380,524		6.000%, due 09/01/27	2,608,990	0.1
2,550,741		6.000%, due 10/01/27	2,796,754	0.1
4,948,578		6.000%, due 11/01/27	5,426,083	0.2
423,352		6.000%, due 11/01/28	465,331	0.0
2,426		6.000%, due 04/01/31	2,673	0.0
2,641		6.000%, due 01/01/32	2,909	0.0
4,577		6.000%, due 11/01/32	5,043	0.0
246,893		6.000%, due 01/01/33	276,072	0.0
16,492		6.000%, due 09/01/33	18,171	0.0
5,322		6.000%, due 01/01/34	5,864	0.0
5,444		6.000%, due 02/01/34	5,998	0.0
83,170		6.000%, due 05/01/35	91,088	0.0
47,137		6.000%, due 07/01/35	51,624	0.0
51,423		6.000%, due 07/01/35	56,318	0.0
1,999		6.000%, due 10/01/35	2,190	0.0
326,941		6.000%, due 11/01/35	360,197	0.0
9,916		6.000%, due 12/01/35	10,860	0.0
366,068		6.000%, due 12/01/35	400,919	0.0
921,096		6.000%, due 12/01/35	1,004,784	0.1
35,401		6.000%, due 01/01/36	38,771	0.0
255,446		6.000%, due 02/01/36	278,014	0.0
15,638		6.000%, due 02/01/36	17,019	0.0
5,974		6.000%, due 02/01/36	6,502	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

323,126	6.000%, due 02/01/36	351,674	0.0
193,059	6.000%, due 03/01/36	210,115	0.0
273,158	6.000%, due 04/01/36	297,291	0.0
133,685	6.000%, due 04/01/36	145,496	0.0
134,538	6.000%, due 05/01/36	146,424	0.0
116,050	6.000%, due 05/01/36	126,303	0.0
4,855	6.000%, due 06/01/36	5,284	0.0
3,264	6.000%, due 07/01/36	3,552	0.0
26,507	6.000%, due 07/01/36	28,848	0.0
633,243	6.000%, due 07/01/36	693,529	0.0
34,086	6.000%, due 07/01/36	37,098	0.0
46,479	6.000%, due 07/01/36	51,180	0.0
89,929	6.000%, due 07/01/36	97,874	0.0
28,273	6.000%, due 08/01/36	30,771	0.0
198,266	6.000%, due 08/01/36	215,782	0.0
2,991,464	6.000%, due 08/01/36	3,255,754	0.1
258,292	6.000%, due 08/01/36	281,111	0.0
27,068	6.000%, due 08/01/36	29,459	0.0
130,557	6.000%, due 09/01/36	142,091	0.0
113,739	6.000%, due 09/01/36	123,787	0.0
129,108	6.000%, due 09/01/36	140,514	0.0
29,670	6.000%, due 09/01/36	32,271	0.0
153,065	6.000%, due 09/01/36	171,114	0.0
42,763	6.000%, due 09/01/36	46,541	0.0
110,585	6.000%, due 10/01/36	120,355	0.0
127,659	6.000%, due 10/01/36	138,938	0.0
52,290	6.000%, due 10/01/36	56,910	0.0
133,541	6.000%, due 10/01/36	145,340	0.0
549,469	6.000%, due 10/01/36	598,013	0.0
5,112	6.000%, due 10/01/36	5,564	0.0
31,871	6.000%, due 11/01/36	34,686	0.0
103,226	6.000%, due 11/01/36	112,346	0.0
62,994	6.000%, due 11/01/36	68,559	0.0
1,211	6.000%, due 11/01/36	1,317	0.0
144,095	6.000%, due 11/01/36	156,826	0.0
123,602	6.000%, due 12/01/36	134,522	0.0
396,797	6.000%, due 12/01/36	431,853	0.0
148,861	6.000%, due 12/01/36	162,084	0.0
35,153	6.000%, due 12/01/36	38,259	0.0
13,713	6.000%, due 12/01/36	14,925	0.0
103,515	6.000%, due 12/01/36	112,660	0.0
29,832	6.000%, due 12/01/36	32,468	0.0
6,954	6.000%, due 01/01/37	7,596	0.0
294,176	6.000%, due 01/01/37	320,166	0.0
78,693	6.000%, due 01/01/37	85,646	0.0
310,712	6.000%, due 01/01/37	338,163	0.0
34,507	6.000%, due 01/01/37	37,615	0.0
108,714	6.000%, due 01/01/37	118,162	0.0
633,659	6.000%, due 02/01/37	688,726	0.0
143,510	6.000%, due 02/01/37	155,982	0.0
115,785	6.000%, due 02/01/37	126,014	0.0
206,308	6.000%, due 02/01/37	224,237	0.0
5,820	6.000%, due 03/01/37	6,326	0.0
570,265	6.000%, due 03/01/37	619,822	0.0
37,963	6.000%, due 03/01/37	41,262	0.0
87,692	6.000%, due 03/01/37	95,312	0.0
129,553	6.000%, due 04/01/37	140,812	0.0
4,037	6.000%, due 04/01/37	4,427	0.0
326,194	6.000%, due 04/01/37	354,542	0.0
56,409	6.000%, due 04/01/37	61,311	0.0
300,161	6.000%, due 04/01/37	326,246	0.0
114,032	6.000%, due 04/01/37	123,942	0.0
14,864	6.000%, due 04/01/37	16,156	0.0
88,259	6.000%, due 04/01/37	95,929	0.0
237,505	6.000%, due 04/01/37	258,145	0.0
3,093	6.000%, due 04/01/37	3,366	0.0
419,814	6.000%, due 04/01/37	456,904	0.0
14,689	6.000%, due 04/01/37	15,955	0.0
7,439	6.000%, due 04/01/37	8,090	0.0
13,478	6.000%, due 04/01/37	14,736	0.0

864,580		6.000%, due 04/01/37	939,714	0.0
16,448		6.000%, due 04/01/37	17,878	0.0
4,641		6.000%, due 04/01/37	5,041	0.0
194,208		6.000%, due 04/01/37	211,085	0.0
45,805		6.000%, due 05/01/37	49,785	0.0
141,789		6.000%, due 05/01/37	154,111	0.0
44,973		6.000%, due 05/01/37	48,881	0.0
178,614		6.000%, due 05/01/37	194,136	0.0
155,791		6.000%, due 05/01/37	169,555	0.0
98,274		6.000%, due 05/01/37	106,814	0.0
31,204		6.000%, due 05/01/37	33,916	0.0
248,993		6.000%, due 05/01/37	270,631	0.0
5,925		6.000%, due 05/01/37	6,439	0.0
314,955		6.000%, due 05/01/37	343,490	0.0
28,573		6.000%, due 06/01/37	31,056	0.0
135,069		6.000%, due 06/01/37	146,807	0.0
14,705		6.000%, due 06/01/37	15,982	0.0
98,712		6.000%, due 06/01/37	107,537	0.0
304,503		6.000%, due 06/01/37	331,406	0.0
88,076		6.000%, due 06/01/37	95,730	0.0
59,118		6.000%, due 06/01/37	64,256	0.0
40,838		6.000%, due 06/01/37	44,387	0.0
40,853		6.000%, due 06/01/37	44,404	0.0
6,547		6.000%, due 06/01/37	7,116	0.0
90,604		6.000%, due 07/01/37	98,572	0.0
62,040		6.000%, due 07/01/37	67,432	0.0
19,422		6.000%, due 07/01/37	21,110	0.0
52,780		6.000%, due 07/01/37	58,579	0.0
129,681		6.000%, due 07/01/37	144,499	0.0
102,064		6.000%, due 07/01/37	110,934	0.0
75,887		6.000%, due 07/01/37	82,761	0.0
184,052		6.000%, due 07/01/37	200,046	0.0
34,467		6.000%, due 07/01/37	37,490	0.0
103,516		6.000%, due 07/01/37	113,666	0.0
2,000,000	W	6.000%, due 07/01/37	2,175,313	0.1
532,997		6.000%, due 07/01/37	579,316	0.0
102,426		6.000%, due 07/01/37	111,698	0.0
53,755		6.000%, due 08/01/37	58,507	0.0
125,419		6.000%, due 08/01/37	136,318	0.0
92,287		6.000%, due 08/01/37	100,307	0.0
457,921		6.000%, due 08/01/37	497,715	0.0
114,675		6.000%, due 08/01/37	124,641	0.0
419,127		6.000%, due 08/01/37	455,550	0.0
282,381		6.000%, due 08/01/37	306,921	0.0
298,077		6.000%, due 09/01/37	323,981	0.0
144,368		6.000%, due 09/01/37	157,122	0.0
11,783		6.000%, due 09/01/37	12,806	0.0
122,013		6.000%, due 09/01/37	134,079	0.0
114,673		6.000%, due 09/01/37	124,638	0.0
36,154		6.000%, due 09/01/37	39,296	0.0
25,970		6.000%, due 10/01/37	28,227	0.0
43,001		6.000%, due 10/01/37	46,738	0.0
552,430		6.000%, due 11/01/37	600,437	0.0
10,357		6.000%, due 11/01/37	11,258	0.0
304,639		6.000%, due 11/01/37	332,276	0.0
167,368		6.000%, due 12/01/37	182,434	0.0
312,963		6.000%, due 12/01/37	343,742	0.0
309,876		6.000%, due 12/01/37	336,805	0.0
80,848		6.000%, due 12/01/37	87,874	0.0
37,446		6.000%, due 12/01/37	40,755	0.0
878,625		6.000%, due 02/01/38	954,980	0.0
312,594		6.000%, due 02/01/38	339,786	0.0
796,030		6.000%, due 02/01/38	865,207	0.0
189,245		6.000%, due 03/01/38	205,707	0.0
136,366		6.000%, due 03/01/38	148,228	0.0
593,308		6.000%, due 05/01/38	644,920	0.0
36,470		6.000%, due 05/01/38	39,699	0.0
10,939		6.000%, due 06/01/38	11,934	0.0
296,312		6.000%, due 07/01/38	322,089	0.0
145,699		6.000%, due 07/01/38	158,373	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

4,378		6.000%, due 08/01/38	4,759	0.0
64,804		6.000%, due 09/01/38	70,436	0.0
60,005		6.000%, due 09/01/38	65,505	0.0
220,896		6.000%, due 09/01/38	240,092	0.0
72,011		6.000%, due 09/01/38	78,275	0.0
12,997		6.000%, due 10/01/38	14,128	0.0
247,082		6.000%, due 10/01/38	268,576	0.0
8,959		6.000%, due 10/01/38	9,739	0.0
10,021		6.000%, due 11/01/38	10,892	0.0
9,253		6.000%, due 11/01/38	10,058	0.0
502,675		6.000%, due 12/01/38	548,027	0.0
535,763		6.000%, due 12/01/38	582,765	0.0
371,093		6.000%, due 12/01/39	403,343	0.0
3,784,532		6.000%, due 02/01/40	4,115,642	0.1
432,032		6.000%, due 09/01/40	480,291	0.0
1,880,057		6.000%, due 10/01/40	2,043,439	0.1
2,738,573		6.000%, due 05/01/41	2,978,080	0.1
77		6.500%, due 11/01/15	77	0.0
18,906		6.500%, due 09/01/16	19,794	0.0
2,773		6.500%, due 02/01/17	2,956	0.0
3,164		6.500%, due 02/01/17	3,179	0.0
3,948		6.500%, due 02/01/17	4,170	0.0
1,623		6.500%, due 03/01/17	1,714	0.0
16,775		6.500%, due 04/01/17	17,820	0.0
239		6.500%, due 06/01/29	275	0.0
40,048		6.500%, due 04/01/32	45,058	0.0
22,057		6.500%, due 03/01/38	24,920	0.0
1,247,361		6.500%, due 06/17/38	1,282,507	0.1
50,360		5.500%, due 05/01/36	54,252	0.0
			1,140,586,761	36.2

		Government National Mortgage Association: 6.6%
188,939		1.625%, due 01/20/27	197,418	0.0
175,148		1.625%, due 10/20/29	182,814	0.0
231,140		1.750%, due 08/20/27	241,579	0.0
48,000,000	W	3.000%, due 11/15/41	49,387,502	1.6
27,473		3.000%, due 12/15/42	27,234	0.0
909,395		3.000%, due 03/15/43	901,479	0.0
1,134,465		3.000%, due 03/15/43	1,124,589	0.1
110,874		3.000%, due 04/15/43	109,909	0.0
118,670		3.000%, due 04/15/43	117,637	0.0
823,062		3.000%, due 05/15/43	815,897	0.0
14,360,300		3.000%, due 05/15/43	14,235,291	0.5
1,000,001		3.000%, due 05/15/43	991,295	0.0
1,000,002		3.000%, due 05/15/43	991,296	0.0
1,000,000		3.000%, due 05/15/43	991,294	0.0
508,518		3.000%, due 05/15/43	504,091	0.0
54,308		3.000%, due 05/15/43	53,835	0.0
910,259		3.000%, due 06/15/43	902,335	0.0
14,000,000		3.000%, due 06/15/43	13,878,128	0.5
2,000,200		3.000%, due 06/15/43	1,982,788	0.1
6,323,752		3.000%, due 06/15/43	6,268,703	0.2
18,900,000		3.000%, due 06/15/43	18,735,472	0.6
1,768,394		3.000%, due 06/15/43	1,753,000	0.1
824,849		3.000%, due 06/15/43	817,669	0.0
3,677,248		3.000%, due 06/15/43	3,645,237	0.1
1,154,727		3.000%, due 06/15/43	1,144,675	0.1
500,050		3.000%, due 06/15/43	495,697	0.0
1,365,536		3.000%, due 06/15/43	1,353,649	0.1
491,582		3.000%, due 06/15/43	487,303	0.0
492,604		3.000%, due 06/15/43	488,316	0.0
333,203		3.000%, due 06/15/43	330,302	0.0
41,795		3.000%, due 06/15/43	41,431	0.0
905,123		3.000%, due 06/15/43	897,244	0.0
31,075		3.000%, due 06/15/43	30,804	0.0
887,533		3.000%, due 06/15/43	880,358	0.0
911,168		3.000%, due 06/15/43	903,236	0.0
4,307,987		3.000%, due 06/15/43	4,270,485	0.1
2,000,000		3.000%, due 06/15/43	1,982,590	0.1

200,000		3.000%, due 06/15/43	198,259	0.0
929,410		3.000%, due 06/15/43	921,319	0.0
46,000,000	W	3.000%, due 07/01/43	45,489,690	1.5
4,000,000		3.500%, due 02/20/42	4,106,250	0.1
2,000,000	W	4.000%, due 12/15/40	2,096,875	0.1
34,215		5.000%, due 11/15/35	37,176	0.0
35,799		5.000%, due 11/15/35	38,838	0.0
30,288		5.000%, due 11/15/35	32,860	0.0
60,989		5.000%, due 11/15/35	66,166	0.0
1,356,344		5.000%, due 03/15/38	1,464,285	0.1
194,836		5.000%, due 03/15/38	210,341	0.0
1,838,709		5.000%, due 04/15/38	1,985,038	0.1
52,145		5.000%, due 06/15/38	56,295	0.0
663,533		5.000%, due 06/15/38	716,338	0.0
2,880,281		5.000%, due 06/15/38	3,109,501	0.1
50,915		5.000%, due 11/15/38	54,967	0.0
4,000,400		5.000%, due 12/15/38	4,318,762	0.2
6,643,655		5.000%, due 01/15/39	7,195,907	0.2
844,026		5.000%, due 02/15/39	914,186	0.0
805,164		5.000%, due 03/15/39	872,093	0.0
612,660		5.000%, due 07/15/39	662,818	0.0
891,813		5.000%, due 05/15/42	964,653	0.0
			207,675,199	6.6

	Total U.S. Government Agency Obligations (Cost $1,631,731,970)		1,618,414,703	51.4

U.S. TREASURY OBLIGATIONS: 33.9%
		Treasury Inflation Indexed Protected Securities: 9.0%
3,480,852		0.125%, due 04/15/17	3,572,903	0.1
3,595,830		0.125%, due 01/15/22	3,521,526	0.1
18,605,528		0.125%, due 07/15/22	18,184,001	0.6
1,611,840		0.125%, due 01/15/23	1,561,721	0.0
1,650,736		0.625%, due 07/15/21	1,704,192	0.1
5,102,352		1.125%, due 01/15/21	5,456,726	0.2
5,970,944		1.250%, due 07/15/20	6,486,636	0.2
2,043,089		1.375%, due 01/15/20	2,226,409	0.1
63,045,160	S	1.750%, due 01/15/28	70,615,497	2.2
2,395,910		1.875%, due 07/15/19	2,701,856	0.1
22,845,615		2.000%, due 01/15/26	26,380,448	0.8
1,407,965		2.125%, due 01/15/19	1,592,541	0.1
33,184,109		2.375%, due 01/15/25	39,527,981	1.3
62,149,934		2.375%, due 01/15/27	74,769,292	2.4
13,429,820	S	2.500%, due 01/15/29	16,549,111	0.5
3,162,896		3.625%, due 04/15/28	4,388,888	0.1
1,697,376		3.875%, due 04/15/29	2,445,415	0.1
			281,685,143	9.0

		U.S. Treasury Bonds: 2.0%
500,000		1.750%, due 05/15/23	468,008	0.0
3,500,000		2.000%, due 02/15/22	3,421,523	0.1
63,000,000		2.000%, due 02/15/23	60,590,754	1.9
			64,480,285	2.0

		U.S. Treasury Notes: 22.9%
19,700,000		1.125%, due 05/31/19	19,112,073	0.6
3,600,000		0.250%, due 04/15/16	3,564,983	0.1
96,200,000		0.625%, due 04/30/18	92,934,491	3.0
64,100,000	S	0.750%, due 10/31/17	62,875,562	2.0
40,800,000		0.750%, due 12/31/17	39,905,909	1.3
94,700,000	S	0.750%, due 02/28/18	92,350,966	2.9
76,000,000		0.750%, due 03/31/18	73,951,572	2.4
25,700,000		0.875%, due 07/31/19	24,467,197	0.8
47,000,000		1.000%, due 06/30/19	45,164,086	1.4
35,100,000		1.000%, due 08/31/19	33,594,526	1.1
36,600,000		1.000%, due 09/30/19	34,984,439	1.1
58,700,000	S	1.000%, due 11/30/19	55,902,593	1.8

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

400,000		1.125%, due 12/31/19	383,078	0.0
5,400,000		1.125%, due 03/31/20	5,142,236	0.2
7,700,000		1.125%, due 04/30/20	7,318,311	0.2
17,500,000		1.250%, due 02/29/20	16,838,290	0.5
500,000		1.375%, due 01/31/20	485,879	0.0
6,800,000		1.375%, due 05/31/20	6,558,546	0.2
88,500,000	S	1.500%, due 08/31/18	88,735,056	2.8
4,400,000		2.125%, due 08/15/21	4,379,892	0.1
2,300,000		2.625%, due 04/30/18	2,438,899	0.1
2,900,000		2.875%, due 03/31/18	3,109,229	0.1
5,900,000		2.625%, due 08/15/20	6,163,193	0.2
			720,361,006	22.9

	Total U.S. Treasury
	Obligations
	(Cost $1,098,233,099)		1,066,526,434	33.9

FOREIGN GOVERNMENT BONDS: 7.1%
4,800,000	#	ANZ New Zealand Int’l Ltd., 6.200%, 07/19/13	4,817,645	0.2
EUR 1,100,000		Autonomous Community of Madrid Spain, 5.750%, 02/01/18	1,511,344	0.1
EUR 100,000		Autonomous Community of Valencia Spain, 4.375%, 07/16/15	130,034	0.0
EUR 1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,485,643	0.1
1,200,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,257,356	0.0
1,000,000	#	BPCE S.A., 2.375%, 10/04/13	1,004,650	0.0
BRL 2,792,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	1,235,966	0.0
BRL 67,906,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	29,798,779	1.0
BRL 1,238,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	551,884	0.0
BRL 4,000,000	Z	Brazil Letras do Tesouro Nacional, 11.710%, 01/01/17	1,215,642	0.0
3,400,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	4,082,305	0.1
1,700,000	L	Eksportfinans ASA, 5.500%, 05/25/16	1,779,475	0.1
1,500,000		Eksportfinans ASA, 5.500%, 06/26/17	1,560,000	0.1
3,700,000	#,L	EDF SA, 5.500%, 01/26/14	3,796,252	0.1
1,900,000		Export-Import Bank of Korea, 5.125%, 06/29/20	2,020,211	0.1
19,200,000		Export-Import Bank of Korea, 5.875%, 01/14/15	20,450,381	0.7

1,100,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,163,044	0.0
MXN 26,200,000		Mexican Bonos, 6.250%, 06/16/16	2,125,141	0.1
MXN 26,700,000		Mexican Bonos, 6.000%, 06/18/15	2,127,865	0.1
MXN 122,800,000		Mexican Bonos, 10.000%, 12/05/24	12,801,775	0.4
9,000,000		Petrobras International Finance Co., 3.875%, 01/27/16	9,303,228	0.3
21,100,000		Petrobras International Finance Co., 7.875%, 03/15/19	24,495,264	0.8
1,200,000		Petroleos Mexicanos, 8.000%, 05/03/19	1,458,000	0.0
CAD 200,000		Province of British Columbia Canada, 4.300%, 06/18/42	204,922	0.0
400,000		Province of Ontario Canada, 1.650%, 09/27/19	382,432	0.0
CAD 3,500,000		Province of Ontario Canada, 2.850%, 06/02/23	3,194,794	0.1
CAD 13,900,000		Province of Ontario Canada, 3.150%, 06/02/22	13,173,346	0.4
1,700,000		Province of Ontario Canada, 3.000%, 07/16/18	1,785,882	0.1
CAD 600,000		Province of Ontario Canada, 4.200%, 03/08/18	619,123	0.0
CAD 12,600,000		Province of Ontario Canada, 4.200%, 06/02/20	13,012,492	0.4
CAD 2,700,000		Province of Ontario Canada, 4.300%, 03/08/17	2,779,971	0.1
800,000		Province of Ontario Canada, 4.400%, 04/14/20	887,772	0.0
CAD 4,200,000		Province of Ontario Canada, 4.400%, 06/02/19	4,386,019	0.1
CAD 10,000,000		Province of Ontario Canada, 4.000%, 06/02/21	10,164,020	0.3
CAD 2,000,000		Province of Ontario Canada, 4.600%, 06/02/39	2,105,068	0.1
CAD 1,200,000		Province of Ontario Canada, 5.500%, 06/02/18	1,305,829	0.0
CAD 7,200,000		Province of Ontario Canada, 6.500%, 03/08/29	9,075,957	0.3
2,400,000		Province of Quebec Canada, 2.750%, 08/25/21	2,360,244	0.1
CAD 8,300,000		Province of Quebec Canada, 3.500%, 12/01/22	8,016,836	0.3
1,000,000		Province of Quebec Canada, 3.500%, 07/29/20	1,053,258	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

CAD 300,000		Province of Quebec Canada, 3.000%, 09/01/23	275,223	0.0
CAD 7,600,000		Province of Quebec Canada, 4.250%, 12/01/21	7,820,983	0.3
CAD 200,000		Province of Quebec Canada, 4.500%, 12/01/16	206,869	0.0
CAD 200,000		Province of Quebec Canada, 4.500%, 12/01/17	208,451	0.0
CAD 1,000,000		Province of Quebec Canada, 4.500%, 12/01/18	1,047,552	0.0
CAD 600,000		Province of Quebec Canada, 4.500%, 12/01/20	629,546	0.0
200,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	208,580	0.0
3,100,000	#	State Bank of India/London, 4.500%, 07/27/15	3,232,153	0.1
2,700,000	#,L	Temasek Financial I Ltd., 4.300%, 10/25/19	2,923,209	0.1
1,100,000	#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,146,750	0.0

	Total Foreign Government
	Bonds
	(Cost $220,622,667)		222,379,165	7.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
		Consumer Discretionary: –%
192,000	@,X	General Motors Co.	–	–

	Total Common Stock
	(Cost $0)		–	–

PREFERRED STOCK: 0.5%
		Financials: 0.5%
2,000	#,@,P	Ally Financial, Inc.	1,901,062	0.1
12,080	@	Wells Fargo & Co.	14,423,520	0.4

	Total Preferred Stock
	(Cost $10,429,654)		16,324,582	0.5

	Total Long-Term
	Investments
	(Cost $3,694,603,111)		3,703,437,507	117.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
		U.S. Treasury Bills: 3.5%
4,800,000		United States Treasury Bill, 0.020%, 08/22/13	4,799,866	0.1
62,676,000	S	United States Treasury Bill, 0.030%, 08/08/13	62,673,892	2.0

4,225,000	S	United States Treasury Bill, 0.040%, 10/03/13	4,224,544	0.1
40,000,000		United States Treasury Bill, 0.050%, 09/26/13	39,996,840	1.3
			111,695,142	3.5

		Securities Lending Collateralcc(1): 0.4%
2,957,640		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,957,696, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 12.500%, Market Value plus accrued interest $3,016,793, due 07/15/13- 05/01/51)	2,957,640	0.1
2,957,640		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,957,669, collateralized by various U.S. Government Agency Obligations, 0.000%- 6.250%, Market Value plus accrued interest $3,016,804, due 07/03/13-05/15/37)	2,957,640	0.1
622,650		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $622,658, collateralized by various U.S. Government Securities, 0.000%- 2.125%, Market Value plus accrued interest $635,103, due 07/05/13-08/15/21)	622,650	0.0
2,957,640		Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,957,676, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $3,016,793, due 06/01/18-04/01/43)	2,957,640	0.1

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

2,957,640	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,957,679, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $3,016,793, due 12/04/13-08/27/32)	2,957,640	0.1
		12,453,210	0.4

	Total Short-Term Investments
	(Cost $124,146,622)	124,148,352	3.9

	Total Investments in Securities
	(Cost $3,818,749,733)	$3,827,585,859	121.6
	Liabilities in Excess of Other Assets	(680,643,410)	(21.6)

	Net Assets	$3,146,942,449	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso

Cost for federal income tax purposes is $3,823,967,149.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$84,055,936
Gross Unrealized Depreciation	(80,437,226)

Net Unrealized Appreciation	$3,618,710

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–

Total Common Stock	–	–	–	–

Preferred Stock	14,423,520	1,901,062	–	16,324,582
Corporate Bonds/Notes	–	332,345,513	–	332,345,513
Collateralized Mortgage Obligations	–	194,303,201	446,894	194,750,095
Municipal Bonds	–	112,630,088	–	112,630,088
Short-Term Investments	–	124,148,352	–	124,148,352
U.S. Treasury Obligations	–	1,066,526,434	–	1,066,526,434
Foreign Government Bonds	–	222,379,165	–	222,379,165
U.S. Government Agency Obligations	–	1,618,414,703	–	1,618,414,703
Asset-Backed Securities	–	140,066,927	–	140,066,927

Total Investments, at fair value	$14,423,520	$3,812,715,445	$446,894	$3,827,585,859

Other Financial Instruments+
Futures	44,761	–	–	44,761
Swaps	–	29,744,341	–	29,744,341
Forward Foreign Currency Contracts	–	6,547,187	–	6,547,187

Total Assets	$14,468,281	$3,849,006,973	$446,894	$3,863,922,148

Liabilities Table
Other Financial Instruments+
Written Options	$(800,948)	$(7,413,478)	$–	$(8,214,426)
Futures	(6,769,809)	–	–	(6,769,809)
Swaps	–	(17,910,316)	–	(17,910,316)
Forward Foreign Currency Contracts	–	(6,063,155)	–	(6,063,155)

Total Liabilities	$(7,570,757)	$(31,386,949)	$–	$(38,957,706)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	3,504,000	Buy	07/02/13	$4,655,173	$4,560,956	$(94,217)
Barclays Bank PLC	EU Euro	1,282,000	Buy	07/02/13	1,703,177	1,668,706	(34,471)
Barclays Bank PLC	EU Euro	1,181,000	Buy	07/02/13	1,546,003	1,537,240	(8,763)
Barclays Bank PLC	Japanese Yen	505,000,000	Buy	07/18/13	5,181,257	5,092,065	(89,192)
Barclays Bank PLC	EU Euro	1,870,000	Buy	07/02/13	2,417,413	2,434,072	16,659
Barclays Bank PLC	Mexican Peso	2,656,757	Buy	09/18/13	196,252	203,585	7,333
Barclays Bank PLC	Malaysian Ringgit	1,219,200	Buy	07/15/13	400,000	385,527	(14,473)
Barclays Bank PLC	Malaysian Ringgit	1,216,000	Buy	07/15/13	400,000	384,515	(15,485)
Barclays Bank PLC	Malaysian Ringgit	1,217,000	Buy	07/15/13	400,000	384,832	(15,168)
BNP Paribas Bank	Danish Krone	67,725,000	Buy	08/15/13	11,733,829	11,824,834	91,005
BNP Paribas Bank	Mexican Peso	7,087,247	Buy	09/18/13	545,034	543,089	(1,945)
Citigroup, Inc.	EU Euro	4,400,000	Buy	07/02/13	5,863,414	5,727,228	(136,186)
Citigroup, Inc.	EU Euro	5,195,000	Buy	07/02/13	6,922,826	6,762,034	(160,792)
Citigroup, Inc.	British Pound	1,962,000	Buy	07/02/13	3,078,908	2,984,121	(94,787)
Citigroup, Inc.	EU Euro	1,251,000	Buy	07/02/13	1,656,248	1,628,355	(27,893)
Citigroup, Inc.	British Pound	825,000	Buy	07/02/13	1,283,779	1,254,791	(28,988)
Citigroup, Inc.	British Pound	700,000	Buy	07/02/13	1,089,267	1,064,671	(24,596)
Citigroup, Inc.	EU Euro	3,439,000	Buy	07/02/13	4,461,724	4,476,349	14,625
Citigroup, Inc.	Japanese Yen	253,200,000	Buy	07/18/13	2,564,492	2,553,090	(11,402)
Credit Suisse Group AG	EU Euro	3,182,000	Buy	07/02/13	4,241,281	4,141,827	(99,454)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Credit Suisse Group AG	British Pound	872,000	Buy	07/02/13	1,369,786	1,326,277	(43,509)
Credit Suisse Group AG	Japanese Yen	116,600,000	Buy	07/18/13	1,236,692	1,175,713	(60,979)
Credit Suisse Group AG	EU Euro	1,059,000	Buy	08/02/13	1,381,439	1,378,626	(2,813)
Credit Suisse Group AG	Danish Krone	210,000	Buy	08/15/13	36,738	36,666	(72)
Credit Suisse Group AG	Malaysian Ringgit	913,800	Buy	07/15/13	300,000	288,956	(11,044)
Credit Suisse Group AG	Indonesian Rupiah	992,200,000	Buy	08/12/13	100,000	99,505	(495)
Deutsche Bank AG	EU Euro	2,880,000	Buy	07/02/13	3,859,710	3,748,731	(110,979)
Deutsche Bank AG	EU Euro	5,392,000	Buy	07/02/13	7,131,163	7,018,458	(112,705)
Deutsche Bank AG	EU Euro	3,185,000	Buy	07/02/13	4,163,356	4,145,732	(17,624)
Deutsche Bank AG	Japanese Yen	137,000,000	Buy	07/18/13	1,438,503	1,381,412	(57,091)
Deutsche Bank AG	EU Euro	2,111,000	Buy	07/02/13	2,715,856	2,747,767	31,911
Deutsche Bank AG	EU Euro	786,000	Buy	08/02/13	1,029,676	1,023,229	(6,447)
HSBC	EU Euro	1,588,000	Buy	07/02/13	2,117,789	2,067,009	(50,780)
HSBC	EU Euro	2,450,000	Buy	07/02/13	3,267,369	3,189,025	(78,344)
HSBC	British Pound	700,000	Buy	07/02/13	1,097,543	1,064,672	(32,871)
HSBC	EU Euro	3,869,000	Buy	08/02/13	5,062,200	5,036,736	(25,464)
JPMorgan Chase & Co.	EU Euro	1,270,000	Buy	07/02/13	1,661,496	1,653,086	(8,410)
JPMorgan Chase & Co.	Japanese Yen	658,100,000	Buy	07/18/13	6,913,723	6,635,817	(277,906)
JPMorgan Chase & Co.	Mexican Peso	1,839,763	Buy	09/18/13	136,117	140,979	4,862
JPMorgan Chase & Co.	EU Euro	4,193,000	Buy	09/17/13	5,623,190	5,459,723	(163,467)
JPMorgan Chase & Co.	Mexican Peso	3,801,113	Buy	09/18/13	296,882	291,275	(5,607)
JPMorgan Chase & Co.	Mexican Peso	3,645,454	Buy	09/18/13	282,992	279,347	(3,645)
JPMorgan Chase & Co.	Mexican Peso	181,250,116	Buy	09/18/13	14,679,689	13,889,026	(790,663)
JPMorgan Chase & Co.	Indonesian Rupiah	5,952,000,000	Buy	08/12/13	600,000	596,908	(3,092)
Morgan Stanley	EU Euro	2,210,000	Buy	07/02/13	2,915,834	2,876,630	(39,204)
Morgan Stanley	Mexican Peso	3,673,422	Buy	09/18/13	288,452	281,490	(6,962)
Morgan Stanley	Mexican Peso	5,722,035	Buy	09/18/13	447,842	438,474	(9,368)
Morgan Stanley	Mexican Peso	3,656,579	Buy	09/18/13	284,723	280,200	(4,523)
Royal Bank of
Scotland Group PLC	EU Euro	2,260,000	Buy	07/02/13	2,993,234	2,941,712	(51,522)
Royal Bank of
Scotland Group PLC	EU Euro	34,041,000	Buy	08/02/13	44,811,470	44,315,198	(496,272)
Royal Bank of
Scotland Group PLC	Danish Krone	22,305,000	Buy	08/15/13	3,964,449	3,894,469	(69,980)
UBS Warburg LLC	Mexican Peso	7,316,135	Buy	09/18/13	557,067	560,628	3,561
UBS Warburg LLC	Mexican Peso	7,191,920	Buy	09/18/13	555,386	551,110	(4,276)

							$(3,233,970)

Barclays Bank PLC	Japanese Yen	73,500,000	Sell	07/18/13	$754,104	$741,123	$12,981
Barclays Bank PLC	Mexican Peso	20,392,000	Sell	09/18/13	1,574,550	1,562,620	11,930
Barclays Bank PLC	Danish Krone	88,339,700	Sell	08/15/13	15,647,143	15,424,176	222,967
Barclays Bank PLC	Canadian Dollar	88,836,000	Sell	09/23/13	87,236,090	84,295,808	2,940,282
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	130,367	(4,028)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	130,425	(3,972)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	130,453	(3,953)
BNP Paribas Bank	Japanese Yen	476,800,000	Sell	07/18/13	4,867,939	4,807,716	60,223
Citigroup, Inc.	EU Euro	700,000	Sell	04/01/14	887,145	912,571	(25,426)
Credit Suisse Group AG	EU Euro	3,293,150	Sell	11/01/13	4,255,474	4,289,025	(33,551)
Credit Suisse Group AG	EU Euro	1,100,000	Sell	06/02/14	1,394,800	1,434,672	(39,872)
Deutsche Bank AG	EU Euro	97,000	Sell	08/02/13	127,072	126,276	796
Deutsche Bank AG	Malaysian Ringgit	1,034,550	Sell	07/15/13	333,672	327,139	6,533
Deutsche Bank AG	EU Euro	51,100,000	Sell	08/01/13	64,359,428	66,522,599	(2,163,171)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Goldman Sachs & Co.	British Pound	23,597,000	Sell	08/02/13	36,431,054	35,882,170	548,884
HSBC	British Pound	28,656,000	Sell	07/02/13	43,442,496	43,584,596	(142,100)
HSBC	Malaysian Ringgit	618,600	Sell	07/15/13	200,000	195,610	4,390
HSBC	Brazilian Real	2,069,559	Sell	08/02/13	947,253	920,843	26,410
HSBC	Mexican Peso	8,356,158	Sell	09/18/13	654,000	640,324	13,676
HSBC	Mexican Peso	6,214,968	Sell	09/18/13	486,000	476,247	9,753
HSBC	Indonesian Rupiah	6,944,200,000	Sell	08/12/13	701,080	696,413	4,667
JPMorgan Chase & Co.	Malaysian Ringgit	927,750	Sell	07/15/13	300,000	293,367	6,633
JPMorgan Chase & Co.	Mexican Peso	6,168,687	Sell	09/18/13	471,000	472,701	(1,701)
JPMorgan Chase & Co.	Mexican Peso	3,005,519	Sell	09/18/13	226,200	230,310	(4,110)
JPMorgan Chase & Co.	Mexican Peso	9,204,936	Sell	09/18/13	724,000	705,366	18,634
Morgan Stanley	EU Euro	14,609,000	Sell	07/02/13	18,870,475	19,015,698	(145,223)
Morgan Stanley	Brazilian Real	1,113,450	Sell	08/02/13	500,000	495,426	4,574
Morgan Stanley	Brazilian Real	694,252	Sell	08/02/13	311,687	308,905	2,782
Morgan Stanley	Brazilian Real	1,314,840	Sell	08/02/13	600,000	585,033	14,967
Morgan Stanley	Japanese Yen	100,000	Sell	07/18/13	1,022	1,008	14
Morgan Stanley	Mexican Peso	3,451,875	Sell	09/18/13	263,000	264,514	(1,514)
Morgan Stanley	Mexican Peso	3,053,282	Sell	09/18/13	230,600	233,970	(3,370)
Morgan Stanley	Mexican Peso	29,022,812	Sell	09/18/13	2,246,000	2,223,991	22,009
Royal Bank of Scotland Group PLC	EU Euro	34,041,000	Sell	07/02/13	44,804,764	44,309,218	495,546
UBS Warburg LLC	Malaysian Ringgit	1,033,900	Sell	07/15/13	333,678	326,933	6,745
UBS Warburg LLC	Malaysian Ringgit	951,200	Sell	07/15/13	306,938	300,782	6,156
UBS Warburg LLC	Japanese Yen	1,293,015,000	Sell	07/18/13	13,096,847	13,037,853	58,994
UBS Warburg LLC	Brazilian Real	35,426,204	Sell	08/02/13	17,435,871	15,762,765	1,673,106
UBS Warburg LLC	Mexican Peso	25,841,580	Sell	09/18/13	2,004,000	1,980,216	23,784
UBS Warburg LLC	EU Euro	2,200,000	Sell	09/04/13	2,777,214	2,864,452	(87,238)
Credit Suisse Group AG	EU Euro	15,837,993	Sell	09/20/13	20,802,808	20,623,013	179,795

							$3,718,002

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	48	12/15/14	$15,522,870	$4,938
3-Month Euro Euribor	41	03/16/15	13,248,445	(23,542)
3-Month Euro Euribor	40	06/15/15	12,913,597	(25,078)
3-Month Euro Euribor	3	09/14/15	967,592	(1,726)
90-Day Eurodollar	228	09/15/14	56,677,950	37,565
90-Day Eurodollar	47	12/15/14	11,670,687	2,258
90-Day Eurodollar	1,316	03/16/15	326,285,750	(470,832)
90-Day Eurodollar	2,248	06/15/15	556,295,700	(698,420)
90-Day Eurodollar	507	09/14/15	125,171,962	(484,199)
90-Day Eurodollar	1,141	12/14/15	280,971,250	(1,741,657)
90-Day Eurodollar	319	03/14/16	78,342,412	(598,682)
U.S. Treasury 10-Year Note	871	09/19/13	110,235,938	(2,725,673)

			$1,588,304,153	$(6,725,048)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	$33,678	$–	$33,678

							$33,678	$–	$33,678

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%) (4)		Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	500,000	$(2,475)	$(2,711)	$236
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	1,000,000	(6,518)	(6,898)	380
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	1.400	USD	21,100,000	(226,541)	(75,265)	(151,276)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	9,100,000	(116,820)	(15,102)	(101,718)
Credit Suisse Group AG	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	2,000,000	(9,899)	(19,901)	10,002
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	500,000	(2,475)	(2,532)	57
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	3,000,000	(14,848)	(31,447)	16,599
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	5,700,000	(28,211)	(23,749)	(4,462)
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	1,800,000	(11,732)	(7,933)	(3,799)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	500,000	(3,259)	(2,094)	(1,165)
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.318	USD	1,800,000	38,244	–	38,244
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	0.318	USD	7,600,000	135,680	–	135,680
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	0.318	USD	6,200,000	116,698	–	116,698
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.318	USD	4,500,000	87,428	–	87,428
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	0.318	USD	3,600,000	79,106	–	79,106
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	0.318	USD	7,000,000	181,228	–	181,228
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	0.318	USD	4,200,000	79,665	–	79,665
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	0.318	USD	3,900,000	83,807	–	83,807
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/14	0.412	USD	14,400,000	125,990	(165,634)	291,624
Credit Suisse Group AG	Metlife Inc.	Sell	1.000	12/20/14	0.412	USD	8,100,000	70,869	(62,235)	133,104
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/14	0.821	USD	5,600,000	12,344	(93,673)	106,017
Credit Suisse Group AG	Morgan Stanley	Sell	1.000	09/20/14	0.821	USD	6,500,000	14,328	(105,097)	119,425
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	0.532	USD	1,300,000	12,056	8,134	3,922
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	0.532	USD	4,000,000	37,096	25,774	11,322
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/16	0.708	USD	300,000	2,585	1,865	720
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	1.021	USD	600,000	(272)	(6,105)	5,833
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.263	USD	1,300,000	19,035	4,510	14,525
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.733	USD	2,000,000	9,238	(15,095)	24,333
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.733	USD	2,000,000	9,238	(15,405)	24,643
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.789	USD	1,000,000	4,682	(6,675)	11,357
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	0.914	USD	9,100,000	23,184	–	23,184
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.733	USD	1,000,000	4,619	(7,702)	12,321
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	0.880	USD	6,500,000	21,181	(25,582)	46,763
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	0.914	USD	9,400,000	23,948	13,062	10,886
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.132	EUR	13,700,000	46,963	(84,514)	131,477
Credit Suisse Group AG	Wells Fargo & Co.	Sell	1.000	09/20/13	0.132	USD	17,500,000	35,393	(5,761)	41,154

								$851,555	(727,765)	$1,579,320

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 3-month USD-LIBOR	10/15/17	USD	200,200,000	$(3,092,497)	$(2,856,532)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD	181,800,000	25,053,721	12,366,009
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	80,700,000	(12,657,383)	14,487,820
Receive a fixed rate equal to 1.500% and pay a floating rate based on 3-month USD-LIBOR	03/18/16	USD	883,400,000	3,085,153	(3,865,468)

				$12,388,994	$20,131,829

ING PIMCO Total Return Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:
	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 9.130% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Deutsche Bank AG	01/02/17	BRL	3,000,000	$(52,891)	$10,098	$(62,989)
Receive a fixed rate equal to 9.095% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/17	BRL	2,800,000	(51,190)	–	(51,190)
Receive a fixed rate equal to 8.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/17	BRL	700,000	(13,648)	(3)	(13,645)
Receive a fixed rate equal to 9.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/17	BRL	1,000,000	(17,723)	3,121	(20,844)
Receive a fixed rate equal to 8.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/17	BRL	8,100,000	(159,002)	(5,726)	(153,276)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	11,100,000	12,495	3,576	8,919
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO
Counterparty: Barclays Bank PLC	09/13/17	MXN	122,400,000	9,342	(44,138)	53,480
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO
Counterparty: Barclays Bank PLC	09/13/17	MXN	1,700,000	(2,478)	(839)	(1,639)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN	2,200,000	(12,100)	(6,286)	(5,814)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN	5,100,000	(19,996)	(8,857)	(11,139)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: BNP Paribas Bank	06/05/23	MXN	2,500,000	(13,750)	(3,207)	(10,543)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	23,500,000	208,852	–	208,852
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN	5,100,000	(28,049)	(8,568)	(19,481)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN	5,300,000	(29,149)	(13,022)	(16,127)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	30,300,000	34,107	8,630	25,477
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	100,600,000	7,678	(22,514)	30,192
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	5,300,000	(7,727)	(2,884)	(4,843)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN	90,000,000	(228,588)	(143,047)	(85,541)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN	80,200,000	(491,410)	(150,950)	(340,460)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN	6,400,000	(35,199)	(10,496)	(24,703)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN	7,300,000	(28,622)	(30,400)	1,778
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	18,000,000	20,283	6,570	13,713
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	48,000,000	3,664	(17,796)	21,460
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN	57,000,000	(144,796)	(92,002)	(52,794)
Receive a fixed rate equal to 6.350% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN	104,100,000	(10,719)	116,897	(127,616)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN	63,700,000	(390,349)	(113,889)	(276,460)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: UBS Warburg LLC	09/13/17	MXN	10,000,000	763	(1,385)	2,148

				$(1,440,202)	$(527,117)	$(913,085)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2013:
Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
Call Option on Euro-Bund
	EUR	148.00	09/13/13	23	$12,176	$(1,198)
Call Option on U.S. Treasury 10-Year Note
	USD	133.00	08/23/13	265	78,231	(8,281)
Put Option on Euro-Bund
	EUR	142.00	09/13/13	23	22,410	(50,296)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Put Option on U.S. Treasury 10-Year Note
	USD	129.00	08/23/13	265	154,083	(741,173)

					$266,900	$(800,948)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2013:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Bank of America	CDX.NA.IG.20	Receive	0.650%	09/18/13	USD	8,600,000	$4,300	$(3,104)
Call OTC Swaption	Citigroup, Inc.	CDX.NA.IG.20	Receive	0.650%	09/18/13	USD	8,600,000	6,020	(3,105)
Call OTC Swaption	Citigroup, Inc.	CDX.NA.IG.20	Receive	0.700%	09/18/13	USD	5,000,000	4,250	(3,571)

								$14,570	$(9,780)

ING PIMCO Total Return Bond Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
16,100,000	BNP Paribas Bank	USD Put vs. JPY Call Currency Option	95.000 USD	07/05/13	$130,769	$(7,523)

			Total Written OTC Options		$130,769	$(7,523)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	13,300,000	$29,140	$(37,555)
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	5,800,000	31,318	(3,712)
Put OTC Swaption	Credit Suisse Group AG	EUR-EURIBOR Reuters	Pay	1.150%	07/24/13	EUR	18,400,000	38,832	(853)
Put OTC Swaption	Deutsche Bank AG	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	2,500,000	13,087	(1,600)
Put OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	13,200,000	27,219	(37,273)
Put OTC Swaption	HSBC	EUR-EURIBOR Reuters	Pay	1.500%	07/24/13	EUR	2,100,000	3,683	(97)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	3,500,000	24,500	(47,409)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.100%	09/03/13	USD	15,800,000	89,665	(432,621)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	39,900,000	281,604	–
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.250%	09/03/13	USD	11,900,000	32,130	(248,516)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.400%	09/03/13	USD	32,600,000	110,930	(498,765)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	12,700,000	80,010	(172,027)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.500%	10/28/13	USD	66,800,000	183,940	(1,150,342)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	42,300,000	163,980	(572,973)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	37,500,000	152,116	(507,955)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.250%	09/03/13	USD	45,400,000	114,955	(948,122)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.450%	09/03/13	USD	84,300,000	414,595	(1,153,902)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.650%	09/03/13	USD	63,300,000	151,920	(540,080)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	13,500,000	94,060	(182,864)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.100%	09/03/13	USD	15,800,000	60,830	(432,621)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	27,200,000	119,423	(368,436)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Call OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	13,300,000	25,711	(17,840)
Call OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	13,200,000	27,219	(17,706)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	3,500,000	16,800	(5)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	11,900,000	8,330	(43)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.900%	09/03/13	USD	15,800,000	16,590	(502)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	42,300,000	206,785	(61)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	37,500,000	138,474	(54)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	45,400,000	25,293	(162)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.000%	09/03/13	USD	22,300,000	22,300	(2,419)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.100%	09/03/13	USD	63,300,000	75,960	(19,528)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	12,700,000	25,400	(18)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	18.000%	07/29/13	USD	13,500,000	70,950	(19)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	15,800,000	6,320	(56)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	27,200,000	94,020	(39)

					Total Written Swaptions			$2,978,089	$(7,396,175)

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 8.8%
579,100	@	Goodyear Tire & Rubber Co.	8,854,439	1.5
225,750	@	Jarden Corp.	9,876,562	1.7
196,700		Macy’s, Inc.	9,441,600	1.6
156,010		Rent-A-Center, Inc.	5,858,176	1.0
127,800		Ross Stores, Inc.	8,282,718	1.5
191,800	@	Tenneco, Inc.	8,684,704	1.5
			50,998,199	8.8

		Consumer Staples: 4.3%
131,905		Campbell Soup Co.	5,908,025	1.0
158,100		Coca-Cola Enterprises, Inc.	5,558,796	1.0
80,100	@	Green Mountain Coffee Roasters, Inc.	6,012,306	1.0
115,474		Ingredion, Inc.	7,577,404	1.3
			25,056,531	4.3

		Energy: 10.7%
65,600		Cimarex Energy Co.	4,263,344	0.7
258,600		Marathon Oil Corp.	8,942,388	1.5
95,400		Murphy Oil Corp.	5,808,906	1.0
29,371		Noble Energy, Inc.	1,763,435	0.3
65,300	@	Oil States International, Inc.	6,049,392	1.1
329,000		Precision Drilling Corp.	2,812,950	0.5
220,300	@	Superior Energy Services	5,714,582	1.0
125,175		Valero Energy Corp.	4,352,334	0.8
849,100	@	Weatherford International Ltd.	11,632,670	2.0
226,600	@	Whiting Petroleum Corp.	10,443,994	1.8
			61,783,995	10.7

		Financials: 28.0%
221,795		Allstate Corp.	10,672,775	1.8
174,600		American Campus Communities, Inc.	7,099,236	1.2
157,520		Ameriprise Financial, Inc.	12,740,218	2.2
193,400	@	Axis Capital Holdings Ltd.	8,853,852	1.5
204,115	@	CIT Group, Inc.	9,517,882	1.6
194,930		Discover Financial Services	9,286,465	1.6
340,120		Duke Realty Corp.	5,302,471	0.9
176,140		First Republic Bank	6,777,867	1.2
299,700		Hartford Financial Services Group, Inc.	9,266,724	1.6
117,950		HCP, Inc.	5,359,648	0.9
72,800		Home Properties, Inc.	4,758,936	0.8
257,490		Kimco Realty Corp.	5,518,011	1.0
250,100		Lincoln National Corp.	9,121,147	1.6
228,400		Nasdaq Stock Market, Inc.	7,489,236	1.3
267,750		Pebblebrook Hotel Trust	6,921,338	1.2
1,068,600		Regions Financial Corp.	10,183,758	1.8
365,000		SLM Corp.	8,343,900	1.4

337,797	@	UnumProvident Corp.	9,921,098	1.7
199,000	@	Walter Investment Management Corp.	6,728,190	1.2
216,000	@	Willis Group Holdings PLC	8,808,480	1.5
			162,671,232	28.0

		Health Care: 9.7%
83,490	@	Actavis, Inc.	10,538,108	1.8
240,170	@	CareFusion Corp.	8,850,265	1.5
96,055		Cigna Corp.	6,963,027	1.2
315,100	@	Hologic, Inc.	6,081,430	1.1
119,321		Humana, Inc.	10,068,306	1.7
80,200	@	Jazz Pharmaceuticals PLC	5,512,146	1.0
28,343	@	Salix Pharmaceuticals Ltd.	1,874,889	0.3
88,500		Zimmer Holdings, Inc.	6,632,190	1.1
			56,520,361	9.7

		Industrials: 11.6%
190,000	@	Eaton Corp. PLC	12,503,900	2.2
94,430		Fluor Corp.	5,600,643	1.0
103,200		Joy Global, Inc.	5,008,296	0.9
86,700	@	Owens Corning, Inc.	3,388,236	0.6
123,700		Paccar, Inc.	6,637,742	1.1
112,800	@	Pentair Ltd.	6,507,432	1.1
235,400		Robert Half International, Inc.	7,822,342	1.3
126,900		Ryder System, Inc.	7,714,251	1.3
495,240		Southwest Airlines Co.	6,383,644	1.1
74,900		Stanley Black & Decker, Inc.	5,789,770	1.0
			67,356,256	11.6

		Information Technology: 13.6%
197,100	@	Amdocs Ltd.	7,310,439	1.3
128,135		Analog Devices, Inc.	5,773,763	1.0
176,923	@,L	AVG Technologies	3,441,152	0.6
1,314,700	@	Brocade Communications Systems, Inc.	7,572,672	1.3
157,500		Fidelity National Information Services, Inc.	6,747,300	1.2
770,400	@	Marvell Technology Group Ltd.	9,021,384	1.5
178,600	@	NCR Corp.	5,892,014	1.0
359,400	@	Skyworks Solutions, Inc.	7,867,266	1.3
371,600		Symantec Corp.	8,349,852	1.4
935,400		Xerox Corp.	8,484,078	1.5
216,900		Xilinx, Inc.	8,591,409	1.5
			79,051,329	13.6

		Materials: 6.3%
103,800		Carpenter Technology Corp.	4,678,266	0.8
199,000	@	Crown Holdings, Inc.	8,184,870	1.4
78,900		Cytec Industries, Inc.	5,779,425	1.0
154,700		Eastman Chemical Co.	10,830,547	1.9
162,900		International Paper Co.	7,218,099	1.2
			36,691,207	6.3

		Utilities: 5.2%
142,140		AGL Resources, Inc.	6,092,121	1.1
170,860		Ameren Corp.	5,884,418	1.0

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

146,670	Northeast Utilities	6,163,073	1.1
257,400	PNM Resources, Inc.	5,711,706	1.0
186,700	Westar Energy, Inc.	5,966,932	1.0
		29,818,250	5.2

	Total Common Stock (Cost $497,596,852)	569,947,360	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc(1): 0.6%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%- 5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	1,000,000	0.2
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%- 6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17-03/01/48)	1,000,000	0.2
546,697	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $546,704, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $557,631, due 07/05/13-08/15/21)	546,697	0.1

1,000,000	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $1,020,000, due 12/04/13-08/27/32)	1,000,000	0.1
		3,546,697	0.6

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.7%
4,045,262	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,045,262)	4,045,262	0.7

	Total Short-Term Investments (Cost $7,591,959)	7,591,959	1.3

	Total Investments in Securities (Cost $505,188,811)	$577,539,319	99.5
	Assets in Excess of Other Liabilities	3,142,365	0.5

	Net Assets	$580,681,684	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $508,733,842.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,108,534
Gross Unrealized Depreciation	(8,303,057)

Net Unrealized Appreciation	$68,805,477

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$569,947,360	$–	$–	$569,947,360
Short-Term Investments	4,045,262	3,546,697	–	7,591,959

Total Investments, at fair value	$573,992,622	$3,546,697	$–	$577,539,319

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.4%
		Consumer Discretionary: 9.7%
167,600	@	Autozone, Inc.	71,010,444	1.5
1,106,300	@	Delphi Automotive PLC	56,078,347	1.2
750,280	@	Dollar General Corp.	37,836,620	0.8
260,150	@	Dollar Tree, Inc.	13,226,026	0.3
70,400	@	General Motors Co.	2,345,024	0.0
736,896		Johnson Controls, Inc.	26,373,508	0.6
81,700		Kohl’s Corp.	4,126,667	0.1
700,126		L Brands, Inc.	34,481,206	0.7
1,375,841		Lowe’s Cos., Inc.	56,271,897	1.2
28,446		McGraw-Hill Cos., Inc.	1,513,043	0.0
845,900		Omnicom Group, Inc.	53,181,733	1.1
1,105,210	@	TRW Automotive Holdings Corp.	73,430,152	1.5
523,100		Walt Disney Co.	33,033,765	0.7
			462,908,432	9.7

		Consumer Staples: 7.4%
447,600		Avon Products, Inc.	9,413,028	0.2
956,184		General Mills, Inc.	46,403,610	1.0
776,044	@	Kellogg Co.	49,845,306	1.0
888,586		Nestle S.A.	58,309,369	1.2
691,484		PepsiCo, Inc.	56,556,476	1.2
754,497		Philip Morris International, Inc.	65,354,530	1.4
875,673		Procter & Gamble Co.	67,418,064	1.4
			353,300,383	7.4

		Energy: 2.9%
193,060		Anadarko Petroleum Corp.	16,589,646	0.3
405,000		Apache Corp.	33,951,150	0.7
103,400		Chevron Corp.	12,236,356	0.2
349,600		ExxonMobil Corp.	31,586,360	0.7
25,200		Pioneer Natural Resources Co.	3,647,700	0.1
176,500		Range Resources Corp.	13,646,980	0.3
883,000		Williams Companies, Inc.	28,671,010	0.6
			140,329,202	2.9

		Financials: 11.3%
3,394,769	@	Invesco Ltd.	107,953,654	2.2
552,610		JPMorgan Chase & Co.	29,172,282	0.6
2,419,600		Marsh & McLennan Cos., Inc.	96,590,432	2.0
1,476,100		State Street Corp.	96,256,481	2.0
3,666,533		TD Ameritrade Holding Corp.	89,060,087	1.9
2,595,700		US Bancorp.	93,834,555	2.0
886,500	@	XL Group PLC	26,878,680	0.6
			539,746,171	11.3

		Health Care: 8.9%
696,700		Densply International, Inc.	28,536,832	0.6
214,600	@	Henry Schein, Inc.	20,547,950	0.4
178,000		McKesson Corp.	20,381,000	0.4
4,065,974		Pfizer, Inc.	113,887,932	2.4

1,779,068		Thermo Fisher Scientific, Inc.	150,562,525	3.2
1,140,324		UnitedHealth Group, Inc.	74,668,415	1.6
465,713		Zoetis, Inc.	14,385,875	0.3
			422,970,529	8.9

		Industrials: 8.6%
670,733		Actuant Corp.	22,114,067	0.5
189,600		Boeing Co.	19,422,624	0.4
3,107,291		Danaher Corp.	196,691,520	4.1
217,100	@	Tyco International Ltd.	7,153,445	0.1
1,792,075		United Technologies Corp.	166,555,451	3.5
			411,937,107	8.6

		Information Technology: 10.3%
174,700	@	Accenture PLC	12,571,412	0.3
343,500	@	Cognizant Technology Solutions Corp.	21,506,535	0.4
1,276,657	@	Fiserv, Inc.	111,592,588	2.3
88,500	@	Google, Inc. - Class A	77,912,745	1.6
232,200		International Business Machines Corp.	44,375,742	0.9
725,410	@	NXP Semiconductor NV	22,473,202	0.5
1,130,900		Oracle Corp.	34,741,248	0.7
1,745,860	@	TE Connectivity Ltd.	79,506,464	1.7
2,575,523		Texas Instruments, Inc.	89,808,487	1.9
			494,488,423	10.3

		Utilities: 2.3%
494,400		NRG Energy, Inc.	13,200,480	0.3
1,440,837		Pacific Gas & Electric Co.	65,889,476	1.4
1,104,849		Xcel Energy, Inc.	31,311,420	0.6
			110,401,376	2.3
	Total Common Stock
	(Cost $2,326,823,846)		2,936,081,623	61.4

PREFERRED STOCK: 0.8%
		Consumer Staples: 0.1%
42	#,@	HJ Heinz Finance Co.	4,264,312	0.1

		Financials: 0.6%
312,150	@	Affiliated Managers Group, Inc.	19,177,716	0.4
166,000	@,P	US Bancorp	4,664,600	0.1
205,000	@,P	US Bancorp	5,619,050	0.1
			29,461,366	0.6

		Utilities: 0.1%
160,000	@,P	SCE Trust I	3,776,000	0.1

	Total Preferred Stock
	(Cost $31,826,851)		37,501,678	0.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.7%
		Consumer Discretionary: 5.0%
13,690,000	L	Amazon.com, Inc., 0.650%, 11/27/15	13,653,174	0.3

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

750,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 2.695%, 09/06/14	752,968	0.0
1,980,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,106,225	0.0
3,125,000		Cequel Communications LLC - TL B, 3.500%, 02/14/19	3,111,050	0.1
4,059,195		Charter Communications Operating LLC, 3.000%, 01/31/21	4,042,565	0.1
11,500,000	L	Delphi Corp., 5.875%, 05/15/19	12,276,250	0.3
2,750,000		Delphi Corp., 6.125%, 05/15/21	3,011,250	0.1
1,350,000		Dollar General Corp., 4.125%, 07/15/17	1,424,839	0.0
5,055,000		Dollar General Corp., 1.875%, 04/15/18	4,880,886	0.1
104,746,541		Dunkin’ Brands, Inc. - TL B3 1L, 3.750%, 02/14/20	104,672,905	2.2
2,495,000		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.900%, 01/15/26	2,376,487	0.0
1,875,000		Home Depot, Inc., 5.400%, 03/01/16	2,090,317	0.0
1,425,000		Kasima LLC - TL B, 3.250%, 05/17/21	1,408,969	0.0
1,685,000		Kimberly-Clark Corp., 0.394%, 05/15/16	1,687,634	0.0
11,945,000		Lamar Media Corp., 9.750%, 04/01/14	12,572,112	0.3
6,420,000	#	NBCUniversal Enterprise, Inc., 0.817%, 04/15/16	6,443,478	0.1
2,805,000	#	NBCUniversal Enterprise, Inc., 0.965%, 04/15/18	2,832,722	0.1
5,561,063		Peninsula Gaming, LLC - TL B, 4.250%, 11/20/17	5,587,133	0.1
6,800,000		Rite Aid Corp., 8.000%, 08/15/20	7,565,000	0.2
839,460		SBA Senior Finance II, LLC, 3.750%, 06/30/18	842,083	0.0
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,274,500	0.1
3,250,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,640,000	0.1
150,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	158,250	0.0
8,095,000		The Walt Disney Co., 0.265%, 02/11/15	8,091,908	0.2
3,195,000		The Walt Disney Co., 0.450%, 12/01/15	3,181,770	0.1
EUR 2,000,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	2,777,055	0.1

1,300,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	1,374,750	0.0
EUR 1,548,330	#	UPC Germany GmbH, 8.125%, 12/01/17	2,126,217	0.0
3,415,000		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,286,937	0.1
1,025,000		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,014,750	0.0
645,000		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	638,550	0.0
960,000		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	998,400	0.0
10,120,000	L	Wal-Mart Stores, Inc., 0.600%, 04/11/16	10,057,802	0.2
6,500,000		Wendy’s International, Inc., 3.250%, 05/15/19	6,493,909	0.1
			240,452,845	5.0

		Consumer Staples: 2.3%
11,000,000		Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	10,943,823	0.2
3,300,000		Campbell Soup Co., 0.574%, 08/01/14	3,302,046	0.1
6,265,000		Coca-Cola Co/The, 0.253%, 03/05/15	6,267,675	0.1
5,635,000		Costco Wholesale Corp., 0.650%, 12/07/15	5,626,423	0.1
6,800,000		Diageo Capital PLC, 0.625%, 04/29/16	6,739,596	0.1
4,265,000		General Mills, Inc., 0.576%, 01/29/16	4,262,364	0.1
1,775,000		General Mills, Inc., 0.875%, 01/29/16	1,765,584	0.0
3,340,000	#	Heineken NV, 0.800%, 10/01/15	3,324,222	0.1
40,775,000		HJ Heinz Co., 3.500%, 06/05/20	40,823,318	0.9
4,390,000		Kellogg Co., 0.505%, 02/13/15	4,393,249	0.1
4,700,000		PepsiCo, Inc., 0.700%, 02/26/16	4,666,339	0.1
7,550,000		PepsiCo, Inc., 0.483%, 02/26/16	7,566,867	0.2
3,750,000		Pinnacle Foods Finance LLC, 3.250%, 04/11/20	3,735,547	0.1
1,085,000		Reynolds American, Inc., 1.050%, 10/30/15	1,085,163	0.0
2,585,000		Walgreen Co., 0.772%, 03/13/14	2,587,869	0.0
2,585,000		Walgreen Co., 1.000%, 03/13/15	2,593,970	0.1
			109,684,055	2.3

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

		Energy: 2.4%
4,400,000		Concho Resources, Inc., 5.500%, 10/01/22	4,378,000	0.1
8,650,000		Concho Resources, Inc., 5.500%, 04/01/23	8,563,500	0.2
18,800,000		EQT Corp., 4.875%, 11/15/21	19,364,470	0.4
3,645,000		EQT Corp., 8.125%, 06/01/19	4,447,396	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,250,182	0.1
1,125,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	1,186,875	0.0
1,425,000		Laredo Petroleum, Inc., 9.500%, 02/15/19	1,574,625	0.0
2,290,000		Marathon Oil Corp., 0.900%, 11/01/15	2,278,277	0.1
6,714,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	6,176,880	0.1
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,126,789	0.0
745,000		QEP Resources, Inc., 6.800%, 03/01/20	835,797	0.0
5,550,000		Range Resources Corp., 5.000%, 03/15/23	5,452,875	0.1
2,675,000		Range Resources Corp., 5.750%, 06/01/21	2,768,625	0.1
11,625,000		Range Resources Corp., 5.000%, 08/15/22	11,421,562	0.2
4,700,000		Range Resources Corp., 8.000%, 05/15/19	5,029,000	0.1
6,835,000		Shell International Finance BV, 0.625%, 12/04/15	6,830,359	0.1
2,350,000		SM Energy Co., 6.500%, 01/01/23	2,479,250	0.1
2,570,000		Statoil ASA, 0.565%, 05/15/18	2,574,336	0.1
2,713,875		Terra-Gen Finance Co., LLC, 6.500%, 06/22/17	2,717,267	0.1
5,205,000		Total Capital International SA, 0.750%, 01/25/16	5,166,337	0.1
7,625,000		Total Capital Canada Ltd., 0.750%, 01/15/16	7,672,130	0.2
6,525,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	6,454,426	0.1
			112,748,958	2.4

		Financials: 4.0%
2,640,000	#	American Honda Finance Corp., 0.353%, 08/02/13	2,640,500	0.1
2,775,000	#	American Honda Finance Corp., 0.375%, 11/13/14	2,774,800	0.1
2,000,000	#	American Honda Finance Corp., 0.396%, 04/08/14	2,002,016	0.0

8,350,000	#	American Honda Finance Corp., 0.648%, 05/26/16	8,342,769	0.2
4,120,000	#	American Honda Finance Corp., 1.000%, 08/11/15	4,128,281	0.1
450,000		American Tower Corp., 4.625%, 04/01/15	475,690	0.0
3,600,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,510,857	0.1
3,325,000		Caterpillar Financial Services Corp., 0.513%, 02/26/16	3,324,644	0.1
3,890,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,883,391	0.1
1,125,000	#,L	CIT Group, Inc., 5.250%, 04/01/14	1,144,687	0.0
2,275,000	#	CNH Capital LLC, 3.625%, 04/15/18	2,172,625	0.0
1,650,000		CNH Capital, LLC, 6.250%, 11/01/16	1,765,500	0.0
1,275,000		E*TRADE Financial Corp., 6.000%, 11/15/17	1,294,125	0.0
5,150,000		E*TRADE Financial Corp., 6.375%, 11/15/19	5,253,000	0.1
1,150,000		E*TRADE Financial Corp., 6.750%, 06/01/16	1,187,375	0.0
2,400,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	2,422,094	0.1
4,500,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	4,564,517	0.1
10,660,000		Ford Motor Credit Co., LLC, 3.875%, 01/15/15	10,990,812	0.2
3,100,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	3,240,752	0.1
3,750,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	4,007,025	0.1
4,400,000		Ford Motor Credit Co., LLC, 7.000%, 10/01/13	4,470,237	0.1
3,850,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,360,052	0.1
4,400,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	4,654,377	0.1
6,615,000		Ford Motor Credit Co. LLC, 1.525%, 05/09/16	6,665,883	0.1
4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,543,937	0.1
213,000		Host Marriott LP, 6.750%, 06/01/16	216,155	0.0
4,880,000		International Lease Finance Corp., 2.224%, 06/15/16	4,867,800	0.1
14,435,000	#	International Lease Finance Corp., 6.500%, 09/01/14	15,084,575	0.3
5,125,000	L	Janus Capital Group, Inc., 6.700%, 06/15/17	5,725,804	0.1
8,495,000		John Deere Capital Corp., 0.371%, 10/08/14	8,504,243	0.2
9,400,000		John Deere Capital Corp., 0.404%, 01/12/15	9,399,389	0.2

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

3,830,000		John Deere Capital Corp., 0.750%, 01/22/16	3,809,318	0.1
2,860,000		John Deere Capital Corp., 0.700%, 09/04/15	2,856,108	0.1
5,870,000		Legg Mason, Inc., 5.500%, 05/21/19	6,053,038	0.1
2,210,000		PACCAR Financial Corp., 0.405%, 05/05/15	2,209,794	0.1
1,020,000		PACCAR Financial Corp., 0.545%, 02/08/16	1,024,628	0.0
1,850,000		PACCAR Financial Corp., 0.750%, 05/16/16	1,824,279	0.0
210,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	245,470	0.0
245,000		Synovus Financial Corp., 5.125%, 06/15/17	241,938	0.0
5,700,000		Toyota Motor Credit Corp., 0.353%, 08/22/14	5,704,970	0.1
5,500,000		Toyota Motor Credit Corp., 0.424%, 03/10/15	5,497,756	0.1
4,785,000		Toyota Motor Credit Corp., 0.446%, 01/23/15	4,788,407	0.1
9,100,000		Toyota Motor Credit Corp., 0.564%, 05/17/16	9,090,891	0.2
4,500,000		Toyota Motor Credit Corp., 0.800%, 05/17/16	4,479,053	0.1
4,170,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	4,336,800	0.1
			189,780,362	4.0

		Health Care: 1.6%
3,035,000		Baxter International, Inc., 0.950%, 06/01/16	3,022,453	0.1
5,535,000		Baxter International, Inc., 0.445%, 12/11/14	5,535,354	0.1
2,493,750		DaVita, Inc., 4.000%, 11/01/19	2,502,870	0.1
1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,828,750	0.0
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,057,500	0.0
1,800,000		HCA, Inc. - TL B5, 3.026%, 03/31/17	1,793,437	0.0
10,945,000		Merck & Co., Inc., 0.464%, 05/18/16	10,951,326	0.2
12,400,000		Merck & Co., Inc., 0.700%, 05/18/16	12,321,136	0.3
18,400,000		Pfizer, Inc., 0.575%, 06/15/18	18,476,618	0.4
13,975,000		Pfizer, Inc., 0.900%, 01/15/17	13,827,438	0.3
4,220,000	#	Takeda Pharmaceutical Co. Ltd., 1.031%, 03/17/15	4,244,113	0.1

1,700,000	#	Zoetis, Inc., 1.150%, 02/01/16	1,695,068	0.0
1,120,000	#	Zoetis, Inc., 1.875%, 02/01/18	1,097,222	0.0
			78,353,285	1.6

		Industrials: 1.3%
997,253		American Airlines Pass-Through Trust, 10.375%, 07/02/19	1,057,088	0.0
1,300,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	1,378,000	0.0
12,842,000		Continental Airlines, Inc., 4.500%, 01/15/15	22,497,579	0.5
5,120,000		Continental Airlines, Inc., 4.150%, 04/11/24	5,030,400	0.1
1,035,000		Continental Airlines, Inc., 6.250%, 04/11/20	1,063,462	0.0
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,323,125	0.1
2,316,048		Continental Airlines, Inc., 9.000%, 07/08/16	2,657,665	0.1
1,689,946		Continental Airlines, Inc., 7.250%, 11/10/19	1,977,237	0.0
1,430,688		Delta Air Lines, 5.300%, 04/15/19	1,537,990	0.0
1,746,276		Delta Air Lines, 7.750%, 12/17/19	2,030,046	0.1
3,825,000		Precision Castparts Corp., 0.700%, 12/20/15	3,804,238	0.1
7,875,000		United Technologies Corp., 0.775%, 06/01/15	7,926,156	0.2
5,408,187		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 04/22/23	5,719,158	0.1
720,825		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 04/22/17	760,470	0.0
300,000		Xylem, Inc./NY, 4.875%, 10/01/21	318,899	0.0
			60,081,513	1.3

		Information Technology: 0.9%
16,395,000		Apple, Inc., 0.323%, 05/03/16	16,392,639	0.3
6,500,000		Apple, Inc., 0.523%, 05/03/18	6,479,857	0.1
3,800,000		Autodesk, Inc., 1.950%, 12/15/17	3,709,970	0.1
12,100,000		International Business Machines Corp., 0.450%, 05/06/16	11,935,924	0.3
2,325,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	2,365,688	0.0
2,350,000	#	NXP BV / NXP Funding LLC, 5.750%, 03/15/23	2,373,500	0.1
			43,257,578	0.9

		Materials: 0.2%
3,875,000		Ball Corp., 7.375%, 09/01/19	4,204,375	0.1
EUR 3,000,000		Rexam PLC, 6.750%, 06/29/67	4,022,076	0.1
			8,226,451	0.2

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

		Telecommunication Services: 3.6%
11,400,000		AT&T, Inc., 0.660%, 02/12/16	11,344,436	0.2
9,570,000		AT&T, Inc., 0.800%, 12/01/15	9,530,562	0.2
4,750,000		AT&T, Inc., 0.900%, 02/12/16	4,716,574	0.1
3,695,000		British Telecommunications PLC, 1.397%, 12/20/13	3,713,745	0.1
2,500,000		British Telecommunications PLC, 2.000%, 06/22/15	2,549,945	0.1
3,430,000		Cricket Communications, Inc., 7.750%, 10/15/20	3,309,950	0.1
6,640,000		Crown Castle International Corp., 7.125%, 11/01/19	7,121,400	0.2
16,308,303		Crown Castle Operating Co., 3.250%, 01/31/19	16,291,310	0.3
46,765,000		Intelsat Jackson Holdings SA, 4.250%, 04/02/18	46,925,778	1.0
CHF 575,000	#	Matterhorn Mobile SA, 5.395%, 05/15/19	613,626	0.0
CHF 1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,649,463	0.0
407,000		SBA Communications Corp., 8.250%, 08/15/19	442,612	0.0
775,000		Sprint Capital Corp., 6.900%, 05/01/19	809,875	0.0
15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	18,607,575	0.4
1,060,000		Sprint Nextel Corp., 11.500%, 11/15/21	1,415,100	0.0
9,756,774		Telesat Canada, 3.500%, 03/28/19	9,772,024	0.2
CAD 1,752,813		Telesat Canada, 4.400%, 03/28/17	1,665,605	0.0
6,325,000		UPC Financing Partnership, 3.250%, 06/30/21	6,303,261	0.1
7,985,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	8,484,063	0.2
7,125,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	7,410,000	0.2
9,400,000	#	Verizon Communications, Inc., 0.474%, 03/06/15	9,388,353	0.2
			172,065,257	3.6

		Utilities: 0.4%
2,834,000	#	Calpine Corp., 7.500%, 02/15/21	3,039,465	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,410,710	0.0
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,252,479	0.0
3,725,000		Florida Power Corp., 0.650%, 11/15/15	3,705,552	0.1
2,200,000		NSTAR Electric Co., 0.514%, 05/17/16	2,200,301	0.0
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,834,060	0.1

4,460,000		Xcel Energy, Inc., 0.750%, 05/09/16	4,394,701	0.1
			19,837,268	0.4

		Total Corporate Bonds/Notes
		(Cost $1,018,172,989)	1,034,487,572	21.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
19,520,000		Ally Master Owner Trust, 0.893%, 06/15/17	19,575,915	0.4

		Total Collateralized Mortgage Obligations
		(Cost $19,520,000)	19,575,915	0.4

ASSET-BACKED SECURITIES: 0.2%
			Automobile Asset-Backed Securities: 0.2%
4,885,000		Ford Credit Auto Owner Trust, 0.580%, 12/15/16	4,885,584	0.1
4,755,000		Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	4,748,726	0.1

		Total Asset-Backed Securities
		(Cost $9,639,607)	9,634,310	0.2

FOREIGN GOVERNMENT BONDS: 0.2%
		Banks: 0.2%
10,634,000	L	KFW, 0.500%, 04/19/16	10,556,446	0.2

		Total Foreign Government Bonds
		(Cost $10,599,865)	10,556,446	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.6%
			Federal Home Loan Mortgage Corporation: 1.4%##
7,844,487		0.573%, due 07/15/42	7,924,273	0.2
14,165,691		0.593%, due 05/15/39	14,283,621	0.3
12,658,687		0.643%, due 08/15/42	12,818,686	0.3
3,291,979		0.643%, due 08/15/42	3,324,174	0.1
7,590,910		0.693%, due 06/15/42	7,683,663	0.1
5,004,148		0.693%, due 06/15/42	5,072,427	0.1
4,120,884		0.693%, due 07/15/42	4,181,094	0.1
6,090,933		0.693%, due 07/15/42	6,220,433	0.1
4,144,103		0.693%, due 07/15/42	4,201,975	0.1
2,538,011		0.693%, due 08/15/42	2,573,332	0.0
			68,283,678	1.4

			Federal National Mortgage Association: 2.7%##
3,276,099		0.573%, due 09/25/42	3,309,417	0.1
6,338,073		0.593%, due 04/25/39	6,391,123	0.1
12,224,676		0.593%, due 08/25/39	12,321,526	0.3
5,806,125		0.593%, due 07/25/42	5,856,122	0.1
6,583,742		0.593%, due 09/25/42	6,651,492	0.1
17,237,794		0.593%, due 10/25/42	17,415,085	0.4
12,439,192		0.593%, due 10/25/42	12,561,426	0.3
7,259,941		0.593%, due 10/25/42	7,334,700	0.2
5,110,514		0.643%, due 07/25/42	5,169,793	0.1
6,313,960		0.643%, due 08/25/42	6,423,732	0.1
12,177,455		0.643%, due 09/25/42	12,331,244	0.3
1,995,642		0.643%, due 09/25/42	2,021,208	0.0
7,054,717		0.643%, due 09/25/42	7,143,695	0.2

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

11,118,386	0.643%, due 09/25/42	11,303,229	0.2
5,758,799	0.693%, due 08/25/42	5,883,713	0.1
4,030,028	0.743%, due 03/25/42	4,070,929	0.1
		126,188,434	2.7

		Government National Mortgage Association: 0.5%
4,838,610	0.542%, due 02/20/42	4,871,718	0.1
5,599,055	0.593%, due 07/16/41	5,643,484	0.1
4,944,098	0.593%, due 03/16/42	4,996,293	0.1
9,111,234	0.593%, due 04/16/42	9,210,647	0.2
		24,722,142	0.5

	Total U.S. Government Agency Obligations
	(Cost $217,171,705)	219,194,254	4.6

	Total Long-Term Investments
	(Cost $3,633,754,863)	4,267,031,798	89.3

SHORT-TERM INVESTMENTS: 10.0%
		Securities Lending Collateralcc(1): 0.2%
1,977,357	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,977,380, collateralized by various U.S. Government Agency Obligations, 2.166%- 5.500%, Market Value plus accrued interest $2,016,904, due 12/01/17-06/01/43)	1,977,357	0.1
1,977,357	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,977,398, collateralized by various U.S. Government Agency Obligations, 1.374%- 6.500%, Market Value plus accrued interest $2,016,904, due 06/01/17-03/01/48)	1,977,357	0.0
1,977,357	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,977,398, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $2,016,904, due 07/01/32-07/01/43)	1,977,357	0.0

416,271	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $416,275, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $424,607, due 01/15/25-02/15/43)	416,271	0.0
1,977,357	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,977,383, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $2,016,904, due 12/04/13-08/27/32)	1,977,357	0.1
		8,325,699	0.2

Shares		Value	Percentage of Net Assets
		Affiliated Investment Companies: 9.8%
469,860,976	T. Rowe Price Reserve Investment Fund
	(Cost $469,860,976)	469,860,976	9.8

	Total Short-Term Investments
	(Cost $478,186,675)	478,186,675	10.0

	Total Investments in Securities
	(Cost $4,111,941,538)	$4,745,218,473	99.3
	Assets in Excess of Other Liabilities	32,932,195	0.7

	Net Assets	$4,778,150,668	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EU Euro

Cost for federal income tax purposes is $4,112,593,428.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$642,916,397
Gross Unrealized Depreciation	(10,291,352)

Net Unrealized Appreciation	$632,625,045

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$462,908,432	$–	$–	$462,908,432
Consumer Staples	294,991,014	58,309,369	–	353,300,383
Energy	140,329,202	–	–	140,329,202
Financials	539,746,171	–	–	539,746,171
Health Care	422,970,529	–	–	422,970,529
Industrials	411,937,107	–	–	411,937,107
Information Technology	494,488,423	–	–	494,488,423
Utilities	110,401,376	–	–	110,401,376

Total Common Stock	2,877,772,254	58,309,369	–	2,936,081,623

Preferred Stock	10,283,650	27,218,028	–	37,501,678
Corporate Bonds/Notes	–	1,034,487,572	–	1,034,487,572
Collateralized Mortgage Obligations	–	19,575,915	–	19,575,915
Short-Term Investments	469,860,976	8,325,699	–	478,186,675
U.S. Government Agency Obligations	–	219,194,254	–	219,194,254
Foreign Government Bonds	–	10,556,446	–	10,556,446
Asset-Backed Securities	–	9,634,310	–	9,634,310

Total Investments, at fair value	$3,357,916,880	$1,387,301,593	$–	$4,745,218,473

Liabilities Table
Other Financial Instruments+
Written Options	$(7,842,685)	$(12,664,142)	$–	$(20,506,827)

Total Liabilities	$(7,842,685)	$(12,664,142)	$–	$(20,506,827)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2013:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Accenture PLC	80.00	01/18/14	620	$206,841	$(111,600)
Accenture PLC	82.50	01/18/14	873	241,944	(109,125)
Accenture PLC	85.00	01/18/14	254	64,077	(22,860)
International Business Machines Corp.	230.00	01/18/14	1,764	735,847	(176,400)
JPMorgan Chase & Co.	45.00	01/18/14	2,070	540,258	(1,800,900)
JPMorgan Chase & Co.	55.00	01/18/14	3,456	394,857	(808,704)
Oracle Corp.	33.00	01/18/14	4,383	533,674	(495,279)
Philip Morris International, Inc.	95.00	01/18/14	495	144,537	(76,230)
Philip Morris International, Inc.	97.50	01/18/14	495	107,908	(53,955)
Procter & Gamble Co.	75.00	01/18/14	2,668	276,324	(1,387,360)
The Walt Disney Co.	70.00	01/18/14	1,476	304,026	(286,344)
US Bancorp.	35.00	01/18/14	4,731	586,990	(1,182,750)
US Bancorp.	37.00	01/18/14	8,245	575,145	(1,179,035)
Williams Companies, Inc.	40.00	08/17/13	1,288	87,582	(10,304)
Williams Companies, Inc.	40.00	01/18/14	1,907	165,905	(101,071)
Zoetis, Inc.	35.00	10/19/13	728	156,500	(40,768)

				$5,122,415	$(7,842,685)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING T. Rowe Price Capital Appreciation Portfolio Written OTC Options on June 30, 2013:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value

Options on Securities
547	JPMorgan Chase & Co.	Apache Corp.	90.000 USD	01/18/14	$225,211	$(218,800)
345	Merrill Lynch and Co., Inc.	Chevron Corp.	125.000 USD	01/18/14	83,490	(113,850)
345	Merrill Lynch and Co., Inc.	Chevron Corp.	135.000 USD	01/18/14	25,185	(36,915)
344	Merrill Lynch and Co., Inc.	Chevron Corp.	135.000 USD	01/18/14	46,096	(65,704)
1,748	Merrill Lynch and Co., Inc.	Exxon Mobil Corp.	92.500 USD	01/18/14	500,075	(515,660)
1,748	Merrill Lynch and Co., Inc.	Exxon Mobil Corp.	95.000 USD	01/18/14	327,121	(356,592)
133	Merrill Lynch and Co., Inc.	Google Inc.	850.000 USD	01/18/14	401,261	(1,057,350)
279	Morgan Stanley	International Business Machines Corp.	200.000 USD	01/18/14	279,000	(198,090)
279	Morgan Stanley	International Business Machines Corp.	210.000 USD	01/18/14	167,740	(112,995)
393	Morgan Stanley	Kohl’s Corp.	47.000 USD	01/18/14	136,764	(224,010)
295	Morgan Stanley	Kohl’s Corp.	50.000 USD	01/18/14	66,965	(119,180)
1,173	JPMorgan Chase & Co.	Lowe’s Companies Inc.	42.000 USD	10/19/13	221,138	(195,304)
2,346	JPMorgan Chase & Co.	Lowe’s Companies Inc.	45.000 USD	01/18/14	336,723	(309,672)
586	JPMorgan Chase & Co.	Lowe’s Companies Inc.	46.000 USD	01/18/14	68,432	(65,046)
1,066	Citigroup, Inc.	NRG Energy, Inc.	25.000 USD	01/18/14	186,539	(351,780)
1,066	Citigroup, Inc.	NRG Energy, Inc.	27.000 USD	01/18/14	122,462	(239,850)
2,309	Citigroup, Inc.	Oracle Corp.	32.000 USD	01/18/14	369,648	(346,350)
2,308	Citigroup, Inc.	Oracle Corp.	32.000 USD	01/18/14	609,352	(346,200)
2,309	Citigroup, Inc.	Oracle Corp.	35.000 USD	01/18/14	359,884	(143,158)
2,167	Citigroup, Inc.	PepsiCo, Inc.	75.000 USD	01/18/14	352,337	(1,739,018)
1,851	Citigroup, Inc.	PepsiCo, Inc.	77.500 USD	01/18/14	196,041	(1,138,365)
5,864	Merrill Lynch and Co., Inc.	Pfizer, Inc.	27.000 USD	01/18/14	720,950	(1,202,120)
1,478	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	100.000 USD	01/18/14	365,708	(113,806)
498	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	105.000 USD	01/18/14	57,912	(19,422)
950	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	97.500 USD	01/18/14	320,150	(103,550)
1,270	Merrill Lynch and Co., Inc.	The Walt Disney Co.	55.000 USD	01/18/14	396,855	(1,371,600)
1,270	Merrill Lynch and Co., Inc.	The Walt Disney Co.	57.500 USD	01/18/14	271,147	(1,111,250)
958	Merrill Lynch and Co., Inc.	UnitedHealth Group Inc.	65.000 USD	09/21/13	109,068	(306,560)
874	Merrill Lynch and Co., Inc.	UnitedHealth Group Inc.	65.000 USD	01/18/14	160,926	(445,740)
1,578	Merrill Lynch and Co., Inc.	Williams Companies, Inc.	40.000 USD	08/17/13	164,980	(12,624)
1,577	Merrill Lynch and Co., Inc.	Williams Companies, Inc.	40.000 USD	01/18/14	292,076	(83,581)

			Total Written OTC Options		$7,941,236	$(12,664,142)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.2%
		Consumer Discretionary: 11.1%
430,200		Cablevision Systems Corp.	7,235,964	0.4
348,100		Carnival Corp.	11,936,349	0.8
189,600		Comcast Corp. – Class A	7,940,448	0.5
577,000		Ford Motor Co.	8,926,190	0.6
113,800		Genuine Parts Co.	8,884,366	0.6
102,600		Hasbro, Inc.	4,599,558	0.3
247,100		Johnson Controls, Inc.	8,843,709	0.6
337,100		Kohl’s Corp.	17,026,921	1.1
218,300		Macy’s, Inc.	10,478,400	0.7
122,375	@	The Madison Square Garden, Inc.	7,250,719	0.4
384,400		Mattel, Inc.	17,417,164	1.1
224,100		McGraw-Hill Cos., Inc.	11,919,879	0.7
395,100	@	New York Times Co.	4,369,806	0.3
771,000		Staples, Inc.	12,228,060	0.8
14,500		Tiffany & Co.	1,056,180	0.1
302,766		Time Warner, Inc.	17,505,930	1.1
151,600		Walt Disney Co.	9,573,540	0.6
11,500		Whirlpool Corp.	1,315,140	0.1
228,414		WPP PLC	3,904,263	0.3
			172,412,586	11.1

		Consumer Staples: 5.1%
438,700		Archer-Daniels- Midland Co.	14,876,317	0.9
589,600		Avon Products, Inc.	12,399,288	0.8
345,200		Campbell Soup Co.	15,461,508	1.0
188,500		Clorox Co.	15,671,890	1.0
102,100		McCormick & Co., Inc.	7,183,756	0.5
175,600		PepsiCo, Inc.	14,362,324	0.9
			79,955,083	5.1

		Energy: 14.0%
185,100		Anadarko Petroleum Corp.	15,905,643	1.0
305,500		Apache Corp.	25,610,065	1.6
189,824		BP PLC ADR	7,923,254	0.5
312,190		Chevron Corp.	36,944,565	2.4
96,100		ConocoPhillips	5,814,050	0.4
320,300		Consol Energy, Inc.	8,680,130	0.5
160,000		Diamond Offshore Drilling	11,006,400	0.7
338,324		ExxonMobil Corp.	30,567,573	2.0
232,700		Hess Corp.	15,472,223	1.0
270,400		Murphy Oil Corp.	16,464,656	1.1
465,500		Petroleo Brasileiro SA ADR	6,247,010	0.4
338,600		Royal Dutch Shell PLC - Class A ADR	21,602,680	1.4
192,100		Schlumberger Ltd.	13,765,886	0.9
205,100		Talisman Energy, Inc.	2,344,293	0.1
			218,348,428	14.0

		Financials: 20.0%
349,100		Allstate Corp.	16,798,692	1.1
269,900		American Express Co.	20,177,724	1.3
1,522,119		Bank of America Corp.	19,574,450	1.3

211,100		Bank of New York Mellon Corp.	5,921,355	0.4
161,700		Capital One Financial Corp.	10,156,377	0.6
85,200		Chubb Corp.	7,212,180	0.5
830,944		JPMorgan Chase & Co.	43,865,534	2.8
370,900		Legg Mason, Inc.	11,501,609	0.7
248,177		Lincoln National Corp.	9,051,015	0.6
115,400		Loews Corp.	5,123,760	0.3
446,900		Marsh & McLennan Cos., Inc.	17,840,248	1.1
261,500		Northern Trust Corp.	15,140,850	1.0
290,500		PNC Financial Services Group, Inc.	21,183,260	1.4
635,200		Regions Financial Corp.	6,053,456	0.4
279,800		SLM Corp.	6,396,228	0.4
191,300		Sun Life Financial, Inc.	5,666,306	0.4
442,500		SunTrust Bank	13,969,725	0.9
712,400		US Bancorp.	25,753,260	1.6
775,000		Wells Fargo & Co.	31,984,250	2.0
380,151		Weyerhaeuser Co.	10,830,502	0.7
174,400	@	Willis Group Holdings PLC	7,112,032	0.5
			311,312,813	20.0

		Health Care: 6.3%
130,900		Agilent Technologies, Inc.	5,597,284	0.4
343,800		Bristol-Myers Squibb Co.	15,364,422	1.0
159,600	@	Hospira, Inc.	6,114,276	0.4
269,600		Johnson & Johnson	23,147,856	1.5
385,500		Merck & Co., Inc.	17,906,475	1.1
714,976		Pfizer, Inc.	20,026,478	1.3
128,000		Quest Diagnostics	7,760,640	0.5
29,300		Thermo Fisher Scientific, Inc.	2,479,659	0.1
			98,397,090	6.3

		Industrials: 14.0%
161,000		3M Co.	17,605,350	1.1
155,800		Boeing Co.	15,960,152	1.0
128,181	@	Eaton Corp. PLC	8,435,591	0.6
296,000		Emerson Electric Co.	16,143,840	1.0
1,820,500		General Electric Co.	42,217,395	2.7
242,400		Honeywell International, Inc.	19,232,016	1.2
290,200		Illinois Tool Works, Inc.	20,073,134	1.3
145,200		Joy Global, Inc.	7,046,556	0.5
68,500		Lockheed Martin Corp.	7,429,510	0.5
423,400		Masco Corp.	8,252,066	0.5
232,700		Norfolk Southern Corp.	16,905,655	1.1
439,700	@	United Continental Holdings, Inc.	13,758,213	0.9
183,700		United Parcel Service, Inc. - Class B	15,886,376	1.0
180,800	@	USG Corp.	4,167,440	0.3
152,900		Xylem, Inc.	4,119,126	0.3
			217,232,420	14.0

		Information Technology: 9.2%
240,600		Analog Devices, Inc.	10,841,436	0.7
32,000		Apple, Inc.	12,674,560	0.8
738,400		Applied Materials, Inc.	11,009,544	0.7
144,200		CA, Inc.	4,128,446	0.3

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

619,300		Cisco Systems, Inc.	15,055,183	1.0
218,000		Computer Sciences Corp.	9,541,860	0.6
879,400		Corning, Inc.	12,513,862	0.8
951,900		Dell, Inc.	12,707,865	0.8
255,400		Harris Corp.	12,578,450	0.8
71,400		Hewlett-Packard Co.	1,770,720	0.1
634,000		Microsoft Corp.	21,892,020	1.4
803,900	@,L	Nokia OYJ ADR	3,006,586	0.2
280,600		Texas Instruments, Inc.	9,784,522	0.6
349,000		Western Union Co.	5,971,390	0.4
			143,476,444	9.2

		Materials: 4.3%
123,700	L	Cliffs Natural Resources, Inc.	2,010,125	0.1
151,900		EI Du Pont de Nemours & Co.	7,974,750	0.5
467,793		International Paper Co.	20,727,908	1.3
231,600		MeadWestvaco Corp.	7,899,876	0.5
188,700		Newmont Mining Corp.	5,651,565	0.4
291,000		Nucor Corp.	12,606,120	0.8
205,900		Vulcan Materials Co.	9,967,619	0.7
			66,837,963	4.3

		Telecommunication Services: 3.6%
684,703		AT&T, Inc.	24,238,486	1.6
240,510		CenturyTel, Inc.	8,502,029	0.5
315,596	@	Telefonica S.A.	4,060,247	0.3
291,350		Verizon Communications, Inc.	14,666,559	0.9
1,821,619	@	Vodafone Group PLC	5,220,204	0.3
			56,687,525	3.6

		Utilities: 5.6%
424,700		AES Corp.	5,092,153	0.3
272,372		Duke Energy Corp.	18,385,110	1.2
224,300		Entergy Corp.	15,629,224	1.0
410,800		Exelon Corp.	12,685,504	0.8
213,800		FirstEnergy Corp.	7,983,292	0.5
568,000		NiSource, Inc.	16,267,520	1.1
78,600		TECO Energy, Inc.	1,351,134	0.1
335,500		Xcel Energy, Inc.	9,508,070	0.6
			86,902,007	5.6

	Total Common Stock
	(Cost $1,123,215,221)		1,451,562,359	93.2

PREFERRED STOCK: 0.7%
		Consumer Discretionary: 0.6%
203,050	@	General Motors Co.	9,778,888	0.6

		Financials: 0.1%
15,050	@	Weyerhaeuser Co.	767,701	0.1

	Total Preferred Stock
	(Cost $ 10,938,035)		10,546,589	0.7

	Total Long-Term Investments
	(Cost $ 1,134,153,256)		1,462,108,948	93.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Securities Lending Collateralcc(1): 0.4%
1,308,058	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $1,308,071, collateralized by various U.S. Government Agency Obligations, 0.000%- 6.250%, Market Value plus accrued interest $1,334,224, due 07/03/13-05/15/37)	1,308,058	0.1
275,377	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $275,380, collateralized by various U.S. Government Securities, 0.000%- 2.125%, Market Value plus accrued interest $280,885, due 07/05/13-08/15/21)	275,377	0.0
1,308,058	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,308,074, collateralized by various U.S. Government Agency Obligations, 1.370%- 7.900%, Market Value plus accrued interest $1,334,247, due 05/01/15-01/01/47)	1,308,058	0.1
1,308,058	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,308,074, collateralized by various U.S. Government Agency Obligations, 2.189%- 5.000%, Market Value plus accrued interest $1,334,219, due 06/01/18-04/01/43)	1,308,058	0.1

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,308,058	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,308,075, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $1,334,219, due 12/04/13-08/27/32)	1,308,058	0.1
		5,507,609	0.4

Shares		Value	Percentage of Net Assets
		Affiliated Investment Companies: 5.6%
87,753,590	T. Rowe Price Reserve Investment Fund (Cost $87,753,590)	87,753,590	5.6

	Total Short-Term Investments
	(Cost $ 93,261,199)	93,261,199	6.0

	Total Investments in Securities
	(Cost $1,227,414,455)	$1,555,370,147	99.9
	Assets in Excess of Other Liabilities	1,447,146	0.1

	Net Assets	$1,556,817,293	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,241,689,369.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$374,255,558
Gross Unrealized Depreciation	(60,574,780)

Net Unrealized Appreciation	$313,680,778

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$168,508,323	$3,904,263	$–	$172,412,586
Consumer Staples	79,955,083	–	–	79,955,083
Energy	218,348,428	–	–	218,348,428
Financials	311,312,813	–	–	311,312,813
Health Care	98,397,090	–	–	98,397,090
Industrials	217,232,420	–	–	217,232,420
Information Technology	143,476,444	–	–	143,476,444
Materials	66,837,963	–	–	66,837,963
Telecommunication Services	47,407,074	9,280,451	–	56,687,525
Utilities	86,902,007	–	–	86,902,007

Total Common Stock	1,438,377,645	13,184,714	–	1,451,562,359

Preferred Stock	10,546,589	–	–	10,546,589
Short-Term Investments	87,753,590	5,507,609	–	93,261,199

Total Investments, at fair value	$1,536,677,824	$18,692,323	$–	$1,555,370,147

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 3.6%
234,418		Amcor Ltd.	2,166,480	1.0
20,177		CSL Ltd.	1,136,332	0.5
45,657		Macquarie Group Ltd.	1,741,406	0.8
73,712		Orica Ltd.	1,389,512	0.7
120,355		Santos Ltd.	1,370,615	0.6
			7,804,345	3.6

		Belgium: 1.1%
26,490		Anheuser-Busch InBev Worldwide, Inc.	2,384,967	1.1

		Brazil: 4.5%
160,800		Banco Santander Brasil S.A. ADR	1,000,176	0.5
68,500		BM&F Bovespa S.A.	376,369	0.2
220,200		BR Malls Participacoes S.A.	1,968,759	0.9
157,450		Itau Unibanco Holding S.A.	2,033,616	0.9
50,800		Lojas Renner SA	1,455,006	0.7
222,300	@	PDG Realty SA Empreendimentos e Participacoes	207,222	0.1
124,800		Petroleo Brasileiro SA ADR	1,829,568	0.8
94,600		Raia Drogasil SA	916,598	0.4
			9,787,314	4.5

		Canada: 4.2%
228,600		Eldorado Gold Corp.	1,415,029	0.7
24,300	@,L	Lululemon Athletica, Inc.	1,592,136	0.7
50,700		Potash Corp. of Saskatchewan	1,933,191	0.9
43,700		Tim Hortons, Inc.	2,363,465	1.1
19,800	@	Valeant Pharmaceuticals International, Inc.	1,707,202	0.8
			9,011,023	4.2

		China: 7.2%
64,200	@	Avago Technologies Ltd.	2,399,796	1.1
29,100	@	Baidu.com ADR	2,750,823	1.3
123,500		Beijing Enterprises Holdings Ltd.	889,555	0.4
714,000		Belle International Holdings	976,094	0.5
354,000		China Longyuan Power Group Corp.	363,965	0.2
428,000		China Merchants Holdings International Co., Ltd.	1,323,966	0.6
1,140,500		Parkson Retail Group Ltd.	468,968	0.2
103,000		Ping An Insurance Group Co. of China Ltd.	687,596	0.3
18,800	@	Sina Corp.	1,047,724	0.5
508,500		Sun Art Retail Group Ltd.	733,398	0.3
40,900		Tencent Holdings Ltd.	1,597,032	0.8

975,000	L	Want Want China Holdings Ltd.	1,366,602	0.6
41,530	@	Youku.com, Inc. ADR	796,960	0.4
			15,402,479	7.2

		Denmark: 1.4%
20,876		Carlsberg A/S	1,866,651	0.9
7,557		Novo-Nordisk A/S	1,174,830	0.5
			3,041,481	1.4

		France: 4.6%
153,639		AXA S.A.	3,028,625	1.4
46,641		Edenred	1,428,127	0.7
66,551		Eutelsat Communications	1,888,113	0.9
15,957	L	Pernod-Ricard S.A.	1,771,121	0.8
24,389		Schneider Electric S.A.	1,771,283	0.8
			9,887,269	4.6

		Germany: 4.2%
20,348		Bayer AG	2,166,453	1.0
13,684		Brenntag AG	2,079,856	0.9
17,642		Fresenius AG	2,171,378	1.0
8,750		Henkel KGaA - Vorzug	821,706	0.4
25,559		SAP AG	1,866,386	0.9
			9,105,779	4.2

		Hong Kong: 4.1%
680,400		AIA Group Ltd.	2,866,526	1.3
543,000		Hang Lung Properties Ltd.	1,880,859	0.9
38,000		Jardine Matheson Holdings Ltd.	2,293,381	1.1
457,500		Kerry Properties Ltd.	1,783,537	0.8
			8,824,303	4.1

		India: 3.1%
68,329	@	Axis Bank Ltd. GDR	1,546,863	0.7
391,175		Bharti Airtel Ltd.	1,913,944	0.9
148,389		Housing Development Finance Corp.	2,184,553	1.0
12,502		Infosys Ltd.	521,838	0.3
169,920	@	Adani Ports and Special Economic Zone	429,011	0.2
			6,596,209	3.1

		Indonesia: 0.8%
724,500	@	Sarana Menara Nusantara PT	1,788,438	0.8

		Ireland: 0.8%
24,600	@	Accenture PLC	1,770,216	0.8

		Japan: 13.7%
70,000		Air Water, Inc.	984,045	0.5
51,000		Bridgestone Corp.	1,739,112	0.8
53,200		FamilyMart Co., Ltd.	2,269,961	1.1
59,000		Honda Motor Co., Ltd.	2,191,816	1.0
379		Inpex Holdings, Inc.	1,575,200	0.7
82,400		Japan Tobacco, Inc.	2,908,518	1.3
2,035	L	Jupiter Telecommunications Co.	2,515,538	1.2
105,000		Mitsubishi Estate Co., Ltd.	2,795,507	1.3
50,600		Nippon Telegraph & Telephone Corp.	2,637,317	1.2

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

191,500		Nissan Motor Co., Ltd.	1,919,330	0.9
30,800		Olympus Corp.	935,932	0.4
44,800		Softbank Corp.	2,607,806	1.2
118,600		Sony Financial Holdings, Inc.	1,867,305	0.9
167,500		Sumitomo Corp.	2,087,652	1.0
792		Yahoo! Japan Corp.	389,993	0.2
			29,425,032	13.7

		Malaysia: 1.2%
1,772,700		Astro Malaysia Holdings Bhd	1,695,566	0.8
357,800		CIMB Group Holdings Bhd	932,725	0.4
			2,628,291	1.2

		Mexico: 0.1%
21,303		Fresnillo PLC	287,610	0.1

		Netherlands: 1.7%
21,768		ASML Holding NV	1,718,374	0.8
58,345		Royal Dutch Shell PLC - Class B	1,932,336	0.9
			3,650,710	1.7

		Norway: 0.7%
84,025	@	Subsea 7 SA	1,473,188	0.7

		Russia: 0.8%
156,652		Sberbank of Russia ADR	1,784,266	0.8

		South Africa: 0.6%
191,253		Woolworths Holdings Ltd./South Africa	1,246,620	0.6

		South Korea: 2.1%
7,515		Hyundai Mobis	1,789,117	0.8
2,077		LG Household & Health Care Ltd.	1,011,698	0.5
1,553		Samsung Electronics Co., Ltd.	1,815,184	0.8
			4,615,999	2.1

		Spain: 0.8%
202,436		Banco Bilbao Vizcaya Argentaria S.A.	1,701,235	0.8

		Sweden: 2.2%
37,838		Assa Abloy AB	1,478,776	0.7
78,166		Elekta AB	1,188,010	0.5
37,527		Hexagon AB	1,003,149	0.5
26,061		Svenska Handelsbanken AB	1,044,120	0.5
			4,714,055	2.2

		Switzerland: 10.8%
80,362		ABB Ltd.	1,740,798	0.8
37,247		Cie Financiere Richemont SA	3,284,749	1.5
130,192	@	Credit Suisse Group	3,446,714	1.6
10,471	@	Dufry Group	1,268,422	0.6
27,146		Holcim Ltd.	1,889,533	0.9
45,667		Julius Baer Group Ltd.	1,782,310	0.8
14,231		Kuehne & Nagel International AG	1,561,356	0.7
40,535		Nestle S.A.	2,659,923	1.3
606		SGS S.A.	1,301,035	0.6

20,909		Sonova Holding AG - Reg	2,212,081	1.0
5,510		Syngenta AG	2,148,673	1.0
			23,295,594	10.8

		Taiwan: 1.6%
499,000		Quanta Computer, Inc.	1,073,327	0.5
677,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,450,805	1.1
			3,524,132	1.6

		Turkey: 0.6%
9,836		BIM Birlesik Magazalar AS	213,340	0.1
266,634		Turkiye Garanti Bankasi A/S	1,162,254	0.5
			1,375,594	0.6

		United Arab Emirates: 1.0%
132,065		DP World Ltd.	2,042,452	1.0

		United Kingdom: 16.5%
133,749		ARM Holdings PLC	1,617,982	0.8
83,749		BG Group PLC	1,423,244	0.7
61,911		BHP Billiton PLC	1,578,606	0.7
168,921		British Sky Broadcasting PLC	2,034,994	0.9
87,442		Burberry Group PLC	1,798,910	0.8
201,914		Capita Group PLC	2,967,952	1.4
176,848		Compass Group PLC	2,259,703	1.1
154,538		Experian Group Ltd.	2,685,850	1.2
93,803		GlaxoSmithKline PLC	2,344,736	1.1
131,500		HSBC Holdings PLC	1,361,316	0.6
28,672		Intertek Group PLC	1,274,524	0.6
86,254	@	Partnership Assurance Group plc	638,889	0.3
160,014		Rolls-Royce Holdings PLC	2,755,199	1.3
22,375,332	@	Rolls-Royce Holdings PLC - C shares	34,032	0.0
16,820		SABMiller PLC	806,412	0.4
138,794		Serco Group PLC	1,305,237	0.6
118,631		Standard Chartered PLC	2,575,540	1.2
119,164		Tullow Oil PLC	1,814,023	0.8
246,448		WPP PLC	4,212,517	2.0
			35,489,666	16.5

		United States: 4.7%
57,400		Carnival Corp.	1,968,246	0.9
42,500		Las Vegas Sands Corp.	2,249,525	1.1
36,500	@	Liberty Global PLC - A	2,703,920	1.3
66,000	@,L	NII Holdings, Inc.	440,220	0.2
17,165	@,X	Peixe Urbano, Inc.	85,482	0.0
3,200	@	Priceline.com, Inc.	2,646,816	1.2
			10,094,209	4.7
	Total Common Stock
	(Cost $202,189,829)		212,752,476	98.7

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

PREFERRED STOCK: 0.0%
		United States: 0.0%
3,895	@ Peixe Urbano, Inc.	19,397	0.0

	Total Preferred Stock
	(Cost $ 128,227)	19,397	0.0

	Total Long-Term Investments
	(Cost $ 202,318,056)	212,771,873	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateralcc(1): 1.3%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	1,000,000	0.5
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17-03/01/48)	1,000,000	0.5
783,472	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $783,482, collateralized by various U.S. Government Agency Obligations, 2.000%-9.500%, Market Value plus accrued interest $799,141, due 04/01/14-01/01/52)	783,472	0.3
		2,783,472	1.3

Shares		Value	Percentage of Net Assets
		Affiliated Investment Companies: 0.5%
1,033,001	T. Rowe Price Reserve Investment Fund (Cost $1,033,001)	1,033,001	0.5

	Total Short-Term Investments
	(Cost $3,816,473)	3,816,473	1.8

Total Investments in Securities
(Cost $206,134,529)	$216,588,346	100.5
Liabilities in Excess of Other Assets	(1,034,940)	(0.5)

Net Assets	$215,553,406	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt GDR Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $207,843,504.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$26,919,383
Gross Unrealized Depreciation	(18,174,541)

Net Unrealized Appreciation	$8,744,842

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	21.7%
Financials	19.4
Industrials	15.1
Information Technology	10.3
Consumer Staples	9.2
Health Care	6.8
Materials	6.5
Energy	5.2
Telecommunication Services	4.3
Utilities	0.2
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.5)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$1,136,332	$6,668,013	$–	$7,804,345
Belgium	–	2,384,967	–	2,384,967
Brazil	9,787,314	–	–	9,787,314
Canada	9,011,023	–	–	9,011,023
China	6,995,303	8,407,176	–	15,402,479
Denmark	–	3,041,481	–	3,041,481
France	–	9,887,269	–	9,887,269
Germany	–	9,105,779	–	9,105,779
Hong Kong	–	8,824,303	–	8,824,303
India	–	6,596,209	–	6,596,209
Indonesia	1,788,438	–	–	1,788,438
Ireland	1,770,216	–	–	1,770,216
Japan	2,515,538	26,909,494	–	29,425,032
Malaysia	–	2,628,291	–	2,628,291
Mexico	–	287,610	–	287,610
Netherlands	–	3,650,710	–	3,650,710
Norway	1,473,188	–	–	1,473,188
Russia	1,784,266	–	–	1,784,266
South Africa	–	1,246,620	–	1,246,620
South Korea	–	4,615,999	–	4,615,999
Spain	–	1,701,235	–	1,701,235
Sweden	–	4,714,055	–	4,714,055
Switzerland	–	23,295,594	–	23,295,594
Taiwan	–	3,524,132	–	3,524,132
Turkey	–	1,375,594	–	1,375,594
United Arab Emirates	–	2,042,452	–	2,042,452
United Kingdom	638,889	34,850,777	–	35,489,666
United States	10,008,727	–	85,482	10,094,209

Total Common Stock	46,909,234	165,757,760	85,482	212,752,476

Preferred Stock	–	–	19,397	19,397
Short-Term Investments	1,033,001	2,783,472	–	3,816,473

Total Investments, at fair value	$47,942,235	$168,541,232	$104,879	$216,588,346

Other Financial Instruments+
Forward Foreign Currency Contracts	–	70,420	–	70,420

Total Assets	$47,942,235	$168,611,652	$104,879	$216,658,766

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,497)	$–	$(2,497)

Total Liabilities	$–	$(2,497)	$–	$(2,497)

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $2,218,904 were transferred from Level 1 to Level 2 within the fair value hierarchy.
^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Japanese Yen	106,317,896	Sell	07/02/13	$1,118,600	$1,071,969	$46,631
Goldman Sachs & Co.	Japanese Yen	334,484,295	Sell	07/02/13	3,370,000	3,372,497	(2,497)
Goldman Sachs & Co.	Japanese Yen	109,019,717	Sell	07/02/13	1,123,000	1,099,211	23,789

							$67,923

ING BlackRock Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 15.4%
190,000		Comcast Corp. – Class A	7,957,200	2.4
27,550	@	Dollar Tree, Inc.	1,400,642	0.4
174,740		Lowe’s Cos., Inc.	7,146,866	2.1
269,582		News Corp. - Class A	8,788,373	2.6
69,912		Nike, Inc.	4,451,996	1.3
101,330		Ross Stores, Inc.	6,567,197	2.0
133,470		TJX Cos., Inc.	6,681,508	2.0
8,950		VF Corp.	1,727,887	0.5
110,710		Walt Disney Co.	6,991,337	2.1
			51,713,006	15.4

		Consumer Staples: 7.3%
127,205		Coca-Cola Co.	5,102,193	1.5
141,435		CVS Caremark Corp.	8,087,253	2.4
49,160		Philip Morris International, Inc.	4,258,239	1.3
95,740		Wal-Mart Stores, Inc.	7,131,673	2.1
			24,579,358	7.3

		Energy: 4.7%
43,430		Marathon Petroleum Corp.	3,086,136	0.9
58,810		Oceaneering International, Inc.	4,246,082	1.2
86,194	L	PBF Energy, Inc.	2,232,425	0.7
214,160		Suncor Energy, Inc.	6,315,578	1.9
			15,880,221	4.7

		Financials: 9.0%
160,700		Discover Financial Services	7,655,748	2.3
18,000		Mastercard, Inc.	10,341,000	3.1
59,800		Travelers Cos., Inc.	4,779,216	1.4
203,840		US Bancorp.	7,368,816	2.2
			30,144,780	9.0

		Health Care: 13.8%
156,605		Abbott Laboratories	5,462,382	1.6
117,425		AbbVie, Inc.	4,854,349	1.5
112,110		Agilent Technologies, Inc.	4,793,824	1.4
51,890		Amgen, Inc.	5,119,467	1.5
14,090	@	Biogen Idec, Inc.	3,032,168	0.9
26,230	@	Celgene Corp.	3,066,549	0.9
58,240		Eli Lilly & Co.	2,860,749	0.9
50,080	@	Gilead Sciences, Inc.	2,564,597	0.8
65,675		McKesson Corp.	7,519,788	2.2
81,020		Merck & Co., Inc.	3,763,379	1.1
29,665		Patterson Cos., Inc.	1,115,404	0.3
4,500	@	Quintiles Transnational Holdings, Inc.	191,520	0.1
104,100	@	Warner Chilcott PLC	2,069,508	0.6
			46,413,684	13.8

		Industrials: 12.3%
98,710		3M Co.	10,793,938	3.2
75,130		Boeing Co.	7,696,317	2.3
28,030		Cummins, Inc.	3,040,134	0.9
91,880	@	Ingersoll-Rand PLC - Class A	5,101,178	1.5

100,380		KBR, Inc.	3,262,350	1.0
29,191	@	MRC Global, Inc.	806,255	0.2
27,130		Parker Hannifin Corp.	2,588,202	0.7
233,749	@	United Continental Holdings, Inc.	7,314,006	2.2
12,840	@	WABCO Holdings, Inc.	959,020	0.3
			41,561,400	12.3

		Information Technology: 28.5%
32,435	@	Alliance Data Systems Corp.	5,871,708	1.7
38,045		Apple, Inc.	15,068,864	4.5
123,950		Applied Materials, Inc.	1,848,094	0.5
44,615		DST Systems, Inc.	2,914,698	0.9
283,050		EMC Corp.	6,685,641	2.0
21,415	@	Google, Inc. - Class A	18,853,124	5.6
59,285		International Business Machines Corp.	11,329,956	3.4
445,990		Microsoft Corp.	15,400,035	4.6
296,040		Oracle Corp.	9,094,349	2.7
26,190		Qualcomm, Inc.	1,599,685	0.5
38,500		Symantec Corp.	865,095	0.2
87,880	@	Teradata Corp.	4,414,212	1.3
107,350	@	Teradyne, Inc.	1,886,140	0.6
			95,831,601	28.5

		Materials: 5.1%
8,760		CF Industries Holdings, Inc.	1,502,340	0.5
83,430		International Paper Co.	3,696,783	1.1
132,946		Packaging Corp. of America	6,509,036	1.9
37,440		PPG Industries, Inc.	5,481,591	1.6
			17,189,750	5.1

	Total Common Stock (Cost $286,883,872)		323,313,800	96.1

EXCHANGE-TRADED FUNDS: 1.8%
38,470	L	SPDR Trust Series 1	6,155,584	1.8

	Total Exchange-Traded Funds (Cost $6,090,127)		6,155,584	1.8

	Total Long-Term Investments (Cost $292,973,999)		329,469,384	97.9

See Accompanying Notes to Financial Statements

1

ING BlackRock Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateralcc(1): 2.5%
2,009,837	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,009,857, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,050,042, due 07/03/13-05/15/37)	2,009,837	0.6
423,117	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $423,122, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $431,579, due 07/05/13-08/15/21)	423,117	0.1
2,009,837	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,009,862, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $2,050,077, due 05/01/15-01/01/47)	2,009,837	0.6
2,009,837	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,009,862, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $2,050,034, due 06/01/18-04/01/43)	2,009,837	0.6

2,009,837	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,009,863, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,050,034, due 12/04/13-08/27/32)	2,009,837	0.6
		8,462,465	2.5

Shares		Value	Percentage of Net Assets
		Mutual Funds: 2.1%
7,167,048	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,167,048)	7,167,048	2.1

	Total Short-Term Investments (Cost $15,629,513)	15,629,513	4.6

	Total Investments in Securities (Cost $308,603,512)	$345,098,897	102.5
	Liabilities in Excess of Other Assets	(8,531,066)	(2.5)

	Net Assets	$336,567,831	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $308,777,437.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,175,351
Gross Unrealized Depreciation	(9,853,891)

Net Unrealized Appreciation	$36,321,460

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

2

ING BlackRock Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$323,313,800	$–	$–	$323,313,800
Exchange-Traded Funds	6,155,584	–	–	6,155,584
Short-Term Investments	7,167,048	8,462,465	–	15,629,513

Total Investments, at fair value	$336,636,432	$8,462,465	$–	$345,098,897

^     See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*     For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

3

ING Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 0.5%
51,800		Starwood Hotels & Resorts Worldwide, Inc.	3,273,242	0.5

		Financials: 98.2%
179,800	L	American Realty Capital Properties, Inc.	2,743,748	0.4
71,600	@	American Residential Properties, Inc.	1,231,520	0.2
288,000		Apartment Investment & Management Co.	8,651,520	1.3
173,652		AvalonBay Communities, Inc.	23,427,391	3.4
410,200		BioMed Realty Trust, Inc.	8,298,346	1.2
238,196		Boston Properties, Inc.	25,122,532	3.7
448,300		Brandywine Realty Trust	6,061,016	0.9
282,720	L	BRE Properties, Inc.	14,141,654	2.1
202,600		Campus Crest Communities, Inc.	2,338,004	0.3
361,000		CBL & Associates Properties, Inc.	7,732,620	1.1
136,400		CommonWealth REIT	3,153,568	0.5
69,300		Corrections Corp. of America	2,347,191	0.3
274,400		CubeSmart	4,384,912	0.6
656,000		DDR Corp.	10,922,400	1.6
89,057	L	Digital Realty Trust, Inc.	5,432,477	0.8
468,200		Douglas Emmett, Inc.	11,681,590	1.7
826,800		Duke Realty Corp.	12,889,812	1.9
132,600		EPR Properties	6,665,802	1.0
535,071		Equity Residential	31,066,222	4.5
46,470		Essex Property Trust, Inc.	7,385,012	1.1
38,788	L	Federal Realty Investment Trust	4,021,540	0.6
1,067,253		General Growth Properties, Inc.	21,206,317	3.1
519,352		HCP, Inc.	23,599,355	3.4
409,900		Health Care Real Estate Investment Trust, Inc.	27,475,597	4.0
348,345		Healthcare Realty Trust, Inc.	8,882,798	1.3
389,800		Healthcare Trust of America, Inc.	4,377,454	0.6
269,047	L	Highwoods Properties, Inc.	9,580,764	1.4
1,776,668		Host Hotels & Resorts, Inc.	29,972,389	4.4
259,000		Kilroy Realty Corp.	13,729,590	2.0
994,778		Kimco Realty Corp.	21,318,093	3.1
636,700		Lexington Realty Trust	7,436,656	1.1
351,045		Liberty Property Trust	12,974,623	1.9
285,523		Macerich Co.	17,408,337	2.5
157,300		Pebblebrook Hotel Trust	4,066,205	0.6
218,000		Post Properties, Inc.	10,788,820	1.6
813,184		ProLogis, Inc.	30,673,301	4.5
157,964		Public Storage, Inc.	24,220,620	3.5

223,400		Ramco-Gershenson Properties	3,469,402	0.5
129,100		Realty Income Corp.	5,411,872	0.8
213,600	L	Regency Centers Corp.	10,853,016	1.6
437,300	L	Senior Housing Properties Trust	11,339,189	1.7
399,211		Simon Property Group, Inc.	63,043,401	9.2
190,354		SL Green Realty Corp.	16,787,319	2.5
597,800	@	Strategic Hotel Capital, Inc.	5,296,508	0.8
84,000		Sun Communities, Inc.	4,179,840	0.6
487,300	@	Sunstone Hotel Investors, Inc.	5,886,584	0.9
79,898	L	Tanger Factory Outlet Centers, Inc.	2,673,387	0.4
115,874		Taubman Centers, Inc.	8,707,931	1.3
697,403		UDR, Inc.	17,776,803	2.6
330,195		Ventas, Inc.	22,935,345	3.4
263,933	L	Vornado Realty Trust	21,866,849	3.2
120,000		Weyerhaeuser Co.	3,418,800	0.5
			671,056,042	98.2

	Total Common Stock (Cost $571,369,754)		674,329,284	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Securities Lending Collateralcc(1): 2.4%
3,835,177		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $3,835,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $3,911,881, due 07/15/13-05/01/51)	3,835,177	0.6
3,835,177		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $3,835,215, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $3,911,896, due 07/03/13-05/15/37)	3,835,177	0.5

See Accompanying Notes to Financial Statements

4

ING Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

807,391	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $807,401, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $823,539, due 07/05/13-08/15/21)	807,391	0.1
3,835,177	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $3,835,224, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $3,911,881, due 06/01/18-04/01/43)	3,835,177	0.6
3,835,177	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $3,835,227, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,911,881, due 12/04/13-08/27/32)	3,835,177	0.6
		16,148,099	2.4

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.0%
7,009,803	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,009,803)	7,009,803	1.0

	Total Short-Term Investments (Cost $23,157,902)	23,157,902	3.4

	Total Investments in Securities (Cost $594,527,656)	$697,487,186	102.1
	Liabilities in Excess of Other Assets	(14,635,347)	(2.1)

	Net Assets	$682,851,839	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $607,535,524.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$106,741,798
Gross Unrealized Depreciation	(16,790,136)

Net Unrealized Appreciation	$89,951,662

REIT Diversification	Percentage of Net Assets
Retail REITs	25.0%
Specialized REITs	19.6
Residential REITs	18.1
Office REITs	14.7
Diversified REITs	9.9
Hotels, Resorts & Cruise Lines	6.6
Industrial REITs	4.8
Assets in Excess of Other Liabilities*	1.3

Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

5

ING Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$674,329,284	$–	$–	$674,329,284
Short-Term Investments	7,009,803	16,148,099	–	23,157,902

Total Investments, at fair value	$681,339,087	$16,148,099	$–	$697,487,186

^     See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*     For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

6

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 55.2%
		Consumer Discretionary: 0.5%
24,512	@	Dex Media, Inc.	430,676	0.0
120,000	@,X	General Motors Co.	–	–
60,100		Target Corp.	4,138,486	0.5
			4,569,162	0.5

		Consumer Staples: 0.8%
73,900		PepsiCo, Inc.	6,044,281	0.7
51,200		Safeway, Inc.	1,211,392	0.1
			7,255,673	0.8

		Energy: 10.6%
36,100		Anadarko Petroleum Corp.	3,102,073	0.4
67,600		Baker Hughes, Inc.	3,118,388	0.4
308,500		BP PLC ADR	12,876,790	1.5
105,000	@	Callon Petroleum Co.	353,850	0.0
365,000	L	Canadian Oil Sands Ltd.	6,757,203	0.8
100,000		Chesapeake Energy Corp.	2,038,000	0.2
64,200		Chevron Corp.	7,597,428	0.9
20,000		Devon Energy Corp.	1,037,600	0.1
106,235		ExxonMobil Corp.	9,598,332	1.1
155,200		Halliburton Co.	6,474,944	0.7
293,400		Royal Dutch Shell PLC - Class A ADR	18,718,920	2.2
71,300		Schlumberger Ltd.	5,109,358	0.6
161,200		Spectra Energy Corp.	5,554,952	0.6
50,000		Total S.A. ADR	2,435,000	0.3
50,000	@	Transocean Ltd.	2,397,500	0.3
150,000	@	Weatherford International Ltd.	2,055,000	0.2
80,900		Williams Companies, Inc.	2,626,823	0.3
			91,852,161	10.6

		Financials: 6.5%
697,300		Bank of America Corp.	8,967,278	1.0
377,700		Barclays PLC	1,608,538	0.2
20,100		Blackrock, Inc.	5,162,685	0.6
43,000		Commonwealth Bank of Australia	2,706,692	0.3
500,000		HSBC Holdings PLC	5,176,105	0.6
226,000		JPMorgan Chase & Co.	11,930,540	1.4
120,100		QBE Insurance Group Ltd.	1,662,851	0.2
45,200	@	Royal Bank of Canada	2,633,694	0.3
365,500		Wells Fargo & Co.	15,084,185	1.7
635,200		Westfield Retail Trust	1,796,409	0.2
			56,728,977	6.5

		Health Care: 6.9%
150,000		Johnson & Johnson	12,879,000	1.5
410,200		Merck & Co., Inc.	19,053,790	2.2
378,100		Pfizer, Inc.	10,590,581	1.2
46,700		Roche Holding AG - Genusschein	11,590,816	1.3

115,000		Sanofi-Aventis SA ADR	5,923,650	0.7
			60,037,837	6.9

		Industrials: 3.0%
571,600		General Electric Co.	13,255,404	1.5
40,000		Lockheed Martin Corp.	4,338,400	0.5
30,500		Raytheon Co.	2,016,660	0.2
45,300		Republic Services, Inc.	1,537,482	0.2
131,000		Waste Management, Inc.	5,283,230	0.6
			26,431,176	3.0

		Information Technology: 3.4%
5,000		Apple, Inc.	1,980,400	0.2
76,800		Broadcom Corp.	2,592,768	0.3
157,900		Cisco Systems, Inc.	3,838,549	0.5
512,200		Intel Corp.	12,405,484	1.4
123,100		Microsoft Corp.	4,250,643	0.5
40,900		Oracle Corp.	1,256,448	0.2
80,400		Texas Instruments, Inc.	2,803,548	0.3
			29,127,840	3.4

		Materials: 7.8%
70,000	L	Agrium, Inc.	6,087,200	0.7
268,900		Barrick Gold Corp.	4,232,486	0.5
272,500		BHP Billiton PLC	6,948,201	0.8
367,700		Dow Chemical Co.	11,828,909	1.4
129,100		EI Du Pont de Nemours & Co.	6,777,750	0.8
201,000		Freeport-McMoRan Copper & Gold, Inc.	5,549,610	0.6
130,800		GoldCorp, Inc.	3,234,684	0.4
130,000	@	LyondellBasell Industries NV Class A	8,613,800	1.0
198,000		Newmont Mining Corp.	5,930,100	0.7
200,000	L	Rio Tinto PLC ADR	8,216,000	0.9
			67,418,740	7.8

		Telecommunication Services: 2.8%
275,000		AT&T, Inc.	9,735,000	1.1
50,000		CenturyTel, Inc.	1,767,500	0.2
54,300	@	France Telecom S.A.	514,186	0.1
100,000	L	Frontier Communications Corp.	405,000	0.0
800,000		Telstra Corp., Ltd.	3,477,991	0.4
51,666		Vivendi	979,149	0.1
2,750,000	@	Vodafone Group PLC	7,880,661	0.9
			24,759,487	2.8

		Utilities: 12.9%
53,000		AGL Resources, Inc.	2,271,580	0.3
150,000		American Electric Power Co., Inc.	6,717,000	0.8
111,700		Dominion Resources, Inc.	6,346,794	0.7
194,965		Duke Energy Corp.	13,160,138	1.5
220,000	@,L	Dynegy, Inc.	4,961,000	0.6
85,000		Entergy Corp.	5,922,800	0.7
255,000		Exelon Corp.	7,874,400	0.9
100,000		FirstEnergy Corp.	3,734,000	0.4
130,830		NextEra Energy, Inc.	10,660,028	1.2
220,000		Pacific Gas & Electric Co.	10,060,600	1.2
100,000		Pinnacle West Capital Corp.	5,547,000	0.6
185,200		PPL Corp.	5,604,152	0.6

See Accompanying Notes to Financial Statements

7

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

175,000		Public Service Enterprise Group, Inc.	5,715,500	0.7
105,000		Sempra Energy	8,584,800	1.0
150,200		Southern Co.	6,628,326	0.8
162,000		TECO Energy, Inc.	2,784,780	0.3
200,000		Xcel Energy, Inc.	5,668,000	0.6
			112,240,898	12.9

	Total Common Stock (Cost $455,790,417)		480,421,951	55.2

PREFERRED STOCK: 4.5%
		Consumer Discretionary: 0.2%
30,000	@	General Motors Co.	1,444,800	0.2

		Energy: 0.6%
3,500	#,@	Chesapeake Energy Corp.	3,598,437	0.4
25,000	@	SandRidge Energy, Inc.	2,148,438	0.2
			5,746,875	0.6

		Financials: 3.4%
1,839	#,@,P	Ally Financial, Inc.	1,748,027	0.2
9,300	@	Bank of America Corp.	10,327,650	1.2
50	@,P	Fannie Mae	737,505	0.1
100,000	@,P	Federal National Mortgage Association - Series Q	460,000	0.1
194,460	@,L,P	Federal National Mortgage Association - Series R	787,563	0.1
96,100	@,P	Federal National Mortgage Association - Series S	437,255	0.0
90,000	@	Felcor Lodging Trust, Inc.	2,231,721	0.3
191,500	@,P	Federal Home Loan Mortgage Corp.	890,475	0.1
40,000	@	MetLife, Inc.	2,191,600	0.2
8,000	@	Wells Fargo & Co.	9,552,000	1.1
			29,363,796	3.4

		Materials: 0.1%
33,000	@	AngloGold Ashanti Ltd.	567,930	0.1

		Utilities: 0.2%
17,000	@	Dominion Resources, Inc./VA	850,850	0.1
17,000	@	Dominion Resources, Inc./VA	853,400	0.1
			1,704,250	0.2

	Total Preferred Stock (Cost $49,192,533)		38,827,651	4.5

WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
11,118	@	General Motors Co.	181,779	0.0
11,118	@	General Motors Co.	266,832	0.1
			448,611	0.1

		Utilities: 0.0%
21,595	@	Dynegy, Inc.	39,951	0.0

	Total Warrants (Cost $1,798,381)		488,562	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.6%
		Consumer Discretionary: 6.9%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	2,002,500	0.2
1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,500,000	0.2
3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,240,000	0.4
2,200,000		Cablevision Systems Corp., 8.000%, 04/15/20	2,409,000	0.3
1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,140,000	0.1
1,200,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	1,134,750	0.1
2,500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,618,750	0.3
2,000,000		Ceridian Corp., 11.250%, 11/15/15	2,037,500	0.2
1,400,000		CityCenter Holdings, LLC / CityCenter Finance Corp., 7.625%, 01/15/16	1,484,000	0.2
1,565,473		Clear Channel Communications, Inc., 3.845%, 01/29/16	1,435,538	0.2
4,617,472		Clear Channel Communications, Inc., 6.945%, 01/30/19	4,220,660	0.5
1,853,000	#	Clear Channel Communications, Inc., 9.000%, 12/15/19	1,806,675	0.2
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	5,061,500	0.6
3,000,000		ClubCorp Club Operations, Inc., 10.000%, 12/01/18	3,255,000	0.4
2,000,000		CSC Holdings, LLC, 6.750%, 11/15/21	2,165,000	0.2
5,000,000		Cumulus Media, Inc., 7.500%, 03/01/19	5,115,625	0.6
600,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	660,000	0.1
750,000		Harrah’s Operating Co., Inc., 11.250%, 06/01/17	782,813	0.1
2,000,000	#,L	Innovation Ventures, LLC / Innovation Ventures Finance Corp., 9.500%, 08/15/19	1,680,000	0.2
400,000		KB Home, 6.250%, 06/15/15	427,000	0.0
2,500,000		KB Home, 7.500%, 09/15/22	2,693,750	0.3

See Accompanying Notes to Financial Statements

8

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

3,000,000	#	Landry’s, Inc., 9.375%, 05/01/20	3,180,000	0.4
400,000		MGM Resorts International, 6.750%, 10/01/20	415,000	0.0
1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,766,250	0.2
545,811	±	SuperMedia, Inc., 11.600%, 12/31/15	430,281	0.1
2,068,779		U.S. Investigations Services, Inc., 5.000%, 02/21/15	1,986,028	0.2
2,000,000	#,L	Univision Communications, Inc., 5.125%, 05/15/23	1,900,000	0.2
EUR 1,061,822	#	UPC Germany GmbH, 8.125%, 12/01/17	1,458,129	0.2
1,900,000		Visant Corp., 10.000%, 10/01/17	1,762,250	0.2
			59,767,999	6.9

		Consumer Staples: 1.4%
1,200,000		Dean Foods Co., 9.750%, 12/15/18	1,362,000	0.1
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	842,000	0.1
1,000,000		JBS USA, LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,057,500	0.1
900,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	909,000	0.1
1,400,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,533,000	0.2
500,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	496,875	0.1
2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,472,500	0.3
2,500,000	L	Supervalu, Inc., 8.000%, 05/01/16	2,703,125	0.3
1,000,000		US Foods, Inc., 8.500%, 06/30/19	1,050,000	0.1
			12,426,000	1.4

		Energy: 5.3%
1,300,000		Antero Resources Finance Corp., 7.250%, 08/01/19	1,361,750	0.2
1,400,000		Antero Resources Finance Corp., 9.375%, 12/01/17	1,491,000	0.2
1,500,000	L	Arch Coal, Inc., 7.250%, 06/15/21	1,245,000	0.2
500,000		Bill Barrett Corp., 7.000%, 10/15/22	502,500	0.1
2,000,000		Chesapeake Energy Corp. - Term Loan B, 5.750%, 12/02/17	2,026,388	0.2
4,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	4,567,500	0.5
800,000		Chesapeake Energy Corp., 6.875%, 11/15/20	872,000	0.1

6,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	6,720,000	0.8
1,400,000		Consol Energy, Inc., 8.250%, 04/01/20	1,473,500	0.2
1,500,000		El Paso Corp., 7.750%, 01/15/32	1,602,282	0.2
1,500,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,653,750	0.2
2,500,000		EP Energy, LLC, 9.375%, 05/01/20	2,837,500	0.3
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	969,545	0.1
2,000,000		Halcon Resources Corp., 9.750%, 07/15/20	2,005,000	0.2
2,000,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,110,000	0.2
1,000,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, 10.750%, 10/01/20	1,010,000	0.1
1,000,000	L	Peabody Energy Corp., 6.250%, 11/15/21	970,000	0.1
5,000,000		Quicksilver Resources - TL 2L, 6.500%, 06/12/19	4,850,000	0.6
2,600,000	#	Samson Investment Co., 10.000%, 02/15/20	2,752,750	0.3
2,800,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	2,737,000	0.3
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	2,075,000	0.2
			45,832,465	5.3

		Financials: 3.2%
1,000,000		Ally Financial, Inc., 6.250%, 12/01/17	1,073,177	0.1
1,500,000	L	Bank of America Corp., 8.125%, 12/29/49	1,695,174	0.2
GBP 1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,646,438	0.2
1,300,000		E*TRADE Financial Corp., 6.000%, 11/15/17	1,319,500	0.1
2,000,000		International Lease Finance Corp., 8.875%, 09/01/17	2,265,000	0.3
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	14,139,337	1.6
300,000	#	Ladder Capital Finance Corp., 7.375%, 10/01/17	307,500	0.0
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	3,060,000	0.4
2,300,000	#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,300,000	0.3
			27,806,126	3.2

		Health Care: 2.8%
800,000		Grifols, Inc., 8.250%, 02/01/18	864,000	0.1
2,300,000		HCA, Inc., 6.500%, 02/15/16	2,484,000	0.3

See Accompanying Notes to Financial Statements

9

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

3,400,000		HCA, Inc., 6.500%, 02/15/20	3,686,875	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,552,000	0.4
2,455,000		Tenet Healthcare Corp., 8.000%, 08/01/20	2,543,994	0.3
4,800,000	L	Tenet Healthcare Corp., 9.250%, 02/01/15	5,214,000	0.6
3,200,000		Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,408,000	0.4
500,000		Vanguard Health Holding Co. II, LLC, 7.750%, 02/01/19	532,500	0.0
2,300,000	#	VPII Escrow Corp., 7.500%, 07/15/21	2,383,375	0.3
			24,668,744	2.8

		Industrials: 3.7%
1,600,000	#,L	Abengoa Finance SAU, 8.875%, 11/01/17	1,496,000	0.2
3,600,000	#,±	CEVA Group PLC, 1.150%, 04/01/18	3,177,000	0.4
1,000,000	#,±	CEVA Group PLC, 1.275%, 03/31/20	882,500	0.1
1,600,000	#	CEVA Group PLC, 4.000%, 05/01/18	1,576,000	0.2
2,500,000		CHC Helicopter SA, 9.250%, 10/15/20	2,575,000	0.3
4,300,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,767,625	0.5
3,000,000		Dynacast International, LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,285,000	0.4
3,200,000		Goodyear Tire & Rubber Co/The, 6.500%, 03/01/21	3,272,000	0.4
1,000,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	1,050,000	0.1
1,500,000	#	Laureate Education, Inc., 9.250%, 09/01/19	1,612,500	0.2
1,000,000	L	Manitowoc Co., Inc., 9.500%, 02/15/18	1,080,000	0.1
760,128		Navistar International Corp., 5.750%, 08/17/17	765,829	0.1
1,400,000	L	Navistar International Corp., 8.250%, 11/01/21	1,382,500	0.1
2,500,000		Niska Gas Storage US, LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	2,606,250	0.3
1,100,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	1,196,250	0.1
EUR 1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,002,740	0.2
			32,727,194	3.7

		Information Technology: 5.7%
3,600,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	3,888,000	0.4
596,000		CDW, LLC / CDW Finance Corp., 12.535%, 10/12/17	631,760	0.1
3,276,964		First Data Corp. - Term Loan B-3, 4.193%, 03/24/18	3,217,159	0.4
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,333,475	0.7
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,290,577	0.4
7,892,000	L	First Data Corp., 11.250%, 03/31/16	7,753,890	0.9
6,400,000		First Data Corp., 12.625%, 01/15/21	6,800,000	0.8
3,000,000	L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	3,052,500	0.3
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,247,500	0.4
333,000		Freescale Semiconductor, Inc., 10.125%, 12/15/16	342,574	0.0
1,484,000	#	Freescale Semiconductor, Inc., 10.125%, 03/15/18	1,613,850	0.2
5,980,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,607,900	0.8
600,000		Infor US, Inc., 9.375%, 04/01/19	653,250	0.1
1,225,714		SRA International, Inc. - Term Loan B, 6.500%, 07/20/18	1,220,607	0.1
800,000		SRA International, Inc., 11.000%, 10/01/19	832,000	0.1
			49,485,042	5.7

		Materials: 2.9%
1,400,000		Cemex SAB de CV, 3.250%, 03/15/16	1,702,750	0.2
805,000		Cemex SAB de CV, 3.750%, 03/15/18	993,672	0.1
4,000,000	#	Cemex SAB de CV, 9.000%, 01/11/18	4,220,000	0.5
1,500,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,486,875	0.2
600,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	609,000	0.1
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,070,000	0.2
1,800,000	#	FQM Akubra, Inc., 8.750%, 06/01/20	1,849,500	0.2
1,000,000	#	HudBay Minerals, Inc., 9.500%, 10/01/20	980,000	0.1
EUR 2,169,175	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	2,833,937	0.3
EUR 2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,408,677	0.4
EUR 1,800,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,571,395	0.3

See Accompanying Notes to Financial Statements

10

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

2,500,000	L	Molycorp, Inc., 10.000%, 06/01/20	2,437,500	0.3
			25,163,306	2.9

		Telecommunication Services: 2.1%
4,500,000		Cricket Communications, Inc., 7.750%, 10/15/20	4,342,500	0.5
900,000		Frontier Communications Corp., 8.500%, 04/15/20	996,750	0.1
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,721,250	0.2
1,000,000		Sprint Nextel Corp., 7.000%, 08/15/20	1,060,000	0.1
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,103,750	0.5
1,000,000		Sprint Nextel Corp., 9.125%, 03/01/17	1,155,000	0.1
3,500,000		Sprint Nextel Corp., 11.500%, 11/15/21	4,672,500	0.6
			18,051,750	2.1

		Utilities: 1.6%
904,000	#	Calpine Corp., 7.500%, 02/15/21	969,540	0.1
872,000	#	Calpine Corp., 7.875%, 01/15/23	941,760	0.1
708,000	#	Calpine Corp., 7.875%, 07/31/20	771,720	0.1
7,000,000	X	GCB Dyengy Holdings Escrow, 7.500%, 06/01/15	–	–
2,500,000	X	GCB Dyengy Holdings Escrow, 7.750%, 06/01/19	–	–
1,500,000	X	GCB Dyengy Holdings Escrow, 8.375%, 05/01/16	–	–
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,893,750	0.6
1,500,000	#	Intergen NV, 9.000%, 06/30/17	1,548,337	0.2
1,900,000		GenOn Energy, Inc., 7.875%, 06/15/17	2,028,250	0.2
2,500,000		Sabine Pass LNG LP, 7.500%, 11/30/16	2,703,125	0.3
			13,856,482	1.6

	Total Corporate Bonds/Notes (Cost $289,635,565)		309,785,108	35.6

STRUCTURED PRODUCTS: 0.2%
		Banks: 0.2%
50,000	#,@,Z	Freeport-McMoRan Copper & Gold, Inc., Equity-Linked Note (Deutsche Bank AG), 11/05/13	1,425,700	0.2

	Total Structured Products (Cost $1,971,000)		1,425,700	0.2

	Total Long-Term Investments (Cost $798,387,896)		830,948,972	95.6

SHORT-TERM INVESTMENTS: 8.2%
		U.S. Government Agency Obligations: 2.3%
20,000,000	Z	Federal Home Loan Bank Discount Notes, 0.020%, 07/01/13 (Cost $20,000,000)	20,000,000	2.3

		Securities Lending Collateralcc(1): 5.4%
11,167,424		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $11,167,553, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $11,390,773, due 12/01/17-06/01/43)	11,167,424	1.3
11,167,424		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $11,167,653, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $11,390,773, due 06/01/17-03/01/48)	11,167,424	1.3
11,167,424		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $11,167,653, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $11,390,772, due 07/01/32-07/01/43)	11,167,424	1.3

See Accompanying Notes to Financial Statements

11

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

2,350,950		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $2,350,971, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $2,398,029, due 01/15/25-02/15/43)	2,350,950	0.2
11,167,424		Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $11,167,571, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $11,390,773, due 12/04/13-08/27/32)	11,167,424	1.3
			47,020,646	5.4

		Structured Products: 0.2%
150,000	@	Corning, Inc. Equity Linked Note (Credit Suisse Group AG), 10/18/13 (Cost $1,942,500)	2,074,500	0.2

		Foreign Government Bonds: 0.3%
23,000	#,@,Z	Deutsche Bank AG/London, 11/22/13	121,946	0.0
145,000	#,@,Z	Deutsche Bank AG/London, 11/22/13	2,203,130	0.3
			2,325,076	0.3

	Total Short-Term Investments (Cost $72,033,356)		71,420,222	8.2

	Total Investments in Securities (Cost $870,421,252)		$902,369,194	103.8
	Liabilities in Excess of Other Assets		(32,919,011)	(3.8)

	Net Assets		$869,450,183	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $870,993,348.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$106,646,333
Gross Unrealized Depreciation	(75,270,487)

Net Unrealized Appreciation	$31,375,846

See Accompanying Notes to Financial Statements

12

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$4,569,162	$–	$–	$4,569,162
Consumer Staples	7,255,673	–	–	7,255,673
Energy	91,852,161	–	–	91,852,161
Financials	43,778,382	12,950,595	–	56,728,977
Health Care	48,447,021	11,590,816	–	60,037,837
Industrials	26,431,176	–	–	26,431,176
Information Technology	29,127,840	–	–	29,127,840
Materials	60,470,539	6,948,201	–	67,418,740
Telecommunication Services	11,907,500	12,851,987	–	24,759,487
Utilities	112,240,898	–	–	112,240,898

Total Common Stock	436,080,352	44,341,599	–	480,421,951

Preferred Stock	15,920,580	22,907,071	–	38,827,651
Warrants	488,562	–	–	488,562
Corporate Bonds/Notes	–	309,785,108	–	309,785,108
Structured Products	–	1,425,700	–	1,425,700
Short-Term Investments	–	71,420,222	–	71,420,222

Total Investments, at fair value	$452,489,494	$449,879,700	$–	$902,369,194

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

13

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 86.5%
		Consumer Discretionary: 7.9%
370,242		British Sky Broadcasting PLC	4,460,312	0.9
27,995		Comcast Corp. – Special Class A	1,110,562	0.2
154,440	@	General Motors Co.	5,144,396	1.0
76,480		Kohl’s Corp.	3,863,005	0.8
292,214		News Corp. - Class B	9,590,463	2.0
440,822	@,X	Prime AET&D Holdings	–	–
592,520		Reed Elsevier PLC	6,738,285	1.4
50,118		Time Warner Cable, Inc.	5,637,273	1.1
25,030	@	Tribune Co.	1,424,207	0.3
15,346	@	Tribune Co. - Class B	928,433	0.2
			38,896,936	7.9

		Consumer Staples: 13.8%
138,520		Altria Group, Inc.	4,846,815	1.0
177,310		Avon Products, Inc.	3,728,829	0.8
176,046		British American Tobacco PLC	9,029,379	1.8
92,470		Coca-Cola Enterprises, Inc.	3,251,245	0.7
180,714		CVS Caremark Corp.	10,333,226	2.1
69,787		Dr Pepper Snapple Group, Inc.	3,205,317	0.6
213,592		Imperial Tobacco Group PLC	7,406,265	1.5
225,168		Kroger Co.	7,777,303	1.6
118,572		Lorillard, Inc.	5,179,225	1.0
25,785		Pernod-Ricard S.A.	2,861,964	0.6
33,421		Philip Morris International, Inc.	2,894,927	0.6
106,990		Walgreen Co.	4,728,958	1.0
32,769		Wal-Mart Stores, Inc.	2,440,963	0.5
			67,684,416	13.8

		Energy: 11.0%
89,534		Apache Corp.	7,505,635	1.5
114,071		Baker Hughes, Inc.	5,262,095	1.1
211,384		BG Group PLC	3,592,294	0.7
554,065		BP PLC	3,845,204	0.8
151,640		Consol Energy, Inc.	4,109,444	0.8
36,835	@	Ensco PLC	2,140,850	0.4
237,162		Marathon Oil Corp.	8,201,062	1.7
56,464		Murphy Oil Corp.	3,438,093	0.7
150,620		Petroleo Brasileiro SA ADR	2,021,321	0.4
248,577		Royal Dutch Shell PLC	7,942,946	1.6
108,945	@	Transocean Ltd.	5,223,913	1.1
40,396	@	WPX Energy, Inc.	765,100	0.2
			54,047,957	11.0

		Financials: 18.3%
80,286	@	ACE Ltd.	7,183,991	1.5
229,712	@	American International Group, Inc.	10,268,126	2.1
9,488		Alexander’s, Inc.	2,786,720	0.6
13,150	@	Alleghany Corp.	5,040,527	1.0
49,872	#,@,X	Bond Street Holdings, LLC	723,144	0.1

454,259	@,X	Canary Wharf Group PLC	1,938,415	0.4
61,833	@	CIT Group, Inc.	2,883,273	0.6
119,902		Citigroup, Inc.	5,751,699	1.2
98,875		CNO Financial Group, Inc.	1,281,420	0.3
16,005		Columbia Banking System, Inc.	381,079	0.1
51,610	@	Forestar Real Estate Group, Inc.	1,035,297	0.2
9,584		Guaranty Bancorp	108,778	0.0
73,450		JPMorgan Chase & Co.	3,877,426	0.8
78,791		KB Financial Group, Inc.	2,336,757	0.5
130,979		Metlife, Inc.	5,993,599	1.2
189,710		Morgan Stanley	4,634,615	0.9
77,412		NYSE Euronext	3,204,857	0.6
117,880		PNC Financial Services Group, Inc.	8,595,810	1.7
63,360		Societe Generale	2,180,555	0.4
62,583		SunTrust Bank	1,975,745	0.4
73,364		Wells Fargo & Co.	3,027,732	0.6
20,198	@	White Mountains Insurance Group Ltd.	11,612,638	2.4
12,332		Zurich Insurance Group AG	3,196,567	0.7
			90,018,770	18.3

		Health Care: 10.6%
113,767		Cigna Corp.	8,246,970	1.7
37,073		Eli Lilly & Co.	1,821,026	0.4
61,331	@	Hospira, Inc.	2,349,591	0.5
188,558		Medtronic, Inc.	9,705,080	2.0
311,552		Merck & Co., Inc.	14,471,590	2.9
132,079		Pfizer, Inc.	3,699,533	0.7
28,467		Stryker Corp.	1,841,245	0.4
131,500		Teva Pharmaceutical Industries Ltd. ADR	5,154,800	1.0
5,592		UnitedHealth Group, Inc.	366,164	0.1
50,120		WellPoint, Inc.	4,101,821	0.8
17,956		Zoetis, Inc.	554,660	0.1
			52,312,480	10.6

		Industrials: 4.7%
729		AP Moller - Maersk A/S - Class B	5,214,985	1.1
32,660		Caterpillar, Inc.	2,694,123	0.6
104,423	@	Federal Signal Corp.	913,701	0.2
202,224		Fiat Industrial SpA	2,251,120	0.4
77,388		Huntington Ingalls Industries, Inc.	4,370,874	0.9
69,947	@	Oshkosh Truck Corp.	2,655,888	0.5
38,513		Raytheon Co.	2,546,480	0.5
32,921		Stanley Black & Decker, Inc.	2,544,793	0.5
			23,191,964	4.7

		Information Technology: 11.2%
22,530		Apple, Inc.	8,923,683	1.8
285,306		Cisco Systems, Inc.	6,935,789	1.4
298,441		Dell, Inc.	3,984,187	0.8
2,979	@	Google, Inc. - Class A	2,622,622	0.6
189,010		Hewlett-Packard Co.	4,687,448	1.0
374,161		Microsoft Corp.	12,919,779	2.6

See Accompanying Notes to Financial Statements

14

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

199,102		Symantec Corp.	4,473,822	0.9
93,709	@	TE Connectivity Ltd.	4,267,508	0.9
659,362		Xerox Corp.	5,980,413	1.2
			54,795,251	11.2

		Materials: 4.8%
130,380		Anglo American PLC	2,512,518	0.5
19,447		Domtar Corp.	1,293,225	0.3
221,432		Freeport-McMoRan Copper & Gold, Inc.	6,113,738	1.3
125,047		International Paper Co.	5,540,833	1.1
9,760		Linde AG	1,818,741	0.4
104,367		MeadWestvaco Corp.	3,559,958	0.7
136,698	@	ThyssenKrupp AG	2,679,579	0.5
			23,518,592	4.8

		Telecommunication Services: 1.8%
3,145,044	@	Vodafone Group PLC	9,012,736	1.8

		Utilities: 2.4%
27,946		Entergy Corp.	1,947,277	0.4
103,444		Exelon Corp.	3,194,351	0.6
113,676		Gaz de France	2,229,724	0.5
165,563		NRG Energy, Inc.	4,420,532	0.9
			11,791,884	2.4

	Total Common Stock (Cost $356,149,530)		425,270,986	86.5

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.3%
		Consumer Discretionary: 1.5%
293,016		American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21	311,329	0.1
857,000		Caesars Entertainment Operating Co., Inc., 5.440%, 01/28/18	759,195	0.1
136,000		Caesars Entertainment Operating Co., Inc., 01/26/18	117,470	0.0
927,134		Clear Channel Communications, Inc., 3.845%, 01/29/16	850,181	0.2
116,509		Clear Channel Communications, Inc., 3.845%, 01/29/16	105,441	0.0
3,078,298		Clear Channel Communications, Inc., 6.945%, 01/30/19	2,813,758	0.6
2,575,000	#	Clear Channel Communications, Inc., 9.000%, 12/15/19	2,510,625	0.5
			7,467,999	1.5

		Financials: 1.2%
14,181,365	±	Lehman Brothers Holdings, Inc. - Claim, 8.160%, 12/31/49	6,239,801	1.2
1,216,000	±,X	Tropicana Entertainment, LLC, 9.625%, 12/15/14	–	–
			6,239,801	1.2

		Industrials: 0.8%
69,481		American Airlines Pass-Through Trust, 10.375%, 07/02/19	73,650	0.0
3,223,000	#,±	American Airlines, Inc., 7.500%, 03/15/16	3,762,852	0.8
27,043		American Airlines, Inc., 13.000%, 08/01/16	28,801	0.0
			3,865,303	0.8

		Telecommunication Services: 1.2%
1,404,000		Avaya, Inc. - TL B3, 4.642%, 10/26/17	1,232,808	0.2
473,000		Avaya, Inc. - TL B5, 6.892%, 03/31/18	444,324	0.1
1,143,000	#	Avaya, Inc., 7.000%, 04/01/19	1,037,273	0.2
1,802,000	#	Avaya, Inc., 10.500%, 03/01/21	1,374,025	0.3
1,880,580		Cengage Learning Acquisition, Inc., 2.700%, 07/03/14	1,410,435	0.3
EUR 237,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	321,600	0.1
100,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	104,500	0.0
			5,924,965	1.2

		Utilities: 1.6%
33,000	X	Calpine Corp. Escrow, 12/01/13	–	–
49,000	X	Calpine Corp. Escrow, 07/15/13	–	–
97,000	X	Calpine Corp. Escrow, 07/15/30	–	–
445,000		Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc., 11.000%, 10/01/21	479,487	0.1
6,400,233		Texas Competitive Electric Holdings Co., LLC, 4.695%, 10/10/17	4,499,364	0.9
3,254,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	325,400	0.1
3,208,000	#	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	2,414,020	0.5
			7,718,271	1.6

	Total Corporate Bonds/Notes (Cost $33,379,752)		31,216,339	6.3

	Total Long-Term Investments (Cost $389,529,282)		456,487,325	92.8

SHORT-TERM INVESTMENTS: 7.5%
		U.S. Treasury Bills: 7.5%
5,000,000		United States Treasury Bill, 0.010%, 07/18/13	4,999,971	1.1
3,000,000		United States Treasury Bill, 0.010%, 09/12/13	2,999,910	0.6

See Accompanying Notes to Financial Statements

15

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,000,000	United States Treasury Bill, 0.020%, 07/25/13	999,988	0.2
2,000,000	United States Treasury Bill, 0.020%, 08/01/13	1,999,957	0.4
500,000	United States Treasury Bill, 0.020%, 08/29/13	499,984	0.1
3,000,000	United States Treasury Bill, 0.020%, 09/05/13	2,999,904	0.6
4,800,000	United States Treasury Bill, 0.030%, 07/05/13	4,799,981	1.0
4,000,000	United States Treasury Bill, 0.030%, 08/08/13	3,999,875	0.8
3,000,000	United States Treasury Bill, 0.030%, 09/19/13	2,999,817	0.6
2,500,000	United States Treasury Bill, 0.040%, 08/15/13	2,499,875	0.5
1,500,000	United States Treasury Bill, 0.050%, 10/17/13	1,499,791	0.3
1,000,000	United States Treasury Bill, 0.050%, 10/24/13	999,848	0.2
1,400,000	United States Treasury Bill, 0.050%, 11/07/13	1,399,755	0.3
1,000,000	United States Treasury Bill, 0.050%, 09/26/13	999,921	0.2
3,000,000	United States Treasury Bill, 0.060%, 11/14/13	2,999,277	0.6
		36,697,854	7.5

	Total Short-Term Investments (Cost $36,694,534)	36,697,854	7.5

	Total Investments in Securities (Cost $426,223,816)	$493,185,179	100.3
	Liabilities in Excess of Other Assets	(1,412,193)	(0.3)

	Net Assets	$491,772,986	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

EUR	EU Euro

Cost for federal income tax purposes is $426,810,688.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$92,916,388
Gross Unrealized Depreciation	(26,541,897)

Net Unrealized Appreciation	$66,374,491

See Accompanying Notes to Financial Statements

16

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$26,769,906	$12,127,030	$–	$38,896,936
Consumer Staples	48,386,808	19,297,608	–	67,684,416
Energy	38,667,513	15,380,444	–	54,047,957
Financials	79,643,332	7,713,879	2,661,559	90,018,770
Health Care	52,312,480	–	–	52,312,480
Industrials	15,725,859	7,466,105	–	23,191,964
Information Technology	54,795,251	–	–	54,795,251
Materials	16,507,754	7,010,838	–	23,518,592
Telecommunication Services	–	9,012,736	–	9,012,736
Utilities	9,562,160	2,229,724	–	11,791,884

Total Common Stock	342,371,063	80,238,364	2,661,559	425,270,986

Corporate Bonds/Notes	–	31,216,339	–	31,216,339
Short-Term Investments	–	36,697,854	–	36,697,854

Total Investments, at fair value	$342,371,063	$148,152,557	$2,661,559	$493,185,179

Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,022,591	–	1,022,591

Total Assets	$342,371,063	$149,175,148	$2,661,559	$494,207,770

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(139,036)	$–	$(139,036)

Total Liabilities	$–	$(139,036)	$–	$(139,036)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Swiss Franc	34,957	Buy	08/12/13	$36,453	$37,022	$569
Credit Suisse Group AG	Swiss Franc	3,720	Buy	08/12/13	4,002	3,940	(62)
Credit Suisse Group AG	Swiss Franc	6,200	Buy	08/12/13	6,567	6,566	(1)
Deutsche Bank AG	British Pound	212,136	Buy	08/19/13	324,970	322,540	(2,430)
Deutsche Bank AG	British Pound	609,456	Buy	08/19/13	936,764	926,641	(10,123)
Deutsche Bank AG	British Pound	221,384	Buy	08/19/13	345,997	336,602	(9,395)
Deutsche Bank AG	Swiss Franc	30,929	Buy	08/12/13	32,321	32,756	435
HSBC	British Pound	102,864	Buy	08/19/13	158,051	156,399	(1,652)
State Street Bank	British Pound	194,480	Buy	08/19/13	295,040	295,696	656
State Street Bank	British Pound	48,440	Buy	08/19/13	75,198	73,650	(1,548)

							$(23,551)

Bank of America	South Korean Won	149,182,783	Sell	08/12/13	$132,843	$130,349	$2,494
Bank of America	EU Euro	92,026	Sell	07/17/13	120,954	119,793	1,161
Bank of America	South Korean Won	41,586,220	Sell	08/12/13	37,247	36,336	911
Bank of America	South Korean Won	72,723,394	Sell	08/12/13	64,984	63,542	1,442

See Accompanying Notes to Financial Statements

17

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Bank of America	South Korean Won	95,580,122	Sell	08/12/13	85,541	83,513	2,028
Bank of America	British Pound	98,937	Sell	08/19/13	151,245	150,427	818
Bank of America	British Pound	344,010	Sell	08/19/13	526,259	523,046	3,213
Bank of America	British Pound	344,428	Sell	08/19/13	525,108	523,683	1,425
Bank of America	British Pound	137,795	Sell	08/19/13	208,237	209,509	(1,272)
Bank of America	British Pound	157,115	Sell	08/19/13	238,498	238,885	(387)
Bank of America	British Pound	108,838	Sell	08/19/13	165,163	165,481	(318)
Bank of America	British Pound	103,977	Sell	08/19/13	157,447	158,091	(644)
Bank of America	EU Euro	100,430	Sell	11/18/13	133,907	130,812	3,095
Bank of America	British Pound	72,617	Sell	08/19/13	109,377	110,410	(1,033)
Bank of America	British Pound	127,870	Sell	08/19/13	190,596	194,419	(3,823)
Bank of America	British Pound	79,915	Sell	08/19/13	119,297	121,506	(2,209)
Bank of America	British Pound	205,350	Sell	08/19/13	309,312	312,223	(2,911)
Bank of America	EU Euro	202,300	Sell	11/18/13	264,544	263,501	1,043
Bank of America	British Pound	113,408	Sell	08/19/13	170,282	172,430	(2,148)
Bank of America	British Pound	114,381	Sell	08/19/13	171,800	173,909	(2,109)
Bank of America	EU Euro	77,320	Sell	11/18/13	100,742	100,711	31
Bank of America	EU Euro	32,821	Sell	07/17/13	44,214	42,724	1,490
Bank of America	EU Euro	9,007	Sell	11/18/13	11,716	11,732	(16)
Bank of America	EU Euro	176,276	Sell	07/17/13	235,713	229,464	6,249
Bank of America	British Pound	8,089,368	Sell	08/19/13	12,538,520	12,299,405	239,115
Barclays Bank PLC	British Pound	49,638	Sell	08/19/13	75,013	75,472	(459)
Barclays Bank PLC	British Pound	85,247	Sell	08/19/13	127,133	129,613	(2,480)
Barclays Bank PLC	EU Euro	6,898,155	Sell	07/17/13	9,211,417	8,979,518	231,899
Barclays Bank PLC	South Korean Won	62,549,433	Sell	08/12/13	55,270	54,652	618
Barclays Bank PLC	South Korean Won	60,238,977	Sell	08/12/13	53,037	52,634	403
Barclays Bank PLC	South Korean Won	65,802,423	Sell	08/12/13	58,450	57,496	954
Credit Suisse Group AG	South Korean Won	120,000,000	Sell	08/12/13	106,031	104,851	1,180
Credit Suisse Group AG	South Korean Won	118,500,000	Sell	08/12/13	104,497	103,539	958
Credit Suisse Group AG	EU Euro	69,978	Sell	07/17/13	91,768	91,092	676
Credit Suisse Group AG	South Korean Won	223,083,245	Sell	08/12/13	199,301	195,336	3,965
Credit Suisse Group AG	South Korean Won	108,831,653	Sell	08/12/13	97,476	95,092	2,384
Credit Suisse Group AG	South Korean Won	143,622,455	Sell	08/12/13	128,579	125,491	3,088
Credit Suisse Group AG	South Korean Won	158,892,458	Sell	08/12/13	142,568	138,833	3,735
Credit Suisse Group AG	Swiss Franc	3,291	Sell	08/12/13	3,484	3,486	(2)
Credit Suisse Group AG	British Pound	62,824	Sell	08/19/13	96,952	95,520	1,432
Credit Suisse Group AG	British Pound	71,651	Sell	08/19/13	109,854	108,941	913
Credit Suisse Group AG	British Pound	137,362	Sell	08/19/13	209,399	208,851	548
Credit Suisse Group AG	EU Euro	53,766	Sell	11/18/13	69,976	70,031	(55)
Credit Suisse Group AG	EU Euro	214,021	Sell	11/18/13	278,619	278,768	(149)
Credit Suisse Group AG	EU Euro	31,264	Sell	11/18/13	40,811	40,723	88
Credit Suisse Group AG	Swiss Franc	4,780	Sell	08/12/13	5,043	5,063	(20)
Credit Suisse Group AG	EU Euro	54,566	Sell	11/18/13	73,194	71,074	2,120
Credit Suisse Group AG	EU Euro	200,000	Sell	11/18/13	266,598	260,506	6,092
Credit Suisse Group AG	British Pound	72,617	Sell	08/19/13	109,202	110,410	(1,208)
Credit Suisse Group AG	British Pound	41,313	Sell	08/19/13	61,515	62,814	(1,299)
Credit Suisse Group AG	British Pound	170,494	Sell	08/19/13	254,148	259,226	(5,078)
Credit Suisse Group AG	British Pound	109,708	Sell	08/19/13	165,492	166,804	(1,312)

See Accompanying Notes to Financial Statements

18

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Credit Suisse Group AG	EU Euro	4,896,520	Sell	11/18/13	6,305,204	6,377,848	(72,644)
Credit Suisse Group AG	South Korean Won	148,917,097	Sell	08/12/13	132,843	130,117	2,726
Credit Suisse Group AG	South Korean Won	123,229,134	Sell	08/12/13	107,436	107,672	(236)
Credit Suisse Group AG	South Korean Won	135,481,049	Sell	08/12/13	117,122	118,377	(1,255)
Credit Suisse Group AG	South Korean Won	67,857,646	Sell	08/12/13	58,561	59,291	(730)
Credit Suisse Group AG	South Korean Won	76,961,015	Sell	08/12/13	68,685	67,245	1,440
Credit Suisse Group AG	EU Euro	32,961	Sell	07/17/13	44,729	42,907	1,822
Credit Suisse Group AG	British Pound	38,907	Sell	08/19/13	58,967	59,156	(189)
Credit Suisse Group AG	EU Euro	28,225	Sell	07/17/13	37,793	36,741	1,052
Credit Suisse Group AG	Swiss Franc	32,409	Sell	08/12/13	35,458	34,323	1,135
Credit Suisse Group AG	British Pound	16,041,180	Sell	08/19/13	24,831,746	24,389,664	442,082
Deutsche Bank AG	South Korean Won	148,717,832	Sell	08/12/13	132,843	129,943	2,900
Deutsche Bank AG	EU Euro	45,544	Sell	07/17/13	59,699	59,287	412
Deutsche Bank AG	EU Euro	46,013	Sell	07/17/13	60,378	59,896	482
Deutsche Bank AG	South Korean Won	127,285,048	Sell	08/12/13	114,055	111,216	2,839
Deutsche Bank AG	Swiss Franc	2,919	Sell	08/12/13	3,093	3,091	2
Deutsche Bank AG	British Pound	242,853	Sell	08/12/13	371,524	369,262	2,262
Deutsche Bank AG	British Pound	108,842	Sell	08/19/13	165,954	165,487	467
Deutsche Bank AG	British Pound	83,443	Sell	08/19/13	128,160	126,870	1,290
Deutsche Bank AG	British Pound	436,994	Sell	08/19/13	672,652	664,424	8,228
Deutsche Bank AG	British Pound	123,402	Sell	08/19/13	188,863	187,625	1,238
Deutsche Bank AG	British Pound	282,595	Sell	08/19/13	432,636	429,669	2,967
Deutsche Bank AG	British Pound	75,752	Sell	08/19/13	114,621	115,176	(555)
Deutsche Bank AG	EU Euro	68,081	Sell	11/18/13	90,933	88,678	2,255
Deutsche Bank AG	British Pound	41,313	Sell	08/19/13	61,546	62,814	(1,268)
Deutsche Bank AG	EU Euro	280,000	Sell	11/18/13	370,140	364,707	5,433
Deutsche Bank AG	EU Euro	27,376	Sell	07/17/13	36,965	35,636	1,329
Deutsche Bank AG	British Pound	50,745	Sell	08/19/13	77,421	77,155	266
Deutsche Bank AG	EU Euro	18,015	Sell	11/18/13	23,376	23,465	(89)
Deutsche Bank AG	Swiss Franc	32,407	Sell	08/12/13	35,437	34,322	1,115
HSBC	British Pound	106,261	Sell	08/19/13	161,830	161,563	267
HSBC	British Pound	170,494	Sell	08/19/13	254,167	259,226	(5,059)
HSBC	British Pound	85,597	Sell	08/19/13	128,855	130,145	(1,290)
HSBC	British Pound	51,338	Sell	08/19/13	77,467	78,056	(589)
HSBC	EU Euro	77,319	Sell	11/18/13	100,788	100,710	78
HSBC	EU Euro	16,411	Sell	07/17/13	22,116	21,363	753
HSBC	British Pound	77,813	Sell	08/19/13	117,637	118,310	(673)
Deutsche Bank AG	South Korean Won	123,320,455	Sell	08/12/13	107,436	107,752	(316)
Deutsche Bank AG	South Korean Won	153,650,725	Sell	08/12/13	137,369	134,253	3,116
State Street Bank	British Pound	639,481	Sell	08/19/13	977,990	972,293	5,697
State Street Bank	British Pound	311,572	Sell	08/19/13	475,437	473,727	1,710

							$907,106

See Accompanying Notes to Financial Statements

19

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 17.1%
147,600		Allison Transmission Holdings, Inc.	3,406,608	0.6
279,590		American Eagle Outfitters	5,105,313	0.9
39,200		Ameristar Casinos, Inc.	1,030,568	0.2
1,100		Arctic Cat, Inc.	49,478	0.0
7,502	@	Bridgepoint Education, Inc.	91,374	0.0
145,202		Brinker International, Inc.	5,725,315	1.0
60,900		Brown Shoe Co., Inc.	1,311,177	0.2
50,690		Brunswick Corp.	1,619,545	0.3
33,000	@	Cabela’s, Inc.	2,137,080	0.4
5,300	@	Capella Education Co.	220,745	0.0
14,200	@	Carmike Cinemas, Inc.	274,912	0.0
5,000		Carriage Services, Inc.	84,750	0.0
178,500		Chico’s FAS, Inc.	3,045,210	0.5
137,010		Cinemark Holdings, Inc.	3,825,319	0.6
2,900	@	Coinstar, Inc.	170,143	0.0
55,400	@	Conn’s, Inc.	2,867,504	0.5
83,100		Cooper Tire & Rubber Co.	2,756,427	0.5
11,000		Core-Mark Holding Co., Inc.	698,500	0.1
53,200	@	Corinthian Colleges, Inc.	119,168	0.0
47,796		Cracker Barrel Old Country Store	4,524,369	0.8
115,344	@	CROCS, Inc.	1,903,176	0.3
274		CSS Industries, Inc.	6,831	0.0
46,630	@	Deckers Outdoor Corp.	2,355,281	0.4
17,300		Destination Maternity Corp.	425,580	0.1
24,500		Dillard’s, Inc.	2,008,265	0.3
22,800		Domino’s Pizza, Inc.	1,325,820	0.2
39,109		Drew Industries, Inc.	1,537,766	0.3
47,700	@	Entercom Communications Corp.	450,288	0.1
70,995	@	Express, Inc.	1,488,765	0.3
7,100		Finish Line	155,206	0.0
43,900	@	G-III Apparel Group Ltd.	2,112,468	0.4
41,300	@	Gray Television, Inc.	298,186	0.1
54,100	@	Helen of Troy Ltd.	2,075,817	0.3
134,529	@	Iconix Brand Group, Inc.	3,956,498	0.7
13,775	@	Jack in the Box, Inc.	541,220	0.1
164,632	@	Jarden Corp.	7,202,650	1.2
5,700	@	Johnson Outdoors, Inc.	141,930	0.0
49,100	@	Journal Communications, Inc.	367,759	0.1
38,900		KB Home	763,607	0.1
47,900	@	Leapfrog Enterprises, Inc.	471,336	0.1
8,000	@	Libbey, Inc.	191,760	0.0
27,300		Lifetime Brands, Inc.	370,734	0.1
74,975	@	Lin TV Corp.	1,147,118	0.2
8,150		MDC Holdings, Inc.	264,957	0.0

99,500	@	Monarch Casino &
		Resort, Inc.	1,677,570	0.3
36,236		Morningstar, Inc.	2,811,189	0.5
5,600		Nacco Industries, Inc.	320,768	0.1
141,800		OfficeMax, Inc.	1,450,614	0.2
48,730	@	Papa John’s International, Inc.	3,185,480	0.5
80,000	@	Penn National Gaming, Inc.	4,228,800	0.7
31,500		Perry Ellis International, Inc.	639,765	0.1
68,050		Pool Corp.	3,566,501	0.6
315,805	@	Quiksilver, Inc.	2,033,784	0.3
18,790		Rent-A-Center, Inc.	705,565	0.1
8,000		RG Barry Corp.	129,920	0.0
102,008		Ruth’s Hospitality Group, Inc.	1,231,237	0.2
26,000		SeaWorld Entertainment, Inc.	912,600	0.2
93,610	@	SHFL Entertainment, Inc.	1,657,833	0.3
9,300		Sinclair Broadcast Group, Inc.	273,234	0.0
66,100	@	Sonic Corp.	962,416	0.2
45,400		Standard Motor Products, Inc.	1,559,036	0.3
20,878	@	Stoneridge, Inc.	243,020	0.0
3,200		Sturm Ruger & Co., Inc.	153,728	0.0
48,900	@	Taylor Morrison Home Corp.	1,192,182	0.2
6,500	@	Tilly’s, Inc.	104,000	0.0
804		Trans World Entertainment	3,907	0.0
56,700	@	Tuesday Morning Corp.	587,979	0.1
27,960	@	VOXX International Corp.	343,069	0.1
15,900	@	William Lyon Homes	400,839	0.1
			101,001,559	17.1

		Consumer Staples: 2.9%
5,100		Andersons, Inc.	271,269	0.1
23,000		B&G Foods, Inc.	783,150	0.1
3,900		Coca-Cola Bottling Co. Consolidated	238,485	0.0
19,500	@	Darling International, Inc.	363,870	0.1
8,000	@	Fairway Group Holdings Corp.	193,360	0.0
10,600	@	Fresh Del Monte Produce, Inc.	295,528	0.1
47,500		J&J Snack Foods Corp.	3,695,500	0.6
9,000		John B Sanfilippo & Son, Inc.	181,440	0.0
12,000		Nash Finch Co.	264,120	0.0
105,200	@	Pilgrim’s Pride Corp.	1,571,688	0.3
29,943		Pinnacle Foods, Inc.	723,124	0.1
33,100	@	Prestige Brands Holdings, Inc.	964,534	0.2
15,800	@	Revlon, Inc. - Class A	348,548	0.1
1,061,800	@	Rite Aid Corp.	3,036,748	0.5
22,246		Roundy’s, Inc.	185,309	0.0
9,500		Sanderson Farms, Inc.	630,990	0.1
97,600		Spartan Stores, Inc.	1,799,744	0.3

See Accompanying Notes to Financial Statements

20

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

95,700	@	Supervalu, Inc.	595,254	0.1
12,200	@	USANA Health Sciences, Inc.	883,036	0.2
6,000		Village Super Market	198,540	0.0
			17,224,237	2.9

		Energy: 5.3%
6,800		Alon USA Energy, Inc.	98,328	0.0
74,825	@	Approach Resources, Inc.	1,838,450	0.3
7,800	@	Bonanza Creek Energy, Inc.	276,588	0.1
32,200	@	C&J Energy Services, Inc.	623,714	0.1
10,700	@	Ceres, Inc.	31,446	0.0
67,010		Cimarex Energy Co.	4,354,980	0.7
27,500	@	Dawson Geophysical Co.	1,013,650	0.2
39,800		Delek US Holdings, Inc.	1,145,444	0.2
20,319	@	Energy XXI Bermuda Ltd.	450,675	0.1
81,900	@	EPL Oil & Gas, Inc.	2,404,584	0.4
36,000		EXCO Resources, Inc.	275,040	0.0
35,400	@	Forum Energy Technologies, Inc.	1,077,222	0.2
50,100	@	Gastar Exploration Ltd.	133,767	0.0
10,500		Gulfmark Offshore, Inc.	473,445	0.1
35,800	@	Helix Energy Solutions Group, Inc.	824,832	0.1
228,340		Patterson-UTI Energy, Inc.	4,419,521	0.8
109,700	@	Renewable Energy Group, Inc.	1,561,031	0.3
306,960	@	Resolute Energy Corp.	2,449,541	0.4
7,100	@	Rex Stores Corp.	204,267	0.0
37,646	@	Superior Energy Services	976,537	0.2
63,370		Tidewater, Inc.	3,610,189	0.6
13,676	@	Vaalco Energy, Inc.	78,227	0.0
56,700		W&T Offshore, Inc.	810,243	0.1
175,500	@	Warren Resources, Inc.	447,525	0.1
39,400		Western Refining, Inc.	1,105,958	0.2
2,607	@	Westmoreland Coal Co.	29,277	0.0
8,500		World Fuel Services Corp.	339,830	0.1
			31,054,311	5.3

		Financials: 22.1%
2,900		Agree Realty Corp.	85,608	0.0
12,977		American Campus Communities, Inc.	527,645	0.1
123,400		American Equity Investment Life Holding Co.	1,937,380	0.3
13,000	@	American Safety Insurance Holdings Ltd.	376,350	0.1
277,400		Anworth Mortgage Asset Corp.	1,553,440	0.3
4,200	@	Artisan Partners Asset Management, Inc.	209,622	0.0
59,400		Ashford Hospitality Trust, Inc.	680,130	0.1
21,600	@	Aspen Insurance Holdings Ltd.	801,144	0.1
436,430		Associated Banc-Corp.	6,786,486	1.2
39,000		BBCN Bancorp, Inc.	554,580	0.1
50,150		BGC Partners, Inc.	295,383	0.1

10,300	@	Banco Latinoamericano de Exportaciones S.A.	230,617	0.0
6,800		BNC Bancorp	77,656	0.0
6,700	@	BofI Holding, Inc.	306,994	0.1
4,000		Bridge Bancorp, Inc.	90,000	0.0
8,400		OceanFirst Financial Corp.	130,620	0.0
69,295		Calamos Asset Management, Inc.	727,598	0.1
43,700		Capital Lease Funding, Inc.	368,828	0.1
203,300		Capstead Mortgage Corp.	2,459,930	0.4
57,800		Cardinal Financial Corp.	846,192	0.2
10,800		Cash America International, Inc.	490,968	0.1
22,800		Cathay General Bancorp.	463,980	0.1
42,700		CBL & Associates Properties, Inc.	914,634	0.2
4,300		Center Bancorp, Inc.	54,567	0.0
26,300		Chatham Lodging Trust	451,834	0.1
22,700		Chesapeake Lodging Trust	471,933	0.1
13,200		Citizens & Northern Corp.	255,024	0.0
2,400		City Holding Co.	93,480	0.0
144,300		CNO Financial Group, Inc.	1,870,128	0.3
9,915		Colonial Properties Trust	239,150	0.0
4,470		Community Trust Bancorp., Inc.	159,221	0.0
34,000		Coresite Realty Corp.	1,081,540	0.2
65,000	@	Cowen Group, Inc.	188,500	0.0
7,600		Crawford & Co.	42,712	0.0
85,225		DCT Industrial Trust, Inc.	609,359	0.1
27,825		DDR Corp.	463,286	0.1
54,692	@	DFC Global Corp.	755,297	0.1
113,100		East-West Bancorp., Inc.	3,110,250	0.5
86,441		EastGroup Properties, Inc.	4,864,035	0.8
68,900		Education Realty Trust, Inc.	704,847	0.1
53,900	@	Encore Capital Group, Inc.	1,784,629	0.3
13,700	@	Ezcorp, Inc.	231,256	0.0
9,560	@	Fidelity Southern Corp.	118,257	0.0
13,900		Financial Institutions, Inc.	255,899	0.0
86,375		First Commonwealth Financial Corp.	636,584	0.1
16,800		First Community Bancshares, Inc.	263,424	0.1
160,682		First Financial Bancorp.	2,394,162	0.4
124,475		First Industrial Realty Trust, Inc.	1,888,286	0.3
2,000	@	First M&F Corp.	31,660	0.0
12,900		First Merchants Corp.	221,235	0.0
9,553		First of Long Island Corp.	317,064	0.1
102,506		First Republic Bank	3,944,431	0.7
28,359		FirstMerit Corp.	568,031	0.1
42,800		FNB Corp.	517,024	0.1
46,160		Geo Group, Inc.	1,567,132	0.3

See Accompanying Notes to Financial Statements

21

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

103,480		Glacier Bancorp., Inc.	2,296,221	0.4
17,884		Gladstone Capital Corp.	146,112	0.0
25,300		Glimcher Realty Trust	276,276	0.1
48,000	@	Green Dot Corp.	957,600	0.2
49,530		Greenhill & Co., Inc.	2,265,502	0.4
99,750	@	Hanmi Financial Corp.	1,762,583	0.3
13,400		Heartland Financial USA, Inc.	368,366	0.1
5,766		Heritage Financial Group, Inc.	85,049	0.0
250,724		HFF, Inc.	4,455,365	0.8
4,500		Home Properties, Inc.	294,165	0.1
17,500		HomeStreet, Inc.	375,375	0.1
5,000		Horace Mann Educators Corp.	121,900	0.0
13,300		Huntington Bancshares, Inc.	104,804	0.0
49,029		IBERIABANK Corp.	2,628,445	0.5
32,200		IDT Corp.	601,818	0.1
274,100		Janus Capital Group, Inc.	2,332,591	0.4
51,660		JMP Group, Inc.	343,022	0.1
52,592		KCAP Financial, Inc.	592,186	0.1
6,000		Lakeland Financial Corp.	166,500	0.0
18,200		LaSalle Hotel Properties	449,540	0.1
140,399		Lexington Realty Trust	1,639,860	0.3
11,500		LTC Properties, Inc.	449,075	0.1
12,000		MainSource Financial Group, Inc.	161,160	0.0
18,400		Manning & Napier, Inc.	326,784	0.1
32,700		Meadowbrook Insurance Group, Inc.	262,581	0.1
11,000		MetroCorp Bancshares, Inc.	107,360	0.0
70,830		Mid-America Apartment Communities, Inc.	4,800,149	0.8
3,900	@,X	Mission West Properties	–	–
4,100	@	Montpelier Re Holdings Ltd.	102,541	0.0
2,800		National Bankshares, Inc.	99,484	0.0
52,400	@	National Financial Partners Corp.	1,326,244	0.2
109,410		National Retail Properties, Inc.	3,763,704	0.6
8,613		NBT Bancorp., Inc.	182,337	0.0
21,900		Nelnet, Inc.	790,371	0.1
65,300	@	Ocwen Financial Corp.	2,691,666	0.5
48,700		OFG Bancorp	881,957	0.2
4,200		PacWest Bancorp	128,730	0.0
28,100	@	Park Sterling Corp.	166,071	0.0
9,300		Parkway Properties, Inc.	155,868	0.0
39,790		Pennsylvania Real Estate Investment Trust	751,235	0.1
7,000	@	PennyMac Financial Services, Inc.	148,890	0.0
6,344		Peoples Bancorp., Inc.	133,732	0.0
28,400	@	Pinnacle Financial Partners, Inc.	730,164	0.1
11,500	@	Piper Jaffray Cos.	363,515	0.1
96,800	@	Popular, Inc.	2,935,944	0.5
7,300	@	Portfolio Recovery Associates, Inc.	1,121,499	0.2

62,600		Potlatch Corp.	2,531,544	0.4
8,300	@	Preferred Bank/Los Angeles CA	136,784	0.0
14,600		PrivateBancorp, Inc.	309,666	0.1
147,930		ProAssurance Corp.	7,716,029	1.3
4,409		Prospect Capital Corp.	47,617	0.0
4,400		Prosperity Bancshares, Inc.	227,876	0.0
7,000		PS Business Parks, Inc.	505,190	0.1
47,600		RAIT Financial Trust	357,952	0.1
8,300		Ramco-Gershenson Properties	128,899	0.0
32,100	@	Realogy Holdings Corp.	1,542,084	0.3
59,100		Redwood Trust, Inc.	1,004,700	0.2
800		Renasant Corp.	19,472	0.0
218,491		RLJ Lodging Trust	4,913,863	0.8
10,600		Selective Insurance Group	244,012	0.0
16,300		Sierra Bancorp.	241,240	0.0
44,900	@	Southwest Bancorp., Inc.	592,680	0.1
4,300		Stewart Information Services Corp.	112,617	0.0
4,200		Sun Communities, Inc.	208,992	0.0
39,900		Susquehanna Bancshares, Inc.	512,715	0.1
4,500	@	SVB Financial Group	374,940	0.1
4,212	@	SWS Group, Inc.	22,955	0.0
10,500	@	Texas Capital Bancshares, Inc.	465,780	0.1
21,300	@	Tristate Capital Holdings, Inc.	292,875	0.1
272,432		Umpqua Holdings Corp.	4,089,204	0.7
3,508	@	Validus Holdings Ltd.	126,709	0.0
7,900		WesBanco, Inc.	208,797	0.0
12,600		West BanCorp., Inc.	148,050	0.0
207,673	@	Western Alliance Bancorp.	3,287,464	0.6
196,100		Wilshire Bancorp., Inc.	1,298,182	0.2
27,500	@	World Acceptance, Corp.	2,390,850	0.4
			129,974,101	22.1

		Health Care: 7.5%
5,200	@	Acorda Therapeutics, Inc.	171,548	0.0
21,100	@	Aegerion Pharmaceuticals, Inc.	1,336,474	0.2
9,500	@	Alnylam Pharmaceuticals, Inc.	294,595	0.1
39,500	@	AMAG Pharmaceuticals, Inc.	878,875	0.2
60,600	@	Ambit Biosciences Corp.	424,200	0.1
8,700	@	American Pacific Corp.	246,819	0.1
72,723	@	Amsurg Corp.	2,552,577	0.4
6,100	@	Bluebird Bio, Inc.	152,317	0.0
48,978	@	Cambrex Corp.	684,223	0.1
20,500	@	Celldex Therapeutics, Inc.	320,005	0.1
34,700	@	Centene Corp.	1,820,362	0.3
7,500	@	Cornerstone Therapeutics, Inc.	60,000	0.0
5,700	@	Cytokinetics Inc	65,735	0.0
3,100	@	Durata Therapeutics, Inc.	22,320	0.0

See Accompanying Notes to Financial Statements

22

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

16,100	@	Esperion Therapeutics, Inc.	227,010	0.0
26,400	@	Furiex Pharmaceuticals, Inc.	899,448	0.2
65,800	@	Gentiva Health Services, Inc.	655,368	0.1
58,200	@	Greatbatch, Inc.	1,908,378	0.3
53,876	@	Idexx Laboratories, Inc.	4,836,987	0.8
34,000	@	Impax Laboratories, Inc.	678,300	0.1
41,600	@	Infinity Pharmaceuticals, Inc.	676,000	0.1
19,700	@	Jazz Pharmaceuticals PLC	1,353,981	0.2
45,639	@	Lannett Co., Inc.	543,560	0.1
19,100	@	MAKO Surgical Corp.	230,155	0.1
23,000	@	MedAssets, Inc.	408,020	0.1
10,863	@	Medical Action Industries, Inc.	83,645	0.0
92,800	@	Medicines Co.	2,854,528	0.5
900	@	MiMedx Group Inc.	5,767	0.0
45,600	@	Molina Healthcare, Inc.	1,695,408	0.3
25,590	@	MWI Veterinary Supply, Inc.	3,153,712	0.5
42,600	@	NanoString Technologies, Inc.	340,800	0.1
121,632	@	NuVasive, Inc.	3,015,257	0.5
122,430	@	Omnicell, Inc.	2,515,937	0.4
7,500	@	Orthofix International NV	201,750	0.0
29,250		Owens & Minor, Inc.	989,528	0.2
24,600	@	Pharmacyclics, Inc.	1,954,962	0.3
13,500	@	PhotoMedex, Inc.	215,190	0.0
10,100	@	PTC Therapeutics, Inc.	151,500	0.0
6,000	@	Raptor Pharmaceutical Corp.	56,100	0.0
125,600	@	RTI Biologics, Inc.	472,256	0.1
59,000	@	Sciclone Pharmaceuticals, Inc.	292,640	0.1
19,305		Select Medical Holdings Corp.	158,301	0.0
11,200	@	Sirona Dental Systems, Inc.	737,856	0.1
17,600		Steris Corp.	754,688	0.1
181,600	@	Threshold Pharmaceuticals, Inc.	955,216	0.2
4,000	@	Triple-S Management Corp.	85,880	0.0
8,600	@	Viropharma, Inc.	246,390	0.1
33,820	@	WellCare Health Plans, Inc.	1,878,701	0.3
			44,263,269	7.5

		Industrials: 16.6%
31,700		AAR Corp.	696,766	0.1
137,176	@	ACCO Brands Corp.	872,439	0.2
12,800		Acuity Brands, Inc.	966,656	0.2
33,300	@	Alaska Air Group, Inc.	1,731,600	0.3
9,906		Albany International Corp.	326,700	0.1
68,278		Altra Holdings, Inc.	1,869,452	0.3
1,800		Amerco, Inc.	291,420	0.1
23,775		Applied Industrial Technologies, Inc.	1,149,046	0.2
7,600		Argan, Inc.	118,560	0.0
11,525	@	Atlas Air Worldwide Holdings, Inc.	504,334	0.1
7,300	@	Avis Budget Group, Inc.	209,875	0.0

16,800		Barnes Group, Inc.	503,832	0.1
24,800		Barrett Business Services, Inc.	1,294,808	0.2
5,100	@	Beacon Roofing Supply, Inc.	193,188	0.0
41,735		Brady Corp.	1,282,516	0.2
21,700		Ceco Environmental Corp.	266,910	0.0
12,786		Celadon Group, Inc.	233,344	0.0
250,500	@	Cenveo, Inc.	533,565	0.1
13,900	@	Columbus McKinnon Corp.	296,348	0.1
151,863		Comfort Systems USA, Inc.	2,265,796	0.4
3,900		Courier Corp.	55,692	0.0
3,800		Curtiss-Wright Corp.	140,828	0.0
74,500		Deluxe Corp.	2,581,425	0.4
159,370		Douglas Dynamics, Inc.	2,068,623	0.4
9,000	@	Edgen Group, Inc.	57,420	0.0
32,100		EMCOR Group, Inc.	1,304,865	0.2
20,900		EnerSys	1,024,936	0.2
20,300	@	Engility Holdings, Inc.	576,926	0.1
40,200	@	EnPro Industries, Inc.	2,040,552	0.3
16,100	@	Esterline Technologies Corp.	1,163,869	0.2
45,300	@	Federal Signal Corp.	396,375	0.1
59,637		Forward Air Corp.	2,282,904	0.4
20,900		Freightcar America, Inc.	355,091	0.1
72,346		Generac Holdings, Inc.	2,677,525	0.5
3,325	@	Gibraltar Industries, Inc.	48,412	0.0
19,500	@	Global Brass & Copper Holdings, Inc.	258,180	0.0
12,800		Hardinge, Inc.	189,184	0.0
180,481		Herman Miller, Inc.	4,885,621	0.8
11,300		Hyster-Yale Materials Handling, Inc.	709,527	0.1
21,600		Kadant, Inc.	651,672	0.1
141,280		KAR Auction Services, Inc.	3,231,074	0.6
5,700		Kelly Services, Inc.	99,579	0.0
81,000		Kimball International, Inc.	786,510	0.1
243,660		Knight Transportation, Inc.	4,098,361	0.7
34,400		Knoll, Inc.	488,824	0.1
15,700		LB Foster Co.	677,769	0.1
15,289	@	LMI Aerospace, Inc.	286,516	0.1
13,300		LSI Industries, Inc.	107,597	0.0
7,300		Michael Baker Corp.	197,903	0.0
28,400		NN, Inc.	324,044	0.1
11,000	@	Park-Ohio Holdings Corp.	362,780	0.1
65,600	@	Ply Gem Holdings, Inc.	1,315,936	0.2
500	@	Proto Labs, Inc.	32,485	0.0
57,270		Quad/Graphics, Inc.	1,380,207	0.2
63,500	@	Quality Distribution, Inc.	561,340	0.1
79,881	@	RBC Bearings, Inc.	4,149,818	0.7
50,870		Regal-Beloit Corp.	3,298,411	0.6
132,688	@	Republic Airways Holdings, Inc.	1,503,355	0.3
238,768	@	Rexnord Corp.	4,023,241	0.7
75,776	@	RPX Corp.	1,273,037	0.2
10,950	@	Saia, Inc.	328,171	0.1
40,100		Skywest, Inc.	542,954	0.1
2,700		Standex International Corp.	142,425	0.0
85,600		Steelcase, Inc.	1,248,048	0.2

See Accompanying Notes to Financial Statements

23

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

44,600	@	Swift Transporation Co.	737,684	0.1
34,500		Sypris Solutions, Inc.	110,745	0.0
7,730		TMS International Corp.	114,636	0.0
93,926		Toro Co.	4,265,180	0.7
17,490		TransDigm Group, Inc.	2,741,907	0.5
27,900	@	Trimas Corp.	1,040,112	0.2
31,750		Triumph Group, Inc.	2,513,012	0.4
19,000	@	TrueBlue, Inc.	399,950	0.1
45,500	@	Tutor Perini Corp.	823,095	0.1
3,700		Unifirst Corp.	337,625	0.1
9,500	@	United Rentals, Inc.	474,145	0.1
11,700		United Stationers, Inc.	392,535	0.1
7,500	@	Universal Truckload Services, Inc.	180,825	0.0
43,100		Viad Corp.	1,056,812	0.2
6,700		VSE Corp.	275,169	0.0
53,100	@	Wabash National Corp.	540,558	0.1
51,600		Wabtec Corp.	2,756,988	0.5
217,215		Waste Connections, Inc.	8,936,225	1.5
3,400		Watts Water Technologies, Inc.	154,156	0.0
23,720	@	Xerium Technologies, Inc.	241,470	0.0
			97,629,996	16.6

		Information Technology: 14.3%
40,423	@	Actuate Corp.	268,409	0.0
21,700	@	Advent Software, Inc.	760,802	0.1
9,900	@	Alpha & Omega Semiconductor Ltd.	75,636	0.0
71,200	@	Amkor Technology, Inc.	299,752	0.1
84,180	@	Anixter International, Inc.	6,381,686	1.1
69,520	@	ARRIS Group, Inc.	997,612	0.2
48,840	@	Aspen Technology, Inc.	1,406,104	0.2
88,200	@	Audience, Inc.	1,165,122	0.2
42,000	@	Aviat Networks, Inc.	110,040	0.0
36,500	@	Avid Technology, Inc.	214,620	0.0
51,500	@	Benchmark Electronics, Inc.	1,035,150	0.2
6,600	@	Blackhawk Network Holdings, Inc.	153,120	0.0
19,700		Brooks Automation, Inc.	191,681	0.0
6,960	@	CACI International, Inc.	441,890	0.1
6,700	@	CalAmp Corp.	97,820	0.0
2,600	@	Cirrus Logic, Inc.	45,136	0.0
11,700		Comtech Telecommunications	314,613	0.1
95,789	@	CoreLogic, Inc.	2,219,431	0.4
74,900	@	CSG Systems International	1,625,330	0.3
25,100	@	Cyan, Inc.	262,295	0.0
28,900	@	Datalink Corp.	307,496	0.1
182,331	@	Dice Holdings, Inc.	1,679,269	0.3
81,000	@	Digital River, Inc.	1,520,370	0.3
61,330	@	Entegris, Inc.	575,889	0.1
6,800	@	EVERTEC, Inc.	149,396	0.0
16,300		Factset Research Systems, Inc.	1,661,622	0.3
54,400	@	First Solar, Inc.	2,433,312	0.4
92,600	@	Freescale Semiconductor Holdings Ltd.	1,254,730	0.2
1,500	@	Gartner, Inc.	85,485	0.0
10,400	@	Gigamon, Inc.	286,624	0.1

20,000	@	Global Cash Access, Inc.	125,200	0.0
18,100	@	Gogo, Inc.	252,857	0.0
27,500		Hackett Group, Inc./The	142,725	0.0
187,800	@	Harmonic, Inc.	1,192,530	0.2
200	@	Hutchinson Technology, Inc.	928	0.0
58,412	@	Imperva, Inc.	2,630,876	0.5
41,000	@	Insight Enterprises, Inc.	727,340	0.1
43,600	@	Integrated Silicon Solution, Inc.	477,856	0.1
2,467	@	Intermolecular, Inc.	17,935	0.0
35,350	@	Lattice Semiconductor Corp.	179,224	0.0
39,400	@	Lionbridge Technologies	114,260	0.0
7,300		Littelfuse, Inc.	544,653	0.1
5,100	@	M/A-COM Technology Solutions Holdings, Inc.	74,460	0.0
5,100	@	Manhattan Associates, Inc.	393,516	0.1
3,700		Mantech International Corp.	96,644	0.0
5,000	@	Marketo, Inc.	124,350	0.0
72,317	@	Micros Systems, Inc.	3,120,479	0.5
98,745		Monotype Imaging Holdings, Inc.	2,509,110	0.4
36,300	@	Nanometrics, Inc.	532,521	0.1
17,097	@	NetSuite, Inc.	1,568,479	0.3
26,023	@	Newport Corp.	362,500	0.1
6,200	@	Oplink Communications, Inc.	107,694	0.0
13,600		PC-Tel, Inc.	115,328	0.0
88,800		Pegasystems, Inc.	2,941,056	0.5
31,900	@	Pericom Semiconductor Corp.	227,128	0.0
19,480	@	Photronics, Inc.	157,009	0.0
8,500		Plantronics, Inc.	373,320	0.1
80,500	@	PMC - Sierra, Inc.	511,175	0.1
16,100	@	Progress Software Corp.	370,461	0.1
25,860	@	PTC, Inc.	634,346	0.1
5,818	@	RealNetworks, Inc.	43,984	0.0
114,040	@	Rovi Corp.	2,604,674	0.4
251,900	@	Sanmina Corp.	3,614,765	0.6
34,830	@	SciQuest, Inc.	872,491	0.2
49,200	@	Silicon Graphics International Corp.	658,296	0.1
57,300	@	Skyworks Solutions, Inc.	1,254,297	0.2
27,650	@	SolarWinds, Inc.	1,073,096	0.2
40,120		Solera Holdings, Inc.	2,232,678	0.4
125,700	@	Spansion, Inc.	1,573,764	0.3
26,300	@	Splunk, Inc.	1,219,268	0.2
8,700	@	Synaptics, Inc.	335,472	0.1
31,475	@	SYNNEX Corp.	1,330,763	0.2
24,400	@	Tableau Software, Inc.	1,352,248	0.2
145,400	@	Take-Two Interactive Software, Inc.	2,176,638	0.4
54,900	@	TeleCommunication Systems, Inc.	128,674	0.0
30,400	@	TeleNav, Inc.	158,992	0.0
10,300	@	TeleTech Holdings, Inc.	241,329	0.0
8,400	@	Textura Corp.	218,484	0.0
12,700	@	TIBCO Software, Inc.	271,780	0.1
110,200	@	Tremor Video, Inc.	991,800	0.2
45,292	@	Trulia, Inc.	1,408,128	0.2

See Accompanying Notes to Financial Statements

24

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

18,600	@	TTM Technologies, Inc.	156,240	0.0
65,700	@	Ultra Clean Holdings	397,485	0.1
140,020	@	Unisys Corp.	3,090,241	0.5
304,953		United Online, Inc.	2,311,544	0.4
20,268	@	VeriFone Holdings, Inc.	340,705	0.1
101,100	@	WebMD Health Corp.	2,969,307	0.5
2,724	@	Xoom Corp.	62,434	0.0
47,479	@	Zillow, Inc.	2,673,068	0.5
			84,409,047	14.3

		Materials: 7.5%
23,400		A Schulman, Inc.	627,588	0.1
37,030		Airgas, Inc.	3,534,884	0.6
97,510		Aptargroup, Inc.	5,383,527	0.9
37,100		Axiall Corp.	1,579,718	0.3
12,600	@	Boise Cascade Co.	320,166	0.1
14,100		Boise, Inc.	120,414	0.0
21,900		Buckeye Technologies, Inc.	811,176	0.1
53,600	@	Coeur d’Alene Mines Corp.	712,880	0.1
29,385		Compass Minerals International, Inc.	2,483,914	0.4
137,735	@	Crown Holdings, Inc.	5,665,040	1.0
2,600		FutureFuel Corp.	36,842	0.0
139,200	@	Graphic Packaging Holding Co.	1,077,408	0.2
15,800		HB Fuller Co.	597,398	0.1
106,000	@	Headwaters, Inc.	937,040	0.2
3,300		Innospec, Inc.	132,594	0.0
22,400		Koppers Holdings, Inc.	855,232	0.1
26,200		Minerals Technologies, Inc.	1,083,108	0.2
40,700	@	Omnova Solutions, Inc.	326,007	0.1
31,800	@	Resolute Forest Products	418,806	0.1
16,900	@	Revett Minerals, Inc.	10,931	0.0
20,500		Rock-Tenn Co.	2,047,540	0.4
54,490		Scotts Miracle-Gro Co.	2,632,412	0.4
185,955		Silgan Holdings, Inc.	8,732,447	1.5
15,500	@	SunCoke Energy, Inc.	217,310	0.0
123,700	@	Taminco Corp.	2,522,243	0.4
6,015		US Silica Holdings, Inc.	124,992	0.0
44,050		Worthington Industries	1,396,825	0.2
			44,388,442	7.5

		Telecommunication Services: 0.5%
1,400		Alliance Fiber Optic Products, Inc.	27,867	0.0
17,200		Atlantic Tele-Network, Inc.	854,152	0.2
4,529		Consolidated Communications Holdings, Inc.	78,850	0.0
51,694		Neutral Tandem, Inc.	297,240	0.1
10,900	@	NII Holdings, Inc.	69,731	0.0
61,900	@	Premier Global Services, Inc.	747,133	0.1
12,600		USA Mobility, Inc.	170,982	0.0
270,031	@	Vonage Holdings Corp.	764,188	0.1
			3,010,143	0.5

		Utilities: 2.8%
1,378		AGL Resources, Inc.	59,061	0.0
3,200		Artesian Resources Corp.	71,296	0.0

3,200		Chesapeake Utilities Corp.	164,768	0.0
14,138	@	Consolidated Water Co., Ltd.	161,597	0.0
33,100		El Paso Electric Co.	1,168,761	0.2
11,600		Empire District Electric Co.	258,796	0.1
19,200		Idacorp, Inc.	916,992	0.2
11,200		Laclede Group, Inc.	511,392	0.1
6,600		MGE Energy, Inc.	361,416	0.1
16,150		New Jersey Resources Corp.	670,710	0.1
28,750		Northwest Natural Gas Co.	1,221,300	0.2
102,986		NorthWestern Corp.	4,109,141	0.7
168,477		Portland General Electric Co.	5,153,712	0.9
9,200		Southwest Gas Corp.	430,468	0.1
17,900		UNS Energy Corp.	800,667	0.1
6,500		Westar Energy, Inc.	207,740	0.0
5,900		WGL Holdings, Inc.	254,998	0.0
			16,522,815	2.8

	Total Common Stock
	(Cost $446,391,736)		569,477,920	96.6

				Percentage
Principal				of Net
Amount†			Value	Assets
U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
620,000	S	0.250%, due 11/30/13	620,400	0.1

	Total U.S. Treasury Obligations (Cost $620,159)		620,400	0.1

	Total Long-Term Investments
	(Cost $447,011,895)		570,098,320	96.7

SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc(1): 2.2%
3,040,388		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $3,040,418, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $3,101,208, due 07/03/13-05/15/37)	3,040,388	0.6
640,072		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $640,080, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $652,873, due 07/05/13-08/15/21)	640,072	0.1

See Accompanying Notes to Financial Statements

25

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

3,040,388	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $3,040,425, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $3,101,261, due 05/01/15-01/01/47)	3,040,388	0.5
3,040,388	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $3,040,425, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $3,101,196, due 06/01/18-04/01/43)	3,040,388	0.5
3,040,388	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $3,040,428, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,101,196, due 12/04/13-08/27/32)	3,040,388	0.5
		12,801,624	2.2

			Percentage
			of Net
Shares		Value	Assets
		Mutual Funds: 2.4%
14,032,655	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $14,032,655)	14,032,655	2.4

	Total Short-Term Investments
	(Cost $26,834,279)	26,834,279	4.6

	Total Investments in Securities
	(Cost $473,846,174)	$596,932,599	101.3
	Liabilities in Excess of Other Assets	(7,560,553)	(1.3)

	Net Assets	$589,372,046	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $477,416,464.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$134,138,024
Gross Unrealized Depreciation	(14,621,889)

Net Unrealized Appreciation	$119,516,135

See Accompanying Notes to Financial Statements

26

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$100,703,373	$–	$–	$101,001,559
Consumer Staples	17,224,237	–	–	17,224,237
Energy	31,022,865	–	–	31,054,311
Financials	129,942,441	–	–	129,974,101
Health Care	43,944,948	–	–	44,263,269
Industrials	97,629,996	–	–	97,629,996
Information Technology	84,279,445	–	–	84,409,047
Materials	44,388,442	–	–	44,388,442
Telecommunication Services	2,912,545	–	–	3,010,143
Utilities	16,522,815	–	–	16,522,815

Total Common Stock	568,571,107	–	–	569,477,920

Short-Term Investments	14,032,655	12,801,624	–	26,834,279
U.S. Treasury Obligations	–	620,400	–	620,400

Total Investments, at fair value	$582,603,762	$13,422,024	$–	$596,932,599

Other Financial Instruments+
Futures	35,178	–	–	35,178

Total Assets	$582,638,940	$13,422,024	$–	$596,967,777

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	41	09/20/13	$3,996,270	$35,178

			$3,996,270	$35,178

See Accompanying Notes to Financial Statements

27

ING Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 19.1%
1,709,070		Best Buy Co., Inc.	46,708,883	1.0
2,611,180		Comcast Corp. – Class A	109,356,218	2.5
1,363,750	@	Delphi Automotive PLC	69,128,488	1.6
1,082,560	@	Discovery Communications, Inc. - Class A	83,584,458	1.9
1,682,150		Gap, Inc.	70,196,119	1.6
1,576,030		Home Depot, Inc.	122,095,044	2.7
1,210,001		Macy’s, Inc.	58,080,048	1.3
1,074,996	@	Michael Kors Holdings Ltd.	66,671,252	1.5
360,923	@	Penn National Gaming, Inc.	19,078,390	0.4
1,461,700		Starbucks Corp.	95,726,733	2.2
461,520	@	Ulta Salon Cosmetics & Fragrance, Inc.	46,225,843	1.0
950,800		Walt Disney Co.	60,043,020	1.4
			846,894,496	19.1

		Consumer Staples: 13.2%
2,070,570		Coca-Cola Co.	83,050,563	1.9
1,182,290		Coca-Cola Enterprises, Inc.	41,569,316	0.9
802,540		Costco Wholesale Corp.	88,736,848	2.0
948,710		CVS Caremark Corp.	54,247,238	1.2
585,890		Estee Lauder Cos., Inc.	38,533,985	0.9
644,460		Hershey Co.	57,537,389	1.3
1,204,490		Kraft Foods Group, Inc.	67,294,856	1.5
1,129,650		Mondelez International, Inc.	32,228,914	0.7
769,730		Philip Morris International, Inc.	66,674,013	1.5
1,102,260		Whole Foods Market, Inc.	56,744,345	1.3
			586,617,467	13.2

		Energy: 4.6%
493,760		Anadarko Petroleum Corp.	42,428,797	1.0
367,580		EOG Resources, Inc.	48,402,935	1.1
1,200,420		Halliburton Co.	50,081,522	1.1
696,330		Occidental Petroleum Corp.	62,133,526	1.4
			203,046,780	4.6

		Financials: 9.2%
625,730		Ameriprise Financial, Inc.	50,609,042	1.1
275,990		Blackrock, Inc.	70,888,031	1.6
779,800		Equifax, Inc.	45,953,614	1.0
707,130		Prudential Financial, Inc.	51,641,704	1.2
697,730		Travelers Cos., Inc.	55,762,582	1.3
739,500		Visa, Inc.	135,143,625	3.0
			409,998,598	9.2

		Health Care: 11.8%
291,199	@	Actavis, Inc.	36,755,138	0.8

626,550		Allergan, Inc.	52,780,572	1.2
999,540		Amgen, Inc.	98,614,617	2.2
451,510	@	Celgene Corp.	52,786,034	1.2
1,012,660	@	Express Scripts Holding Co.	62,470,995	1.4
2,041,610	@	Gilead Sciences, Inc.	104,550,848	2.4
1,146,030		HCA Holdings, Inc.	41,325,842	0.9
634,030		McKesson Corp.	72,596,435	1.7
			521,880,481	11.8

		Industrials: 12.2%
1,457,765		Ametek, Inc.	61,663,459	1.4
723,476	@	BE Aerospace, Inc.	45,636,866	1.0
993,430		Danaher Corp.	62,884,119	1.4
1,070,000		Flowserve Corp.	57,790,700	1.3
920,880	@	Ingersoll-Rand PLC - Class A	51,127,258	1.2
920,350		Pall Corp.	61,138,851	1.4
620,860		Roper Industries, Inc.	77,123,229	1.7
548,650		Union Pacific Corp.	84,645,722	1.9
952,770		Waste Connections, Inc.	39,196,958	0.9
			541,207,162	12.2

		Information Technology: 24.4%
375,020		Apple, Inc.	148,537,922	3.4
1,414,380		Broadcom Corp.	47,749,469	1.1
504,530	@	Cognizant Technology Solutions Corp.	31,588,623	0.7
3,802,470		EMC Corp.	89,814,341	2.0
477,540	@	F5 Networks, Inc.	32,854,752	0.7
234,165	@	Google, Inc. - Class A	206,151,841	4.6
779,790		International Business Machines Corp.	149,025,667	3.4
1,374,640		Intuit, Inc.	83,894,279	1.9
4,100,560		Microsoft Corp.	141,592,337	3.2
4,135,907		Oracle Corp.	127,055,063	2.9
1,109,430	@	TIBCO Software, Inc.	23,741,802	0.5
			1,082,006,096	24.4

		Materials: 3.1%
708,530		International Paper Co.	31,394,964	0.7
1,065,320		Monsanto Co.	105,253,616	2.4
			136,648,580	3.1

	Total Common Stock (Cost $3,892,237,147)		4,328,299,660	97.6

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
83,876,600		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $83,876,600)	83,876,600	1.9

	Total Short-Term Investments (Cost $83,876,600)		83,876,600	1.9

	Total Investments in Securities (Cost $3,976,113,747)		$4,412,176,260	99.5
	Assets in Excess of Other Liabilities		23,094,323	0.5

	Net Assets		$4,435,270,583	100.0

See Accompanying Notes to Financial Statements

28

ING Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

@	Non-income producing security

Cost for federal income tax purposes is $3,989,930,470.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$551,492,288
Gross Unrealized Depreciation	(129,246,498)

Net Unrealized Appreciation	$422,245,790

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,328,299,660	$–	$–	$4,328,299,660
Short-Term Investments	83,876,600	–	–	83,876,600

Total Investments, at fair value	$4,412,176,260	$–	$–	$4,412,176,260

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

29

ING Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 6.9%
138,980		Best Buy Co., Inc.	3,798,323	1.0
70,419		Brinker International, Inc.	2,776,621	0.7
97,003		Comcast Corp. – Class A	4,062,486	1.0
74,818	@	Delphi Automotive PLC	3,792,525	1.0
95,116		Lowe’s Cos., Inc.	3,890,244	1.0
64,568		Macy’s, Inc.	3,099,264	0.8
82,775		Walt Disney Co.	5,227,241	1.4
			26,646,704	6.9

		Consumer Staples: 5.9%
86,988		Hillshire Brands Co.	2,877,563	0.7
87,455		Kraft Foods Group, Inc.	4,886,111	1.3
21,469		Philip Morris International, Inc.	1,859,645	0.5
170,653		Procter & Gamble Co.	13,138,574	3.4
			22,761,893	5.9

		Energy: 14.1%
43,841		Anadarko Petroleum Corp.	3,767,257	1.0
90,426		ConocoPhillips	5,470,773	1.4
242,615		ExxonMobil Corp.	21,920,265	5.7
112,414		Halliburton Co.	4,689,912	1.2
70,909	@	Noble Corp.	2,664,760	0.7
79,541		Occidental Petroleum Corp.	7,097,443	1.8
80,936	@	Rowan Companies PLC	2,757,490	0.7
62,962		Royal Dutch Shell PLC - Class A ADR	4,016,976	1.0
102,200	L	Statoil ASA ADR	2,114,518	0.6
			54,499,394	14.1

		Financials: 26.9%
149,267	L	AllianceBernstein Holding LP	3,107,739	0.8
65,914		Ameriprise Financial, Inc.	5,331,124	1.4
108,766		Arthur J. Gallagher & Co.	4,751,987	1.2
132,941		Blackstone Group LP	2,799,737	0.7
131,013		Citigroup, Inc.	6,284,694	1.6
292,857		Fifth Third Bancorp.	5,286,069	1.4
205,371		Host Hotels & Resorts, Inc.	3,464,609	0.9
159,275	@	Invesco Ltd.	5,064,945	1.3
228,972		JPMorgan Chase & Co.	12,087,432	3.1
157,790		Lincoln National Corp.	5,754,601	1.5
69,871		PNC Financial Services Group, Inc.	5,094,993	1.3
66,422		Prudential Financial, Inc.	4,850,799	1.3
496,955		Regions Financial Corp.	4,735,981	1.2
66,524		Travelers Cos., Inc.	5,316,598	1.4
192,466		US Bancorp.	6,957,646	1.8
136,189		Weingarten Realty Investors	4,190,535	1.1
325,306		Wells Fargo & Co.	13,425,379	3.5

183,542	@	XL Group PLC	5,564,993	1.4
			104,069,861	26.9

		Health Care: 12.0%
160,453		Abbott Laboratories	5,596,601	1.4
183,600		Johnson & Johnson	15,763,896	4.1
119,155		Medtronic, Inc.	6,132,908	1.6
237,591		Merck & Co., Inc.	11,036,102	2.9
119,500		UnitedHealth Group, Inc.	7,824,860	2.0
			46,354,367	12.0

		Industrials: 10.5%
63,604		Ametek, Inc.	2,690,449	0.7
56,800		Boeing Co.	5,818,592	1.5
167,122		CSX Corp.	3,875,559	1.0
94,644		Extra Space Storage, Inc.	3,968,423	1.0
35,636		Fluor Corp.	2,113,571	0.5
66,118		General Dynamics Corp.	5,179,023	1.3
310,547		General Electric Co.	7,201,585	1.9
30,109		Hubbell, Inc.	2,980,791	0.8
21,773		Roper Industries, Inc.	2,704,642	0.7
28,396		Union Pacific Corp.	4,380,935	1.1
			40,913,570	10.5

		Information Technology: 8.2%
18,290		Apple, Inc.	7,244,303	1.9
436,651		Cisco Systems, Inc.	10,614,986	2.7
202,500		EMC Corp.	4,783,050	1.2
205,862		Jabil Circuit, Inc.	4,195,468	1.1
129,693		Microchip Technology, Inc.	4,831,064	1.3
			31,668,871	8.2

		Materials: 2.9%
53,577		Eastman Chemical Co.	3,750,926	1.0
72,391		EI Du Pont de Nemours & Co.	3,800,527	1.0
86,299		Nucor Corp.	3,738,473	0.9
			11,289,926	2.9

		Telecommunication Services: 2.3%
144,551		CenturyTel, Inc.	5,109,878	1.3
74,931		Verizon Communications, Inc.	3,772,027	1.0
			8,881,905	2.3

		Utilities: 5.9%
234,650		CenterPoint Energy, Inc.	5,511,929	1.4
76,604		DTE Energy Co.	5,133,234	1.3
55,263		Entergy Corp.	3,850,726	1.0
199,056		Great Plains Energy, Inc.	4,486,722	1.2
48,400		Sempra Energy	3,957,184	1.0
			22,939,795	5.9

	Total Common Stock (Cost $318,452,101)		370,026,286	95.6

See Accompanying Notes to Financial Statements

30

ING Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

EXCHANGE-TRADED FUNDS: 1.3%
60,300	iShares Russell 1000 Value Index Fund	5,052,537	1.3

	Total Exchange-Traded Funds (Cost $4,929,948)	5,052,537	1.3

	Total Long-Term Investments (Cost $323,382,049)	375,078,823	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
		Securities Lending Collateralcc(1): 0.9%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	1,000,000	0.3
279,911	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $279,914, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $285,509, due 07/05/13-08/15/21)	279,911	0.1
1,000,000	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $1,020,000, due 06/01/18-04/01/43)	1,000,000	0.2

1,000,000	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 12/04/13-08/27/32)	1,000,000	0.3
		3,279,911	0.9

Shares		Value	Percentage of Net Assets
		Mutual Funds: 2.7%
10,540,088	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,540,088)	10,540,088	2.7

	Total Short-Term Investments (Cost $13,819,999)	13,819,999	3.6

	Total Investments in Securities (Cost $337,202,048)	$388,898,822	100.5
	Liabilities in Excess of Other Assets	(1,977,209)	(0.5)

	Net Assets	$386,921,613	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $338,195,141.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,814,248
Gross Unrealized Depreciation	(3,110,567)

Net Unrealized Appreciation	$50,703,681

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

31

ING Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$370,026,286	$–	$–	$370,026,286
Exchange-Traded Funds	5,052,537	–	–	5,052,537
Short-Term Investments	10,540,088	3,279,911	–	13,819,999

Total Investments, at fair value	$385,618,911	$3,279,911	$–	$388,898,822

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

32

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 41.5%
		Consumer Discretionary: 1.4%
386,000	L	Amazon.com, Inc., 0.650%, 11/27/15	384,962	0.1
171,000		COX Communications, Inc., 5.450%, 12/15/14	182,508	0.1
150,000		COX Communications, Inc., 5.500%, 10/01/15	164,824	0.1
584,000		McDonald’s Corp., 0.750%, 05/29/15	585,510	0.2
700,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	735,762	0.3
286,000		Time Warner Cable, Inc., 7.500%, 04/01/14	300,002	0.1
320,000		Wal-Mart Stores, Inc., 0.600%, 04/11/16	318,033	0.1
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,074,003	0.4
			3,745,604	1.4

		Consumer Staples: 4.0%
525,000		Altria Group, Inc., 4.125%, 09/11/15	559,680	0.2
336,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	336,045	0.1
195,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	207,036	0.1
556,000		Campbell Soup Co., 0.574%, 08/01/14	556,345	0.2
889,000		Coca-Cola Co., 0.750%, 03/13/15	892,394	0.3
525,000		Coca-Cola Co., 1.800%, 09/01/16	535,978	0.2
342,000		Colgate-Palmolive Co., 1.250%, 05/01/14	344,362	0.1
738,000		ConAgra Foods, Inc., 1.300%, 01/25/16	739,582	0.3
645,000		Diageo Capital PLC, 0.625%, 04/29/16	639,271	0.2
525,000		Kellogg Co., 1.125%, 05/15/15	527,440	0.2
583,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	589,426	0.2
241,000		Lorillard Tobacco Co., 3.500%, 08/04/16	252,098	0.1
305,000		PepsiCo, Inc., 0.700%, 02/26/16	302,816	0.1
925,000		PepsiCo, Inc., 0.700%, 08/13/15	925,129	0.4
245,000		PepsiCo, Inc., 1.250%, 08/13/17	239,912	0.1
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	778,434	0.3
647,000		Procter & Gamble Co., 0.700%, 08/15/14	648,992	0.3
203,000		Procter & Gamble Co., 1.450%, 08/15/16	205,641	0.1
525,000		Reynolds American, Inc., 1.050%, 10/30/15	525,079	0.2
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	360,269	0.1

455,000		Wal-Mart Stores, Inc., 1.625%, 04/15/14	459,521	0.2
			10,625,450	4.0

		Energy: 2.8%
420,000		BP Capital Markets PLC, 0.700%, 11/06/15	418,607	0.2
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	409,875	0.1
700,000		Cameron International Corp., 1.600%, 04/30/15	705,121	0.3
279,000		Chevron Corp., 0.889%, 06/24/16	279,526	0.1
549,000		ConocoPhillips, 4.600%, 01/15/15	582,263	0.2
325,000		Enterprise Products Operating L.P., 5.600%, 10/15/14	344,126	0.1
367,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	368,349	0.1
700,000		Marathon Oil Corp., 0.900%, 11/01/15	696,417	0.3
462,000		Petrobras Global Finance BV, 2.000%, 05/20/16	453,495	0.2
287,000		Petrobras International Finance Co. - Pifco, 2.875%, 02/06/15	290,280	0.1
833,000		Phillips 66, 1.950%, 03/05/15	846,180	0.3
969,000		Shell International Finance BV, 3.100%, 06/28/15	1,015,903	0.4
515,000		Total Capital International SA, 0.750%, 01/25/16	511,175	0.2
626,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	619,229	0.2
			7,540,546	2.8

		Financials: 18.8%
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	296,078	0.1
612,000		Aegon NV, 2.055%, 07/29/49	434,520	0.2
524,000		Allstate Corp., 6.200%, 05/16/14	549,435	0.2
469,000		American Express Credit Corp., 1.750%, 06/12/15	475,535	0.2
400,000	#	American Honda Finance Corp., 1.850%, 09/19/14	405,423	0.1
870,000		American International Group, Inc., 5.600%, 10/18/16	970,147	0.4
550,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	546,832	0.2
1,250,000		Bank of America Corp., 1.250%, 01/11/16	1,233,284	0.5
977,000		Bank of America Corp., 1.500%, 10/09/15	975,188	0.4
840,000		Bank of America Corp., 3.750%, 07/12/16	881,052	0.3
875,000		Bank of Montreal, 0.800%, 11/06/15	874,324	0.3

See Accompanying Notes to Financial Statements

33

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,060,000		Bank of New York Mellon Corp., 1.200%, 02/20/15	1,068,906	0.4
875,000		Bank of Nova Scotia, 0.750%, 10/09/15	871,585	0.3
900,000		Barclays Bank PLC, 5.000%, 09/22/16	994,890	0.4
830,000		BB&T Corp., 1.600%, 08/15/17	812,230	0.3
490,000		BB&T Corp., 5.200%, 12/23/15	535,423	0.2
525,000		BBVA, 4.664%, 10/09/15	541,033	0.2
966,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1,004,992	0.4
525,000		BlackRock, Inc., 1.375%, 06/01/15	532,184	0.2
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	479,161	0.2
311,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	311,322	0.1
437,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	436,258	0.2
500,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	495,641	0.2
525,000		Caterpillar Financial Services Corp., 1.100%, 05/29/15	528,038	0.2
630,000		Charles Schwab Corp., 0.850%, 12/04/15	628,355	0.2
500,000		Citigroup, Inc., 1.250%, 01/15/16	494,263	0.2
855,000		Citigroup, Inc., 1.300%, 04/01/16	845,303	0.3
695,000		Citigroup, Inc., 2.650%, 03/02/15	708,732	0.3
500,000		Citigroup, Inc., 5.500%, 02/15/17	547,085	0.2
437,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.850%, 01/10/14	440,197	0.2
253,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	259,027	0.1
1,151,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,201,142	0.4
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	795,173	0.3
980,000		Fifth Third Bancorp., 3.625%, 01/25/16	1,035,051	0.4
200,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	196,844	0.1
305,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	309,373	0.1
945,000		General Electric Capital Corp., 1.000%, 12/11/15	944,016	0.3
700,000		General Electric Capital Corp., 3.750%, 11/14/14	727,626	0.3

280,000		General Electric Capital Corp., 4.750%, 09/15/14	293,444	0.1
980,000		General Electric Capital Corp., 4.875%, 03/04/15	1,043,490	0.4
820,000		Goldman Sachs Group, Inc./The, 1.600%, 11/23/15	822,234	0.3
1,168,000		Goldman Sachs Group, Inc., 0.777%, 01/12/15	1,165,671	0.4
554,000		Hartford Financial Services Group, Inc., 4.750%, 03/01/14	567,482	0.2
350,000		HCP, Inc., 3.750%, 02/01/16	368,702	0.1
260,000		Health Care REIT, Inc., 3.625%, 03/15/16	272,764	0.1
770,000		HSBC USA, Inc., 2.375%, 02/13/15	787,083	0.3
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	418,814	0.2
385,000	#	International Lease Finance Corp., 6.500%, 09/01/14	402,325	0.1
361,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	355,124	0.1
300,000		John Deere Capital Corp., 0.750%, 01/22/16	298,380	0.1
1,225,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,273,003	0.5
1,260,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,309,062	0.5
630,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	638,191	0.2
375,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	381,025	0.1
215,000		Morgan Stanley, 1.750%, 02/25/16	213,101	0.1
550,000		Morgan Stanley, 2.125%, 04/25/18	526,764	0.2
785,000		Morgan Stanley, 2.875%, 01/24/14	793,239	0.3
180,000		Morgan Stanley, 6.000%, 04/28/15	193,053	0.1
665,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	674,311	0.2
220,000	#	New York Life Global Funding, 1.300%, 01/12/15	222,256	0.1
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	494,763	0.2
165,000	#	Nordea Bank AB, 3.700%, 11/13/14	171,132	0.1
600,000		PNC Funding Corp., 5.625%, 02/01/17	666,037	0.2
672,000	#	Principal Life Global Funding II, 0.895%, 07/09/14	675,408	0.2
1,050,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,094,209	0.4
218,000		Regions Financial Corp., 5.750%, 06/15/15	235,277	0.1
158,000		Regions Financial Corp., 7.750%, 11/10/14	170,787	0.1
980,000		Royal Bank of Canada, 0.850%, 03/08/16	975,411	0.4

See Accompanying Notes to Financial Statements

34

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

735,000		Royal Bank of Canada, 1.500%, 01/16/18	718,637	0.3
525,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	534,014	0.2
848,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	869,833	0.3
280,000		SLM Corp., 3.875%, 09/10/15	283,479	0.1
595,000		SouthTrust Corp., 5.800%, 06/15/14	623,790	0.2
805,000		State Street Corp., 2.875%, 03/07/16	840,971	0.3
770,000		SunTrust Bank/Atlanta GA, 0.574%, 04/01/15	764,347	0.3
353,000		UBS AG/Stamford CT, 2.250%, 01/28/14	356,435	0.1
490,000		UBS AG, 5.875%, 07/15/16	539,756	0.2
261,000		US Bancorp, 2.200%, 11/15/16	267,886	0.1
507,000		Wachovia Bank NA, 4.800%, 11/01/14	533,773	0.2
686,000		Wells Fargo & Co., 2.100%, 05/08/17	688,876	0.3
629,000		Westpac Banking Corp., 1.125%, 09/25/15	631,928	0.2
			50,541,935	18.8

		Health Care: 4.6%
700,000	#	AbbVie, Inc., 1.200%, 11/06/15	701,073	0.3
353,000		Amgen, Inc., 1.875%, 11/15/14	358,421	0.1
457,000		Baxter International, Inc., 0.950%, 06/01/16	455,111	0.2
875,000		Covidien International Finance SA, 1.350%, 05/29/15	882,864	0.3
875,000		Genentech, Inc., 4.750%, 07/15/15	944,322	0.3
782,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	782,094	0.3
525,000		Johnson & Johnson, 1.200%, 05/15/14	529,071	0.2
965,000		McKesson Corp., 0.950%, 12/04/15	962,853	0.4
700,000		Medtronic, Inc., 3.000%, 03/15/15	726,390	0.3
680,000		Merck & Co., Inc., 0.700%, 05/18/16	675,675	0.2
584,000	#	Mylan, Inc., 6.000%, 11/15/18	640,207	0.2
808,000		Novartis Capital Corp., 2.900%, 04/24/15	842,514	0.3
915,000		Pfizer, Inc., 5.350%, 03/15/15	985,577	0.4
635,000		Sanofi, 1.250%, 04/10/18	615,524	0.2
875,000		St. Jude Medical, Inc., 2.500%, 01/15/16	899,432	0.3
700,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	701,212	0.3
443,000		WellPoint, Inc., 5.250%, 01/15/16	484,552	0.2

314,000	#	Zoetis, Inc., 1.150%, 02/01/16	313,089	0.1
			12,499,981	4.6

		Industrials: 0.7%
542,000		CSX Corp., 6.250%, 04/01/15	592,333	0.2
560,000		General Electric Co., 0.850%, 10/09/15	559,706	0.2
184,000		United Parcel Service, Inc., 1.125%, 10/01/17	180,159	0.1
399,000		United Parcel Service, Inc., 3.875%, 04/01/14	409,133	0.2
			1,741,331	0.7

		Information Technology: 3.3%
875,000		Apple, Inc., 0.450%, 05/03/16	866,080	0.3
295,000		Computer Sciences Corp., 2.500%, 09/15/15	300,885	0.1
700,000		Dell, Inc., 2.100%, 04/01/14	702,867	0.3
1,547,000		International Business Machines Corp., 0.550%, 02/06/15	1,546,185	0.6
130,000		International Business Machines Corp., 1.950%, 07/22/16	133,329	0.0
700,000		Intel Corp., 1.350%, 12/15/17	685,525	0.3
809,000		Microsoft Corp., 2.950%, 06/01/14	828,690	0.3
525,000		NetApp, Inc., 2.000%, 12/15/17	511,711	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	680,325	0.2
799,000		Oracle Corp., 3.750%, 07/08/14	825,385	0.3
525,000		Symantec Corp., 2.750%, 09/15/15	541,530	0.2
556,000		Texas Instruments, Inc., 0.450%, 08/03/15	553,550	0.2
700,000		Xerox Corp., 4.250%, 02/15/15	731,504	0.3
			8,907,566	3.3

		Materials: 1.3%
637,000		Barrick Gold Corp., 1.750%, 05/30/14	637,761	0.2
311,000		BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	322,779	0.1
289,000		Ecolab, Inc., 1.000%, 08/09/15	288,800	0.1
469,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	466,968	0.2
425,000	#	Glencore Funding LLC, 1.700%, 05/27/16	412,355	0.1
456,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	453,511	0.2
225,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	229,112	0.1
770,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	770,570	0.3
			3,581,856	1.3

See Accompanying Notes to Financial Statements

35

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

		Telecommunication Services: 2.1%
1,225,000		AT&T, Inc., 0.800%, 12/01/15	1,219,952	0.5
350,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	359,372	0.1
790,000		Cisco Systems, Inc., 5.500%, 02/22/16	882,706	0.3
599,000		Juniper Networks, Inc., 3.100%, 03/15/16	620,794	0.2
260,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	268,753	0.1
1,800,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,882,481	0.7
371,000		Vodafone Group PLC, 0.900%, 02/19/16	365,052	0.2
			5,599,110	2.1

		Utilities: 2.5%
475,000		Commonwealth Edison Co., 1.625%, 01/15/14	477,761	0.2
525,000		Dominion Resources, Inc./VA, 1.400%, 09/15/17	514,531	0.2
233,000		Entergy Louisiana, LLC, 1.875%, 12/15/14	236,152	0.1
890,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	894,821	0.3
1,025,000		Georgia Power Co., 0.625%, 11/15/15	1,016,666	0.4
379,000		Georgia Power Co., 0.750%, 08/10/15	378,421	0.2
315,000		Georgia Power Co., 3.000%, 04/15/16	329,812	0.1
753,000		Progress Energy, Inc., 5.625%, 01/15/16	832,810	0.3
588,000		PSEG Power, LLC, 2.750%, 09/15/16	606,684	0.2
617,000		Sempra Energy, 2.000%, 03/15/14	622,363	0.2
550,000		Southern California Edison Co., 5.750%, 03/15/14	569,347	0.2
320,000		Xcel Energy, Inc., 0.750%, 05/09/16	315,315	0.1
			6,794,683	2.5

	Total Corporate Bonds/Notes (Cost $111,543,129)		111,578,062	41.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
639,465	#	BAMLL-DB Trust, 2.343%, 04/13/29	645,602	0.2
1,043,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,068,274	0.4
500,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 5.957%, 06/11/50	518,990	0.2
526,316		CD 2007-CD4 Commercial Mortgage Trust, 5.205%, 12/11/49	530,357	0.2

800,000	#	Commercial Mortgage Pass Through Certificates, 1.243%, 06/08/30	795,344	0.3
105,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	115,696	0.0
133,000	#	Del Coronado Trust, 0.993%, 03/15/26	132,835	0.1
595,981		GE Capital Commercial Mortgage Corp., 5.471%, 11/10/45	595,137	0.2
580,432		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	598,120	0.2
28,932		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	29,151	0.0
240,000	#	GS Mortgage Securities Corp. Trust 2013-NYC5, 2.318%, 01/10/30	239,412	0.1
280,000	#	GS MTG, 1.045%, 11/08/29	278,947	0.1
423,318	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	429,160	0.2
713,085		JP Morgan Chase Commercial Mortgage Securities Corp., 5.298%, 05/15/47	721,911	0.3
280,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	287,967	0.1
295,521		JP Morgan Chase Commercial Mortgage Securities Corp., 5.988%, 06/15/49	303,146	0.1
25,486		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	25,518	0.0
275,000		JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CIBC13, 5.472%, 01/12/43	280,870	0.1
699,715		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	733,364	0.3
1,092,000		LB-UBS Commercial Mortgage Trust, 5.347%, 11/15/38	1,212,196	0.5
360,577		ML-CFC Commercial Mortgage Trust 2007-9, 5.644%, 09/12/49	372,970	0.1
210,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	200,098	0.1
630,000		Morgan Stanley Capital I Trust 2006-TOP21, 5.185%, 10/12/52	637,580	0.2
91,000		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	101,713	0.0
84,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.816%, 06/11/42	95,458	0.0

See Accompanying Notes to Financial Statements

36

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

619,000		Morgan Stanley Capital I, 4.989%, 08/13/42	658,157	0.3
437,061		Morgan Stanley Capital I, 5.355%, 11/14/42	437,025	0.2
552,881		Morgan Stanley Capital I, 5.649%, 12/15/44	568,413	0.2
704,970		Morgan Stanley Capital I, 5.763%, 04/12/49	707,794	0.3
149,668	#	Motel 6 Trust, 1.500%, 10/05/25	147,632	0.1
637,000	#	Motel 6 Trust, 1.948%, 10/05/25	628,696	0.2
1,683,381		NCUA Guaranteed Notes, 1.600%, 10/29/20	1,707,626	0.6
318,385	#	NorthStar 2012-1 Mortgage Trust, 1.393%, 08/25/29	317,752	0.1
66,684		Wachovia Bank Commercial Mortgage Trust, 5.230%, 07/15/41	66,600	0.0

	Total Collateralized Mortgage Obligations (Cost $16,246,041)		16,189,511	6.0

ASSET-BACKED SECURITIES: 11.3%
		Automobile Asset-Backed Securities: 2.5%
1,065,000		Ally Auto Receivables Trust 2013-SN1, 0.720%, 05/20/16	1,064,982	0.4
273,000		Capital Auto Receivables Asset Trust 2013-1, 0.790%, 06/20/17	271,875	0.1
57,000		Capital Auto Receivables Asset Trust 2013-1, 1.240%, 10/20/17	56,990	0.0
1,302,000		CarMax Auto Owner Trust, 1.250%, 06/15/17	1,312,680	0.5
339,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	338,712	0.1
90,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	88,705	0.0
756,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	753,385	0.3
309,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	306,804	0.1
901,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	886,694	0.3
750,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	750,617	0.3
227,000		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	227,373	0.1
810,000		World Omni Auto Receivables Trust 2013-A, 0.870%, 07/15/19	796,218	0.3
			6,855,035	2.5

		Credit Card Asset-Backed Securities: 2.4%
1,283,000		BA Credit Card Trust, 4.943%, 03/15/16	1,299,209	0.5
1,078,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	1,191,309	0.4
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,390,195	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,577,808	0.6
975,000		Dryrock Issuance Trust, 0.640%, 08/15/18	967,081	0.4
			6,425,602	2.4

		Other Asset-Backed Securities: 6.4%
500,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	499,794	0.2
500,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	484,970	0.2
500,000	#	Apidos CDO II, 1.076%, 12/21/18	473,767	0.2
425,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	426,053	0.2
510,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	492,310	0.2
65,338	#	Atrium CDO Corp., 0.603%, 10/27/16	65,024	0.0
750,000		Atrium CDO Corp., 0.853%, 10/27/16	741,091	0.3
500,000	#	Babson CLO, Inc. 2005-III, 0.675%, 11/10/19	476,190	0.2
1,380,201	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	1,373,300	0.5
500,000	#	Black Diamond CLO Ltd., 0.622%, 06/20/17	494,563	0.2
372,870	#	Castle Garden Funding, 0.535%, 10/27/20	368,890	0.1
500,000	#	Castle Garden Funding, 1.025%, 10/27/20	491,538	0.2
575,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	546,483	0.2
550,000	#	Clydesdale CLO 2005 Ltd, 0.727%, 12/06/17	538,312	0.2
1,374,000		CNH Equipment Trust, 0.650%, 04/16/18	1,367,813	0.5
400,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	398,766	0.1
452,106	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	449,197	0.2
575,000	#	Emporia Preferred Funding, 0.777%, 10/18/18	545,210	0.2
550,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.175%, 05/15/17	535,268	0.2
400,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 2.276%, 10/28/19	384,724	0.1
350,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	327,302	0.1
340,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	323,727	0.1

See Accompanying Notes to Financial Statements

37

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

500,000	#	Gulf Stream - Sextant CLO Ltd., 0.614%, 08/21/20	491,071	0.2
433,212	#	Gulf Stream Compass CLO Ltd., 0.695%, 05/15/17	432,317	0.2
825,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	812,621	0.3
675,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	652,016	0.2
245,630	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	241,330	0.1
500,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	499,903	0.2
350,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	349,949	0.1
500,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	486,285	0.2
350,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	336,302	0.1
200,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	199,983	0.1
925,000	#	Wind River CLO I Ltd., 5.701%, 12/19/16	927,683	0.3
			17,233,752	6.4

	Total Asset-Backed Securities (Cost $30,577,304)		30,514,389	11.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.3%
		Federal Home Loan Bank: 0.1%
150,000		1.150%, due 02/22/18	147,253	0.1

		Federal National Mortgage Association: 5.2%##
13,300,000		0.750%, due 12/19/14	13,385,639	5.0
3,414		2.332%, due 12/01/17	3,456	0.0
17,863		6.000%, due 07/01/16	18,686	0.0
24,142		6.000%, due 03/01/17	25,737	0.0
24,790		6.000%, due 05/01/17	26,181	0.0
13,590		6.000%, due 09/01/17	13,857	0.0
246,410		6.500%, due 10/01/22	273,172	0.1
186,572		6.500%, due 02/01/29	217,249	0.1
36,546		6.500%, due 10/01/32	42,074	0.0
17,916		7.000%, due 10/01/32	20,908	0.0
14,055		7.500%, due 08/01/27	14,690	0.0
3,203		1.972%, due 07/01/24	3,376	0.0
117		2.000%, due 01/01/17	120	0.0
			14,045,145	5.2

		Government National Mortgage Association: 0.0%
8,019		9.000%, due 12/15/26	9,465	0.0
1,322		9.500%, due 03/15/20	1,333	0.0
			10,798	0.0

	Total U.S. Government Agency Obligations (Cost $14,150,613)		14,203,196	5.3

U.S. TREASURY OBLIGATIONS: 33.8%
		U.S. Treasury Notes: 33.8%
10,492,000	L	0.250%, due 05/31/15	10,472,946	3.9
55,680,000		0.375%, due 06/30/15	55,695,201	20.7

6,845,000		0.500%, due 06/15/16	6,815,320	2.5
6,693,000		1.375%, due 06/30/18	6,686,990	2.5
4,440,000		1.375%, due 05/31/20	4,282,344	1.6
7,044,000		1.875%, due 06/30/20	7,014,007	2.6

	Total U.S. Treasury Obligations (Cost $91,021,290)		90,966,808	33.8

	Total Long-Term Investments (Cost $263,538,377)		263,451,966	97.9

SHORT-TERM INVESTMENTS: 2.5%
		U.S. Treasury Bills: 1.4%
3,772,000	Z	United States Treasury Bill, 0.060%, 12/12/13 (Cost $3,769,690)	3,770,906	1.4

		Securities Lending Collateralcc(1): 1.1%
43,463		Barclays Bank PLC, Repurchase Agreement dated 06/28/13, 0.10%, due 07/01/13 (Repurchase Amount $43,463, collateralized by various U.S. Government Securities, 0.000%-0.875%, Market Value plus accrued interest $44,332, due 07/31/13-08/15/26)	43,463	0.0
1,000,000		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	1,000,000	0.3
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17-03/01/48)	1,000,000	0.4

See Accompanying Notes to Financial Statements

38

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,000,000	Royal Bank of Canada, Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $1,020,000, due 01/01/42-12/01/42)	1,000,000	0.4
		3,043,463	1.1

	Total Short-Term Investments (Cost $6,813,153)	6,814,369	2.5

	Total Investments in Securities (Cost $270,351,530)	$270,266,335	100.4
	Liabilities in Excess of Other Assets	(1,049,601)	(0.4)

	Net Assets	$269,216,734	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $270,546,618.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,061,471
Gross Unrealized Depreciation	(1,341,754)

Net Unrealized Depreciation	$(280,283)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$111,578,062	$–	$111,578,062
Collateralized Mortgage Obligations	–	15,394,167	795,344	16,189,511
Short-Term Investments	–	6,814,369	–	6,814,369

See Accompanying Notes to Financial Statements

39

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

U.S. Treasury Obligations	–	90,966,808	–	90,966,808
Asset-Backed Securities	–	30,514,389	–	30,514,389
U.S. Government Agency Obligations	–	14,203,196	–	14,203,196

Total Investments, at fair value	$–	$269,470,991	$795,344	$270,266,335

Other Financial Instruments+
Futures	644,527	–	–	644,527

Total Assets	$644,527	$269,470,991	$795,344	$270,910,862

Liabilities Table
Other Financial Instruments+
Futures	$(49,744)	$–	$–	$(49,744)

Total Liabilities	$(49,744)	$–	$–	$(49,744)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
U.S. Treasury 2-Year Note	263	09/30/13	$57,860,000	$(49,744)

			$57,860,000	$(49,744)

Short Contracts
U.S. Treasury 10-Year Note	(56)	09/19/13	(7,087,500)	165,441
U.S. Treasury 5-Year Note	(311)	09/30/13	(37,645,580)	473,182
U.S. Treasury Ultra Long Bond	(1)	09/19/13	(147,312)	5,904

			$(44,880,392)	$644,527

See Accompanying Notes to Financial Statements

40

ING Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 10.5%
269,200	@	Carmax, Inc.	12,426,272	2.7
69,950		Carnival Corp.	2,398,586	0.5
70,190		Comcast Corp. – Class A	2,939,557	0.6
22,260	@	Delphi Automotive PLC	1,128,359	0.3
32,940		Dick’s Sporting Goods, Inc.	1,648,976	0.4
36,970	@	DIRECTV	2,278,091	0.5
23,940	@	Discovery Communications, Inc. - Class A	1,848,407	0.4
63,625	@	General Motors Co.	2,119,349	0.5
244,730		Lowe’s Cos., Inc.	10,009,457	2.2
22,330		McDonald’s Corp.	2,210,670	0.5
22,345		Nike, Inc.	1,422,930	0.3
18,540		Tiffany & Co.	1,350,454	0.3
13,620	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,364,179	0.3
48,380		Viacom - Class B	3,292,259	0.7
10,720		Wynn Resorts Ltd.	1,372,160	0.3
			47,809,706	10.5

		Consumer Staples: 13.8%
239,100		Altria Group, Inc.	8,366,109	1.8
52,400		Brown-Forman Corp.	3,539,620	0.8
208,900		Coca-Cola Co.	8,378,979	1.8
47,580		CVS Caremark Corp.	2,720,625	0.6
18,500		Diageo PLC ADR	2,126,575	0.5
89,700		Energizer Holdings, Inc.	9,015,747	2.0
39,100		Hershey Co.	3,490,848	0.8
18,800		Mondelez International, Inc.	536,364	0.1
48,105		PepsiCo, Inc.	3,934,508	0.9
103,000		Philip Morris International, Inc.	8,921,860	2.0
47,880		Procter & Gamble Co.	3,686,281	0.8
33,300		Walgreen Co.	1,471,860	0.3
88,200		Wal-Mart Stores, Inc.	6,570,018	1.4
			62,759,394	13.8

		Energy: 8.6%
15,370		Anadarko Petroleum Corp.	1,320,744	0.3
21,590		Apache Corp.	1,809,890	0.4
121,820		Chevron Corp.	14,416,179	3.2
153,650		ConocoPhillips	9,295,825	2.0
39,310		ExxonMobil Corp.	3,551,659	0.8
64,920		Halliburton Co.	2,708,462	0.6
41,306	@	Kinder Morgan Management, LLC	3,452,769	0.8
26,180		Noble Energy, Inc.	1,571,847	0.3
14,420		Tidewater, Inc.	821,507	0.2
			38,948,882	8.6

		Financials: 21.9%
50,060	@	Aon PLC	3,221,361	0.7
272,785		Bank of America Corp.	3,508,015	0.8
156,130	@	Berkshire Hathaway, Inc.	17,474,070	3.8
47,920		Blackrock, Inc.	12,308,252	2.7

91,760		Citigroup, Inc.	4,401,727	1.0
249,500		Eaton Vance Corp.	9,378,705	2.1
63,420	@	Invesco Ltd.	2,016,756	0.4
91,805		JPMorgan Chase & Co.	4,846,386	1.1
4,830		Mastercard, Inc.	2,774,835	0.6
59,965		Morgan Stanley	1,464,945	0.3
32,440		State Street Corp.	2,115,412	0.5
59,400		Visa, Inc.	10,855,350	2.4
351,830		Wells Fargo & Co.	14,520,024	3.2
17,800	@	White Mountains Insurance Group Ltd.	10,233,932	2.3
			99,119,770	21.9

		Health Care: 9.3%
61,610		Abbott Laboratories	2,148,957	0.5
43,490	@	Ariad Pharmaceuticals, Inc.	760,640	0.2
25,730		Baxter International, Inc.	1,782,317	0.4
241,600		Bristol-Myers Squibb Co.	10,797,104	2.4
72,130		Cardinal Health, Inc.	3,404,536	0.7
15,060	@	Celgene Corp.	1,760,665	0.4
32,180		Cigna Corp.	2,332,728	0.5
28,650	@	Covidien PLC	1,800,366	0.4
33,960	@	Express Scripts Holding Co.	2,094,992	0.5
65,610		Johnson & Johnson	5,633,275	1.2
307,160		Pfizer, Inc.	8,603,552	1.9
17,350	@	Salix Pharmaceuticals Ltd.	1,147,702	0.2
			42,266,834	9.3

		Industrials: 7.3%
9,230		Caterpillar, Inc.	761,383	0.2
37,505	@	Eaton Corp. PLC	2,468,204	0.5
62,360		FedEx Corp.	6,147,449	1.4
115,800		General Dynamics Corp.	9,070,614	2.0
138,020		General Electric Co.	3,200,684	0.7
35,220		Honeywell International, Inc.	2,794,355	0.6
22,130	@	MRC Global, Inc.	611,230	0.1
75,200	@	Nielsen Holdings NV	2,525,968	0.6
50,840	@	Tyco International Ltd.	1,675,178	0.4
9,770		Union Pacific Corp.	1,507,315	0.3
25,955		United Technologies Corp.	2,412,258	0.5
			33,174,638	7.3

		Information Technology: 16.7%
104,580		Activision Blizzard, Inc.	1,491,311	0.3
12,040		Apple, Inc.	4,768,803	1.1
5,965	@	Baidu.com ADR	563,871	0.1
318,700		Cisco Systems, Inc.	7,747,597	1.7
23,455	@	Citrix Systems, Inc.	1,415,040	0.3
540,600		Corning, Inc.	7,692,738	1.7
15,810	@	eBay, Inc.	817,693	0.2
114,975	@	Electronic Arts, Inc.	2,640,976	0.6
460,410		EMC Corp.	10,874,884	2.4
33,095	@	Facebook, Inc.	822,742	0.2
6,610	@	Google, Inc. - Class A	5,819,246	1.3
77,635		Hewlett-Packard Co.	1,925,348	0.4
42,350		International Business Machines Corp.	8,093,508	1.8
278,700		Intel Corp.	6,750,114	1.5

See Accompanying Notes to Financial Statements

41

ING Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

44,865	Intuit, Inc.	2,738,111	0.6
232,420	Microsoft Corp.	8,025,463	1.8
37,100	Qualcomm, Inc.	2,266,068	0.5
49,410	@ Skyworks Solutions, Inc.	1,081,585	0.2
		75,535,098	16.7

	Materials: 6.7%
158,800	Albemarle Corp.	9,891,652	2.2
19,945	Celanese Corp.	893,536	0.2
35,600	Dow Chemical Co.	1,145,252	0.2
174,660	MeadWestvaco Corp.	5,957,653	1.3
47,590	NewMarket Corp.	12,495,230	2.8
		30,383,323	6.7

		Telecommunication Services: 2.4%
63,955	AT&T, Inc.	2,264,007	0.5
138,800	Verizon Communications, Inc.	6,987,192	1.5
54,270	Vodafone Group PLC ADR	1,559,720	0.4
		10,810,919	2.4

	Utilities: 1.7%
98,100	Dominion Resources, Inc.	5,574,042	1.2
34,680	Duke Energy Corp.	2,340,900	0.5
		7,914,942	1.7

	Total Common Stock (Cost $451,102,021)	448,723,506	98.9

SHORT-TERM INVESTMENTS: 2.7%
		Mutual Funds: 2.7%
12,099,358	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $12,099,358)	12,099,358	2.7

	Total Short-Term Investments (Cost $12,099,358)	12,099,358	2.7

	Total Investments in Securities (Cost $463,201,379)	$460,822,864	101.6
	Liabilities in Excess of Other Assets	(7,406,276)	(1 .6)

	Net Assets	$453,416,588	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $463,352,278.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,850,517
Gross Unrealized Depreciation	(10,379,931)

Net Unrealized Depreciation	$(2,529,414)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

42

ING Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$448,723,506	$–	$–	$448,723,506
Short-Term Investments	12,099,358	–	–	12,099,358

Total Investments, at fair value	$460,822,864	$–	$–	$460,822,864

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

43

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.8%
		Consumer Discretionary: 20.2%
1,000,000		Affinion Group, Inc., 7.875%, 12/15/18	760,000	0.1
2,250,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	2,250,000	0.3
2,000,000		AMC Networks, Inc., 4.750%, 12/15/22	1,940,000	0.2
600,000		AMC Networks, Inc., 7.750%, 07/15/21	658,500	0.1
3,000,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	3,135,000	0.4
GBP 500,000		Arqiva Broadcast Finance Plc, 9.500%, 03/31/20	787,096	0.1
386,509		Caesars Entertainment Operating Co., Inc., 5.440%, 01/28/18	342,399	0.0
750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	761,250	0.1
EUR 250,000		Carlson Wagonlit BV, 7.500%, 06/15/19	334,685	0.0
2,500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	2,356,250	0.3
1,000,000	#,L	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	990,000	0.1
2,000,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,910,000	0.2
1,000,000	#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	972,500	0.1
1,000,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,047,500	0.1
2,000,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.625%, 01/31/22	2,095,000	0.2
500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	531,875	0.1
900,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	987,750	0.1
1,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	1,278,125	0.1
350,000	#	Ceridian Corp., 8.875%, 07/15/19	390,687	0.0
750,000	L	Cinemark USA, Inc., 5.125%, 12/15/22	727,500	0.1

2,500,000		CityCenter Holdings, LLC / CityCenter Finance Corp., 7.625%, 01/15/16	2,650,000	0.3
2,250,000	#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,328,750	0.3
1,000,000	#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,030,000	0.1
3,500,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	3,640,000	0.4
EUR 2,500,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	3,391,642	0.4
1,500,000	#	Continental Rubber Of America Corp., 4.500%, 09/15/19	1,552,013	0.2
2,000,000		Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	2,130,000	0.2
1,300,000		CSC Holdings, LLC, 6.750%, 11/15/21	1,407,250	0.2
2,000,000		CSC Holdings, LLC, 7.625%, 07/15/18	2,265,000	0.3
1,000,000		CSC Holdings, LLC, 7.875%, 02/15/18	1,140,000	0.1
3,000,000		CSC Holdings, LLC, 8.625%, 02/15/19	3,480,000	0.4
250,000	#	CST Brands, Inc., 5.000%, 05/01/23	245,000	0.0
1,250,000		Delphi Corp., 5.000%, 02/15/23	1,290,625	0.1
2,000,000		DineEquity, Inc., 9.500%, 10/30/18	2,230,000	0.3
1,750,000		DISH DBS Corp., 5.000%, 03/15/23	1,693,125	0.2
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,020,000	0.1
1,500,000		DISH DBS Corp., 6.625%, 10/01/14	1,567,500	0.2
2,000,000		DISH DBS Corp., 6.750%, 06/01/21	2,135,000	0.2
2,000,000		DISH DBS Corp., 7.125%, 02/01/16	2,175,000	0.2
2,400,000		DISH DBS Corp., 7.875%, 09/01/19	2,700,000	0.3
2,000,000		Easton-Bell Sports, Inc., 9.750%, 12/01/16	2,145,020	0.2
1,500,000		Envision Healthcare Corp., 8.125%, 06/01/19	1,601,250	0.2
1,680,000		Entravision Communications Corp., 8.750%, 08/01/17	1,795,500	0.2
995,000		Getty Images, Inc. - TL B, 4.750%, 10/18/19	987,164	0.1
1,500,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,650,000	0.2
CAD 1,000,000	#	Great Canadian Gaming Corp., 6.625%, 07/25/22	986,498	0.1
1,000,000	#	Griffey Intermediate, Inc. / Griffey Finance Sub, LLC, 7.000%, 10/15/20	970,000	0.1

See Accompanying Notes to Financial Statements

44

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

250,000		Harrah’s Operating Co., Inc., 10.000%, 12/15/18	151,250	0.0
750,000	#,L	Hyva Global BV, 8.625%, 03/24/16	710,625	0.1
500,000	#	inVentiv Health, Inc., 11.000%, 08/15/18	420,000	0.0
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,110,000	0.1
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,462,500	0.2
250,000	#	Jaguar Land Rover PLC, 7.750%, 05/15/18	271,250	0.0
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,105,000	0.1
1,000,000		Jarden Corp., 7.500%, 01/15/20	1,075,000	0.1
500,000		Lamar Media Corp., 5.000%, 05/01/23	482,500	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	516,250	0.1
2,000,000		Lamar Media Corp., 7.875%, 04/15/18	2,140,000	0.2
500,000	#	Lear Corp., 4.750%, 01/15/23	477,500	0.1
422,000		Lear Corp., 7.875%, 03/15/18	452,595	0.1
1,000,000	L	Levi Strauss & Co., 7.625%, 05/15/20	1,085,000	0.1
325,000		Limited Brands, Inc., 7.000%, 05/01/20	362,375	0.0
750,000		Ltd. Brands, Inc., 5.625%, 02/15/22	765,000	0.1
850,000		Ltd. Brands, Inc., 6.625%, 04/01/21	927,562	0.1
2,000,000	#	McClatchy Co., 9.000%, 12/15/22	2,110,000	0.2
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,880,000	0.2
1,000,000		MGM Mirage, 7.500%, 06/01/16	1,095,000	0.1
3,000,000		MGM Resorts International, 6.625%, 12/15/21	3,097,500	0.3
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,075,000	0.2
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,135,000	0.1
2,000,000		MGM Resorts International, 10.000%, 11/01/16	2,355,000	0.3
2,500,000		MGM Mirage, 7.625%, 01/15/17	2,743,750	0.3
EUR 900,000	L	Nara Cable Funding Ltd., 8.875%, 12/01/18	1,227,124	0.1
3,000,000	#	Nara Cable Funding Ltd., 8.875%, 12/01/18	3,135,000	0.4
2,250,000	#	Nielsen Finance, LLC / Nielsen Finance Co., 4.500%, 10/01/20	2,171,250	0.2
3,000,000		Nielsen Finance, LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,240,000	0.4
2,500,000		Nielsen Holdings NV - TL SR, 02/21/14	2,491,667	0.3
200,000		Oshkosh Corp., 8.250%, 03/01/17	214,000	0.0

200,000		Oshkosh Corp., 8.500%, 03/01/20	217,250	0.0
2,500,000	#	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,706,250	0.3
1,000,000	#,&,L	Petco Holdings, Inc., 8.500%, 10/15/17	1,025,000	0.1
1,500,000		Phillips-Van Heusen Corp., 7.375%, 05/15/20	1,635,000	0.2
2,000,000		PVH Corp., 4.500%, 12/15/22	1,930,000	0.2
1,879,000		Quebecor Media, Inc., 7.750%, 03/15/16	1,914,231	0.2
1,500,000	#	QVC, Inc., 7.375%, 10/15/20	1,636,870	0.2
1,500,000	#	QVC, Inc., 7.500%, 10/01/19	1,631,140	0.2
500,000		Regal Entertainment Group, 5.750%, 02/01/25	477,500	0.1
1,162,000		Regal Entertainment Group, 9.125%, 08/15/18	1,284,010	0.1
1,500,000		Roadhouse Financing, Inc., 10.750%, 10/15/17	1,398,750	0.2
250,000		Ryland Group, Inc., 5.375%, 10/01/22	241,875	0.0
750,000		Sally Holdings, LLC / Sally Capital, Inc., 5.750%, 06/01/22	765,000	0.1
650,000		Sally Holdings, LLC / Sally Capital, Inc., 6.875%, 11/15/19	700,375	0.1
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	955,000	0.1
EUR 1,000,000		Schaeffler Finance BV, 7.750%, 02/15/17	1,435,321	0.2
1,000,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	1,110,000	0.1
3,000,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,360,000	0.4
EUR 500,000	L	Schaeffler Finance BV, 8.750%, 02/15/19	719,288	0.1
750,000		Scientific Games Corp., 8.125%, 09/15/18	806,250	0.1
1,000,000		Scientific Games International, Inc., 6.250%, 09/01/20	1,010,000	0.1
675,000	#	Seneca Gaming Corp., 8.250%, 12/01/18	722,250	0.1
2,000,000		ServiceMaster Co/TN, 7.000%, 08/15/20	1,907,500	0.2
1,000,000		Sinclair Television Group, Inc., 5.375%, 04/01/21	965,000	0.1
1,000,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	1,005,000	0.1
1,250,000	#	Studio City Finance Ltd., 8.500%, 12/01/20	1,343,750	0.2
300,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	313,500	0.0
309,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	322,905	0.0

See Accompanying Notes to Financial Statements

45

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

633,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	667,815	0.1
2,000,000	#	Tempur Sealy International, Inc., 6.875%, 12/15/20	2,120,000	0.2
750,000		Tenneco, Inc., 7.750%, 08/15/18	806,250	0.1
2,067,000		Tomkins, LLC / Tomkins, Inc., 9.000%, 10/01/18	2,263,365	0.3
1,000,000	#	TRW Automotive, Inc., 4.500%, 03/01/21	1,002,500	0.1
3,530,000	#	TRW Automotive, Inc., 7.250%, 03/15/17	4,015,375	0.5
1,500,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	1,425,000	0.2
EUR 2,500,000		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 09/15/22	3,164,619	0.4
EUR 350,000		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	485,985	0.1
750,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	793,125	0.1
EUR 250,000		Unitymedia KabelBW GmbH, 9.500%, 03/15/21	362,833	0.0
1,500,000	#	Univision Communications, Inc., 6.750%, 09/15/22	1,582,500	0.2
2,000,000	#	Univision Communications, Inc., 6.875%, 05/15/19	2,110,000	0.2
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,893,750	0.5
1,000,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	1,105,000	0.1
350,000	#	Wolverine World Wide, Inc., 6.125%, 10/15/20	363,125	0.0
750,000		Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	761,250	0.1
2,000,000		Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,230,800	0.3
			180,639,459	20.2

		Consumer Staples: 6.5%
600,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	591,000	0.1
1,250,000	#	ARAMARK Corp., 5.750%, 03/15/20	1,284,375	0.1

1,406,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,500,905	0.2
1,000,000	#	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,008,750	0.1
2,000,000		Central Garden and Pet Co., 8.250%, 03/01/18	2,035,000	0.2
1,000,000		Constellation Brands, Inc., 4.250%, 05/01/23	946,250	0.1
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,145,000	0.1
3,000,000		Del Monte Corp., 7.625%, 02/15/19	3,097,500	0.3
3,250,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	3,115,937	0.3
500,000		HDTFS, Inc., 6.250%, 10/15/22	524,375	0.1
2,500,000		Hertz Corp., 6.750%, 04/15/19	2,656,250	0.3
2,500,000		Hertz Corp., 7.375%, 01/15/21	2,718,750	0.3
1,250,000	#	HJ Heinz Finance Co., 7.125%, 08/01/39	1,331,250	0.2
1,250,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	1,320,313	0.1
1,050,000	#	Live Nation Entertainment, Inc., 8.125%, 05/15/18	1,118,250	0.1
2,500,000		Michael Foods, Inc., 9.750%, 07/15/18	2,750,000	0.3
1,750,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,872,500	0.2
500,000	#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 05/01/21	478,750	0.1
750,000		Post Holdings, Inc., 7.375%, 02/15/22	806,250	0.1
750,000		Prestige Brands, Inc., 8.125%, 02/01/20	823,125	0.1
3,500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,535,000	0.4
500,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	526,250	0.1
2,500,000		Reynolds Group Issuer, Inc., 7.125%, 04/15/19	2,653,125	0.3
1,000,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,095,000	0.1
EUR 1,000,000		Reynolds Group Issuer, Inc., 8.000%, 12/15/16	1,299,039	0.1
2,500,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	2,587,500	0.3
2,000,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	2,075,000	0.2
3,750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	4,031,250	0.5
2,500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	2,768,750	0.3
1,500,000	#	Spectrum Brands Escrow Corp., 6.375%, 11/15/20	1,575,000	0.2
2,250,000		Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	2,475,000	0.3
1,500,000	#	Sun Products Corp./The, 7.750%, 03/15/21	1,496,250	0.2

See Accompanying Notes to Financial Statements

46

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,000,000		TreeHouse Foods, Inc., 7.750%, 03/01/18	1,061,250	0.1
			58,302,944	6.5

		Energy: 9.8%
1,000,000		Access Midstream Partners L.P., 4.875%, 05/15/23	932,500	0.1
2,000,000		Antero Resources Finance Corp., 6.000%, 12/01/20	1,980,000	0.2
1,000,000	L	Arch Coal, Inc., 7.250%, 06/15/21	830,000	0.1
1,000,000	L	Arch Coal, Inc., 7.000%, 06/15/19	837,500	0.1
300,000	#	Atlas Pipeline Escrow, LLC, 6.625%, 10/01/20	302,250	0.0
1,000,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 5.875%, 08/01/23	955,000	0.1
200,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 6.625%, 10/01/20	201,500	0.0
250,000		Atwood Oceanics, Inc., 6.500%, 02/01/20	260,625	0.0
1,125,000		Berry Petroleum Co., 6.750%, 11/01/20	1,170,000	0.1
350,000		Bristow Group, Inc., 6.250%, 10/15/22	360,062	0.0
1,000,000		Chesapeake Energy Corp., 5.750%, 03/15/23	1,015,000	0.1
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,120,000	0.1
2,125,000		Chesapeake Energy Corp., 9.500%, 02/15/15	2,358,750	0.3
100,000		Cie Generale de Geophysique-Veritas, 9.500%, 05/15/16	104,875	0.0
1,500,000		Comstock Resources, Inc., 8.375%, 10/15/17	1,567,500	0.2
2,100,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	2,231,250	0.2
1,750,000		Consol Energy, Inc., 8.250%, 04/01/20	1,841,875	0.2
2,000,000		Consol Energy, Inc., 8.000%, 04/01/17	2,115,000	0.2
1,500,000		Continental Resources, Inc., 7.125%, 04/01/21	1,657,500	0.2
275,000		Continental Resources, Inc., 7.375%, 10/01/20	306,625	0.0
50,000		Continental Resources, Inc., 8.250%, 10/01/19	55,000	0.0
2,500,000		Denbury Resources, Inc., 4.625%, 07/15/23	2,309,375	0.3
500,000		Denbury Resources, Inc., 8.250%, 02/15/20	542,500	0.1
150,000		El Paso Corp., 8.050%, 10/15/30	160,451	0.0
1,850,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	2,030,375	0.2
500,000		EP Energy, LLC, 6.875%, 05/01/19	537,500	0.1

5,000,000		EP Energy, LLC, 9.375%, 05/01/20	5,675,000	0.6
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	969,545	0.1
2,000,000		Forest Oil Corp., 7.250%, 06/15/19	1,890,000	0.2
500,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	517,500	0.1
750,000	#	Inergy Midstream L.P. / Finance Corp., 6.000%, 12/15/20	727,500	0.1
4,000,000		Kinder Morgan Finance Co., LLC, 5.700%, 01/05/16	4,303,848	0.5
2,050,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,162,750	0.2
1,500,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	1,380,000	0.1
750,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	742,500	0.1
600,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	636,000	0.1
1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,086,750	0.1
2,250,000		Newfield Exploration Co., 7.125%, 05/15/18	2,340,000	0.3
1,500,000		NFR Energy, LLC, 9.750%, 02/15/17	1,537,500	0.2
1,500,000	#,L	NGPL PipeCo, LLC, 7.119%, 12/15/17	1,462,500	0.2
1,000,000	#,L	NGPL PipeCo, LLC, 9.625%, 06/01/19	1,040,000	0.1
1,000,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	1,030,000	0.1
2,000,000	#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	650,000	0.1
1,250,000		Peabody Energy Corp., 6.000%, 11/15/18	1,257,812	0.1
1,500,000		Peabody Energy Corp., 6.250%, 11/15/21	1,455,000	0.2
50,000		Peabody Energy Corp., 6.500%, 09/15/20	50,375	0.0
1,000,000		Plains Exploration & Production Co., 6.625%, 05/01/21	1,059,425	0.1
1,500,000		Plains Exploration & Production Co., 6.750%, 02/01/22	1,591,148	0.2
500,000		Plains Exploration & Production Co., 7.625%, 04/01/20	552,780	0.1
1,000,000		Range Resources Corp., 5.000%, 03/15/23	982,500	0.1

See Accompanying Notes to Financial Statements

47

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,000,000		Range Resources Corp., 5.750%, 06/01/21	1,035,000	0.1
1,000,000		Range Resources Corp., 6.750%, 08/01/20	1,077,500	0.1
500,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	495,000	0.0
1,475,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,559,813	0.2
750,000	#	Rockies Express Pipeline LLC, 6.000%, 01/15/19	673,125	0.1
2,000,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,740,000	0.2
900,000		Sabine Oil & Gas LLC - TL 2L, 8.750%, 12/31/18	900,000	0.1
750,000	#	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	729,375	0.1
1,000,000	#	Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	947,500	0.1
1,500,000	#	Samson Investment Co., 10.000%, 02/15/20	1,588,125	0.2
4,000,000		SandRidge Energy, Inc., 7.500%, 03/15/21	3,840,000	0.4
1,500,000		SandRidge Energy, Inc., 8.125%, 10/15/22	1,492,500	0.2
5,260,000	±,X	SemGroup Corp. Escrow, 8.750%, 11/15/15	–	–
4,000,000		Sonat, Inc., 7.000%, 02/01/18	4,190,608	0.5
536,000		Targa Resources Partners L.P., 6.375%, 08/01/22	564,140	0.1
1,500,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	1,443,750	0.2
1,250,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	1,337,500	0.1
500,000	#	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	495,000	0.1
600,000		Whiting Petroleum Corp., 6.500%, 10/01/18	637,500	0.1
			87,629,882	9.8

		Financials: 9.8%
3,000,000		American International Group, Inc., 8.175%, 05/15/58	3,675,000	0.4
GBP 1,000,000		American International Group, Inc., 8.625%, 05/22/38	1,793,213	0.2

2,500,000		Ally Financial, Inc., 3.125%, 01/15/16	2,495,232	0.3
2,000,000	Z	Ally Financial, Inc., 3.910%, 06/15/15	1,855,400	0.2
2,500,000		Ally Financial, Inc., 5.500%, 02/15/17	2,621,982	0.3
2,000,000	Z	Ally Financial, Inc., 6.160%, 11/01/31	2,400,000	0.3
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,890,625	0.3
3,000,000		Ally Financial, Inc., 8.300%, 02/12/15	3,240,000	0.4
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,030,000	0.1
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,047,500	0.1
GBP 1,000,000		Barclays Bank PLC, 14.000%, 11/29/49	1,992,274	0.2
1,250,000	#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,343,750	0.1
750,000		CBRE Services, Inc., 5.000%, 03/15/23	714,375	0.1
2,500,000		CIT Group, Inc., 4.250%, 08/15/17	2,521,875	0.3
3,000,000		CIT Group, Inc., 5.250%, 03/15/18	3,097,500	0.3
1,000,000		CIT Group, Inc., 5.000%, 05/15/17	1,026,250	0.1
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,037,500	0.1
3,500,000		CIT Group, Inc., 5.000%, 08/15/22	3,489,318	0.4
750,000		CNH Capital LLC, 3.875%, 11/01/15	757,500	0.1
1,500,000	#	Corrections Corp. of America, 4.625%, 05/01/23	1,473,750	0.2
1,150,000	L	Credit Agricole S.A., 9.750%, 06/29/49	1,211,813	0.1
3,000,000		E*TRADE Financial Corp., 6.375%, 11/15/19	3,060,000	0.3
500,000		E*TRADE Financial Corp., 6.750%, 06/01/16	516,250	0.1
1,000,000		Ford Motor Co., 8.125%, 01/15/20	1,207,856	0.1
1,600,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	1,898,483	0.2
1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,526,250	0.2
350,000	#	General Motors Financial Co., Inc., 2.750%, 05/15/16	344,969	0.0
400,000	#	General Motors Financial Co., Inc., 3.250%, 05/15/18	390,000	0.0
500,000	#	Geo Group, Inc./The, 5.125%, 04/01/23	478,750	0.1
EUR 1,500,000		GMAC International Finance BV, 7.500%, 04/21/15	2,082,859	0.2
GBP 1,000,000		HBOS Capital Funding L.P., 6.461%, 11/29/49	1,395,480	0.2
2,000,000	#	Hub International Ltd., 8.125%, 10/15/18	2,090,000	0.2

See Accompanying Notes to Financial Statements

48

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

750,000		International Lease Finance Corp., 6.250%, 05/15/19	774,375	0.1
1,250,000	#	International Lease Finance Corp., 6.750%, 09/01/16	1,356,250	0.1
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,497,500	0.3
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,126,250	0.1
1,500,000		International Lease Finance Corp., 8.625%, 09/15/15	1,648,125	0.2
3,000,000		International Lease Finance Corp., 8.750%, 03/15/17	3,356,250	0.4
1,250,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	1,218,750	0.1
EUR 1,250,000		LBG Capital No. 1 PLC, 6.439%, 05/23/20	1,612,817	0.2
GBP 1,000,000		LBG Capital No. 1 PLC, 7.869%, 08/25/20	1,551,378	0.2
3,350,000	#	LBG Capital No. 1 PLC, 7.875%, 11/01/20	3,490,700	0.4
500,000	#	LBG Capital No. 1 PLC, 8.000%, 12/29/49	511,213	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	62,037	0.0
250,000	#	Milestone Aviation Group, LLC, 8.625%, 12/15/17	260,625	0.0
500,000		PHH Corp., 9.250%, 03/01/16	558,750	0.1
EUR 500,000		RBS Capital Trust A, 2.319%, 12/29/49	406,338	0.0
474,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	514,290	0.1
1,000,000	L	Royal Bank of Scotland Group PLC, 7.640%, 03/31/49	905,000	0.1
1,000,000	#	Serta Simmons Holdings, LLC, 8.125%, 10/01/20	1,022,500	0.1
750,000		SLM Corp., 8.000%, 03/25/20	814,687	0.1
2,075,000		SLM Corp., 8.450%, 06/15/18	2,313,625	0.3
500,000		Smurfit Capital Funding PLC, 7.500%, 11/20/25	547,500	0.1
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	986,250	0.1
GBP 200,000		Towergate Finance PLC, 8.500%, 02/15/18	315,775	0.0
GBP 500,000		Towergate Finance PLC, 10.500%, 02/15/19	783,294	0.1
970,000	L	UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,002,738	0.1

EUR 1,000,000		UPCB Finance Ltd., 7.625%, 01/15/20	1,379,741	0.2
			87,722,512	9.8

		Health Care: 10.5%
1,500,000		Alere, Inc., 8.625%, 10/01/18	1,590,000	0.2
5,000,000		Biomet, Inc., 6.500%, 10/01/20	5,012,500	0.6
4,000,000		Biomet, Inc., 6.500%, 08/01/20	4,142,500	0.5
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,017,500	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,065,000	0.2
20,677		Community Health Systems, Inc. - TL B, 2.450%, 07/25/14	20,741	0.0
3,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	3,292,500	0.4
1,750,000		DaVita, Inc., 5.750%, 08/15/22	1,754,375	0.2
1,025,000		DaVita, Inc., 6.375%, 11/01/18	1,072,406	0.1
2,000,000		DaVita, Inc., 6.625%, 11/01/20	2,130,000	0.2
3,500,000		DJO Finance, LLC / DJO Finance Corp., 7.750%, 04/15/18	3,473,750	0.4
1,000,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	1,008,750	0.1
1,500,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	1,522,500	0.2
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,045,000	0.1
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,057,500	0.1
1,750,000		Grifols, Inc., 8.250%, 02/01/18	1,890,000	0.2
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,045,000	0.2
1,500,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,623,750	0.2
2,500,000		HCA, Inc., 4.750%, 05/01/23	2,400,000	0.3
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,005,000	0.2
3,750,000		HCA, Inc., 6.500%, 02/15/20	4,066,406	0.5
1,500,000		HCA, Inc., 7.250%, 09/15/20	1,614,375	0.2
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,885,000	0.4
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,302,500	0.3
3,500,000		HCA, Inc., 8.500%, 04/15/19	3,764,688	0.4
1,500,000		Health Management Associates, Inc., 7.375%, 01/15/20	1,651,875	0.2
1,000,000		Hologic, Inc., 6.250%, 08/01/20	1,041,875	0.1

See Accompanying Notes to Financial Statements

49

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

2,000,000		Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18	2,160,000	0.2
400,000	#	Mallinckrodt International Finance SA, 4.750%, 04/15/23	381,557	0.0
1,000,000	#	Multiplan, Inc., 9.875%, 09/01/18	1,092,500	0.1
3,000,000	#	Mylan, Inc., 7.875%, 07/15/20	3,462,762	0.4
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,185,000	0.2
985,050		Pharmaceutical Product Development, 4.250%, 12/05/18	988,539	0.1
2,181,313		Quintiles Transnational Corp. - TL B2, 4.500%, 06/08/18	2,186,766	0.3
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,170,000	0.2
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,036,250	0.1
2,500,000	#	Tenet Healthcare Corp., 4.500%, 04/01/21	2,337,500	0.3
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,040,000	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,214,500	0.3
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,075,000	0.3
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	510,000	0.1
3,500,000		Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,727,500	0.4
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	993,750	0.1
4,000,000		Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC, 7.750%, 09/15/18	4,340,000	0.5
1,500,000		WP Prism, Inc., 6.250%, 05/31/18	1,501,875	0.2
			93,898,990	10.5

		Industrials: 10.0%
2,500,000	#	Aguila 3 SA, 7.875%, 01/31/18	2,587,500	0.3
2,692,000		Air Medical Group Holdings, Inc., 9.250%, 11/01/18	2,920,820	0.3
500,000	#	American Builders & Contractors Supply Co., Inc., 5.625%, 04/15/21	492,500	0.1
500,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	530,000	0.1
1,500,000	L	Associated Materials, LLC, 9.125%, 11/01/17	1,582,500	0.2

2,000,000	#	Aviation Capital Group, 7.125%, 10/15/20	2,183,164	0.2
1,500,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,627,500	0.2
1,000,000		BE Aerospace, Inc., 5.250%, 04/01/22	1,000,000	0.1
750,000	#	Belden, Inc., 5.500%, 09/01/22	740,625	0.1
1,400,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,561,000	0.2
1,600,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	1,336,000	0.1
750,000	#	Calcipar SA, 6.875%, 05/01/18	772,500	0.1
1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,706,250	0.2
2,500,000		CHC Helicopter SA, 9.250%, 10/15/20	2,575,000	0.3
1,250,000		Clean Harbors, Inc., 5.250%, 08/01/20	1,275,000	0.1
1,500,000	#	CMA CGM SA, 8.500%, 04/15/17	1,327,500	0.1
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	125,649	0.0
700,000		Covanta Holding Corp., 7.250%, 12/01/20	737,267	0.1
750,000		Era Group, Inc., 7.750%, 12/15/22	753,750	0.1
2,000,000		Esterline Technologies Corp., 7.000%, 08/01/20	2,155,000	0.2
750,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	796,875	0.1
1,000,000	#	General Cable Corp., 5.750%, 10/01/22	995,000	0.1
1,500,000		Griffon Corp., 7.125%, 04/01/18	1,578,750	0.2
3,000,000	#	HD Supply, Inc., 7.500%, 07/15/20	3,045,000	0.3
2,000,000		HD Supply, Inc., 8.125%, 04/15/19	2,200,000	0.2
500,000		HD Supply, Inc., 10.500%, 01/15/21	519,375	0.1
1,000,000		HD Supply, Inc., 11.000%, 04/15/20	1,170,000	0.1
1,000,000		HD Supply, Inc., 11.500%, 07/15/20	1,162,500	0.1
1,000,000		Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,073,750	0.1
1,750,000		Interactive Data Corp., 10.250%, 08/01/18	1,933,750	0.2
750,000		Iron Mountain, Inc., 5.750%, 08/15/24	706,875	0.1
500,000	#	LKQ Corp., 4.750%, 05/15/23	478,750	0.1
1,000,000		Manitowoc Co., Inc., 5.875%, 10/15/22	1,010,000	0.1
2,050,000		Manitowoc Co., Inc., 8.500%, 11/01/20	2,244,750	0.3
2,500,000	#	Masonite International Corp., 8.250%, 04/15/21	2,706,250	0.3
500,000	#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	501,250	0.1

See Accompanying Notes to Financial Statements

50

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

577,000		Mueller Water Products, Inc., 8.750%, 09/01/20	631,815	0.1
2,706,000		Ply Gem Industries, Inc., 8.250%, 02/15/18	2,895,420	0.3
1,250,000		Polymer Group, Inc., 7.750%, 02/01/19	1,306,250	0.1
1,000,000	L	Polypore International, Inc., 7.500%, 11/15/17	1,047,500	0.1
6,000,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	6,405,000	0.7
1,500,000	#	Silver II US Holdings, LLC, 7.750%, 12/15/20	1,515,000	0.2
1,000,000		SPX Corp., 6.875%, 09/01/17	1,085,000	0.1
1,000,000		Terex Corp., 6.000%, 05/15/21	1,002,500	0.1
1,000,000	#	Tervita Corp., 8.000%, 11/15/18	1,006,875	0.1
1,000,000	#,L	TransDigm, Inc., 5.500%, 10/15/20	950,000	0.1
5,500,000		TransDigm, Inc., 7.750%, 12/15/18	5,816,250	0.7
2,000,000	#,&	TransUnion Holding Co., Inc., 8.125%, 06/15/18	2,127,500	0.2
2,000,000		TransUnion, LLC / TransUnion Financing Corp., 11.375%, 06/15/18	2,225,000	0.2
1,000,000	#,L	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19	960,000	0.1
1,000,000	#	Triumph Group, Inc., 4.875%, 04/01/21	997,500	0.1
500,000		United Rentals North America, Inc., 5.750%, 07/15/18	527,500	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	300,000	0.0
1,250,000		United Rentals North America, Inc., 7.375%, 05/15/20	1,340,625	0.2
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,718,750	0.3
2,000,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	2,175,000	0.2
1,250,000	#	USG Corp., 8.375%, 10/15/18	1,359,375	0.2
1,500,000		VWR Funding, Inc., 7.250%, 09/15/17	1,560,000	0.2
			90,065,260	10.0

		Information Technology: 2.9%
750,000	#	Alliance Data Systems Corp., 6.375%, 04/01/20	776,250	0.1
1,250,000		Audatex North America, Inc., 6.750%, 06/15/18	1,318,750	0.1
2,500,000	#	CommScope, Inc., 8.250%, 01/15/19	2,681,250	0.3
4,000,000	#	First Data Corp., 6.750%, 11/01/20	4,090,000	0.5

2,000,000	#	First Data Corp., 8.250%, 01/15/21	2,050,000	0.2
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,530,000	0.2
775,000		Mantech International Corp., 7.250%, 04/15/18	809,875	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,440,000	0.2
500,000		NCR Corp., 5.000%, 07/15/22	485,000	0.0
500,000	#	Sensata Technologies BV, 4.875%, 10/15/23	483,750	0.0
1,500,000	#	Sensata Technologies BV, 6.500%, 05/15/19	1,620,000	0.2
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,612,500	0.2
1,000,000	#	SunGard Data Systems, Inc., 6.625%, 11/01/19	1,010,000	0.1
500,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	530,000	0.1
2,000,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	2,130,000	0.2
EUR 2,000,000	L	UPC Holding BV, 8.375%, 08/15/20	2,784,214	0.3
1,000,000	#	VeriSign, Inc., 4.625%, 05/01/23	975,000	0.1
			26,326,589	2.9

		Materials: 9.9%
2,500,000		Aleris International, Inc., 7.625%, 02/15/18	2,615,625	0.3
750,000		Aleris International, Inc., 7.875%, 11/01/20	772,500	0.1
934,863	#,&	ARD Finance SA, 11.125%, 06/01/18	995,629	0.1
1,000,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	937,500	0.1
2,500,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	2,415,625	0.3
250,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	268,125	0.0
1,000,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	1,071,250	0.1
EUR 1,500,000	L	Ardagh Packaging Finance PLC, 9.250%, 10/15/20	2,054,968	0.2
750,000	#	Ashland, Inc., 3.875%, 04/15/18	745,312	0.1
2,000,000	#	Ashland, Inc., 4.750%, 08/15/22	1,985,000	0.2
1,000,000	#	Ashland, Inc., 6.875%, 05/15/43	1,025,000	0.1
250,000	#	Axiall Corp., 4.875%, 05/15/23	238,437	0.0
1,000,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,022,500	0.1
2,000,000		Berry Plastics Corp., 9.750%, 01/15/21	2,270,000	0.3

See Accompanying Notes to Financial Statements

51

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

500,000	#	Bombardier, Inc., 4.250%, 01/15/16	513,750	0.1
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,130,000	0.2
1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,070,000	0.1
375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	403,125	0.0
1,000,000		Celanese US Holdings, LLC, 5.875%, 06/15/21	1,062,500	0.1
1,000,000		Celanese US Holdings, LLC, 6.625%, 10/15/18	1,062,500	0.1
1,250,000	#	Cemex SAB de CV, 9.000%, 01/11/18	1,318,750	0.2
1,500,000		Chemtura Corp., 7.875%, 09/01/18	1,631,250	0.2
1,500,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	1,445,625	0.2
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	977,500	0.1
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,947,500	0.2
2,000,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	2,030,000	0.2
1,500,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,552,500	0.2
1,000,000	#	FQM Akubra, Inc., 7.500%, 06/01/21	962,500	0.1
1,500,000	#	FQM Akubra, Inc., 8.750%, 06/01/20	1,541,250	0.2
2,500,000		Graphic Packaging International, Inc., 7.875%, 10/01/18	2,712,500	0.3
1,000,000		Headwaters, Inc., 7.625%, 04/01/19	1,050,000	0.1
500,000	#	Hecla Mining Co., 6.875%, 05/01/21	466,250	0.1
1,500,000	#	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 04/15/20	1,503,750	0.2
3,500,000	L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,587,500	0.4
2,000,000	L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,920,000	0.2
1,000,000		Huntsman International LLC, 4.875%, 11/15/20	992,500	0.1
4,000,000		Huntsman International, LLC, 8.625%, 03/15/21	4,410,000	0.5
2,000,000	#	Ineos Finance PLC, 7.500%, 05/01/20	2,135,000	0.2
1,250,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,196,875	0.1
1,800,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,957,500	0.2

750,000		Lender Processing Services, Inc., 5.750%, 04/15/23	800,625	0.1
3,500,000		Novelis, Inc./GA, 8.375%, 12/15/17	3,727,500	0.4
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,232,500	0.4
500,000	#,&	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	502,500	0.1
EUR 857,375		OXEA Finance/Cy SCA, 9.625%, 07/15/17	1,196,906	0.1
1,100,000	#	OXEA Finance, 9.500%, 07/15/17	1,183,655	0.1
2,500,000	#	Perstorp Holding AB, 8.750%, 05/15/17	2,512,500	0.3
1,500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	1,545,000	0.2
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	1,005,000	0.1
2,250,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,269,688	0.3
500,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	546,250	0.1
750,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	795,000	0.1
250,000		Scotts Miracle-Gro Co., 7.250%, 01/15/18	263,750	0.0
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	530,000	0.1
1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,960,000	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,270,000	0.3
750,000	#	Steel Dynamics, Inc., 6.125%, 08/15/19	796,875	0.1
250,000		Steel Dynamics, Inc., 7.625%, 03/15/20	267,500	0.0
1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,118,750	0.1
1,000,000	#,L	Tronox Finance, LLC, 6.375%, 08/15/20	947,500	0.1
1,250,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	1,279,688	0.1
			88,749,283	9.9

		Telecommunication Services: 9.7%
2,000,000	#	Avaya, Inc., 7.000%, 04/01/19	1,815,000	0.2
1,750,000		Crown Castle International Corp., 5.250%, 01/15/23	1,686,562	0.2
2,500,000		Crown Castle International Corp., 7.125%, 11/01/19	2,681,250	0.3
1,000,000	#	Digicel Group Ltd., 8.250%, 09/30/20	1,040,000	0.1
1,500,000	#	Digicel Ltd., 6.000%, 04/15/21	1,421,250	0.2

See Accompanying Notes to Financial Statements

52

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

4,750,000	#	Digicel Ltd., 8.250%, 09/01/17	4,963,750	0.6
1,750,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	1,688,750	0.2
750,000		Frontier Communications Corp., 7.000%, 11/01/25	742,500	0.1
1,000,000	L	Frontier Communications Corp., 7.125%, 03/15/19	1,057,500	0.1
825,000		Frontier Communications Corp., 8.500%, 04/15/20	913,688	0.1
1,000,000		Frontier Communications Corp., 9.000%, 08/15/31	995,000	0.1
600,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	639,000	0.1
750,000		Hughes Satellite Systems Corp., 7.625%, 06/15/21	800,625	0.1
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,165,000	0.4
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	3,153,750	0.4
1,500,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,582,500	0.2
2,500,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	2,706,250	0.3
1,500,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	1,520,625	0.2
2,000,000	#	Intelsat Luxembourg SA, 8.125%, 06/01/23	2,072,500	0.2
GBP 1,000,000		Lynx I Corp., 6.000%, 04/15/21	1,515,696	0.2
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,123,750	0.3
750,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	765,938	0.1
2,000,000	#	MetroPCS Wireless, Inc., 6.625%, 04/01/23	2,042,500	0.2
500,000	#	NeuStar, Inc., 4.500%, 01/15/23	475,000	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,172,217	0.1
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	552,500	0.1
500,000	#	SBA Communications Corp., 5.625%, 10/01/19	496,875	0.1
500,000	#	SBA Telecommunications, Inc., 5.750%, 07/15/20	503,125	0.1
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	5,747,500	0.6
7,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	6,895,000	0.8
1,000,000		Sprint Nextel Corp., 6.000%, 12/01/16	1,057,500	0.1
4,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	4,420,000	0.5

1,000,000		Syniverse Holdings, Inc., 9.125%, 01/15/19	1,072,500	0.1
500,000		TW Telecom Holdings, Inc., 8.000%, 03/01/18	532,500	0.1
CHF 1,000,000		UPC Holding BV, 6.750%, 03/15/23	1,032,343	0.1
EUR 1,000,000		UPC Holding BV, 6.750%, 03/15/23	1,269,102	0.1
EUR 2,500,000		UPC Holding BV, 6.375%, 09/15/22	3,140,213	0.3
1,000,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	1,062,500	0.1
1,000,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	1,040,000	0.1
1,000,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21	1,068,750	0.1
1,000,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	1,037,500	0.1
215,055		Vodafone Group PLC, 6.880%, 08/17/15	218,818	0.0
2,000,000		Vodafone Group PLC, 6.880%, 08/17/15	2,035,000	0.2
3,000,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	3,037,500	0.3
2,000,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	2,090,000	0.2
1,000,000		Windstream Corp., 7.750%, 10/01/21	1,040,000	0.1
2,500,000		Windstream Corp., 7.750%, 10/15/20	2,600,000	0.3
1,000,000		Windstream Corp., 7.875%, 11/01/17	1,102,500	0.1
			86,792,327	9.7

		Utilities: 3.5%
2,000,000		AES Corp., 8.000%, 10/15/17	2,260,000	0.2
1,250,000		AES Corp., 7.375%, 07/01/21	1,378,125	0.2
500,000		AES Corp., 8.000%, 06/01/20	572,500	0.1
582,258		AES Red Oak, LLC, 8.540%, 11/30/19	614,282	0.1
3,154,000	#	Calpine Corp., 7.500%, 02/15/21	3,382,665	0.4
886,000	#	Calpine Corp., 7.875%, 01/15/23	956,880	0.1
1,780,000	#	Calpine Corp., 7.875%, 07/31/20	1,940,200	0.2
2,000,000	#	Energy Future Intermediate Holding Co., LLC, 6.875%, 08/15/17	2,040,000	0.2
1,000,000		Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	1,100,000	0.1
2,500,000	#	Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	2,743,750	0.3
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	545,000	0.1

See Accompanying Notes to Financial Statements

53

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

2,250,000	#	NRG Energy, Inc., 6.625%, 03/15/23	2,261,250	0.2
2,000,000		NRG Energy, Inc., 7.625%, 01/15/18	2,150,000	0.2
500,000		NRG Energy, Inc., 7.875%, 05/15/21	536,250	0.1
4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,330,000	0.5
2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	2,167,360	0.2
2,262,730	#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,429,607	0.3
			31,407,869	3.5

	Total Corporate Bonds/Notes (Cost $797,844,741)		831,535,115	92.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.2%
71,125		American Home Mortgage Assets, 0.383%, 05/25/46	49,238	0.0
25,194		American Home Mortgage Investment Trust, 1.914%, 09/25/45	24,721	0.0
47,202		Bear Stearns Adjustable Rate Mortgage Trust, 2.878%, 05/25/47	37,985	0.0
476,817		Countrywide Home Loan Mortgage Pass Through Trust, 0.533%, 03/25/36	213,556	0.0
169,780		Countrywide Alternative Loan Trust, 0.387%, 12/20/46	113,016	0.0
17,971		Countrywide Alternative Loan Trust, 0.453%, 07/25/35	14,961	0.0
348,147		Countrywide Alternative Loan Trust, 5.347%, 11/25/35	257,361	0.1
168,390		Countrywide Alternative Loan Trust, 6.000%, 11/25/36	132,906	0.0
54,954		Countrywide Alternative Loan Trust, 6.500%, 11/25/37	46,071	0.0
439,720		Greenpoint Mortgage Funding Trust, 0.513%, 09/25/46	109,532	0.0
38,309		GSR Mortgage Loan Trust, 2.796%, 01/25/36	34,150	0.0
51,073		Harborview Mortgage Loan Trust, 0.372%, 07/19/46	34,801	0.0
288,937		Harborview Mortgage Loan Trust, 2.797%, 08/19/36	213,333	0.0
197,523		JPMorgan Mortgage Trust, 4.247%, 04/25/35	196,012	0.0
51,335		Luminent Mortgage Trust, 0.363%, 12/25/36	38,095	0.0
28,786		MASTR Adjustable Rate Mortgages Trust, 0.403%, 04/25/46	20,938	0.0

35,833		Merrill Lynch Mortgage-Backed Securities, 4.983%, 04/25/37	28,958	0.0
340,808		Structured Adjustable Rate Mortgage Loan Trust, 5.502%, 02/25/36	283,805	0.1
47,866		Washington Mutual Mortgage Pass-through Certificates, 2.553%, 02/25/37	39,644	0.0
47,633		Washington Mutual Mortgage Pass-through Certificates, 4.480%, 05/25/37	38,455	0.0

		Total Collateralized Mortgage Obligations (Cost $2,111,816)	1,927,538	0.2

MUNICIPAL BONDS: 0.0%
			Puerto Rico: 0.0%
1,600,000		Puerto Rico Sales Tax Financing Corp., 08/01/54	119,472	0.0

		Total Municipal Bonds (Cost $182,302)	119,472	0.0

U.S. TREASURY OBLIGATIONS: 5.3%
			U.S. Treasury Notes: 5.3%
7,400,000		0.250%, due 04/30/14	7,405,062	0.8
35,208,000		0.250%, due 05/31/14	35,230,709	4.0
3,700,000		1.250%, due 04/15/14	3,731,580	0.4
941,000	S	0.500%, due 11/15/13	942,415	0.1

		Total U.S. Treasury Obligations (Cost $47,321,318)	47,309,766	5.3

ASSET-BACKED SECURITIES: 0.1%
			Home Equity Asset-Backed Securities: 0.0%
251,822		MASTR Asset-Backed Securities Trust, 0.403%, 11/25/36	113,395	0.0

			Other Asset-Backed Securities: 0.1%
1,229,158		Structured Asset Securities Corp., 0.493%, 06/25/35	1,053,318	0.1

		Total Asset-Backed Securities (Cost $993,898)	1,166,713	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
			Consumer Discretionary: 0.0%
529	@	The Berry Company, LLC	22,324	0.0

		Total Common Stock (Cost $308,675)	22,324	0.0

		Total Long-Term Investments (Cost $848,762,750)	882,080,928	98.4

See Accompanying Notes to Financial Statements

54

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	U.S. Treasury Bills: 0.0%
100,000	United States Treasury Bill, 0.120%, 05/29/14 (Cost $99,869)	99,888	0.0

	Securities Lending Collateralcc(1): 2.6%
5,447,955	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $5,448,009, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $5,556,936, due 07/03/13-05/15/37)	5,447,955	0.6
1,146,922	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,146,936, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,169,861, due 07/05/13-08/15/21)	1,146,922	0.2
5,447,955	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,448,022, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $5,557,032, due 05/01/15-01/01/47)	5,447,955	0.6
5,447,955	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,448,022, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $5,556,914, due 06/01/18-04/01/43)	5,447,955	0.6

5,447,955	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $5,448,027, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $5,556,914, due 12/04/13-08/27/32)	5,447,955	0.6
		22,938,742	2.6

	Total Short-Term Investments (Cost $23,038,611)	23,038,630	2.6

	Total Investments in Securities (Cost $871,801,361)	$905,119,558	101.0
	Liabilities in Excess of Other Assets	(9,335,903)	(1.0)

	Net Assets	$895,783,655	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $872,121,689.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,484,739
Gross Unrealized Depreciation	(10,486,870)

Net Unrealized Appreciation	$32,997,869

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

55

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$22,324	$22,324

Total Common Stock	–	–	22,324	22,324

Corporate Bonds/Notes	–	831,473,078	62,037	831,535,115
Collateralized Mortgage Obligations	–	1,927,538	–	1,927,538
Municipal Bonds	–	119,472	–	119,472
Short-Term Investments	–	23,038,630	–	23,038,630
U.S. Treasury Obligations	–	47,309,766	–	47,309,766
Asset-Backed Securities	–	1,166,713	–	1,166,713

Total Investments, at fair value	$–	$905,035,197	$84,361	$905,119,558

Other Financial Instruments+
Swaps	745,156	364,514	–	1,109,670
Forward Foreign Currency Contracts	–	974,579	–	974,579

Total Assets	$745,156	$906,374,290	$84,361	$907,203,807

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(31,938)	$–	$(31,938)

Total Liabilities	$–	$(31,938)	$–	$(31,938)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	1,215,000	Buy	09/17/13	$1,609,264	$1,582,056	$(27,208)
Credit Suisse Group AG	Brazilian Real	100,000	Buy	08/02/13	49,225	44,495	(4,730)

							$(31,938)

Barclays Bank PLC	Canadian Dollar	969,000	Sell	09/23/13	$949,891	$919,477	$30,414
BNP Paribas Bank	British Pound	7,174,000	Sell	09/12/13	11,145,548	10,905,918	239,630
BNP Paribas Bank	Swiss Franc	1,000,000	Sell	08/15/13	1,070,734	1,059,104	11,630
Citigroup, Inc.	EU Euro	24,265,000	Sell	09/17/13	32,288,465	31,595,560	692,905

							$974,579

ING PIMCO High Yield Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2013

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%) (2)	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY. 16 Index	Sell	5.000	06/20/16	USD	1,440,000	$100,483	$(14,717)
CDX.NA.HY. 16 Index	Sell	5.000	06/20/16	USD	3,360,000	234,463	436,063
CDX.NA.HY. 19 Index	Sell	5.000	12/20/17	USD	10,000,000	410,210	261,835

						$745,156	$683,181

See Accompanying Notes to Financial Statements

56

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING PIMCO High Yield Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%) (2)	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group AG	AES Corp.	Sell	5.000	03/20/14	0.398	USD	2,000,000	$67,428	$(188,750)	$256,178
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	0.392	USD	100,000	3,376	(2,718)	6,094
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	0.656	USD	100,000	5,365	(9,000)	14,365
Credit Suisse Group AG	El Paso Corp.	Sell	5.000	12/20/14	0.752	USD	2,500,000	157,380	(75,000)	232,380
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	0.637	USD	2,000,000	107,779	(190,000)	297,779
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	0.348	USD	225,000	2,019	–	2,019
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	0.628	USD	1,000,000	21,167	(110,000)	131,167

								$364,514	$(575,468)	$939,982

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

57

ING Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Brazil: 1.0%
277,825		Petroleo Brasileiro SA ADR	4,072,914	0.7
111,130	@	Vale SA ADR	1,351,341	0.3
			5,424,255	1.0

		Canada: 1.6%
757,700		Talisman Energy, Inc.	8,645,431	1.6

		China: 0.7%
165,500		China Mobile Ltd.	1,714,059	0.3
25,000	L	China Telecom Corp., Ltd. ADR	1,187,500	0.2
559,729	L	Dongfang Electrical Machinery Co., Ltd.	746,322	0.2
			3,647,881	0.7

		Denmark: 0.2%
29,270		FLSmidth & Co. A/S	1,329,302	0.2

		France: 10.5%
167,500	@	Alstom	5,494,600	1.0
296,832		AXA S.A.	5,851,332	1.1
151,860		BNP Paribas	8,313,539	1.5
82,275		Cie Generale des Etablissements Michelin	7,356,658	1.3
699,560	@	Credit Agricole S.A.	6,020,962	1.1
290,480	@	France Telecom S.A.	2,750,658	0.5
91,550		Sanofi	9,464,441	1.7
165,330		Total S.A.	8,075,201	1.5
225,049		Vivendi	4,265,020	0.8
			57,592,411	10.5

		Germany: 5.5%
457,140	@	Deutsche Lufthansa AG	9,260,424	1.7
33,410		Merck KGaA	5,080,960	0.9
7,800		Metro AG	246,463	0.1
33,920		Muenchener Rueckversicherungs AG	6,231,502	1.1
31,590		SAP AG	2,306,785	0.4
69,520		Siemens AG	7,039,803	1.3
			30,165,937	5.5

		India: 0.5%
76,440		ICICI Bank Ltd. ADR	2,923,830	0.5

		Ireland: 0.9%
372,850	@	Elan Corp. PLC ADR	5,272,099	0.9

		Italy: 3.0%
259,567		ENI S.p.A.	5,327,317	0.9
2,995,557		Intesa Sanpaolo S.p.A.	4,794,486	0.9
1,398,491		UniCredit SpA	6,537,752	1.2
			16,659,555	3.0

		Japan: 4.2%
381,500		Konica Minolta Holdings, Inc.	2,871,444	0.5
1,283,000		Mazda Motor Corp.	5,072,260	0.9
28,900		Nintendo Co., Ltd.	3,402,656	0.6
342,600		Nissan Motor Co., Ltd.	3,433,746	0.7

136,700		Toyota Motor Corp.	8,245,449	1.5
			23,025,555	4.2

		Netherlands: 4.7%
101,590		Akzo Nobel NV	5,732,291	1.1
55,161	L	Fugro NV	2,997,231	0.6
126,890		Koninklijke Philips Electronics NV	3,459,144	0.6
152,379		Randstad Holdings NV	6,264,017	1.1
159,697		Royal Dutch Shell PLC - Class B	5,289,028	1.0
43,563	@	SBM Offshore NV	734,429	0.1
155,451		TNT Express NV	1,164,682	0.2
			25,640,822	4.7

		Portugal: 1.2%
445,540		Galp Energia SGPS SA	6,604,656	1.2

		Singapore: 2.8%
313,980	L	DBS Group Holdings Ltd.	3,820,478	0.7
570,980	@	Flextronics International Ltd.	4,419,385	0.8
2,532,000		Singapore Telecommunications Ltd.	7,499,319	1.3
			15,739,182	2.8

		South Korea: 3.7%
171,330		KB Financial Group, Inc.	5,081,247	0.9
19,689		POSCO	5,132,061	1.0
8,507		Samsung Electronics Co., Ltd.	9,943,188	1.8
			20,156,496	3.7

		Spain: 0.9%
386,319	@	Telefonica S.A.	4,970,122	0.9

		Sweden: 1.0%
414,521		Telefonaktiebolaget LM Ericsson	4,700,598	0.8
35,200		Getinge AB	1,068,705	0.2
			5,769,303	1.0

		Switzerland: 5.3%
292,740	@	Credit Suisse Group	7,750,024	1.4
50,040		Roche Holding AG - Genusschein	12,419,795	2.3
80,590		Swiss Re Ltd.	5,995,969	1.1
174,760		UBS AG - Reg	2,966,348	0.5
			29,132,136	5.3

		Taiwan: 0.2%
52,030		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	953,190	0.2

		Turkey: 0.6%
221,600	@	Turkcell Iletisim Hizmet AS ADR	3,184,392	0.6

		United Kingdom: 12.3%
1,104,186		Aviva PLC	5,691,171	1.0
530,620		BAE Systems PLC	3,090,076	0.6
787,340		BP PLC	5,464,130	1.0
147,170		Carillion PLC	618,365	0.1
374,121		CRH PLC	7,591,407	1.4

See Accompanying Notes to Financial Statements

58

ING Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

338,530		GlaxoSmithKline PLC	8,462,025	1.5
557,910		HSBC Holdings PLC	5,782,888	1.1
2,490,740	@	International Consolidated Airlines Group SA	9,989,490	1.8
1,484,747		Kingfisher PLC	7,741,244	1.4
1,036,920		Tesco PLC	5,221,769	1.0
2,771,977	@	Vodafone Group PLC	7,943,640	1.4
			67,596,205	12.3

		United States: 35.6%
61,480	@	American International Group, Inc.	2,748,156	0.5
94,170		Amgen, Inc.	9,290,812	1.7
180,240		Baker Hughes, Inc.	8,314,471	1.5
807,340	@	Brocade Communications Systems, Inc.	4,650,278	0.8
26,440		Chesapeake Energy Corp.	538,847	0.1
44,500		Chevron Corp.	5,266,130	1.0
385,400		Cisco Systems, Inc.	9,369,074	1.7
201,720		Citigroup, Inc.	9,676,508	1.8
134,800		Comcast Corp. – Class A	5,645,424	1.0
95,865		CVS Caremark Corp.	5,481,561	1.0
57,410		FedEx Corp.	5,659,478	1.0
76,100	@	Forest Laboratories, Inc.	3,120,100	0.6
187,350		Halliburton Co.	7,816,242	1.4
294,440		Hewlett-Packard Co.	7,302,112	1.3
120,000		JPMorgan Chase & Co.	6,334,800	1.2
144,030		Medtronic, Inc.	7,413,224	1.3
178,530		Merck & Co., Inc.	8,292,719	1.5
341,580		Microsoft Corp.	11,794,757	2.1
284,070		Morgan Stanley	6,939,830	1.3
195,600	@,L	Navistar International Corp.	5,429,856	1.0
169,560		News Corp. - Class A	5,527,656	1.0
134,080	@	Noble Corp.	5,038,726	0.9
98,660		Oracle Corp.	3,030,835	0.5
369,580		Pfizer, Inc.	10,351,936	1.9
1,062,377	@	Sprint Nextel Corp.	7,457,887	1.4
139,870		SunTrust Bank	4,415,696	0.8
62,540		Target Corp.	4,306,504	0.8
80,290	@	TE Connectivity Ltd.	3,656,407	0.7
41,552		Time Warner Cable, Inc.	4,673,769	0.8
22,383		Time Warner, Inc.	1,294,185	0.2
76,450		United Parcel Service, Inc. - Class B	6,611,396	1.2
55,270		Viacom - Class B	3,761,124	0.7
75,230		Walt Disney Co.	4,750,775	0.9
			195,961,275	35.6

	Total Common Stock (Cost $500,181,255)		530,394,035	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc(1): 1.0%
1,257,314	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,257,328, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,282,460, due 12/01/17-06/01/43)	1,257,314	0.2
1,257,314	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,257,340, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,282,460, due 06/01/17-03/01/48)	1,257,314	0.2
1,257,314	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,257,340, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,282,460, due 07/01/32-07/01/43)	1,257,314	0.2
264,686	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $264,688, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $269,987, due 01/15/25-02/15/43)	264,686	0.1

See Accompanying Notes to Financial Statements

59

ING Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

1,257,314	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,257,331, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,282,460, due 12/04/13-08/27/32)	1,257,314	0.3
		5,293,942	1.0

	Total Short-Term Investments (Cost $5,293,942)	5,293,942	1.0

	Total Investments in Securities (Cost $505,475,197)	$535,687,977	97.4
	Assets in Excess of Other Liabilities	14,117,749	2.6

	Net Assets	$549,805,726	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $505,594,061.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$101,291,867
Gross Unrealized Depreciation	(71,197,951)

Net Unrealized Appreciation	$30,093,916

Sector Diversification	Percentage of Net Assets
Financials	19.7%
Health Care	14.5
Energy	13.5
Information Technology	12.2
Industrials	11.8
Consumer Discretionary	11.2
Telecommunication Services	7.4
Materials	4.0
Consumer Staples	2.1
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	2.6

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

See Accompanying Notes to Financial Statements

60

ING Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$5,424,255	$–	$–	$5,424,255
Canada	8,645,431	–	–	8,645,431
China	1,187,500	2,460,381	–	3,647,881
Denmark	–	1,329,302	–	1,329,302
France	–	57,592,411	–	57,592,411
Germany	–	30,165,937	–	30,165,937
India	2,923,830	–	–	2,923,830
Ireland	5,272,099	–	–	5,272,099
Italy	–	16,659,555	–	16,659,555
Japan	–	23,025,555	–	23,025,555
Netherlands	–	25,640,822	–	25,640,822
Portugal	–	6,604,656	–	6,604,656
Singapore	4,419,385	11,319,797	–	15,739,182
South Korea	–	20,156,496	–	20,156,496
Spain	–	4,970,122	–	4,970,122
Sweden	–	5,769,303	–	5,769,303
Switzerland	–	29,132,136	–	29,132,136
Taiwan	953,190	–	–	953,190
Turkey	3,184,392	–	–	3,184,392
United Kingdom	–	67,596,205	–	67,596,205
United States	195,961,275	–	–	195,961,275

Total Common Stock	227,971,357	302,422,678	–	530,394,035

Short-Term Investments	–	5,293,942	–	5,293,942

Total Investments, at fair value	$227,971,357	$307,716,620	$–	$535,687,977

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $3,713,186 were transferred from Level 1 to Level 2 within the fair value hierarchy.
^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

61

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Consumer Discretionary: 12.3%
24,048		Abercrombie & Fitch Co.	1,088,172	0.0
66,642		ADT Corp.	2,655,684	0.1
109,706	@	Amazon.com, Inc.	30,464,259	0.7
11,702	@	Autonation, Inc.	507,750	0.0
10,908	@	Autozone, Inc.	4,621,611	0.1
65,845	@	Bed Bath & Beyond, Inc.	4,668,411	0.1
80,388		Best Buy Co., Inc.	2,197,004	0.1
34,952	@	BorgWarner, Inc.	3,011,115	0.1
64,828		Cablevision Systems Corp.	1,090,407	0.0
67,644	@	Carmax, Inc.	3,122,447	0.1
133,372		Carnival Corp.	4,573,326	0.1
171,892		CBS Corp. - Class B	8,400,362	0.2
9,318	@	Chipotle Mexican Grill, Inc.	3,395,013	0.1
84,300		Coach, Inc.	4,812,687	0.1
792,446		Comcast Corp. – Class A	33,187,638	0.8
39,098		Darden Restaurants, Inc.	1,973,667	0.0
88,036	@	Delphi Automotive PLC	4,462,545	0.1
168,251	@	DIRECTV	10,367,627	0.2
73,633	@	Discovery Communications, Inc. - Class A	5,685,204	0.1
90,794	@	Dollar General Corp.	4,578,741	0.1
68,214	@	Dollar Tree, Inc.	3,468,000	0.1
84,495		D.R. Horton, Inc.	1,798,054	0.0
28,236		Expedia, Inc.	1,698,395	0.0
29,052		Family Dollar Stores, Inc.	1,810,230	0.0
1,184,186		Ford Motor Co.	18,319,357	0.4
16,143	@	Fossil Group, Inc.	1,667,733	0.0
36,627		GameStop Corp.	1,539,433	0.0
69,453		Gannett Co., Inc.	1,698,820	0.0
87,343		Gap, Inc.	3,644,823	0.1
33,106	@,L	Garmin Ltd.	1,197,113	0.0
231,892	@	General Motors Co.	7,724,323	0.2
46,496		Genuine Parts Co.	3,629,943	0.1
75,837	@	Goodyear Tire & Rubber Co.	1,159,548	0.0
81,998		H&R Block, Inc.	2,275,445	0.1
67,883		Harley-Davidson, Inc.	3,721,346	0.1
20,534		Harman International Industries, Inc.	1,112,943	0.0
34,633		Hasbro, Inc.	1,552,597	0.0
440,032		Home Depot, Inc.	34,089,279	0.8
79,915		International Game Technology	1,335,380	0.0
129,046		Interpublic Group of Cos., Inc.	1,877,619	0.0
43,074	@,L	JC Penney Co., Inc.	735,704	0.0
205,452		Johnson Controls, Inc.	7,353,127	0.2
61,376		Kohl’s Corp.	3,100,102	0.1
71,860		L Brands, Inc.	3,539,105	0.1
43,152		Leggett & Platt, Inc.	1,341,596	0.0
49,902		Lennar Corp.	1,798,468	0.0
323,041		Lowe’s Cos., Inc.	13,212,377	0.3
115,567		Macy’s, Inc.	5,547,216	0.1
72,163		Marriott International, Inc.	2,913,220	0.1
103,432		Mattel, Inc.	4,686,504	0.1
301,995		McDonald’s Corp.	29,897,505	0.7
82,567		McGraw-Hill Cos., Inc.	4,391,739	0.1

16,811	@	NetFlix, Inc.	3,548,634	0.1
86,564		Newell Rubbermaid, Inc.	2,272,305	0.1
600,370		News Corp. – Class A	19,572,062	0.5
217,823		Nike, Inc.	13,870,969	0.3
45,253		Nordstrom, Inc.	2,712,465	0.1
78,482		Omnicom Group, Inc.	4,934,163	0.1
33,418	@	O’Reilly Automotive, Inc.	3,763,535	0.1
31,122		Petsmart, Inc.	2,084,863	0.1
15,574	@	Priceline.com, Inc.	12,881,723	0.3
102,827	@	Pulte Homes, Inc.	1,950,628	0.0
24,413		PVH Corp.	3,052,846	0.1
18,371		Ralph Lauren Corp.	3,191,778	0.1
66,766		Ross Stores, Inc.	4,327,104	0.1
26,012		Scripps Networks Interactive - Class A	1,736,561	0.0
199,990		Staples, Inc.	3,171,841	0.1
224,960		Starbucks Corp.	14,732,630	0.3
58,160		Starwood Hotels & Resorts Worldwide, Inc.	3,675,130	0.1
193,299		Target Corp.	13,310,569	0.3
36,019		Tiffany & Co.	2,623,624	0.1
87,646		Time Warner Cable, Inc.	9,858,422	0.2
280,649		Time Warner, Inc.	16,227,125	0.4
216,816		TJX Cos., Inc.	10,853,809	0.3
33,259	@	TripAdvisor, Inc.	2,024,475	0.1
33,076	@	Urban Outfitters, Inc.	1,330,317	0.0
26,477		VF Corp.	5,111,650	0.1
134,385		Viacom - Class B	9,144,899	0.2
542,040		Walt Disney Co.	34,229,826	0.8
1,369		Washington Post	662,281	0.0
23,740		Whirlpool Corp.	2,714,906	0.1
41,298		Wyndham Worldwide Corp.	2,363,485	0.1
23,952		Wynn Resorts Ltd.	3,065,856	0.1
135,322		Yum! Brands, Inc.	9,383,227	0.2
			533,084,422	12.3

		Consumer Staples: 10.5%
605,064		Altria Group, Inc.	21,171,189	0.5
197,727		Archer-Daniels-Midland Co.	6,704,923	0.2
130,656		Avon Products, Inc.	2,747,696	0.1
48,459		Beam, Inc.	3,058,247	0.1
45,810		Brown-Forman Corp.	3,094,465	0.1
54,169		Campbell Soup Co.	2,426,229	0.1
39,319		Clorox Co.	3,268,982	0.1
1,153,769		Coca-Cola Co.	46,277,675	1.1
77,597		Coca-Cola Enterprises, Inc.	2,728,310	0.1
263,981		Colgate-Palmolive Co.	15,123,471	0.3
125,554		ConAgra Foods, Inc.	4,385,601	0.1
46,071	@	Constellation Brands, Inc.	2,401,220	0.1
131,542		Costco Wholesale Corp.	14,544,599	0.3
368,821		CVS Caremark Corp.	21,089,185	0.5
61,548		Dr Pepper Snapple Group, Inc.	2,826,900	0.1
71,972		Estee Lauder Cos., Inc.	4,733,598	0.1
194,126		General Mills, Inc.	9,420,935	0.2
45,077		Hershey Co.	4,024,475	0.1
40,635		Hormel Foods Corp.	1,567,698	0.0
32,203		JM Smucker Co.	3,321,739	0.1
76,441	@	Kellogg Co.	4,909,805	0.1
115,854		Kimberly-Clark Corp.	11,254,058	0.3
179,071		Kraft Foods Group, Inc.	10,004,697	0.2
155,649		Kroger Co.	5,376,116	0.1
113,895		Lorillard, Inc.	4,974,934	0.1

See Accompanying Notes to Financial Statements

62

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

40,103		McCormick & Co., Inc.	2,821,647	0.1
60,803		Mead Johnson Nutrition Co.	4,817,422	0.1
47,171		Molson Coors Brewing Co.	2,257,604	0.0
537,526		Mondelez International, Inc.	15,335,617	0.3
43,532	@	Monster Beverage Corp.	2,645,440	0.1
465,823		PepsiCo, Inc.	38,099,663	0.9
492,659		Philip Morris International, Inc.	42,674,123	1.0
825,595		Procter & Gamble Co.	63,562,559	1.5
96,599		Reynolds American, Inc.	4,672,494	0.1
72,419		Safeway, Inc.	1,713,434	0.0
178,775		Sysco Corp.	6,106,954	0.1
85,726		Tyson Foods, Inc.	2,201,444	0.0
259,722		Walgreen Co.	11,479,712	0.3
493,512		Wal-Mart Stores, Inc.	36,761,709	0.8
103,494		Whole Foods Market, Inc.	5,327,871	0.1
			451,914,440	10.5

		Energy: 10.5%
151,058		Anadarko Petroleum Corp.	12,980,414	0.3
117,618		Apache Corp.	9,859,917	0.2
132,644		Baker Hughes, Inc.	6,118,868	0.1
63,177		Cabot Oil & Gas Corp.	4,486,831	0.1
74,414	@	Cameron International Corp.	4,551,160	0.1
156,330		Chesapeake Energy Corp.	3,186,005	0.1
584,073		Chevron Corp.	69,119,199	1.6
368,299		ConocoPhillips	22,282,090	0.5
68,953		Consol Energy, Inc.	1,868,626	0.0
112,879	@	Denbury Resources, Inc.	1,955,064	0.0
113,360		Devon Energy Corp.	5,881,117	0.1
21,012		Diamond Offshore Drilling	1,445,416	0.0
69,789	@	Ensco PLC	4,056,137	0.1
81,958		EOG Resources, Inc.	10,792,229	0.3
45,200		EQT Corp.	3,587,524	0.1
1,339,369		ExxonMobil Corp.	121,011,989	2.8
71,374	@	FMC Technologies, Inc.	3,974,104	0.1
279,755		Halliburton Co.	11,671,379	0.3
32,120		Helmerich & Payne, Inc.	2,005,894	0.0
89,968		Hess Corp.	5,981,972	0.1
189,672	@	Kinder Morgan, Inc./Delaware	7,235,987	0.2
212,474		Marathon Oil Corp.	7,347,351	0.2
97,835		Marathon Petroleum Corp.	6,952,155	0.2
54,381		Murphy Oil Corp.	3,311,259	0.1
87,966	@	Nabors Industries Ltd.	1,346,759	0.0
128,089		National Oilwell Varco, Inc.	8,825,332	0.2
41,788	@	Newfield Exploration Co.	998,315	0.0
76,384	@	Noble Corp.	2,870,511	0.1
107,827		Noble Energy, Inc.	6,473,933	0.2
242,682		Occidental Petroleum Corp.	21,654,515	0.5
81,496		Peabody Energy Corp.	1,193,101	0.0
186,594		Phillips 66	10,992,253	0.3
41,141		Pioneer Natural Resources Co.	5,955,160	0.1
53,967		QEP Resources, Inc.	1,499,203	0.0
48,890		Range Resources Corp.	3,780,175	0.1
37,555	@	Rowan Companies PLC	1,279,499	0.0
400,467		Schlumberger Ltd.	28,697,465	0.7

105,391	@	Southwestern Energy Co.	3,849,933	0.1
200,592		Spectra Energy Corp.	6,912,400	0.2
41,537		Tesoro Corp.	2,173,216	0.1
164,279		Valero Energy Corp.	5,711,981	0.1
204,615		Williams Companies, Inc.	6,643,849	0.2
60,490	@	WPX Energy, Inc.	1,145,681	0.0
			453,665,968	10.5

		Financials: 17.6%
102,470	@	ACE Ltd.	9,169,016	0.2
140,429		Aflac, Inc.	8,161,733	0.2
444,715	@	American International Group, Inc.	19,878,760	0.5
141,169		Allstate Corp.	6,793,052	0.2
287,918		American Express Co.	21,524,750	0.5
118,621		American Tower Corp.	8,679,499	0.2
61,088		Ameriprise Financial, Inc.	4,940,797	0.1
93,544	@	Aon PLC	6,019,556	0.1
44,075		Apartment Investment & Management Co.	1,324,013	0.0
23,821		Assurant, Inc.	1,212,727	0.0
36,485		AvalonBay Communities, Inc.	4,922,191	0.1
3,248,531		Bank of America Corp.	41,776,109	1.0
349,311		Bank of New York Mellon Corp.	9,798,174	0.2
210,107		BB&T Corp.	7,118,425	0.2
549,517	@	Berkshire Hathaway, Inc.	61,501,943	1.4
37,760		Blackrock, Inc.	9,698,656	0.2
45,527		Boston Properties, Inc.	4,801,733	0.1
175,966		Capital One Financial Corp.	11,052,424	0.3
91,944	@	CBRE Group, Inc.	2,147,812	0.1
329,970		Charles Schwab Corp.	7,005,263	0.2
78,352		Chubb Corp.	6,632,497	0.2
44,402		Cincinnati Financial Corp.	2,038,052	0.0
916,600		Citigroup, Inc.	43,969,302	1.0
92,139		CME Group, Inc.	7,000,721	0.2
56,723		Comerica, Inc.	2,259,277	0.1
147,730		Discover Financial Services	7,037,857	0.2
86,252	@	E*Trade Financial Corp.	1,091,950	0.0
36,407		Equifax, Inc.	2,145,465	0.0
96,175		Equity Residential	5,583,921	0.1
262,783		Fifth Third Bancorp.	4,743,233	0.1
41,475		Franklin Resources, Inc.	5,641,430	0.1
148,922	@	Genworth Financial, Inc.	1,699,200	0.0
129,828		Goldman Sachs Group, Inc.	19,636,485	0.5
137,327		Hartford Financial Services Group, Inc.	4,246,151	0.1
136,117		HCP, Inc.	6,185,156	0.1
85,679		Health Care Real Estate Investment Trust, Inc.	5,743,063	0.1
224,332		Host Hotels & Resorts, Inc.	3,784,481	0.1
143,681		Hudson City Bancorp., Inc.	1,316,118	0.0
254,495		Huntington Bancshares, Inc.	2,005,421	0.0
21,813	@	IntercontinentalExchange, Inc.	3,877,479	0.1
133,940	@	Invesco Ltd.	4,259,292	0.1
1,138,541		JPMorgan Chase & Co.	60,103,579	1.4
279,234		Keycorp	3,082,743	0.1
123,282		Kimco Realty Corp.	2,641,933	0.1
34,690		Legg Mason, Inc.	1,075,737	0.0

See Accompanying Notes to Financial Statements

63

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

88,657		Leucadia National Corp.	2,324,587	0.1
82,049		Lincoln National Corp.	2,992,327	0.1
92,948		Loews Corp.	4,126,891	0.1
36,716		M&T Bank Corp.	4,103,013	0.1
41,518		Macerich Co.	2,531,352	0.1
165,810		Marsh & McLennan Cos., Inc.	6,619,135	0.2
31,493		Mastercard, Inc.	18,092,729	0.4
329,848		Metlife, Inc.	15,093,844	0.3
58,178		Moody’s Corp.	3,544,786	0.1
412,176		Morgan Stanley	10,069,460	0.2
35,554		Nasdaq Stock Market, Inc.	1,165,816	0.0
65,340		Northern Trust Corp.	3,783,186	0.1
73,447		NYSE Euronext	3,040,706	0.1
102,363		People’s United Financial, Inc.	1,525,209	0.0
49,064		Plum Creek Timber Co., Inc.	2,289,817	0.1
159,477		PNC Financial Services Group, Inc.	11,629,063	0.3
83,360		Principal Financial Group, Inc.	3,121,832	0.1
166,809		Progressive Corp.	4,240,285	0.1
150,079		ProLogis, Inc.	5,660,980	0.1
140,372		Prudential Financial, Inc.	10,251,367	0.2
43,309		Public Storage, Inc.	6,640,569	0.2
424,339		Regions Financial Corp.	4,043,951	0.1
93,634		Simon Property Group, Inc.	14,786,681	0.3
133,809		SLM Corp.	3,058,874	0.1
137,169		State Street Corp.	8,944,790	0.2
161,805		SunTrust Bank	5,108,184	0.1
77,763		T. Rowe Price Group, Inc.	5,688,363	0.1
28,308		Torchmark Corp.	1,843,983	0.0
113,473		Travelers Cos., Inc.	9,068,762	0.2
81,546	@	UnumProvident Corp.	2,395,006	0.1
557,163		US Bancorp.	20,141,442	0.5
87,650		Ventas, Inc.	6,088,169	0.1
152,664		Visa, Inc.	27,899,346	0.6
50,856		Vornado Realty Trust	4,213,420	0.1
1,483,736		Wells Fargo & Co.	61,233,785	1.4
173,737		Weyerhaeuser Co.	4,949,767	0.1
87,267	@	XL Group PLC	2,645,935	0.1
55,671		Zions Bancorp.	1,607,778	0.0
			761,892,366	17.6

		Health Care: 12.7%
469,573		Abbott Laboratories	16,378,706	0.4
477,062		AbbVie, Inc.	19,721,743	0.5
38,379	@	Actavis, Inc.	4,844,197	0.1
114,175		Aetna, Inc.	7,254,680	0.2
104,170		Agilent Technologies, Inc.	4,454,309	0.1
58,608	@	Alexion Pharmaceuticals, Inc.	5,406,002	0.1
89,284		Allergan, Inc.	7,521,284	0.2
69,105		AmerisourceBergen Corp.	3,858,132	0.1
225,914		Amgen, Inc.	22,288,675	0.5
163,251		Baxter International, Inc.	11,308,397	0.3
58,233		Becton Dickinson & Co.	5,755,167	0.1
71,504	@	Biogen Idec, Inc.	15,387,661	0.4
407,536	@	Boston Scientific Corp.	3,777,859	0.1
494,781		Bristol-Myers Squibb Co.	22,111,763	0.5
102,337		Cardinal Health, Inc.	4,830,306	0.1
67,278	@	CareFusion Corp.	2,479,194	0.1
125,719	@	Celgene Corp.	14,697,808	0.3
43,947	@	Cerner Corp.	4,222,867	0.1

85,852		Cigna Corp.	6,223,412	0.1
141,720	@	Covidien PLC	8,905,685	0.2
22,547		CR Bard, Inc.	2,450,408	0.1
25,510	@	DaVita, Inc.	3,081,608	0.1
43,177		Densply International, Inc.	1,768,530	0.0
34,487	@	Edwards Lifesciences Corp.	2,317,526	0.0
298,629		Eli Lilly & Co.	14,668,656	0.3
245,736	@	Express Scripts Holding Co.	15,159,454	0.3
70,826	@	Forest Laboratories, Inc.	2,903,866	0.1
459,479	@	Gilead Sciences, Inc.	23,529,920	0.5
49,993	@	Hospira, Inc.	1,915,232	0.0
47,543		Humana, Inc.	4,011,678	0.1
12,048	@	Intuitive Surgical, Inc.	6,103,276	0.1
846,113		Johnson & Johnson	72,647,262	1.7
28,140	@	Laboratory Corp. of America Holdings	2,816,814	0.1
51,657	@	Life Technologies Corp.	3,823,135	0.1
68,262		McKesson Corp.	7,815,999	0.2
304,649		Medtronic, Inc.	15,680,284	0.4
909,589		Merck & Co., Inc.	42,250,409	1.0
114,795	@	Mylan Laboratories	3,562,089	0.1
25,851		Patterson Cos., Inc.	971,998	0.0
34,376		PerkinElmer, Inc.	1,117,220	0.0
26,703		Perrigo Co.	3,231,063	0.1
2,009,388		Pfizer, Inc.	56,282,958	1.3
47,821		Quest Diagnostics	2,899,387	0.1
22,935	@	Regeneron Pharmaceuticals, Inc.	5,157,623	0.1
84,927		St. Jude Medical, Inc.	3,875,219	0.1
86,823		Stryker Corp.	5,615,712	0.1
31,521	@	Tenet Healthcare Corp.	1,453,118	0.0
108,119		Thermo Fisher Scientific, Inc.	9,150,111	0.2
307,710		UnitedHealth Group, Inc.	20,148,851	0.5
32,980	@	Varian Medical Systems, Inc.	2,224,501	0.0
25,960	@	Waters Corp.	2,597,298	0.1
90,478		WellPoint, Inc.	7,404,720	0.2
50,845		Zimmer Holdings, Inc.	3,810,324	0.1
149,814		Zoetis, Inc.	4,627,754	0.1
			548,501,850	12.7

		Industrials: 10.0%
191,273		3M Co.	20,915,703	0.5
30,257		Avery Dennison Corp.	1,293,789	0.0
205,682		Boeing Co.	21,070,064	0.5
198,053		Caterpillar, Inc.	16,337,392	0.4
48,679		CH Robinson Worldwide, Inc.	2,741,114	0.1
31,674		Cintas Corp.	1,442,434	0.0
306,471		CSX Corp.	7,107,062	0.2
53,008		Cummins, Inc.	5,749,248	0.1
175,277		Danaher Corp.	11,095,034	0.3
116,956		Deere & Co.	9,502,675	0.2
51,541		Dover Corp.	4,002,674	0.1
12,355		Dun & Bradstreet Corp.	1,203,995	0.0
142,511	@	Eaton Corp. PLC	9,378,649	0.2
216,786		Emerson Electric Co.	11,823,508	0.3
62,414		Expeditors International Washington, Inc.	2,372,356	0.1
81,043		Fastenal Co.	3,715,822	0.1
88,769		FedEx Corp.	8,750,848	0.2
41,937		Flowserve Corp.	2,265,017	0.1
49,118		Fluor Corp.	2,913,189	0.1
99,747		General Dynamics Corp.	7,813,182	0.2

See Accompanying Notes to Financial Statements

64

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

3,114,724		General Electric Co.	72,230,450	1.7
237,001		Honeywell International, Inc.	18,803,659	0.4
124,691		Illinois Tool Works, Inc.	8,624,876	0.2
83,732	@	Ingersoll-Rand PLC - Class A	4,648,801	0.1
50,573		Iron Mountain, Inc.	1,345,748	0.0
39,399	@	Jacobs Engineering Group, Inc.	2,172,067	0.1
32,101		Joy Global, Inc.	1,557,862	0.0
33,057		Kansas City Southern	3,502,720	0.1
27,172		L-3 Communications Holdings, Inc.	2,329,727	0.1
80,384		Lockheed Martin Corp.	8,718,449	0.2
107,772		Masco Corp.	2,100,476	0.0
94,427		Norfolk Southern Corp.	6,860,122	0.2
71,193		Northrop Grumman Corp.	5,894,780	0.1
106,121		Paccar, Inc.	5,694,453	0.1
33,577		Pall Corp.	2,230,520	0.1
44,782		Parker Hannifin Corp.	4,272,203	0.1
61,889	@	Pentair Ltd.	3,570,376	0.1
60,857	L	Pitney Bowes, Inc.	893,381	0.0
43,970		Precision Castparts Corp.	9,937,660	0.2
64,453	@	Quanta Services, Inc.	1,705,426	0.0
97,681		Raytheon Co.	6,458,668	0.1
89,868		Republic Services, Inc.	3,050,120	0.1
42,179		Robert Half International, Inc.	1,401,608	0.0
41,974		Rockwell Automation, Inc.	3,489,718	0.1
41,278		Rockwell Collins, Inc.	2,617,438	0.1
29,691		Roper Industries, Inc.	3,688,216	0.1
15,909		Ryder System, Inc.	967,108	0.0
17,613		Snap-On, Inc.	1,574,250	0.0
220,066		Southwest Airlines Co.	2,836,651	0.1
48,774		Stanley Black & Decker, Inc.	3,770,230	0.1
26,021	@	Stericycle, Inc.	2,873,499	0.1
82,074		Textron, Inc.	2,138,028	0.0
139,912	@	Tyco International Ltd.	4,610,100	0.1
140,607		Union Pacific Corp.	21,692,848	0.5
214,024		United Parcel Service, Inc. - Class B	18,508,796	0.4
254,765		United Technologies Corp.	23,677,859	0.5
131,287		Waste Management, Inc.	5,294,805	0.1
17,952		WW Grainger, Inc.	4,527,135	0.1
56,267		Xylem, Inc.	1,515,833	0.0
			433,280,421	10.0

		Information Technology: 16.7%
195,822	@	Accenture PLC	14,091,351	0.3
151,197	@	Adobe Systems, Inc.	6,888,535	0.2
183,454	@,L	Advanced Micro Devices, Inc.	748,492	0.0
53,765	@	Akamai Technologies, Inc.	2,287,701	0.1
96,645		Altera Corp.	3,188,319	0.1
47,947		Amphenol Corp.	3,736,989	0.1
92,828		Analog Devices, Inc.	4,182,830	0.1
282,747		Apple, Inc.	111,990,432	2.6
360,286		Applied Materials, Inc.	5,371,864	0.1
67,915	@	Autodesk, Inc.	2,305,035	0.1
145,616		Automatic Data Processing, Inc.	10,027,118	0.2
39,733	@	BMC Software, Inc.	1,793,548	0.0
157,163		Broadcom Corp.	5,305,823	0.1
100,596		CA, Inc.	2,880,063	0.1

1,609,859		Cisco Systems, Inc.	39,135,672	0.9
55,965	@	Citrix Systems, Inc.	3,376,368	0.1
90,604	@	Cognizant Technology Solutions Corp.	5,672,716	0.1
45,254		Computer Sciences Corp.	1,980,768	0.0
442,054		Corning, Inc.	6,290,428	0.1
442,101		Dell, Inc.	5,902,048	0.1
351,837	@	eBay, Inc.	18,197,010	0.4
90,698	@	Electronic Arts, Inc.	2,083,333	0.1
631,806		EMC Corp.	14,923,258	0.3
23,754	@	F5 Networks, Inc.	1,634,275	0.0
88,027		Fidelity National Information Services, Inc.	3,771,077	0.1
20,014	@	First Solar, Inc.	895,226	0.0
40,083	@	Fiserv, Inc.	3,503,655	0.1
43,817		Flir Systems, Inc.	1,181,744	0.0
80,949	@	Google, Inc. - Class A	71,265,071	1.7
33,010		Harris Corp.	1,625,742	0.0
580,932		Hewlett-Packard Co.	14,407,114	0.3
313,959		International Business Machines Corp.	60,000,704	1.4
1,497,400		Intel Corp.	36,267,028	0.8
83,645		Intuit, Inc.	5,104,854	0.1
55,598		Jabil Circuit, Inc.	1,133,087	0.0
72,668	@	JDS Uniphase Corp.	1,044,966	0.0
152,498	@	Juniper Networks, Inc.	2,944,736	0.1
50,217		KLA-Tencor Corp.	2,798,593	0.1
49,069	@	Lam Research Corp.	2,175,719	0.1
70,293		Linear Technology Corp.	2,589,594	0.1
166,158	@	LSI Logic Corp.	1,186,368	0.0
59,048		Microchip Technology, Inc.	2,199,538	0.1
310,296	@	Micron Technology, Inc.	4,446,542	0.1
2,263,292		Microsoft Corp.	78,151,473	1.8
41,844		Molex, Inc.	1,227,703	0.0
81,831		Motorola Solutions, Inc.	4,724,104	0.1
108,205	@	NetApp, Inc.	4,087,985	0.1
173,529		Nvidia Corp.	2,434,612	0.1
1,106,803		Oracle Corp.	34,000,988	0.8
97,186		Paychex, Inc.	3,549,233	0.1
520,471		Qualcomm, Inc.	31,790,369	0.7
57,113	@	Red Hat, Inc.	2,731,144	0.1
85,764		SAIC, Inc.	1,194,693	0.0
163,488	@	Salesforce.com, Inc.	6,241,972	0.1
72,610	@	Sandisk Corp.	4,436,471	0.1
95,889	@	Seagate Technology	4,298,704	0.1
209,846		Symantec Corp.	4,715,240	0.1
125,138	@	TE Connectivity Ltd.	5,698,785	0.1
49,221	@	Teradata Corp.	2,472,371	0.1
58,814	@	Teradyne, Inc.	1,033,362	0.0
334,108		Texas Instruments, Inc.	11,650,346	0.3
48,566		Total System Services, Inc.	1,188,896	0.0
46,112	@	VeriSign, Inc.	2,059,362	0.1
64,085		Western Digital Corp.	3,979,038	0.1
167,817		Western Union Co.	2,871,349	0.1
367,429		Xerox Corp.	3,332,581	0.1
79,057		Xilinx, Inc.	3,131,448	0.1
286,985	@	Yahoo!, Inc.	7,206,193	0.2
			720,743,756	16.7

		Materials: 3.3%
62,336		Air Products & Chemicals, Inc.	5,708,108	0.1
19,853		Airgas, Inc.	1,895,167	0.1
323,201		Alcoa, Inc.	2,527,432	0.1

See Accompanying Notes to Financial Statements

65

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

32,485		Allegheny Technologies, Inc.	854,680	0.0
45,168		Ball Corp.	1,876,279	0.0
31,131		Bemis Co., Inc.	1,218,467	0.0
17,801		CF Industries Holdings, Inc.	3,052,872	0.1
45,793	L	Cliffs Natural Resources, Inc.	744,136	0.0
364,361		Dow Chemical Co.	11,721,493	0.3
46,222		Eastman Chemical Co.	3,236,002	0.1
80,251		Ecolab, Inc.	6,836,583	0.2
277,270		EI Du Pont de Nemours & Co.	14,556,675	0.3
41,611		FMC Corp.	2,540,768	0.1
312,261		Freeport-McMoRan Copper & Gold, Inc.	8,621,526	0.2
24,654		International Flavors & Fragrances, Inc.	1,852,995	0.0
134,001		International Paper Co.	5,937,584	0.1
113,997	@	LyondellBasell Industries NV Class A	7,553,441	0.2
53,095		MeadWestvaco Corp.	1,811,070	0.0
160,867		Monsanto Co.	15,893,660	0.4
83,073		Mosaic Co.	4,470,158	0.1
149,135		Newmont Mining Corp.	4,466,593	0.1
95,376		Nucor Corp.	4,131,688	0.1
49,592	@	Owens-Illinois, Inc.	1,378,162	0.0
42,887		PPG Industries, Inc.	6,279,086	0.2
88,925		Praxair, Inc.	10,240,603	0.2
58,817		Sealed Air Corp.	1,408,667	0.0
25,767		Sherwin-Williams Co.	4,550,452	0.1
36,405		Sigma-Aldrich Corp.	2,925,506	0.1
43,609	L	United States Steel Corp.	764,466	0.0
39,254		Vulcan Materials Co.	1,900,286	0.1
			140,954,605	3.3

		Telecommunication Services: 2.9%
1,620,602		AT&T, Inc.	57,369,311	1.3
183,462		CenturyTel, Inc.	6,485,382	0.2
88,017	@	Crown Castle International Corp.	6,371,550	0.2
301,726	L	Frontier Communications Corp.	1,221,990	0.0
903,912	@	Sprint Nextel Corp.	6,345,462	0.2
861,846		Verizon Communications, Inc.	43,385,328	1.0
178,473		Windstream Corp.	1,376,027	0.0
			122,555,050	2.9

		Utilities: 3.3%
187,087		AES Corp.	2,243,173	0.1
35,628		AGL Resources, Inc.	1,527,016	0.0
73,336		Ameren Corp.	2,525,692	0.1
145,811		American Electric Power Co., Inc.	6,529,417	0.2
129,263		CenterPoint Energy, Inc.	3,036,388	0.1
80,049		CMS Energy Corp.	2,174,931	0.1
87,931		Consolidated Edison, Inc.	5,127,257	0.1
174,012		Dominion Resources, Inc.	9,887,362	0.2
51,804		DTE Energy Co.	3,471,386	0.1
212,588		Duke Energy Corp.	14,349,690	0.3
97,818		Edison International	4,710,915	0.1
53,470		Entergy Corp.	3,725,790	0.1
256,700		Exelon Corp.	7,926,896	0.2
125,560		FirstEnergy Corp.	4,688,410	0.1
23,697		Integrys Energy Group, Inc.	1,386,985	0.0

127,913	NextEra Energy, Inc.	10,422,351	0.2
94,056	NiSource, Inc.	2,693,764	0.1
94,373	Northeast Utilities	3,965,553	0.1
97,677	NRG Energy, Inc.	2,607,976	0.1
61,942	Oneok, Inc.	2,558,824	0.1
133,195	Pacific Gas & Electric Co.	6,091,007	0.1
75,017	Pepco Holdings, Inc.	1,512,343	0.0
33,174	Pinnacle West Capital Corp.	1,840,162	0.0
178,429	PPL Corp.	5,399,261	0.1
151,903	Public Service Enterprise Group, Inc.	4,961,152	0.1
42,043	SCANA Corp.	2,064,311	0.0
67,930	Sempra Energy	5,553,957	0.1
262,186	Southern Co.	11,570,268	0.3
61,726	TECO Energy, Inc.	1,061,070	0.0
69,217	Wisconsin Energy Corp.	2,837,205	0.1
149,782	Xcel Energy, Inc.	4,244,822	0.1
		142,695,334	3.3

	Total Common Stock
	(Cost $3,126,425,068)	4,309,288,212	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateralcc(1): 0.1%
1,456,314	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,456,331, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,485,440, due 12/01/17-06/01/43)	1,456,314	0.0
1,456,314	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,456,344, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,485,440, due 06/01/17-03/01/48)	1,456,314	0.0
1,456,314	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,456,344, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,485,440, due 07/01/32-07/01/43)	1,456,314	0.0

See Accompanying Notes to Financial Statements

66

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

306,585	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $306,588, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $312,725, due 01/15/25-02/15/43)	306,585	0.0
1,456,314	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,456,333, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,485,440, due 12/04/13-08/27/32)	1,456,314	0.1
		6,131,841	0.1

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.6%
25,886,116	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $25,886,116)	25,886,116	0.6

	Total Short-Term Investments
	(Cost $32,017,957)	32,017,957	0.7

	Total Investments in Securities
	(Cost $3,158,443,025)	$4,341,306,169	100.5
	Liabilities in Excess of Other Assets	(19,474,523)	(0.5)

	Net Assets	$4,321,831,646	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $3,217,272,130.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,238,389,992
Gross Unrealized Depreciation	(114,355,953)

Net Unrealized Appreciation	$1,124,034,039

See Accompanying Notes to Financial Statements

67

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,309,288,212	$–	$–	$4,309,288,212
Short-Term Investments	25,886,116	6,131,841	–	32,017,957

Total Investments, at fair value	$4,335,174,328	$6,131,841	$–	$4,341,306,169

Liabilities Table
Other Financial Instruments+
Futures	$(182,208)	$–	$–	$(182,208)

Total Liabilities	$(182,208)	$–	$–	$(182,208)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING U.S. Stock Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	185	09/20/13	$14,793,525	$(182,208)

			$14,793,525	$(182,208)

See Accompanying Notes to Financial Statements

68

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.1%
		Financials: 0.1%
590,000	Bear Stearns Cos., Inc., 2.860%, 03/10/14	595,151	0.1

	Total Corporate Bonds/Notes
	(Cost $582,752)	595,151	0.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
166,267	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	166,792	0.0

	Total Collateralized Mortgage Obligations
	(Cost $159,441)	166,792	0.0

STRUCTURED PRODUCTS: 0.1%
	Financials: 0.1%
445,000	International Bank for Reconstruction & Development, 1.907%, 12/10/13	440,216	0.1

	Total Structured Products
	(Cost $444,115)	440,216	0.1

FOREIGN GOVERNMENT BONDS: 19.0%
EUR 73,000,000	Bundesschatzanweisungen, 0.190%, 06/12/15	94,665,966	9.4
EUR 50,470,000	France Government Bond OAT, 3.500%, 04/25/15	69,514,532	6.9
EUR 605,900	Hellenic Republic Government Bond, 10/15/42	8,360	0.0
EUR 1,939,695	Italy Buoni Poliennali Del Tesoro, 2.150%, 09/15/14	2,563,745	0.2
EUR 19,478,855	Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	25,526,159	2.5

	Total Foreign Government Bonds
	(Cost $193,562,785)	192,278,762	19.0

U.S. TREASURY OBLIGATIONS: 53.0%
		Treasury Inflation Indexed Protected Securities: 53.0%
57,859,605	0.125%, due 04/15/16	59,369,394	5.9
14,544,638	0.125%, due 04/15/17	14,929,271	1.5
6,287,063	0.125%, due 04/15/18	6,450,627	0.6
14,385,580	0.125%, due 01/15/22	14,088,317	1.4
17,336,510	0.125%, due 07/15/22	16,943,734	1.7
3,022	0.125%, due 01/15/23	2,928	0.0
2,174,736	0.500%, due 04/15/15	2,230,125	0.2
8,292,782	0.625%, due 07/15/21	8,561,327	0.8
15,707,042	0.625%, due 02/15/43	13,202,507	1.3
1,918,925	0.750%, due 02/15/42	1,689,554	0.2
24,799,557	1.125%, due 01/15/21	26,521,960	2.6
13,861,120	1.250%, due 07/15/20	15,058,263	1.5
22,592,263	1.375%, due 01/15/20	24,619,399	2.4
7,952,169	1.625%, due 01/15/15	8,272,116	0.8
29,823,247	1.750%, due 01/15/28	33,404,362	3.3

16,058,868		1.875%, due 07/15/15	17,081,995	1.7
4,824,492		1.875%, due 07/15/19	5,440,555	0.5
3,909,927		2.000%, due 07/15/14	4,038,528	0.4
9,067,952		2.000%, due 01/15/16	9,743,088	1.0
12,875,554		2.000%, due 01/15/26	14,867,750	1.5
5,214,886		2.125%, due 01/15/19	5,898,526	0.6
14,675,856		2.125%, due 02/15/40	17,825,427	1.8
4,338,319		2.125%, due 02/15/41	5,279,699	0.5
32,593,827		2.375%, due 01/15/25	38,824,854	3.8
21,691,365		2.375%, due 01/15/27	26,095,731	2.6
29,436,052		2.500%, due 07/15/16	32,554,449	3.2
21,828,873		2.500%, due 01/15/29	26,898,978	2.7
3,203,023		3.375%, due 04/15/32	4,497,996	0.4
24,397,430		3.625%, due 04/15/28	33,854,288	3.4
32,791,890	S	3.875%, due 04/15/29	47,243,374	4.7

	Total U.S. Treasury Obligations
	(Cost $578,740,677)		535,489,122	53.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Mortgage Corporation: 5.0%##
4,175,933		3.500%, due 05/01/43	4,239,112	0.4
22,588,676		3.500%, due 06/01/43	22,930,423	2.3
23,110,343		3.500%, due 07/01/43	23,459,983	2.3
			50,629,518	5.0

		Federal National Mortgage Association: 5.0%##
49,952,323		3.500%, due 06/01/43	50,833,192	5.0

	Total U.S. Government Agency Obligations
	(Cost $101,643,854)		101,462,710	10.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.7%
		Options on Currencies: 0.0%
10,600,000	@	USD Call vs. JPY Put, Strike @ 99.000, Exp. 09/09/13 Counterparty: UBS Warburg LLC	283,289	0.0

		Options on Exchange-Traded Futures Contracts: 0.2%
1,150	@	Eurodollar (2 Year) Mid-Curve Call Option, Strike at 98.875, Exp. 09/13/13 Counterparty: Goldman Sachs & Co.	359,375	0.1
166	@	U.S. Treasury Long Bond, Strike at 142.000, Exp. 08/23/13 Counterparty: UBS Warburg LLC	1,094,562	0.1
			1,453,937	0.2

		Options on Inflations Caps: 0.0%
6,085,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/13/14 Counterparty: Deutsche Bank AG	2,937	0.0

See Accompanying Notes to Financial Statements

1

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

12,170,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/10/14 Counterparty: Deutsche Bank AG	5,961	0.0
36,505,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/10/14 Counterparty: Deutsche Bank AG	17,881	0.0
			26,779	0.0

		OTC Interest Rate Swaptions: 0.5%
36,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.000%, Exp. 03/13/14 Counterparty: Deutsche Bank AG	1,053,414	0.1
19,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.250%, Exp. 01/29/16 Counterparty: Deutsche Bank AG	1,348,111	0.1
19,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.250%, Exp. 02/01/16 Counterparty: Deutsche Bank AG	1,349,898	0.1
9,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.900%, Exp. 09/09/13 Counterparty: Citigroup, Inc.	7,265	0.0
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,701,067	0.2
			5,459,755	0.5

	Total Purchased Options
	(Cost $4,863,323)		7,223,760	0.7

	Total Long-Term Investments
	(Cost $879,996,947)		837,656,513	82.9

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 15.7%
		Mutual Funds: 8.7%
88,460,190		Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (Cost $88,460,190)	88,460,190	8.7

		Affiliated Investment Companies: 7.0%
70,481,999	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $70,481,999)	70,481,999	7.0

	Total Short-Term Investments
	(Cost $158,942,189)	158,942,189	15.7

	Total Investments in Securities
	(Cost $1,038,939,136)	$996,598,702	98.6
	Assets in Excess of Other Liabilities	14,195,180	1.4

	Net Assets	$1,010,793,882	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

EUR	EU Euro

Cost for federal income tax purposes is $1,039,785,733.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,036,884
Gross Unrealized Depreciation	(46,223,915)

Net Unrealized Depreciation	$(43,187,031)

See Accompanying Notes to Financial Statements

2

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Purchased Options	$1,453,937	$5,769,823	$–	$7,223,760
Corporate Bonds/Notes	–	595,151	–	595,151
Collateralized Mortgage Obligations	–	166,792	–	166,792
Structured Products	–	440,216	–	440,216
U.S. Treasury Obligations	–	535,489,122	–	535,489,122
Foreign Government Bonds	–	192,278,762	–	192,278,762
Short-Term Investments	158,942,189	–	–	158,942,189
U.S. Government Agency Obligations	–	101,462,710	–	101,462,710

Total Investments, at fair value	$160,396,126	$836,202,576	$–	$996,598,702

Other Financial Instruments+
Swaps	–	3,251,465	–	3,251,465
Futures	2,033,840	–	–	2,033,840
Forward Foreign Currency Contracts	–	1,849,566	–	1,849,566

Total Assets	$162,429,966	$841,303,607	$–	$1,003,733,573

Liabilities Table
Other Financial Instruments+
Written Options	$(912,070)	$(5,147,848)	$–	$(6,059,918)
Swaps	–	(855,040)	–	(855,040)
Futures	(2,026,488)	–	–	(2,026,488)
Forward Foreign Currency Contracts	–	(391,793)	–	(391,793)

Total Liabilities	$(2,938,558)	$(6,394,681)	$–	$(9,333,239)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New
York Mellon Corp.	Japanese Yen	1,156,490	Buy	07/17/13	$11,656	$11,661	$5
Deutsche Bank AG	EU Euro	4,278,570	Buy	07/10/13	5,582,915	5,569,363	(13,552)
Deutsche Bank AG	Norwegian Krone	16,006,102	Buy	07/17/13	2,466,477	2,633,640	167,163
Deutsche Bank AG	Norwegian Krone	47,822,821	Buy	08/20/13	7,653,454	7,858,913	205,459
Goldman Sachs & Co.	Japanese Yen	190,000,000	Buy	07/17/13	1,842,301	1,915,819	73,518
Royal Bank of Scotland Group PLC	Japanese Yen	495,027,520	Buy	07/17/13	5,200,000	4,991,490	(208,510)
UBS Warburg LLC	EU Euro	3,900,000	Buy	07/23/13	5,086,206	5,076,869	(9,337)

							$214,746

Barclays Bank PLC	EU Euro	16,440,000	Sell	07/23/13	$21,459,839	$21,400,956	$58,883
Barclays Bank PLC	Japanese Yen	395,162,000	Sell	07/17/13	3,969,393	3,984,520	(15,127)
Deutsche Bank AG	EU Euro	1,530,000	Sell	07/23/13	1,993,027	1,991,695	1,332
Goldman Sachs & Co.	EU Euro	130,312,000	Sell	07/23/13	170,929,599	169,635,117	1,294,482
Goldman Sachs & Co.	EU Euro	546,000	Sell	07/23/13	714,374	710,762	3,612
Goldman Sachs & Co.	EU Euro	1,000,000	Sell	07/23/13	1,311,368	1,301,761	9,607
UBS Warburg LLC	EU Euro	1,403,145	Sell	07/23/13	1,862,064	1,826,559	35,505
UBS Warburg LLC	EU Euro	3,056,095	Sell	07/23/13	3,954,892	3,978,306	(23,414)
UBS Warburg LLC	EU Euro	2,833,017	Sell	07/23/13	3,660,414	3,687,912	(27,498)

See Accompanying Notes to Financial Statements

3

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

UBS Warburg LLC	EU Euro	6,582,000	Sell	07/23/13	8,473,838	8,568,193	(94,355)

$1,243,027

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	205	12/16/13	$51,057,812	$30,301
U.S. Treasury 10-Year Note	747	09/19/13	94,542,187	(1,840,608)
U.S. Treasury 2-Year Note	7	09/30/13	1,540,000	(2,386)

			$147,139,999	$(1,812,693)

Short Contracts
Euro-Schatz	(1,147)	09/06/13	(164,758,265)	(183,494)
Long Gilt	(41)	09/26/13	(6,978,007)	244,806
U.S. Treasury 5-Year Note	(1,165)	09/30/13	(141,019,615)	129,970
U.S. Treasury Long Bond	(212)	09/19/13	(28,798,875)	1,083,568
U.S. Treasury Ultra Long Bond	(222)	09/19/13	(32,703,375)	545,195

			$(374,258,137)	$1,820,045

ING BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.970% and pay a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Deutsche Bank AG	03/07/23	USD	2,700,000	$(160,653)	$–	$(160,653)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Deutsche Bank AG	03/17/24	USD	9,000,000	(389,415)	–	(389,415)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.485%
Counterparty: Deutsche Bank AG	07/09/42	USD	3,100,000	575,905	–	575,905
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.506%
Counterparty: Deutsche Bank AG	08/10/42	USD	1,000,000	182,188	–	182,188
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.716%
Counterparty: Deutsche Bank AG	08/21/42	USD	3,100,000	437,655	–	437,655
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.576%
Counterparty: Deutsche Bank AG	11/29/42	USD	5,400,000	916,197	–	916,197
Receive a fixed rate equal to 2.927% and pay a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Deutsche Bank AG	04/15/43	USD	3,000,000	(304,972)	–	(304,972)

				$1,256,905	$–	$1,256,905

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real
Rates Inflation Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 35 basis points and, if negative, the absolute value of the total return on the basket.
Counterparty: Barclays Bank PLC	07/24/13	441,674,301	$1,139,520	$–	$1,139,520

			$1,139,520	$–	$1,139,520

See Accompanying Notes to Financial Statements

4

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on June 30, 2013:

Inflation Caps

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount		Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR	3,140,000	$217,411	$ (97,541)

							$217,411	$ (97,541)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on June 30, 2013:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Eurodollar (2 Year) Mid-Curve Call Option	99.13	09/13/13	2,287	$240,703	$(185,819)
U.S. Treasury Long Bond	138.00	08/23/13	166	77,470	(147,844)
U.S. Treasury Long Bond	138.00	08/23/13	166	191,596	(578,407)

				$509,769	$(912,070)

ING BlackRock Inflation Protected Bond Portfolio Written OTC Options on June 30, 2013:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,500,000	Deutsche Bank AG	AUD Put vs. NOK Call	5.200 AUD	09/19/13	$64,781	$(24,172)
13,155,000	Deutsche Bank AG	EUR Call vs. USD Put	1.315 EUR	07/03/13	121,518	(18,699)
16,700,000	Deutsche Bank AG	USD Put vs. JPY Call	96.000 USD	08/06/13	230,794	(123,011)
10,600,000	UBS Warburg LLC	USD Put vs. JPY Call	93.000 USD	09/09/13	168,275	(71,913)

			Total Written OTC Options		$585,368	$(237,795)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on June 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR	Pay	4.500%	06/08/22	EUR 10,100,000	$475,559	$(538,286)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR- BBA	Pay	2.000%	12/26/13	USD 23,600,000	75,520	(223,593)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR- BBA	Pay	2.000%	10/17/14	USD 19,500,000	154,050	(584,396)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR- BBA	Pay	2.500%	04/10/14	USD 16,300,000	317,850	(923,326)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR- BBA	Pay	2.000%	10/17/14	USD 12,200,000	97,905	(365,622)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR- BBA	Pay	2.400%	10/03/14	USD 31,000,000	522,350	(1,289,147)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR- BBA	Pay	2.250%	06/27/14	USD 14,100,000	148,403	(240,738)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR- BBA	Pay	2.250%	08/18/14	USD 25,500,000	382,500	(514,026)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR- BBA	Receive	1.000%	12/06/13	USD 23,600,000	35,400	(9,745)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR- BBA	Receive	1.000%	10/17/14	USD 19,500,000	89,700	(18,378)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR- BBA	Receive	1.000%	10/17/14	USD 12,200,000	56,120	(11,498)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR- BBA	Receive	2.150%	09/09/13	USD 9,000,000	202,680	(10,466)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR- BBA	Receive	1.250%	06/27/14	USD 14,100,000	148,403	(29,033)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR- BBA	Receive	1.250%	08/18/14	USD 25,500,000	175,950	(54,258)

					Total Written Swaptions		$2,882,390	$(4,812,512)

See Accompanying Notes to Financial Statements

5

ING Goldman Sachs Commodity Strategy Portfolio	CONSOLIDATED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.5%
115,739		NCUA Guaranteed Notes, 0.543%, 12/07/20	116,063	0.4
212,843		NCUA Guaranteed Notes, 0.563%, 11/06/17	212,809	0.8
256,278		NCUA Guaranteed Notes, 0.573%, 03/06/20	255,958	1.0
222,506		NCUA Guaranteed Notes, 0.573%, 04/06/20	222,914	0.8
151,803		NCUA Guaranteed Notes, 0.573%, 05/07/20	152,023	0.6
265,747		NCUA Guaranteed Notes, 0.593%, 03/11/20	266,577	1.0
509,627		NCUA Guaranteed Notes, 0.593%, 02/06/20	510,264	1.9

	Total Collateralized Mortgage Obligations
	(Cost $1,734,534)		1,736,608	6.5

U.S. TREASURY OBLIGATIONS: 2.2%
		U.S. Treasury Notes: 2.2%
600,000	S	1.000%, due 05/31/18	589,500	2.2

	Total U.S. Treasury Obligations
	(Cost $598,688)		589,500	2.2

	Total Long-Term Investments
	(Cost $2,333,222)		2,326,108	8.7

SHORT-TERM INVESTMENTS: 79.2%
		U.S. Government Agency Obligations: 41.5%
2,000,000	Z	Fannie Mae Discount Notes, 0.040%, 07/10/13	1,999,978	7.6
5,000,000	Z	Federal Farm Credit Discount Notes, 0.040%, 10/11/13	4,999,436	18.9
2,000,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, 07/12/13	1,999,963	7.5
2,000,000	Z	Freddie Mac Discount Notes, 0.050%, 07/15/13	1,999,954	7.5
			10,999,331	41.5

Shares		Value	Percentage of Net Assets
		Mutual Funds: 37.7%
10,013,801	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,013,801)	10,013,801	37.7

	Total Short-Term Investments
	(Cost $21,012,005)	21,013,132	79.2

	Total Investments in Securities
	(Cost $23,345,227)	$23,339,240	87.9
	Assets in Excess of Other Liabilities	3,206,666	12.1

	Net Assets	$26,545,906	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,546
Gross Unrealized Depreciation	(9,533)

Net Unrealized Depreciation	$(5,987)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

6

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$1,736,608	$–	$1,736,608
Short-Term Investments	10,013,801	10,999,331	–	21,013,132
U.S. Treasury Obligations	–	589,500	–	589,500

Total Investments, at fair value	$10,013,801	$13,325,439	$–	$23,339,240

Other Financial Instruments+
Futures	105,685	–	–	105,685
Swaps	–	–	–	–

Total Assets	$10,119,486	$13,325,439	$–	$23,444,925

Liabilities Table
Other Financial Instruments+
Futures	$(131,808)	$–	$–	$(131,808)

Total Liabilities	$(131,808)	$–	$–	$(131,808)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Long Bond	29	09/19/13	$3,939,469	$(131,808)

			$3,939,469	$(131,808)

Short Contracts
U.S. Treasury 10-Year Note	(22)	09/19/13	(2,784,375)	56,653
U.S. Treasury 2-Year Note	(50)	09/30/13	(11,000,000)	13,400
U.S. Treasury 5-Year Note	(23)	09/30/13	(2,784,078)	29,931
U.S. Treasury Ultra Long Bond	(1)	09/19/13	(147,313)	5,701

			$(16,715,766)	$105,685

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements Outstanding on June 30, 2013:(1)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive the price return of the Merriil Lynch Commodity
Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index.
Counterparty: Merrill Lynch & Co., Inc.	12/13/13	14,060,926	$–	$–	$–
Receive the price return of the Dow Jones-UBS Commodity Index Excess ReturmSM, if positive. Pay 27 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM.
Counterparty: UBS Warburg LLC	06/12/14	12,674,515	–	–	–

			$–	$–	$–

(1) Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At June 30, 2013, each total return swap reset with a negative price return and the Portfolio recorded a realized loss on June 30, 2013 in the amount of $ (1,232,627). The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and .Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2013

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 4, 2013